UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08690

MassMutual Premier Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)
Frederick C. Castellani
1295 State Street, Springfield, MA	01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	413-788-8411

Date of fiscal year end:	10/31/2006

Date of reporting period:	4/30/2006

Item 1. Reports to Stockholders.

RETIREMENT SERVICES

MassMutual Premier Funds

Semi-Annual Report, April 30, 2006

INVEST
INSURE
RETIRE

MassMutual FINANCIAL GROUP℠

You can't predict. You can prepare.®

Table of Contents

Letter to Shareholders	1

Portfolio Manager Reports	3

Portfolio of Investments

MassMutual Premier Money Market Fund	71

MassMutual Premier Short-Duration Bond Fund	73

MassMutual Premier Inflation-Protected Bond Fund	80

MassMutual Premier Core Bond Fund	81

MassMutual Premier Diversified Bond Fund	91

MassMutual Premier Strategic Income Fund	101

MassMutual Premier High Yield Fund	120

MassMutual Premier Balanced Fund	125

MassMutual Premier Value Fund	135

MassMutual Premier Enhanced Index Value Fund	137

MassMutual Premier Enhanced Index Value Fund II	143

MassMutual Premier Enhanced Index Core Equity Fund	149

MassMutual Premier Main Street Fund	154

MassMutual Premier Capital Appreciation Fund	160

MassMutual Premier Core Growth Fund	163

MassMutual Premier Enhanced Index Growth Fund	166

MassMutual Premier Mid-Cap Value Fund	172

MassMutual Premier Small Capitalization Value Fund	174

MassMutual Premier Small Company Opportunities Fund	177

MassMutual Premier Global Fund	180

MassMutual Premier International Equity Fund	184

MassMutual Premier Focused International Fund	188

Statement of Assets and Liabilities	190

Statement of Operations	202

Statement of Changes in Net Assets	208

Financial Highlights	220

Notes to Financial Statements	264

Other Information (Unaudited)	314

This material must be preceded or accompanied by a current prospectus for the MassMutual Premier Funds. Investors should consider a Fund's investment objective, risks, charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus. Read it carefully before investing.

[This page is intentionally left blank.]

MassMutual Premier Funds – Letter to Shareholders

To Our Shareholders

Frederick C. Castellani

We remain confident that the markets offer ample opportunity for those who invest for the long term with a well-defined plan. MassMutual believes investors would be well served by reviewing their asset allocation and making appropriate adjustments to keep themselves on track.

Stocks outperform bonds throughout the six-month period

For the six months ended April 30, 2006, equities outperformed their fixed-income counterparts, as the growth of the U.S. economy and strength in the corporate world provided the stock market with a substantial lift. The Dow Jones Industrial AverageSM (The Dow), a barometer of blue-chip activity, returned 8.88% for the six-month period. The technology-focused Nasdaq Composite® Index (Nasdaq) gained 9.54%, moderately trailing the S&P 500® Index, a measure of U.S. large-cap stock performance, which advanced 9.63%. The clear winner, however, for the timeframe was the MSCI® EAFE® Index, a benchmark for foreign stocks that delivered a 22.89% return.*

In the bond arena, the Lehman Brothers® Aggregate Bond Index,* a broad measure of the U.S. investment grade fixed income markets, advanced just 0.56% for the six-month period ended April 30. Investors in this market segment faced numerous challenges, including a Federal Reserve (Fed) that raised the federal funds target rate in 0.25% increments four times – from 3.75% to 4.75%.

Taking a look at the two quarterly periods, stocks made upward progress in the fourth quarter of 2005, as investors learned that the U.S. economy grew at a pace of 4.1% in the third quarter – lower than initial estimates, but still pleasantly surprising many observers. For the quarter, The Dow lagged Nasdaq and the S&P 500 Index, although all three benchmarks were in positive territory. Foreign stocks, as measured by the MSCI EAFE Index, were the frontrunners.

In the bond market during the fourth quarter of 2005, the yield curve continued to flatten – indicating a reduction in the disparity in yields between shorter- and longer-term fixed income investments – due to persistent upward pressure on short-term yields by the Fed's credit tightening and the relatively flat movement of longer-term yields. The U.S. economy grew at a 1.7% annual pace in the fourth quarter, as measured by the Gross Domestic Product ("GDP"), versus 4.1% in the third quarter. However, the slowdown was expected, as consumers temporarily reined in their spending following the devastation of the 2005 hurricane season.

Turning to the first quarter of 2006, most U.S. stock indexes posted strong gains, as solid growth in corporate profits and signs of a rebound in overall economic activity (after a relatively weak fourth quarter) helped to boost share prices. Early in January 2006, stocks also benefited from speculation that the Fed might be close to the end of its series of interest rate hikes. Investors were subsequently disappointed, however, when new Fed chairman Ben Bernanke hinted at further hikes following the Fed's late March increase. Against this backdrop, foreign stocks continued to outperform their U.S.-based counterparts substantially, although all equity segments advanced – and by a wider margin than in the fourth quarter.

As early estimates placed first quarter economic growth around the robust level of 5.0%, bond yields rose and prices fell. (The official GDP for the first quarter came in at 4.8%.) Additionally, inflationary pressures at the wholesale level were somewhat stronger than expected, as the core Producer Price Index – excluding food and energy – ticked up by 0.4% in January and 0.3% in February. (Rising inflation tends to drive bond prices lower.) The period featured two hikes in short-term interest rates by the Fed, and longer-term rates also rose during the quarter. Consequently, the Lehman Brothers Aggregate Bond Index fell slightly.

* Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

MassMutual Premier Funds – Letter to Shareholders (Continued)

A leadership change at the Fed

After more than 18 years on the job as chairman of the Fed, Alan Greenspan retired at the end of January 2006. His replacement, Ben Bernanke, is an economist widely respected both in academia and within the current Bush administration.

After the fourteen 0.25% increases implemented by Greenspan, there was some speculation that Bernanke might opt for a "one and done" strategy at his first Federal Open Market Committee meeting in late March. Bernanke, however, took a different approach by increasing the target federal funds rate by another 0.25%. Concurrent with this move, he proclaimed, "...some further policy firming may be needed..."

With the economy apparently making a speedy recovery from its fourth quarter pause and some key inflation gauges higher than the Fed would like, it is not surprising that Bernanke gave himself the option of additional rate hikes. Leaving the outcome of future Fed meetings in doubt allows him more opportunity to sift through the economic data, especially inflation yardsticks such as the Consumer Price Index and the Producer Price Index. Bernanke has shown an acute awareness of a maxim his predecessor embraced: In the face of economic uncertainty, flexibility is a central banker's best friend.

Outlook

The stock market has largely rewarded investors thus far in 2006. However, with interest rates still on the rise and widespread predictions of slowing economic growth, investors should not assume they might reap similar gains for the balance of the year. That said, aggregate corporate profits, a key driver of stock price movements in the long run, have continued to offer encouragement to investors. We remain confident that the markets offer ample opportunity for those who invest for the long term with a well-defined plan. MassMutual believes investors would be well served by reviewing their asset allocation and making appropriate adjustments to keep themselves on track.

Frederick C. Castellani
President

5/06  RS-08082-00

The information provided is the opinion of MassMutual Retirement Services Investments Marketing as of 4/1/2006 and is subject to change without notice. It is not to be construed as tax, legal or investment advice.

MassMutual Premier Money Market Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Money Market Fund?	This Fund seeks to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments.

How did the Fund perform during the six months ended April 30, 2006?	The Fund's Class S shares had a return of 1.96%, slightly trailing the 2.03% return of the Salomon Smith Barney 3-Month Treasury Bill Index.

What was the investment background during the period?	For the six months ended April 30, 2006, equities outperformed their fixed income counterparts, as the growth of the U.S. economy and strength in the corporate world provided the stock market with a substantial lift. The S&P 500® Index, a measure of U.S. large-cap stock performance, advanced 9.63% for the six-month period. In the fixed income arena, the Lehman Brothers® Aggregate Bond Index gained just 0.56%. Bond investors faced numerous challenges during the period, including a Federal Reserve (Fed) that raised the federal funds target rate in 0.25% increments four times – from 3.75% to 4.75%.

What factors contributed to the Fund's performance?	During the fourth quarter of 2005, the yield curve in the bond market continued to flatten – indicating a reduction in the disparity in yields between shorter- and longer-term fixed income investments – due to persistent upward pressure on short-term yields by the Fed's credit tightening and the relatively flat movement of longer-term yields.
As we moved into 2006, the interest rate environment continued to hinder fixed income performance, causing bond market sentiment to plunge during the first quarter. After the fourteen 0.25% increases implemented by former Fed chairman Alan Greenspan, there had been some speculation that incoming chairman Ben Bernanke might opt for a "one and done" strategy at his first Federal Open Market Committee meeting in late March. Bernanke, however, took a different approach by increasing the target federal funds rate by another 0.25%. Concurrent with this move, he proclaimed, "...some further policy firming may be needed..."
The Commerce Department reported during the first quarter of 2006 that the U.S. economy grew at a 1.7% annual pace in the fourth quarter of 2005, as measured by the Gross Domestic Product ("GDP"), versus 4.1% in the third quarter. However, the slowdown was expected, as consumers temporarily reined in their spending following the devastation of the 2005 hurricane season.

What is your outlook?	With new Fed chairman Bernanke now in place after Alan Greenspan's retirement, market participants await further clues on how monetary policy will differ under the new leadership and, more specifically, whether we are approaching the end of the current policy of Fed tightening. Last year, we pointed to a number of questions that could cast uncertainty over the bond market. The Fed policy/leadership was one, and while clarity on that front started to emerge in March (as noted above), uncertainty remains. Other "big picture" questions await answers as well. As the bond market ponders the variables, we remain positioned for additional volatility.

MassMutual Premier Money Market Fund

Asset Allocation

(% of Net Assets) on 4/30/06

Commercial Paper	92.4%
Other Short-Term Investments	9.3%
Other Assets and Liabilities	(1.7%)
100.0%

MassMutual Premier Money Market Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Money Market Fund Class S and Salomon Smith Barney 3-Month Treasury Bill Index.

MassMutual Premier Money Market Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Five Year Average Annual 5/1/01 - 4/30/06	Ten Year Average Annual 5/1/96 - 4/30/06
Class S	1.96%	3.45%	1.86%	3.67%
Salomon Smith Barney 3-Month Treasury Bill Index	2.03%	3.63%	2.14%	3.69%

Hypothetical Investments in MassMutual Premier Money Market Fund Class A, Class Y and Salomon Smith Barney 3-Month Treasury Bill Index.

MassMutual Premier Money Market Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Five Year Average Annual 5/1/01 - 4/30/06	Since Inception Average Annual 1/1/98 - 4/30/06
Class A	1.80%	3.12%	1.44%	2.86%
Class Y	1.91%	3.35%	1.76%	3.25%
Salomon Smith Barney 3-Month Treasury Bill Index	2.03%	3.63%	2.14%	3.38%

Hypothetical Investments in MassMutual Premier Money Market Fund Class L and Salomon Smith Barney 3-Month Treasury Bill Index.

MassMutual Premier Money Market Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Five Year Average Annual 5/1/01 - 4/30/06	Since Inception Average Annual 5/3/99 - 4/30/06
Class L	1.93%	3.38%	1.69%	2.80%
Salomon Smith Barney 3-Month Treasury Bill Index	2.03%	3.63%	2.14%	3.09%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while Salomon Smith Barney 3-Month Treasury Bill Index is unmanaged and does not incur expenses. Treasury Bills are backed by the U.S. Government and offer a fixed rate of return, while the Fund's shares are not guaranteed. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

An investment in the MassMutual Premier Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

MassMutual Premier Short-Duration Bond Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Short-Duration Bond Fund?	This Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment-grade fixed income securities.

How did the Fund perform during the six months ended April 30, 2006?	The Fund's Class S shares returned 1.68%, moderately outpacing the 1.47% return of the Lehman Brothers® 1-3 Year Government Bond Index, an unmanaged index of U.S. government bonds with one to three years remaining to the scheduled payment of principal.

What was the investment background during the period?	For the six months ended April 30, 2006, equities outperformed their fixed income counterparts, as the growth of the U.S. economy and strength in the corporate world provided the stock market with a substantial lift. The S&P 500® Index, a measure of U.S. large-cap stock performance, advanced 9.63% for the six-month period. In the fixed income arena, the Lehman Brothers Aggregate Bond Index gained just 0.56%. Bond investors faced numerous challenges during the period, including a Federal Reserve (Fed) that raised the federal funds target rate in 0.25% increments four times – from 3.75% to 4.75%.

What factors contributed to the Fund's performance?	During the fourth quarter of 2005, the yield curve in the bond market continued to flatten – indicating a reduction in the disparity in yields between shorter- and longer-term fixed income investments – due to persistent upward pressure on short-term yields by the Fed's credit tightening and the relatively flat movement of longer-term yields. Adding value to the Fund's results for the quarter was its "barbelled" portfolio structure – which combined cash (short-term) instruments with long-maturity fixed income instruments. The portfolio outperformed the short end of the yield curve, which lagged as a result of the ongoing Fed monetary tightening.
As we moved into 2006, the interest rate environment continued to hinder fixed income performance, causing bond market sentiment to plunge during the first quarter. Coming out of 2005, many bond investors had anticipated clear signs of a softening economy – signs that could bring an end to the Fed's tightening stance. Instead, February and March brought a wave of firm economic indicators that hinted at the Fed's continuation of the existing policy. Not surprisingly, then, incoming Fed chairman Ben Bernanke increased the target federal funds rate by another 0.25% at the Federal Open Market Committee's March 28 meeting. Concurrent with this move, he proclaimed, "...some further policy firming may be needed..."
Against this backdrop and with investors' continued appetite for yield, corporate bonds outperformed Treasuries for the first quarter. The Fund's equal to slightly shorter portfolio duration versus the Lehman Brothers 1-3 Year Government Bond Index in the first quarter's continuing rising rate environment helped to fuel the Fund's results. The Fund also continued to add value through its barbelled structure of combining cash instruments with longer-duration (7-10 years) corporate issues.

What is your outlook?	With new Fed chairman Bernanke now in place after Alan Greenspan's retirement, market participants await further clues on how monetary policy will differ under the new leadership and, more specifically, whether we are approaching the end of the current policy of Fed tightening. Last year, we pointed to a number of questions that could cast uncertainty over the bond market. The Fed policy/leadership was one, and while clarity on that front started to emerge in March (as noted above), uncertainty remains. Other "big picture" questions await answers as well. As the bond market ponders the variables, we remain positioned for additional volatility.

MassMutual Premier Short-Duration Bond

Fund

Quality Structure

(% of Net Assets) on 4/30/06

U.S. Governments, Aaa/AAA	21.6%
Aa/AA	2.1%
A/A	6.1%
Baa/BBB	15.1%
Ba/BB	27.0%
Short-Term Investments and Other Assets and Liabilities	28.1%
100.0%

MassMutual Premier Short-Duration Bond Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Short-Duration Bond Fund Class S and the Lehman Brothers 1-3 Year Government Bond Index.

MassMutual Premier Short-Duration Bond Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Five Year Average Annual 5/1/01 - 4/30/06	Ten Year Average Annual 5/1/96 - 4/30/06
Class S	1.68%	2.68%	4.12%	5.09%
Lehman Brothers 1-3 Year Government Bond Index	1.47%	2.15%	3.35%	4.91%

Hypothetical Investments in MassMutual Premier Short-Duration Bond Fund Class A, Class A (sales load deducted), Class Y and the Lehman Brothers 1-3 Year Government Bond Index.

MassMutual Premier Short-Duration Bond Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Five Year Average Annual 5/1/01 - 4/30/06	Since Inception Average Annual 1/1/98 - 4/30/06
Class A	1.44%	2.24%	3.67%	4.23%
Class A (Sales load deducted)*	–2.11%	–1.33%	2.94%	3.79%
Class Y	1.75%	2.64%	4.07%	4.64%
Lehman Brothers 1-3 Year Government Bond Index	1.47%	2.15%	3.35%	4.54%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 3.50% maximum sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers 1-3 Year Government Bond Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Short-Duration Bond Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Short-Duration Bond Fund Class L and the Lehman Brothers 1-3 Year Government Bond Index.

MassMutual Premier Short-Duration Bond Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Five Year Average Annual 5/1/01 - 4/30/06	Since Inception Average Annual 5/3/99 - 4/30/06
Class L	1.66%	2.56%	3.96%	4.33%
Lehman Brothers 1-3 Year Government Bond Index	1.47%	2.15%	3.35%	4.29%

Hypothetical Investments in MassMutual Premier Short-Duration Bond Fund Class N, Class N (CDSC fees deducted) and the Lehman Brothers 1-3 Year Government Bond Index.

MassMutual Premier Short-Duration Bond Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Since Inception Average Annual 12/31/02 - 4/30/06
Class N	1.30%	2.00%	2.08%
Class N (CDSC fees deducted)*	0.32%	1.02%	2.08%
Lehman Brothers 1-3 Year Government Bond Index	1.47%	2.15%	1.67%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers 1-3 Year Government Bond Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Inflation-Protected Bond Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Inflation-Protected Bond Fund?	This Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital. The Fund normally invests:
• at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations;
• up to 20% of its net assets in non-U.S. holdings, but will normally hedge foreign currency exposure to reduce the risk of loss due to fluctuations in currency exchange rates; and
• up to 20% of its assets in holdings that are not inflation-indexed.

How did the Fund perform during the six months ended April 30, 2006?	The Fund's Class S shares returned -1.05%, underperforming the -0.96% return for the Lehman U.S. Treasury Inflation Note Index, an unmanaged index that measures the broad performance of U.S. Treasury inflation-indexed bonds.

How do inflation-indexed bonds protect against inflation?	Like many other fixed income securities, inflation-indexed bonds pay income twice a year, based on a fixed coupon rate. However, both the principal and the interest payment are adjusted for the level of inflation. The inflation rate – as measured by the Consumer Price Index – results in an adjustment to the principal amount of an inflation-protected security. The coupon rate is then applied to the adjusted principal amount to determine the interest payment. For example, assuming an inflation rate of 3% and a security with a par value of $1,000 and a coupon rate of 1.75%, the adjusted principal amount after one year would be $1,030 ($1,000 increased by 3%). The interest payment would be calculated by multiplying $1,030 by 1.75% instead of using the original $1,000 par value to calculate the amount of interest.

What was the investment background during the period?	For the six months ended April 30, 2006, equities outperformed their fixed income counterparts, as the growth of the U.S. economy and strength in the corporate world provided the stock market with a substantial lift. The S&P 500® Index, a measure of U.S. large-cap stock performance, advanced 9.63% for the six-month period. In the fixed income arena, the Lehman Brothers® Aggregate Bond Index gained just 0.56%. Bond investors faced numerous challenges during the period, including a Federal Reserve (Fed) that raised the federal funds target rate in 0.25% increments four times – from 3.75% to 4.75%.
During the fourth quarter of 2005, the yield curve in the bond market continued to flatten – indicating a reduction in the disparity in yields between shorter- and longer-term fixed income investments – due to persistent upward pressure on short-term yields by the Fed's credit tightening and the relatively flat movement of longer-term yields.
As we moved into 2006, the interest rate environment continued to hinder fixed income performance, causing bond market sentiment to plunge during the first quarter. Coming out of 2005, many bond investors had anticipated clear signs of a softening economy – signs that could bring an end to the Fed's tightening stance. Instead, February and March brought a wave of firm economic indicators that hinted at the Fed's continuation of the existing policy. Against this backdrop and with investors' continued appetite for yield, corporate bonds and mortgages outperformed Treasuries. Corporate bonds, particularly high yield, were boosted by muted default levels, a strong U.S. economy and robust equity performance. Mortgages, supported by strong demand and relatively low volatility, also performed well.

What factors contributed to the Fund's performance?	Treasury Inflation-Protected Securities (TIPS) generally underperformed in the fourth quarter of 2005 and for the year, with the breakeven inflation rate falling as the year progressed. (The breakeven inflation rate is the rate of inflation that makes the return of TIPS equal to that of nominal Treasuries of the same maturity.) A falling breakeven means that less inflation is needed to equate TIPS to nominal Treasuries.
During the first quarter of 2006, new Fund deposits in a rising interest environment increased the portfolio size. Due to the build-up in incoming money, the Fund's cash position increased and this added value during the quarter. In addition, the Fund was helped by investments in CIPS (corporate inflation-protected securities), which had better valuations than TIPS.

What is your outlook?	With new Fed chairman Ben Bernanke now in place after Alan Greenspan's retirement, market participants await further clues on how monetary policy will differ under the new leadership and, more specifically, whether we are approaching the end of the current policy of Fed tightening. Last year, we pointed to a number of questions that could cast uncertainty over the bond market. The Fed policy/leadership was one, and while clarity on that front started to emerge in March, uncertainty remains. Other "big picture" questions await answers as well. As the bond market ponders the variables, we remain positioned for additional volatility.

MassMutual Premier Inflation-Protected Bond Fund – Portfolio Manager Report (Continued)

MassMutual Premier Inflation-Protected Bond Fund

Quality Structure

(% of Net Assets) on 4/30/06

U.S. Governments, Aaa/AAA	98.50%
Short-Term Investments and Other Assets and Liabilities	1.50%
100.0%

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Inflation-Protected Bond Fund Class S, Class A, Class A (sales load deducted), Class Y and the Lehman U.S. Treasury Inflation Note Index.

MassMutual Premier Inflation-Protected Bond Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Since Inception Average Annual 12/31/03 - 4/30/06
Class S	–1.05%	–1.51%	3.48%
Class A	–1.24%	–1.98%	2.83%
Class A (Sales load deducted)*	–5.93%	–6.64%	0.71%
Class Y	–1.05%	–1.61%	3.36%
Lehman U.S. Treasury Inflation Note Index	–0.96%	–1.12%	3.74%

Hypothetical Investments in MassMutual Premier Inflation-Protected Bond Fund Class L, Class N, Class N (CDSC fees deducted) and the Lehman U.S. Treasury Inflation Note Index.

MassMutual Premier Inflation-Protected Bond Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Since Inception Average Annual 12/31/03 - 4/30/06
Class L	–1.19%	–1.75%	3.21%
Class N	–1.41%	–2.24%	2.64%
Class N (CDSC fees deducted)*	–2.35%	–3.17%	2.64%
Lehman U.S. Treasury Inflation Note Index	–0.96%	–1.12%	3.74%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 4.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman U.S. Treasury Inflation Note Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Core Bond Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Core Bond Fund?	This Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade, fixed income securities.

How did the Fund perform during the six months ended April 30, 2006?	The Fund's Class S shares returned 0.47%, moderately trailing the 0.56% return of the Lehman Brothers® Aggregate Bond Index, an unmanaged index of fixed rate investment grade securities with at least one year to maturity, combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index.

What was the investment background during the period?	For the six months ended April 30, 2006, equities outperformed their fixed income counterparts, as the growth of the U.S. economy and strength in the corporate world provided the stock market with a substantial lift. The S&P 500® Index, a measure of U.S. large-cap stock performance, advanced 9.63% for the six-month period. In the fixed income arena, the Lehman Brothers Aggregate Bond Index returned just 0.56%. Bond investors faced numerous challenges during the period, including a Federal Reserve (Fed) that raised the federal funds target rate in 0.25% increments four times – from 3.75% to 4.75%.
During the fourth quarter of 2005, the yield curve in the bond market continued to flatten – indicating a reduction in the disparity in yields between shorter- and longer-term fixed income investments – due to persistent upward pressure on short-term yields by the Fed's credit tightening and the relatively flat movement of longer-term yields. Against this backdrop, the Lehman Brothers Aggregate Bond Index remained in a tight trading range, ending the quarter with a gain of only 0.59%.
As we moved into 2006, the interest rate environment continued to hinder fixed income performance, causing bond market sentiment to plunge during the first quarter. Coming out of 2005, many bond investors had anticipated clear signs of a softening economy – signs that could bring an end to the Fed's tightening stance. Instead, February and March brought a wave of firm economic indicators that hinted at the Fed's continuation of the existing policy. In this environment, the Lehman Brothers Aggregate Bond Index lost 0.65% for the three months ended March 31.

What factors contributed to the Fund's performance?	Investment grade corporate bonds and mortgages posted lackluster returns during the fourth quarter, and both underperformed Treasuries. Corporate bonds were negatively impacted by the rapidly deteriorating fortunes of auto makers General Motors and Ford. Investors also became increasingly concerned about the dramatic increase in private equity/LBO (leveraged buyout) activity, as well as the large amounts of cash on the balance sheets of corporate America. In both cases, corporate bond investors were concerned that equity investors would benefit to the detriment of their fixed income counterparts. During the quarter, the Fund benefited from a reduced exposure to long-maturity corporate bonds. The Fund was positioned instead with corporate credit risk in the short- and intermediate-maturity components. Also contributing to results was an underweight position in the mortgage sector.
As a result of investors' continued appetite for yield, corporate bonds and mortgages outperformed Treasuries in the first quarter of 2006. Corporate bonds, particularly high yield, were boosted by muted default levels, a strong U.S. economy and robust equity performance. Mortgages, supported by strong demand and relatively low volatility, also performed positively. During the period, the Fund found strength in its exposure to corporate credits, which continued to outperform Treasuries. Detracting from results, however, was the Fund's underweight position in mortgages. Despite this, the Fund's mortgage composition added value during the period.

What is your outlook?	Last year, we pointed to a number of questions that could cast uncertainty over the bond market. Fed policy under new leadership was one. Clarity on that front started to emerge in March. Yet other "big picture" questions await answers. As the bond market ponders the variables, we remain positioned for additional volatility.

MassMutual Premier Core Bond Fund – Portfolio Manager Report (Continued)

MassMutual Premier Core Bond Fund

Quality Structure

(% of Net Assets) on 4/30/06

U.S. Governments, Aaa/AAA	59.7%
Aa/AA	2.2%
A/A	8.6%
Baa/BBB	18.0%
Ba/BB	3.2%
B/B	0.5%
Short-Term Investments and Other Assets and Liabilities	7.8%
100.0%

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Core Bond Fund Class S and the Lehman Brothers Aggregate Bond Index.

MassMutual Premier Core Bond Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Five Year Average Annual 5/1/01 - 4/30/06	Ten Year Average Annual 5/1/96 - 4/30/06
Class S	0.47%	0.65%	4.99%	6.00%
Lehman Brothers Aggregate Bond Index	0.56%	0.71%	5.16%	6.33%

Hypothetical Investments in MassMutual Premier Core Bond Fund Class A, Class A (sales load deducted), Class Y and the Lehman Brothers Aggregate Bond Index.

MassMutual Premier Core Bond Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Five Year Average Annual 5/1/01 - 4/30/06	Since Inception Average Annual 1/1/98 - 4/30/06
Class A	0.37%	0.28%	4.55%	4.85%
Class A (Sales load deducted)*	–4.39%	–4.48%	3.53%	4.24%
Class Y	0.50%	0.59%	4.94%	5.24%
Lehman Brothers Aggregate Bond Index	0.56%	0.71%	5.16%	5.70%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 4.75% maximum sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers Aggregate Bond Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Core Bond Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Core Bond Fund Class L and the Lehman Brothers Aggregate Bond Index.

MassMutual Premier Core Bond Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Five Year Average Annual 5/1/01 - 4/30/06	Since Inception Average Annual 5/3/99 - 4/30/06
Class L	0.44%	0.54%	4.79%	5.04%
Lehman Brothers Aggregate Bond Index	0.56%	0.71%	5.16%	5.59%

Hypothetical Investments in MassMutual Premier Core Bond Fund Class N, Class N (CDSC fees deducted) and the Lehman Brothers Aggregate Bond Index.

MassMutual Premier Core Bond Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Since Inception Average Annual 12/31/02 - 4/30/06
Class N	0.18%	–0.01%	2.49%
Class N (CDSC fees deducted)*	–0.78%	–0.97%	2.49%
Lehman Brothers Aggregate Bond Index	0.56%	0.71%	2.97%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers Aggregate Bond Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Diversified Bond Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Diversified Bond Fund?	This Fund seeks a superior total rate of return by investing in fixed income instruments.

How did the Fund perform during the six months ended April 30, 2006?	The Fund's Class S shares returned 0.62%, slightly outpacing the 0.56% return of the Lehman Brothers® Aggregate Bond Index, an unmanaged index of fixed rate investment grade securities with at least one year to maturity, combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index.

What was the investment background during the period?	For the six months ended April 30, 2006, equities outperformed their fixed income counterparts, as the growth of the U.S. economy and strength in the corporate world provided the stock market with a substantial lift. The S&P 500® Index, a measure of U.S. large-cap stock performance, advanced 9.63% for the six-month period. In the fixed income arena, the Lehman Brothers Aggregate Bond Index gained just 0.56%. Bond investors faced numerous challenges during the period, including a Federal Reserve (Fed) that raised the federal funds target rate in 0.25% increments four times – from 3.75% to 4.75%.
During the fourth quarter of 2005, the yield curve in the bond market continued to flatten – indicating a reduction in the disparity in yields between shorter- and longer-term fixed income investments – due to persistent upward pressure on short-term yields by the Fed's credit tightening and the relatively flat movement of longer-term yields. Against this backdrop, the Lehman Brothers Aggregate Bond Index remained in a tight trading range, ending the quarter with a gain of only 0.59%.
As we moved into 2006, the interest rate environment continued to hinder fixed income performance, causing bond market sentiment to plunge during the first quarter. Coming out of 2005, many bond investors had anticipated clear signs of a softening economy – signs that could bring an end to the Fed's tightening stance. Instead, February and March brought a wave of firm economic indicators that hinted at the Fed's continuation of the existing policy. In this environment, the Lehman Brothers Aggregate Bond Index lost 0.65% for the three months ended March 31.

What factors contributed to the Fund's performance?	Investment grade corporate bonds and mortgages posted lackluster returns during the fourth quarter, and both underperformed Treasuries. Corporate bonds were negatively impacted by the rapidly deteriorating fortunes of auto makers General Motors and Ford. Investors also became increasingly concerned about the dramatic increase in private equity/LBO (leveraged buyout) activity, as well as the large amounts of cash on the balance sheets of corporate America. In both cases, corporate bond investors were concerned that equity investors would benefit to the detriment of their fixed income counterparts. During the quarter, the Fund profited from its reduced exposure to long-maturity corporate bonds. The Fund was positioned instead with corporate credit risk in the short- and intermediate-maturity spaces. Also contributing to results was an underweight position in the mortgage sector.
As a result of investors' continued appetite for yield, corporate bonds and mortgages outperformed Treasuries in the first quarter of 2006. Corporate bonds, particularly high yield, were boosted by muted default levels, a strong U.S. economy and robust equity performance. Mortgages, supported by strong demand and relatively low volatility, also performed well. During the period, the Fund found strength in its exposure to corporate credits, particularly the strong-performing, high yield tiers. The Fund's underweight position in mortgages hampered results, although the Fund's mortgage composition did add value during the period.

What is your outlook?	Last year, we pointed to a number of questions that could cast uncertainty over the bond market. Fed policy under new leadership was one. Clarity on that front started to emerge in March. Yet other "big picture" questions await answers. As the bond market ponders the variables, we remain positioned for additional volatility.

MassMutual Premier Diversified Bond Fund – Portfolio Manager Report (Continued)

MassMutual Premier Diversified Bond Fund

Quality Structure

(% of Net Assets) on 4/30/06

U.S. Governments, Aaa/AAA	62.1%
Aa/AA	1.7%
A/A	7.2%
Baa/BBB	15.6%
Ba/BB	0.6%
B/B	4.3%
Below B/B	1.3%
Swaps	0%
Short-Term Investments and Other Assets and Liabilities	7.2%
100.0%

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Diversified Bond Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L and the Lehman Brothers Aggregate Bond Index.

MassMutual Premier Diversified Bond Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Five Year Average Annual 5/1/01 - 4/30/06	Since Inception Average Annual 5/3/99 - 4/30/06
Class S	0.62%	0.90%	5.39%	5.25%
Class A	0.57%	0.66%	5.00%	4.85%
Class A (Sales load deducted)*	–4.21%	–4.12%	3.98%	4.12%
Class Y	0.65%	0.93%	5.35%	5.20%
Class L	0.54%	0.82%	5.25%	5.09%
Lehman Brothers Aggregate Bond Index	0.56%	0.71%	5.16%	5.59%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 4.75% maximum sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers Aggregate Bond Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Diversified Bond Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Diversified Bond Fund Class N, Class N (CDSC fees deducted) and the Lehman Brothers Aggregate Bond Index.

MassMutual Premier Diversified Bond Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Since Inception Average Annual 12/31/02 - 4/30/06
Class N	0.36%	0.36%	3.67%
Class N (CDSC fees deducted)*	–0.61%	–0.61%	3.67%
Lehman Brothers Aggregate Bond Index	0.56%	0.71%	2.97%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers Aggregate Bond Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Strategic Income Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Strategic Income Fund?	This Fund seeks high current income by investing mainly in fixed income debt securities.

How did the Fund perform during the six months ended April 30, 2006?	The Fund's Class S shares returned 3.77%, outperforming both the 0.56% return of the Lehman Brothers® Aggregate Bond Index, an unmanaged index of fixed rate investment grade securities with at least one year to maturity, combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and the 1.87% return of the Citigroup World Government Bond Index, an unmanaged index of debt securities of major foreign government bond markets.

What was the investment background during the period?	For the six months ended April 30, 2006, equities outperformed their fixed income counterparts, as the growth of the U.S. economy and strength in the corporate world provided the stock market with a substantial lift. The S&P 500® Index, a measure of U.S. large-cap stock performance, advanced 9.63% for the six-month period, whereas the Lehman Brothers Aggregate Bond Index gained just 0.56%. Bond investors faced numerous challenges during the period, including a Federal Reserve (Fed) that raised the federal funds target rate in 0.25% increments four times – from 3.75% to 4.75%.
During the fourth quarter of 2005, the yield curve in the bond market continued to flatten – indicating a reduction in the disparity in yields between shorter- and longer-term fixed income investments – due to persistent upward pressure on short-term yields by the Fed's credit tightening and the relatively flat movement of longer-term yields. As we moved into 2006, the interest rate environment continued to hinder fixed income performance, causing bond market sentiment to plunge during the first quarter.

What factors contributed to the Fund's performance – and how have you positioned the Fund as a result?	Throughout the fourth quarter of 2005, the Fund maintained an overweight position in the international sector and underweights in the high yield and U.S. government sectors. 2005 marked a strong year for the U.S. dollar, which maintained its strength throughout most of the year after three consecutive years of weakness. During the fourth quarter, we capitalized on attractive yield opportunities in emerging market currencies, such as Brazil and Mexico – which ultimately more than offset the Fund's currency losses. Performance of the high yield market during the period largely echoed that of full-year 2005. Higher-credit issues fared relatively well. CCC-rated bonds recovered somewhat in December from the previous month's decline; however, they remained the worst-performing segment. The transportation sector within the high yield space saw continued volatility in the fourth quarter. During this time, we continued to focus on the sector's higher-quality issuers. With respect to the U.S. government sector, the portfolio started and ended December with a moderate less-than-benchmark exposure to interest rates. However, we increased our underweight exposure late in the month, as we viewed the downdrift in longer-term yields to be overdone. The mortgage market finished what was otherwise a very difficult year on a positive note, outperforming Treasuries in December for the first time in six months. Consequently, we maintained a slight overweight in mortgages.
Turning to the first quarter of 2006, the Fund once again held an overweight position in the international sector and underweights in the high yield and U.S. government sectors. At the same time, the Fund held an overweight position in emerging markets and an underweight in developed markets. Spreads above Treasuries in the high yield sector continued to remain very tight, coming to within 0.50% of their five-year low of 3.00% in February. This was not a surprising development, given the low default rate environment and relatively sound financial health of most companies. CCC-rated securities generated the best performance among the various credit segments, although the Fund was underexposed to these issuers. However, that fact was largely mitigated by good security selection in various sectors, including niche manufacturing, packaging, forest products and technology. Finally, the U.S. government segment of the Fund's portfolio started March with a moderate less-than-benchmark exposure to interest rates. Following the rise in rates toward the end of the month, we increased duration, moving closer to a benchmark exposure, but continued to maintain a slightly less-than-benchmark exposure at quarter-end.

What is your outlook?	We believe the tightening cycle in the U.S. is still well underway and real yields and overall bond prices will continue to reflect this. Consequently, we are still carefully watching the Fed and the ultimate end point for the federal funds rate. U.S. rates are still accommodative and we believe that the Fed may not stop at a federal funds rate of 5.00% without restarting a lot of speculation. We have been, and will continue to run shorter-than-benchmark durations in the portfolio. Our contrarian view is that risky assets may continue to outperform for the balance of the year and that overall total returns may remain healthy if we manage for interest rate risk.

MassMutual Premier Strategic Income Fund – Portfolio Manager Report (Continued)

MassMutual Premier Strategic Income Fund

Asset Allocation

(% of Net Assets) on 4/30/06

Bonds & Notes	88.6%
Equities	3.5%
Mutual Funds	2.7%
Forward Currency Contracts	0.2%
Futures	(0.1%)
Purchased Options	0.0%
Swaps	(0.2%)
Written Options	(0.0%)
Short-Term Investments and Other Assets and Liabilities	5.3%
100.0%

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Strategic Income Fund Class S, Class A, Class A (sales load deducted), Class Y, Lehman Brothers Aggregate Bond Index and the Citigroup World Government Bond Index.

MassMutual Premier Strategic Income Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Since Inception Average Annual 12/31/04 - 4/30/06
Class S	3.77%	5.34%	3.36%
Class A	3.45%	4.81%	2.81%
Class A (Sales load deducted)*	–1.47%	–0.17%	–0.88%
Class Y	3.78%	5.35%	3.29%
Lehman Brothers Aggregate Bond Index	0.56%	0.71%	1.34%
Citigroup World Government Bond Index	1.87%	–3.95%	–3.73%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 4.75% maximum sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers Aggregate Bond Index and the Citigroup World Government Bond Index are unmanaged and do not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Strategic Income Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Strategic Income Fund Class L, Class N, Class N (CDSC fees deducted), Lehman Brothers Aggregate Bond Index and the Citigroup World Government Bond Index.

MassMutual Premier Strategic Income Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Since Inception Average Annual 12/31/04 - 4/30/06
Class L	3.66%	5.13%	3.13%
Class N	3.42%	4.57%	2.64%
Class N (CDSC fees deducted)*	2.42%	3.57%	1.89%
Lehman Brothers Aggregate Bond Index	0.56%	0.71%	1.34%
Citigroup World Government Bond Index	1.87%	–3.95%	–3.73%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers Aggregate Bond Index and the Citigroup World Government Bond Index are unmanaged and do not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier High Yield Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier High Yield Fund?	This Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities.

How did the Fund perform during the six months ended April 30, 2006?	The Fund's Class S shares returned 5.73%, outperforming the 4.95% return of the Lehman Brothers® U.S. Corporate High Yield Index, which covers the universe of fixed rate, non-investment grade debt from the corporate and non-corporate sectors.

What was the investment background during the period?	For the six months ended April 30, 2006, equities outperformed their fixed income counterparts, as the growth of the U.S. economy and strength in the corporate world provided the stock market with a substantial lift. The S&P 500® Index, a measure of U.S. large-cap stock performance, advanced 9.63% for the six-month period. In the fixed income arena, the Lehman Brothers® Aggregate Bond Index returned just 0.56%. Bond investors faced numerous challenges during the period, including a Federal Reserve (Fed) that raised the federal funds target rate in 0.25% increments four times – from 3.75% to 4.75%.
During the fourth quarter of 2005, the yield curve in the bond market continued to flatten – indicating a reduction in the disparity in yields between shorter- and longer-term fixed income investments – due to persistent upward pressure on short-term yields by the Fed's credit tightening and the relatively flat movement of longer-term yields. During this timeframe, the high yield market outperformed the investment grade corporate credit sector, while underperforming emerging markets and the S&P 500 Index. On a positive note, the U.S. economy continued to grow and the high yield default rate of 1.6% was well below its long-term average of 4.2%.
In the first quarter of 2006, corporate bonds, particularly high yield, posted strong results and proved to be one of the most rewarding areas for fixed income investors. With the exception of equities, it would have been difficult to find a stronger asset class. High yield bonds also outperformed emerging markets and investment grade credit during the period. A combination of factors helped the high yield sector – default levels remained significantly below long-term averages and, as noted above, the U.S. economy and equity markets were also strong. Of particular note was the performance of auto makers General Motors and Ford, which rebounded sharply from a lackluster 2005. A significant corporate bond event did occur in March, however, when Dana Corporation filed for bankruptcy.

What factors contributed to the Fund's performance?	In the final months of 2005, the Fund benefited from an underweight position in the poor-performing automotive sector. Additionally, underweight positions in certain large issuers – Calpine, for example – added value. Detracting from results were holdings in the packaging sector, which underperformed during the quarter.
In the first quarter of 2006, the Fund was helped by a relative overweight position in single-B credits. Sector and security selection within the single-B component also added value during the period. Also benefiting the Fund was a lack of exposure to Dana Corporation. Detracting moderately from Fund results during the quarter was a relative underweight position in the automotive sector.

What is your outlook?	Last year, we pointed to a number of questions that could cast uncertainty over the bond market. Fed policy under new leadership was one. Clarity on that front started to emerge in March. Yet other "big picture" questions await answers. As the bond market ponders the variables, we remain positioned for additional volatility.

MassMutual Premier High Yield Fund – Portfolio Manager Report (Continued)

MassMutual Premier High Yield Fund

Quality Structure

(% of Net Assets) on 4/30/06

Baa/BBB	0.5%
Ba/BB	22.5%
B/B	53.3%
Below B/B	19.5%
Short-Term Investments and Other Assets and Liabilities	4.2%
100.0%

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier High Yield Fund Class Y and the Lehman Brothers U.S. Corporate High Yield Index.

MassMutual Premier High Yield Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Five Year Average Annual 5/1/01 - 4/30/06	Since Inception Average Annual 9/5/00 - 4/30/06
Class Y	5.72%	9.30%	10.36%	8.89%
Lehman Brothers U.S. Corporate High Yield Index	4.95%	9.15%	8.54%	7.22%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers U.S. Corporate High Yield Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier High Yield Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier High Yield Fund Class S, Class A, Class A (sales load deducted) Class L, Class N, Class N (CDSC fees deducted) and the Lehman Brothers U.S. Corporate High Yield Index.

MassMutual Premier High Yield Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Since Inception Average Annual 11/1/04 - 4/30/06
Class S	5.73%	9.32%	6.52%
Class A	5.50%	8.88%	6.10%
Class A (Sales load deducted)*	–0.57%	2.62%	1.98%
Class L	5.62%	9.21%	6.33%
Class N	5.27%	8.54%	5.73%
Class N (CDSC fees deducted)*	4.28%	7.54%	5.08%
Lehman Brothers U.S. Corporate High Yield Index	4.95%	9.15%	6.07%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers U.S. Corporate High Yield Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Balanced Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Balanced Fund?	This Fund seeks to achieve a high total rate of return over an extended period of time, consistent with the preservation of capital, by investing in a diversified portfolio of equity securities, fixed income securities and money market instruments.

How did the Fund perform during the six months ended April 30, 2006?	The Fund's Class S shares returned 6.44%, underperforming the 9.63% return of the S&P 500® Index, a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies, and the 7.85% return of the Lipper Balanced Fund Index, an unmanaged, equally weighted index of the 30 largest mutual funds within the Lipper Balanced Category. Conversely, the Fund's Class S shares outpaced the 0.56% return of the Lehman Brothers® Aggregate Bond Index, an unmanaged index of fixed rate investment grade securities with at least one year to maturity, combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index.

What was the investment background during the period?	After a precipitous decline in October, U.S. equity markets rallied to post slight gains for the fourth quarter of 2005. The year ended with nearly all economic indicators moving in a positive direction. A continuation of solid Gross Domestic Product ("GDP") growth, coupled with a resumption in employment growth in the aftermath of Hurricanes Katrina and Rita and an upsurge in consumer confidence, provided the underpinnings for a subdued year-end market rally. Additionally, while the Federal Reserve (Fed) raised the federal funds rate another 0.25% to 4.25% in December, the explanatory language hinted at an end to the ongoing interest rate hikes – providing further support to stocks moving into 2006. The bond market struggled during both the fourth quarter and full-year 2005. The total return for the Lehman Brothers Aggregate Bond Index was a mere 0.59% for the quarter and 2.43% for the year. However, since this marked a year during which the Fed moved the federal funds target rate from 2.25% to 4.25%, these returns underscore the resiliency of the fixed income market.
U.S. equity markets surged upward in the first quarter, with small-cap stocks leading the way; bonds languished, losing 0.65% for the period. Dominating equity and bond market concerns over the first quarter was the lingering question of the future direction of interest rates. A wave of firm economic indicators during the quarter, highlighted by employment numbers, however, caused speculation that the Fed would continue raising short-term interest rates in the near term.

How did the Fund's stock component perform?	Of the factors the Fund tracks in the S&P 500 universe, the best-performing during the fourth quarter of 2005 was price-to-earnings to growth rate. This factor reflected the character of the market in the quarter. While investors were still paying attention to value, growth began to play an increasingly important role in stock returns.
The most relevant factor during the first quarter of 2006 was the Fund's exposure to high-risk, low-quality stocks and exposure to late cycle growth. During the period, value strategies struggled. This was a bit surprising because they generally do well during the first quarter of the year due to the "value effect" – which results when investors expect a higher long-term return on value securities due to their perceived riskier nature (versus their growth counterparts). Share buyback and low capital spending were also very weak factors during the quarter. On the positive side, momentum strategies fared the best and earnings surprise, price momentum and incremental earnings growth also had positive factor attribution during the first quarter. In addition, the Fund's exposure to smaller-capitalization names once again won out over its larger-capitalization names.

How did the bond portfolio perform?	In the fourth quarter, the Fund benefited from a reduced exposure to long-maturity corporate bonds. The Fund was positioned instead with corporate credit risk in the short- and intermediate-maturity components. Also contributing to results was the Fund's underweight position in the mortgage sector.
The Fund's bond component during the first quarter of 2006 benefited from its exposure to corporate credits, which continued to outperform Treasuries. The Fund did hold residual exposure to automotive issues in the corporate sector but, despite adding some volatility, this did not detract from results, as the automotive sector staged a late-quarter rally. Hampering the Fund in the first quarter was its underweight position in mortgages, another sector that outperformed Treasuries. Despite this, the Fund's mortgage composition, specifically its ownership of securities not included in the Lehman Brothers Aggregate Bond Index, added value during the period.

MassMutual Premier Balanced Fund – Portfolio Manager Report (Continued)

What is your outlook?	Our expectations for returns in the U.S. equity market remain modest for 2006. We continue to believe consumer spending levels are vulnerable, and any weakness could be exacerbated by falling home prices in certain areas of the country. Also, we expect corporate profit growth to further decelerate from 2005 levels.
On the fixed income side, 2006 is shaping up to be a year of uncertainty. We do believe, however, that two themes remain prudent. First, it makes sense to have a positive convexity – the measurement of sensitivity of the market price of an interest-bearing bond to changes in interest rate levels – versus the Lehman Brothers Aggregate Bond Index, and to take advantage of higher implied and realized volatility. Second, we believe it is wise to concentrate corporate bond exposure on the short end of the yield curve. Credit risk at the short end offers more comfort level at this point, and breakevens relative to Treasuries offer the most potential for favorable risk-adjusted returns.

MassMutual Premier Balanced Fund

Asset Allocation

(% of Net Assets) on 4/30/06

Equities	62.5%
Bonds & Notes	30.3%
Futures	0.0%
Short-Term Investments and Other Assets and Liabilities	7.2%
100.0%

MassMutual Premier Balanced Fund

Largest Stock Holdings (4/30/06)

Exxon Mobil Corp.

General Electric Co.

Citigroup, Inc.

Microsoft Corp.

Pfizer, Inc.

Bank of America Corp.

Cisco Systems, Inc.

International Business Machines Corp.

The Procter & Gamble Co.

AT&T, Inc.

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Balanced Fund Class S, the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index.

MassMutual Premier Balanced Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Five Year Average Annual 5/1/01 - 4/30/06	Ten Year Average Annual 5/1/96 - 4/30/06
Class S	6.44%	10.35%	3.61%	5.20%
Lipper Balanced Fund Index	7.85%	12.57%	4.62%	7.61%
Lehman Brothers Aggregate Bond Index	0.56%	0.71%	5.16%	6.33%
S&P 500 Index	9.63%	15.41%	2.70%	8.94%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index are unmanaged and do not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Balanced Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Balanced Fund Class A, Class A (sales load deducted), Class Y, the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index.

MassMutual Premier Balanced Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Five Year Average Annual 5/1/01 - 4/30/06	Since Inception Average Annual 1/1/98 - 4/30/06
Class A	6.06%	9.66%	3.04%	2.48%
Class A (Sales load deducted)*	–0.04%	3.35%	1.82%	1.75%
Class Y	6.29%	10.08%	3.45%	2.88%
Lipper Balanced Fund Index	7.85%	12.57%	4.62%	5.78%
Lehman Brothers Aggregate Bond Index	0.56%	0.71%	5.16%	5.70%
S&P 500 Index	9.63%	15.41%	2.70%	5.28%

Hypothetical Investments in MassMutual Premier Balanced Fund Class L, the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index.

MassMutual Premier Balanced Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Five Year Average Annual 5/1/01 - 4/30/06	Since Inception Average Annual 5/3/99 - 4/30/06
Class L	6.29%	9.97%	3.29%	1.05%
Lipper Balanced Fund Index	7.85%	12.57%	4.62%	4.03%
Lehman Brothers Aggregate Bond Index	0.56%	0.71%	5.16%	5.59%
S&P 500 Index	9.63%	15.41%	2.70%	1.30%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index are unmanaged and do not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Balanced Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Balanced Fund Class N, Class N (CDSC fees deducted), the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index.

MassMutual Premier Balanced Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Since Inception Average Annual 12/31/02 - 4/30/06
Class N	5.81%	9.19%	9.25%
Class N (CDSC fees deducted)*	4.81%	8.19%	9.25%
Lipper Balanced Fund Index	7.85%	12.57%	11.45%
Lehman Brothers Aggregate Bond Index	0.56%	0.71%	2.97%
S&P 500 Index	9.63%	15.41%	14.75%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index are unmanaged and do not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Value Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Value Fund?	This Fund seeks to achieve long-term capital appreciation primarily through investment in a portfolio of common stocks of established companies.

How did the Fund perform during the six months ended April 30, 2006?	The Fund's Class S shares returned 8.06%, underperforming the 9.63% return of the S&P 500® Index, a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Fund's 8.06% return also trailed the 12.87% return of the Russell 1000® Value Index, an unmanaged index representative of stocks with greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization, and the 12.76% return of the S&P 500®/Barra Large Cap Value Index, an unmanaged index of those common stocks that have the lowest price-to-book ratios comprising half of the aggregate market capitalization of the S&P 500 Index.

What was the investment background during the period?	After a precipitous decline in October, U.S. equity markets rallied to post slight gains for the fourth quarter of 2005. The year ended with nearly all economic indicators moving in a positive direction. A continuation of solid Gross Domestic Product ("GDP") growth, coupled with a resumption in employment growth in the aftermath of Hurricanes Katrina and Rita and an upsurge in consumer confidence, provided the underpinnings for a subdued year-end market rally. Additionally, while the Federal Reserve (Fed) raised the federal funds rate another 0.25% to 4.25% in December, the explanatory language included in the much anticipated minutes of the Federal Open Market Committee meeting hinted at perhaps an approaching end to interest rate hikes. This provided further support to stocks moving into 2006.
In the first quarter of 2006, most U.S. stock indexes posted strong gains, as solid growth in corporate profits and signs of a rebound in overall economic activity (after a relatively weak fourth quarter) helped to boost share prices. The U.S. economy grew at a 1.7% annual pace in the fourth quarter of 2005 (as measured by the GDP), versus 4.1% in the third quarter. However, the slowdown was expected, as consumers temporarily reined in their spending following the devastation of the 2005 hurricane season. Early in January 2006, stocks also benefited from speculation that the Fed might be close to the end of its series of interest rate hikes. Investors were subsequently disappointed, however, when new Fed chairman Ben Bernanke hinted at further hikes following the Fed's late March increase.

What factors contributed to the Fund's performance?	The Fund's sector positioning versus the Russell 1000 Value Index proved to be the main drag on relative results during the fourth quarter. An overweight position in consumer staples names and an underweight position in the strong-performing financial services sector detracted from results. Also hampering returns was stock selection in the materials/processing and producer durables sectors. Areas of strength for the Fund during the period were autos/transportation and health care. The Fund's pharmaceutical holdings, in particular, added considerable value. Banking- and insurance-related holdings also were standouts during the final three months of 2005.
During the first quarter, the best-performing sector of the Russell 1000 Value Index was the telecommunications sector, which rose 14.5%. The Fund's underweight position in this sector, coupled with its lack of exposure to traditional telecommunication providers, such as the strong-performing Baby Bells, dragged down results for the period. The largest detractor relative to the Russell 1000 Value Index was the Fund's less-than-favorable stock selection in the technology sector, one of the better performers for the benchmark. (The Fund was primarily allocated to the software industry, a poor relative performing area during the quarter.) In the consumer discretionary sector, our exposure was limited to media companies, a relatively weak-performing area of the sector. Other investments that impacted performance during the period included our capital markets holdings in the financial sector.

What is your outlook?	Our expectations for returns in the U.S. equity market remain modest for 2006. We continue to believe consumer spending levels are vulnerable, and any weakness could be exacerbated by falling home prices in certain areas of the country. Also, we expect corporate profit growth to further decelerate from 2005 levels – and that U.S. economic growth will slow.

MassMutual Premier Value Fund – Portfolio Manager Report (Continued)

MassMutual Premier Value Fund

Industry Table

(% of Net Assets) on 4/30/06

Banking, Savings & Loans	21.4%
Energy	10.9%
Prepackaged Software	7.9%
Broadcasting, Publishing & Printing	6.9%
Aerospace & Defense	6.7%
Commercial Services	6.0%
Pharmaceuticals	5.8%
Electric Utilities	5.0%
Tobacco	5.0%
Financial Services	4.6%
Insurance	4.3%
Computer Integrated Systems Design	3.2%
Chemicals	2.4%
Foods	1.9%
Telephone Utilities	1.7%
Retail	1.5%
Metals & Mining	1.0%
Entertainment & Leisure	0.5%
Short-Term Investments and Other Assets and Liabilities	3.3%
100.0%

MassMutual Premier Value Fund

Largest Stock Holdings (4/30/06)

United Technologies Corp.
UBS AG
Altria Group, Inc.
Wells Fargo & Co.
Exxon Mobil Corp.
Wachovia Corp.
Siemens AG Sponsored ADR
  (Germany)
BP PLC, Sponsored ADR
  (United Kingdom)
Liberty Global, Inc. Cl. C
Pfizer, Inc.

MassMutual Premier Value Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Value Fund Class L, Russell 1000 Value Index, S&P 500 Index and the S&P 500/Barra Large Cap Value Index.

MassMutual Premier Value Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Five Year Average Annual 5/1/01 - 4/30/06	Ten Year Average Annual 5/1/96 - 4/30/06
Class L	7.95%	9.97%	5.83%	8.53%
Russell 1000 Value Index	12.87%	18.30%	7.30%	11.21%
S&P 500 Index	9.63%	15.41%	2.70%	8.94%
S&P 500/ Barra Large Cap Value Index	12.76%	20.02%	4.14%	9.48%

Hypothetical Investments in MassMutual Premier Value Fund Class S, Class A, Class A (sales load deducted), Russell 1000 Value Index, S&P 500 Index and the S&P 500/Barra Large Cap Value Index.

MassMutual Premier Value Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Since Inception Average Annual 11/1/04 - 4/30/06
Class S	8.06%	10.21%	10.22%
Class A	7.82%	9.71%	9.69%
Class A (Sales load deducted)*	1.62%	3.40%	5.44%
Russell 1000 Value Index	12.87%	18.30%	16.93%
S&P 500 Index	9.63%	15.41%	12.46%
S&P 500/Barra Large Cap Value Index	12.76%	20.02%	15.92%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 1000 Value Index, S&P 500 Index and the S&P 500/Barra Large Cap Value Index are unmanaged and do not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Value Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Value Fund Class Y, Class N, Class N (CDSC fees deducted), Russell 1000 Value Index, S&P 500 Index and the S&P 500/Barra Large Cap Value Index.

MassMutual Premier Value Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Since Inception Average Annual 11/1/04 - 4/30/06
Class Y	8.01%	10.10%	10.14%
Class N	7.62%	9.31%	9.33%
Class N (CDSC fees deducted)*	6.62%	8.31%	8.69%
Russell 1000 Value Index	12.87%	18.30%	16.93%
S&P 500 Index	9.63%	15.41%	12.46%
S&P 500/Barra Large Cap Value Index	12.76%	20.02%	15.92%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 1000 Value Index, S&P 500 Index and the S&P 500/Barra Large Cap Value Index are unmanaged and do not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Enhanced Index Value Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Enhanced Index Value Fund?	This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Value Index, while maintaining risk characteristics similar to those of the benchmark.

How did the Fund perform during the six months ended April 30, 2006?	The Fund's Class S shares returned 12.61%, trailing the 12.87% return of the Russell 1000 Value Index, an unmanaged index representative of stocks with a greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization.

What was the investment background during the period?	After a precipitous decline in October, U.S. equity markets rallied to post slight gains for the fourth quarter of 2005. The year ended with nearly all economic indicators moving in a positive direction. A continuation of solid Gross Domestic Product (GDP) growth, coupled with a resumption in employment growth in the aftermath of Hurricanes Katrina and Rita and an upsurge in consumer confidence, provided the underpinnings for a subdued year-end market rally.
Although the fourth quarter can be characterized as one of muted returns, the end result masked a period where the equity markets gyrated between strong returns and weak returns monthly. In fact, the oscillation between up and down months was a defining attribute for the market in 2005.
U.S. equity markets surged upward in the first quarter, with small-cap stocks leading the way. Dominating equity and bond market concerns over the first quarter was the lingering question of the future direction of interest rates. A wave of firm economic indicators during the quarter, highlighted by employment numbers, however, caused speculation that the Federal Reserve (Fed) would continue raising short-term interest rates in the near term.
As in the fourth quarter, despite gains during the first three months of 2006, the equity market vacillated for much of the first quarter. This is likely due to the many crosscurrents of the period's macroeconomic environment, such as: (1) corporate earnings that were growing at a double-digit pace; (2) uncertainty over the future direction of interest rates; (3) companies' restraint over spending the cash flooding their balance sheets; (4) a housing market that had driven strong consumer demand for the previous five years, but that began to show evidence of a slowdown; and (5) soaring commodity prices.

What factors contributed to the Fund's performance?	After an extremely strong-performing third quarter, the winners in the Fund retreated in the final three months of 2005. The stocks that had risen the most during the first nine months of the year declined by over 4.00% relative to the stocks that had declined the most during the year's first nine months.
The most relevant factor during the first quarter of 2006 was the Fund's exposure to high-risk, low-quality stocks and exposure to late cycle growth. During the period, value strategies struggled. This was a bit surprising because they generally do well during the first quarter of the year due to the "value effect" – which results when investors expect a higher long-term return on value securities due to their perceived riskier nature (versus their growth counterparts). Share buyback and low capital spending were also very weak factors during the quarter. On the positive side, momentum strategies fared the best and earnings surprise, price momentum and incremental earnings growth also had positive factor attribution during the first quarter. In addition, the Fund's smaller-capitalization names outperformed its larger-capitalization issues.

What is your outlook?	More than most years, 2006 may be one of change. The possible end of the Fed tightening cycle, a change in character of the business cycle (from consumer spending to business spending) and the length of the current bull market all may be signs that change is in the works. During the first quarter, stocks rose, but ultimately the market may be driven by inflation. If inflation is tame, it is possible the market will act favorably, but if it rises above recent benign levels, the market may struggle.

MassMutual Premier Enhanced Index Value Fund – Portfolio Manager Report (Continued)

MassMutual Premier Enhanced Index
Value Fund

Industry Table

(% of Net Assets) on 4/30/06

Banking, Savings & Loans	16.6%
Energy	15.0%
Financial Services	12.2%
Insurance	8.5%
Pharmaceuticals	5.7%
Electric Utilities	5.6%
Telephone Utilities	5.3%
Foods	2.7%
Broadcasting, Publishing & Printing	2.3%
Aerospace & Defense	2.3%
Electrical Equipment & Electronics	2.3%
Computers & Office Equipment	1.8%
Tobacco	1.7%
Retail	1.2%
Chemicals	1.2%
Entertainment & Leisure	1.2%
Transportation	1.2%
Commercial Services	1.1%
Real Estate	1.0%
Metals & Mining	1.0%
Restaurants	0.9%
Automotive & Parts	0.7%
Beverages	0.6%
Computers & Information	0.5%
Communications	0.5%
Home Construction, Furnishings & Appliances	0.5%
Containers	0.5%
Medical Supplies	0.4%
Computer Integrated Systems Design	0.4%
Building Materials & Construction	0.4%
Apparel, Textiles & Shoes	0.4%
Forest Products & Paper	0.4%
Machinery & Components	0.4%
Prepackaged Software	0.3%
Household Products	0.2%
Industrial — Diversified	0.2%
Data Processing & Preparation	0.2%
Healthcare	0.2%
Photography Equipment/Supplies	0.1%
Retail — Grocery	0.1%
Lodging	0.1%
Air Transportation	0.1%
Computer Programming Services	0.1%
Cosmetics & Personal Care	0.1%
Oil & Gas	0.1%
Food Retailers	0.1%
Communications Equipment	0.1%
Manufacturing	0.1%
Travel	0.1%
Heavy Machinery	0.1%
Internet Content	0.0%
Industrial — Distribution	0.0%
Computer Related Services	0.0%
Toys, Games	0.0%
Information Retrieval Services	0.0%
Water Companies	0.0%
Short-Term Investments and Other Assets and Liabilities	1.2%
100.0%

MassMutual Premier Enhanced Index

Value Fund

Largest Stock Holdings (4/30/06)

Exxon Mobil Corp.

Citigroup, Inc.

Bank of America Corp.

Pfizer, Inc.

JP Morgan Chase & Co.

AT&T, Inc.

Chevron Corp.

Hewlett-Packard Co.

ConocoPhillips

Time Warner, Inc.

MassMutual Premier Enhanced Index Value Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Enhanced Index Value Fund Class Y and the Russell 1000 Value Index.

MassMutual Premier Enhanced Index Value Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Five Year Average Annual 5/1/01 - 4/30/06	Since Inception Average Annual 12/19/00 - 4/30/06
Class Y	12.46%	18.36%	8.03%	7.96%
Russell 1000 Value Index	12.87%	18.30%	7.30%	7.09%

Hypothetical Investments in MassMutual Premier Enhanced Index Value Fund Class S, Class A, Class A (sales load deducted), Class L, Class N, Class N (CDSC fees deducted) and the Russell 1000 Value Index.

MassMutual Premier Enhanced Index Value Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Since Inception Average Annual 11/1/04 - 4/30/06
Class S	12.61%	18.52%	17.38%
Class A	12.33%	17.94%	16.80%
Class A (Sales load deducted)*	5.87%	11.16%	12.26%
Class L	12.36%	18.17%	16.94%
Class N	12.14%	17.55%	16.43%
Class N (CDSC fees deducted)*	11.14%	16.55%	15.81%
Russell 1000 Value Index	12.87%	18.30%	16.93%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while Russell 1000 Value Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Enhanced Index Value Fund II – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Enhanced Index Value Fund II?	This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Value Index, while maintaining risk characteristics similar to those of the benchmark.

How did the Fund perform during the six months ended April 30, 2006?	The Fund's Class S shares returned 12.67%, trailing the 12.87% return of the Russell 1000 Value Index, an unmanaged index representative of stocks with a greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization.

What was the investment background during the period?	After a precipitous decline in October, U.S. equity markets rallied to post slight gains for the fourth quarter of 2005. The year ended with nearly all economic indicators moving in a positive direction. A continuation of solid Gross Domestic Product (GDP) growth, coupled with a resumption in employment growth in the aftermath of Hurricanes Katrina and Rita and an upsurge in consumer confidence, provided the underpinnings for a subdued year-end market rally.
Although the fourth quarter can be characterized as one of muted returns, the end result masked a period where the equity markets gyrated between strong returns and weak returns monthly. In fact, the oscillation between up and down months was a defining attribute for the market in 2005.
U.S. equity markets surged upward in the first quarter, with small-cap stocks leading the way. Dominating equity and bond market concerns over the first quarter was the lingering question of the future direction of interest rates. A wave of firm economic indicators during the quarter, highlighted by employment numbers, however, caused speculation that the Federal Reserve (Fed) would continue raising short-term interest rates in the near term.
As in the fourth quarter, despite gains during the first three months of 2006, the equity market vacillated for much of the first quarter. This is likely due to the many crosscurrents of the period's macroeconomic environment, such as: (1) corporate earnings that were growing at a double-digit pace; (2) uncertainty over the future direction of interest rates; (3) companies' restraint over spending the cash flooding their balance sheets; (4) a housing market that had driven strong consumer demand for the previous five years, but that began to show evidence of a slowdown; and (5) soaring commodity prices.

What factors contributed to the Fund's performance?	After an extremely strong-performing third quarter, the winners in the Fund retreated in the final three months of 2005. The stocks that had risen the most during the first nine months of the year declined by over 4.00% relative to the stocks that had declined the most during the year's first nine months.
The most relevant factor during the first quarter of 2006 was the Fund's exposure to high-risk, low-quality stocks and exposure to late cycle growth. During the period, value strategies struggled. This was a bit surprising because they generally do well during the first quarter of the year due to the "value effect" – which results when investors expect a higher long-term return on value securities due to their perceived riskier nature (versus their growth counterparts). Share buyback and low capital spending were also very weak factors during the quarter. On the positive side, momentum strategies fared the best and earnings surprise, price momentum and incremental earnings growth also had positive factor attribution during the first quarter. In addition, the Fund's smaller-capitalization names outperformed its larger-capitalization issues.

What is your outlook?	More than most years, 2006 may be one of change. The possible end of the Fed tightening cycle, a change in character of the business cycle (from consumer spending to business spending) and the length of the current bull market all may be signs that change is in the works. During the first quarter, stocks rose, but ultimately the market may be driven by inflation. If inflation is tame, it is possible the market will act favorably, but if it rises above recent benign levels, the market may struggle.

MassMutual Premier Enhanced Index Value Fund II – Portfolio Manager Report (Continued)

MassMutual Premier Enhanced Index Value Fund II

Industry Table

(% of Net Assets) on 4/30/06

Banking, Savings & Loans	17.2%
Energy	15.1%
Financial Services	12.3%
Insurance	8.3%
Electric Utilities	5.8%
Pharmaceuticals	5.8%
Telephone Utilities	5.4%
Foods	2.6%
Broadcasting, Publishing & Printing	2.4%
Electrical Equipment & Electronics	2.3%
Aerospace & Defense	2.1%
Computers & Office Equipment	1.9%
Tobacco	1.7%
Retail	1.3%
Entertainment & Leisure	1.2%
Transportation	1.2%
Chemicals	1.1%
Commercial Services	1.1%
Real Estate	1.0%
Restaurants	1.0%
Metals & Mining	1.0%
Automotive & Parts	0.7%
Beverages	0.6%
Computers & Information	0.5%
Containers	0.5%
Medical Supplies	0.5%
Communications	0.5%
Home Construction, Furnishings & Appliances	0.5%
Building Materials & Construction	0.5%
Apparel, Textiles & Shoes	0.4%
Computer Integrated Systems Design	0.4%
Forest Products & Paper	0.4%
Machinery & Components	0.4%
Prepackaged Software	0.3%
Household Products	0.2%
Industrial — Diversified	0.2%
Photography Equipment/Supplies	0.1%
Retail — Grocery	0.1%
Lodging	0.1%
Data Processing & Preparation	0.1%
Computer Programming Services	0.1%
Oil & Gas	0.1%
Cosmetics & Personal Care	0.1%
Healthcare	0.1%
Air Transportation	0.1%
Food Retailers	0.1%
Communications Equipment	0.1%
Manufacturing	0.1%
Travel	0.1%
Heavy Machinery	0.1%
Industrial — Distribution	0.1%
Internet Content	0.0%
Computer Related Services	0.0%
Toys, Games	0.0%
Information Retrieval Services	0.0%
Water Companies	0.0%
Short-Term Investments and Other Assets and Liabilities	0.1%
100.0%

MassMutual Premier Enhanced Index

Value Fund II

Largest Stock Holdings (4/30/06)

Exxon Mobil Corp.
Citigroup, Inc.
Bank of America Corp.
Pfizer, Inc.
JP Morgan Chase & Co.
AT&T, Inc.
Chevron Corp.
Hewlett-Packard Co.
ConocoPhillips
Time Warner, Inc.

MassMutual Premier Enhanced Index Value Fund II – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Enhanced Index Value Fund II Class S, Class A, Class A (sales load deducted), Class Y and the Russell 1000 Value Index.

MassMutual Premier Enhanced Index Value Fund II

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Since Inception Average Annual 10/15/04 - 4/30/06
Class S	12.67%	18.53%	17.91%
Class A	12.36%	17.90%	17.29%
Class A (Sales load deducted)*	5.90%	11.12%	12.87%
Class Y	12.56%	18.41%	17.75%
Russell 1000 Value Index	12.87%	18.30%	17.99%

Hypothetical Investments in MassMutual Premier Enhanced Index Value Fund II Class L, Class N, Class N (CDSC fees deducted) and the Russell 1000 Value Index.

MassMutual Premier Enhanced Index Value Fund II

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Since Inception Average Annual 10/15/04 - 4/30/06
Class L	12.49%	18.13%	17.55%
Class N	12.18%	17.51%	16.91%
Class N (CDSC fees deducted)*	11.25%	16.53%	16.91%
Russell 1000 Value Index	12.87%	18.30%	17.99%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 1000 Value Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Enhanced Index Core Equity Fund?	This Fund seeks to outperform the total return performance of its benchmark index, the S&P 500® Index, while maintaining risk characteristics similar to those of the benchmark.

How did the Fund perform during the six months ended April 30, 2006?	The Fund's Class S shares returned 10.02%, exceeding the 9.63% return of the S&P 500 Index, a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies.

What was the investment background during the period?	After a precipitous decline in October, U.S. equity markets rallied to post slight gains for the fourth quarter of 2005. The year ended with nearly all economic indicators moving in a positive direction. A continuation of solid Gross Domestic Product ("GDP") growth, coupled with a resumption in employment growth in the aftermath of Hurricanes Katrina and Rita and an upsurge in consumer confidence, provided the underpinnings for a subdued year-end market rally.
Although the fourth quarter can be characterized as one of muted returns, the end result masked a period where the equity markets gyrated between strong returns and weak returns monthly. In fact, the oscillation between up and down months was a defining attribute for the market in 2005.
U.S. equity markets surged upward in the first quarter, with small-cap stocks leading the way. Dominating equity and bond market concerns over the first quarter was the lingering question of the future direction of interest rates. A wave of firm economic indicators during the quarter, highlighted by employment numbers, however, caused speculation that the Federal Reserve (Fed) would continue raising short-term interest rates in the near term.
As in the fourth quarter, despite gains during the first three months of 2006, the equity market vacillated for much of the first quarter. This is likely due to the many crosscurrents of the period's macroeconomic environment, such as: (1) corporate earnings that were growing at a double-digit pace; (2) uncertainty over the future direction of interest rates; (3) companies' restraint over spending the cash flooding their balance sheets; (4) a housing market that had driven strong consumer demand for the previous five years, but that began to show evidence of a slowdown; and (5) soaring commodity prices.

What factors contributed to the Fund's performance?	Of the factors the Fund tracks in the S&P 500 universe, the best-performing during the fourth quarter of 2005 was price-to-earnings to growth rate. This factor reflected the character of the market in the quarter. While investors were still paying attention to value, growth began to play an increasingly important role in stock returns.
The most relevant factor during the first quarter of 2006 was the Fund's exposure to high-risk, low-quality stocks and exposure to late cycle growth. During the period, value strategies struggled. This was a bit surprising because they generally do well during the first quarter of the year due to the "value effect" – which results when investors expect a higher long-term return on value securities due to their perceived riskier nature (versus their growth counterparts). Within value, relative value did much better than absolute value and normalized value trailed all value strategies. On the positive side, momentum strategies fared the best and earnings surprise, price momentum and incremental earnings growth also had positive factor attribution during the first quarter. In addition, the Fund's exposure to smaller-capitalization stocks once again added more value than its larger-capitalization names.

What is your outlook?	As the economic factors list in the investment background section above indicates, for every positive in today's investment environment, there appears to be a negative – and vice versa. During the first quarter, stocks rose, but ultimately, the market may be driven by inflation. If the inflation level is tame, it is likely that the market will act favorably, but if it rises above recent benign levels, the markets could struggle over the remainder of 2006.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio Manager Report (Continued)

MassMutual Premier Enhanced Index Core Equity Fund

Industry Table

(% of Net Assets) on 4/30/06

Energy	10.1%
Banking, Savings & Loans	8.3%
Financial Services	8.3%
Pharmaceuticals	8.0%
Insurance	6.9%
Electrical Equipment & Electronics	5.8%
Computers & Information	5.0%
Aerospace & Defense	4.2%
Retail	3.6%
Prepackaged Software	3.2%
Telephone Utilities	3.2%
Electric Utilities	2.8%
Foods	2.1%
Cosmetics & Personal Care	1.8%
Beverages	1.8%
Commercial Services	1.7%
Transportation	1.6%
Medical Supplies	1.5%
Computers & Office Equipment	1.5%
Tobacco	1.5%
Broadcasting, Publishing & Printing	1.4%
Machinery & Components	1.4%
Healthcare	1.2%
Entertainment & Leisure	1.0%
Chemicals	1.0%
Household Products	0.9%
Metals & Mining	0.9%
Industrial — Diversified	0.8%
Restaurants	0.8%
Communications	0.7%
Data Processing & Preparation	0.7%
Information Retrieval Services	0.7%
Apparel, Textiles & Shoes	0.6%
Communications Equipment	0.5%
Food Retailers	0.5%
Computer Integrated Systems Design	0.4%
Home Construction, Furnishings & Appliances	0.4%
Building Materials & Construction	0.4%
Real Estate	0.4%
Automotive & Parts	0.3%
Manufacturing	0.3%
Containers	0.3%
Retail — Grocery	0.1%
Travel	0.1%
Forest Products & Paper	0.1%
Toys, Games	0.1%
Photography Equipment/Supplies	0.1%
Advertising	0.1%
Air Transportation	0.1%
Lodging	0.0%
Short-Term Investments and Other Assets and Liabilities	0.8%
100.0%

MassMutual Premier Enhanced Index

Core Equity Fund

Largest Stock Holdings (4/30/06)

Exxon Mobil Corp.

General Electric Co.

Citigroup, Inc.

Microsoft Corp.

Pfizer, Inc.

Bank of America Corp.

Cisco Systems, Inc.

International Business Machines Corp.

The Procter & Gamble Co.

AT&T, Inc.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Enhanced Index Core Equity Fund Class Y and the S&P 500 Index.

MassMutual Premier Enhanced Index Core Equity Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Five Year Average Annual 5/1/01 - 4/30/06	Since Inception Average Annual 8/26/96 - 4/30/06
Class Y	10.09%	16.09%	2.81%	8.28%
S&P 500 Index	9.63%	15.41%	2.70%	8.93%

Hypothetical Investments in MassMutual Premier Enhanced Index Core Equity Fund Class S, Class A, Class A (sales load deducted) Class L, Class N, Class N (CDSC fees deducted) and the S&P 500 Index.

MassMutual Premier Enhanced Index Core Equity Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Since Inception Average Annual 11/1/04 - 4/30/06
Class S	10.02%	16.22%	13.40%
Class A	9.82%	15.60%	12.78%
Class A (Sales load deducted)*	3.50%	8.95%	8.41%
Class L	9.96%	15.85%	13.05%
Class N	9.69%	15.25%	12.45%
Class N (CDSC fees deducted)*	8.69%	14.25%	11.82%
S&P 500 Index	9.63%	15.41%	12.46%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the S&P 500 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Main Street Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Main Street Fund?	This Fund seeks a high total return by investing mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers.

How did the Fund perform during the six months ended April 30, 2006?	The Fund's Class S shares returned 10.52%, exceeding the 9.63% return of the S&P 500® Index, a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies.

What was the investment background during the period?	Stocks made upward progress in the fourth quarter of 2005, as investors learned that the U.S. economy grew at a pace of 4.1% in the third quarter – lower than initial estimates, but still pleasantly surprising many observers. For the quarter, the Dow Jones Industrial AverageSM, a barometer of blue-chip activity, lagged the technology-focused Nasdaq Composite® Index and the S&P 500 Index, a measure of U.S. large-cap stock performance – although all three benchmarks were in positive territory.
Turning to the first quarter of 2006, most U.S. stock indexes posted strong gains, as solid growth in corporate profits and signs of a rebound in overall economic activity (after a relatively weak fourth quarter) helped to boost share prices. The U.S. economy grew at a 1.7% annual pace in the fourth quarter of 2005, as measured by the Gross Domestic Product ("GDP"), versus 4.1% in the third quarter. However, the slowdown was expected, as consumers temporarily reined in their spending following the devastation of the 2005 hurricane season. Early in January 2006, stocks also benefited from speculation that the Federal Reserve (Fed) might be close to the end of its series of interest rate hikes. Investors were subsequently disappointed, however, when new Fed chairman Ben Bernanke hinted at further hikes following the Fed's late March increase.

What factors contributed to the Fund's performance – and how did you respond?	The weighted average market cap ("WAMC") of the Fund at the end of the fourth quarter of 2005 was 102% that of the S&P 500, considerably less than 114% at the end of 2004 and the peak level of 125% in the third quarter of 2004. In 2005, we reduced the mega-cap weight in the portfolio from 62.30% to 54.25%, while large-caps were raised from 22.59% to 37.31% – providing better balance, while contributing to the decline of the WAMC. During the fourth quarter, the Fund had the most overweighted positions in information technology, energy and health care. Conversely, the Fund's greatest underweighted stakes were in the utilities, consumer staples and industrials sectors.
Turning to the first quarter of 2006, a reduction in mega-cap exposure caused the WAMC of the Fund to decline to 98% of the S&P 500 on March 31 – from 102% on December 31, 2005. While the WAMC of the Fund has been declining, the combined allocation to mega-caps and large-caps has increased from 89.8% on March 31, 2005, to 92.7% at the end of March 2006. During the first quarter, the Fund continued its heavily overweighted positions in the information technology and energy sectors. Financials, however, replaced health care as the sector with the third-largest overweight position in the Fund's portfolio. At the end of March, the Fund's top three underweight allocations were to the consumer staples, utilities and consumer discretionary sectors.

What is your outlook?	Our proprietary quantitative models suggest that the cycle of small-cap outperformance, which started in 1999 and lasted more than seven years, is now very mature. The dramatic outperformance of mid-, small- and micro-cap stocks relative to mega-caps during the first quarter has made them more expensive on a relative basis. Our models consider relative valuation, short-term momentum, long-term reversals and interest rate spreads. Based on all these factors, our top-down models continue to point to the probability that mid-caps, small-caps and micro-caps will not outperform mega-caps over the next 12 months. At the same time, the models show a small preference for large-caps over mega-caps.
These factors, combined with our bottom-up stock selection models, have led us to increase the exposure of large-caps in the portfolio, while reducing mega-caps, and remaining underweighted in mid-caps, small-caps and micro-cap stocks. In the second quarter, we will shift from our turn-of-the-year stock selection models to our mid-year models. This transition will likely result in increased turnover as well as a reduction in the Fund's exposure to low-quality stocks. As always, we will remain fully invested and committed to our quantitative discipline of investing and will rely on our stock selection models and portfolio construction methods in our efforts to produce strong returns without taking excessive risk.

MassMutual Premier Main Street Fund – Portfolio Manager Report (Continued)

MassMutual Premier Main Street Fund

Industry Table

(% of Net Assets) on 4/30/06

Energy	12.6%
Banking, Savings & Loans	10.1%
Electrical Equipment & Electronics	8.1%
Insurance	8.0%
Pharmaceuticals	7.5%
Financial Services	7.4%
Computers & Information	3.9%
Retail	3.8%
Aerospace & Defense	3.8%
Prepackaged Software	3.4%
Healthcare	2.1%
Tobacco	1.9%
Metals & Mining	1.8%
Telephone Utilities	1.8%
Broadcasting, Publishing & Printing	1.6%
Industrial — Diversified	1.6%
Medical Supplies	1.5%
Foods	1.4%
Computers & Office Equipment	1.4%
Beverages	1.3%
Transportation	1.3%
Commercial Services	1.2%
Cosmetics & Personal Care	1.2%
Electric Utilities	1.2%
Apparel, Textiles & Shoes	1.1%
Chemicals	1.1%
Entertainment & Leisure	0.8%
Data Processing & Preparation	0.8%
Communications Equipment	0.8%
Machinery & Components	0.7%
Communications	0.7%
Restaurants	0.6%
Building Materials & Construction	0.5%
Manufacturing	0.5%
Information Retrieval Services	0.4%
Computer Integrated Systems Design	0.4%
Automotive & Parts	0.2%
Air Transportation	0.2%
Advertising	0.1%
Home Construction, Furnishings & Appliances	0.1%
Food Retailers	0.1%
Lodging	0.1%
Containers	0.1%
Internet Content	0.1%
Real Estate	0.1%
Computer Related Services	0.1%
Heavy Machinery	0.0%
Retail — Grocery	0.0%
Toys, Games	0.0%
Computer Programming Services	0.0%
Education	0.0%
Travel	0.0%
Household Products	0.0%
Forest Products & Paper	0.0%
Short-Term Investments and Other Assets and Liabilities	0.5%
100.0%

MassMutual Premier Main Street Fund

Largest Stock Holdings (4/30/06)

Exxon Mobil Corp.

General Electric Co.

Bank of America Corp.

Microsoft Corp.

Citigroup, Inc.

Chevron Corp.

ConocoPhillips

Altria Group, Inc.

JP Morgan Chase & Co.

Intel Corp.

MassMutual Premier Main Street Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Main Street Fund Class S, Class A, Class A (sales load deducted), Class Y and the S&P 500 Index.

MassMutual Premier Main Street Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Since Inception Average Annual 12/31/04 - 4/30/06
Class S	10.52%	17.43%	9.33%
Class A	10.07%	16.62%	8.68%
Class A (Sales load deducted)*	3.74%	9.91%	3.95%
Class Y	10.39%	17.06%	9.08%
S&P 500 Index	9.63%	15.41%	7.88%

Hypothetical Investments in MassMutual Premier Main Street Fund Class L, Class N, Class N (CDSC fees deducted) and the S&P 500 Index.

MassMutual Premier Main Street Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Since Inception Average Annual 12/31/04 - 4/30/06
Class L	10.22%	17.01%	8.95%
Class N	9.90%	16.34%	8.32%
Class N (CDSC fees deducted)*	8.90%	15.34%	7.58%
S&P 500 Index	9.63%	15.41%	7.88%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the S&P 500 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Capital Appreciation Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Capital Appreciation Fund?	This Fund seeks long-term capital appreciation by investing mainly in common stocks of "growth companies." These may be newer companies or established companies of any capitalization range that the Fund's sub-adviser believes may appreciate in value over the long term.

How did the Fund perform during the six months ended April 30, 2006?	The Fund's Class S shares returned 9.31%, moderately trailing the 9.63% return of the S&P 500® Index, a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies.

What was the investment background during the period?	Stocks made upward progress in the fourth quarter of 2005, as investors learned that the U.S. economy grew at a pace of 4.1% in the third quarter – lower than initial estimates, but still pleasantly surprising many observers. For the quarter, the Dow Jones Industrial AverageSM, a barometer of blue-chip activity, lagged the technology-focused Nasdaq Composite® Index and the S&P 500 Index, a measure of U.S. large-cap stock performance – although all three benchmarks were in positive territory. Foreign stocks, as measured by the MSCI® EAFE® Index, were the frontrunners.
Turning to the first quarter of 2006, most U.S. stock indexes posted strong gains, as solid growth in corporate profits and signs of a rebound in overall economic activity (after a relatively weak fourth quarter) helped to boost share prices. The U.S. economy grew at a 1.7% annual pace in the fourth quarter of 2005, as measured by the Gross Domestic Product ("GDP"), versus 4.1% in the third quarter. However, the slowdown was expected, as consumers temporarily reined in their spending following the devastation of the 2005 hurricane season. Early in January 2006, stocks also benefited from speculation that the Federal Reserve (Fed) might be close to the end of its series of interest rate hikes. Investors were subsequently disappointed, however, when new Fed chairman Ben Bernanke hinted at further hikes following the Fed's late March increase. Against this backdrop, foreign stocks continued to outperform their U.S.-based counterparts substantially, although all equity segments advanced – and by a wider margin than in the fourth quarter.

What factors contributed to the Fund's performance – and how did you respond?	During the final three months of 2005, we reduced the Fund's exposure in the consumer discretionary sector by lowering our allocation to traditional media companies – swapping them for more new media positions, to take advantage of the migration of advertising spending to online venues. We reduced the Fund's position in industrial and financial stocks, and increased our allocation to information technology.
Health care was our top sector during 2005. Our underweight strategy in health care providers was a detractor during the fourth quarter, but we benefited from strong stock selection in biotechnology and health care equipment areas. Energy and information technology were among the strongest contributors. Internet software and semiconductors were particular areas of strength. Conversely, consumer discretionary and industrials hampered the Fund's overall performance. We were mainly hurt by our overweight position in media within consumer discretionary and by large conglomerates within industrials.
In the first quarter of 2006, stock selection proved to be quite strong. Of note, management's move to scale out of old-line media companies proved to be a perceptive decision. Information technology was our top contributing sector during the period. We benefited from both an overweight position in that sector and strong stock selection within energy and consumer staples, which were also among the strongest contributors. On a relative basis, consumer discretionary and industrials were detractors from overall performance. We were mainly affected by our retail Internet positions within consumer discretionary and by large conglomerates within industrials.

What is your outlook?	Most companies have been posting strong top- and bottom-line growth, and while the pace has slowed from unsustainably high levels, we are optimistic regarding earnings continuing their strong, albeit slower, pace. Given the fact that the overall business environment continues to improve – as evidenced by broad-based strength in capital spending and historically low debt-to-cash levels – we continue to be optimistic regarding the outlook for growth stocks. We believe this creates a more favorable environment for the kinds of attractively priced growth businesses we focus on. As the economy decelerates from unsustainably high levels of growth, lower-quality businesses tend to begin to lose steam. Consequently, a "scarcity premium" typically develops, as investors pay a premium for true growth companies. Furthermore, relative valuations for both large-cap stocks and growth stocks, in particular, stand at attractive levels compared to smaller-cap and value-oriented stocks. As a result, we are generally optimistic regarding the prospects for the Fund's investment strategy.

MassMutual Premier Capital Appreciation Fund – Portfolio Manager Report (Continued)

MassMutual Premier Capital Appreciation Fund

Industry Table

(% of Net Assets) on 4/30/06

Pharmaceuticals	9.5%
Retail	7.3%
Electrical Equipment & Electronics	7.0%
Energy	6.0%
Computers & Information	5.9%
Financial Services	4.9%
Commercial Services	4.9%
Prepackaged Software	4.4%
Communications	4.1%
Information Retrieval Services	4.0%
Aerospace & Defense	3.7%
Medical Supplies	3.5%
Insurance	3.3%
Chemicals	3.2%
Foods	2.6%
Data Processing & Preparation	2.5%
Cosmetics & Personal Care	2.5%
Computer Programming Services	2.3%
Healthcare	2.3%
Telephone Utilities	1.8%
Communications Equipment	1.2%
Apparel, Textiles & Shoes	1.2%
Machinery & Components	1.1%
Banking, Savings & Loans	1.1%
Transportation	1.0%
Beverages	0.9%
Computer Integrated Systems Design	0.9%
Household Products	0.8%
Industrial — Diversified	0.8%
Broadcasting, Publishing & Printing	0.8%
Food Retailers	0.7%
Home Construction, Furnishings & Appliances	0.6%
Automotive & Parts	0.5%
Diversified Financial	0.5%
Lodging	0.5%
Travel	0.1%
Short-Term Investments and Other Assets and Liabilities	1.6%
100.0%

MassMutual Premier Capital Appreciation Fund

Largest Stock Holdings (4/30/06)

Cisco Systems, Inc.

Microsoft Corp.

Yahoo!, Inc.

General Electric Co.

Monsanto Co.

eBay, Inc.

Amgen, Inc.

American International Group, Inc.

Google, Inc. Cl. A

Automatic Data Processing, Inc.

MassMutual Premier Capital Appreciation Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Capital Appreciation Fund Class S, Class A, Class A (sales load deducted), Class Y and the S&P 500 Index.

MassMutual Premier Capital Appreciation Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Since Inception Average Annual 12/31/04 - 4/30/06
Class S	9.31%	15.61%	7.64%
Class A	9.15%	15.22%	7.27%
Class A (Sales load deducted)*	2.87%	8.59%	2.61%
Class Y	9.29%	15.48%	7.46%
S&P 500 Index	9.63%	15.41%	7.88%

Hypothetical Investments in MassMutual Premier Capital Appreciation Fund Class L, Class N, Class N (CDSC fees deducted) and the S&P 500 Index.

MassMutual Premier Capital Appreciation Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Since Inception Average Annual 12/31/04 - 4/30/06
Class L	9.20%	15.39%	7.40%
Class N	8.87%	14.83%	6.83%
Class N (CDSC fees deducted)*	7.87%	13.83%	6.10%
S&P 500 Index	9.63%	15.41%	7.88%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the S&P 500 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Core Growth Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Core Growth Fund?	This Fund seeks to achieve long-term capital and income growth through investment primarily in common stocks. Current yield is secondary to the long-term growth objective.

How did the Fund perform during the six months ended April 30, 2006?	The Fund's Class S shares returned 4.21%, underperforming the 7.06% return of the Russell 1000® Growth Index, an unmanaged index that contains stocks with a greater than average growth orientation among the stocks of the 1000 largest U.S. companies based on total market capitalization. The Fund also trailed the S&P 500® Index, a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies, which returned 9.63% for the same period.

What was the investment background during the period?	After a precipitous decline in October, U.S. equity markets rallied to post slight gains for the fourth quarter of 2005. The year ended with nearly all economic indicators moving in a positive direction. A continuation of solid Gross Domestic Product ("GDP") growth, coupled with a resumption in employment growth in the aftermath of Hurricanes Katrina and Rita and an upsurge in consumer confidence, provided the underpinnings for a subdued year-end market rally. Additionally, while the Federal Reserve (Fed) raised the federal funds rate another 0.25% to 4.25% in December, the explanatory language included in the much anticipated minutes of the Federal Open Market Committee meeting hinted at perhaps an approaching end to interest rate hikes. This provided further support to stocks moving into 2006.
In the first quarter of 2006, most U.S. stock indexes posted strong gains, as solid growth in corporate profits and signs of a rebound in overall economic activity (after a relatively weak fourth quarter) helped to boost share prices. The U.S. economy grew at a 1.7% annual pace in the fourth quarter of 2005 (as measured by the GDP), versus 4.1% in the third quarter. However, the slowdown was expected, as consumers temporarily reined in their spending following the devastation of the 2005 hurricane season. Early in January 2006, stocks also benefited from speculation that the Fed might be close to the end of its series of interest rate hikes. Investors were subsequently disappointed, however, when new Fed chairman Ben Bernanke hinted at further hikes following the Fed's late March increase.

What factors contributed to the Fund's performance?	The Fund capitalized on positive investor sentiment for growth stocks during the fourth quarter of 2005. Stock selection was strong for the Fund during the period, adding approximately 1.00% in relative value versus our benchmark, the Russell 1000 Growth Index. Transportation, pharmaceutical and financial holdings were among the Fund's strongest contributors. Industrial and utilities companies also added to results. Areas of weakness during the quarter were in the information technology, telecommunications and energy sectors. Underweight positions in the strong-performing financial and materials sectors also detracted from results.
Turning to 2006, the Fund benefited, in the first quarter, from strong stock selection and a positive environment for equities due to the U.S. economy's continued expansion and improved corporate financial results. Information technology was our top-contributing sector during the period, and the Fund benefited from both an overweight position in that sector and strong stock selection. Energy and consumer discretionary were also strong contributors. Relative to the benchmark, industrials and financials were detractors from overall performance. We were mainly affected by our large underweight position within industrials and our insurance exposure within financials.

What is your outlook?	We believe the outlook for 2006 remains favorable, with prospects for healthy global economic growth. The Fed's move to get to a neutral interest rate posture is largely accomplished and, despite energy cost inflation, overall inflation remains subdued. We believe global capital spending will drive growth in 2006 and we are well positioned to capitalize on that trend – particularly through our technology holdings. Energy prices should remain stubbornly high if there is no recession and we have, therefore, continued to overweight this group.

MassMutual Premier Core Growth Fund – Portfolio Manager Report (Continued)

MassMutual Premier Core Growth Fund

Industry Table

(% of Net Assets) on 4/30/06

Pharmaceuticals	9.7%
Computers & Information	9.6%
Retail	7.5%
Electrical Equipment & Electronics	6.4%
Energy	6.2%
Prepackaged Software	6.0%
Insurance	5.3%
Medical Supplies	5.0%
Apparel, Textiles & Shoes	4.2%
Information Retrieval Services	4.1%
Financial Services	3.5%
Cosmetics & Personal Care	3.3%
Household Products	3.1%
Computer Programming Services	3.1%
Commercial Services	2.8%
Telephone Utilities	2.8%
Chemicals	2.1%
Automotive & Parts	2.0%
Computer Integrated Systems Design	1.9%
Transportation	1.6%
Communications Equipment	1.5%
Beverages	1.5%
Food Retailers	1.3%
Communications	1.3%
Broadcasting, Publishing & Printing	1.2%
Home Construction, Furnishings & Appliances	0.8%
Aerospace & Defense	0.7%
Lodging	0.6%
Advertising	0.2%
Short-Term Investments and Other Assets and Liabilities	0.7%
100.0%

MassMutual Premier Core Growth Fund

Largest Stock Holdings (4/30/06)

Cisco Systems, Inc.
EMC Corp.
American International Group, Inc.
Microsoft Corp.
Corning, Inc.
Staples, Inc.
Apple Computer, Inc.
Varian Medical Systems, Inc.
Broadcom Corp. Cl. A
Monsanto Co.

MassMutual Premier Core Growth Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Core Growth Fund Class S, Russell 1000 Growth Index and the S&P 500 Index.

MassMutual Premier Core Growth Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Five Year Average Annual 5/1/01 - 4/30/06	Since Inception Average Annual 1/20/98 - 4/30/06
Class S	4.21%	12.76%	–1.33%	1.89%
S&P 500 Index	9.63%	15.41%	2.70%	5.42%
Russell 1000 Growth Index	7.06%	15.18%	–0.76%	2.55%

Hypothetical Investments in MassMutual Premier Core Growth Fund Class A, Class A (sales load deducted), Class Y, Russell 1000 Growth Index and the S&P 500 Index.

MassMutual Premier Core Growth Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Since Inception Average Annual 11/1/04 - 4/30/06
Class A	3.95%	12.12%	8.30%
Class A (Sales load deducted)*	–2.03%	5.67%	4.10%
Class Y	4.17%	12.59%	8.74%
S&P 500 Index	9.63%	15.41%	12.46%
Russell 1000 Growth Index	7.06%	15.18%	10.79%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 1000 Growth Index and the S&P 500 Index are unmanaged and do not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Core Growth Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Core Growth Fund Class L, Class N, Class N (CDSC fees deducted), Russell 1000 Growth Index and the S&P 500 Index.

MassMutual Premier Core Growth Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Since Inception Average Annual 11/1/04 - 4/30/06
Class L	4.13%	12.43%	8.62%
Class N	3.76%	11.80%	7.98%
Class N (CDSC fees deducted)*	2.76%	10.80%	7.33%
S&P 500 Index	9.63%	15.41%	12.46%
Russell 1000 Growth Index	7.06%	15.18%	10.79%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 1000 Growth Index and the S&P 500 Index are unmanaged and do not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Enhanced Index Growth Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Enhanced Index Growth Fund?	This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Growth Index, while maintaining risk characteristics similar to those of the benchmark.

How did the Fund perform during the six months ended April 30, 2006?	The Fund's Class S shares returned 7.98%, outpacing the 7.06% return of the Russell 1000 Growth Index, an unmanaged index that contains stocks with a greater than average growth orientation among the stocks of the 1000 largest U.S. companies based on total market capitalization.

What was the investment background during the period?	After a precipitous decline in October, U.S. equity markets rallied to post slight gains for the fourth quarter of 2005. The year ended with nearly all economic indicators moving in a positive direction. A continuation of solid Gross Domestic Product ("GDP") growth, coupled with a resumption in employment growth in the aftermath of Hurricanes Katrina and Rita and an upsurge in consumer confidence, provided the underpinnings for a subdued year-end market rally.
Although the fourth quarter can be characterized as one of muted returns, the end result masked a period where the equity markets gyrated between strong returns and weak returns monthly. In fact, the oscillation between up and down months was a defining attribute for the market in 2005.
U.S. equity markets surged upward in the first quarter, with small-cap stocks leading the way. Dominating equity and bond market concerns over the first quarter was the lingering question of the future direction of interest rates. A wave of firm economic indicators during the quarter, highlighted by employment numbers, however, caused speculation that the Federal Reserve (Fed) would continue raising short-term interest rates in the near term.
As in the fourth quarter, despite gains during the first three months of 2006, the equity market vacillated for much of the first quarter. This is likely due to the many crosscurrents of the period's macroeconomic environment, such as: (1) corporate earnings that were growing at a double-digit pace; (2) uncertainty over the future direction of interest rates; (3) companies' restraint over spending the cash flooding their balance sheets; (4) a housing market that had driven strong consumer demand for the previous five years, but that began to show evidence of a slowdown; and (5) soaring commodity prices.

What factors contributed to the Fund's performance?	During the fourth quarter of 2005, the factors driving stocks in the Russell 1000 Growth Index were mixed. Some quality factors worked, some value factors worked and some growth factors worked (price/earnings to growth ratios worked in this universe as well). But the most interesting characteristic of this segment of the market was that small-cap stocks outperformed their large-cap counterparts – which was not the case in either the S&P 500 Index or the Russell 1000 Value Index.
The most relevant factor during the first quarter of 2006 was the Fund's exposure to high-risk, low-quality stocks and exposure to late cycle growth. During the period, value strategies struggled. This was a bit surprising because they generally do well during the first quarter of the year due to the "value effect" – which results when investors expect a higher long-term return on value securities due to their perceived riskier nature (versus their growth counterparts). Within value, relative value did much better than absolute value and normalized value trailed all value strategies. Share buyback and low capital spending were also very weak factors during the quarter. On the positive side, momentum strategies fared the best and earnings surprise, price momentum and incremental earnings growth also had positive factor attribution during the first quarter. In addition, the Fund's exposure to smaller-capitalization stocks once again added more value than its larger-capitalization names.

What is your outlook?	As the economic factors list in the investment background section above indicates, for every positive in today's investment environment, there appears to be a negative – and vice versa. During the first quarter, stocks rose, but ultimately, the market may be driven by inflation. If the inflation level is tame, it is possible that the market will act favorably, but if it rises above recent benign levels, the markets could struggle over the remainder of 2006.

MassMutual Premier Enhanced Index Growth Fund – Portfolio Manager Report (Continued)

MassMutual Premier Enhanced Index Growth Fund

Industry Table

(% of Net Assets) on 4/30/06

Electrical Equipment & Electronics	10.3%
Pharmaceuticals	9.6%
Computers & Information	7.6%
Retail	6.9%
Prepackaged Software	6.1%
Aerospace & Defense	3.8%
Medical Supplies	3.6%
Commercial Services	3.5%
Insurance	3.2%
Energy	3.2%
Financial Services	3.2%
Healthcare	2.9%
Cosmetics & Personal Care	2.9%
Beverages	2.6%
Machinery & Components	2.3%
Apparel, Textiles & Shoes	1.7%
Transportation	1.7%
Household Products	1.5%
Communications	1.5%
Broadcasting, Publishing & Printing	1.4%
Data Processing & Preparation	1.4%
Industrial — Diversified	1.2%
Chemicals	1.2%
Banking, Savings & Loans	1.1%
Information Retrieval Services	1.1%
Manufacturing	1.1%
Tobacco	1.0%
Computer Integrated Systems Design	0.9%
Entertainment & Leisure	0.8%
Foods	0.7%
Metals & Mining	0.7%
Communications Equipment	0.7%
Restaurants	0.6%
Food Retailers	0.6%
Electric Utilities	0.5%
Telephone Utilities	0.5%
Home Construction, Furnishings & Appliances	0.5%
Real Estate	0.4%
Advertising	0.4%
Lodging	0.3%
Building Materials & Construction	0.3%
Automotive & Parts	0.3%
Air Transportation	0.2%
Internet Content	0.2%
Containers	0.2%
Heavy Machinery	0.1%
Computer Related Services	0.1%
Retail — Grocery	0.1%
Computer Programming Services	0.1%
Oil & Gas	0.1%
Computers & Office Equipment	0.0%
Industrial — Distribution	0.0%
Short-Term Investments and Other Assets and Liabilities	1.9%
100.0%

MassMutual Premier Enhanced

Index Growth Fund

Largest Stock Holdings (4/30/06)

General Electric Co.
Microsoft Corp.
Cisco Systems, Inc.
The Procter & Gamble Co.
Johnson & Johnson
International Business Machines Corp.
Boeing Co.
PepsiCo, Inc.
The Home Depot, Inc.
Amgen, Inc.

MassMutual Premier Enhanced Index Growth Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Enhanced Index Growth Fund Class Y and the Russell 1000 Growth Index.

MassMutual Premier Enhanced Index Growth Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Five Year Average Annual 5/1/01 - 4/30/06	Since Inception Average Annual 12/19/00 - 4/30/06
Class Y	7.95%	15.49%	–0.44%	–1.83%
Russell 1000 Growth Index	7.06%	15.18%	–0.76%	–3.53%

Hypothetical Investments in MassMutual Premier Enhanced Index Growth Fund Class S, Class A, Class A (sales load deducted) Class L, Class N, Class N (CDSC fees deducted) and the Russell 1000 Growth Index.

MassMutual Premier Enhanced Index Growth Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Since Inception Average Annual 11/1/04 - 4/30/06
Class S	7.98%	15.66%	11.37%
Class A	7.80%	15.06%	10.83%
Class A (Sales load deducted)*	1.60%	8.44%	6.53%
Class L	7.80%	15.19%	11.04%
Class N	7.54%	14.66%	10.44%
Class N (CDSC fees deducted)*	6.54%	13.66%	9.81%
Russell 1000 Growth Index	7.06%	15.18%	10.79%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 1000 Growth Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Mid-Cap Value Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Mid-Cap Value Fund?	This Fund seeks long-term capital appreciation, primarily through investments in medium-sized companies.

How did the Fund perform during the five months ended April 30, 2006?	Since the Fund's inception on December 1, 2005, its Class S shares returned 11.90%, outpacing the 9.71% return of the Russell MidCap® Value Index, a widely recognized, unmanaged index which measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index.

What was the investment background during the period?	U.S. equity markets surged upward in the first quarter, with small-cap stocks leading the way – as the pick-up in economic activity after the fourth quarter's hurricane-induced slowdown boosted economically sensitive stocks.
Dominating equity and bond market concerns over the first quarter was the lingering question of the future direction of interest rates. Coming out of 2005, many, if not most market participants, anticipated clearer signs of a softening U.S. economy, which could bring an end to the Federal Reserve's (Fed's) tightening regime. A wave of firm economic indicators released during the first quarter, however, highlighted by employment numbers, caused speculation that the Fed would continue raising short-term interest rates in the near term.
Despite continued pressure from rising interest rates and energy prices, equities delivered strong gains during the first four months of 2006, particularly small- and mid-cap stocks.

What factors contributed to the Fund's performance?	Although all stock sectors were positive during the first quarter, more defensive areas, such as the consumer staples and health care sectors, underperformed. During the period, growth stocks underperformed value stocks for the first time in a year, as weak earnings reports for a couple of large technology names and lagging health care sector results held back growth.
Turning to the Fund, both our stock selection and the Fund's sector weighting relative to the benchmark Russell MidCap Value Index added value during the period. Selection was strong for the Fund in the utilities, technology and other energy categories. The Fund's health care and materials/processing holdings also contributed to the Fund's results. Furthermore, the Fund's relative underweight position in the utilities sector was also favorable, as was an overweight position in the strong-performing materials/processing space.
The one area of negative performance for the Fund during the first quarter was the autos/transportation sector. Additionally, generating positive absolute returns but detracting versus benchmark results were the Fund's consumer discretionary and financial services positions.

What is your outlook?	The big questions for equity investors now are when the Fed will halt its long-standing tightening policy and whether this will pave the way for stocks to rise faster through 2006. Market participants will likely be carefully monitoring future economic reports for signs of economic weakness or renewed inflation, factors that will be keys to any Fed action. Uncertainty concerning the Fed's plans, coupled with continued high energy costs and the slowing housing market, could increase equity market volatility moving forward.

MassMutual Premier Mid-Cap Value Fund – Portfolio Manager Report (Continued)

MassMutual Premier Mid-Cap Value Fund

Industry Table

(% of Net Assets) on 4/30/06

Financial Services	11.7%
Chemicals	7.0%
Transportation	7.0%
Insurance	6.5%
Energy	6.3%
Lodging	5.2%
Electric Utilities	4.9%
Retail	4.4%
Apparel, Textiles & Shoes	4.3%
Industrial — Diversified	3.5%
Pharmaceuticals	3.1%
Banking, Savings & Loans	3.0%
Commercial Services	3.0%
Communications	2.9%
Electrical Equipment & Electronics	2.8%
Machinery & Components	2.6%
Containers	1.9%
Broadcasting, Publishing & Printing	1.9%
Medical Supplies	1.8%
Telephone Utilities	1.7%
Industrial — Distribution	1.7%
Cosmetics & Personal Care	1.6%
Aerospace & Defense	1.5%
Data Processing & Preparation	1.1%
Building Materials & Construction	1.1%
Healthcare	1.1%
Automotive & Parts	1.0%
Manufacturing	1.0%
Real Estate	0.8%
Metals & Mining	0.7%
Home Construction, Furnishings & Appliances	0.6%
Short-Term Investments and Other Assets and Liabilities	2.3%
100.0%

MassMutual Premier Mid-Cap Value Fund

Largest Stock Holdings (4/30/06)

NorthWestern Corp.

Men's Wearhouse, Inc.

Hilton Hotels Corp.

KKR Financial Corp. REIT

URS Corp.

Hercules, Inc.

Carlisle Companies, Inc.

American Capital Strategies, Ltd.

Conseco, Inc.

Host Marriott Corp. REIT

MassMutual Premier Mid-Cap Value Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Mid-Cap Value Fund Class S, Class A, Class A (sales load deducted), Class Y and the Russell MidCap Value Index.

MassMutual Premier Mid-Cap Value Fund

Total Return	Since Inception 12/1/05 - 4/30/06
Class S	11.90%
Class A	11.66%
Class A (Sales load deducted)*	5.24%
Class Y	11.79%
Russell MidCap Value Index	9.71%

Hypothetical Investments in MassMutual Premier Mid-Cap Value Fund Class L, Class N, Class N (CDSC fees deducted) and the Russell MidCap Value Index.

MassMutual Premier Mid-Cap Value Fund

Total Return	Since Inception 12/1/05 - 4/30/06
Class L	11.78%
Class N	11.52%
Class N (CDSC fees deducted)*	10.52%
Russell MidCap Value Index	9.71%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell MidCap Value Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Small Capitalization Value Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Small Capitalization Value Fund?	This Fund seeks to achieve long-term capital appreciation primarily through investment in small to medium-size companies.

How did the Fund perform during the six months ended April 30, 2006?	The Fund's Class S shares returned 16.31%, underperforming the 17.52% return of the Russell 2000® Value Index, an unmanaged index that measures the performance of those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Fund's 16.31% return also trailed the 18.91% return of the Russell 2000 Index, a broad-based index that consists of the 2000 smallest securities in the Russell 3000® Index (which represents approximately 98% of the U.S. equity market capitalization), representing approximately 8% of the Russell 3000 total market capitalization.

What was the investment background during the period?	After a precipitous decline in October, U.S. equity markets rallied to post slight gains for the fourth quarter of 2005. The year ended with nearly all economic indicators moving in a positive direction. A continuation of solid Gross Domestic Product ("GDP") growth, coupled with a resumption in employment growth in the aftermath of Hurricanes Katrina and Rita and an upsurge in consumer confidence, provided the underpinnings for a subdued year-end market rally. Additionally, while the Federal Reserve (Fed) raised the federal funds rate another 0.25% to 4.25% in December, their accompanying explanatory language hinted at an end to the ongoing interest rate hikes – providing further support to stocks moving into 2006.
U.S. equity markets surged upward in the first quarter, with small-cap stocks leading the way. Dominating equity and bond market concerns over the first quarter was the lingering question of the future direction of interest rates. A wave of firm economic indicators during the quarter, highlighted by employment numbers, however, caused speculation that the Fed would continue raising short-term interest rates in the near term.

What factors contributed to the Fund's performance?	During the fourth quarter of 2005, stock selection in the consumer discretionary sector was particularly weak. Results for the Fund's other energy and utilities holdings also disappointed. Energy and utility names underperformed during the quarter, as fuel prices declined and interest rates inched upward. On the upside, financial services, autos/transportation and materials/processing names added value during the period. The Fund's overall sector positioning versus the Russell 2000 Value Index was also favorable – particularly the Fund's underweight positions in the consumer staples, other energy and utilities sectors.
Turning to 2006, the Fund's stock selection added value during the first quarter. The Fund had highly favorable results among materials/processing and producer durables names, which benefited strongly from the pick-up in economic activity. A decline in natural gas prices and stabilization in oil prices during the quarter enabled corporate users of those commodities to expand their profit margins. Selection in the consumer discretionary, health care and autos/transportation sectors also added value throughout the period.
Conversely, the primary areas of weakness for the Fund during the first three months of 2006 were the utilities and consumer staples sectors, areas where the Fund holds only small positions. Additionally, while posting strong double-digit returns, the Fund's technology positions failed to rise as briskly as corresponding benchmark positions. A relative underweight position in the strong-performing materials/processing sector also detracted modestly from the Fund's overall results.

What is your outlook?	The big questions for equity investors now are when the Fed will halt its long-standing tightening policy and whether this will pave the way for stocks to rise faster through 2006. Market participants will likely be carefully monitoring future economic reports for signs of economic weakness or renewed inflation, factors that will be keys to any Fed action. Uncertainty concerning the Fed's plans, coupled with continued high energy costs and the slowing housing market, could increase equity market volatility moving forward.

MassMutual Premier Small Capitalization Value Fund – Portfolio Manager Report (Continued)

MassMutual Premier Small
Capitalization Value Fund

Industry Table

(% of Net Assets) on 4/30/06

Banking, Savings & Loans	14.1%
Financial Services	9.2%
Commercial Services	6.8%
Insurance	6.7%
Industrial — Diversified	5.3%
Electrical Equipment & Electronics	4.8%
Energy	4.4%
Transportation	3.9%
Communications	3.4%
Retail	3.2%
Apparel, Textiles & Shoes	2.8%
Computer Programming Services	2.8%
Computer Integrated Systems Design	2.7%
Heavy Machinery	2.5%
Foods	2.5%
Chemicals	2.3%
Pharmaceuticals	2.1%
Home Construction, Furnishings & Appliances	2.0%
Building Materials & Construction	1.6%
Automotive & Parts	1.6%
Entertainment & Leisure	1.3%
Real Estate	1.3%
Broadcasting, Publishing & Printing	1.2%
Metals & Mining	1.2%
Medical Supplies	1.1%
Prepackaged Software	1.1%
Computers & Information	1.1%
Short-Term Investments and Other Assets and Liabilities	7.0%
100.0%

MassMutual Premier Small

Capitalization Value Fund

Largest Stock Holdings (4/30/06)

Carlisle Companies, Inc.
Harsco Corp.
The Manitowoc Co., Inc.
SL Green Realty Corp.
Wabtec Corp.
Central Garden & Pet Co.
Movado Group, Inc.
Energen Corp.
EMC Insurance Group, Inc.
Marten Transport Ltd.

MassMutual Premier Small Capitalization Value Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Small Capitalization Value Fund Class S, Russell 2000 Index and the Russell 2000 Value Index.

MassMutual Premier Small Capitalization Value Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Five Year Average Annual 5/1/01 - 4/30/06	Since Inception Average Annual 12/19/00 - 4/30/06
Class S	16.31%	28.00%	12.80%	12.96%
Russell 2000 Index	18.91%	33.47%	10.90%	11.21%
Russell 2000 Value Index	17.52%	30.85%	15.25%	16.65%

Hypothetical Investments in MassMutual Premier Small Capitalization Value Fund Class A, Class A (sales load deducted), Class Y, Russell 2000 Index and the Russell 2000 Value Index.

MassMutual Premier Small Capitalization Value Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Since Inception Average Annual 11/1/04 - 4/30/06
Class A	16.12%	27.47%	14.49%
Class A (Sales load deducted)*	9.44%	20.14%	10.05%
Class Y	16.32%	27.93%	14.94%
Russell 2000 Index	18.91%	33.47%	21.25%
Russell 2000 Value Index	17.52%	30.85%	20.99%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 2000 Index and the Russell 2000 Value Index are unmanaged and do not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Small Capitalization Value Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Small Capitalization Value Fund Class L, Class N, Class N (CDSC fees deducted), Russell 2000 Index and the Russell 2000 Value Index.

MassMutual Premier Small Capitalization Value Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Since Inception Average Annual 11/1/04 - 4/30/06
Class L	16.21%	27.82%	14.76%
Class N	15.88%	27.05%	14.13%
Class N (CDSC fees deducted)*	14.88%	26.05%	13.50%
Russell 2000 Index	18.91%	33.47%	21.25%
Russell 2000 Value Index	17.52%	30.85%	20.99%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 2000 Index and the Russell 2000 Value Index are unmanaged and do not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Small Company Opportunities Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Small Company Opportunities Fund?	This Fund seeks to achieve long-term capital appreciation through investment primarily in common stocks of smaller, faster-growing companies whose securities at the time of purchase are considered by the Fund's sub-adviser to be realistically valued.

How did the Fund perform during the six months ended April 30, 2006?	The Fund's Class S shares returned 13.73%, lagging the 18.91% return of the Russell 2000® Index, a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies.

What was the investment background during the period?	After a precipitous decline in October, U.S. equity markets rallied to post slight gains for the fourth quarter of 2005. The year ended with nearly all economic indicators moving in a positive direction. A continuation of solid Gross Domestic Product ("GDP") growth, coupled with a resumption in employment growth in the aftermath of Hurricanes Katrina and Rita and an upsurge in consumer confidence, provided the underpinnings for a subdued year-end market rally. Additionally, while the Federal Reserve (Fed) raised the federal funds rate another 0.25% to 4.25% in December, the explanatory language included in the much anticipated minutes of the Federal Open Market Committee meeting hinted at perhaps an approaching end to interest rate hikes. This provided further support to stocks moving into 2006.
U.S. equity markets surged upward in the first quarter, with small-cap stocks leading the way – as the pick-up in economic activity after the fourth quarter's hurricane-induced slowdown boosted economically sensitive stocks. Dominating equity and bond market concerns over the first quarter was the lingering question of the future direction of interest rates. Coming out of 2005, many, if not most market participants, anticipated clearer signs of a softening U.S. economy, which could bring an end to the Federal Reserve's (Fed's) tightening regime. A wave of firm economic indicators during the quarter, however, highlighted by employment numbers, caused speculation that the Fed would continue raising short-term interest rates in the near term.

What factors contributed to the Fund's performance – and how did you respond?	Stock selection in the consumer discretionary, health care and technology sectors detracted from the Fund's performance in the fourth quarter of 2005. Some of the Fund's consumer holdings began to feel the effects of higher energy prices on consumer wallets during the beginning of the quarter. Areas of favorable performance for the Fund during the period were materials/processing and transportation-related names. Positions in these areas were also helped by moderating fuel costs. Holdings in the financial services and producer durables sectors also added value during the last three months of 2005.
Although the Fund realized positive gains from all economic sector categories during the first quarter of 2006, stock selection hampered the Fund's performance. Specifically, results from the Fund's holdings in the consumer discretionary, technology, financial services and materials/processing sectors detracted from the Fund's returns. A relative underweight position in technology and a relative overweight position in autos/transportation also hurt the Fund during the quarter. Conversely, contributing to the Fund's progress during the period were stock selection in the health care sector, highly favorable results for the Fund's energy services names, and select holdings in the electrical components and equipment space. A relative overweight in the strong-performing producer durables sector also added value.

What is your outlook?	The big questions for equity investors now are when the Fed will halt its long-standing tightening policy and whether this will pave the way for stocks to rise faster through 2006. Market participants will likely be carefully monitoring future economic reports for signs of economic weakness or renewed inflation, factors that will be keys to any Fed action. Uncertainty concerning the Fed's plans, coupled with continued high energy costs and the slowing housing market, could increase equity market volatility moving forward.

MassMutual Premier Small Company Opportunities Fund – Portfolio Manager Report (Continued)

MassMutual Premier Small Company Opportunities Fund

Industry Table

(% of Net Assets) on 4/30/06

Financial Services	9.7%
Commercial Services	9.2%
Banking, Savings & Loans	9.1%
Energy	8.7%
Electrical Equipment & Electronics	8.6%
Machinery & Components	8.4%
Transportation	7.2%
Chemicals	6.5%
Medical Supplies	5.4%
Apparel, Textiles & Shoes	4.0%
Broadcasting, Publishing & Printing	3.1%
Insurance	2.9%
Building Materials & Construction	2.0%
Heavy Machinery	2.0%
Aerospace & Defense	1.8%
Home Construction, Furnishings & Appliances	1.4%
Industrial — Diversified	1.4%
Restaurants	1.3%
Household Products	1.2%
Computers & Information	1.2%
Metals & Mining	1.1%
Prepackaged Software	1.0%
Pharmaceuticals	0.6%
Electric Utilities	0.5%
Short-Term Investments and Other Assets and Liabilities	1.7%
100.0%

MassMutual Premier Small Company

Opportunities Fund

Largest Stock Holdings (4/30/06)

Eaton Vance Corp.
Jefferies Group, Inc.
Coherent, Inc.
W-H Energy Services, Inc.
Kaydon Corp.
Robinson (C.H.) Worldwide, Inc.
G&K Services, Inc. Cl. A
Pacific Capital Bancorp
Entegris, Inc.
Landstar System, Inc.

MassMutual Premier Small Company Opportunities Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Small Company Opportunities Fund Class A, Class A (sales load deducted) and the Russell 2000 Index.

MassMutual Premier Small Company Opportunities Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Five Year Average Annual 5/1/01 - 4/30/06	Since Inception Average Annual 7/20/98 - 4/30/06
Class A	13.49%	21.73%	10.01%	12.42%
Class A (Sales load deducted)*	6.97%	14.73%	8.72%	11.56%
Russell 2000 Index	18.91%	33.47%	10.90%	8.05%

Hypothetical Investments in MassMutual Premier Small Company Opportunities Fund Class S, Class Y, Class L, Class N, Class N (CDSC fees deducted) and the Russell 2000 Index.

MassMutual Premier Small Company Opportunities Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Since Inception Average Annual 11/1/04 - 4/30/06
Class S	13.73%	22.25%	14.20%
Class Y	13.69%	22.14%	14.08%
Class L	13.64%	21.94%	13.96%
Class N	13.28%	21.22%	13.27%
Class N (CDSC fees deducted)*	12.28%	20.22%	12.64%
Russell 2000 Index	18.91%	33.47%	21.25%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 2000 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Global Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Global Fund?	This Fund seeks long-term capital appreciation.

How did the Fund perform during the six months ended April 30, 2006?	The Fund's Class S shares returned 16.93%, outperforming the 16.01% return of the Morgan Stanley Capital InternationalSM (MSCI®) World Index, an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S.

What was the investment background during the period?	2005 was a strong year in the international equities category. While most United States indexes showed only slightly positive results (such as the S&P 500® Index, a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies, that only advanced 2.09% for the full year), regions outside the U.S. posted double-digit growth, particularly in the Nordic countries and the Far East. The MSCI World Index, encompassing 23 developed markets, gained 7.56% in dollar terms. Year over year, Gross Domestic Product ("GDP") growth as of the fourth quarter was 1.6% in the Eurozone, with a higher-than-anticipated figure of 1.4% in Germany. Japan's unresponsive economy also demonstrated some signs of life in 2005, as the Nikkei Index rose 40%.
The first quarter of 2006 saw positive results for international equities. The MSCI World Index gained 6.15% in dollar terms; the MSCI EAFE Index advanced 9.40%. During the same timeframe, the S&P 500 Index returned only 4.21%.

What factors contributed to the Fund's performance – and how did you respond?	We attribute the Fund's strength in the fourth quarter of 2005 to our individual stock selection strategy. Contributors included Advanced Micro Devices (AMD), whose new dual core processor chip achieved significant traction in the server market ahead of Intel's competitive offering. Resona Holdings Inc., Japan's fourth-largest bank (as measured by assets) was another solid performer and raised its profit forecast after reducing nonperforming loans and increasing fees from sales of investment trusts. Conversely, Vodafone detracted from performance. One of our largest holdings, Vodafone has yet to deliver performance in line with our expectations, although we remain optimistic on its long-term prospects. Other notable stocks within our mobile communications holdings include Ericsson, SK Telecomm and Qualcomm. Tandberg detracted from performance, as a lengthening of the sales cycle in video conferencing technology led to earnings disappointments. We believe the technology has merit, and will see increased adoption in the coming year. Some new additions to the portfolio during the quarter included Biomet, BMW, ImClone and Burberry Group. We reduced our positions in Eni, Circuit City, Eyetech Pharma, Gilead, Sirius Satellite, Hoya, Genzyme and Essilor.
As 2006 began, the investment world seemed to be focusing on predicting the global economic cycle. While our investment thesis makes no pretense of predicting turns with unfailing precision, we do note that the business cycle seems to have become significantly more advanced. Evidence abounds that the housing cycle has likely peaked, capital spending is accelerating in cyclical industries – including basic materials and energy – and interest rates have moved meaningfully as central banks worldwide are unwinding highly accommodative postures.
Based on our views, during the first quarter, we initiated positions in Wal-Mart, ADP and Cendant. We also launched smaller positions in 3M, Kyocera and Johnson & Johnson. We capitalized on temporary setbacks in Boston Scientific, Biomet, Sirius Satellite and eBay to bolster our existing positions in those issues. Furthermore, we did some housekeeping – reducing positions in stocks which had notably strong gains, including Corning and Husky Energy. We exited positions in Tele Norte Leste, TVB, Sun Microsystems and Cadence. Our strongest gains during the quarter came from Corning, Ericsson and Zee Telefilms.

What is your outlook?	Our investment decision-making doesn't focus on predicting stock market levels or even short-term economic trends; rather, it tries to look through them for secular longer-term growth opportunities that are available at reasonable prices. In line with our strategy, we will look to buy stocks on an investment horizon of three to five years, where we have the potential to reap significant rewards. We hope to continue to see, and take advantage of, such opportunities.

MassMutual Premier Global Fund – Portfolio Manager Report (Continued)

MassMutual Premier Global Fund

Country Weightings

(% of Net Assets) on 4/30/06

United States	37.1%
United Kingdom	12.4%
Japan	11.1%
France	5.7%
Germany	4.6%
Sweden	4.5%
Switzerland	3.2%
India	3.0%
South Korea	2.5%
Mexico	1.9%
Canada	1.5%
Brazil	1.5%
Netherlands	1.1%
Taiwan	1.1%
Bermuda	1.1%
Holland * Jas	1.0%
Panama	0.9%
Hong Kong	0.8%
Spain	0.7%
Finland	0.6%
Singapore	0.4%
Norway	0.3%
Australia	0.3%
Italy	0.3%
Denmark	0.3%
Ireland	0.2%
Short-Term Investments and Other Assets and Liabilities	1.9%
100.0%

MassMutual Premier Global Fund

Largest Stock Holdings

Largest Stock Holdings (4/30/06)

Telefonaktiebolaget LM Ericsson Cl. B

Vodafone Group PLC

Advanced Micro Devices, Inc.

Reckitt Benckiser PLC

Sanofi-Aventis

Hennes & Mauritz AB Cl. B

Royal Bank of Scotland Group PLC

eBay, Inc.

Sony Corp.

Credit Suisse Group

MassMutual Premier Global Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Global Fund Class S, Class A, Class A (sales load deducted), Class Y and the Morgan Stanley Capital International (MSCI) World Index.

MassMutual Premier Global Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Since Inception Average Annual 12/31/04 - 4/30/06
Class S	16.93%	30.99%	17.66%
Class A	16.50%	30.16%	17.01%
Class A (Sales load deducted)*	9.80%	22.67%	11.92%
Class Y	16.77%	30.82%	17.45%
MSCI World Index	16.01%	24.32%	14.82%

Hypothetical Investments in MassMutual Premier Global Fund Class L, Class N, Class N (CDSC fees deducted) and the Morgan Stanley Capital International (MSCI) World Index.

MassMutual Premier Global Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Since Inception Average Annual 12/31/04 - 4/30/06
Class L	16.69%	30.62%	17.32%
Class N	16.55%	30.10%	16.88%
Class N (CDSC fees deducted)*	15.55%	29.10%	16.16%
MSCI World Index	16.01%	24.32%	14.82%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the MSCI World Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier International Equity Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier International Equity Fund?	This Fund seeks to achieve a high total rate of return over the long term by investing in a diversified portfolio of foreign and domestic equity securities.

How did the Fund perform during the six months ended April 30, 2006?	The Fund's Class S shares returned 22.83%, nearly in line with the 22.89% return of the Morgan Stanley Capital InternationalSM Europe, Australasia, Far East (MSCI® EAFE®) Index, a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East.

What was the investment background during the period?	2005 was a strong year in the international equities category. While most United States indexes showed only slightly positive results (such as the S&P 500® Index, a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies that only advanced 2.09% for the full year), regions outside the U.S. posted double-digit growth, particularly in the Nordic countries and the Far East. The MSCI® World Index, encompassing 23 developed markets, gained 7.56% in dollar terms. Year over year, Gross Domestic Product ("GDP") growth as of the fourth quarter was 1.6% in the Eurozone, with a higher-than-anticipated figure of 1.4% in Germany. Japan's unresponsive economy also demonstrated some signs of life in 2005, as the Nikkei Index rose 40%.
The first quarter of 2006 saw positive results for international equities. The MSCI World Index gained 6.15% in dollar terms; MSCI EAFE advanced 9.40%. During the same timeframe, the S&P 500 Index returned only 4.21%.

What factors contributed to the Fund's performance?	During the fourth quarter of 2005, the Fund's performance was driven largely by its holdings in major and regional banks, electronic components, and metals/minerals. Financial institutions and producers of commodities both fall under our mass affluence theme – which proposes that, as the world becomes wealthier over the long term, the demand both for financial services and materials will increase. The largest drag on performance was in biotechnology; more specifically, the Fund's holdings in Novogen and Marshall Edwards. Geographically, Japan was the Fund's most successful country, contributing 3.52% to the Fund's performance in 2005. Norway proved the largest detractor.
Turning to 2006, the three largest contributors to returns in the first quarter were NicOx (which added 0.95% to the Fund's return), ABB (+0.62%) and Aalberts Industries (+0.59%). NicOx is a drug development company that uses the properties of nitric oxide to create drugs for a wide variety of conditions. In March, Pfizer agreed to pay up to $323 million for the rights to the company's technology related to eye diseases. Consequently, NicOx shares rose 231% during the quarter. ABB has a long-term growth story based on both emerging and developed world demand for improved infrastructure. Largely as a result of its final settlement of legacy asbestos claims, the company's stock rose 30% over the quarter. Finally, Aalberts Industries, a producer of flow control systems, made an earnings-accretive acquisition of a French counterpart called Comap SA in January that continued to propel the stock forward over the course of the quarter, generating a 39% return.
The largest detractors in the first quarter were Novogen (which made the Fund lose 0.29%) and its subsidiary Marshall Edwards (-0.13%), and GS Home Shopping (-0.27%). Novogen fell in March due to a postponed IPO of one of its subsidiaries, Glycotex. Novogen, through several majority-owned subsidiaries, including Marshall Edwards, develops and markets oncological and cardiovascular drugs based on a proprietary set of molecules. Novogen is highly volatile, but we remain optimistic about the long-term prospects of the company and its subsidiaries based upon early indications of the efficacy of its pharmaceutical pipeline, and the size of the potential market for its products. GS Home Shopping, a Korean cable channel operator and Internet retailer, fell 26% over the quarter on news of a deceleration of the retail environment in Korea.

What is your outlook?	We believe that our themed approach to investments, combined with a strategy of buying growth cheaply, will help us to produce above-average results over the long term. We are inclined to view short-term earnings misses and negative news flow as opportunities to prudently develop positions in stocks that we find attractive in the long run.

MassMutual Premier International Equity Fund – Portfolio Manager Report (Continued)

MassMutual Premier International Equity Fund

Country Weightings

(% of Net Assets) on 4/30/06

Japan	18.4%
United Kingdom	16.3%
France	11.3%
Switzerland	7.8%
Germany	7.1%
Netherlands	4.4%
Sweden	3.3%
Italy	3.2%
Australia	3.2%
India	3.1%
Denmark	2.8%
Brazil	2.6%
Ireland	1.9%
United States	1.7%
South Korea	1.7%
Spain	1.6%
Lebanon	1.5%
Norway	1.4%
South Africa	1.4%
Finland	1.4%
Mexico	0.8%
Panama	0.7%
Taiwan	0.6%
Canada	0.4%
Israel	0.2%
Short-Term Investments and Other Assets and Liabilities	1.2%
100.0%

MassMutual Premier International

Equity Fund

Largest Stock Holdings (4/30/06)

ABB Ltd.

Continental AG

Mitsubishi Tokyo Financial
  Group, Inc., JPY

Aalberts Industries NV

Anglo Irish Bank Corp. PLC

William Demant Holding

Telefonaktiebolaget LM Ericsson Cl. B

Technip SA

Collins Stewart Holdings PLC

Capita Group PLC

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier International Equity Fund Class S and the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index.

MassMutual Premier International Equity Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Five Year Average Annual 5/1/01 - 4/30/06	Ten Year Average Annual 5/1/96 - 4/30/06
Class S	22.83%	35.81%	5.48%	8.74%
MSCI EAFE Index	22.89%	33.49%	9.18%	6.68%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the MSCI EAFE Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier International Equity Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier International Equity Fund Class A, Class A (sales load deducted), Class Y and the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index.

MassMutual Premier International Equity Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Five Year Average Annual 5/1/01 - 4/30/06	Since Inception Average Annual 1/1/98 - 4/30/06
Class A	22.54%	35.24%	5.03%	7.10%
Class A (Sales load deducted)*	15.49%	27.46%	3.79%	6.34%
Class Y	22.74%	35.87%	5.47%	7.55%
MSCI EAFE Index	22.89%	33.49%	9.18%	7.82%

Hypothetical Investments in MassMutual Premier International Equity Fund Class L and the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index.

MassMutual Premier International Equity Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Five Year Average Annual 5/1/01 - 4/30/06	Since Inception Average Annual 5/3/99 - 4/30/06
Class L	22.64%	35.50%	5.28%	7.26%
MSCI EAFE Index	22.89%	33.49%	9.18%	5.75%

Hypothetical Investments in MassMutual Premier International Equity Fund Class N, Class N (CDSC fees deducted) and the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index.

MassMutual Premier International Equity Fund

Total Return	Year-to-Date 11/1/05 - 4/30/06	One Year 5/1/05 - 4/30/06	Since Inception Average Annual 12/31/02 - 4/30/06
Class N	22.32%	34.87%	27.68%
Class N (CDSC fees deducted)*	21.32%	33.87%	27.68%
MSCI EAFE Index	22.89%	33.49%	26.44%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the MSCI EAFE Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Focused International Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Focused International Fund?	This Fund seeks long-term capital appreciation.

How did the Fund perform during the five months ended April 30, 2006?	Since the Fund's inception on December 1, 2005, its Class S shares returned 21.20%, outperforming the 19.95% return of the Morgan Stanley Capital InternationalSM Europe, Australasia, Far East (MSCI® EAFE®) Index, a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East.

What was the investment background during the period?	After a buoyant January, markets finally started to come under pressure from tightening monetary policy across the world. At the end of the April, we were still at the very early stages of this process and monetary policy was still relatively easy. Nevertheless, the impact of this change in direction has caused tremors in some of the more vulnerable asset classes. Notable casualties for the first quarter were the Gulf stock markets, Turkish equities and the leading commodity currencies.
Meanwhile, the major Western equity markets were largely unaffected by these developments. During the first quarter, Wall Street struggled to new highs, Europe surged on the back of revived confidence and even Japan shrugged off the Livedoor securities fraud scandal. Meanwhile, the larger emerging markets – Russia, Brazil and Korea – were subject to some turbulence, but seem to have passed through the round of profit-taking without too much damage. Concurrently, the UK market has been a quiet, but impressive outperformer, having notched up one of the most sustained rallies since the 1950s.

What factors contributed to the Fund's performance – and how did you respond?	From a country perspective, the strongest performers were the Scandinavian markets, with Norway leading the markets in the EAFE universe. Other peripheral European Union markets also showed strong first quarter performance – namely, Portugal, Greece and Ireland. Japan had a quieter quarter after its stellar run during the second half of 2005. Results also proved to be subdued for Australia and disappointing for New Zealand, the only market to decline in the period. New Zealand's poor performance was driven by concerns over the health of its economy and its large current account deficit.
During the first quarter, the Fund benefited from positive stock selection within Continental Europe, as several stocks that we bought in 2005 delivered strong results. However, in both Europe and the UK, we were torn between the rising macroeconomic hindrances to the strategy and the company-specific restructuring benefits to the strategy. As a result, our primary focus in these markets was on stock selection. Examples of "European restructuring" purchases during the first quarter included Parmalat, the Italian consumer staples company, and Prosiebensat, the German media company. Detracting from Fund performance during the first quarter were a few specific stocks – namely, A.P. Moller Maersk and Jardine Lloyd Thompson. After an analysis of the company-specific issues that led to the poor results, we sold A.P. Moller Maersk, but maintained our position in Jardine Lloyd Thompson. Finally, with respect to Japan, as a result of the run-up in the Japanese market over the last half of 2005, we took profits in Toyota, Japan Aviation, Yusen Air and Sea – all of which had reached our price targets.

What is your outlook?	We believe the outlook for corporate profit growth is still positive in Europe, Japan and Asia, but we are watching carefully for signs of margin pressure. Wage inflation is still under control and, with job growth still slow, this should remain the case for the rest of the year. Most equity markets will have to weather higher bond yields, but we feel that the prospects for earnings growth on the back of economic expansion are still quite good. In addition, our valuation models still show equities to be attractive relative to bonds.
We expect our major investment themes for 2006 to be unchanged. We will remain focused on companies capable of secular growth as the cyclical rebound matures. The greatest risk to our strategy is likely to come from higher-than-expected interest rates around the world.

MassMutual Premier Focused International Fund – Portfolio Manager Report (Continued)

MassMutual Premier Focused
International Fund

Country Weightings

(% of Net Assets) on 4/30/06

Japan	23.7%
United Kingdom	13.9%
Germany	8.1%
Australia	7.7%
France	6.1%
Italy	6.0%
Greece	5.6%
Singapore	4.2%
Ireland	4.1%
China	3.8%
Luxembourg	2.2%
West Germany * Not Used Jas	2.2%
Norway	2.1%
Sweden	2.1%
Holland * Jas	2.0%
Denmark	2.0%
Switzerland	2.0%
Austria	2.0%
Short-Term Investments and Other Assets and Liabilities	0.2%
100.0%

MassMutual Premier Focused
International Fund

Largest Stock Holdings (4/30/06)

Acergy SA

Keppel Corp. Ltd.

Rational AG

Statoil ASA

ProSieben Sat.1 Media AG

Boliden AB

Commerzbank AG

C&C Group PLC

SembCorp Industries, Ltd.

Standard Chartered PLC

MassMutual Premier Focused International Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Focused International Fund Class S, Class A, Class A (sales load deducted), Class Y and the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index.

MassMutual Premier Focused International Fund

Total Return	Since Inception 12/1/05 - 4/30/06
Class S	21.20%
Class A	21.00%
Class A (Sales load deducted)*	14.04%
Class Y	21.20%
MSCI EAFE Index	19.95%

Hypothetical Investments in MassMutual Premier Focused International Fund Class L, Class N, Class N (CDSC fees deducted) and the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index.

MassMutual Premier Focused International Fund

Total Return	Since Inception 12/1/05 - 4/30/06
Class L	21.10%
Class N	20.80%
Class N (CDSC fees deducted)*	19.80%
MSCI EAFE Index	19.95%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the MSCI EAFE Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Money Market Fund – Portfolio of Investments

April 30, 2006 (Unaudited)

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 101.7%
Commercial Paper — 92.4%
Abbott Laboratories(a) 4.750% 05/09/2006	$3,869,000	$3,864,916
American General Finance Corp. 4.760% 05/16/2006	11,250,000	11,227,688
American Honda Finance Corp. 4.590% 05/11/2006	7,925,000	7,914,896
American Honda Finance Corp. 4.620% 05/10/2006	2,100,000	2,097,575
Amsterdam Funding Corp.(a) 4.870% 06/28/2006	11,432,000	11,342,303
Atlantic Industries(a) 4.780% 06/01/2006	4,275,000	4,257,404
Atlantic Industries(a) 4.780% 06/30/2006	7,265,000	7,207,122
Bank of America Corp. 4.790% 05/17/2006	10,980,000	10,956,625
Becton Dickinson & Co. 4.870% 06/02/2006	7,125,000	7,094,157
Beethoven Funding Corp.(a) 4.870% 06/09/2006	11,450,000	11,389,592
Bryant Park Funding LLC(a) 4.990% 07/21/2006	3,365,000	3,327,219
Caterpillar Financial Services Corp. 4.650% 06/19/2006	6,200,000	6,160,759
Caterpillar Financial Services Corp. 4.800% 05/26/2006	5,625,000	5,606,250
CIT Group, Inc. 4.650% 06/26/2006	11,550,000	11,466,455
Colgate-Palmolive Co.(a) 4.740% 05/12/2006	11,600,000	11,583,199
DaimlerChrysler AG 4.810% 05/30/2006	8,675,000	8,641,387
DaimlerChrysler AG 4.840% 06/02/2006	3,000,000	2,987,093
Eaton Corp.(a) 4.730% 05/01/2006	5,200,000	5,200,000
Falcon Asset Security Corp.(a) 4.840% 06/06/2006	10,235,000	10,185,463

	Principal Amount	Market Value
Falcon Asset Security Corp.(a) 4.900% 05/24/2006	$490,000	$488,466
FCAR Owner Trust 4.830% 07/14/2006	5,228,000	5,176,095
FCAR Owner Trust 4.920% 07/14/2006	6,225,000	6,162,045
Gannett Co., Inc.(a) 4.740% 05/11/2006	1,379,000	1,377,184
General Electric Capital Corp. 4.570% 05/09/2006	6,697,000	6,690,199
General Electric Capital Corp. 4.710% 05/09/2006	2,150,000	2,147,750
General Electric Capital Corp. 4.790% 10/23/2006	2,385,000	2,329,466
General Electric Capital Corp. 4.940% 06/12/2006	335,000	333,069
Goldman Sachs Group 4.750% 10/25/2006	6,918,000	6,756,436
Goldman Sachs Group 4.770% 10/31/2006	4,325,000	4,220,129
Govco, Inc.(a) 4.760% 06/07/2006	5,625,000	5,597,481
Govco, Inc.(a) 4.770% 06/08/2006	2,636,000	2,622,728
Govco, Inc.(a) 4.800% 06/14/2006	2,985,000	2,967,488
Harley-Davidson, Inc.(a) 4.740% 05/04/2006	1,976,000	1,975,219
The Hershey Co. 4.830% 06/12/2006	11,900,000	11,832,943
HSBC Finance Corp. 4.570% 05/15/2006	8,498,000	8,482,897
ING (US) Funding LLC 4.760% 05/12/2006	4,336,000	4,329,694
ING (US) Funding LLC 4.880% 06/19/2006	2,461,000	2,444,653
ING (US) Funding LLC 4.890% 06/15/2006	4,950,000	4,919,743
Kimberly-Clark Worldwide(a) 4.760% 06/05/2006	11,225,000	11,173,053
L'Oreal USA, Inc.(a) 4.840% 05/19/2006	11,900,000	11,871,202
McCormick & Co., Inc.(a) 4.480% 05/23/2006	11,375,000	11,343,858

	Principal Amount	Market Value
McGraw-Hill Companies, Inc. 4.710% 05/08/2006	$11,200,000	$11,189,743
National Rural Utilities Cooperative Finance Corp. 4.810% 05/18/2006	10,252,000	10,228,714
Nestle Capital Corp.(a) 4.840% 05/26/2006	11,925,000	11,884,919
New Center Asset Trust 4.790% 05/31/2006	9,028,000	8,991,963
New Center Asset Trust 4.940% 06/05/2006	2,900,000	2,886,072
Paccar Financial Corp. 4.630% 05/18/2006	6,750,000	6,735,242
Paccar Financial Corp. 4.850% 06/15/2006	4,750,000	4,721,203
Parker-Hannifin Corp.(a) 4.780% 05/09/2006	7,842,000	7,833,670
Procter & Gamble Co.(a) 4.710% 05/05/2006	11,350,000	11,344,060
Sheffield Receivables(a) 4.860% 05/22/2006	11,825,000	11,791,476
South Carolina Electric & Gas Co. 4.820% 05/02/2006	11,225,000	11,223,497
The Southern Co.(a) 4.690% 05/10/2006	11,000,000	10,987,103
The Stanley Works(a) 4.780% 05/19/2006	11,850,000	11,821,679
UnitedHealthcare Group, Inc.(a) 4.920% 06/27/2006	11,875,000	11,782,494
Variable Funding Capital Co. LLC(a) 4.750% 05/03/2006	7,350,000	7,348,060
Variable Funding Capital Co. LLC(a) 4.760% 05/01/2006	4,235,000	4,235,000
Wal-Mart Stores, Inc.(a) 4.750% 06/13/2006	11,250,000	11,186,172
Wells Fargo & Co 4.710% 05/04/2006	11,500,000	11,495,486
WM Wrigley Jr. Co.(a) 4.810% 07/28/2006	11,250,000	11,117,725
		436,556,179
Discount Notes — 3.9%
Federal Farm Credit Bank 4.540% 05/03/2006	2,059,000	2,058,481

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Federal Farm Credit Bank 4.650% 05/03/2006	$7,265,000	$7,263,123
Federal Home Loan Bank 4.640% 05/24/2006	9,280,000	9,252,490
		18,574,094
U.S. Treasury Bills — 5.4%(b)
U.S. Treasury Bill 4.160% 06/08/2006	6,860,000	6,829,877
U.S. Treasury Bill 4.676% 08/31/2006	9,775,000	9,620,101
U.S. Treasury Bill 4.725% 09/14/2006	9,170,000	9,006,315
		25,456,293
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		480,586,566
TOTAL INVESTMENTS — 101.7%(b)		480,586,566
Other Assets/ (Liabilities) — (1.7%)		(7,898,210)
NET ASSETS — 100.0%		$472,688,356

Notes to Portfolio of Investments

(a)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities amounted to a value of $229,106,255 or 48.5% of net assets.

(b)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments

April 30, 2006 (Unaudited)

	Principal Amount	Market Value
BONDS & NOTES — 50.5%
ASSET BACKED SECURITIES — 1.8%
Financial Services — 1.8%
Chase Mortgage Finance Co., Series 2003-S11, Class 1A-1 5.000% 10/25/2033	$2,506,766	$2,353,814
Massachusetts RRB Special Purpose Trust Series 1999-1, Class A4 6.910% 09/15/2009	1,497,810	1,517,711
Mirant Mid-Atlantic LLC, Series A 8.625% 06/30/2012	904,568	969,019
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 6.700% 10/25/2028	29,554	29,512
Oak Hill Credit Partners, Series 1A, Class A2 4.940% 09/12/2013	2,400,000	2,407,500
Travelers Funding Ltd., Series 1A, Class A1(a) 6.300% 02/18/2014	2,178,875	2,190,640
TOTAL ASSET BACKED SECURITIES (Cost $9,592,504)		9,468,196
CORPORATE DEBT — 28.2%
Apparel, Textiles & Shoes — 0.5%
Jones Apparel Group, Inc. 7.875% 06/15/2006	1,000,000	1,001,803
Kellwood Co. 7.625% 10/15/2017	125,000	115,125
Kellwood Co. 7.875% 07/15/2009	300,000	300,296
Mohawk Industries, Inc., Series C 6.500% 04/15/2007	1,000,000	1,008,991
		2,426,215
Automotive & Parts — 0.9%
DaimlerChrysler North America Holding Corp. 4.050% 06/04/2008	1,700,000	1,650,090

	Principal Amount	Market Value
DaimlerChrysler North America Holding Corp. 4.125% 03/07/2007	$2,375,000	$2,350,079
General Motors Corp.(b) 7.125% 07/15/2013	1,100,000	827,750
		4,827,919
Banking, Savings & Loans — 1.3%
Ametek, Inc. 7.200% 07/15/2008	1,715,000	1,760,312
Bank of America Corp. 3.250% 08/15/2008	500,000	478,242
CIT Group, Inc. 3.650% 11/23/2007	1,600,000	1,560,472
JP Morgan Chase & Co. 3.125% 12/11/2006	1,250,000	1,234,260
SLM Corp.(b) 5.000% 10/01/2013	1,100,000	1,042,834
Wells Fargo & Co. 4.125% 03/10/2008	760,000	744,255
		6,820,375
Beverages — 0.4%
Anheuser-Busch Cos., Inc. 5.050% 10/15/2016	435,000	409,035
Constellation Brands, Inc. 8.000% 02/15/2008	300,000	307,500
Diageo Finance BV 3.000% 12/15/2006	1,000,000	986,262
Miller Brewing Co.(a) 4.250% 08/15/2008	475,000	462,843
		2,165,640
Broadcasting, Publishing & Printing — 2.5%
American Greetings Corp. 6.100% 08/01/2028	1,900,000	1,921,375
Belo Corp. 8.000% 11/01/2008	600,000	625,470
Clear Channel Communications, Inc. 4.250% 05/15/2009	885,000	847,112
Comcast Corp. 5.500% 03/15/2011	625,000	618,609
Cox Communications, Inc. 4.625% 01/15/2010	2,865,000	2,753,423
Cox Enterprises, Inc.(a) 4.375% 05/01/2008	1,390,000	1,350,406
Dow Jones & Co., Inc. 3.875% 02/15/2008	1,300,000	1,267,456

	Principal Amount	Market Value
Knight-Ridder, Inc. 7.125% 06/01/2011	$250,000	$260,015
Pearson, Inc.(a) 7.375% 09/15/2006	250,000	251,567
Rogers Cable, Inc. 5.500% 03/15/2014	535,000	492,869
Shaw Communications, Inc. 8.250% 04/11/2010	1,110,000	1,172,437
Time Warner, Inc. 6.150% 05/01/2007	680,000	684,806
USA Interactive 7.000% 01/15/2013	1,100,000	1,117,337
		13,362,882
Building Materials & Construction — 0.2%
Chemed Corp. 8.750% 02/24/2011	765,000	810,900
Chemicals — 0.5%
Chevron Phillips Chemical Co. LLC 5.375% 06/15/2007	1,050,000	1,049,366
Cytec Industries, Inc. 5.500% 10/01/2010	600,000	586,448
Lubrizol Corp. 4.625% 10/01/2009	720,000	697,793
Lubrizol Corp. 5.875% 12/01/2008	450,000	452,175
		2,785,782
Commercial Services — 0.3%
Allied Waste North America, Inc. 8.875% 04/01/2008	265,000	278,250
Allied Waste North America, Inc., Series B(b) 5.750% 02/15/2011	365,000	348,575
Donnelley (R.R.) & Sons Co. 4.950% 05/15/2010	650,000	626,528
Equifax, Inc. 4.950% 11/01/2007	500,000	495,768
		1,749,121
Computer Programming Services — 0.1%
Electronic Data Systems Corp., Series B 6.500% 08/01/2013	475,000	476,001

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Computer Related Services — 0.1%
GTECH Holdings Corp. 4.500% 12/01/2009	$350,000	$338,124
Cosmetics & Personal Care — 0.7%
Procter & Gamble Co. 3.500% 12/15/2008	4,000,000	3,823,936
Data Processing & Preparation — 0.0%
Certegy, Inc. 4.750% 09/15/2008	300,000	276,382
Electric Utilities — 3.9%
Allegheny Energy Supply Co. LLC(a) 8.250% 04/15/2012	475,000	516,562
Appalachian Power Co., Series G 3.600% 05/15/2008	640,000	617,133
Carolina Power & Light Co. 5.125% 09/15/2013	780,000	747,885
Centerpoint Energy, Inc. Series B 5.875% 06/01/2008	1,135,000	1,140,321
Dominion Resources, Inc. 5.150% 07/15/2015	620,000	576,500
DPL, Inc. 8.250% 03/01/2007	529,000	539,448
Elwood Energy LLC 8.159% 07/05/2026	416,125	442,415
Entergy Gulf States, Inc. 5.250% 08/01/2015	1,925,000	1,756,439
FirstEnergy Corp., Series A 5.500% 11/15/2006	1,060,000	1,059,920
Homer City Funding LLC 8.734% 10/01/2026	265,518	302,691
Ipalco Enterprises, Inc. 8.375% 11/14/2008	1,395,000	1,450,800
Kansas Gas & Electric Co. 5.647% 03/29/2021	525,000	493,726
MidAmerican Energy Holdings Co. 3.500% 05/15/2008	1,270,000	1,221,506
MidAmerican Funding LLC 6.750% 03/01/2011	1,000,000	1,043,340
Monongahela Power Co. 6.700% 06/15/2014	500,000	523,200
Nevada Power Co., Series L 5.875% 01/15/2015	650,000	626,215

	Principal Amount	Market Value
Pacific Gas & Electric Co. 4.800% 03/01/2014	$950,000	$892,024
PSEG Energy Holdings, Inc. 8.625% 02/15/2008	450,000	466,875
Tampa Electric Co. 5.375% 08/15/2007	980,000	978,654
Tenaska Oklahoma(a) 6.528% 12/30/2014	460,429	442,836
TransAlta Corp. 5.750% 12/15/2013	1,250,000	1,219,189
Tri-State Generation & Transmission Association, Series 2003, Class A(a) 6.040% 01/31/2018	700,000	691,453
TXU Corp., Series P 5.550% 11/15/2014	920,000	854,930
Virginia Electric and Power Co. 5.375% 02/01/2007	1,085,000	1,084,081
Wisconsin Electric Power 3.500% 12/01/2007	960,000	933,156
		20,621,299
Electrical Equipment & Electronics — 0.1%
Thomas & Betts Corp., Series B MTN 6.390% 02/10/2009	325,000	331,115
Energy — 1.6%
Australian Gas Light Co. Ltd.(a) 6.400% 04/15/2008	930,000	942,160
Consolidated Natural Gas Co., Series C 6.250% 11/01/2011	1,190,000	1,215,333
Enbridge Energy Partners, LP 4.000% 01/15/2009	900,000	859,940
Enterprise Products Operating LP 7.500% 02/01/2011	210,000	223,256
Enterprise Products Operating LP, Series B 4.000% 10/15/2007	345,000	337,134
Gulf South Pipeline Co., LP(a) 5.050% 02/01/2015	275,000	257,220
Kinder Morgan Energy Partners LP 5.350% 08/15/2007	1,000,000	994,638

	Principal Amount	Market Value
Kiowa Power Partners LLC(a) 4.811% 12/30/2013 $`	452,611	$436,734
OAO Gazprom(a) 9.625% 03/01/2013	455,000	538,037
Plains All American Pipeline Co. 5.625% 12/15/2013	685,000	666,550
The Premcor Refining Group, Inc. 6.750% 05/01/2014	320,000	330,331
Valero Energy Corp. 3.500% 04/01/2009	500,000	472,319
XTO Energy, Inc. 4.900% 02/01/2014	1,000,000	937,798
		8,211,450
Entertainment & Leisure — 0.6%
Harrah's Operating Co., Inc. 5.500% 07/01/2010	485,000	479,295
Liberty Media Corp.(b) 3.500% 09/25/2006	2,045,000	2,024,844
Park Place Entertainment Corp. 8.500% 11/15/2006	600,000	609,338
		3,113,477
Financial Services — 5.8%
American General Finance Corp. 5.875% 07/14/2006	1,000,000	1,001,491
American Honda Finance Corp.(a) 3.850% 11/06/2008	900,000	868,211
Archstone-Smith Operating Trust REIT 5.000% 08/15/2007	1,350,000	1,340,766
Bombardier Capital, Inc.(a) 6.125% 06/29/2006	295,000	295,000
Bombardier Capital, Inc.(a) 6.750% 05/01/2012	330,000	315,975
Camden Property Trust 7.000% 11/15/2006	1,000,000	1,009,205
Caterpillar Financial Services Corp., Series F 3.625% 11/15/2007	1,500,000	1,462,582
Countrywide Home Loans, Inc. 3.250% 05/21/2008	1,310,000	1,255,672

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Emerald Investment Grade CBO Ltd.(a) 5.100% 05/24/2011	$1,408,825	$1,409,265
ERAC USA Finance Co.(a) 7.950% 12/15/2009	1,155,000	1,238,796
Ford Motor Credit Co. 5.800% 01/12/2009	1,675,000	1,516,126
Foster's Finance Corp.(a) 6.875% 06/15/2011	1,000,000	1,045,008
FPL Group Capital, Inc. 6.125% 05/15/2007	1,000,000	1,007,367
Franklin Resources, Inc. 3.700% 04/15/2008	1,025,000	992,285
Glencore Funding LLC(a) 6.000% 04/15/2014	665,000	627,096
The Goldman Sachs Group, Inc. 5.150% 01/15/2014	250,000	238,698
Household Finance Corp. 4.125% 12/15/2008	1,250,000	1,213,179
Household Finance Corp. 6.375% 10/15/2011	175,000	180,977
iStar Financial, Inc. REIT 7.000% 03/15/2008	660,000	675,163
iStar Financial, Inc. REIT, Series B 4.875% 01/15/2009	200,000	195,762
iStar Financial, Inc. REIT, Series B 5.700% 03/01/2014	385,000	372,145
Jefferies Group, Inc. 7.500% 08/15/2007	250,000	255,206
National Rural Utilities Cooperative Finance Corp. 7.250% 03/01/2012	1,540,000	1,650,567
Nisource Finance Corp. 3.200% 11/01/2006	750,000	741,897
Pacific Energy Partners, LP/Pacific Energy Finance Corp. 7.125% 06/15/2014	550,000	555,500
Senior Housing Properties Trust REIT 8.625% 01/15/2012	175,000	191,625
Simon Property Group LP 6.875% 11/15/2006	930,000	936,681
Sony Capital Corp.(a) 4.950% 11/01/2006	375,000	373,137
Textron Financial Corp., Series E 2.690% 10/03/2006	3,500,000	3,464,066

	Principal Amount	Market Value
United Dominion Realty Trust, Inc. REIT Series MTN 4.300% 07/01/2007	$1,750,000	$1,712,823
Verizon Global Funding Corp. Series A MTN 7.600% 03/15/2007	1,250,000	1,272,521
Weingarten Realty Investors REIT, Series A 7.500% 12/19/2010	1,075,000	1,164,890
		30,579,682
Food Retailers — 0.1%
SuperValu, Inc. 7.875% 08/01/2009	700,000	732,140
Foods — 1.0%
General Mills, Inc. 2.625% 10/24/2006	4,300,000	4,246,310
Smithfield Foods, Inc. 7.000% 08/01/2011	1,125,000	1,105,313
		5,351,623
Forest Products & Paper — 0.9%
International Paper Co. 3.800% 04/01/2008	2,880,000	2,790,979
Packaging Corp. of America 5.750% 08/01/2013	435,000	419,961
Rock-Tenn Co. 8.200% 08/15/2011	1,320,000	1,313,400
		4,524,340
Healthcare — 0.3%
HCA, Inc. 6.950% 05/01/2012	525,000	526,803
WellPoint Health Networks, Inc. 6.375% 06/15/2006	1,025,000	1,026,412
		1,553,215
Heavy Machinery — 1.0%
Briggs & Stratton Corp. 7.250% 09/15/2007	250,000	255,625
Briggs & Stratton Corp. 8.875% 03/15/2011	855,000	940,500
Idex Corp. 6.875% 02/15/2008	675,000	683,494
Pentair, Inc. 7.850% 10/15/2009	950,000	1,009,293
Timken Co. 5.750% 02/15/2010	920,000	905,393
Timken Co., Series A 6.750% 08/21/2006	650,000	650,207

	Principal Amount	Market Value
Toro Co. 7.125% 06/15/2007	$1,050,000	$1,064,452
		5,508,964
Home Construction, Furnishings & Appliances — 0.6%
D.R. Horton, Inc. 4.875% 01/15/2010	170,000	164,064
Maytag Corp. 8.630% 11/15/2007	775,000	798,068
Newell Rubbermaid, Inc. 4.000% 05/01/2010	495,000	463,129
Steelcase, Inc. 6.375% 11/15/2006	1,605,000	1,601,910
		3,027,171
Industrial – Diversified — 0.9%
American Standard, Inc. 7.375% 02/01/2008	350,000	359,068
American Standard, Inc. 7.625% 02/15/2010	900,000	946,424
Blyth, Inc. 7.900% 10/01/2009	610,000	610,000
Carlisle Companies, Inc. 7.250% 01/15/2007	1,000,000	1,007,525
Leucadia National Corp. 7.000% 08/15/2013	1,035,000	1,027,238
Tyco International Group SA 6.000% 11/15/2013	950,000	946,902
		4,897,157
Insurance — 0.1%
Humana, Inc. 7.250% 08/01/2006	500,000	501,454
Lodging — 0.4%
Hilton Hotels Corp. 7.200% 12/15/2009	85,000	88,351
Hilton Hotels Corp. 7.625% 05/15/2008	525,000	543,153
MGM Mirage 6.000% 10/01/2009	400,000	394,500
MGM Mirage 6.750% 09/01/2012	340,000	336,600
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/2012	690,000	741,750
		2,104,354
Prepackaged Software — 0.5%
Veritas Software Corp. Convertible(b) 0.250% 08/01/2013	2,520,000	2,479,050

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Real Estate — 0.3%
EOP Operating LP 6.750% 02/15/2008	$925,000	$941,927
First Industrial LP 7.600% 05/15/2007	880,000	896,603
		1,838,530
Restaurants — 0.0%
Aramark Services, Inc. 7.100% 12/01/2006	190,000	191,594
Retail — 0.4%
Fred Meyer, Inc. 7.450% 03/01/2008	1,475,000	1,521,632
J.C. Penney Co., Inc. 7.950% 04/01/2017	200,000	224,563
The May Department Stores Co. 3.950% 07/15/2007	470,000	460,188
		2,206,383
Telephone Utilities — 0.6%
British Telecom PLC 8.375% 12/15/2010	1,125,000	1,249,775
Rogers Wireless Communications, Inc. 6.375% 03/01/2014	450,000	443,250
Rogers Wireless Communications, Inc. 8.035% 12/15/2010	285,000	293,550
SBC Communications, Inc. 6.125% 02/15/2008	650,000	654,226
Verizon New England, Inc. 6.500% 09/15/2011	500,000	507,121
		3,147,922
Transportation — 1.6%
Burlington Northern Santa Fe Corp. 7.875% 04/15/2007	1,750,000	1,787,371
Burlington Northern Santa Fe Corp., Series H 9.250% 10/01/2006	1,075,000	1,091,542
CNF, Inc. 8.875% 05/01/2010	930,000	1,018,896
CSX Corp. 6.250% 10/15/2008	1,900,000	1,934,324
Hornbeck Offshore Services, Inc., Series B 6.125% 12/01/2014	395,000	380,188
Norfolk Southern Corp. 6.000% 04/30/2008	625,000	631,734

	Principal Amount	Market Value
Norfolk Southern Corp. 7.350% 05/15/2007	$1,350,000	$1,378,870
		8,222,925
TOTAL CORPORATE DEBT (Cost $153,035,421)		149,007,122
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.2%
Collateralized Mortgage Obligations
Financial Services — 5.2%
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A 5.000% 12/25/2033	1,776,426	1,668,030
AES Eastern Energy LP, Series 1999-1, Class A 9.000% 01/02/2017	574,408	646,993
Asset Securitization Corp., Series 1995-MD4, Class A1 7.100% 08/13/2029	57,259	57,940
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 4.567% 08/25/2034	710,475	692,653
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA 4.015% 07/25/2034	2,327,348	2,247,424
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 3.630% 09/25/2033	510,734	507,061
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 4.160% 02/25/2034	455,781	450,904
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24 4.500% 02/25/2033	279,060	277,816
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class A1 2.254% 01/15/2037	673,404	656,418
First Nationwide Trust, Series 2001-5, Class A1 6.750% 10/21/2031	300,116	302,631

	Principal Amount	Market Value
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A1 5.033% 12/10/2035	$568,828	$567,411
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 4.609% 08/25/2034	872,203	870,115
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A 4.583% 08/25/2034	1,423,030	1,414,741
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA 4.797% 07/25/2033	351,800	351,174
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA 4.124% 02/25/2034	245,049	244,121
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2 4.601% 02/25/2034	1,523,134	1,493,196
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A 5.288% 02/25/2034	85,707	86,413
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A 4.990% 03/25/2034	801,959	804,115
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 5.600% 06/25/2032	308,353	307,987
Structured Asset Securities Corp., Series 2003-30, Class 1A1 5.500% 10/25/2033	1,777,159	1,704,740
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A 7.000% 03/25/2034	974,949	980,619

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A 6.500% 08/25/2034	$455,452	$458,994
Washington Mutual, Inc., Series 2004-AR14, Class A1 4.269% 01/25/2035	2,569,602	2,492,005
Washington Mutual, Inc., Series 2004-AR2, Class A 5.288% 04/25/2044	1,383,982	1,394,094
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 4.226% 09/25/2034	1,950,095	1,894,580
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 4.578% 12/25/2034	2,457,428	2,398,083
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2 4.109% 06/25/2035	2,554,470	2,494,894
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $28,059,218)		27,465,152
SOVEREIGN DEBT OBLIGATIONS — 0.1%
Province of Ontario 4.750% 01/19/2016	450,000	425,188
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $447,232)		425,188
U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.7%
Federal Home Loan Mortgage Corporation (FHLMC) — 0.1%
Pass-Through Securities
FHLMC 5.500% 07/01/2020	566,497	561,518
FHLMC 7.500% 06/01/2015	54,526	56,213
Total Pass-Through Securities		617,731
Federal National Mortgage Association (FNMA) — 9.6%
Pass-Through Securities
FNMA 5.500% 02/01/2018- 08/01/2035	22,066,504	21,701,147

	Principal Amount	Market Value
FNMA 6.420% 11/01/2008	$148,228	$151,151
FNMA 9.000% 10/01/2009	41,700	42,865
FNMA TBA(c) 4.500% 05/01/2021	4,350,000	4,140,996
FNMA TBA(c) 5.500% 05/01/2036	25,539,000	24,800,765
Total Pass-Through Securities		50,836,924
Government National Mortgage Association (GNMA) — 0.0%
Pass-Through Securities
GNMA 7.500% 08/15/2029	55,754	58,623
GNMA 8.000% 09/15/2007- 10/15/2007	32,471	32,818
Total Pass-Through Securities		91,441
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $52,295,270)		51,546,096
U.S. TREASURY OBLIGATIONS — 5.5%
U.S. Treasury Note(b) 3.375% 11/15/2008	3,465,000	3,342,101
U.S. Treasury Note 3.875% 05/15/2010	695,000	668,992
U.S. Treasury Note(b) 4.000% 02/15/2015	1,540,000	1,427,147
U.S. Treasury Note 4.375% 05/15/2007	885,000	880,229
U.S. Treasury Note(b) 5.000% 08/15/2011	11,665,000	11,712,389
U.S. Treasury Note(b) 6.500% 10/15/2006	10,825,000	10,898,576
TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,496,596)		28,929,434
TOTAL BONDS & NOTES (Cost $272,926,241)		266,841,188
OPTIONS — 0.1%
Bear Stearns Co., Inc. Floor, Expires 10/01/2014	8,000,000	112,849
Goldman Swaption, Expires 4/14/2008, Strike 5.61	11,000,000	707,642
TOTAL OPTIONS (Cost $848,600)		820,491
TOTAL LONG TERM INVESTMENTS (Cost $273,774,841)		267,661,679

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 61.0%
Cash Equivalents — 6.0%(d)
Abbey National PLC Eurodollar Time Deposit 4.770% 05/03/2006	$767,336	$767,336
ABN Amro Bank NV Eurodollar Time Deposit 4.920% 05/30/2006	767,336	767,339
Banco Santander Central Hispano SA Commercial Paper 4.771% 05/02/2006	358,090	358,090
Banco Santander Central Hispano SA Commercial Paper 4.772% 05/03/2006	511,557	511,557
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 4.950% 06/20/2006	306,934	306,934
Bank of America 4.770% 05/16/2006	393,619	393,619
Bank of America 4.970% 06/19/2006	460,402	460,402
Bank of Montreal Eurodollar Time Deposit 4.770% 05/02/2006	511,557	511,557
Bank of Nova Scotia Eurodollar Time Deposit 4.790% 05/10/2006	767,336	767,336
Bank of Nova Scotia Eurodollar Time Deposit 4.800% 05/11/2006	511,557	511,557
Barclays Eurodollar Time Deposit 4.770% 05/16/2006	869,648	869,648
Barclays Eurodollar Time Deposit 4.790% 05/10/2006	306,934	306,934
BNP Paribas Eurodollar Time Deposit 4.760% 05/02/2006	409,246	409,246
BNP Paribas Eurodollar Time Deposit 4.820% 05/05/2006	767,336	767,336
Branch Banker & Trust Eurodollar Time Deposit 4.850% 05/19/2006	767,336	767,336
Calyon Eurodollar Time Deposit 4.740% 05/09/2006	767,336	767,336
Calyon Eurodollar Time Deposit 4.910% 06/02/2006	767,336	767,336

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.970% 06/23/2006	$511,557	$511,557
Deutsche Bank Eurodollar Time Deposit 4.760% 05/01/2006	767,336	767,336
Dexia Group Eurodollar Time Deposit 4.755% 05/05/2006	511,557	511,557
Dexia Group Eurodollar Time Deposit 4.775% 05/04/2006	255,779	255,779
Federal Home Loan Bank Discount Note 4.668% 05/02/2006	248,133	248,133
First Tennessee National Corporation Eurodollar Time Deposit 4.950% 06/19/2006	511,557	511,557
Fortis Bank Eurodollar Time Deposit 4.770% 05/01/2006	204,623	204,623
Fortis Bank Eurodollar Time Deposit 4.830% 05/08/2006	255,779	255,779
Fortis Bank Eurodollar Time Deposit 4.840% 05/12/2006	767,336	767,336
Fortis Bank Eurodollar Time Deposit 4.970% 06/22/2006	255,779	255,779
Freddie Mac Discount Note 4.711% 05/03/2006	89,795	89,795
General Electric Capital Corp. Commercial Paper 4.727% 05/09/2006	1,015,117	1,015,117
Harris NA Eurodollar Time Deposit 4.900% 05/23/2006	511,557	511,557
HBOS Halifax Bank of Scotland Certificate of Deposit 4.789% 07/10/2006	511,557	511,557
Lloyds TSB Bank Eurodollar Time Deposit 4.810% 05/11/2006	869,648	869,648
Marshall & Ilsley Bank Eurodollar Time Deposit 4.990% 06/23/2006	409,246	409,246

	Principal Amount	Market Value
Nordea Bank Finland PLC Eurodollar Time Deposit 4.970% 05/30/2006	$971,959	$971,959
Rabobank Nederland Eurodollar Time Deposit 4.820% 05/01/2006	869,648	869,648
Rabobank Nederland Eurodollar Time Deposit 4.920% 06/12/2006	767,336	767,336
Royal Bank of Canada Eurodollar Time Deposit 4.765% 05/01/2006	1,023,115	1,023,115
Royal Bank of Canada Eurodollar Time Deposit 4.990% 06/27/2006	961,728	961,728
Royal Bank of Scotland Eurodollar Time Deposit 4.760% 05/08/2006	767,336	767,336
Royal Bank of Scotland Eurodollar Time Deposit 4.810% 05/09/2006	358,090	358,090
Royal Bank of Scotland Eurodollar Time Deposit 4.870% 05/12/2006	665,025	665,025
Societe Generale Eurodollar Time Deposit 4.700% 05/05/2006	255,779	255,779
Societe Generale Eurodollar Time Deposit 4.780% 05/04/2006	1,023,115	1,023,115
Societe Generale Eurodollar Time Deposit 4.790% 05/10/2006	358,090	358,090
Standard Chartered Bank Eurodollar Time Deposit 5.000% 06/27/2006	511,557	511,557
Svenska Handlesbanken Eurodollar Time Deposit 4.820% 05/01/2006	2,017,247	2,017,247
The Bank of the West Eurodollar Time Deposit 4.940% 06/16/2006	665,025	665,025
UBS AG Eurodollar Time Deposit 4.940% 06/16/2006	1,023,115	1,023,115
UBS AG Eurodollar Time Deposit 4.950% 06/20/2006	409,246	409,246
Wells Fargo Eurodollar Time Deposit 4.860% 05/12/2006	767,336	767,336
Wells Fargo Eurodollar Time Deposit 4.870% 05/11/2006	255,779	255,779

	Principal Amount	Market Value
Wells Fargo Eurodollar Time Deposit 4.900% 05/15/2006	$511,557	$511,557
		31,889,338
Commercial Paper — 52.8%
Alcoa, Inc. 4.660% 05/04/2006	7,000,000	6,997,282
Alcoa, Inc. 4.810% 05/16/2006	4,000,000	3,991,983
Amsterdam Funding Corp.(a) 4.900% 05/26/2006	7,000,000	6,976,181
Apache Corp.(a) 4.870% 05/01/2006	5,422,000	5,422,000
Beethoven Funding Corp.(a) 4.710% 05/09/2006	5,000,000	4,994,767
Beethoven Funding Corp.(a) 4.890% 06/12/2006	3,590,000	3,569,519
Beethoven Funding Corp.(a) 4.910% 06/12/2006	2,500,000	2,485,679
Bryant Park Funding LLC(a) 4.770% 05/02/2006	5,121,000	5,120,321
Cadbury Schweppes Finance PLC(a) 5.030% 07/24/2006	10,175,000	10,056,124
Caterpillar Financial Services Corp. 4.670% 05/30/2006	3,500,000	3,486,833
Centex Corp. 4.920% 05/04/2006	10,000,000	9,995,900
CIT Group, Inc. 4.720% 08/09/2006	2,700,000	2,662,315
CIT Group, Inc. 4.770% 08/07/2006	5,000,000	4,931,607
CIT Group, Inc. 4.900% 07/06/2006	2,000,000	1,981,569
The Clorox Co.(a) 4.760% 05/01/2006	3,500,000	3,500,000
The Clorox Co.(a) 4.990% 06/01/2006	4,000,000	3,982,812
The Clorox Co.(a) 5.000% 06/26/2006	3,500,000	3,472,778
ConocoPhillips Co.(a) 4.900% 06/05/2006	11,615,000	11,559,667
DaimlerChrysler North America Holding Corp. 5.040% 05/26/2006	1,090,000	1,086,185
Dow Jones & Co., Inc.(a) 4.650% 05/09/2006	2,000,000	1,997,933

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Dow Jones & Co., Inc.(a) 4.850% 05/15/2006	$4,305,000	$4,296,880
Duke Energy Corp. 4.880% 05/25/2006	7,035,000	7,012,113
Falcon Asset Securitization Corp.(a) 4.710% 05/11/2006	4,168,000	4,162,547
Falcon Asset Securitization Corp.(a) 4.780% 05/18/2006	6,000,000	5,986,457
Florida Power & Light Co. 4.760% 05/01/2006	5,392,000	5,392,000
Fortune Brands, Inc.(a) 4.760% 05/12/2006	7,000,000	6,989,819
Fortune Brands, Inc.(a) 5.080% 07/17/2006	3,205,000	3,170,650
Genworth Financial, Inc.(a) 4.820% 05/22/2006	1,200,000	1,196,626
Goldman Sachs Group, Inc. 4.720% 06/28/2006	10,000,000	9,918,747
Govco, Inc.(a) 4.520% 06/21/2006	2,000,000	1,987,193
Govco, Inc.(a) 4.600% 05/04/2006	750,000	749,712
Govco, Inc.(a) 4.670% 05/22/2006	5,000,000	4,986,379
Govco, Inc.(a) 4.840% 06/02/2006	3,500,000	3,484,942
ING US Funding LLC 4.945% 07/20/2006	1,888,000	1,866,972
ITT Industries, Inc.(a) 4.680% 05/08/2006	1,500,000	1,498,635
ITT Industries, Inc.(a) 4.860% 05/23/2006	2,585,000	2,577,323
ITT Industries, Inc.(a) 4.900% 06/20/2006	4,500,000	4,469,375
John Deere Capital Corp.(a) 4.200% 05/15/2006	1,500,000	1,497,550
John Deere Capital Corp.(a) 4.580% 08/01/2006	3,000,000	2,961,418
John Deere Capital Corp.(a) 4.630% 05/11/2006	1,444,000	1,442,142
John Deere Capital Corp.(a) 4.870% 05/31/2006	3,590,000	3,575,431
Kellogg Co.(a) 4.860% 05/22/2006	7,000,000	6,980,155
Kellogg Co.(a) 4.980% 06/12/2006	3,000,000	2,982,570

	Principal Amount	Market Value
Kinder Morgan Energy Partners LP(a) 4.900% 05/08/2006	$5,176,000	$5,171,068
Kraft Foods, Inc. 4.770% 05/17/2006	4,000,000	3,991,520
Kraft Foods, Inc. 4.790% 05/24/2006	2,650,000	2,641,890
McCormick & Co., Inc.(a) 4.880% 08/14/2006	2,280,000	2,246,623
McCormick & Co., Inc.(a) 4.950% 08/14/2006	3,539,000	3,487,207
New Center Asset Trust 4.490% 06/01/2006	2,000,000	1,992,267
New Center Asset Trust 4.880% 08/18/2006	5,983,000	5,892,112
Paccar Financial Corp. 4.550% 05/09/2006	1,000,000	998,989
Paccar Financial Corp. 4.910% 07/12/2006	3,370,000	3,336,166
Pearson Holdings, Inc.(a) 4.940% 05/25/2006	7,050,000	7,026,782
Sara Lee Corp.(a) 4.850% 05/05/2006	6,000,000	5,996,767
Textron Financial Corp. 5.010% 07/31/2006	8,000,000	7,898,409
United Healthcare Corp.(a) 4.860% 06/27/2006	9,000,000	8,930,745
Verizon Global Funding Corp.(a) 4.940% 06/08/2006	4,762,000	4,737,169
VF Corp. 4.830% 05/03/2006	6,735,000	6,733,193
The Walt Disney Co. 4.710% 05/10/2006	5,000,000	4,994,113
The Walt Disney Co. 4.850% 05/19/2006	2,225,000	2,219,604
The Walt Disney Co. 4.990% 08/24/2006	2,500,000	2,459,966
WellPoint, Inc. 4.890% 06/23/2006	3,925,000	3,896,743
Windmill Funding Corp.(a) 4.760% 05/18/2006	4,400,000	4,390,110
Windmill Funding Corp.(a) 4.870% 06/06/2006	2,520,000	2,507,728
		279,006,262

	Principal Amount	Market Value
Discount Notes — 2.2%
Federal Home Loan Bank 4.460% 05/01/2006	$11,840,000	$11,840,000
TOTAL SHORT-TERM INVESTMENTS (Cost $322,755,068)		322,735,600
TOTAL INVESTMENTS — 111.6% (Cost $596,529,909)(e)		590,397,279
Other Assets/ (Liabilities) — (11.6%)		(61,532,945)
NET ASSETS — 100.0%		$528,864,334

Notes to Portfolio of Investments

MTN - Medium Term Note

REIT - Real Estate Investment Trust

TBA - To be announced

(a)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities amounted to a value of $186,880,730 or 35.3% of net assets.

(b)  Denotes all or a portion of security on loan. (Note 2).

(c)  A portion of this security is purchased on a forward commitment basis. (Note 2).

(d)  Represents investments of security lending collateral. (Note 2).

(e)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected Bond Fund – Portfolio of Investments

April 30, 2006 (Unaudited)

	Principal Amount	Market Value
BONDS & NOTES — 98.2%
U.S. TREASURY OBLIGATIONS
U.S. Treasury Bonds — 27.6%
U.S. Treasury Inflation Index 2.000% 01/15/2026 $4	4,479,117	$4,165,579
U.S. Treasury Inflation Index 2.375% 01/15/2025	27,291,258	26,958,646
U.S. Treasury Inflation Index 3.375% 04/15/2032	4,627,933	5,553,520
U.S. Treasury Inflation Index 3.625% 04/15/2028	17,183,497	20,668,525
U.S. Treasury Inflation Index 3.875% 04/15/2029	19,830,500	24,856,293
		82,202,563
U.S. Treasury Notes — 70.6%
U.S. Treasury Inflation Index 0.875% 04/15/2010	24,637,797	23,429,005
U.S. Treasury Inflation Index 1.625% 01/15/2015	16,672,410	15,713,746
U.S. Treasury Inflation Index 1.875% 07/15/2013	18,128,454	17,601,596
U.S. Treasury Inflation Index 1.875% 07/15/2015	12,067,132	11,584,447
U.S. Treasury Inflation Index 2.000% 01/15/2014	18,804,374	18,351,893
U.S. Treasury Inflation Index 2.000% 07/15/2014	16,699,362	16,276,660
U.S. Treasury Inflation Index 2.000% 01/15/2016	6,455,934	6,242,081
U.S. Treasury Inflation Index 3.000% 07/15/2012	21,274,657	22,172,182
U.S. Treasury Inflation Index 3.375% 01/15/2007	12,689,367	12,843,027

	Principal Amount	Market Value
U.S. Treasury Inflation Index 3.375% 01/15/2012	$5,616,376	$5,958,624
U.S. Treasury Inflation Index 3.500% 01/15/2011	10,455,499	11,073,027
U.S. Treasury Inflation Index 3.625% 01/15/2008	19,115,376	19,694,810
U.S. Treasury Inflation Index 3.875% 01/15/2009	16,886,080	17,725,107
U.S. Treasury Inflation Index 4.250% 01/15/2010	11,093,428	11,944,503
		210,610,708
TOTAL BONDS & NOTES (Cost $307,886,172)		292,813,271
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreements
Investors Bank & Trust Company Repurchase Agreement, dated 04/28/2006, 3.23%, due 05/01/2006(a)	3,513,298	3,513,298
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		3,513,298
TOTAL INVESTMENTS — 99.4% (Cost $311,399,470)(b)		296,326,569
Other Assets/(Liabilities) — 0.6%		1,790,986
NET ASSETS — 100.0%		$298,117,555

Notes to Portfolio of Investments

(a)  Maturity value of $3,514,244. Collateralized by a U.S. Government Agency obligation with a rate of 8.125%, maturity date of 09/25/2014, and an aggregate market value, including accrued interest, of $3,688,963.

(b)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments

April 30, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 0.0%
COMMON STOCK — 0.0%
Air Transportation
UAL Corp.(a)(b)	1,887	$67,951
TOTAL COMMON STOCK (Cost $0)		67,951
TOTAL EQUITIES (Cost $0)		67,951
	Principal Amount
BONDS & NOTES — 95.1%
ASSET BACKED SECURITIES — 2.0%
Financial Services — 2.0%
Chase Mortgage Finance Co., Series 2003-S11, Class 1A-1 5.000% 10/25/2033	$9,376,779	8,804,648
Community Program Loan Trust Series 1987-A, Class A4 4.500% 10/01/2018	765,435	747,059
Conseco Finance Securitizations Corp. Series 2001-C, Class AI4 6.190% 03/15/2030	524,663	526,059
Mirant Mid-Atlantic LLC, Series A 8.625% 06/30/2012	2,958,087	3,168,850
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 6.700% 10/25/2028	124,599	124,424
Oak Hill Credit Partners, Series 1A, Class A2 4.940% 09/12/2013	8,600,000	8,626,875
Travelers Funding Ltd., Series 1A, Class A1(c) 6.300% 02/18/2014	9,758,824	9,811,522

	Principal Amount	Market Value
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A2 4.230% 02/07/2015	$2,156,219	$2,140,050
TOTAL ASSET BACKED SECURITIES (Cost $34,447,451)		33,949,487
CORPORATE DEBT — 34.4%
Aerospace & Defense — 0.2%
Goodrich (B.F.) Co. 7.500% 04/15/2008	3,480,000	3,602,854
Air Transportation — 0.0%
United Air Lines, Inc., Series 91B(a)(d)(e) 10.110% 02/19/2008	501,793	0
US Airways, Inc. Class B(a)(d) 7.500% 04/15/2008	1,087,971	13,600
		13,600
Apparel, Textiles & Shoes — 0.3%
Jones Apparel Group, Inc. 7.875% 06/15/2006	2,428,000	2,432,378
Kellwood Co. 7.625% 10/15/2017	555,000	511,156
Kellwood Co. 7.875% 07/15/2009	1,065,000	1,066,051
Mohawk Industries, Inc., Series D 7.200% 04/15/2012	1,430,000	1,486,568
		5,496,153
Automotive & Parts — 1.0%
DaimlerChrysler North America Holding Corp. 4.050% 06/04/2008	4,750,000	4,610,545
DaimlerChrysler North America Holding Corp. 4.125% 03/07/2007	9,915,000	9,810,962
Ford Motor Co. 6.375% 02/01/2029	1,876,000	1,256,920
General Motors Corp.(b) 8.375% 07/15/2033	1,598,000	1,190,510
		16,868,937
Banking, Savings & Loans — 2.2%
Ametek, Inc. 7.200% 07/15/2008	6,320,000	6,486,981

	Principal Amount	Market Value
Bank of America Corp. 3.250% 08/15/2008	$4,495,000	$4,299,396
Bank One Corp. 6.000% 08/01/2008	2,428,000	2,460,016
CIT Group, Inc. 3.650% 11/23/2007	4,000,000	3,901,180
CIT Group, Inc. 3.875% 11/03/2008	1,295,000	1,249,570
CIT Group, Inc. 7.375% 04/02/2007	2,212,000	2,252,084
JP Morgan Chase & Co. 3.125% 12/11/2006	5,408,000	5,339,902
Kern River Funding Corp.(c) 4.893% 04/30/2018	3,637,113	3,450,238
Oak Hill Securities Fund II(c) 8.920% 10/15/2006	2,270,000	2,275,675
SLM Corp.(b) 5.000% 10/01/2013	2,330,000	2,208,912
SLM Corp. 5.625% 08/01/2033	1,435,000	1,293,116
Wells Fargo & Co. 4.125% 03/10/2008	2,700,000	2,644,064
		37,861,134
Beverages — 0.6%
Anheuser-Busch Cos., Inc. 5.050% 10/15/2016	1,389,000	1,306,091
Anheuser-Busch Cos., Inc. 6.500% 02/01/2043	3,101,000	3,179,951
Constellation Brands, Inc. 8.000% 02/15/2008	1,100,000	1,127,500
Diageo Finance BV 3.000% 12/15/2006	2,426,000	2,392,672
Miller Brewing Co.(c) 4.250% 08/15/2008	1,725,000	1,680,852
		9,687,066
Broadcasting, Publishing & Printing — 3.9%
American Greetings Corp. 6.100% 08/01/2028	6,995,000	7,073,694
Belo Corp. 8.000% 11/01/2008	2,765,000	2,882,374
Clear Channel Communications, Inc. 4.250% 05/15/2009	55,000	52,645
Clear Channel Communications, Inc. 4.625% 01/15/2008	5,000,000	4,916,850

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Comcast Cable Communications, Inc. 6.200% 11/15/2008	$5,175,000	$5,264,455
Comcast Cable Communications, Inc. 8.375% 05/01/2007	2,023,000	2,081,297
Comcast Cable Communications, Inc. 8.375% 03/15/2013	132,000	147,772
Comcast Corp. 5.500% 03/15/2011	1,250,000	1,237,219
Cox Communications, Inc. 4.625% 01/15/2010	10,230,000	9,831,593
Cox Communications, Inc. 6.750% 03/15/2011	215,000	221,698
Cox Enterprises, Inc.(c) 4.375% 05/01/2008	4,825,000	4,687,560
Dow Jones & Co., Inc. 3.875% 02/15/2008	4,625,000	4,509,218
Knight-Ridder, Inc. 7.125% 06/01/2011	755,000	785,245
News America Holdings, Inc. 6.750% 01/09/2038	1,618,000	1,654,719
News America Holdings, Inc. 8.875% 04/26/2023	2,163,000	2,550,136
Pearson, Inc.(c) 7.375% 09/15/2006	700,000	704,387
Rogers Cable, Inc. 5.500% 03/15/2014	2,000,000	1,842,500
Shaw Communications, Inc. 8.250% 04/11/2010	4,115,000	4,346,469
Tele-Communications- TCI Group 9.800% 02/01/2012	170,000	199,161
The Thomson Corp. 6.200% 01/05/2012	2,144,000	2,179,670
Time Warner, Inc. 6.150% 05/01/2007	3,895,000	3,922,526
USA Interactive 7.000% 01/15/2013	4,260,000	4,327,142
		65,418,330
Building Materials & Construction — 0.4%
Chemed Corp. 8.750% 02/24/2011	2,825,000	2,994,500
Vulcan Materials Co. 6.000% 04/01/2009	3,237,000	3,301,996
		6,296,496

	Principal Amount	Market Value
Chemicals — 0.9%
Chevron Phillips Chemical Co. LLC 5.375% 06/15/2007	$3,771,000	$3,768,722
Cytec Industries, Inc. 5.500% 10/01/2010	2,100,000	2,052,569
ICI Wilmington, Inc. 7.050% 09/15/2007	1,618,000	1,642,060
International Flavors & Fragrances, Inc. 6.450% 05/15/2006	3,034,000	3,034,813
Lubrizol Corp. 4.625% 10/01/2009	2,770,000	2,684,565
Lubrizol Corp. 5.875% 12/01/2008	1,763,000	1,771,521
Sealed Air Corp.(c) 6.875% 07/15/2033	785,000	771,156
		15,725,406
Commercial Services — 0.4%
Allied Waste North America, Inc. 8.875% 04/01/2008	935,000	981,750
Allied Waste North America, Inc., Series B 5.750% 02/15/2011	1,400,000	1,337,000
Cendant Corp. 6.875% 08/15/2006	809,000	811,810
Donnelley (R.R.) & Sons Co. 4.950% 05/15/2010	2,380,000	2,294,058
Ecolab, Inc. 6.875% 02/01/2011	120,000	125,826
Equifax, Inc. 4.950% 11/01/2007	1,741,000	1,726,264
Republic Services, Inc. 6.750% 08/15/2011	85,000	88,636
		7,365,344
Communications — 0.1%
Echostar DBS Corp.(c) 7.125% 02/01/2016	2,500,000	2,440,625
Computer Programming Services — 0.1%
Electronic Data Systems Corp., Series B 6.500% 08/01/2013	1,802,000	1,805,797
Computer Related Services — 0.1%
GTECH Holdings Corp. 4.500% 12/01/2009	1,300,000	1,255,890

	Principal Amount	Market Value
Containers — 0.1%
Bemis Co., Inc. 6.500% 08/15/2008	$910,000	$927,345
Cosmetics & Personal Care — 0.0%
First Brands Corp., Series B 7.250% 03/01/2007	125,000	126,378
Data Processing & Preparation — 0.1%
Certegy, Inc. 4.750% 09/15/2008	1,133,000	1,043,803
Electric Utilities — 4.2%
Allegheny Energy Supply Co. LLC(c) 8.250% 04/15/2012	1,660,000	1,805,250
Appalachian Power Co., Series G 3.600% 05/15/2008	2,442,000	2,354,750
Carolina Power & Light Co. 6.125% 09/15/2033	40,000	38,760
Centerpoint Energy, Inc. Series B 5.875% 06/01/2008	5,439,000	5,464,498
Consolidated Edison Co. of New York, Inc. 6.150% 07/01/2008	75,000	76,082
Dominion Resources, Inc. 5.150% 07/15/2015	1,800,000	1,673,710
DPL, Inc. 8.250% 03/01/2007	1,337,000	1,363,407
Duke Energy Field Services Corp. 7.875% 08/16/2010	4,046,000	4,370,853
Elwood Energy LLC 8.159% 07/05/2026	1,452,276	1,544,027
Entergy Gulf States, Inc. 5.250% 08/01/2015	6,350,000	5,793,969
FirstEnergy Corp., Series A 5.500% 11/15/2006	3,743,000	3,742,719
Homer City Funding LLC 8.734% 10/01/2026	2,827,275	3,223,093
Ipalco Enterprises, Inc. 8.375% 11/14/2008	5,000,000	5,200,000
Kansas Gas & Electric Co. 5.647% 03/29/2021	1,900,000	1,786,817
MidAmerican Energy Holdings Co. 3.500% 05/15/2008	5,820,000	5,597,769
MidAmerican Energy Holdings Co. 5.125% 01/15/2013	75,000	72,220

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Monongahela Power Co. 6.700% 06/15/2014	$1,825,000	$1,909,680
Nevada Power Co., Series L 5.875% 01/15/2015	2,400,000	2,312,177
PSEG Energy Holdings, Inc. 8.625% 02/15/2008	1,540,000	1,597,750
Tampa Electric Co. 5.375% 08/15/2007	3,480,000	3,475,222
Tenaska Oklahoma(c) 6.528% 12/30/2014	1,887,761	1,815,630
TransAlta Corp. 5.750% 12/15/2013	4,922,000	4,800,678
Tri-State Generation & Transmission Association, Series 2003, Class A(c) 6.040% 01/31/2018	2,194,000	2,167,211
Tri-State Generation & Transmission Association, Series 2003, Class B(c) 7.144% 07/31/2033	2,443,000	2,641,002
TXU Corp., Series P 5.550% 11/15/2014	1,090,000	1,012,906
Virginia Electric and Power Co. 5.375% 02/01/2007	2,385,000	2,382,980
Wisconsin Electric Power 3.500% 12/01/2007	3,400,000	3,304,929
		71,528,089
Electrical Equipment & Electronics — 0.5%
Anixter, Inc. 5.950% 03/01/2015	3,065,000	2,834,650
Avnet, Inc. 8.000% 11/15/2006	15,000	15,143
Cooper Industries Ltd. 5.250% 07/01/2007	4,046,000	4,025,030
Thomas & Betts Corp., Series B MTN 6.390% 02/10/2009	1,150,000	1,171,637
		8,046,460
Energy — 2.4%
Alliance Pipeline LP(c) 6.996% 12/31/2019	1,558,805	1,659,707
Australian Gas Light Co. Ltd.(c) 6.400% 04/15/2008	3,470,000	3,515,370
Boardwalk Pipelines LLC 5.500% 02/01/2017	1,000,000	947,830

	Principal Amount	Market Value
Chesapeake Energy Corp. 6.500% 08/15/2017	$1,820,000	$1,738,100
Colonial Pipeline Co.(c) 7.630% 04/15/2032	1,813,000	2,141,356
Consolidated Natural Gas Co., Series C 6.250% 11/01/2011	3,831,000	3,912,554
Enterprise Products Operating LP 7.500% 02/01/2011	805,000	855,814
Enterprise Products Operating LP, Series B 4.000% 10/15/2007	1,745,000	1,705,212
Gulf South Pipeline Co., LP(c) 5.050% 02/01/2015	950,000	888,580
Kinder Morgan Energy Partners LP 5.350% 08/15/2007	3,593,000	3,573,734
Kinder Morgan Energy Partners LP 6.300% 02/01/2009	900,000	916,224
Kinder Morgan Energy Partners LP 7.125% 03/15/2012	65,000	69,133
Kiowa Power Partners LLC(c) 4.811% 12/30/2013	1,538,878	1,484,894
Mobil Corp. 8.625% 08/15/2021	3,641,000	4,761,809
Northern Natural Gas Co.(c) 7.000% 06/01/2011	809,000	857,238
OAO Gazprom(c) 9.625% 03/01/2013	1,660,000	1,962,950
Piedmont Natural Gas Co., Series E 6.000% 12/19/2033	1,722,000	1,650,270
Plains All American Pipeline Co. 5.625% 12/15/2013	2,405,000	2,340,224
The Premcor Refining Group, Inc. 6.750% 05/01/2014	1,210,000	1,249,062
Tosco Corp. 7.250% 01/01/2007	150,000	151,567
XTO Energy, Inc. 4.900% 02/01/2014	4,100,000	3,844,972
		40,226,600
Entertainment & Leisure — 0.7%
Harrah's Operating Co., Inc. 5.500% 07/01/2010	1,740,000	1,719,532

	Principal Amount	Market Value
Liberty Media Corp.(b) 3.500% 09/25/2006	$5,285,000	$5,232,911
Park Place Entertainment Corp. 7.000% 04/15/2013	1,618,000	1,683,741
Park Place Entertainment Corp. 7.500% 09/01/2009	1,760,000	1,853,599
Park Place Entertainment Corp. 8.500% 11/15/2006	445,000	451,926
		10,941,709
Financial Services — 6.1%
Ahold Finance USA, Inc. 6.875% 05/01/2029	3,040,000	2,679,000
American General Finance Corp. 5.875% 07/14/2006	3,769,000	3,774,620
American Honda Finance Corp.(c) 3.850% 11/06/2008	3,322,000	3,204,664
Archstone-Smith Operating Trust REIT 5.000% 08/15/2007	5,000,000	4,965,800
Boeing Capital Corp. 5.800% 01/15/2013	635,000	639,806
Bombardier Capital, Inc.(c) 6.125% 06/29/2006	1,145,000	1,145,000
Bombardier Capital, Inc.(c) 6.750% 05/01/2012	1,265,000	1,211,237
Caterpillar Financial Services Corp., Series F 3.625% 11/15/2007	5,515,000	5,377,428
Citigroup, Inc. 7.250% 10/01/2010	149,904	159,669
Countrywide Home Loans, Inc. 3.250% 05/21/2008	5,080,000	4,869,322
Emerald Investment Grade CBO Ltd.(c) 5.100% 05/24/2011	1,725,811	1,726,350
ERAC USA Finance Co.(c) 6.625% 05/15/2006	1,457,000	1,457,457
ERAC USA Finance Co.(c) 6.700% 06/01/2034	3,688,000	3,654,199
ERAC USA Finance Co.(c) 6.750% 05/15/2007	3,641,000	3,671,563
ERAC USA Finance Co.(c) 7.950% 12/15/2009	40,000	42,902
Ford Motor Credit Co. 6.500% 01/25/2007	181,544	180,420

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Ford Motor Credit Co. 7.250% 10/25/2011	$183,216	$164,429
Forte CDO (Cayman) Ltd., Series A3-A(c) 7.011% 04/12/2013	1,214,000	1,272,515
Foster's Finance Corp.(c) 6.875% 06/15/2011	955,000	997,983
Franklin Resources, Inc. 3.700% 04/15/2008	3,878,000	3,754,226
General Motors Acceptance Corp.(b) 6.125% 09/15/2006	181,544	180,115
General Motors Acceptance Corp. 6.150% 04/05/2007	6,120,000	6,006,082
General Motors Acceptance Corp. 6.875% 09/15/2011	216	202
Glencore Funding LLC(c) 6.000% 04/15/2014	2,550,000	2,404,653
Goldman Sachs Group, Inc., Series B 2.850% 10/27/2006	100,000	98,873
Household Finance Corp. 4.125% 12/15/2008	3,863,000	3,749,208
Household Finance Corp. 6.375% 10/15/2011	732,000	756,999
IBM Canada Credit Services Corp.(c) 3.750% 11/30/2007	1,214,000	1,182,353
iStar Financial, Inc. REIT 7.000% 03/15/2008	2,240,000	2,291,462
iStar Financial, Inc. REIT, Series B 4.875% 01/15/2009	770,000	753,682
iStar Financial, Inc. REIT, Series B 5.700% 03/01/2014	1,475,000	1,425,751
Jefferies Group, Inc. 7.500% 08/15/2007	2,053,000	2,095,754
John Deere Capital Corp. 5.125% 10/19/2006	50,000	49,979
Kimco Realty Corp., Series B MTN 7.860% 11/01/2007	3,200,000	3,306,963
National Rural Utilities Cooperative Finance Corp. 3.250% 10/01/2007	1,274,000	1,237,890
Nisource Finance Corp. 3.200% 11/01/2006	2,243,000	2,218,767

	Principal Amount	Market Value
Pacific Energy Partners, LP/Pacific Energy Finance Corp. 6.250% 09/15/2015	$640,000	$614,400
Pacific Energy Partners, LP/Pacific Energy Finance Corp. 7.125% 06/15/2014	2,070,000	2,090,700
Sears Roebuck Acceptance Corp. 6.750% 08/15/2011	183,216	179,737
Senior Housing Properties Trust REIT 8.625% 01/15/2012	500,000	547,500
Simon Property Group LP 6.875% 11/15/2006	1,264,000	1,273,081
Sony Capital Corp.(c) 4.950% 11/01/2006	1,589,000	1,581,106
Sprint Capital Corp. 6.900% 05/01/2019	1,503,000	1,590,560
Telecom Italia Capital SA 6.000% 09/30/2034	2,445,000	2,182,021
Textron Financial Corp., Series E 2.690% 10/03/2006	4,129,000	4,086,608
Trains 5-2002(c) 5.936% 01/25/2007	2,129,057	2,129,909
Trains 10-2002(c) 6.962% 01/15/2012	2,848,176	2,988,249
Verizon Global Funding Corp. 4.375% 06/01/2013	920,000	838,788
Verizon Global Funding Corp. 7.750% 12/01/2030	1,080,000	1,191,261
Verizon Global Funding Corp. Series A MTN 7.600% 03/15/2007	4,046,000	4,118,897
Weingarten Realty Investors REIT, Series A 7.500% 12/19/2010	3,995,000	4,329,058
		102,449,198
Food Retailers — 0.3%
Delhaize America, Inc. 9.000% 04/15/2031	1,960,000	2,236,923
SuperValu, Inc. 7.875% 08/01/2009	2,659,000	2,781,085
		5,018,008

	Principal Amount	Market Value
Foods — 1.3%
General Mills, Inc. 2.625% 10/24/2006	$15,907,000	$15,708,385
General Mills, Inc. 8.900% 06/15/2006	1,821,000	1,828,548
Hershey Foods Corp. 7.200% 08/15/2027	589,000	667,096
Smithfield Foods, Inc. 7.000% 08/01/2011	4,170,000	4,097,025
		22,301,054
Forest Products & Paper — 0.8%
International Paper Co. 3.800% 04/01/2008	8,545,000	8,280,874
Packaging Corp. of America 5.750% 08/01/2013	1,560,000	1,506,066
Rock-Tenn Co. 8.200% 08/15/2011	4,255,000	4,233,725
		14,020,665
Healthcare — 0.3%
HCA, Inc.
6.950% 05/01/2012	2,060,000	2,067,074
WellPoint Health Networks, Inc. 6.375% 06/15/2006	3,690,000	3,695,085
		5,762,159
Heavy Machinery — 0.9%
Briggs & Stratton Corp. 7.250% 09/15/2007	700,000	715,750
Briggs & Stratton Corp. 8.875% 03/15/2011	2,970,000	3,267,000
Idex Corp. 6.875% 02/15/2008	3,581,000	3,626,060
Timken Co. 5.750% 02/15/2010	3,250,000	3,198,400
Timken Co., Series A 6.750% 08/21/2006	2,343,000	2,343,745
Toro Co. 7.800% 06/15/2027	846,000	915,060
York International Corp. 6.625% 08/15/2006	1,942,000	1,946,855
		16,012,870
Home Construction, Furnishings & Appliances — 0.6%
D.R. Horton, Inc. 4.875% 01/15/2010	585,000	564,574
Miller (Herman), Inc. 7.125% 03/15/2011	2,473,000	2,556,073
Newell Rubbermaid, Inc. 4.000% 05/01/2010	1,843,000	1,724,338

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Steelcase, Inc. 6.375% 11/15/2006	$5,913,000	$5,901,617
		10,746,602
Industrial – Diversified — 1.1%
American Standard, Inc. 7.375% 02/01/2008	1,250,000	1,282,386
American Standard, Inc. 7.625% 02/15/2010	3,290,000	3,459,705
Blyth, Inc. 7.900% 10/01/2009	2,225,000	2,225,000
Carlisle Companies, Inc. 6.700% 05/15/2008	3,641,000	3,696,008
Carlisle Companies, Inc. 7.250% 01/15/2007	1,000,000	1,007,525
Dover Corp. 6.250% 06/01/2008	1,618,000	1,650,072
Leucadia National Corp. 7.000% 08/15/2013	1,545,000	1,533,412
Leucadia National Corp. 7.750% 08/15/2013	2,023,000	2,103,920
Tyco International Group SA 6.375% 10/15/2011	1,110,000	1,141,537
		18,099,565
Insurance — 0.3%
Humana, Inc. 7.250% 08/01/2006	4,146,000	4,158,052
Lodging — 0.6%
Hilton Hotels Corp. 7.200% 12/15/2009	295,000	306,630
Hilton Hotels Corp. 7.625% 05/15/2008	1,897,000	1,962,594
MGM Mirage 6.000% 10/01/2009	1,500,000	1,479,375
MGM Mirage 6.750% 09/01/2012	3,500,000	3,465,000
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/2012	2,565,000	2,757,375
		9,970,974
Medical Supplies — 0.2%
Boston Scientific Corp. 5.450% 06/15/2014	100,000	95,143
Millipore Corp. 7.500% 04/01/2007	3,034,000	3,076,694
		3,171,837
Metals & Mining — 0.3%
Alcan Aluminum Ltd. 6.250% 11/01/2008	2,023,000	2,058,457

	Principal Amount	Market Value
Barrick Gold Corp. 7.500% 05/01/2007	$3,237,000	$3,301,685
		5,360,142
Oil & Gas — 0.0%
KeySpan Gas East Corp., Series A MTN 6.900% 01/15/2008	675,000	689,675
Prepackaged Software — 0.3%
Veritas Software Corp.(b) 0.250% 08/01/2013	5,035,000	4,953,181
Real Estate — 0.6%
BRE Properties, Inc. 7.450% 01/15/2011	2,023,000	2,156,016
EOP Operating LP 6.750% 02/15/2008	3,400,000	3,462,217
First Industrial LP 7.000% 12/01/2006	1,821,000	1,836,650
First Industrial LP 7.600% 05/15/2007	2,473,000	2,519,658
		9,974,541
Restaurants — 0.2%
Aramark Services, Inc. 7.000% 07/15/2006	910,000	912,570
Aramark Services, Inc. 7.000% 05/01/2007	171,000	172,833
Aramark Services, Inc. 7.100% 12/01/2006	1,820,000	1,835,270
		2,920,673
Retail — 0.2%
Fred Meyer, Inc. 7.450% 03/01/2008	1,140,000	1,176,041
J.C. Penney Co., Inc. 7.950% 04/01/2017	710,000	797,197
The May Department Stores Co. 3.950% 07/15/2007	1,720,000	1,684,092
		3,657,330
Retail – Grocery — 0.0%
Albertson's, Inc. 7.500% 02/15/2011	100,000	102,312
Telephone Utilities — 0.4%
AT&T Corp. 6.000% 03/15/2009	16,000	16,196
Cingular Wireless 5.625% 12/15/2006	647,000	648,295
Qwest Corp. 8.875% 03/15/2012	1,747,000	1,912,965

	Principal Amount	Market Value
Rogers Wireless Communications, Inc. 6.375% 03/01/2014	$1,700,000	$1,674,500
Rogers Wireless Communications, Inc. 8.035% 12/15/2010	1,020,000	1,050,600
SBC Communications, Inc. 6.125% 02/15/2008	1,600,000	1,610,402
Verizon Virginia, Inc. Series A 4.625% 03/15/2013	50,000	45,129
		6,958,087
Transportation — 1.5%
Burlington Northern Santa Fe Corp. 6.750% 03/15/2029	2,910,000	3,056,347
Burlington Northern Santa Fe Corp., Series H 9.250% 10/01/2006	7,025,000	7,133,101
CNF, Inc. 8.875% 05/01/2010	2,023,000	2,216,372
CSX Corp. 6.250% 10/15/2008	3,123,000	3,179,417
CSX Corp. 7.250% 05/01/2027	802,000	878,166
Hornbeck Offshore Services, Inc., Series B 6.125% 12/01/2014	1,960,000	1,886,500
Norfolk Southern Corp. 6.000% 04/30/2008	2,330,000	2,355,106
Norfolk Southern Corp. 7.250% 02/15/2031	120,000	134,221
Norfolk Southern Corp. 7.350% 05/15/2007	425,000	434,089
TTX Co.(c) 4.500% 12/15/2010	5,260,000	4,896,145
		26,169,464
Travel — 0.2%
Sabre Holdings Corp. 6.350% 03/15/2016	3,660,000	3,517,231
TOTAL CORPORATE DEBT (Cost $593,314,259)		582,691,636
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.2%
Collateralized Mortgage Obligations
Financial Services — 7.2%
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A 5.000% 12/25/2033	6,392,587	6,002,517

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
AES Eastern Energy LP, Series 1999-1, Class A 9.000% 01/02/2017	$2,155,180	$2,427,518
Asset Securitization Corp., Series 1995-MD4, Class A1 7.100% 08/13/2029	121,605	123,052
Bank of America Large Loan, Series 2001-FMA, Class A2(c) 6.490% 12/13/2016	1,537,000	1,601,490
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 4.567% 08/25/2034	2,696,575	2,628,932
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA 4.013% 07/25/2034	6,156,210	5,944,799
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 3.630% 09/25/2033	2,026,974	2,012,397
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 4.157% 02/25/2034	1,756,689	1,737,892
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24 4.500% 02/25/2033	1,097,637	1,092,744
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class A1 2.254% 01/15/2037	2,610,564	2,544,714
FedEx Corp., Series 1997-1, Class A 7.500% 01/15/2018	84,102	91,332
First Nationwide Trust, Series 2001-5, Class A1 6.750% 10/21/2031	681,513	687,224
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A1 5.033% 12/10/2035	88,879	88,658

	Principal Amount	Market Value
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 4.609% 08/25/2034	$3,260,376	$3,252,574
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A 4.583% 08/25/2034	4,802,726	4,774,750
JP Morgan Commercial Mortgage Finance Corp., Series 1999-C7, Class A2 6.507% 10/15/2035	356,663	363,904
MASTR Asset Securitization Trust, Series 2003-12, Class 6A1 5.000% 12/25/2033	10,776,474	10,119,460
Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A1 6.310% 11/15/2026	180,154	180,492
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA 4.797% 07/25/2033	901,487	899,883
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA 4.124% 02/25/2034	1,017,898	1,014,043
Morgan Stanley Dean Witter Capital I, Series 2001-280, Class A1(c) 6.148% 02/03/2016	1,889,975	1,924,052
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A 5.288% 02/25/2034	298,051	300,506
Starwood Commercial Mortgage Trust, Series 1999-C1A, Class B(c) 6.920% 02/03/2014	2,428,000	2,526,789
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A 4.983% 03/25/2034	3,147,691	3,156,151
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 5.600% 06/25/2032	1,201,367	1,199,940

	Principal Amount	Market Value
Structured Asset Securities Corp., Series 2003-30, Class 1A1 5.500% 10/25/2033	$6,032,861	$5,787,022
Vendee Mortgage Trust, Series 1992-1, Class 2Z 7.750% 05/15/2022	1,599,252	1,677,382
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A 7.000% 03/25/2034	3,701,761	3,723,289
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A 6.500% 08/25/2034	1,707,210	1,720,486
Washington Mutual, Inc., Series 2003-S11, Class A1 5.000% 11/25/2033	13,492,511	12,669,149
Washington Mutual, Inc., Series 2004-AR14, Class A1 4.269% 01/25/2035	9,935,793	9,635,753
Washington Mutual, Inc., Series 2004-AR2, Class A 5.288% 04/25/2044	5,211,185	5,249,261
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 4.221% 09/25/2034	7,322,055	7,113,612
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 4.577% 12/25/2034	9,127,590	8,907,165
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2 4.109% 06/25/2035	8,855,495	8,648,964
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $125,206,605)		121,827,896

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
SOVEREIGN DEBT OBLIGATIONS — 0.6%
Province of Ontario 4.750% 01/19/2016	$7,400,000	$6,991,986
United Mexican States 5.625% 01/15/2017	2,870,000	2,746,590
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $10,141,700)		9,738,576
U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.7%
Federal Home Loan Mortgage Corporation (FHLMC) — 8.1% — 2.0%
Freddie Mac 4.000% 12/15/2009	35,290,000	33,943,672
Collateralized Mortgage Obligations — 0.2%
FHLMC Series 1337, Class D 6.000% 08/15/2007	42,249	42,249
FHLMC, Series 2178, Class PB 7.000% 08/15/2029	2,658,213	2,725,641
Total Collaterized Mortgage Obligations		2,767,890
Pass-Through Securities — 5.9%
FHLMC 4.500% 10/01/2018	286,941	273,536
FHLMC 5.000% 10/01/2035	29,240,971	27,645,283
FHLMC 5.500% 12/01/2020- 06/01/2033	65,217,273	64,516,366
FHLMC 6.000% 06/01/2016- 02/01/2018	1,341,824	1,356,658
FHLMC 6.500% 05/01/2016- 07/01/2017	2,030,749	2,071,008
FHLMC 7.000% 07/01/2029- 10/01/2031	1,550,722	1,595,321
FHLMC 7.500% 06/01/2015- 01/01/2031	960,375	999,859
FHLMC 8.000% 03/01/2015- 08/01/2015	1,114,845	1,164,096
FHLMC 8.250% 05/01/2017	122,572	128,113
FHLMC 8.500% 11/01/2025	129,831	139,272

	Principal Amount	Market Value
FHLMC 9.000% 03/01/2017	$14,579	$15,212
Total Pass-Through Securities		99,904,724
Total Federal Home Loan Mortgage Corporation		136,616,286
Federal National Mortgage Association (FNMA) — 20.2% — 2.0%
Fannie Mae 3.875% 02/15/2010	35,000,000	33,432,738
Collateralized Mortgage Obligations — 0.1%
FNMA Series 1989-20, Class A 6.750% 04/25/2018	1,911,797	1,960,328
Pass-Through Securities — 18.1%
FNMA 4.500% 09/01/2018	137,963	131,625
FNMA 5.000% 03/01/2018- 09/01/2035	46,293,999	43,796,512
FNMA 5.500% 11/01/2016- 09/01/2035	98,321,585	96,307,653
FNMA 6.000% 05/01/2011	41,320	41,874
FNMA 6.420% 11/01/2008	662,258	675,317
FNMA 6.500% 05/01/2017	953,353	974,654
FNMA 7.000% 12/01/2029- 07/01/2032	381,907	393,005
FNMA 7.500% 09/01/2029- 10/01/2031	463,018	481,414
FNMA 8.000% 07/01/2020- 09/01/2031	1,187,100	1,259,555
FNMA 8.500% 08/01/2026	307,087	328,524
FNMA TBA(f) 4.500% 05/01/2021	15,900,000	15,136,054
FNMA TBA(f) 5.000% 05/01/2036	25,150,000	23,788,364
FNMA TBA(f) 5.500% 05/01/2036	127,788,000	124,094,134
Total Pass-Through Securities		307,408,685
Total Federal National Mortgage Association		342,801,751

	Principal Amount	Market Value
Government National Mortgage Association (GNMA) — 0.3%
Pass-Through Securities
GNMA 6.000% 06/15/2011- 08/15/2029	$34,075	$34,803
GNMA 7.000% 08/15/2023- 08/15/2032	2,390,616	2,483,968
GNMA 7.250% 07/20/2021- 07/20/2022	978,350	1,014,877
GNMA 7.500% 06/15/2011- 09/15/2023	673,023	698,580
GNMA 8.000% 10/15/2006- 11/15/2030	562,381	585,184
GNMA 8.500% 08/15/2030	7,626	8,130
GNMA 9.000% 04/15/2009- 10/15/2009	4,429	4,589
Total Pass-Through Securities		4,830,131
Other Agencies — 0.1%
Pass-Through Securities
New Valley Generation IV, TVA 4.687% 01/15/2022	2,038,155	1,986,112
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $494,342,172)		486,234,280
U.S. TREASURY OBLIGATIONS — 22.2%
U.S. Treasury Bonds — 10.0%
U.S. Treasury Bond(b) 3.000% 11/15/2007	27,500,000	26,733,008
U.S. Treasury Bond(b) 6.125% 11/15/2027	12,947,000	14,288,229
U.S. Treasury Bond(b)(g) 6.125% 08/15/2029	76,349,000	84,675,813
U.S. Treasury Bond(b) 6.875% 08/15/2025	6,555,000	7,780,990
U.S. Treasury Bond 7.125% 02/15/2023	3,520,000	4,223,450
U.S. Treasury Bond 7.500% 11/15/2016	8,092,000	9,630,744
U.S. Treasury Bond 8.875% 08/15/2017	17,641,000	23,162,083
		170,494,317

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
U.S. Treasury Notes — 12.2%
U.S. Treasury Note(b) 3.375% 11/15/2008	$16,591,000	$16,002,537
U.S. Treasury Note 3.875% 05/15/2010	350,000	336,902
U.S. Treasury Note 3.875% 02/15/2013	1,020,000	954,975
U.S. Treasury Note 4.000% 11/15/2012	997,000	942,788
U.S. Treasury Note(b) 4.000% 02/15/2015	96,405,000	89,340,326
U.S. Treasury Note(b) 5.000% 08/15/2011	98,728,000	99,129,082
		206,706,610
TOTAL U.S. TREASURY OBLIGATIONS (Cost $388,299,529)		377,200,927
TOTAL BONDS & NOTES (Cost $1,645,751,716)		1,611,642,802
OPTIONS — 0.2%
Bear Stearns Co., Inc. Floor, Expires 10/01/2014	26,000,000	366,759
Goldman Swaption, Expires 4/14/2008, Strike 5.61	35,200,000	2,264,454
TOTAL OPTIONS (Cost $2,720,880)		2,631,213
TOTAL LONG TERM INVESTMENTS (Cost $1,648,472,596)		1,614,341,966
SHORT-TERM INVESTMENTS — 32.1%
Cash Equivalents — 17.3%(h)
Abbey National PLC Eurodollar Time Deposit 4.770% 05/03/2006	7,074,911	7,074,911
ABN Amro Bank NV Eurodollar Time Deposit 4.920% 05/30/2006	7,074,911	7,074,907
Banco Santander Central Hispano SA Commercial Paper 4.771% 05/02/2006	3,301,625	3,301,625
Banco Santander Central Hispano SA Commercial Paper 4.772% 05/03/2006	4,716,608	4,716,608

	Principal Amount	Market Value
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 4.950% 06/20/2006	$2,829,965	$2,829,965
Bank of America 4.770% 05/16/2006	3,629,206	3,629,206
Bank of America 4.970% 06/19/2006	4,244,947	4,244,947
Bank of Montreal Eurodollar Time Deposit 4.770% 05/02/2006	4,716,608	4,716,608
Bank of Nova Scotia Eurodollar Time Deposit 4.790% 05/10/2006	7,074,911	7,074,911
Bank of Nova Scotia Eurodollar Time Deposit 4.800% 05/11/2006	4,716,608	4,716,608
Barclays Eurodollar Time Deposit 4.770% 05/16/2006	8,018,233	8,018,233
Barclays Eurodollar Time Deposit 4.790% 05/10/2006	2,829,965	2,829,965
BNP Paribas Eurodollar Time Deposit 4.760% 05/02/2006	3,773,286	3,773,286
BNP Paribas Eurodollar Time Deposit 4.820% 05/05/2006	7,074,911	7,074,911
Branch Banker & Trust Eurodollar Time Deposit 4.850% 05/19/2006	7,074,911	7,074,911
Calyon Eurodollar Time Deposit 4.740% 05/09/2006	7,074,911	7,074,911
Calyon Eurodollar Time Deposit 4.910% 06/02/2006	7,074,911	7,074,911
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.970% 06/23/2006	4,716,608	4,716,608
Deutsche Bank Eurodollar Time Deposit 4.760% 05/01/2006	7,074,911	7,074,911
Dexia Group Eurodollar Time Deposit 4.755% 05/05/2006	4,716,608	4,716,608
Dexia Group Eurodollar Time Deposit 4.775% 05/04/2006	2,358,304	2,358,304
Federal Home Loan Bank Discount Note 4.668% 05/02/2006	2,287,809	2,287,809

	Principal Amount	Market Value
First Tennessee National Corporation Eurodollar Time Deposit 4.950% 06/19/2006	$4,716,608	$4,716,608
Fortis Bank Eurodollar Time Deposit 4.770% 05/01/2006	1,886,643	1,886,643
Fortis Bank Eurodollar Time Deposit 4.830% 05/08/2006	2,358,304	2,358,304
Fortis Bank Eurodollar Time Deposit 4.840% 05/12/2006	7,074,911	7,074,911
Fortis Bank Eurodollar Time Deposit 4.970% 06/22/2006	2,358,304	2,358,304
Freddie Mac Discount Note 4.711% 05/03/2006	827,916	827,916
General Electric Capital Corp. Commercial Paper 4.727% 05/09/2006	9,359,479	9,359,479
Harris NA Eurodollar Time Deposit 4.900% 05/23/2006	4,716,608	4,716,608
HBOS Halifax Bank of Scotland Certificate of Deposit 4.789% 07/10/2006	4,716,608	4,716,608
Lloyds TSB Bank Eurodollar Time Deposit 4.810% 05/11/2006	8,018,233	8,018,233
Marshall & Ilsley Bank Eurodollar Time Deposit 4.990% 06/23/2006	3,773,286	3,773,286
Nordea Bank Finland PLC Eurodollar Time Deposit 4.970% 05/30/2006	8,961,554	8,961,554
Rabobank Nederland Eurodollar Time Deposit 4.820% 05/01/2006	8,018,233	8,018,233
Rabobank Nederland Eurodollar Time Deposit 4.920% 06/12/2006	7,074,911	7,074,911
Royal Bank of Canada Eurodollar Time Deposit 4.765% 05/01/2006	9,433,215	9,433,215
Royal Bank of Canada Eurodollar Time Deposit 4.990% 06/27/2006	8,867,222	8,867,222
Royal Bank of Scotland Eurodollar Time Deposit 4.760% 05/08/2006	7,074,911	7,074,911

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Royal Bank of Scotland Eurodollar Time Deposit 4.810% 05/09/2006	$3,301,625	$3,301,625
Royal Bank of Scotland Eurodollar Time Deposit 4.870% 05/12/2006	6,131,590	6,131,590
Societe Generale Eurodollar Time Deposit 4.700% 05/05/2006	2,358,304	2,358,304
Societe Generale Eurodollar Time Deposit 4.780% 05/04/2006	9,433,215	9,433,215
Societe Generale Eurodollar Time Deposit 4.790% 05/10/2006	3,301,625	3,301,625
Standard Chartered Bank Eurodollar Time Deposit 5.000% 06/27/2006	4,716,608	4,716,608
Svenska Handlesbanken Eurodollar Time Deposit 4.820% 05/01/2006	18,599,212	18,599,212
The Bank of the West Eurodollar Time Deposit 4.940% 06/16/2006	6,131,590	6,131,590
UBS AG Eurodollar Time Deposit 4.940% 06/16/2006	9,433,215	9,433,215
UBS AG Eurodollar Time Deposit 4.950% 06/20/2006	3,773,286	3,773,286
Wells Fargo Eurodollar Time Deposit 4.860% 05/12/2006	7,074,911	7,074,911
Wells Fargo Eurodollar Time Deposit 4.870% 05/11/2006	2,358,304	2,358,304
Wells Fargo Eurodollar Time Deposit 4.900% 05/15/2006	4,716,608	4,716,608
		294,022,703
Commercial Paper — 14.8%
Alcoa, Inc. 4.930% 06/09/2006	11,527,000	11,465,436
Beethoven Funding Corp.(c) 4.770% 05/03/2006	3,100,000	3,099,179
Cadbury Schweppes Finance PLC(c) 4.960% 05/26/2006	1,770,000	1,763,903
Cadbury Schweppes Finance PLC(c) 5.010% 06/23/2006	10,000,000	9,926,242

	Principal Amount	Market Value
The Clorox Co.(c) 4.810% 05/15/2006	$3,000,000	$2,994,388
The Clorox Co.(c) 4.900% 05/22/2006	6,000,000	5,982,850
ConocoPhillips Co.(c) 4.920% 06/05/2006	4,805,000	4,782,016
Consolidated Natural Gas Co. 4.840% 05/05/2006	1,287,000	1,286,308
DaimlerChrysler North America Holding Corp. 4.920% 05/11/2006	800,000	798,907
DaimlerChrysler North America Holding Corp. 5.000% 05/18/2006	3,000,000	2,992,917
DaimlerChrysler North America Holding Corp. 5.080% 05/22/2006	4,000,000	3,988,147
Dow Jones & Co., Inc.(c) 4.750% 05/02/2006	4,215,000	4,214,444
Dow Jones & Co., Inc.(c) 4.880% 05/19/2006	2,000,000	1,995,120
Dow Jones & Co., Inc.(c) 4.900% 05/10/2006	3,000,000	2,996,325
Duke Energy Corp. 4.870% 05/05/2006	6,628,000	6,624,414
E.W. Scripps Co.(c) 4.820% 05/25/2006	9,900,000	9,868,188
Fortune Brands, Inc.(c) 4.760% 05/09/2006	6,000,000	5,993,653
Fortune Brands, Inc.(c) 4.770% 05/09/2006	1,735,000	1,733,161
Fortune Brands, Inc.(c) 5.000% 05/26/2006	4,000,000	3,986,111
General Mills, Inc.(c) 4.820% 05/04/2006	2,036,000	2,035,182
General Mills, Inc.(c) 5.010% 05/24/2006	7,638,000	7,613,552
Govco, Inc.(c) 4.840% 06/02/2006	4,760,000	4,739,522
International Lease Finance Corp. 4.890% 06/08/2006	5,985,000	5,954,107
ITT Industries, Inc.(c) 4.860% 05/18/2006	2,500,000	2,494,263
John Deere Capital Corp.(c) 4.780% 05/03/2006	3,000,000	2,999,203
John Deere Capital Corp.(c) 4.830% 05/11/2006	2,585,000	2,581,532
John Deere Capital Corp.(c) 4.920% 06/05/2006	4,975,000	4,951,203

	Principal Amount	Market Value
Kellogg Co.(c) 4.900% 06/09/2006	$1,207,000	$1,200,593
Kinder Morgan Energy Partners LP(c) 4.830% 05/08/2006	7,445,000	7,438,008
Kinder Morgan Energy Partners LP(c) 4.920% 05/11/2006	3,000,000	2,995,900
Monsanto Co.(c) 5.020% 06/28/2006	9,080,000	9,006,563
National Rural Utilities Cooperative Finance Corp. 4.840% 05/23/2006	8,995,000	8,968,395
New Center Asset Trust 4.810% 05/30/2006	10,000,000	9,961,253
Newell Rubbermaid, Inc.(c) 4.800% 05/04/2006	7,565,000	7,561,974
Pearson Holdings, Inc.(c) 4.960% 05/24/2006	5,840,000	5,821,494
Pearson Holdings, Inc. 5.000% 05/19/2006	5,500,000	5,486,250
Reed Elsevier, Inc.(c) 4.800% 05/02/2006	10,400,000	10,398,613
Sara Lee Corp.(c) 4.940% 06/12/2006	10,000,000	9,942,367
South Carolina Electric & Gas 4.820% 05/03/2006	2,500,000	2,499,331
South Carolina Electric & Gas 4.980% 05/26/2006	3,705,000	3,692,187
Textron Financial Corp. 4.770% 05/16/2006	3,970,000	3,962,110
Textron Financial Corp. 4.820% 05/10/2006	4,500,000	4,494,578
Verizon Global Funding Corp.(c) 4.900% 05/17/2006	6,000,000	5,986,933
The Walt Disney Co. 4.680% 05/01/2006	5,000,000	5,000,000
The Walt Disney Co. 4.800% 05/30/2006	3,000,000	2,988,400
The Walt Disney Co. 4.840% 05/31/2006	6,000,000	5,975,800
WellPoint, Inc. 4.860% 05/12/2006	9,277,000	9,263,220
WellPoint, Inc. 5.000% 06/21/2006	2,910,000	2,889,388

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Windmill Funding Corp.(c) 4.830% 06/01/2006	$5,000,000	$4,979,204
		250,372,834
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		544,395,537
TOTAL INVESTMENTS — 127.4% (Cost $2,192,868,133)(i)		2,158,737,503
Other Assets/ (Liabilities) — (27.4%)		(464,414,741)
NET ASSETS — 100.0%		$1,694,322,762

Notes to Portfolio of Investments

MTN - Medium Term Note

REIT - Real Estate Investment Trust

TBA - To be announced

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan. (Note 2).

(c)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities amounted to a value of $238,461,505 or 14.1% of net assets.

(d)  Security is currently in default.

(e)  This security is valued in good faith under procedures established by the board of trustees.

(f)  A portion of this security is purchased on a forward commitment basis. (Note 2).

(g)  This security is held as collateral for open futures contracts. (Note 2).

(h)  Represents investments of security lending collateral. (Note 2).

(i)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments

April 30, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 0.0%
COMMON STOCK — 0.0%
Financial Services — 0.0%
Contifinancial Corp. Liquidating Trust	114,845	$3,445
Telephone Utilities — 0.0%
Manitoba Telecom Services, Inc.(a)	1,909	75,700
TOTAL COMMON STOCK (Cost $138,242)		79,145
TOTAL EQUITIES (Cost $138,242)		79,145
	Principal Amount
BONDS & NOTES — 96.9%
ASSET BACKED SECURITIES — 0.8%
Financial Services — 0.8%
Chase Mortgage Finance Co., Series 2003-S11, Class 1A-1 5.000% 10/25/2033	$700,420	657,683
Mirant Mid-Atlantic LLC, Series A 8.625% 06/30/2012	667,304	714,850
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 6.700% 10/25/2028	5,172	5,165
Travelers Funding Ltd., Series 1A, Class A1(b) 6.300% 02/18/2014	1,912,849	1,923,179
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A2 4.230% 02/07/2015	127,890	126,931
TOTAL ASSET BACKED SECURITIES (Cost $3,484,672)		3,427,808
CORPORATE DEBT — 34.2%
Aerospace & Defense — 0.2%
Bombardier, Inc.(b) 6.300% 05/01/2014	200,000	184,500

	Principal Amount	Market Value
GenCorp, Inc. 9.500% 08/15/2013	$97,000	$104,760
Goodrich (B.F.) Co. 7.500% 04/15/2008	100,000	103,530
Moog, Inc. 6.250% 01/15/2015	230,000	222,525
TransDigm, Inc. 8.375% 07/15/2011	75,000	78,750
		694,065
Apparel, Textiles & Shoes — 0.5%
GFSI, Inc.(b) 11.000% 06/01/2011	325,000	308,750
Interface, Inc., Series B 9.500% 02/01/2014	300,000	312,000
Kellwood Co. 7.625% 10/15/2017	65,000	59,865
Kellwood Co. 7.875% 07/15/2009	200,000	200,197
Mohawk Industries, Inc., Series C 6.500% 04/15/2007	825,000	832,418
Phillips Van-Heusen Corp. 7.250% 02/15/2011	270,000	271,350
		1,984,580
Automotive & Parts — 1.2%
Affinia Group, Inc. 9.000% 11/30/2014	225,000	199,687
DaimlerChrysler North America Holding Corp. 4.050% 06/04/2008	100,000	97,064
DaimlerChrysler North America Holding Corp. 4.125% 03/07/2007	3,000,000	2,968,521
Ford Motor Co. 6.375% 02/01/2029	115,000	77,050
General Motors Corp.(a) 8.375% 07/15/2033	390,000	290,550
The Goodyear Tire & Rubber Co. 9.000% 07/01/2015	500,000	515,000
Keystone Automotive Operations, Inc. 9.750% 11/01/2013	150,000	135,750

	Principal Amount	Market Value
Tenneco Automotive, Inc.(a) 8.625% 11/15/2014	$450,000	$455,625
United Components, Inc. 9.375% 06/15/2013	265,000	259,700
		4,998,947
Banking, Savings & Loans — 2.0%
Ametek, Inc. 7.200% 07/15/2008	760,000	780,080
Bank of America Corp. 4.250% 10/01/2010	225,000	214,351
Capital One Bank 5.000% 06/15/2009	680,000	670,694
CIT Group, Inc. 3.650% 11/23/2007	850,000	829,001
CIT Group, Inc. 3.875% 11/03/2008	275,000	265,353
CIT Group, Inc. 7.375% 04/02/2007	75,000	76,359
Dollar Financial Group, Inc. 9.750% 11/15/2011	300,000	315,750
JP Morgan Chase & Co. 3.125% 12/11/2006	1,500,000	1,481,112
Kern River Funding Corp.(b) 4.893% 04/30/2018	152,600	144,759
MBNA Corp. 4.625% 09/15/2008	430,000	423,209
Simon Debartolo Group LP 7.125% 09/20/2007	500,000	510,042
SLM Corp. 5.625% 08/01/2033	160,000	144,180
SLM Corp., Series A MTN 4.000% 01/15/2009	1,000,000	961,409
Washington Mutual Bank 4.500% 08/25/2008	500,000	490,273
Wells Fargo & Co. 4.125% 03/10/2008	750,000	734,462
Wells Fargo & Co. 4.875% 01/12/2011	235,000	229,116
		8,270,150
Beverages — 0.8%
Anheuser-Busch Cos., Inc. 5.050% 10/15/2016	65,000	61,120

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Anheuser-Busch Cos., Inc. 6.500% 02/01/2043	$450,000	$461,457
Diageo Finance BV 3.000% 12/15/2006	2,000,000	1,972,524
Miller Brewing Co.(b) 4.250% 08/15/2008	275,000	267,962
National Wine and Spirits, Inc. 10.125% 01/15/2009	525,000	525,000
		3,288,063
Broadcasting, Publishing & Printing — 3.9%
American Greetings Corp. 6.100% 08/01/2028	1,060,000	1,071,925
Belo Corp. 7.125% 06/01/2007	558,000	562,650
Belo Corp. 8.000% 11/01/2008	750,000	781,837
British Sky Broadcasting PLC 6.875% 02/23/2009	750,000	774,250
Cablevision Systems Corp. 9.620% 04/01/2009	300,000	317,250
CCH I LLC 11.000% 10/01/2015	400,000	356,000
Clear Channel Communications, Inc. 6.000% 11/01/2006	1,500,000	1,503,379
Comcast Cable Communications, Inc. 6.200% 11/15/2008	850,000	864,693
Comcast Corp. 7.050% 03/15/2033	500,000	511,218
Cox Communications, Inc. 4.625% 01/15/2010	1,860,000	1,787,562
Cox Communications, Inc. 6.750% 03/15/2011	145,000	149,517
Cox Enterprises, Inc.(b) 4.375% 05/01/2008	460,000	446,897
Cox Enterprises, Inc.(b) 8.000% 02/15/2007	1,815,000	1,839,858
Dow Jones & Co., Inc. 3.875% 02/15/2008	1,400,000	1,364,952
Knight-Ridder, Inc. 7.125% 06/01/2011	170,000	176,810
Pearson, Inc.(b) 7.375% 09/15/2006	775,000	779,857
Shaw Communications, Inc. 8.250% 04/11/2010	225,000	237,656

	Principal Amount	Market Value
The Thomson Corp. 5.750% 02/01/2008	$1,130,000	$1,134,323
The Thomson Corp. 6.200% 01/05/2012	70,000	71,165
Time Warner, Inc. 6.150% 05/01/2007	500,000	503,533
USA Interactive 7.000% 01/15/2013	800,000	812,609
Vertis, Inc., Series B(a) 10.875% 06/15/2009	225,000	214,875
		16,262,816
Building Materials & Construction — 0.1%
Chemed Corp. 8.750% 02/24/2011	525,000	556,500
Chemicals — 1.3%
Airgas, Inc. 7.750% 09/15/2006	105,000	105,787
Chevron Phillips Chemical Co. LLC 5.375% 06/15/2007	1,550,000	1,549,064
Consolidated Container Co. LLC 10.750% 06/15/2009	200,000	188,000
Cytec Industries, Inc. 5.500% 10/01/2010	415,000	405,627
Geo Sub Corp. 11.000% 05/15/2012	500,000	502,500
Georgia Gulf Corp. 7.125% 12/15/2013	175,000	178,062
Graham Packaging Co.(a) 9.875% 10/15/2014	300,000	308,250
Huntsman LLC 11.625% 10/15/2010	217,000	244,125
International Flavors & Fragrances, Inc. 6.450% 05/15/2006	500,000	500,134
Lubrizol Corp. 5.875% 12/01/2008	315,000	316,522
Nova Chemicals Corp. 7.561% 11/15/2013	175,000	175,000
OM Group, Inc. 9.250% 12/15/2011	200,000	206,500
Praxair, Inc. 6.500% 03/01/2008	550,000	560,503
Rhodia SA 10.250% 06/01/2010	130,000	145,275
		5,385,349
Commercial Services — 1.4%
Allied Waste North America, Inc. 8.875% 04/01/2008	185,000	194,250

	Principal Amount	Market Value
Cadmus Communications Corp. 8.375% 06/15/2014	$300,000	$302,250
Cendant Corp. 6.875% 08/15/2006	75,000	75,260
Cenveo Corp. 7.875% 12/01/2013	200,000	193,500
Donnelley (R.R.) & Sons Co. 4.950% 05/15/2010	650,000	626,528
Ecolab, Inc. 6.875% 02/01/2011	135,000	141,554
Equifax, Inc. 4.950% 11/01/2007	625,000	619,710
Insurance Auto Auctions, Inc. 11.000% 04/01/2013	350,000	367,500
Invensys PLC(b) 9.875% 03/15/2011	350,000	369,250
Iron Mountain, Inc. 8.625% 04/01/2013	300,000	312,375
MSX International, Inc. 11.000% 10/15/2007	100,000	95,000
Rent-A-Center, Inc. 7.500% 05/01/2010	150,000	149,437
Rent-Way, Inc. 11.875% 06/15/2010	175,000	182,219
Republic Services, Inc. 6.750% 08/15/2011	485,000	505,744
Samsonite Corp. 8.875% 06/01/2011	300,000	318,000
Service Corp. International(b) 7.500% 06/15/2017	350,000	343,000
United Rentals North America, Inc. 7.750% 11/15/2013	300,000	301,500
Waste Services, Inc. 9.500% 04/15/2014	300,000	310,500
Williams Scotsman, Inc. 8.500% 10/01/2015	350,000	359,625
		5,767,202
Communications — 0.2%
Echostar DBS Corp.(b) 7.125% 02/01/2016	550,000	536,937
L-3 Communications Corp 6.375% 10/15/2015	275,000	266,750
		803,687

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Computer Integrated Systems Design — 0.2%
Activant Solutions, Inc.(b) 9.500% 05/01/2016	$150,000	$152,625
Activant Solutions, Inc.(b) 10.990% 04/01/2010	675,000	688,500
		841,125
Computer Programming Services — 0.1%
Electronic Data Systems Corp., Series B 6.500% 08/01/2013	290,000	290,611
Computer Related Services — 0.0%
GTECH Holdings Corp. 4.500% 12/01/2009	210,000	202,874
Data Processing & Preparation — 0.0%
Certegy, Inc. 4.750% 09/15/2008	50,000	46,064
Electric Utilities — 3.3%
AES Corp.(b) 8.750% 05/15/2013	175,000	189,437
AES Corp.(b) 9.000% 05/15/2015	55,000	59,950
Allegheny Energy Supply Co. LLC(b) 8.250% 04/15/2012	325,000	353,437
Appalachian Power Co., Series G 3.600% 05/15/2008	375,000	361,602
Centerpoint Energy, Inc. Series B 5.875% 06/01/2008	750,000	753,516
Centerpoint Energy, Inc. Series B 6.850% 06/01/2015	525,000	544,733
Dominion Resources, Inc. 4.125% 02/15/2008	385,000	376,033
Dominion Resources, Inc. 5.150% 07/15/2015	510,000	474,218
Duke Energy Field Services Corp. 7.875% 08/16/2010	255,000	275,474
Dynegy Holdings, Inc.(b) 8.375% 05/01/2016	115,000	114,425
Elwood Energy LLC 8.159% 07/05/2026	249,675	265,449
Entergy Gulf States, Inc. 5.250% 08/01/2015	425,000	387,785

	Principal Amount	Market Value
Exelon Corp. 4.900% 06/15/2015	$700,000	$643,759
FirstEnergy Corp., Series A 5.500% 11/15/2006	720,000	719,946
Homer City Funding LLC 8.734% 10/01/2026	590,040	672,646
Indianapolis Power & Light(b) 6.300% 07/01/2013	175,000	176,393
Ipalco Enterprises, Inc. 8.375% 11/14/2008	300,000	312,000
Kansas Gas & Electric Co. 5.647% 03/29/2021	355,000	333,853
MidAmerican Energy Holdings Co. 3.500% 05/15/2008	640,000	615,562
MidAmerican Funding LLC 6.750% 03/01/2011	725,000	756,421
Monongahela Power Co. 6.700% 06/15/2014	275,000	287,760
Nevada Power Co.(b) 5.950% 03/15/2016	350,000	337,858
Nevada Power Co., Series L 5.875% 01/15/2015	200,000	192,681
Niagara Mohawk Power Corp. Series G 7.750% 10/01/2008	150,000	157,241
NRG Energy, Inc. 7.375% 02/01/2016	150,000	151,313
PSEG Energy Holdings, Inc. 8.625% 02/15/2008	150,000	155,625
Tampa Electric Co. 5.375% 08/15/2007	565,000	564,224
Tenaska Alabama Partners, LP(b) 7.000% 06/30/2021	270,947	267,882
Tenaska Oklahoma(b) 6.528% 12/30/2014	326,905	314,414
TransAlta Corp. 5.750% 12/15/2013	1,000,000	975,351
Tri-State Generation & Transmission Association, Series 2003, Class A(b) 6.040% 01/31/2018	150,000	148,169

	Principal Amount	Market Value
Tri-State Generation & Transmission Association, Series 2003, Class B(b) 7.144% 07/31/2033	$290,000	$313,504
TXU Corp., Series P 5.550% 11/15/2014	190,000	176,562
Utilicorp., Inc. 9.950% 02/01/2011	175,000	193,813
Virginia Electric and Power Co. 5.375% 02/01/2007	330,000	329,720
Wisconsin Electric Power 3.500% 12/01/2007	560,000	544,341
		13,497,097
Electrical Equipment & Electronics — 0.7%
Anixter, Inc. 5.950% 03/01/2015	655,000	605,773
Avnet, Inc. 8.000% 11/15/2006	4,000	4,038
GrafTech International Ltd. 1.625% 01/15/2024	200,000	145,500
Telex Communications, Inc. 11.500% 10/15/2008	375,000	400,781
Thomas & Betts Corp., Series B MTN 6.390% 02/10/2009	1,500,000	1,528,223
		2,684,315
Energy — 2.5%
Atlas Pipeline Partners LP(b) 8.125% 12/15/2015	175,000	180,688
Australian Gas Light Co. Ltd.(b) 6.400% 04/15/2008	520,000	526,799
Basic Energy Services, Inc.(b) 7.125% 04/15/2016	200,000	197,500
Brigham Exploration Co.(a)(b) 9.625% 05/01/2014	600,000	600,000
Chesapeake Energy Corp. 6.500% 08/15/2017	250,000	238,750
Chesapeake Energy Corp. 6.875% 01/15/2016	250,000	246,250
Clayton William Energy 7.750% 08/01/2013	275,000	259,188

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Colonial Pipeline Co.(b) 7.630% 04/15/2032	$65,000	$76,772
Consolidated Natural Gas Co., Series C 6.250% 11/01/2011	275,000	280,854
El Paso Corp.(a) 7.875% 06/15/2012	200,000	207,000
Enbridge Energy Partners, LP 4.000% 01/15/2009	650,000	621,068
ENSCO International, Inc. 6.750% 11/15/2007	235,000	239,364
Enterprise Products Operating LP 7.500% 02/01/2011	110,000	116,944
Enterprise Products Operating LP, Series B 4.000% 10/15/2007	280,000	273,616
Exco Resources, Inc. 7.250% 01/15/2011	195,000	192,563
Gulf South Pipeline Co., LP(b) 5.050% 02/01/2015	250,000	233,837
Kinder Morgan Energy Partners LP 5.350% 08/15/2007	150,000	149,196
Kinder Morgan Energy Partners LP 6.300% 02/01/2009	1,500,000	1,527,041
Kiowa Power Partners LLC(b) 4.811% 12/30/2013	271,567	262,040
North American Energy Partners, Inc. 8.750% 12/01/2011	375,000	368,438
OAO Gazprom(b) 9.625% 03/01/2013	300,000	354,750
Piedmont Natural Gas Co., Series E 6.000% 12/19/2033	175,000	167,710
Plains All American Pipeline Co. 4.750% 08/15/2009	550,000	533,680
Plains All American Pipeline Co. 5.625% 12/15/2013	335,000	325,977
Pogo Producing Co. 6.625% 03/15/2015	350,000	339,500
Pogo Producing Co. 6.875% 10/01/2017	70,000	68,075
The Premcor Refining Group, Inc. 6.750% 05/01/2014	420,000	433,559

	Principal Amount	Market Value
Quicksilver Resources, Inc. 7.125% 04/01/2016	$400,000	$394,000
Transmontaigne, Inc. 9.125% 06/01/2010	310,000	334,025
Williams Cos., Inc. Series A 7.500% 01/15/2031	150,000	153,000
XTO Energy, Inc. 4.900% 02/01/2014	375,000	351,674
XTO Energy, Inc. 6.250% 04/15/2013	125,000	127,896
		10,381,754
Entertainment & Leisure — 0.6%
AMC Entertainment, Inc.(a)(b) 11.000% 02/01/2016	425,000	461,125
Diamond Jo LLC 8.750% 04/15/2012	400,000	400,000
Harrah's Operating Co., Inc. 5.500% 07/01/2010	250,000	247,059
Imax Corp.(a) 9.625% 12/01/2010	400,000	427,000
Liberty Media Corp. 3.500% 09/25/2006	555,000	549,530
Mohegan Tribal Gaming Authority 6.375% 07/15/2009	300,000	297,750
Park Place Entertainment Corp. 8.500% 11/15/2006	80,000	81,245
		2,463,709
Financial Services — 5.3%
ALH Finance LLC/ALH Finance Corp.(a) 8.500% 01/15/2013	400,000	392,000
American General Finance Corp. 5.875% 07/14/2006	175,000	175,261
American Honda Finance Corp.(b) 3.850% 11/06/2008	200,000	192,936
Archstone-Smith Operating Trust REIT 5.000% 08/15/2007	800,000	794,528
Berkshire Hathaway Finance Corp. 4.850% 01/15/2015	250,000	234,465
Boeing Capital Corp. 5.800% 01/15/2013	150,000	151,135

	Principal Amount	Market Value
Caterpillar Financial Services Corp. 3.000% 02/15/2007	$2,000,000	$1,965,974
Citigroup, Inc. 5.850% 12/11/2034	475,000	451,608
Countrywide Home Loans, Inc. 3.250% 05/21/2008	1,000,000	958,528
ERAC USA Finance Co.(b) 6.700% 06/01/2034	550,000	544,959
ERAC USA Finance Co.(b) 6.800% 02/15/2008	100,000	102,002
ERAC USA Finance Co.(b) 7.950% 12/15/2009	455,000	488,011
Ford Motor Credit Co. 7.375% 02/01/2011	250,000	226,615
Foster's Finance Corp.(b) 6.875% 06/15/2011	430,000	449,353
Franklin Resources, Inc. 3.700% 04/15/2008	1,675,000	1,621,539
General Electric Capital Corp. 4.250% 12/01/2010	270,000	256,781
General Motors Acceptance Corp. 6.150% 04/05/2007	850,000	834,178
General Motors Acceptance Corp. 7.750% 01/19/2010	900,000	885,122
Glencore Funding LLC(b) 6.000% 04/15/2014	600,000	565,801
The Goldman Sachs Group, Inc. 5.150% 01/15/2014	1,175,000	1,121,882
Household Finance Corp. 4.125% 12/15/2008	375,000	363,954
Household Finance Corp. 6.375% 10/15/2011	180,000	186,147
Inergy LP/Inergy Finance Corp.(b) 8.250% 03/01/2016	350,000	359,625
Insight Midwest LP/Insight Capital, Inc. 9.750% 10/01/2009	125,000	128,750
iStar Financial, Inc. REIT 7.000% 03/15/2008	575,000	588,210
iStar Financial, Inc. REIT, Series B 4.875% 01/15/2009	85,000	83,199

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
iStar Financial, Inc. REIT, Series B 5.700% 03/01/2014	$170,000	$164,324
Jefferies Group, Inc. 7.500% 08/15/2007	160,000	163,332
Kimco Realty Corp., Series B MTN 7.860% 11/01/2007	130,000	134,345
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 8.000% 12/15/2014	50,000	46,625
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., Series B 6.875% 11/01/2014	150,000	142,500
Mediacom LLC/ Mediacom Capital Corp. 9.500% 01/15/2013	300,000	306,750
Merrill Lynch & Co., Inc. 4.125% 01/15/2009	775,000	751,480
Molson Coors Capital Finance ULC 4.850% 09/22/2010	500,000	484,245
Mrs Fields Famous Brands LLC/Mrs Fields Financing Co., Inc.(a) 11.500% 03/15/2011	500,000	454,375
Nisource Finance Corp. 3.200% 11/01/2006	135,000	133,541
Pacific Energy Partners, LP/ Pacific Energy Finance Corp. 6.250% 09/15/2015	125,000	120,000
Pacific Energy Partners, LP/ Pacific Energy Finance Corp. 7.125% 06/15/2014	335,000	338,350
Senior Housing Properties Trust REIT 8.625% 01/15/2012	50,000	54,750
Simon Property Group LP 6.875% 11/15/2006	175,000	176,257
Simon Property Group LP REIT 4.875% 03/18/2010	575,000	558,934

	Principal Amount	Market Value
Sony Capital Corp.(b) 4.950% 11/01/2006	$45,000	$44,776
Sprint Capital Corp. 6.900% 05/01/2019	240,000	253,982
Telecom Italia Capital SA 6.000% 09/30/2034	500,000	446,221
Textron Financial Corp., Series E 2.690% 10/03/2006	155,000	153,409
United Dominion Realty Trust, Inc. REIT Series MTN 4.300% 07/01/2007	750,000	734,067
Universal City Florida Holding Co.(a) 8.375% 05/01/2010	150,000	154,500
Universal City Florida Holding Co. 9.430% 05/01/2010	50,000	51,500
Verizon Global Funding Corp. 4.375% 06/01/2013	900,000	820,553
Verizon Global Funding Corp. 6.125% 06/15/2007	500,000	503,841
Weingarten Realty Investors REIT Series A 4.857% 01/15/2014	720,000	668,666
		21,983,886
Food Retailers — 0.2%
Delhaize America, Inc. 9.000% 04/15/2031	250,000	285,322
The Kroger Co. 7.650% 04/15/2007	250,000	254,177
SuperValu, Inc. 7.875% 08/01/2009	425,000	444,513
		984,012
Foods — 0.6%
Campbell Soup Co. 5.500% 03/15/2007	1,125,000	1,127,266
Dean Foods Co. 6.900% 10/15/2017	100,000	99,500
General Mills, Inc. 2.625% 10/24/2006	800,000	790,011
Land O' Lakes, Inc. 8.750% 11/15/2011	150,000	156,375
Pinnacle Foods Holding Corp. 8.250% 12/01/2013	100,000	100,250

	Principal Amount	Market Value
Wornick Co. 10.875% 07/15/2011	$200,000	$207,000
		2,480,402
Forest Products & Paper — 1.1%
Abitibi- Consolidated, Inc.(a) 7.750% 06/15/2011	150,000	148,500
Abitibi- Consolidated, Inc.(a) 8.375% 04/01/2015	185,000	186,850
International Paper Co. 3.800% 04/01/2008	1,900,000	1,841,271
Newark Group, Inc. 9.750% 03/15/2014	290,000	273,325
Packaging Dynamics Finance Corp.(b) 10.000% 05/01/2016	625,000	635,938
Pregis Corp.(a)(b) 12.375% 10/15/2013	400,000	420,000
Rock-Tenn Co. 8.200% 08/15/2011	910,000	905,450
		4,411,334
Healthcare — 0.4%
Universal Health Services, Inc. 6.750% 11/15/2011	165,000	168,565
WellPoint Health Networks, Inc. 6.375% 06/15/2006	1,500,000	1,502,067
		1,670,632
Heavy Construction — 0.2%
K. Hovnanian Enterprises, Inc. 6.500% 01/15/2014	750,000	707,495
Heavy Machinery — 1.1%
Briggs & Stratton Corp. 7.250% 09/15/2007	325,000	332,313
Briggs & Stratton Corp. 8.875% 03/15/2011	555,000	610,500
Great Lakes Dredge & Dock Corp.(a) 7.750% 12/15/2013	160,000	150,800
Idex Corp. 6.875% 02/15/2008	135,000	136,699
Pentair, Inc. 7.850% 10/15/2009	570,000	605,576
Thermadyne Holdings Corp.(a) 9.250% 02/01/2014	300,000	274,500
Timken Co. 5.750% 02/15/2010	580,000	570,791

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Timken Co. 6.990% 11/01/2006	$500,000	$502,754
Timken Co., Series A 6.750% 08/21/2006	502,000	502,160
Toro Co. 7.800% 06/15/2027	190,000	205,510
York International Corp. 6.625% 08/15/2006	325,000	325,813
York International Corp. 6.700% 06/01/2008	365,000	372,980
		4,590,396
Home Construction, Furnishings & Appliances — 0.8%
D.R. Horton, Inc. 4.875% 01/15/2010	220,000	212,318
Johnson Controls, Inc. 6.300% 02/01/2008	575,000	581,404
Maytag Corp. 8.630% 11/15/2007	700,000	720,836
Miller (Herman), Inc. 7.125% 03/15/2011	525,000	542,636
Newell Rubbermaid, Inc. 4.000% 05/01/2010	290,000	271,328
Steelcase, Inc. 6.375% 11/15/2006	930,000	928,210
		3,256,732
Industrial – Diversified — 0.9%
American Standard, Inc. 7.375% 02/01/2008	852,000	874,074
American Standard, Inc. 7.625% 02/15/2010	100,000	105,158
Blyth, Inc. 7.900% 10/01/2009	555,000	555,000
Carlisle Companies, Inc. 7.250% 01/15/2007	775,000	780,832
Leucadia National Corp. 7.000% 08/15/2013	385,000	382,113
Leucadia National Corp. 7.750% 08/15/2013	300,000	312,000
Tekni-Plex, Inc.(b) 10.875% 08/15/2012	175,000	196,000
Tyco International Group SA 6.000% 11/15/2013	500,000	498,370
		3,703,547
Insurance — 0.0%
Humana, Inc. 7.250% 08/01/2006	100,000	100,291
Lodging — 0.4%
Hilton Hotels Corp. 7.200% 12/15/2009	85,000	88,351

	Principal Amount	Market Value
Hilton Hotels Corp. 7.625% 05/15/2008	$130,000	$134,495
Hilton Hotels Corp. 7.950% 04/15/2007	160,000	163,141
Intrawest Corp. 7.500% 10/15/2013	250,000	253,125
Majestic Star Casino LLC 9.500% 10/15/2010	250,000	266,250
MGM Mirage 6.750% 09/01/2012	230,000	227,700
MGM Mirage(b) 6.750% 04/01/2013	395,000	389,075
Station Casinos, Inc. 6.500% 02/01/2014	200,000	194,500
Station Casinos, Inc.(b) 6.625% 03/15/2018	100,000	95,125
		1,811,762
Manufacturing — 0.0%
Elgin National Industries, Inc., Series B 11.000% 11/01/2007	125,000	122,813
Medical Supplies — 0.4%
Bausch & Lomb, Inc. 6.950% 11/15/2007	135,000	137,288
Millipore Corp. 7.500% 04/01/2007	500,000	507,036
Thermo Electron Corp. 7.625% 10/30/2008	1,110,000	1,158,478
		1,802,802
Metals & Mining — 0.1%
Massey Energy Co.(b) 6.875% 12/15/2013	225,000	216,563
Trimas Corp. 9.875% 06/15/2012	260,000	243,750
		460,313
Prepackaged Software — 0.1%
Sungard Data Systems, Inc. 4.875% 01/15/2014	300,000	264,375
Real Estate — 0.2%
EOP Operating LP 6.750% 02/15/2008	545,000	554,973
First Industrial LP 7.600% 05/15/2007	175,000	178,302
		733,275
Restaurants — 0.6%
Aramark Services, Inc. 6.375% 02/15/2008	105,000	106,260

	Principal Amount	Market Value
Aramark Services, Inc. 7.000% 07/15/2006	$240,000	$240,678
Aramark Services, Inc. 7.100% 12/01/2006	1,500,000	1,512,585
Sbarro, Inc.(a) 11.000% 09/15/2009	325,000	334,750
VICORP Restaurants, Inc. 10.500% 04/15/2011	250,000	233,750
		2,428,023
Retail — 0.4%
Fred Meyer, Inc. 7.450% 03/01/2008	750,000	773,711
J.C. Penney Co., Inc. 7.950% 04/01/2017	140,000	157,194
The May Department Stores Co. 3.950% 07/15/2007	260,000	254,572
Neiman-Marcus Group, Inc.(b) 10.375% 10/15/2015	325,000	347,750
		1,533,227
Retail – Grocery — 0.1%
Albertson's, Inc. 7.500% 02/15/2011	250,000	255,781
Telephone Utilities — 0.6%
Cincinnati Bell, Inc. 8.375% 01/15/2014	350,000	357,875
Nextel Communications 7.375% 08/01/2015	300,000	313,193
Qwest Communications International, Inc. 7.250% 02/15/2011	150,000	150,938
Qwest Corp. 8.875% 03/15/2012	70,000	76,650
Rogers Wireless Communications, Inc. 7.250% 12/15/2012	45,000	46,631
Rogers Wireless Communications, Inc. 7.500% 03/15/2015	35,000	36,838
Rogers Wireless Communications, Inc. 8.000% 12/15/2012	45,000	47,250
SBC Communications, Inc. 6.125% 02/15/2008	372,000	374,418
SBC Communications, Inc. 6.150% 09/15/2034	750,000	706,439

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Verizon Virginia, Inc. Series A 4.625% 03/15/2013	$610,000	$550,577
		2,660,809
Transportation — 1.5%
Burlington Northern Santa Fe Corp. 6.750% 03/15/2029	490,000	514,643
Burlington Northern Santa Fe Corp. 7.875% 04/15/2007	750,000	766,016
Burlington Northern Santa Fe Corp., Series H 9.250% 10/01/2006	555,000	563,540
CNF, Inc. 8.875% 05/01/2010	85,000	93,125
CSX Corp. 6.250% 10/15/2008	250,000	254,516
CSX Corp. 7.450% 05/01/2007	634,000	646,393
Hornbeck Offshore Services, Inc., Series B 6.125% 12/01/2014	390,000	375,375
Norfolk Southern Corp. 6.000% 04/30/2008	375,000	379,041
Quality Distribution LLC/ QD Capital Corp. 9.568% 01/15/2012	270,000	269,325
Stanadyne Corp. 10.000% 08/15/2014	250,000	230,000
TTX Co.(b) 4.500% 12/15/2010	1,000,000	930,826
Union Pacific Corp. 7.375% 09/15/2009	750,000	791,664
Union Pacific Corp., Series E MTN 6.790% 11/09/2007	500,000	510,383
		6,324,847
Travel — 0.2%
Sabre Holdings Corp. 6.350% 03/15/2016	800,000	768,794
TOTAL CORPORATE DEBT (Cost $144,009,259)		141,474,456

	Principal Amount	Market Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.9%
Collateralized Mortgage Obligations
Financial Services — 4.9%
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A 5.000% 12/25/2033	$700,383	$657,647
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 4.567% 08/25/2034	435,973	425,037
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA 4.013% 07/25/2034	1,370,132	1,323,080
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 3.630% 09/25/2033	266,539	264,622
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 4.157% 02/25/2034	222,483	220,102
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24 4.500% 02/25/2033	139,530	138,908
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class A1 2.254% 01/15/2037	303,032	295,388
First Nationwide Trust, Series 2001-5, Class A1 6.750% 10/21/2031	456,425	460,251
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A1 5.033% 12/10/2035	124,431	124,121
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 4.609% 08/25/2034	481,788	480,635

	Principal Amount	Market Value
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A 4.583% 08/25/2034	$755,985	$751,581
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A6 3.787% 11/21/2034	2,975,000	2,825,658
MASTR Asset Securitization Trust, Series 2003-12, Class 6A1 5.000% 12/25/2033	1,158,262	1,087,646
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA 4.797% 07/25/2033	171,502	171,197
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA 4.124% 02/25/2034	122,524	122,060
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2 4.598% 02/25/2034	975,340	956,169
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A 5.288% 02/25/2034	33,636	33,913
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A 4.983% 03/25/2034	358,018	358,980
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 5.600% 06/25/2032	151,154	150,974
Structured Asset Securities Corp., Series 2003-30, Class 1A1 5.500% 10/25/2033	236,954	227,299

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Structured Asset Securities Corp., Series 2003-7H, Class A1II 6.500% 03/25/2033	$805,098	$804,572
Vendee Mortgage Trust, Series 1992-1, Class 2Z 7.750% 05/15/2022	56,794	59,569
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A 7.000% 03/25/2034	464,624	467,326
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A 6.500% 08/25/2034	264,456	266,512
Washington Mutual, Inc., Series 2003-S11, Class A1 5.000% 11/25/2033	988,221	927,916
Washington Mutual, Inc., Series 2004-AR14, Class A1 4.269% 01/25/2035	1,713,068	1,661,337
Washington Mutual, Inc., Series 2004-AR2, Class A 5.288% 04/25/2044	677,740	682,692
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 4.221% 09/25/2034	1,103,827	1,072,404
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 4.577% 12/25/2034	1,462,755	1,427,430
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2 4.109% 06/25/2035	1,575,256	1,538,518
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $20,499,882)		19,983,544

	Principal Amount	Market Value
SOVEREIGN DEBT OBLIGATIONS — 0.5%
Province of Ontario 4.750% 01/19/2016	$1,525,000	$1,440,916
United Mexican States 5.625% 01/15/2017	625,000	598,125
United Mexican States 8.375% 01/14/2011	100,000	110,000
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,232,268)		2,149,041
U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.6%
Federal Home Loan Mortgage Corporation (FHLMC) — 6.2% — 1.7%
Freddie Mac 4.000% 12/15/2009	7,500,000	7,213,872
Collateralized Mortgage Obligations — 0.0%
FHLMC, Series 2178, Class PB 7.000% 08/15/2029	146,636	150,355
Pass-Through Securities — 4.5%
FHLMC 5.000% 11/01/2018- 01/01/2020	2,365,302	2,301,803
FHLMC 5.500% 06/01/2017- 11/01/2031	16,101,734	15,957,358
FHLMC 6.000% 04/01/2017- 02/01/2018	60,333	61,000
FHLMC 7.000% 09/01/2031	15,553	15,999
FHLMC 7.500% 09/01/2024- 02/01/2030	98,077	102,622
Total Pass-Through Securities		18,438,782
Total Federal Home Loan Mortgage Corporation		25,803,009
Federal National Mortgage Association (FNMA) — 23.3% — 1.7%
Fannie Mae 3.875% 02/15/2010	7,300,000	6,973,114
Pass-Through Securities — 21.6%
FNMA 4.500% 09/01/2018	113,819	108,591

	Principal Amount	Market Value
FNMA 5.000% 03/01/2018- 09/01/2035	$11,736,325	$11,172,948
FNMA 5.500% 03/01/2017- 09/01/2035	26,412,493	25,842,010
FNMA 6.420% 11/01/2008	29,001	29,573
FNMA 6.500% 07/01/2016	30,632	31,316
FNMA 7.500% 04/01/2031- 06/01/2031	68,419	71,179
FNMA TBA(c) 4.500% 05/01/2021	9,700,000	9,233,945
FNMA TBA(c) 5.000% 05/01/2036	9,500,000	8,985,664
FNMA TBA(c) 5.500% 05/01/2036	34,887,000	33,878,549
Total Pass-Through Securities		89,353,775
Total Federal National Mortgage Corporation		96,326,889
Government National Mortgage Association (GNMA) — 0.1%
Pass-Through Securities
GNMA 7.000% 10/15/2027- 08/15/2032	192,324	200,266
GNMA 8.000% 08/15/2026- 03/15/2027	32,296	33,946
Total Pass-Through Securities		234,212
Other Agencies — 0.0%
Pass-Through Securities
New Valley Generation IV, TVA 4.687% 01/15/2022	94,141	91,737
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $124,392,918)		122,455,847
U.S. TREASURY OBLIGATIONS — 26.9%
U.S. Treasury Bonds — 11.3%
U.S. Treasury Bond(a) 3.000% 11/15/2007	16,100,000	15,650,961
U.S. Treasury Bond(a)(d)(e) 6.125% 08/15/2029	26,125,000	28,974,258
U.S. Treasury Bond 7.125% 02/15/2023	1,500,000	1,799,766
		46,424,985

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
U.S. Treasury Notes — 15.6%
U.S. Treasury Note(a) 3.375% 11/15/2008	$1,525,000	$1,470,910
U.S. Treasury Note(a) 3.375% 10/15/2009	11,130,000	10,596,978
U.S. Treasury Note 3.875% 05/15/2010	5,010,000	4,822,516
U.S. Treasury Note(a) 4.000% 02/15/2014	6,755,000	6,310,648
U.S. Treasury Note(a) 4.000% 02/15/2015	25,235,000	23,385,749
U.S. Treasury Note(a) 5.000% 02/15/2011	2,710,000	2,721,856
U.S. Treasury Note(a) 5.000% 08/15/2011	15,105,000	15,166,364
		64,475,021
TOTAL U.S. TREASURY OBLIGATIONS (Cost $114,488,159)		110,900,006
TOTAL BONDS & NOTES (Cost $409,107,158)		400,390,702
OPTIONS — 0.2%
Bear Stearns Co., Inc. Floor, Expires 10/01/2014	5,000,000	70,531
Goldman Swaption, Expires 4/14/2008, Strike 5.61	7,800,000	501,782
TOTAL OPTIONS (Cost $592,720)		572,313
TOTAL LONG TERM INVESTMENTS (Cost $409,838,120)		401,042,160
SHORT-TERM INVESTMENTS — 38.3%
Cash Equivalents — 21.9%(f)
Abbey National PLC Eurodollar Time Deposit 4.770% 05/03/2006	2,176,497	2,176,497
ABN Amro Bank NV Eurodollar Time Deposit 4.920% 05/30/2006	2,176,507	2,176,507
Banco Santander Central Hispano SA Commercial Paper 4.771% 05/02/2006	1,015,703	1,015,703
Banco Santander Central Hispano SA Commercial Paper 4.772% 05/03/2006	1,451,004	1,451,004

	Principal Amount	Market Value
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 4.950% 06/20/2006	$870,602	$870,602
Bank of America 4.770% 05/16/2006	1,116,479	1,116,479
Bank of America 4.970% 06/19/2006	1,305,903	1,305,903
Bank of Montreal Eurodollar Time Deposit 4.770% 05/02/2006	1,451,004	1,451,004
Bank of Nova Scotia Eurodollar Time Deposit 4.790% 05/10/2006	2,176,506	2,176,506
Bank of Nova Scotia Eurodollar Time Deposit 4.800% 05/11/2006	1,451,004	1,451,004
Barclays Eurodollar Time Deposit 4.770% 05/16/2006	2,466,706	2,466,706
Barclays Eurodollar Time Deposit 4.790% 05/10/2006	870,602	870,602
BNP Paribas Eurodollar Time Deposit 4.760% 05/02/2006	1,160,803	1,160,803
BNP Paribas Eurodollar Time Deposit 4.820% 05/05/2006	2,176,506	2,176,506
Branch Banker & Trust Eurodollar Time Deposit 4.850% 05/19/2006	2,176,506	2,176,506
Calyon Eurodollar Time Deposit 4.740% 05/09/2006	2,176,506	2,176,506
Calyon Eurodollar Time Deposit 4.910% 06/02/2006	2,176,506	2,176,506
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.970% 06/23/2006	1,451,004	1,451,004
Deutsche Bank Eurodollar Time Deposit 4.760% 05/01/2006	2,176,506	2,176,506
Dexia Group Eurodollar Time Deposit 4.755% 05/05/2006	1,451,004	1,451,004
Dexia Group Eurodollar Time Deposit 4.775% 05/04/2006	725,502	725,502
Federal Home Loan Bank Discount Note 4.668% 05/02/2006	703,815	703,815

	Principal Amount	Market Value
First Tennessee National Corporation Eurodollar Time Deposit 4.950% 06/19/2006	$1,451,004	$1,451,004
Fortis Bank Eurodollar Time Deposit 4.770% 05/01/2006	580,402	580,402
Fortis Bank Eurodollar Time Deposit 4.830% 05/08/2006	725,502	725,502
Fortis Bank Eurodollar Time Deposit 4.840% 05/12/2006	2,176,506	2,176,506
Fortis Bank Eurodollar Time Deposit 4.970% 06/22/2006	725,502	725,502
Freddie Mac Discount Note 4.711% 05/03/2006	254,698	254,698
General Electric Capital Corp. Commercial Paper 4.727% 05/09/2006	2,879,324	2,879,324
Harris NA Eurodollar Time Deposit 4.900% 05/23/2006	1,451,004	1,451,004
HBOS Halifax Bank of Scotland Certificate of Deposit 4.789% 07/10/2006	1,451,004	1,451,004
Lloyds TSB Bank Eurodollar Time Deposit 4.810% 05/11/2006	2,466,706	2,466,706
Marshall & Ilsley Bank Eurodollar Time Deposit 4.990% 06/23/2006	1,160,803	1,160,803
Nordea Bank Finland PLC Eurodollar Time Deposit 4.970% 05/30/2006	2,756,907	2,756,907
Rabobank Nederland Eurodollar Time Deposit 4.820% 05/01/2006	2,466,706	2,466,706
Rabobank Nederland Eurodollar Time Deposit 4.920% 06/12/2006	2,176,506	2,176,506
Royal Bank of Canada Eurodollar Time Deposit 4.765% 05/01/2006	2,902,008	2,902,008
Royal Bank of Canada Eurodollar Time Deposit 4.990% 06/27/2006	2,727,887	2,727,887
Royal Bank of Scotland Eurodollar Time Deposit 4.760% 05/08/2006	2,176,506	2,176,506

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Royal Bank of Scotland Eurodollar Time Deposit 4.810% 05/09/2006	$1,015,703	$1,015,703
Royal Bank of Scotland Eurodollar Time Deposit 4.870% 05/12/2006	1,886,305	1,886,305
Societe Generale Eurodollar Time Deposit 4.700% 05/05/2006	725,502	725,502
Societe Generale Eurodollar Time Deposit 4.780% 05/04/2006	2,902,008	2,902,008
Societe Generale Eurodollar Time Deposit 4.790% 05/10/2006	1,015,703	1,015,703
Standard Chartered Bank Eurodollar Time Deposit 5.000% 06/27/2006	1,451,004	1,451,004
Svenska Handlesbanken Eurodollar Time Deposit 4.820% 05/01/2006	5,721,809	5,721,809
The Bank of the West Eurodollar Time Deposit 4.940% 06/16/2006	1,886,305	1,886,305
UBS AG Eurodollar Time Deposit 4.940% 06/16/2006	2,902,008	2,902,008
UBS AG Eurodollar Time Deposit 4.950% 06/20/2006	1,160,803	1,160,803
Wells Fargo Eurodollar Time Deposit 4.860% 05/12/2006	2,176,506	2,176,506
Wells Fargo Eurodollar Time Deposit 4.870% 05/11/2006	725,502	725,502
Wells Fargo Eurodollar Time Deposit 4.900% 05/15/2006	1,451,004	1,451,004
		90,452,312
Commercial Paper — 16.4%
Burlington Northern Santa Fe Corp.(b) 4.850% 05/01/2006	6,000,000	6,000,000
Cadbury Schweppes Finance PLC(b) 4.900% 05/10/2006	5,465,000	5,458,305
Centex Corp. 4.840% 05/05/2006	6,000,000	5,996,774
DaimlerChrysler North America Holding Corp. 4.970% 05/11/2006	3,382,000	3,377,331

	Principal Amount	Market Value
Dominion Resources, Inc.(b) 4.860% 05/09/2006	$4,539,000	$4,534,098
Duke Energy Corp. 4.820% 05/03/2006	1,870,000	1,869,499
General Mills, Inc.(b) 4.950% 05/15/2006	4,328,000	4,319,669
ITT Industries, Inc.(b) 4.850% 05/02/2006	5,785,000	5,784,221
Kinder Morgan Energy Partners, LP 5.000% 05/11/2006	776,000	774,922
Newell Rubbermaid, Inc. 4.850% 05/03/2006	5,262,000	5,260,582
Pearson Holdings, Inc. 5.000% 05/19/2006	7,700,000	7,680,750
Ryder System, Inc. 4.850% 05/04/2006	5,945,000	5,942,597
Textron Financial Corp. 4.860% 05/08/2006	5,717,000	5,711,597
WellPoint, Inc.(b) 4.870% 05/12/2006	5,167,000	5,159,311
		67,869,656
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		158,321,968
TOTAL INVESTMENTS — 135.4% (Cost $568,160,088)(g)		559,364,128
Other Assets/ (Liabilities) — (35.4%)		(146,082,408)
NET ASSETS — 100.0%		$413,281,720

Notes to Portfolio of Investments

MTN - Medium Term Note

REIT - Real Estate Investment Trust

TBA - To be announced

(a)  Denotes all or a portion of security on loan. (Note 2).

(b)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities amounted to a value of $50,389,398 or 12.2% of net assets.

(c)  A portion of this security is purchased on a forward commitment basis. (Note 2).

(d)  All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).

(e)  This security is held as collateral for open futures contracts. (Note 2).

(f)  Represents investments of security lending collateral. (Note 2).

(g)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments

April 30, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 3.5%
COMMON STOCK — 3.2%
Advertising — 0.0%
Monster Worldwide, Inc.(a)(b)	1,040	$59,696
Automotive & Parts — 0.0%
DaimlerChrysler AG Registered	900	49,085
Ford Motor Co.(b)	6,690	46,495
		95,580
Banking, Savings & Loans — 0.2%
Bank of America Corp.	1,140	56,909
Beverly Hills Bancorp, Inc.	20,900	217,360
BNP Paribas SA	560	52,651
First Horizon National Corp.	1,260	53,449
JP Morgan Chase & Co.	1,240	56,271
Lloyds TSB Group PLC	5,420	52,450
Wachovia Corp.(b)	930	55,660
Washington Mutual, Inc.	1,220	54,973
		599,723
Broadcasting, Publishing & Printing — 0.1%
Liberty Global, Inc. Cl. A(a)	4,872	100,899
Liberty Global, Inc. Cl. C(a)	4,872	97,294
Pagesjuanes	1,850	53,201
		251,394
Building Materials & Construction — 0.0%
Louisiana- Pacific Corp.(b)	1,900	52,402
Chemicals — 0.1%
Bayer AG	1,290	59,253
Eastman Chemical Co.	1,010	54,894
Engelhard Corp.	1,311	50,356
Mitsui Chemicals, Inc.	7,000	50,560
		215,063
Commercial Services — 0.1%
Allied Waste Industries, Inc.(a)(b)	4,150	58,764
Ryder System, Inc.(b)	1,160	60,494
		119,258
Communications — 0.5%
Avaya, Inc.(a)	4,550	54,600

	Number of Shares	Market Value
Deutsche Telekom AG(b)	3,080	$55,236
Loral Space & Communications(a)	4,805	136,606
NTL, Inc.(a)(b)	34,168	938,937
		1,185,379
Electric Utilities — 0.0%
Mirant Corp.(a)(b)	488	11,985
Electrical Equipment & Electronics — 0.1%
Electrocomponents PLC	10,640	51,481
Fujikura, Ltd.	4,000	45,989
Nvidia Corp.(a)	1,800	52,596
Rolls-Royce Group PLC(a)	6,640	57,204
		207,270
Electronics — 0.0%
Sanyo Electric Co. Ltd.	19,000	50,219
Energy — 0.2%
Anadarko Petroleum Corp.	500	52,410
Ashland, Inc.	740	48,707
ConocoPhillips	811	54,256
El Paso Corp.	5,800	74,878
Marathon Oil Corp.(b)	677	53,727
Nippon Mining Holdings, Inc.	6,000	55,240
Occidental Petroleum Corp.	550	56,507
Schlumberger Ltd.(b)	820	56,695
Showa Shell Sekiyu KK	4,580	56,684
TonenGeneral Sekiyu KK(b)	4,852	52,537
Valero Energy Corp.	880	56,971
		618,612
Financial Services — 0.9%
CIT Group, Inc.	940	50,769
Countrywide Financial Corp.(b)	1,430	58,144
Deutsche Boerse AG	360	51,803
E*TRADE Financial Corp.(a)	1,950	48,516
Euronext	640	56,894
The Goldman Sachs Group, Inc.	330	52,896
Janus Capital Group, Inc.	2,220	43,201
JFE Holdings, Inc.	1,290	49,868
Lehman Brothers Holdings, Inc.	360	54,414

	Number of Shares	Market Value
London Stock Exchange PLC	2,850	$63,791
Man Group PLC	1,210	55,318
Merrill Lynch & Co., Inc.	660	50,332
Nikko Cordial Corp.	3,000	48,992
Societe Generale Cl. A	350	53,204
SPDR Trust Series 1(b)	11,300	1,483,690
The Bear Stearns Companies, Inc.(b)	370	52,729
		2,274,561
Healthcare — 0.0%
Express Scripts, Inc.(a)	590	46,103
Heavy Construction — 0.0%
Barratt Developments PLC	2,830	50,766
Technip SA	760	47,055
		97,821
Heavy Machinery — 0.1%
Amada Co. Ltd.	4,770	51,941
Hochtief AG	920	62,587
		114,528
Home Construction, Furnishings & Appliances — 0.2%
Centex Corp.(b)	840	46,704
D.R. Horton, Inc.	1,540	46,231
KB Home(b)	800	49,256
Lennar Corp. Cl. A	870	47,789
Persimmon PLC	2,250	53,302
Pulte Homes, Inc.(b)	1,370	51,170
Walter Industries, Inc.(b)	2,200	145,926
		440,378
Industrial Services — 0.0%
MAN AG	750	56,536
Suez SA	1,320	51,770
		108,306
Insurance — 0.1%
Aon Corp.	1,270	53,226
AXA SA	1,490	54,188
Chubb Corp.	1,080	55,663
Legal & General Group PLC	20,930	52,442
Prudential Financial, Inc.	690	53,910
Royal & Sun Alliance Insurance Group PLC	21,340	53,294
		322,723

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Machinery & Components — 0.0%
Cummins, Inc.	500	$52,250
Deere & Co.	650	57,057
		109,307
Metals & Mining — 0.3%
Allegheny Technologies, Inc.	840	58,246
Anglo American PLC	1,340	56,971
Arcelor	1,320	54,024
Daido Steel Co. Ltd.	5,100	46,533
Freeport-McMoRan Copper & Gold, Inc. Cl. B	850	54,893
Kobe Steel, Ltd.	13,570	45,907
Mitsubishi Materials Corp.	9,730	52,283
Nucor Corp.(b)	480	52,234
Phelps Dodge Corp.	620	53,438
Sumitomo Metal Industries Ltd.	11,810	49,549
ThyssenKrupp AG	1,800	59,037
United States Steel Corp.(b)	840	57,540
		640,655
Pharmaceuticals — 0.1%
Charles River Laboratories International, Inc.(a)	1,700	80,325
Merck & Co., Inc.	1,470	50,597
		130,922
Real Estate — 0.1%
Gecina SA	390	50,950
Great Portland Estates PLC	6,150	50,568
Hammerson PLC	2,410	50,750
Land Securities Group PLC	1,550	51,989
Unibail(b)	290	50,274
		254,531
Restaurants — 0.0%
Wendy's International, Inc.	850	52,513
Tobacco — 0.0%
Reynolds American, Inc.(b)	490	53,729
Transportation — 0.1%
Associated British Ports Holdings PLC	4,140	54,696
Burlington Northern Santa Fe Corp.	610	48,513

	Number of Shares	Market Value
Kawasaki Kisen Kaisha Ltd.	8,810	$55,173
Nippon Yusen Kabushiki Kaish	8,000	48,838
Norfolk Southern Corp.	940	50,760
TUI AG(b)	2,650	56,156
		314,136
Water Companies — 0.0%
United Utilities PLC	4,340	52,665
TOTAL COMMON STOCK (Cost $7,728,804)		8,479,459
PREFERRED STOCK — 0.3%
Automotive & Parts — 0.0%
Volkswagen AG	950	52,447
Broadcasting, Publishing & Printing — 0.1%
Paxson Communications(a)	16	143,600
Electric Utilities — 0.0%
RWE AG	660	51,211
Electrical Equipment & Electronics — 0.1%
Loral Skynet Corp.(a)(b)	633	125,967
Financial Services — 0.1%
Pennsylvania Real Estate Investment Trust	2,000	110,700
Sovereign Real Estate Investment Corp. REIT(a)(c)	200	270,000
		380,700
TOTAL PREFERRED STOCK (Cost $632,510)		753,925
TOTAL EQUITIES (Cost $8,361,314)		9,233,384
WARRANTS — 0.0%
Financial Services
Mirant Americas Generation, Inc.(a)	86,000	0
Orion Network Systems, Inc. Escrow(a)	446,000	4,460
		4,460
TOTAL WARRANTS (Cost $0)		4,460

	Principal Amount	Market Value
BONDS & NOTES — 88.6%
ASSET BACKED SECURITIES — 0.5%
Financial Services — 0.5%
Capital Auto Receivables Asset Trust, Series 2004-2, Class A3 3.580% 01/15/2009	$180,000	$176,175
Consumer Credit Reference IDX Securities Program, Series 2002-2A, Class FX(c) 10.421% 03/22/2007	559,000	571,723
Daimler Chrysler Auto Trust, Series 2004-C, Class A2 2.620% 06/08/2007	7,953	7,950
Daimler Chrysler Auto Trust, Series 2005-A, Class A2 3.170% 09/08/2007	48,314	48,231
Ford Credit Auto Owner Trust, Series 2005-A, Class A3 3.480% 11/15/2008	130,000	128,375
Goldman Sachs Asset Management CBO Ltd., Series 1A, Class D(c) 12.540% 06/13/2011	238,045	2,380
Green Tree Financial Corp., Series 1997-5, Class M1 6.950% 05/15/2029	186,000	145,883
Honda Auto Receivables Owner Trust, Series 2005-1, Class A2 3.210% 05/21/2007	16,415	16,389
Mirant Mid-Atlantic LLC, Series A 8.625% 06/30/2012	163,119	174,741
SSB RV Trust, Series 2001-1, Class B 6.640% 04/15/2018	93,000	94,221

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Wells Fargo Home Equity Trust, Series 2004-2, Class AI1B 2.940% 02/25/2018	$47,616	$47,333
TOTAL ASSET BACKED SECURITIES (Cost $1,498,802)		1,413,401
CORPORATE DEBT — 35.1%
Advertising — 0.2%
Lamar Media Corp. 6.625% 08/15/2015	324,000	315,090
Vertis, Inc. 9.750% 04/01/2009	284,000	288,260
		603,350
Aerospace & Defense — 0.2%
Alliant Techsystems, Inc. 6.750% 04/01/2016	125,000	123,437
BE Aerospace, Inc. 8.875% 05/01/2011	71,000	74,195
DRS Technologies, Inc. 6.625% 02/01/2016	100,000	99,000
DRS Technologies, Inc.(b) 7.625% 02/01/2018	45,000	46,181
TransDigm, Inc. 8.375% 07/15/2011	116,000	121,800
		464,613
Air Transportation — 0.0%
ATA Holdings Corp.(d) 0.000% 02/01/2009	382,000	15,280
PHI, Inc.(c) 7.125% 04/15/2013	75,000	74,250
		89,530
Apparel, Textiles & Shoes — 0.4%
Collins & Aikman Floor Cover Co. 9.750% 02/15/2010	71,000	67,450
INVISTA(c) 9.250% 05/01/2012	220,000	234,850
Levi Strauss & Co. 9.740% 04/01/2012	320,000	333,200
Levi Strauss & Co. 9.750% 01/15/2015	140,000	147,700
Quiksilver, Inc. 6.875% 04/15/2015	100,000	96,500
Russell Corp. 9.250% 05/01/2010	93,000	97,185
		976,885

	Principal Amount	Market Value
Automotive & Parts — 0.6%
Asbury Automotive Group, Inc. 9.000% 06/15/2012	$220,000	$227,150
Eagle-Picher Industries, Inc.(d) 9.750% 09/01/2013	28,000	16,800
Ford Motor Co.(b) 7.450% 07/16/2031	100,000	73,000
General Motors Corp.(b) 8.375% 07/15/2033	100,000	74,500
The Goodyear Tire & Rubber Co. 7.857% 08/15/2011	219,000	215,715
The Goodyear Tire & Rubber Co. 9.000% 07/01/2015	190,000	195,700
Tenneco Automotive, Inc.(b) 8.625% 11/15/2014	249,000	252,112
Tenneco Automotive, Inc. 10.250% 07/15/2013	116,000	128,470
TRW Automotive, Inc. 9.375% 02/15/2013	73,000	78,475
Visteon Corp. 7.000% 03/10/2014	75,000	60,000
Visteon Corp.(b) 8.250% 08/01/2010	250,000	224,375
		1,546,297
Banking, Savings & Loans — 4.0%
Alamosa Delaware, Inc. 12.500% 02/01/2011	209,000	225,720
Banco Hipotecario SA(c) 9.750% 04/27/2016	330,000	334,950
Bank Plus Corp. 12.000% 07/18/2007	155,000	165,850
Bankunited Capital Trust Preferred 10.250% 12/31/2026	375,000	405,000
Barclays Bank PLC, RUB(e) 0.000% 08/18/2008	132,000,000	4,226,570
Di Finance/Dyncorp International, Series B 9.500% 02/15/2013	155,000	161,975
European Investment Bank, JPY(e) 1.900% 01/26/2026	51,000,000	419,073
HSBC Bank PLC 0.000% 01/12/2010	800,000	546,480
ING Bank NV(c) 11.890% 12/30/2009	290,000	69,987

	Principal Amount	Market Value
Inter-American Development Bank 0.000% 12/08/2009	$250,000	$109,670
JP Morgan Chase Bank(c) 0.000% 11/30/2012	367,142	266,765
JP Morgan Chase Bank 0.000% 01/05/2016	1,979,004	754,198
JP Morgan Jersey, Ltd., Series G, MTN, BRL(e) 0.000% 01/02/2015	2,170,000	319,705
JSG Funding PLC 7.750% 04/01/2015	90,000	83,250
JSG Funding PLC 9.625% 10/01/2012	119,000	125,545
Kuznetski Capital for Bank of Moscow(c) 7.375% 11/26/2010	485,000	497,125
Skynet Corp.(b) 14.000% 10/15/2015	77,000	91,052
Tronox Worldwide/Finance(c) 9.500% 12/01/2012	130,000	136,500
UBS AG(c) 8.400% 02/10/2016	480,000	480,000
UBS Luxembourg SA 6.230% 02/11/2015	690,000	687,999
Vanguard Health(b) 0.000% 10/01/2015	400,000	295,000
Western Financial Bank Corp. 9.625% 05/15/2012	142,000	159,040
		10,561,454
Beverages — 0.1%
Argentine Beverages Financial Trust(c) 7.375% 03/22/2012	135,000	135,000
Constellation Brands, Inc. 8.125% 01/15/2012	75,000	78,000
		213,000
Broadcasting, Publishing & Printing — 2.8%
Adelphia Communications Corp.(d) 8.125% 07/15/2033	80,000	37,400
Adelphia Communications Corp.(b)(d) 8.375% 02/01/2008	164,000	77,490

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Adelphia Communications Corp.(b)(d) 10.250% 06/15/2011	$100,000	$50,750
Adelphia Communications Corp., Series B(d) 9.250% 10/01/2032	235,000	109,862
Allbritton Communications Co. 7.750% 12/15/2012	204,000	204,510
American Media Operations, Inc. 10.250% 05/01/2009	150,000	141,000
Block Communications, Inc.(c) 8.250% 12/15/2015	90,000	87,975
CCH II Holdings LLC(c) 10.250% 09/15/2010	245,000	245,919
CCH II LLC/Charter Communications Holdings II Capital Corp. 10.250% 09/15/2010	200,000	201,500
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.(c) 8.375% 04/30/2014	871,000	875,355
CSC Holdings, Inc. 7.625% 04/01/2011	256,000	260,480
CSC Holdings, Inc. 7.625% 07/15/2018	200,000	200,000
Dex Media Inc. 0.000% 11/15/2013	200,000	170,000
Dex Media, Inc. 8.000% 11/15/2013	667,000	684,509
Emmis Operating Co. 6.875% 05/15/2012	104,000	101,270
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 03/01/2014	75,000	76,125
Granite Broadcasting Corp.(b) 9.750% 12/01/2010	117,000	105,885
Lin Television Corp. 6.500% 05/15/2013	122,000	112,850
Mediacom Broadband LLC 8.500% 10/15/2015	75,000	73,875
Medianews Group, Inc. 6.875% 10/01/2013	375,000	343,125

	Principal Amount	Market Value
Paxson Communications(c) 11.318% 01/15/2013	$165,000	$166,650
Primedia, Inc. 8.000% 05/15/2013	183,000	165,615
Primedia, Inc. 8.875% 05/15/2011	200,000	192,500
Radio One, Inc. 8.875% 07/01/2011	108,000	113,130
RH Donnelley Corp. 6.875% 01/15/2013	200,000	186,000
RH Donnelley Corp.(c) 6.875% 01/15/2013	220,000	204,600
RH Donnelley Corp. Series 6(c) 6.875% 01/15/2013	395,000	367,350
RH Donnelley Corp. Series 6(c) 8.875% 01/15/2016	570,000	586,387
Shaw Communications, Inc., Series B 8.540% 09/30/2027	543,000	492,389
Sinclair Broadcast Group, Inc. 8.000% 03/15/2012	625,000	635,937
		7,270,438
Building Materials & Construction — 0.1%
Nortek, Inc. 8.500% 09/01/2014	200,000	205,000
Omnicare, Inc. 6.750% 12/15/2013	50,000	49,437
Omnicare, Inc. 6.875% 12/15/2015	65,000	64,269
		318,706
Chemicals — 1.4%
ALROSA Finance SA(c) 8.875% 11/17/2014	700,000	793,625
ALROSA Finance SA, Series Reg S 8.875% 11/17/2014	300,000	339,960
Chemtura Corp. 6.875% 06/01/2016	100,000	99,712
Church & Dwight Co., Inc. 6.000% 12/15/2012	150,000	144,750
Equistar Chemicals, LP/Equistar Funding Corp. 8.750% 02/15/2009	206,000	215,527

	Principal Amount	Market Value
Equistar Chemicals, LP/Equistar Funding Corp. 10.625% 05/01/2011	$99,000	$107,910
Graham Packaging Co.(b) 9.875% 10/15/2014	386,000	396,615
Huntsman International LLC(b)(c) 8.125% 01/01/2015	199,000	199,497
Huntsman International LLC 10.125% 07/01/2009	326,000	331,705
Huntsman International LLC 11.500% 07/15/2012	71,000	81,295
Ineos Group Holdings PLC(c) 8.500% 02/15/2016	350,000	332,500
Innophos, Inc. 8.875% 08/15/2014	200,000	206,000
Lyondell Chemical Co. 10.500% 06/01/2013	75,000	83,906
Lyondell Chemical Co., Series A 9.625% 05/01/2007	276,000	285,315
Rhodia SA 10.250% 06/01/2010	31,000	34,642
		3,652,959
Commercial Services — 1.5%
Aleris International, Inc. 10.375% 10/15/2010	95,000	104,262
Allied Waste North America, Inc. 7.250% 03/15/2015	20,000	20,350
Allied Waste North America, Inc. 8.875% 04/01/2008	615,000	645,750
Allied Waste North America, Inc. 9.250% 09/01/2012	16,000	17,240
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(c) 7.576% 05/15/2014	25,000	25,719
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(c) 7.750% 05/15/2016	60,000	61,200
Cenveo Corp. 7.875% 12/01/2013	100,000	96,750
Comforce Operating, Inc. 12.000% 12/01/2007	179,000	176,315

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Corrections Corp. of America 6.250% 03/15/2013	$125,000	$119,062
Covalence Specialty Materials Corp.(b)(c) 10.250% 03/01/2016	37,000	38,110
Hanover Compressor Co. 8.625% 12/15/2010	200,000	208,500
Hertz Corp.(c) 8.875% 01/01/2014	255,000	270,937
Hertz Corp.(b)(c) 10.500% 01/01/2016	95,000	105,094
Inland Fiber Group LLC(d) 9.625% 11/15/2007	186,000	118,110
Iron Mountain, Inc. 7.750% 01/15/2015	68,000	69,020
Quebecor World Capital Corp.(c) 8.750% 03/15/2016	60,000	58,003
Red Arrow International Leasing PLC, RUB(e) 8.375% 06/30/2012	7,660,000	284,830
Red Arrow International Leasing PLC, RUB(e) 11.000% 06/30/2012	5,750,000	216,510
Rent-A-Center, Inc. 7.500% 05/01/2010	100,000	99,625
Rotech Healthcare, Inc.(b) 9.500% 04/01/2012	194,000	160,535
Standard Parking Corp. 9.250% 03/15/2008	182,000	178,360
United Rentals North America, Inc.(b) 7.000% 02/15/2014	591,000	568,837
Universal Compression, Inc. 7.250% 05/15/2010	119,000	120,190
Valor Telecommunications Enterprises LLC/ Finance Corp. 7.750% 02/15/2015	60,000	62,400
		3,825,709
Communications — 0.9%
American Tower Corp. 7.500% 05/01/2012	153,000	156,825
Echostar DBS Corp. 6.625% 10/01/2014	312,000	300,690
Echostar DBS Corp.(c) 7.125% 02/01/2016	100,000	97,625

	Principal Amount	Market Value
Intelsat Subsidiary Holding Co., Ltd. 8.875% 01/15/2015	$140,000	$145,600
L-3 Communications Corp 6.375% 10/15/2015	185,000	179,450
L-3 Communications Corp. 5.875% 01/15/2015	149,000	140,060
L-3 Communications Corp. 6.125% 01/15/2014	100,000	96,000
Lucent Technologies, Inc. 6.450% 03/15/2029	601,000	533,387
PanAmSat Corp. 9.000% 08/15/2014	253,000	265,966
PanAmSat Holding Corp. 0.000% 11/01/2014	75,000	54,187
Time Warner Telecom Holdings, Inc. 9.250% 02/15/2014	440,000	468,600
		2,438,390
Computer Integrated Systems Design — 0.0%
Activant Solutions, Inc.(c) 9.500% 05/01/2016	40,000	40,700
Computer Related Services — 0.0%
Seagate Technology HDD Holdings Corp. 8.000% 05/15/2009	82,000	84,460
Computers & Information — 0.0%
Solectron Corp.(c) 8.000% 03/15/2016	85,000	86,062
Containers — 0.2%
Ball Corp. 6.625% 03/15/2018	225,000	218,531
Crown Americas, Inc.(c) 7.750% 11/15/2015	205,000	210,637
		429,168
Cosmetics & Personal Care — 0.1%
Elizabeth Arden, Inc. 7.750% 01/15/2014	175,000	178,062
Electric Utilities — 1.5%
AES Corp.(c) 8.750% 05/15/2013	402,000	435,165
AES Red Oak LLC, Series A 8.540% 11/30/2019	104,091	113,199
CMS Energy Corp. 8.500% 04/15/2011	93,000	99,859

	Principal Amount	Market Value
Dynegy Holdings, Inc.(c) 8.375% 05/01/2016	$120,000	$119,400
Edison Mission Energy Corp. 9.875% 04/15/2011	71,000	80,052
Eletropaulo Metropolitana de Sao Paulo SA(c) 19.125% 06/28/2010	325,000	176,815
Midwest Generation LLC 8.750% 05/01/2034	309,000	333,720
Mirant Americas Generation, Inc. 8.300% 05/01/2011	500,000	516,250
Mirant Americas Generation, Inc. 8.500% 10/01/2021	100,000	101,250
Mirant Americas Generation, Inc. 9.125% 05/01/2031	100,000	105,125
National Power Corp. 9.625% 05/15/2028	435,000	487,348
NRG Energy, Inc. 7.250% 02/01/2014	40,000	40,200
NRG Energy, Inc. 7.375% 02/01/2016	535,000	539,681
Reliant Energy, Inc. 9.250% 07/15/2010	48,000	48,660
Reliant Energy, Inc. 9.500% 07/15/2013	60,000	60,900
Sierra Pacific Resources 6.750% 08/15/2017	474,000	468,094
Tennessee Valley Authority 5.880% 04/01/2036	320,000	331,524
		4,057,242
Electrical Equipment & Electronics — 0.5%
Advanced Micro Devices, Inc. 7.750% 11/01/2012	178,000	186,455
Amkor Technology, Inc. 7.750% 05/15/2013	250,000	238,750
Flextronics International, Ltd. 6.250% 11/15/2014	294,000	285,915
Sanmina-SCI Corp. 6.750% 03/01/2013	60,000	57,450
Sanmina-SCI Corp. 8.125% 03/01/2016	155,000	157,325
Stoneridge, Inc. 11.500% 05/01/2012	173,000	160,025

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Ucar Finance, Inc. 10.250% 02/15/2012	$89,000	$94,785
		1,180,705
Energy — 2.4%
Atlas Pipeline Partners LP(c) 8.125% 12/15/2015	65,000	67,112
Basic Energy Services, Inc.(c) 7.125% 04/15/2016	60,000	59,250
Chesapeake Energy Corp. 6.875% 01/15/2016	452,000	445,220
Clayton William Energy 7.750% 08/01/2013	50,000	47,125
Copano Energy LLC(c) 8.125% 03/01/2016	40,000	41,100
Dynegy Holdings, Inc. 6.875% 04/01/2011	59,000	56,640
Dynegy Holdings, Inc. 8.750% 02/15/2012	67,000	70,015
El Paso Corp.(b) 7.875% 06/15/2012	263,000	272,205
El Paso Production Holding Co. 7.750% 06/01/2013	409,000	421,781
Forest Oil Corp. 7.750% 05/01/2014	130,000	134,225
Frontier Oil Corp. 6.625% 10/01/2011	100,000	99,000
Newfield Exploration Co. 6.625% 09/01/2014	200,000	197,000
Newfield Exploration Co. 8.375% 08/15/2012	121,000	129,772
Pemex Project Funding Master Trust 7.375% 12/15/2014	319,000	338,140
Pemex Project Funding Master Trust 8.500% 02/15/2008	129,000	135,063
Pemex Project Funding Master Trust 9.125% 10/13/2010	284,000	316,518
The Premcor Refining Group, Inc. 9.500% 02/01/2013	186,000	204,852
Quicksilver Resources, Inc. 7.125% 04/01/2016	125,000	123,125
Range Resources Corp. 6.375% 03/15/2015	60,000	57,900
RathGibson, Inc.(c) 11.250% 02/15/2014	60,000	64,350

	Principal Amount	Market Value
Sonat, Inc. 7.625% 07/15/2011	$172,000	$176,300
Southern Natural Gas Co. 7.350% 02/15/2031	198,000	197,632
Southern Natural Gas Co. 8.000% 03/01/2032	168,000	179,610
Southern Natural Gas Co. 8.875% 03/15/2010	101,000	107,211
Stone Energy Corp. 6.750% 12/15/2014	250,000	251,250
Targa Resources, Inc.(c) 8.500% 11/01/2013	130,000	131,625
Tennessee Gas Pipeline Co. 7.500% 04/01/2017	524,000	547,005
Tesoro Corp.(c) 6.250% 11/01/2012	95,000	93,100
Tesoro Corp.(c) 6.625% 11/01/2015	95,000	94,050
Titan Petrochemicals Group, Ltd.(c) 8.500% 03/18/2012	224,000	203,840
Transcontinental Gas Pipe Line Corp.(c) 6.400% 04/15/2016	85,000	84,469
Whiting Petroleum Corp. 7.250% 05/01/2012	200,000	200,000
Williams Cos., Inc. 7.125% 09/01/2011	688,000	706,920
Williams Cos., Inc. 8.750% 03/15/2032	75,000	86,437
		6,339,842
Entertainment & Leisure — 1.3%
AMC Entertainment, Inc. 9.500% 02/01/2011	163,000	161,777
American Casino & Entertainment Properties LLC 7.850% 02/01/2012	200,000	204,000
Caesars Entertainment, Inc. 7.875% 03/15/2010	461,000	486,355
Cinemark USA, Inc. 9.000% 02/01/2013	271,000	289,970
Cinemark, Inc. 0.000% 03/15/2014	171,000	135,945
Gaylord Entertainment Co. 8.000% 11/15/2013	200,000	205,250
Greektown Holdings(c) 10.750% 12/01/2013	195,000	204,750

	Principal Amount	Market Value
Mohegan Tribal Gaming Authority 6.125% 02/15/2013	$60,000	$58,275
Mohegan Tribal Gaming Authority 6.375% 07/15/2009	123,000	122,077
Mohegan Tribal Gaming Authority(b) 6.875% 02/15/2015	185,000	179,450
Mohegan Tribal Gaming Authority 8.000% 04/01/2012	100,000	104,000
Penn National Gaming, Inc. 6.750% 03/01/2015	60,000	58,950
Pinnacle Entertainment, Inc. 8.250% 03/15/2012	375,000	391,875
Six Flags, Inc. 8.875% 02/01/2010	124,000	124,310
Six Flags, Inc. 9.625% 06/01/2014	150,000	151,875
Six Flags, Inc.(b) 9.750% 04/15/2013	100,000	101,750
Steinway Musical Instruments(c) 7.000% 03/01/2014	135,000	133,987
Trump Entertainment Resorts, Inc.(b) 8.500% 06/01/2015	350,000	344,750
		3,459,346
Financial Services — 7.4%
Aiolos Ltd.(c) 7.581% 04/08/2009	250,000	313,681
Arbor I Ltd.(c) 20.410% 06/15/2006	250,000	249,950
Aries Vermoegensverwaltungs GmbH(c) 7.750% 10/25/2009	250,000	349,929
Aries Vermoegensverwaltungs GmbH, Reg S 9.600% 10/25/2014	1,250,000	1,555,500
Atlantic & Western Re(c) 14.720% 11/15/2010	250,000	243,667
BCP Crystal Holdings Corp. 9.625% 06/15/2014	373,000	410,300
Cascadia, Ltd.(c) 7.985% 06/13/2008	250,000	250,000
CCM Merger, Inc.(c) 8.000% 08/01/2013	130,000	126,100

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Champlain Ltd.(c) 17.764% 01/07/2009	$250,000	$248,750
Cloverie PLC, Series E, MTN 9.180% 12/20/2010	200,000	200,280
Compton Petroleum Finance Corp. 7.625% 12/01/2013	90,000	89,100
Compton Petroleum Finance Corp.(c) 7.625% 12/01/2013	100,000	99,000
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp. 0.000% 10/01/2014	90,000	71,100
Dex Media East LLC/ Dex Media East Finance Co. 9.875% 11/15/2009	160,000	170,400
Dex Media West LLC/ Dex Media Finance Co., Series B 8.500% 08/15/2010	91,000	96,005
Dex Media West LLC/ Dex Media Finance Co., Series B 9.875% 08/15/2013	160,000	176,200
Dow Jones CDX HY(c) 8.250% 06/29/2010	2,519,040	2,572,570
Dow Jones CDX HY(b)(c) 8.625% 06/29/2011	1,815,000	1,830,881
E*TRADE Financial Corp. 7.375% 09/15/2013	136,000	138,380
E*TRADE Financial Corp. 8.000% 06/15/2011	105,000	108,412
Emblem Finance Co., Ltd.(c) 7.070% 06/20/2010	340,000	324,802
FelCor Lodging, LP REIT 8.500% 06/01/2011	201,000	215,070
Ford Motor Credit Co. 5.625% 10/01/2008	250,000	227,560
Ford Motor Credit Co. 5.800% 01/12/2009	200,000	181,030
Ford Motor Credit Co. 7.375% 10/28/2009	400,000	369,590
Ford Motor Credit Co. 9.473% 04/15/2012	365,000	365,404
General Motors Acceptance Corp. 6.875% 09/15/2011	300,000	281,040

	Principal Amount	Market Value
General Motors Acceptance Corp. 7.250% 03/02/2011	$50,000	$47,806
General Motors Acceptance Corp. 8.000% 11/01/2031	500,000	474,106
Hanover Equipment Trust, Class A 8.500% 09/01/2008	32,000	32,800
Host Hotels & Resorts, Inc., LP REIT 6.375% 03/15/2015	140,000	135,450
Hughes Network Systems LLC/ HNS Finance Corp.(c) 9.500% 04/15/2014	60,000	61,125
Inergy LP/Inergy Finance Corp.(c) 8.250% 03/01/2016	40,000	41,100
Johor Corp., Series P3, MYR(e) 1.000% 07/31/2012	1,870,000	557,054
Marquee Holdings, Inc.(b) 0.000% 08/15/2014	200,000	144,500
Mediacom LLC/ Mediacom Capital Corp.(b) 9.500% 01/15/2013	213,000	217,792
Milacron Escrow Corp. 11.500% 05/15/2011	145,000	138,113
National Gas Co.(c) 6.050% 01/15/2036	320,000	290,829
Nell AF SARL(b)(c) 8.375% 08/15/2015	445,000	441,106
Ocwen Capital Trust 1 10.875% 08/01/2027	196,000	205,800
Pacific Energy Partners, LP/ Pacific Energy Finance Corp. 6.250% 09/15/2015	25,000	24,000
Petroleum Export LLC/ Cayman SPV(c) 5.265% 06/15/2011	1,096,093	1,070,149
Pioneer 2002 Ltd.(c) 9.160% 06/15/2006	250,000	250,200
Pioneer 2002 Ltd.(c) 10.910% 06/15/2006	250,000	250,800
Qwest Capital Funding, Inc.(b) 7.250% 02/15/2011	100,000	100,375

	Principal Amount	Market Value
Qwest Capital Funding, Inc.(b) 7.900% 08/15/2010	$196,000	$201,145
Rainbow National Services LLC(c) 8.750% 09/01/2012	101,000	107,818
RH Donnelley Finance Corp. I(c) 10.875% 12/15/2012	160,000	177,600
SGS International, Inc.(c) 12.000% 12/15/2013	130,000	137,150
Tengizchevroil Finance Co. SARL, Series A(c) 6.124% 11/15/2014	663,000	652,226
Tiers Trust/United States 0.000% 06/15/2097	525,000	173,250
Trustreet Properties, Inc. 7.500% 04/01/2015	155,000	155,388
United Biscuits Finance PLC 10.750% 04/15/2011	149,000	282,726
Universal City Development Partners 11.750% 04/01/2010	142,000	156,378
VTB Capital SA(c) 6.250% 06/30/2035	950,000	933,375
WMG Holdings Corp. 0.000% 12/15/2014	341,000	250,635
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 6.625% 12/01/2014	447,000	434,708
		19,410,205
Foods — 0.4%
Del Monte Corp. 6.750% 02/15/2015	50,000	47,750
Del Monte Corp. 8.625% 12/15/2012	145,000	152,250
Doane Pet Care Co. 10.625% 11/15/2015	165,000	201,300
Doane Pet Care Co. 10.750% 03/01/2010	233,000	253,970
Dole Food Co., Inc. 8.625% 05/01/2009	71,000	70,113
Hines Nurseries, Inc. 10.250% 10/01/2011	100,000	99,000
Nutro Products, Inc.(c) 10.750% 04/15/2014	195,000	201,825
Smithfield Foods, Inc. 7.625% 02/15/2008	114,000	114,570
		1,140,778

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Forest Products & Paper — 1.3%
Abitibi- Consolidated, Inc.(b) 8.375% 04/01/2015	$200,000	$202,000
Abitibi- Consolidated, Inc. 8.550% 08/01/2010	100,000	102,500
Abitibi- Consolidated, Inc. 8.850% 08/01/2030	100,000	92,000
Associated Materials, Inc. 9.750% 04/15/2012	89,000	92,560
Berry Plastics Corp. 10.750% 07/15/2012	319,000	347,710
Boise Cascade LLC 7.125% 10/15/2014	123,000	116,850
Catalyst Paper Corp., Series D 8.625% 06/15/2011	200,000	200,500
Domtar, Inc. 7.125% 08/01/2015	100,000	90,750
Graphic Packaging International Corp.(b) 8.500% 08/15/2011	312,000	312,000
Graphic Packaging International Corp.(b) 9.500% 08/15/2013	95,000	92,150
Mercer International, Inc. 9.250% 02/15/2013	85,000	78,838
Playtex Products, Inc. 8.000% 03/01/2011	108,000	113,940
Playtex Products, Inc. 9.375% 06/01/2011	197,000	205,373
Smurfit-Stone Container Enterprises, Inc. 8.250% 10/01/2012	300,000	291,000
Solo Cup Co.(b) 8.500% 02/15/2014	417,000	396,150
Stone Container Corp. 8.375% 07/01/2012	175,000	170,625
Stone Container Corp. 9.250% 02/01/2008	68,000	70,210
Stone Container Corp. 9.750% 02/01/2011	294,000	300,615
Tembec Industries, Inc. 7.750% 03/15/2012	104,000	61,620
		3,337,391
Healthcare — 1.0%
Ameripath, Inc. 10.500% 04/01/2013	104,000	110,500

	Principal Amount	Market Value
Community Health Systems, Inc. 6.500% 12/15/2012	$119,000	$115,728
DaVita, Inc. 6.625% 03/15/2013	120,000	118,500
DaVita, Inc. 7.250% 03/15/2015	300,000	300,000
Extendicare Health Services, Inc. 9.500% 07/01/2010	71,000	74,639
HCA, Inc. 6.300% 10/01/2012	543,000	527,150
HCA, Inc. 6.375% 01/15/2015	302,000	290,784
Psychiatric Solutions, Inc. 7.750% 07/15/2015	60,000	61,500
Select Medical Corp. 7.625% 02/01/2015	320,000	288,800
Tenet Healthcare Corp. 6.375% 12/01/2011	248,000	230,020
Tenet Healthcare Corp. 9.875% 07/01/2014	341,000	353,788
Triad Hospitals, Inc. 7.000% 11/15/2013	50,000	48,813
		2,520,222
Heavy Construction — 0.2%
K. Hovnanian Enterprises, Inc. 8.875% 04/01/2012	97,000	101,365
NTK Holdings, Inc.(b) 0.000% 03/01/2014	395,000	300,694
WCI Communities, Inc. 9.125% 05/01/2012	130,000	130,650
		532,709
Heavy Machinery — 0.2%
Case New Holland, Inc.(c) 7.125% 03/01/2014	100,000	98,250
Douglas Dynamics LLC(c) 7.750% 01/15/2012	86,000	83,635
Goodman Global Holding Co., Inc. 7.875% 12/15/2012	50,000	50,000
NMHG Holding Co. 10.000% 05/15/2009	89,000	93,895
Rexnord Corp. 10.125% 12/15/2012	80,000	87,800
		413,580

	Principal Amount	Market Value
Home Construction, Furnishings & Appliances — 0.3%
Beazer Homes USA, Inc. 8.375% 04/15/2012	$246,000	$256,148
DR Horton, Inc. 9.750% 09/15/2010	87,000	97,798
KB Home 8.625% 12/15/2008	76,000	80,288
Sealy Mattress Co.(b) 8.250% 06/15/2014	71,000	74,550
Standard-Pacific Corp. 9.250% 04/15/2012	75,000	77,250
Toll Corp. 8.250% 12/01/2011	75,000	78,750
William Lyon Homes, Inc. 10.750% 04/01/2013	229,000	229,000
		893,784
Household Products — 0.3%
Owens Brockway Glass Container, Inc. 7.750% 05/15/2011	108,000	111,240
Owens Brockway Glass Container, Inc. 8.750% 11/15/2012	298,000	318,115
Owens Brockway Glass Container, Inc. 8.875% 02/15/2009	216,000	224,640
		653,995
Industrial – Diversified — 0.1%
Jacuzzi Brands, Inc. 9.625% 07/01/2010	81,000	86,771
Koppers, Inc. 9.875% 10/15/2013	77,000	84,315
Tekni-Plex, Inc.(c) 10.875% 08/15/2012	35,000	39,200
		210,286
Insurance — 0.2%
Foundation Re Ltd.(c) 8.850% 11/24/2008	250,000	238,750
Multiplan, Inc.(c) 10.375% 04/15/2016	60,000	60,975
Residential Reinsurance Ltd., Series B(c) 13.270% 06/06/2008	300,000	279,000
		578,725
Lodging — 1.2%
Aztar Corp. 9.000% 08/15/2011	149,000	156,823

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Boyd Gaming Corp. 8.750% 04/15/2012	$234,000	$248,040
French Lick Resorts & Casino LLC/French Lick Resorts & Casino Corp.(c) 10.750% 04/15/2014	220,000	217,250
Intrawest Corp. 7.500% 10/15/2013	118,000	119,475
Isle of Capri Casinos, Inc. 7.000% 03/01/2014	178,000	174,885
Isle of Capri Casinos, Inc. 9.000% 03/15/2012	268,000	284,415
Kerzner International 6.750% 10/01/2015	90,000	93,375
Mandalay Resort Group 9.375% 02/15/2010	130,000	139,750
Mandalay Resort Group 10.250% 08/01/2007	179,000	187,503
MGM Mirage(c) 6.750% 04/01/2013	120,000	118,200
MGM Mirage 8.375% 02/01/2011	390,000	410,475
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/2012	298,000	320,350
Station Casinos, Inc. 6.500% 02/01/2014	400,000	389,000
Station Casinos, Inc. 6.875% 03/01/2016	60,000	58,950
Vail Resorts, Inc. 6.750% 02/15/2014	250,000	241,563
		3,160,054
Medical Supplies — 0.3%
Dresser, Inc. 9.375% 04/15/2011	71,000	74,018
Fresenius Medical Care Capital Trust II 7.875% 02/01/2008	123,000	126,075
Fresenius Medical Care Capital Trust IV 7.875% 06/15/2011	112,000	117,320
MedQuest, Inc., Series B 11.875% 08/15/2012	223,000	183,975
Sybron Dental Specialties, Inc. 8.125% 06/15/2012	155,000	163,913
Universal Hospital Services, Inc. 10.125% 11/01/2011	91,000	93,958
		759,259

	Principal Amount	Market Value
Metals & Mining — 1.0%
AK Steel Corp. 7.750% 06/15/2012	$200,000	$203,750
AK Steel Corp. 7.875% 02/15/2009	46,000	46,000
Arch Western Finance LLC 6.750% 07/01/2013	219,000	216,810
Century Aluminum Co. 7.500% 08/15/2014	70,000	72,800
Dayton Superior Corp. 13.000% 06/15/2009	93,000	81,840
Earle M. Jorgenson Co. 9.750% 06/01/2012	194,000	209,520
Foundation PA Coal Co. 7.250% 08/01/2014	200,000	200,500
Gibraltar Industries, Inc.(c) 8.000% 12/01/2015	75,000	76,313
Ispat Inland ULC 9.750% 04/01/2014	109,000	122,625
Kaiser Aluminum & Chemical Corp., Series B(d) 10.875% 10/15/2006	168,000	94,080
Massey Energy Co.(c) 6.875% 12/15/2013	65,000	62,563
Novelis, Inc.(b)(c) 7.750% 02/15/2015	280,000	271,600
Oregon Steel Mills, Inc. 10.000% 07/15/2009	138,000	145,935
Peabody Energy Corp. 6.875% 03/15/2013	123,000	123,923
Steel Dynamics, Inc. 9.500% 03/15/2009	75,000	78,375
Trimas Corp. 9.875% 06/15/2012	307,000	287,813
United States Steel Corp. 9.750% 05/15/2010	69,000	74,520
United States Steel LLC 10.750% 08/01/2008	114,000	124,545
Wolverine Tube, Inc.(c) 7.375% 08/01/2008	100,000	80,000
Wolverine Tube, Inc., Series B(b) 10.500% 04/01/2009	149,000	122,925
		2,696,437
Pharmaceuticals — 0.1%
Angiotech Pharmaceuticals, Inc.(c) 7.750% 04/01/2014	60,000	60,300

	Principal Amount	Market Value
Inverness Medical Innovations, Inc. 8.750% 02/15/2012	$200,000	$197,000
		257,300
Prepackaged Software — 0.2%
Sungard Data Systems, Inc.(c) 9.125% 08/15/2013	295,000	314,913
Sungard Data Systems, Inc.(c) 10.250% 08/15/2015	235,000	252,625
		567,538
Restaurants — 0.1%
Domino's, Inc. 8.250% 07/01/2011	187,000	193,545
Retail — 0.7%
Bon-Ton Stores (The), Inc.(b)(c) 10.250% 03/15/2014	405,000	386,775
Jean Coutu Group, Inc.(b) 8.500% 08/01/2014	403,000	377,813
Leslie's Poolmart 7.750% 02/01/2013	160,000	160,000
Linens 'n Things, Inc.(c) 10.702% 01/15/2014	100,000	101,250
Neiman-Marcus Group, Inc.(c) 9.000% 10/15/2015	335,000	355,938
Neiman-Marcus Group, Inc.(c) 10.375% 10/15/2015	90,000	96,300
Petco Animal Supplies, Inc. 10.750% 11/01/2011	149,000	159,058
Rite Aid Corp. 8.125% 05/01/2010	149,000	152,353
Rite Aid Corp. 9.500% 02/15/2011	75,000	79,125
		1,868,612
Telephone Utilities — 1.6%
American Cellular Corp., Series B 10.000% 08/01/2011	250,000	271,250
AT&T Corp. 9.050% 11/15/2011	37,000	39,898
AT&T Corp. 9.750% 11/15/2031	150,000	177,743

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Centennial Cellular Operating Co./ Centennial Communications Corp. 10.125% 06/15/2013	$390,000	$426,563
Dobson Communications Corp.(b) 8.875% 10/01/2013	183,000	187,118
Dobson Communications Corp. 9.318% 10/15/2012	40,000	40,600
Nextel Communications 7.375% 08/01/2015	700,000	730,783
Nordic Telephone Co. Holdings ApS(c) 8.875% 05/01/2016	75,000	77,625
Qwest Corp. 8.875% 03/15/2012	760,000	832,200
Rogers Wireless Communications, Inc. 7.500% 03/15/2015	319,000	335,748
Rogers Wireless Communications, Inc. 8.000% 12/15/2012	6,000	6,300
Rural Cellular Corp.(b) 9.750% 01/15/2010	505,000	520,781
Rural Cellular Corp. 9.875% 02/01/2010	232,000	246,500
Telefonica Del Peru SA, PEN(e) 8.000% 04/11/2016	828,300	249,508
UbiquiTel Operating Co. 9.875% 03/01/2011	97,000	106,458
		4,249,075
Transportation — 0.3%
Greenbrier Cos., Inc. 8.375% 05/15/2015	115,000	120,319
Kansas City Southern Railway, Co. 7.500% 06/15/2009	75,000	75,844
Navigator Gas Transport PLC(c)(d) 10.500% 06/30/2007	82,000	93,070
Stena AB 7.000% 12/01/2016	28,000	26,845
Stena AB 9.625% 12/01/2012	280,000	301,700
Teekay Shipping Corp. 8.875% 07/15/2011	75,000	81,375
		699,153
TOTAL CORPORATE DEBT (Cost $93,669,618)		91,959,566

	Principal Amount	Market Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.2%
Collateralized Mortgage Obligations
Financial Services — 5.2%
Ace Securities Corp., Series 2005-HE7, Class A2B 5.140% 11/25/2035	$100,000	$100,109
AESOP Funding II LLC, Series 2005-1A, Class A2(c) 4.983% 04/20/2009	50,000	50,004
Ameriquest Mortgage Securities, Inc., Series 2006-R2, Class A2A 5.020% 03/25/2036	402,058	401,996
Argent Securities, Inc., Series 2004-W8, Class A2 5.439% 05/25/2034	350,000	352,297
Asset Securitization Corp., Series 1995-MD7, Class A1B 7.410% 01/13/2030	219,218	222,152
Autopistas del Nordeste Cayman, Ltd.(c) 9.390% 01/15/2026	290,000	290,725
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 4.512% 12/10/2042	136,000	129,068
Banc of America Commercial Mortgage, Inc., Series 2005-2, Class A4 4.783% 07/10/2042	240,000	230,554
Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A2 4.501% 07/10/2043	200,000	192,833
Banc of America Funding Corp., Series 2004-2, Class 2A1 6.500% 07/20/2032	143,913	144,915

	Principal Amount	Market Value
Banc of America Mortgage Securities, Series 2004-8, Class 5A1 6.500% 05/25/2032	$132,256	$133,182
Banc of America Mortgage Securities, Series 2005-E, Class 2A2 4.978% 06/25/2035	31,020	30,956
Banco Bmg SA(c) 9.150% 01/15/2016	655,000	672,358
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class A2 4.945% 02/11/2041	70,000	67,936
BMW Vehicle Owner Trust, Series 2005-A, Class A2 3.660% 12/26/2007	67,741	67,530
Capital Auto Receivables Asset Trust, Series 2005-1, Class A2B 3.730% 07/16/2007	26,910	26,885
Capital One Prime Auto Receivables Trust, Series 2005-1, Class A2 4.240% 11/15/2007	252,047	251,501
Centex Home Equity, Series 2005-A, Class AF3 4.140% 03/25/2028	200,000	196,688
Centex Home Equity, Series 2005-B, Class AF1 4.050% 03/25/2035	17,063	16,969
Centex Home Equity, Series 2005-C, Class AF1 4.196% 06/25/2035	71,343	70,831
Centex Home Equity, Series 2005-D, Class AF1 5.040% 10/25/2035	157,119	156,100

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-2, Class 2A2 5.239% 02/25/2033	$96,659	$96,961
Chase Manhattan Auto Owner Trust, Series 2005-A, Class A2 3.720% 12/15/2007	149,131	148,431
Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1, Class A2B 5.536% 03/01/2036	50,000	49,434
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4 5.226% 07/15/2044	230,000	223,149
Countrywide Alternative Loan Trust, Series 2004-J9, Class 1A1 5.139% 10/25/2034	10,378	10,377
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1 6.500% 08/25/2032	337,125	339,503
Countrywide Asset-Backed Certificates, Series 2005-10, Class AF1 5.119% 02/25/2036	276,339	276,468
Countrywide Asset-Backed Certificates, Series 2005-16, Class 2AT2 5.382% 12/25/2035	70,000	69,555
Countrywide Asset-Backed Certificates, Series 2005-17, Class 1AF1 5.159% 12/27/2035	131,147	131,159

	Principal Amount	Market Value
Countrywide Asset-Backed Certificates, Series 2005-17, Class 1AF2 5.363% 12/27/2035	$50,000	$49,678
Countrywide Asset-Backed Certificates, Series 2005-7, Class AF1B 4.317% 06/28/2035	87,029	86,485
Daimler Chrysler Auto Trust, Series 2005-B, Class A2 3.750% 12/08/2007	84,178	83,983
Equity One ABS, Inc., Series 2004-3, Class AF2 3.800% 07/25/2034	50,272	50,028
First Franklin Mtg. Asset-Backed Certificates, Series 2005-FF10, Class A3 5.169% 11/25/2035	280,000	280,108
First Franklin Mtg. Asset-Backed Certificates, Series 2006-FF5, Class 2A1 5.100% 04/25/2036	110,000	110,000
Ford Credit Auto Owner Trust, Series 2005-B, Class A2 3.780% 09/15/2007	63,262	63,139
Ford Credit Auto Owner Trust, Series 2005-C, Class A2 4.240% 03/15/2008	209,065	208,238
FPL Energy National Wind(c) 5.608% 03/10/2024	71,279	66,883
FPL Energy National Wind(c) 6.125% 03/25/2019	37,676	35,133
GE Capital Commercial Mortgage Corp., Series 2005-C1, Class A3 4.578% 06/10/2048	60,000	57,246

	Principal Amount	Market Value
GE Capital Commerical Mortgage Corp., Series 2005-C3, Class A2 4.853% 07/10/2045	$120,000	$117,585
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A3 6.869% 07/15/2029	50,454	51,124
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A4 4.547% 12/10/2041	90,000	85,652
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2 4.305% 08/10/2042	120,000	115,666
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2 5.117% 04/10/2037	130,000	128,244
GS Auto Loan Trust, Series 2005-1, Class A2 4.320% 05/15/2008	405,894	404,585
Honda Auto Receivables Owner Trust, Series 2005-3, Class A2 3.730% 10/18/2007	141,129	140,512
Household Home Equity Loan Trust, Series 2005-3, Class A1 5.183% 01/20/2035	125,869	125,956
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A2 4.575% 07/15/2042	50,000	48,371

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A2 4.790% 10/15/2042	$170,000	$165,460
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A4 5.481% 12/12/2044	200,000	196,241
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A4 5.475% 04/15/2043	230,000	224,986
JP Morgan Commercial Mortgage Finance Corp., Series 2000-C9, Class A2 7.770% 10/15/2032	399,000	423,804
JP Morgan Mortgage Trust, Series 2005-S2, Class 3A1 6.741% 02/25/2032	307,040	306,637
LB Commercial Conduit Mortgage Trust, Series 199-C2, Class C 7.470% 10/15/2032	314,000	332,810
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2 7.950% 05/15/2025	373,000	402,792
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A2 4.885% 09/15/2040	140,000	137,318
Lehman XS Trust, Series 2005-10, Class 2A3B 5.550% 01/25/2036	120,489	118,950
Lehman XS Trust, Series 2005-2, Class 2A1B 3.630% 08/25/2035	172,834	172,355

	Principal Amount	Market Value
Lehman XS Trust, Series 2005-4, Class 2A1B 5.170% 10/25/2035	$133,331	$132,734
Malt, Series 2004-9, Class A3 4.700% 08/25/2034	164,986	163,523
MASTR Alternative Loans Trust, Series 2004-6, Class 10A1 6.000% 07/25/2034	207,885	205,228
Merrill Lynch Mortgage Investors, Inc., Series 2005-WMC2, Class A2B 5.139% 04/25/2036	200,000	200,125
Morgan Stanley ABS Capital I, Series 2005-WMC6, Class A2B 5.219% 07/25/2035	90,000	90,211
Morgan Stanley Capital I, Series 1996-C1, Class F(c) 7.059% 02/15/2028	39,461	39,369
Morgan Stanley Capital I, Series 1997-XL1, Class G(c) 7.695% 10/03/2030	535,000	437,878
Nissan Auto Receivables Owner Trust, Series 2005-C, Class A2 4.140% 01/15/2008	300,000	298,547
Onyx Acceptance Grantor Trust, Series 2005-B, Class A2 4.030% 04/15/2008	92,214	91,969
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A2 6.360% 03/12/2034	373,000	385,010
Popular ABS Mortgage Pass-Through Trust, Series 2005-1, Class AF2 3.914% 05/25/2035	40,000	39,406

	Principal Amount	Market Value
Popular ABS Mortgage Pass-Through Trust, Series 2005-2, Class AF2 4.415% 04/25/2035	$60,000	$59,273
Popular ABS Mortgage Pass-Through Trust, Series 2005-6, Class A3 5.680% 12/25/2035	70,000	69,458
Residential Accredit Loans, Inc., Series 2003-QS1, Class A2 5.750% 01/25/2033	110,018	109,056
Residential Asset Mortgage Products, Inc., Series 2004-RS7, Class AI3 4.450% 07/25/2028	140,000	139,163
Structured Asset Investment Loan Trust, Series 2006-2, Class A1 5.019% 04/25/2036	135,332	135,311
Structured Asset Securities Corp., Series 2003-25XS, Class A4 4.510% 08/25/2033	30,335	29,970
Structured Asset Securities Corp., Series 2005-4XS, Class 3A1 5.180% 03/25/2035	182,613	181,961
Volkswagen Auto Lease Trust, Series 2005-A, Class A2 3.520% 04/20/2007	70,364	70,166
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A2 4.782% 03/15/2042	220,000	214,932
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A5 5.087% 07/15/2042	140,000	136,379

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Washington Mutual, Inc., Series 2005-AR5, Class A1 4.677% 05/25/2035	$135,138	$134,849
Washington Mutual, Inc., Series 2005-AR8, Class 2AB1 5.209% 07/25/2045	170,099	170,223
Wells Fargo Mortgage Backed Securities Trust, Series 2004-DD, Class 2A1 4.548% 01/25/2035	47,548	47,355
WFS Financial Owner Trust, Series 2002-2, Class A4 4.500% 02/20/2010	36,611	36,600
Whole Auto Loan Trust, Series 2004-1, Class A2A 2.590% 05/15/2007	19,014	18,987
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $13,736,049)		13,578,278
SOVEREIGN DEBT OBLIGATIONS — 24.7%
Argentine Republic 4.889% 08/03/2012	1,969,625	1,638,728
Argentine Republic 8.280% 12/31/2033	234,141	232,970
Argentine Republic, ARS(e) 0.000% 12/21/2011	110,000	89,265
Argentine Republic, ARS(e)(f) 2.000% 09/30/2014- 02/04/2018	3,957,560	1,456,737
Argentine Republic, EUR(e) 1.200% 12/31/2038	373,000	179,104
Argentine Republic, EUR(e) 3.750% 12/31/2033	233,043	283,335
Buoni Poliennali Del Tes, EUR(e) 4.250% 02/01/2019	2,330,000	2,907,570
Central Bank of Nigeria 5.092% 01/05/2010	97,013	97,013
Dominican Republic 0.000% 04/30/2007	6,500,000	172,007
Dominican Republic 9.040% 01/23/2018	136,809	150,148

	Principal Amount	Market Value
Dominican Republic(c) 9.500% 09/27/2011	$184,445	$199,662
French Republic, EUR(e) 0.000% 06/01/2006	2,020,000	2,530,737
French Republic, EUR(e) 4.000% 04/25/2055	720,000	867,337
Japan Government, JPY(e) 0.200% 10/15/2007	452,000,000	3,944,533
Kazakhstan, KZT(e) 7.250% 03/20/2009	52,200,000	423,916
Kingdom of Belgium, EUR(e) 5.000% 03/28/2035	1,070,000	1,504,157
Kingdom of Denmark, DKK(e) 4.000% 08/15/2008- 11/15/2015	1,880,000	318,656
Kingdom of Denmark, DKK(e) 7.000% 11/10/2024	185,000	41,792
Kingdom of Spain, EUR(e) 0.000% 06/23/2006	540,000	675,449
Malaysia Government, MYR(e) 4.720% 09/30/2015	1,280,000	360,998
Peru Bond Soberano 7.840% 08/12/2020	4,020,000	1,188,380
Queensland Treasury Corp., AUD(e) 6.000% 07/14/2009	2,615,000	1,987,023
Republic of Austria(c) 3.800% 10/20/2013	270,000	337,181
Republic of Brazil 0.000% 08/18/2010	420,000	281,757
Republic of Brazil 7.125% 01/20/2037	210,000	204,120
Republic of Brazil 7.875% 03/07/2015	80,000	86,160
Republic of Brazil 8.000% 01/15/2018	1,188,000	1,289,574
Republic of Brazil 8.250% 01/20/2034	210,000	228,375
Republic of Brazil 8.750% 02/04/2025	455,000	514,150
Republic of Brazil 8.875% 10/14/2019	505,000	582,013
Republic of Bulgaria 8.250% 01/15/2015	260,000	299,598
Republic of Bulgaria Private Placement(c) 8.250% 01/15/2015	250,000	288,438
Republic of Colombia 8.125% 05/21/2024	1,340,000	1,490,750

	Principal Amount	Market Value
Republic of Colombia 10.375% 01/28/2033	$120,000	$165,000
Republic of Colombia 10.750% 01/15/2013	200,000	248,500
Republic of Colombia, COP(e) 11.750% 03/01/2010	905,000,000	426,604
Republic of Colombia, COP(e) 12.000% 10/22/2015	4,050,000,000	2,032,515
Republic of Columbia 8.250% 12/22/2014	263,000	295,086
Republic of Deutschland 4.000% 07/04/2009	570,000	724,504
Republic of Egypt 0.000% 05/23/2006	780,000	134,705
Republic of El Salvador(c) 7.625% 09/21/2034	178,000	190,015
Republic of El Salvador(c) 7.650% 06/15/2035	140,000	140,350
Republic of Guatemala(c) 10.250% 11/08/2011	108,000	126,360
Republic of Indonesia(c) 6.750% 03/10/2014	30,000	29,850
Republic of Indonesia(c) 7.250% 04/20/2015	50,000	51,375
Republic of Indonesia(c) 8.500% 10/12/2035	780,000	858,000
Republic of Nigeria 6.250% 11/15/2020	250,000	248,125
Republic of Nigeria, NGN(e) 0.000% 01/27/2009- 02/24/2009	31,700,000	262,038
Republic of Panama 6.700% 01/26/2036	730,000	715,400
Republic of Panama 9.375% 04/01/2029	500,000	624,250
Republic of Peru 0.000% 02/20/2011	235,000	233,649
Republic of Peru 7.350% 07/21/2025	640,000	632,960
Republic of Peru, PEN(e) 7.340% 08/12/2016	150,000	43,380
Republic of Peru, PEN(e) 8.600% 08/12/2017	970,000	305,947

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Republic of Peru, PEN(e) 9.000% 01/31/2012	$350,000	$112,818
Republic of Peru, PEN(e) 9.910% 05/05/2015	2,065,000	702,952
Republic of Peru, PEN(e) 12.250% 08/10/2011	386,000	140,644
Republic of Poland, PLN(e) 0.000% 08/12/2007	1,430,000	439,754
Republic of Poland, PLN(e) 5.000% 10/24/2013	1,850,000	595,602
Republic of Poland, PLN(e) 5.750% 09/23/2022	445,000	152,349
Republic of South Africa, ZAR(e) 8.000% 12/21/2018	912,000	157,280
Republic of South Africa, ZAR(e) 8.250% 09/15/2017	886,000	155,041
Republic of South Africa, ZAR(e) 10.500% 12/21/2026	5,852,000	1,308,916
Republic of South Africa, ZAR(e) 13.000% 08/31/2010	5,000,000	994,197
Republic of South Africa, ZAR(e) 13.500% 09/15/2015	2,140,000	494,570
Republic of the Philippines 8.250% 01/15/2014	104,000	112,710
Republic of the Philippines 8.375% 02/15/2011	242,000	261,965
Republic of Turkey 0.000% 10/18/2007	700,000	581,681
Republic of Turkey 7.250% 03/15/2015	1,760,000	1,826,000
Republic of Turkey 11.000% 01/14/2013	500,000	621,875
Republic of Uruguay 7.625% 03/21/2036	185,000	182,225
Republic of Uruguay 8.000% 11/18/2022	630,000	650,475
Republic of Venezuela 9.250% 09/15/2027	665,000	836,570
Republic of Venezuela 13.625% 08/15/2018	1,000,000	1,523,500

	Principal Amount	Market Value
Republic of Venezuela, EUR(e) 7.000% 03/16/2015	$340,000	$466,300
Russian Federation 5.000% 03/31/2030	100,000	108,350
Russian Federation 12.750% 06/24/2028	30,000	52,407
Russian Federation, RUB(e) 0.000% 04/19/2011	1,535,000	60,021
State of Israel, ILS(e) 7.500% 03/31/2014	5,469,000	1,292,208
Turkey Government International Bond, TRY(e) 0.000% 01/25/2007	3,400,000	2,345,730
Ukraine Government(c) 7.650% 06/11/2013	500,000	522,190
Ukraine Government International Bond, Class A, UAH(e) 0.000% 05/16/2007	620,000	120,950
Ukraine Government International Bond, UAH(e) 0.000% 05/16/2007	620,000	120,950
Ukraine Telecom Treasury 0.000% 08/19/2010- 08/20/2012	2,100,000	2,115,330
United Kingdom, GBP(e) 4.000% 03/07/2009	1,384,000	2,459,891
United Kingdom, GBP(e) 6.000% 12/07/2028	1,065,000	2,369,985
United Mexican States 7.500% 01/14/2012- 04/08/2033	1,088,000	1,176,281
United Mexican States 8.375% 01/14/2011	855,000	940,500
United Mexican States, JPY(e) 6.750% 06/06/2006	54,000,000	474,962
United Mexican States, MXN(e) 8.000% 12/19/2013- 12/07/2023	10,249,000	866,653
United Mexican States, MXN(e) 9.500% 12/18/2014	3,445,000	327,876
United Mexican States, MXN(e) 10.000% 12/05/2024	5,935,000	592,725

	Principal Amount	Market Value
United Mexican States, MXN(e) 10.500% 07/14/2011	$11,630,000	$1,208,640
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $63,923,022)		64,813,319
STRUCTURED OBLIGATIONS — 7.2%
Citigroup Global Markets Holdings, Inc., Dominican Republic Unsec. Credit Linked Nts. 03/12/2007- 04/30/2007	14,661,424	772,650
Citigroup Global Markets Holdings, Inc., Dominican Republic Unsec. Credit Linked Nts. 2520(c) 05/15/2006	146,940	146,862
Citigroup Global Markets Holdings, Inc., Dominican Republic Unsec. Credit Linked Nts. Private Placement(c) 07/10/2006- 11/06/2006	487,612	514,295
Citigroup Global Markets Holdings, Inc., Republic of Argentina Unsec. Credit Linked Nts. 05/22/2008- 04/16/2010	478,994	468,919
Citigroup Global Markets Holdings, Inc., Republic of Colombia Unsec. Credit Linked Nts(c) 07/27/2020	128,592	163,847
Citigroup Global Markets Holdings, Inc., Republic of Egypt Unsec. Credit Linked Nts. 02/16/2008	163,286	164,303
Citigroup Global Markets Holdings, Inc., Republic of Egypt Unsec. Credit Linked Nts. Private Placement(c) 08/03/2006- 09/21/2006	1,045,691	1,071,883

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Citigroup Global Markets Holdings, Inc., Republic of Nigeria Unsec. Credit Linked Nts. 03/01/2011- 04/04/2011	$928,328	$959,331
Citigroup Global Markets Holdings, Inc., Republic of Zambia Unsec. Credit Linked Nts. 02/21/2007	75,947	75,140
Citigroup Global Markets Holdings, Inc., Republic of Zimbabwe Unsec. Credit Linked Nts. 02/21/2007	180,194	182,073
Citigroup Global Markets Holdings, Inc., Ukraine Unsec. Credit Linked Nts.(c) 01/02/2010	58,772	57,596
Credit Suisse First Boston, Republic of Turkey Unsec. Credit Linked Nts., Series A, TRY(e) 07/05/2006	380,000	281,424
Credit Suisse First Boston, Ukraine Unsec. Credit Linked Nts., UAH(e) 12/30/2009	4,415,000	977,382
Deutsche Bank AG, Italian Republic Credit Linked Nts., EUR(e) 07/30/2010	1,400,000	1,752,043
Deutsche Bank AG, Republic of Egypt Unsec. Credit Linked Nts. 12/12/2006	1,840,000	303,031
Deutsche Bank AG, Republic of Indonesia Unsec. Credit Linked Nts. 06/22/2013	229,333	268,481

	Principal Amount	Market Value
Itl Campania, Italian Republic Unsec. Credit Linked Nts., EUR(e) 07/30/2010	$1,200,000	$1,507,626
JP Morgan Securities Ltd., Republic of Argentina Unsec. Credit Linked Nts. 12/19/2011	1,610,006	528,169
JP Morgan Securities Ltd., Republic of Brazil Real Credit Linked Nts., BRL(e) 06/01/2013	1,630,000	310,565
JP Morgan Securities Ltd., Republic of Brazil Real Unsec. Credit Linked Nts., BRL(e) 01/02/2015	10,985,700	1,803,453
JP Morgan Securities Ltd., Republic of Brazil Unsec. Credit Linked Nts. 05/15/2045	1,180,000	706,952
JP Morgan Securities Ltd., Republic of Columbia Unsec. Credit Linked Nts., COP(e) 08/03/2020	1,370,363	366,643
JP Morgan Securities Ltd., Republic of Peru Unsec. Credit Linked Nts., PEN(c)(e) 09/02/2015	292,127	124,242
Lehman Brothers, Republic of Turkey Unsec. Credit Linked Nts., TRY(e) 02/11/2010	370,000	314,129
Lehman Brothers, Romanian Unsec. Credit Linked Nts., RON(e) 03/05/2007- 04/18/2010	1,036,000	369,783
Morgan Stanley, Republic of Brazil Unsec. Credit Linked Nts. 01/02/2014	404,040	440,484

	Principal Amount	Market Value
Morgan Stanley, Republic of the Philippines Unsec. Credit Linked Nts.(c) 09/20/2015- 06/20/2016	$2,810,000	$3,157,416
Morgan Stanley, Republic of Venezuela Unsec. Credit Linked Nts. 05/20/2010- 11/20/2015	675,000	745,774
Morgan Stanley, Republic of Venezuela Unsec. Credit Linked Nts. Private Placement(c) 05/20/2010	350,000	388,290
TOTAL STRUCTURED OBLIGATIONS (Cost $17,924,708)		18,922,786
U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.6%
Federal Home Loan Mortgage Corporation (FHLMC) — 4.1%
Collateralized Mortgage Obligations — 0.9%
FHLMC, Series 2035, Class PE 7.000% 03/15/2028	178,034	36,467
FHLMC, Series 2042, Class N 6.500% 03/15/2028	125,272	127,254
FHLMC, Series 2049, Class PL 7.000% 04/15/2028	1,095,454	216,560
FHLMC, Series 2055, Class ZM 6.500% 05/15/2028	80,051	82,491
FHLMC, Series 2080, Class Z 6.500% 08/15/2028	52,581	54,482
FHLMC, Series 2122, Class F 5.350% 02/15/2029	292,763	293,890
FHLMC, Series 2177, Class SB 4.050% 08/15/2029	927,971	77,806
FHLMC, Series 2387, Class PD 6.000% 04/15/2030	48,956	49,022

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
FHLMC, Series 2456, Class BD 6.000% 03/15/2030	$6,787	$6,777
FHLMC, Series 2551, Class LF 5.400% 01/15/2033	423,460	426,884
FHLMC, Series 2583, Class PA 5.500% 03/15/2022	91,077	91,141
FHLMC, Series 2691, Class MG 4.500% 10/15/2033	397,000	338,484
FHLMC, Series 2819, Class S 2.700% 06/15/2034	719,179	50,662
FHLMC, Series 2920, Class S 1.800% 01/15/2035	418,303	17,065
FHLMC, Series 2939, Class PE 5.000% 02/15/2035	658,000	588,443
FHLMC, Series 3000, Class SE 1.250% 07/15/2025	527,512	14,302
Total Collateralized Mortgage Obligations		2,471,730
Pass-Through Securities — 3.2%
FHLMC 3.625% 09/15/2006	2,365,000	2,350,719
FHLMC 4.500% 05/01/2019	996,511	948,710
FHLMC 5.000% 08/01/2033	525,441	498,491
FHLMC 5.500% 09/15/2011	650,000	658,059
FHLMC 6.000% 06/15/2011- 09/01/2024	1,684,664	1,730,177
FHLMC 6.500% 04/01/2018- 06/01/2035	1,574,104	1,603,308
FHLMC 7.000% 03/01/2031- 10/01/2031	207,218	213,709
FHLMC 7.500% 02/01/2032	51,613	53,744
FHLMC 8.500% 08/01/2031	35,817	38,149
FHLMC TBA(g) 5.000% 05/01/2036	205,000	193,789
Total Pass-Through Securities		8,288,855
Total Federal Home Loan Mortgage Corporation		10,760,585

	Principal Amount	Market Value
Federal National Mortgage Association (FNMA) — 10.0%
Collateralized Mortgage Obligations — 1.1%
FNMA, Series 2006-50, Class SK 5.720% 05/15/2036	$200,000	$179,641
FNMA, Series 2001-50, Class NE 6.000% 08/25/2030	26,290	26,346
FNMA, Series 2001-51, Class OD 6.500% 10/25/2031	208,011	213,445
FNMA, Series 2001-70, Class LR 6.000% 09/25/2030	34,640	34,705
FNMA, Series 2001-T10, Class IO 0.450% 12/25/2041	8,078,519	129,810
FNMA, Series 2002-77, Class WF 5.310% 12/18/2032	48,912	49,081
FNMA, Series 2003-116, Class FA 5.359% 11/25/2033	47,944	48,011
FNMA, Series 2003-118, Class S, IO 3.141% 12/25/2033	425,028	47,193
FNMA, Series 2003-17, Class EQ 5.500% 03/25/2023	403,000	380,447
FNMA, Series 2003-23, Class EQ 5.500% 04/25/2023	331,000	312,363
FNMA, Series 2003-4, Class S, IO 3.290% 02/25/2033	135,762	14,266
FNMA, Series 2004-101, Class BG 5.000% 01/25/2020	155,000	147,021
FNMA, Series 2004-W9, Class 2A2 7.000% 02/25/2044	100,735	103,311
FNMA, Series 2005-100, Class BQ 5.500% 11/25/2025	110,000	104,088
FNMA, Series 2005-40, Class SA, IO 1.741% 05/25/2035	1,317,882	56,883
FNMA, Series 2005-40, Class SB, IO 1.791% 05/25/2035	317,269	13,365

	Principal Amount	Market Value
FNMA, Series 2005-71, Class DB 4.500% 08/25/2035	$190,000	$170,094
FNMA, Series 2005-71, Class SA, IO 1.791% 08/25/2025	346,907	15,767
FNMA, Series 2006-33, Class SP 2.320% 05/25/2036	1,384,000	80,243
FNMA, Series 254, Class 2 7.500% 01/01/2024	476,781	117,228
FNMA, Series 324, Class 2, IO 6.500% 06/01/2032	280,286	69,728
FNMA, Series 333, Class IO 5.500% 03/01/2033	781,130	202,148
FNMA, Series 338, Class IO 5.500% 06/01/2033	998,371	257,564
FNMA, Series 344, Class 2 6.000% 12/01/2033	165,523	42,162
FNMA, Series 346, Class 2 5.500% 12/01/2033	4,509	1,152
FNMA, Series SMBS, Class 321, IO 6.500% 03/01/2032	411,661	107,456
Total Collateralized Mortgage Obligations		2,923,518
Pass-Through Securities — 8.9%
FNMA(f) 0.000% 10/05/2007	2,200,000	2,042,558
FNMA 4.500% 03/01/2019	327,719	312,255
FNMA 4.750% 12/15/2010	995,000	975,557
FNMA 5.000% 06/01/2018- 11/01/2033	1,296,818	1,242,741
FNMA 5.500% 03/01/2033- 01/01/2034	2,024,469	1,970,700
FNMA 6.000% 05/15/2008- 11/01/2032	1,941,952	1,981,650
FNMA 6.500% 10/01/2028- 10/01/2034	1,327,079	1,358,131
FNMA 6.625% 09/15/2009	1,164,000	1,214,829

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
FNMA 7.000% 11/01/2017- 01/01/2036	$2,009,296	$2,072,157
FNMA 7.500% 02/01/2027- 03/01/2033	1,006,739	1,050,562
FNMA TBA(g) 5.000% 05/01/2036	3,500,000	3,310,508
FNMA TBA(g) 5.500% 05/01/2021- 05/01/2036	5,529,000	5,405,940
FNMA TBA(g) 7.000% 05/01/2036	362,000	372,181
Total Pass-Through Securities		23,309,769
Total Federal National Mortgage Association		26,233,287
Government National Mortgage Association (GNMA) — 0.2%
Pass-Through Securities
GNMA 13.000% 10/15/2015	114,132	131,831
GNMA 13.500% 06/15/2015	149,719	173,994
		305,825
Other Agencies — 1.3%
Pass-Through Securities
Resolution Funding Corp. Principal Strip 01/15/2021	1,955,000	873,511
Tennessee Valley Authority 6.790% 05/23/2012	2,378,000	2,559,147
		3,432,658
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $41,646,111)		40,732,355
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bonds — 0.1%
U.S. Treasury Bond 7.250% 05/15/2016	261,000	304,269
U.S. Treasury Notes — 0.2%
U.S. Treasury Strips(f) 0.000% 02/15/2016	913,000	552,930
TOTAL U.S. TREASURY OBLIGATIONS (Cost $904,836)		857,199
TOTAL BONDS & NOTES (Cost $233,303,146)		232,276,904

	Number of Shares	Market Value
MUTUAL FUNDS - 2.7%
Energy Select Sector SPDR Fund	3,960	$226,671
Financial Select Sector SPDR Fund	6,670	226,246
iShares FTSE/Xinhua China 25 Index Fund	500	39,275
iShares MSCI Australia Index Fund	1,800	39,492
iShares MSCI Brazil Index Fund(b)	900	39,843
iShares MSCI EAFE Index Fund(b)	54,900	3,735,945
iShares MSCI Emerging Markets Index Fund(b)	5,200	548,340
iShares MSCI EMU Index Fund	6,200	564,510
iShares MSCI Germany Index Fund	1,600	38,608
iShares MSCI Hong Kong Index Fund	2,700	38,610
iShares MSCI Japan Index Fund	50,000	741,500
iShares MSCI Mexico Index Fund(b)	1,000	40,500
iShares MSCI Pacific ex-Japan Index Fund	3,300	375,375
iShares MSCI Singapore Index Fund	4,250	39,780
iShares MSCI South Africa Index Fund	300	36,204
iShares MSCI South Korea Index Fund	750	37,200
iShares MSCI Spain Index Fund	900	38,466
Utilities Select Sector SPDR Fund(b)	6,990	218,927
		7,025,492
TOTAL MUTUAL FUNDS (Cost $6,899,626)		7,025,492
	Principal Amount
OPTIONS — 0.0%
Brazilian Real Call, Expires 6/7/2006, Strike 2.351	$3,150,000	2,546
Brazilian Real Call, Expires 6/8/2006, Strike 2.364	3,170,000	429

	Principal Amount	Market Value
Japanese Yen Put, Expires 9/21/2006, Strike 119.000	$1,206,000,000	$32,623
Mexican Peso Call, Expires 10/12/2006, Strike 11.400	6,612,000	14,314
Mexican Peso Put, Expires 7/20/2006, Strike 9.390	12,620,000	18,626
TOTAL OPTIONS (Cost $178,601)		68,538
TOTAL LONG TERM INVESTMENTS (Cost $248,742,687)		248,608,778
SHORT-TERM INVESTMENTS — 13.8%
Cash Equivalents — 6.8%(h)
Abbey National PLC Eurodollar Time Deposit 4.770% 05/03/2006	429,992	429,992
ABN Amro Bank NV Eurodollar Time Deposit 4.920% 05/30/2006	429,992	429,992
Banco Santander Central Hispano SA Commercial Paper 4.771% 05/02/2006	200,663	200,663
Banco Santander Central Hispano SA Commercial Paper 4.772% 05/03/2006	286,662	286,662
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 4.950% 06/20/2006	171,997	171,997
Bank of America 4.770% 05/16/2006	220,572	220,572
Bank of America 4.970% 06/19/2006	257,995	257,995
Bank of Montreal Eurodollar Time Deposit 4.770% 05/02/2006	286,662	286,662
Bank of Nova Scotia Eurodollar Time Deposit 4.790% 05/10/2006	429,992	429,992
Bank of Nova Scotia Eurodollar Time Deposit 4.800% 05/11/2006	286,662	286,662
Barclays Eurodollar Time Deposit 4.770% 05/16/2006	487,325	487,325

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Barclays Eurodollar Time Deposit 4.790% 05/10/2006	$171,997	$171,997
BNP Paribas Eurodollar Time Deposit 4.760% 05/02/2006	229,329	229,329
BNP Paribas Eurodollar Time Deposit 4.820% 05/05/2006	429,992	429,992
Branch Banker & Trust Eurodollar Time Deposit 4.850% 05/19/2006	429,992	429,992
Calyon Eurodollar Time Deposit 4.740% 05/09/2006	429,992	429,992
Calyon Eurodollar Time Deposit 4.910% 06/02/2006	429,992	429,992
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.970% 06/23/2006	286,662	286,662
Deutsche Bank Eurodollar Time Deposit 4.760% 05/01/2006	429,992	429,992
Dexia Group Eurodollar Time Deposit 4.755% 05/05/2006	286,662	286,662
Dexia Group Eurodollar Time Deposit 4.775% 05/04/2006	143,331	143,331
Federal Home Loan Bank Discount Note 4.668% 05/02/2006	139,046	139,046
First Tennessee National Corporation Eurodollar Time Deposit 4.950% 06/19/2006	286,662	286,662
Fortis Bank Eurodollar Time Deposit 4.770% 05/01/2006	114,665	114,665
Fortis Bank Eurodollar Time Deposit 4.830% 05/08/2006	143,331	143,331
Fortis Bank Eurodollar Time Deposit 4.840% 05/12/2006	429,992	429,992
Fortis Bank Eurodollar Time Deposit 4.970% 06/22/2006	143,331	143,331
Freddie Mac Discount Note 4.711% 05/03/2006	50,318	50,318

	Principal Amount	Market Value
General Electric Capital Corp. Commercial Paper 4.727% 05/09/2006	$568,842	$568,842
Harris NA Eurodollar Time Deposit 4.900% 05/23/2006	286,662	286,662
HBOS Halifax Bank of Scotland Certificate of Deposit 4.789% 07/10/2006	286,662	286,662
Lloyds TSB Bank Eurodollar Time Deposit 4.810% 05/11/2006	487,325	487,325
Marshall & Ilsley Bank Eurodollar Time Deposit 4.990% 06/23/2006	229,329	229,329
Nordea Bank Finland PLC Eurodollar Time Deposit 4.970% 05/30/2006	544,657	544,657
Rabobank Nederland Eurodollar Time Deposit 4.820% 05/01/2006	487,325	487,325
Rabobank Nederland Eurodollar Time Deposit 4.920% 06/12/2006	429,992	429,992
Royal Bank of Canada Eurodollar Time Deposit 4.765% 05/01/2006	573,323	573,323
Royal Bank of Canada Eurodollar Time Deposit 4.990% 06/27/2006	538,924	538,924
Royal Bank of Scotland Eurodollar Time Deposit 4.760% 05/08/2006	429,992	429,992
Royal Bank of Scotland Eurodollar Time Deposit 4.810% 05/09/2006	200,663	200,663
Royal Bank of Scotland Eurodollar Time Deposit 4.870% 05/12/2006	372,660	372,660
Societe Generale Eurodollar Time Deposit 4.700% 05/05/2006	143,331	143,331
Societe Generale Eurodollar Time Deposit 4.780% 05/04/2006	573,323	573,323
Societe Generale Eurodollar Time Deposit 4.790% 05/10/2006	200,663	200,663
Standard Chartered Bank Eurodollar Time Deposit 5.000% 06/27/2006	286,662	286,662

	Principal Amount	Market Value
Svenska Handlesbanken Eurodollar Time Deposit 4.820% 05/01/2006	$1,130,406	$1,130,406
The Bank of the West Eurodollar Time Deposit 4.940% 06/16/2006	372,660	372,660
UBS AG Eurodollar Time Deposit 4.940% 06/16/2006	573,323	573,323
UBS AG Eurodollar Time Deposit 4.950% 06/20/2006	229,329	229,329
Wells Fargo Eurodollar Time Deposit 4.860% 05/12/2006	429,992	429,992
Wells Fargo Eurodollar Time Deposit 4.870% 05/11/2006	143,331	143,331
Wells Fargo Eurodollar Time Deposit 4.900% 05/15/2006	286,662	286,662
		17,869,838
Repurchase Agreements — 2.6%
Investors Bank & Trust Company Repurchase Agreement, dated 04/28/2006, 3.23%, due 05/01/2006(i)	6,909,506	6,909,506
U.S. Treasury Bills — 4.4%
U.S. Treasury Bill 4.355% 05/11/2006	7,735,000	7,724,868
U.S. Treasury Bill 4.450% 05/18/2006	800,000	798,121
U.S. Treasury Bill 4.465% 05/18/2006	745,000	743,245
U.S. Treasury Bill 4.540% 05/18/2006	2,120,000	2,114,920
		11,381,154
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		36,160,498
TOTAL INVESTMENTS — 108.6% (Cost $284,903,185)(j)		284,769,276
Other Assets/ (Liabilities) — (8.6%)		(22,761,697)
NET ASSETS — 100.0%		$262,007,579

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

MTN - Medium Term Note

REIT - Real Estate Investment Trust

TBA - To be announced

ARS - Argentine Peso

AUD - Australian Dollar

BRL - Brazilian Lira

COP - Colombian Peso

DKK - Danish Krone

EUR - Euro

GBP - British Pound

ILS - Israeli Shekel

JPY - Japanese Yen

KZT - Kazakhstan Tenge

MXN - Mexican Peso

MYR - Malaysian Ringgit

NGN - Nigeria Naira

PEN - Peruvian New Sol

PLN - Polish Zloty

RON - New Romanian Leu

RUB - Russian Ruble

TRY - New Turkish Lira

UAH - Ukraine Hryvnia

ZAR - South African Rand

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan. (Note 2).

(c)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities amounted to a value of $34,385,855 or 13.1% of net assets.

(d)  Security is currently in default.

(e)  The principal amount of the security is in foreign currency. The market value is in U.S. dollars.

(f)  This security is held as collateral for open futures contracts. (Note 2).

(g)  A portion of this security is purchased on a forward commitment basis. (Note 2).

(h)  Represents investments of security lending collateral. (Note 2).

(i)  Maturity value of $6,911,366. Collateralized by a U.S. Government Agency obligation with a rate of 4.018%, maturity date of 04/01/2034, and an aggregate market value, including accrued interest of $7,254,981.

(j)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments

April 30, 2006 (Unaudited)

	Principal Amount	Market Value
BONDS & NOTES — 90.1%
CORPORATE DEBT
Aerospace & Defense — 1.6%
Bombardier, Inc.(a) 6.300% 05/01/2014	$800,000	$738,000
GenCorp, Inc. 9.500% 08/15/2013	228,000	246,240
Moog, Inc. 6.250% 01/15/2015	640,000	619,200
TransDigm, Inc. 8.375% 07/15/2011	125,000	131,250
		1,734,690
Apparel, Textiles & Shoes — 2.0%
GFSI, Inc.(a) 11.000% 06/01/2011	500,000	475,000
Interface, Inc., Series B 9.500% 02/01/2014	1,000,000	1,040,000
Phillips Van-Heusen Corp. 7.250% 02/15/2011	700,000	703,500
		2,218,500
Automotive & Parts — 4.4%
Affinia Group, Inc. 9.000% 11/30/2014	800,000	710,000
The Goodyear Tire & Rubber Co. 9.000% 07/01/2015	1,500,000	1,545,000
Keystone Automotive Operations, Inc. 9.750% 11/01/2013	350,000	316,750
Tenneco Automotive, Inc.(b) 8.625% 11/15/2014	1,350,000	1,366,875
United Components, Inc. 9.375% 06/15/2013	900,000	882,000
		4,820,625
Banking, Savings & Loans — 0.9%
Ametek, Inc. 7.200% 07/15/2008	100,000	102,642
Dollar Financial Group, Inc. 9.750% 11/15/2011	825,000	868,312
		970,954
Beverages — 1.0%
National Wine and Spirits, Inc. 10.125% 01/15/2009	1,150,000	1,150,000

	Principal Amount	Market Value
Broadcasting, Publishing & Printing — 4.2%
Cablevision Systems Corp. 9.620% 04/01/2009	$600,000	$634,500
CCH I LLC 11.000% 10/01/2015	1,240,000	1,103,600
CSC Holdings, Inc. 7.625% 04/01/2011	750,000	763,125
CSC Holdings, Inc., Series B 8.125% 07/15/2009	250,000	259,375
LodgeNet Entertainment Corp. 9.500% 06/15/2013	500,000	538,750
Primedia, Inc. 8.000% 05/15/2013	500,000	452,500
Primedia, Inc. 10.124% 05/15/2010	350,000	357,875
Vertis, Inc., Series B(b) 10.875% 06/15/2009	575,000	549,125
		4,658,850
Building Materials & Construction — 1.3%
Chemed Corp. 8.750% 02/24/2011	1,300,000	1,378,000
Chemicals — 5.8%
Airgas, Inc. 7.750% 09/15/2006	200,000	201,500
Airgas, Inc. 9.125% 10/01/2011	100,000	105,250
Consolidated Container Co. LLC 0.000% 06/15/2009	900,000	846,000
Geo Sub Corp. 11.000% 05/15/2012	1,300,000	1,306,500
Georgia Gulf Corp. 7.125% 12/15/2013	325,000	330,687
Graham Packaging Co.(b) 9.875% 10/15/2014	900,000	924,750
Huntsman LLC 11.625% 10/15/2010	505,000	568,125
Lyondell Chemical Co. 9.500% 12/15/2008	103,000	107,377
OM Group, Inc. 9.250% 12/15/2011	650,000	671,125
PQ Corp.(a) 8.000% 02/15/2013	475,000	451,250
Rhodia SA 10.250% 06/01/2010	752,000	840,360
		6,352,924

	Principal Amount	Market Value
Commercial Services — 13.5%
Allied Waste North America, Inc.(b) 6.125% 02/15/2014	$1,050,000	$1,002,750
Cadmus Communications Corp. 8.375% 06/15/2014	600,000	604,500
Cenveo Corp. 7.875% 12/01/2013	1,050,000	1,015,875
Insurance Auto Auctions, Inc. 11.000% 04/01/2013	1,500,000	1,575,000
Invensys PLC(a)(b) 9.875% 03/15/2011	1,500,000	1,582,500
Iron Mountain, Inc. 6.625% 01/01/2016	200,000	188,500
Iron Mountain, Inc. 8.625% 04/01/2013	700,000	728,875
Mac-Gray Corp. 7.625% 08/15/2015	900,000	922,500
MSX International, Inc. 11.000% 10/15/2007	200,000	190,000
Rent-A-Center, Inc. 7.500% 05/01/2010	1,000,000	996,250
Rent-Way, Inc. 11.875% 06/15/2010	850,000	885,062
Samsonite Corp. 8.875% 06/01/2011	1,150,000	1,219,000
Service Corp. International(a) 7.500% 06/15/2017	700,000	686,000
United Rentals North America, Inc.(b) 7.000% 02/15/2014	500,000	481,250
United Rentals North America, Inc. 7.750% 11/15/2013	500,000	502,500
Waste Services, Inc. 9.500% 04/15/2014	900,000	931,500
Williams Scotsman, Inc. 8.500% 10/01/2015	1,350,000	1,387,125
		14,899,187
Communications — 0.5%
Intelsat Subsidiary Holding Co., Ltd. 9.614% 01/15/2012	500,000	507,500
Computer Integrated Systems Design — 2.2%
Activant Solutions, Inc.(a) 9.500% 05/01/2016	350,000	356,125

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Activant Solutions, Inc. 10.500% 06/15/2011	$585,000	$645,577
Activant Solutions, Inc.(a) 10.990% 04/01/2010	1,400,000	1,428,000
		2,429,702
Electric Utilities — 4.0%
AES Corp. 8.750% 06/15/2008	142,000	148,035
AES Corp. 8.875% 02/15/2011	1,250,000	1,343,750
Dynegy Holdings, Inc.(a) 8.375% 05/01/2016	330,000	328,350
NRG Energy, Inc. 7.375% 02/01/2016	350,000	353,062
Sierra Pacific Resources 6.750% 08/15/2017	940,000	928,288
Tenaska Alabama Partners, LP(a) 7.000% 06/30/2021	502,483	496,799
Utilicorp., Inc. 9.950% 02/01/2011	775,000	858,312
		4,456,596
Electrical Equipment & Electronics — 1.5%
Communications & Power Industries, Inc. 8.000% 02/01/2012	100,000	102,750
GrafTech International Ltd. 1.625% 01/15/2024	600,000	436,500
Telex Communications, Inc. 11.500% 10/15/2008	1,000,000	1,068,750
		1,608,000
Energy — 10.6%
Atlas Pipeline Partners LP(a) 8.125% 12/15/2015	400,000	413,000
Basic Energy Services, Inc.(a) 7.125% 04/15/2016	475,000	469,062
Brigham Exploration Co.(a)(b) 9.625% 05/01/2014	1,500,000	1,500,000
Chesapeake Energy Corp. 6.500% 08/15/2017	410,000	391,550
Chesapeake Energy Corp. 6.875% 01/15/2016	750,000	738,750
Clayton William Energy 7.750% 08/01/2013	800,000	754,000
El Paso Corp.(b) 7.875% 06/15/2012	425,000	439,875

	Principal Amount	Market Value
El Paso Production Holding Co. 7.750% 06/01/2013	$600,000	$618,750
Exco Resources, Inc. 7.250% 01/15/2011	675,000	666,562
North American Energy Partners, Inc. 8.750% 12/01/2011	775,000	761,437
Plains Exploration & Production Co. 8.750% 07/01/2012	250,000	264,375
Pogo Producing Co. 6.625% 03/15/2015	850,000	824,500
Pogo Producing Co. 6.875% 10/01/2017	175,000	170,188
The Premcor Refining Group, Inc. 6.750% 05/01/2014	395,000	407,752
Quicksilver Resources, Inc. 7.125% 04/01/2016	950,000	935,750
Sonat, Inc. 7.625% 07/15/2011	500,000	512,500
Transmontaigne, Inc. 9.125% 06/01/2010	975,000	1,050,563
Williams Cos., Inc. 7.125% 09/01/2011	250,000	256,875
Williams Cos., Inc. Series A 7.500% 01/15/2031	500,000	510,000
		11,685,489
Entertainment & Leisure — 4.7%
AMC Entertainment, Inc.(a)(b) 11.000% 02/01/2016	1,290,000	1,399,650
Diamond Jo LLC 8.750% 04/15/2012	900,000	900,000
Imax Corp.(b) 9.625% 12/01/2010	1,000,000	1,067,500
Liberty Media Corp.(b) 5.700% 05/15/2013	850,000	790,976
Mohegan Tribal Gaming Authority 6.375% 07/15/2009	1,000,000	992,500
Park Place Entertainment Corp. 7.000% 04/15/2013	45,000	46,828
		5,197,454
Financial Services — 11.5%
ALH Finance LLC/ALH Finance Corp.(b) 8.500% 01/15/2013	1,200,000	1,176,000

	Principal Amount	Market Value
BCP Crystal Holdings Corp. 9.625% 06/15/2014	$439,000	$482,900
CCO Holdings LLC/ Cap Corp. 9.035% 12/15/2010	500,000	508,750
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. 9.625% 11/15/2009	500,000	400,000
Ford Motor Credit Co. 5.625% 10/01/2008	1,750,000	1,592,922
General Motors Acceptance Corp. 6.875% 09/15/2011	1,750,000	1,639,400
General Motors Acceptance Corp. 7.750% 01/19/2010	1,250,000	1,229,336
Inergy LP/Inergy Finance Corp.(a) 8.250% 03/01/2016	1,025,000	1,053,188
Insight Midwest LP/ Insight Capital, Inc. 9.750% 10/01/2009	375,000	386,250
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 8.000% 12/15/2014	100,000	93,250
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., Series B 6.875% 11/01/2014	350,000	332,500
Mediacom LLC/Mediacom Capital Corp.(b) 9.500% 01/15/2013	600,000	613,500
Mrs Fields Famous Brands LLC/Mrs Fields Financing Co., Inc. 11.500% 03/15/2011	1,050,000	954,188
Pacific Energy Partners, LP/Pacific Energy Finance Corp. 6.250% 09/15/2015	350,000	336,000
Pacific Energy Partners, LP/Pacific Energy Finance Corp. 7.125% 06/15/2014	700,000	707,000
Qwest Capital Funding, Inc.(b) 7.000% 08/03/2009	650,000	652,438

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Universal City Florida Holding Co.(b) 8.375% 05/01/2010	$235,000	$242,050
Universal City Florida Holding Co. 9.430% 05/01/2010	235,000	242,050
		12,641,722
Foods — 3.0%
Dean Foods Co. 6.900% 10/15/2017	700,000	696,500
Land O' Lakes, Inc. 8.750% 11/15/2011	430,000	448,275
Land O' Lakes, Inc. 9.000% 12/15/2010	500,000	532,500
Pinnacle Foods Holding Corp. 8.250% 12/01/2013	1,000,000	1,002,500
Wornick Co. 10.875% 07/15/2011	600,000	621,000
		3,300,775
Forest Products & Paper — 4.2%
Abitibi- Consolidated, Inc.(b) 7.750% 06/15/2011	350,000	346,500
Abitibi- Consolidated, Inc.(b) 8.375% 04/01/2015	135,000	136,350
Newark Group, Inc. 9.750% 03/15/2014	745,000	702,163
Packaging Dynamics Finance Corp.(a) 10.000% 05/01/2016	1,450,000	1,475,375
Pregis Corp.(a)(b) 12.375% 10/15/2013	1,000,000	1,050,000
Rock-Tenn Co. 8.200% 08/15/2011	900,000	895,500
		4,605,888
Heavy Machinery — 1.0%
Great Lakes Dredge & Dock Corp. 7.750% 12/15/2013	470,000	442,975
Thermadyne Holdings Corp. 9.250% 02/01/2014	750,000	686,250
		1,129,225
Household Products — 0.6%
Owens-Illinois, Inc.(b) 7.500% 05/15/2010	700,000	701,750

	Principal Amount	Market Value
Industrial – Diversified — 1.0%
Leucadia National Corp. 7.000% 08/15/2013	$750,000	$744,375
Tekni-Plex, Inc.(a) 10.875% 08/15/2012	350,000	392,000
		1,136,375
Lodging — 2.7%
Intrawest Corp. 7.500% 10/15/2013	750,000	759,375
Majestic Star Casino LLC 9.500% 10/15/2010	700,000	745,500
MGM Mirage 6.750% 09/01/2012	750,000	742,500
Station Casinos, Inc. 6.500% 02/01/2014	500,000	486,250
Station Casinos, Inc.(a) 6.625% 03/15/2018	225,000	214,031
		2,947,656
Manufacturing — 0.1%
Elgin National Industries, Inc., Series B 11.000% 11/01/2007	125,000	122,813
Metals & Mining — 1.1%
Massey Energy Co.(a) 6.875% 12/15/2013	500,000	481,250
Trimas Corp. 9.875% 06/15/2012	800,000	750,000
		1,231,250
Prepackaged Software — 0.8%
Sungard Data Systems, Inc. 4.875% 01/15/2014	750,000	660,938
Sungard Data Systems, Inc.(a) 9.125% 08/15/2013	200,000	213,500
		874,438
Restaurants — 1.6%
Sbarro, Inc.(b) 11.000% 09/15/2009	1,000,000	1,030,000
VICORP Restaurants, Inc. 10.500% 04/15/2011	800,000	748,000
		1,778,000
Retail — 0.8%
Neiman-Marcus Group, Inc.(a) 10.375% 10/15/2015	850,000	909,500

	Principal Amount	Market Value
Telephone Utilities — 2.2%
Cincinnati Bell, Inc. 8.375% 01/15/2014	$750,000	$766,875
Qwest Communications International, Inc.(b) 7.500% 02/15/2014	1,150,000	1,158,625
Qwest Corp. 8.875% 03/15/2012	125,000	136,875
Rogers Wireless Communications, Inc. 7.250% 12/15/2012	200,000	207,250
Rogers Wireless Communications, Inc. 8.000% 12/15/2012	200,000	210,000
		2,479,625
Transportation — 1.3%
Hornbeck Offshore Services, Inc., Series B 6.125% 12/01/2014	75,000	72,188
Quality Distribution LLC/ QD Capital Corp. 9.568% 01/15/2012	650,000	648,375
Stanadyne Corp. 10.000% 08/15/2014	800,000	736,000
		1,456,563
TOTAL BONDS & NOTES (Cost $98,112,024)		99,384,051
SHORT-TERM INVESTMENTS — 22.2%
Cash Equivalents — 13.9%(c)
Abbey National PLC Eurodollar Time Deposit 4.770% 05/03/2006	368,923	368,923
ABN Amro Bank NV Eurodollar Time Deposit 4.920% 05/30/2006	368,923	368,923
Banco Santander Central Hispano SA Commercial Paper 4.771% 05/02/2006	172,164	172,164
Banco Santander Central Hispano SA Commercial Paper 4.772% 05/03/2006	245,949	245,949
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 4.950% 06/20/2006	147,569	147,569
Bank of America 4.770% 05/16/2006	189,246	189,246
Bank of America 4.970% 06/19/2006	221,354	221,354

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Bank of Montreal Eurodollar Time Deposit 4.770% 05/02/2006	$245,949	$245,949
Bank of Nova Scotia Eurodollar Time Deposit 4.790% 05/10/2006	368,923	368,923
Bank of Nova Scotia Eurodollar Time Deposit 4.800% 05/11/2006	245,949	245,949
Barclays Eurodollar Time Deposit 4.770% 05/16/2006	418,113	418,113
Barclays Eurodollar Time Deposit 4.790% 05/10/2006	147,569	147,569
BNP Paribas Eurodollar Time Deposit 4.760% 05/02/2006	196,759	196,759
BNP Paribas Eurodollar Time Deposit 4.820% 05/05/2006	368,923	368,923
Branch Banker & Trust Eurodollar Time Deposit 4.850% 05/19/2006	368,923	368,923
Calyon Eurodollar Time Deposit 4.740% 05/09/2006	368,923	368,923
Calyon Eurodollar Time Deposit 4.910% 06/02/2006	368,923	368,923
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.970% 06/23/2006	245,949	245,949
Deutsche Bank Eurodollar Time Deposit 4.760% 05/01/2006	368,923	368,923
Dexia Group Eurodollar Time Deposit 4.755% 05/05/2006	245,949	245,949
Dexia Group Eurodollar Time Deposit 4.775% 05/04/2006	122,974	122,974
Federal Home Loan Bank Discount Note 4.668% 05/02/2006	119,298	119,298
First Tennessee National Corporation Eurodollar Time Deposit 4.950% 06/19/2006	245,949	245,949
Fortis Bank Eurodollar Time Deposit 4.770% 05/01/2006	98,379	98,379

	Principal Amount	Market Value
Fortis Bank Eurodollar Time Deposit 4.830% 05/08/2006	$122,974	$122,974
Fortis Bank Eurodollar Time Deposit 4.840% 05/12/2006	368,923	368,923
Fortis Bank Eurodollar Time Deposit 4.970% 06/22/2006	122,974	122,974
Freddie Mac Discount Note 4.711% 05/03/2006	43,172	43,172
General Electric Capital Corp. Commercial Paper 4.727% 05/09/2006	488,052	488,052
Harris NA Eurodollar Time Deposit 4.900% 05/23/2006	245,949	245,949
HBOS Halifax Bank of Scotland Certificate of Deposit 4.789% 07/10/2006	245,949	245,949
Lloyds TSB Bank Eurodollar Time Deposit 4.810% 05/11/2006	418,113	418,113
Marshall & Ilsley Bank Eurodollar Time Deposit 4.990% 06/23/2006	196,759	196,759
Nordea Bank Finland PLC Eurodollar Time Deposit 4.970% 05/30/2006	467,302	467,302
Rabobank Nederland Eurodollar Time Deposit 4.820% 05/01/2006	418,113	418,113
Rabobank Nederland Eurodollar Time Deposit 4.920% 06/12/2006	368,923	368,923
Royal Bank of Canada Eurodollar Time Deposit 4.765% 05/01/2006	491,897	491,897
Royal Bank of Canada Eurodollar Time Deposit 4.990% 06/27/2006	462,383	462,383
Royal Bank of Scotland Eurodollar Time Deposit 4.760% 05/08/2006	368,923	368,923
Royal Bank of Scotland Eurodollar Time Deposit 4.810% 05/09/2006	172,164	172,164
Royal Bank of Scotland Eurodollar Time Deposit 4.870% 05/12/2006	319,733	319,733

	Principal Amount	Market Value
Societe Generale Eurodollar Time Deposit 4.700% 05/05/2006	$122,974	$122,974
Societe Generale Eurodollar Time Deposit 4.780% 05/04/2006	491,897	491,897
Societe Generale Eurodollar Time Deposit 4.790% 05/10/2006	172,164	172,164
Standard Chartered Bank Eurodollar Time Deposit 5.000% 06/27/2006	245,949	245,949
Svenska Handlesbanken Eurodollar Time Deposit 4.820% 05/01/2006	969,860	969,860
The Bank of the West Eurodollar Time Deposit 4.940% 06/16/2006	319,733	319,733
UBS AG Eurodollar Time Deposit 4.940% 06/16/2006	491,897	491,897
UBS AG Eurodollar Time Deposit 4.950% 06/20/2006	196,759	196,759
Wells Fargo Eurodollar Time Deposit 4.860% 05/12/2006	368,923	368,923
Wells Fargo Eurodollar Time Deposit 4.870% 05/11/2006	122,974	122,974
Wells Fargo Eurodollar Time Deposit 4.900% 05/15/2006	245,949	245,949
		15,331,885
Repurchase Agreements — 8.3%
Investors Bank & Trust Company Repurchase Agreement, dated 04/28/2006, 3.23%, due 05/01/2006(d)	9,114,201	9,114,201
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		24,446,086
TOTAL INVESTMENTS — 112.3% (Cost $122,558,110)(e)		123,830,137
Other Assets/ (Liabilities) — (12.3%)		(13,589,832)
NET ASSETS — 100.0%		$110,240,305

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

(a)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities amounted to a value of $16,112,580 or 14.6% of net assets.

(b)  Denotes all or a portion of security on loan. (Note 2).

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $9,116,654. Collateralized by a U.S. Government Agency obligation with a rate of 7.610%, maturity date of 03/25/2030, and an aggregate market value, including accrued interest, of $9,569,911.

(e)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments

April 30, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 62.5%
COMMON STOCK — 62.5%
Advertising — 0.0%
Monster Worldwide, Inc.(a)	1,000	$57,400
Omnicom Group, Inc.	100	9,001
		66,401
Aerospace & Defense — 2.6%
Boeing Co.	20,400	1,702,380
General Dynamics Corp.	15,900	1,043,358
Honeywell International, Inc.	6,400	272,000
Lockheed Martin Corp.	9,300	705,870
Northrop Grumman Corp.	9,200	615,480
Raytheon Co.	17,800	788,006
Rockwell Collins, Inc.	2,500	143,000
United Technologies Corp.	13,400	841,654
		6,111,748
Air Transportation — 0.0%
Southwest Airlines Co.	5,500	89,210
Apparel, Textiles & Shoes — 0.4%
Coach, Inc.(a)	3,900	128,778
Jones Apparel Group, Inc.	2,200	75,570
Liz Claiborne, Inc.	900	35,145
Nike, Inc. Cl. B	3,200	261,888
Nordstrom, Inc.	7,500	287,475
VF Corp.	900	55,071
		843,927
Automotive & Parts — 0.2%
AutoNation, Inc.(a)	100	2,252
Ford Motor Co.(b)	28,500	198,075
General Motors Corp.(b)	9,000	205,920
Genuine Parts Co.	1,100	48,015
The Goodyear Tire & Rubber Co.(a)(b)	3,800	53,200
		507,462
Banking, Savings & Loans — 5.3%
AmSouth Bancorporation	3,700	107,078
Bank of America Corp.	49,164	2,454,267
BB&T Corp.	6,200	266,228
Capital One Financial Corp.	6,100	528,504
Comerica, Inc.	1,900	108,053
Compass Bancshares, Inc.	1,600	87,936
Fannie Mae	10,200	516,120
Fifth Third Bancorp(b)	5,800	234,436

	Number of Shares	Market Value
First Horizon National Corp.	1,600	$67,872
Freddie Mac	7,400	451,844
Golden West Financial Corp.	3,100	222,797
JP Morgan Chase & Co.	38,900	1,765,282
KeyCorp	8,400	321,048
M&T Bank Corp.	900	107,460
Marshall and Ilsley Corp.(b)	1,300	59,436
Mellon Financial Corp.	4,700	176,861
National City Corp.	6,200	228,780
North Fork Bancorporation, Inc.	50	1,506
Northern Trust Corp.	100	5,889
Regions Financial Corp.	5,066	184,960
SLM Corp.	4,600	243,248
Sovereign Bancorp, Inc.(b)	2,300	50,991
State Street Corp.	3,800	248,216
SunTrust Banks, Inc.	4,000	309,320
Synovus Financial Corp.	2,400	67,200
U.S. Bancorp	19,100	600,504
Wachovia Corp.	17,128	1,025,111
Washington Mutual, Inc.	10,885	490,478
Wells Fargo & Co.	17,800	1,222,682
Zions Bancorp	1,200	99,636
		12,253,743
Beverages — 1.1%
Anheuser-Busch Cos., Inc.	1,500	66,870
Brown-Forman Corp. Cl. B	1,300	96,850
The Coca-Cola Co.	12,000	503,520
Coca-Cola Enterprises, Inc.	3,600	70,308
Constellation Brands, Inc. Cl. A(a)	1,600	39,520
The Pepsi Bottling Group, Inc.	2,000	64,200
PepsiCo, Inc.	28,200	1,642,368
		2,483,636
Broadcasting, Publishing & Printing — 0.9%
Dow Jones & Co., Inc.(b)	900	33,273
Gannett Co., Inc.	4,100	225,500
Knight-Ridder, Inc.(b)	1,000	62,000
The McGraw-Hill Companies, Inc.	3,900	217,074
Meredith Corp.	900	44,640
New York Times Co. Cl. A(b)	100	2,479

	Number of Shares	Market Value
The Scripps (E.W.) Co. Cl. A	100	$4,608
Time Warner, Inc.	78,600	1,367,640
Tribune Co.	100	2,883
Univision Communications, Inc. Cl. A(a)	3,100	110,639
		2,070,736
Building Materials & Construction — 0.3%
Louisiana-Pacific Corp.(b)	14,500	399,910
Masco Corp.	3,400	108,460
Vulcan Materials Co.	1,200	101,952
		610,322
Chemicals — 0.6%
Dow Chemical Co.	17,400	706,614
Engelhard Corp.	2,500	96,025
Monsanto Co.	4,900	408,660
PPG Industries, Inc.	100	6,712
Rohm & Haas Co.	3,000	151,800
Tronox, Inc. Cl. B(a)	791	13,684
		1,383,495
Commercial Services — 1.0%
Allied Waste Industries, Inc.(a)(b)	22,400	317,184
Donnelley (R.R.) & Sons Co.	100	3,369
eBay, Inc.(a)	20,100	691,641
Equifax, Inc.	2,100	80,934
Fluor Corp.	1,700	157,947
Moody's Corp.	7,600	471,276
Paychex, Inc.	4,100	165,599
PerkinElmer, Inc.	2,100	45,024
Public Storage, Inc.	600	46,128
Quest Diagnostics	100	5,573
Ryder System, Inc.(b)	900	46,935
Waste Management, Inc.	10,300	385,838
		2,417,448
Communications — 0.5%
Ciena Corp.(a)(b)	7,700	31,493
Citizens Communications Co.	31,300	415,664
L-3 Communications Holdings, Inc.	1,600	130,720
Network Appliance, Inc.(a)	4,600	170,522
Qualcomm, Inc.	3,400	174,556
Tellabs, Inc.(a)	11,000	174,350
		1,097,305

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Communications Equipment — 0.3%
Motorola, Inc.	32,700	$698,145
Computer Integrated Systems Design — 0.3%
Autodesk, Inc.(a)	5,400	227,016
Computer Sciences Corp.(a)	6,400	374,720
Parametric Technology Corp.(a)	12	179
		601,915
Computers & Information — 3.2%
Apple Computer, Inc.(a)	18,700	1,316,293
Cisco Systems, Inc.(a)	111,700	2,340,115
EMC Corp.(a)	31,500	425,565
International Business Machines Corp.	28,000	2,305,520
International Game Technology	5,800	219,994
Jabil Circuit, Inc.(a)	6,900	269,031
Lexmark International, Inc.(a)	1,500	73,050
Solectron Corp.(a)	83,200	332,800
		7,282,368
Computers & Office Equipment — 0.9%
Electronic Data Systems Corp.	100	2,708
Hewlett-Packard Co.	59,100	1,918,977
Pitney Bowes, Inc.	1,800	75,330
Xerox Corp.(a)	13,300	186,732
		2,183,747
Containers — 0.2%
Ball Corp.	1,800	71,964
Pactiv Corp.(a)	8,800	214,192
Sealed Air Corp.(b)	1,800	96,930
Temple-Inland, Inc.	2,400	111,456
		494,542
Cosmetics & Personal Care — 1.1%
Colgate-Palmolive Co.	1,000	59,120
The Estee Lauder Cos., Inc. Cl. A	1,800	66,816
Kimberly-Clark Corp.	4,800	280,944
The Procter & Gamble Co.	37,818	2,201,386
		2,608,266
Data Processing & Preparation — 0.5%
Affiliated Computer Services, Inc. Cl. A(a)	1,000	55,760
Automatic Data Processing, Inc.	7,000	308,560
First Data Corp.	9,300	443,517
Fiserv, Inc.(a)	2,300	103,684

	Number of Shares	Market Value
IMS Health, Inc.	1,600	$43,488
NCR Corp.(a)	2,300	90,620
		1,045,629
Electric Utilities — 1.8%
Ameren Corp.	1,200	60,444
American Electric Power Co., Inc.	11,000	368,060
CenterPoint Energy, Inc.	2,900	34,858
Consolidated Edison, Inc.(b)	4,400	189,728
Constellation Energy Group, Inc.	1,400	76,888
Dominion Resources, Inc.(b)	2,700	202,149
DTE Energy Co.	3,300	134,574
Duke Energy Corp.(b)	20,664	601,736
Edison International	8,900	359,649
Entergy Corp.	1,700	118,898
Exelon Corp.	6,200	334,800
FirstEnergy Corp.	3,100	157,201
FPL Group, Inc.	3,800	150,480
NiSource, Inc.(b)	1,600	33,776
PG&E Corp.	6,300	250,992
Pinnacle West Capital Corp.	1,000	40,100
PPL Corp.	3,500	101,640
Progress Energy, Inc.	4,500	192,600
Public Service Enterprise Group, Inc.	4,500	282,150
Southern Co.(b)	6,800	219,164
Teco Energy, Inc.	1,300	20,774
TXU Corp.	4,400	218,372
		4,149,033
Electrical Equipment & Electronics — 3.7%
Advanced Micro Devices, Inc.(a)(b)	14,700	475,545
Altera Corp.(a)	4,600	100,464
Analog Devices, Inc.(b)	5,000	189,600
Broadcom Corp. Cl. A(a)	5,400	221,994
Emerson Electric Co.	5,400	458,730
Freescale Semiconductor, Inc. Cl. B(a)	12,437	393,880
General Electric Co.	110,200	3,811,818
Intel Corp.	28,900	577,422
Johnson Controls, Inc.	1,600	130,480
KLA-Tencor Corp.	2,600	125,216
LSI Logic Corp.(a)(b)	5,400	57,510
Micron Technology, Inc.(a)(b)	8,300	140,851
Molex, Inc.	1,900	70,528

	Number of Shares	Market Value
National Semiconductor Corp.	4,500	$134,910
Novellus Systems, Inc.(a)	15,200	375,440
Nvidia Corp.(a)(b)	11,200	327,264
QLogic Corp.(a)	2,000	41,620
Rockwell Automation, Inc.	2,200	159,412
Sanmina-SCI Corp.(a)	6,600	34,254
Texas Instruments, Inc.	21,000	728,910
		8,555,848
Energy — 6.4%
Amerada Hess Corp.(b)	1,900	272,213
Anadarko Petroleum Corp.	2,800	293,496
Chesapeake Energy Corp.(b)	4,500	142,560
Chevron Corp.	17,185	1,048,629
ConocoPhillips	20,074	1,342,951
Devon Energy Corp.	16,000	961,760
Exxon Mobil Corp.	75,000	4,731,000
Kerr-McGee Corp.	3,926	392,050
KeySpan Corp.	1,700	68,646
Kinder Morgan, Inc.	1,900	167,238
Marathon Oil Corp.	13,300	1,055,488
Nabors Industries Ltd.(a)	200	7,466
Nicor, Inc.(b)	4,000	158,440
Noble Corp.	100	7,894
Occidental Petroleum Corp.	10,500	1,078,770
Peoples Energy Corp.(b)	500	18,165
Schlumberger Ltd.(b)	22,000	1,521,080
Sempra Energy	7,500	345,150
Sunoco, Inc.	1,700	137,768
Transocean, Inc.	6,100	494,527
Valero Energy Corp.	7,400	479,076
Xcel Energy, Inc.	7,200	135,648
		14,860,015
Entertainment & Leisure — 0.6%
The Walt Disney Co.	52,900	1,479,084
Financial Services — 5.2%
American Express Co.	13,800	742,578
Ameriprise Financial, Inc.	2,740	134,370
Archstone-Smith Trust REIT	4,600	224,848
CIT Group, Inc.	6,100	329,461
Citigroup, Inc.	55,800	2,787,210
Countrywide Financial Corp.	17,898	727,733
Federated Investors, Inc. Cl. B	1,100	38,610
Franklin Resources, Inc.	1,800	167,616
The Goldman Sachs Group, Inc.	8,900	1,426,581

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Huntington Bancshares, Inc.	1,800	$43,470
Janus Capital Group, Inc.	13,500	262,710
Lehman Brothers Holdings, Inc.	7,400	1,118,510
Merrill Lynch & Co., Inc.	17,900	1,365,054
Morgan Stanley	22,000	1,414,600
PNC Financial Services Group, Inc.	6,100	435,967
The Charles Schwab Corp.	6,800	121,720
T. Rowe Price Group, Inc.	900	75,771
The Bear Stearns Companies, Inc.(b)	3,600	513,036
		11,929,845
Food Retailers — 0.3%
Starbucks Corp.(a)	13,300	495,691
SuperValu, Inc.	6,200	179,862
		675,553
Foods — 1.4%
Archer-Daniels-Midland Co.	22,900	832,186
Campbell Soup Co.(b)	3,000	96,420
ConAgra Foods, Inc.	8,800	199,584
General Mills, Inc.	12,000	592,080
Heinz (H. J.) Co.(b)	300	12,453
Kellogg Co.	400	18,524
The Kroger Co.(a)	37,500	759,750
McCormick & Co., Inc.	2,200	76,626
Safeway, Inc.(b)	15,500	389,515
Sara Lee Corp.	7,900	141,173
Sysco Corp.	100	2,989
		3,121,300
Forest Products & Paper — 0.1%
International Paper Co.	300	10,905
Plum Creek Timber Co., Inc.	100	3,630
Weyerhaeuser Co.(b)	1,900	133,893
		148,428
Healthcare — 0.7%
Caremark Rx, Inc.(a)	3,400	154,870
Coventry Health Care, Inc.(a)	1,650	81,955
Express Scripts, Inc.(a)	5,700	445,398
HCA, Inc.	5,500	241,395
Humana, Inc.(a)	2,000	90,360
Laboratory Corp. of America Holdings(a)	1,500	85,650
Manor Care, Inc.	1,100	48,235
UnitedHealth Group, Inc.	11,100	552,114
		1,699,977

	Number of Shares	Market Value
Home Construction, Furnishings & Appliances — 0.3%
Harman International Industries, Inc.	1,000	$87,990
Lennar Corp. Cl. A	2,100	115,353
Whirlpool Corp.	4,200	376,950
		580,293
Household Products — 0.5%
The Clorox Co.(b)	100	6,418
Corning, Inc.(a)	18,900	522,207
Fortune Brands, Inc.	1,300	104,390
Newell Rubbermaid, Inc.	8,100	222,102
Snap-on, Inc.(b)	800	33,200
The Stanley Works(b)	700	36,575
The Black & Decker Corp.	1,300	121,693
The Sherwin-Williams Co.	4,300	219,042
		1,265,627
Industrial – Diversified — 0.6%
3M Co.	100	8,543
Cooper Industries Ltd. Cl. A	1,200	109,740
Danaher Corp.	3,300	211,563
Eaton Corp.	1,200	91,980
ITT Industries, Inc.	2,800	157,444
Tyco International Ltd.	26,489	697,985
		1,277,255
Information Retrieval Services — 0.4%
Google, Inc. Cl. A(a)	2,400	1,003,056
Insurance — 4.4%
ACE Ltd.	10,600	588,724
Aetna, Inc.	7,400	284,900
AFLAC, Inc.	3,400	161,636
Allstate Corp.	14,300	807,807
Ambac Financial Group, Inc.	900	74,124
American International Group, Inc.	28,900	1,885,725
Aon Corp.	6,900	289,179
Chubb Corp.	8,600	443,244
Cigna Corp.	4,600	492,200
Cincinnati Financial Corp.	2,014	85,877
Genworth Financial, Inc. Cl. A	8,100	268,920
The Hartford Financial Services Group, Inc.	3,400	312,562
Lincoln National Corp.	7,206	418,524
Loews Corp.	100	10,615
Marsh & McLennan Cos., Inc.	6,200	190,154
MBIA, Inc.	1,500	89,445
Metlife, Inc.	16,400	854,440
MGIC Investment Corp.	1,900	134,330

	Number of Shares	Market Value
Principal Financial Group, Inc.	8,900	$456,659
Progressive Corp.	2,100	227,913
Prudential Financial, Inc.	10,600	828,178
Safeco Corp.	1,400	72,660
St. Paul Travelers Cos.	7,822	344,403
Torchmark Corp.	1,200	72,132
UnumProvident Corp.(b)	6,400	129,984
WellPoint, Inc.(a)	8,400	596,400
		10,120,735
Lodging — 0.0%
Marriott International, Inc. Cl. A	100	7,307
Machinery & Components — 0.9%
Baker Hughes, Inc.	3,900	315,237
Caterpillar, Inc.	8,800	666,512
Cummins, Inc.	3,500	365,750
Dover Corp.	1,800	89,550
Ingersoll-Rand Co. Cl. A	4,500	196,875
Parker Hannifin Corp.	4,300	348,515
		1,982,439
Manufacturing — 0.2%
Applied Materials, Inc.(b)	20,800	373,360
Avery Dennison Corp.	900	56,250
Millipore Corp.(a)(b)	700	51,646
		481,256
Medical Supplies — 1.0%
Agilent Technologies, Inc.(a)	14,900	572,458
Allergan, Inc.(b)	1,200	123,264
Applera Corp. - Applied Biosystems Group	5,000	144,200
Bausch & Lomb, Inc.(b)	900	44,055
Baxter International, Inc.	5,600	211,120
Becton, Dickinson & Co.	10,500	661,920
Fisher Scientific International, Inc.(a)	1,900	134,045
Medtronic, Inc.	2,500	125,300
St. Jude Medical, Inc.(a)	100	3,948
Thermo Electron Corp.(a)	1,400	53,956
Waters Corp.(a)	3,000	135,960
		2,210,226
Metals & Mining — 0.5%
Allegheny Technologies, Inc.	1,400	97,076
Freeport-McMoRan Copper & Gold, Inc. Cl. B(b)	6,400	413,312
Newmont Mining Corp.	600	35,016
Nucor Corp.(b)	4,800	522,336

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Phelps Dodge Corp.	1,500	$129,285
United States Steel Corp.	800	54,800
		1,251,825
Pharmaceuticals — 5.1%
Abbott Laboratories	21,700	927,458
AmerisourceBergen Corp.	7,000	302,050
Amgen, Inc.(a)	16,600	1,123,820
Biogen Idec, Inc.(a)	4,800	215,280
Bristol-Myers Squibb Co.	17,100	433,998
Cardinal Health, Inc.(b)	4,400	296,340
Eli Lilly & Co.	2,200	116,424
Genzyme Corp.(a)	2,200	134,552
Hospira, Inc.(a)	1,440	55,512
Johnson & Johnson	28,300	1,658,663
King Pharmaceuticals, Inc.(a)	3,500	60,865
McKesson Corp.	10,000	485,900
Medco Health Solutions, Inc.(a)	4,000	212,920
Merck & Co., Inc.	50,100	1,724,442
Mylan Laboratories, Inc.	17,700	386,568
Pfizer, Inc.	102,500	2,596,325
Schering-Plough Corp.	201	3,883
Watson Pharmaceutical, Inc.(a)	1,500	42,660
Wyeth	19,000	924,730
		11,702,390
Photography Equipment/Supplies — 0.0%
Eastman Kodak Co.	4,300	115,928
Prepackaged Software — 2.0%
Adobe Systems, Inc.(a)	7,300	286,160
BMC Software, Inc.(a)	15,000	323,100
CA, Inc.	5,662	143,588
Citrix Systems, Inc.(a)	8,100	323,352
Compuware Corp.(a)	4,700	36,096
Intuit, Inc.(a)	2,200	119,174
Microsoft Corp.	109,600	2,646,840
Novell, Inc.(a)	4,900	40,278
Oracle Corp.(a)(b)	46,400	676,976
		4,595,564
Real Estate — 0.2%
Equity Office Properties Trust	4,600	148,580
Equity Residential REIT	3,300	148,071
ProLogis	2,800	140,616
Simon Property Group, Inc. REIT(b)	1,600	131,008
		568,275
Restaurants — 0.5%
Darden Restaurants, Inc.	4,300	170,280

	Number of Shares	Market Value
McDonald's Corp.	21,900	$757,083
Wendy's International, Inc.	1,100	67,958
Yum! Brands, Inc.	4,800	248,064
		1,243,385
Retail — 2.2%
AutoZone, Inc.(a)	900	84,249
Best Buy Co., Inc.	7,400	419,284
Circuit City Stores, Inc.	2,800	80,500
Costco Wholesale Corp.	8,500	462,655
Federated Department Stores, Inc.	4,996	388,938
The Home Depot, Inc.	8,100	323,433
J.C. Penney Co., Inc.	8,000	523,680
Lowe's Companies, Inc.	14,100	889,005
Office Depot, Inc.(a)	10,100	409,858
Sears Holdings Corp.(a)	3,400	488,546
Staples, Inc.	200	5,282
The TJX Cos., Inc.	8,300	200,279
Walgreen Co.	600	25,158
Wal-Mart Stores, Inc.	19,500	878,085
		5,178,952
Retail – Grocery — 0.1%
Albertson's, Inc.(b)	7,200	182,376
Telephone Utilities — 2.0%
AT&T, Inc.	77,100	2,020,791
BellSouth Corp.	22,500	760,050
CenturyTel, Inc.	1,800	67,860
Qwest Communications International, Inc.(a)(b)	51,200	343,552
Sprint Nextel Corp.	37,135	920,948
Verizon Communications, Inc.	13,868	458,060
		4,571,261
Tobacco — 0.9%
Altria Group, Inc.	23,000	1,682,680
Reynolds American, Inc.(b)	4,000	438,600
UST, Inc.(b)	100	4,393
		2,125,673
Toys, Games — 0.0%
Hasbro, Inc.	2,900	57,159
Mattel, Inc.	3,600	58,248
		115,407
Transportation — 1.0%
Burlington Northern Santa Fe Corp.	5,600	445,368
Carnival Corp.(b)	100	4,682
CSX Corp.	1,800	123,282
FedEx Corp.	4,400	506,572

	Number of Shares	Market Value
Norfolk Southern Corp.	11,500	$621,000
Union Pacific Corp.	3,700	337,477
United Parcel Service, Inc. Cl. B	3,200	259,424
		2,297,805
Travel — 0.1%
Sabre Holdings Corp. Cl. A	5,800	133,922
TOTAL COMMON STOCK (Cost $133,816,307)		144,480,085
TOTAL EQUITIES (Cost $133,816,307)		144,480,085
RIGHTS — 0.0%
Computers & Information
Seagate Technology(a)(c)	5,100	0
TOTAL RIGHTS (Cost $0)		0
	Principal Amount
BONDS & NOTES — 30.3%
ASSET BACKED SECURITIES — 0.5%
Financial Services — 0.5%
Chase Mortgage Finance Co., Series 2003-S11, Class 1A-1 5.000% 10/25/2033	$516,099	484,609
Mirant Mid-Atlantic LLC, Series A 8.625% 06/30/2012	127,529	136,616
Travelers Funding Ltd., Series 1A, Class A1(d) 6.300% 02/18/2014	354,701	356,616
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A2 4.230% 02/07/2015	127,890	126,931
TOTAL ASSET BACKED SECURITIES (Cost $1,120,748)		1,104,772
CORPORATE DEBT — 10.8%
Air Transportation — 0.0%
US Airways, Inc. Class B(a)(e) 7.500% 04/15/2008	434,841	5,436

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Apparel, Textiles & Shoes — 0.1%
Kellwood Co. 7.625% 10/15/2017	$15,000	$13,815
Kellwood Co. 7.875% 07/15/2009	50,000	50,049
Mohawk Industries, Inc., Series D 7.200% 04/15/2012	85,000	88,362
		152,226
Automotive & Parts — 0.3%
DaimlerChrysler North America Holding Corp. 4.050% 06/04/2008	530,000	514,440
DaimlerChrysler North America Holding Corp. 4.125% 03/07/2007	145,000	143,479
Ford Motor Co. 6.375% 02/01/2029	90,000	60,300
General Motors Corp.(b) 8.375% 07/15/2033	65,000	48,425
		766,644
Banking, Savings & Loans — 0.6%
Ametek, Inc. 7.200% 07/15/2008	280,000	287,398
Bank of America Corp. 4.250% 10/01/2010	225,000	214,351
CIT Group, Inc. 7.375% 04/02/2007	250,000	254,530
JP Morgan Chase & Co. 3.125% 12/11/2006	250,000	246,852
Kern River Funding Corp.(d) 4.893% 04/30/2018	174,400	165,439
SLM Corp.(b) 5.000% 10/01/2013	65,000	61,622
SLM Corp. 5.625% 08/01/2033	80,000	72,090
Wells Fargo & Co. 4.125% 03/10/2008	125,000	122,410
		1,424,692
Beverages — 0.2%
Anheuser-Busch Cos., Inc. 5.050% 10/15/2016	75,000	70,523
Anheuser-Busch Cos., Inc. 6.500% 02/01/2043	150,000	153,819
Constellation Brands, Inc. 8.000% 02/15/2008	55,000	56,375
Diageo Finance BV 3.000% 12/15/2006	100,000	98,626
		379,343

	Principal Amount	Market Value
Broadcasting, Publishing & Printing — 1.2%
American Greetings Corp. 6.100% 08/01/2028	$385,000	$389,331
Belo Corp. 8.000% 11/01/2008	100,000	104,245
Clear Channel Communications, Inc. 6.000% 11/01/2006	55,000	55,124
Comcast Cable Communications, Inc. 8.375% 05/01/2007	750,000	771,613
Cox Communications, Inc. 4.625% 01/15/2010	495,000	475,722
Cox Communications, Inc. 6.750% 03/15/2011	200,000	206,231
Dow Jones & Co., Inc. 3.875% 02/15/2008	220,000	214,493
Knight-Ridder, Inc. 7.125% 06/01/2011	30,000	31,202
Rogers Cable, Inc. 5.500% 03/15/2014	125,000	115,156
Shaw Communications, Inc. 8.250% 04/11/2010	110,000	116,187
USA Interactive 7.000% 01/15/2013	235,000	238,704
		2,718,008
Building Materials & Construction — 0.2%
Chemed Corp. 8.750% 02/24/2011	130,000	137,800
Vulcan Materials Co. 6.000% 04/01/2009	250,000	255,020
		392,820
Chemicals — 0.3%
Chevron Phillips Chemical Co. LLC 5.375% 06/15/2007	170,000	169,897
Cytec Industries, Inc. 5.500% 10/01/2010	90,000	87,967
ICI Wilmington, Inc. 7.050% 09/15/2007	150,000	152,230
Lubrizol Corp. 4.625% 10/01/2009	130,000	125,990
Lubrizol Corp. 5.875% 12/01/2008	90,000	90,435
Sealed Air Corp.(d) 6.875% 07/15/2033	40,000	39,295
		665,814

	Principal Amount	Market Value
Commercial Services — 0.1%
Allied Waste North America, Inc. 8.875% 04/01/2008	$40,000	$42,000
Allied Waste North America, Inc., Series B(b) 5.750% 02/15/2011	80,000	76,400
Donnelley (R.R.) & Sons Co. 4.950% 05/15/2010	100,000	96,389
		214,789
Communications — 0.0%
Echostar DBS Corp.(d) 7.125% 02/01/2016	110,000	107,387
Computer Programming Services — 0.0%
Electronic Data Systems Corp., Series B 6.500% 08/01/2013	90,000	90,190
Data Processing & Preparation — 0.0%
Certegy, Inc. 4.750% 09/15/2008	60,000	55,276
Electric Utilities — 1.6%
Allegheny Energy Supply Co. LLC(d) 8.250% 04/15/2012	75,000	81,562
Centerpoint Energy, Inc. Series B 5.875% 06/01/2008	290,000	291,360
Dominion Resources, Inc. 5.150% 07/15/2015	200,000	185,968
Duke Energy Field Services Corp. 7.875% 08/16/2010	550,000	594,160
Elwood Energy LLC 8.159% 07/05/2026	58,258	61,938
Entergy Gulf States, Inc. 5.250% 08/01/2015	275,000	250,920
FirstEnergy Corp., Series A 5.500% 11/15/2006	150,000	149,989
Homer City Funding LLC 8.734% 10/01/2026	122,925	140,135
Ipalco Enterprises, Inc. 8.375% 11/14/2008	255,000	265,200
Kansas Gas & Electric Co. 5.647% 03/29/2021	85,000	79,937
MidAmerican Energy Holdings Co. 3.500% 05/15/2008	275,000	264,499
MidAmerican Funding LLC 6.750% 03/01/2011	45,000	46,950

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Monongahela Power Co. 6.700% 06/15/2014	$110,000	$115,104
Nevada Power Co., Series L 5.875% 01/15/2015	120,000	115,609
PSEG Energy Holdings, Inc. 8.625% 02/15/2008	70,000	72,625
Tampa Electric Co. 5.375% 08/15/2007	190,000	189,739
Tenaska Oklahoma(d) 6.528% 12/30/2014	147,337	141,708
TransAlta Corp. 5.750% 12/15/2013	250,000	243,838
Tri-State Generation & Transmission Association, Series 2003, Class A(d) 6.040% 01/31/2018	120,000	118,535
Tri-State Generation & Transmission Association, Series 2003, Class B(d) 7.144% 07/31/2033	135,000	145,942
TXU Corp., Series P 5.550% 11/15/2014	55,000	51,110
		3,606,828
Electrical Equipment & Electronics — 0.1%
Anixter, Inc. 5.950% 03/01/2015	130,000	120,230
Avnet, Inc. 8.000% 11/15/2006	31,000	31,296
Thomas & Betts Corp., Series B MTN 6.390% 02/10/2009	55,000	56,035
		207,561
Energy — 0.7%
Australian Gas Light Co. Ltd.(d) 6.400% 04/15/2008	190,000	192,484
Boardwalk Pipelines LLC 5.500% 02/01/2017	40,000	37,913
Chesapeake Energy Corp. 6.500% 08/15/2017	80,000	76,400
Colonial Pipeline Co.(d) 7.630% 04/15/2032	200,000	236,222
Consolidated Natural Gas Co., Series C 6.250% 11/01/2011	65,000	66,384
Enterprise Products Operating LP 7.500% 02/01/2011	35,000	37,209

	Principal Amount	Market Value
Enterprise Products Operating LP, Series B 4.000% 10/15/2007	$15,000	$14,658
Gulf South Pipeline Co., LP(d) 5.050% 02/01/2015	40,000	37,414
Mobil Corp. 8.625% 08/15/2021	275,000	359,653
OAO Gazprom(d) 9.625% 03/01/2013	75,000	88,688
Piedmont Natural Gas Co., Series E 6.000% 12/19/2033	100,000	95,835
Plains All American Pipeline Co. 5.625% 12/15/2013	140,000	136,229
The Premcor Refining Group, Inc. 6.750% 05/01/2014	60,000	61,937
XTO Energy, Inc. 4.900% 02/01/2014	225,000	211,005
		1,652,031
Entertainment & Leisure — 0.0%
Harrah's Operating Co., Inc. 5.500% 07/01/2010	100,000	98,824
Financial Services — 2.3%
Ahold Finance USA, Inc. 6.875% 05/01/2029	140,000	123,375
American General Finance Corp. 5.875% 07/14/2006	200,000	200,298
American Honda Finance Corp.(d) 3.850% 11/06/2008	175,000	168,819
Bombardier Capital, Inc.(d) 6.125% 06/29/2006	100,000	100,000
Bombardier Capital, Inc.(d) 6.750% 05/01/2012	65,000	62,238
Countrywide Home Loans, Inc. 3.250% 05/21/2008	250,000	239,632
Emerald Investment Grade CBO Ltd.(d) 5.100% 05/24/2011	704,413	704,633
ERAC USA Finance Co.(d) 6.700% 06/01/2034	185,000	183,304
ERAC USA Finance Co.(d) 6.750% 05/15/2007	250,000	252,099

	Principal Amount	Market Value
Foster's Finance Corp.(d) 6.875% 06/15/2011	$225,000	$235,127
Franklin Resources, Inc. 3.700% 04/15/2008	200,000	193,617
Glencore Funding LLC(d) 6.000% 04/15/2014	150,000	141,450
The Goldman Sachs Group, Inc. 5.150% 01/15/2014	225,000	214,828
Household Finance Corp. 4.125% 12/15/2008	250,000	242,636
Household Finance Corp. 6.375% 10/15/2011	100,000	103,415
iStar Financial, Inc. REIT 7.000% 03/15/2008	75,000	76,723
iStar Financial, Inc. REIT, Series B 4.875% 01/15/2009	45,000	44,046
iStar Financial, Inc. REIT, Series B 5.700% 03/01/2014	80,000	77,329
Kimco Realty Corp., Series B MTN 7.860% 11/01/2007	350,000	361,699
Nisource Finance Corp. 3.200% 11/01/2006	125,000	123,650
Pacific Energy Partners, LP/Pacific Energy Finance Corp. 6.250% 09/15/2015	30,000	28,800
Pacific Energy Partners, LP/Pacific Energy Finance Corp. 7.125% 06/15/2014	100,000	101,000
Senior Housing Properties Trust REIT 8.625% 01/15/2012	25,000	27,375
Simon Property Group LP 6.875% 11/15/2006	200,000	201,437
Sprint Capital Corp. 6.900% 05/01/2019	60,000	63,495
Telecom Italia Capital SA 6.000% 09/30/2034	115,000	102,631
Textron Financial Corp., Series E 2.690% 10/03/2006	495,000	489,918
Verizon Global Funding Corp. 7.750% 12/01/2030	140,000	154,423
Weingarten Realty Investors REIT, Series A 7.500% 12/19/2010	210,000	227,560
		5,245,557

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Food Retailers — 0.1%
Delhaize America, Inc. 9.000% 04/15/2031	$90,000	$102,716
SuperValu, Inc. 7.875% 08/01/2009	120,000	125,510
		228,226
Foods — 0.7%
General Mills, Inc. 2.625% 10/24/2006	875,000	864,075
General Mills, Inc. 8.900% 06/15/2006	500,000	502,073
Smithfield Foods, Inc. 7.000% 08/01/2011	230,000	225,975
		1,592,123
Forest Products & Paper — 0.1%
Packaging Corp. of America 5.750% 08/01/2013	70,000	67,580
Rock-Tenn Co. 8.200% 08/15/2011	190,000	189,050
		256,630
Healthcare — 0.1%
HCA, Inc. 6.950% 05/01/2012	110,000	110,378
WellPoint Health Networks, Inc. 6.375% 06/15/2006	170,000	170,234
		280,612
Heavy Machinery — 0.3%
Briggs & Stratton Corp. 8.875% 03/15/2011	140,000	154,000
Pentair, Inc. 7.850% 10/15/2009	175,000	185,922
Timken Co. 5.750% 02/15/2010	135,000	132,857
Timken Co., Series A 6.750% 08/21/2006	125,000	125,040
Toro Co. 7.800% 06/15/2027	40,000	43,265
		641,084
Home Construction, Furnishings & Appliances — 0.2%
D.R. Horton, Inc. 4.875% 01/15/2010	25,000	24,127
Newell Rubbermaid, Inc. 4.000% 05/01/2010	100,000	93,562
Steelcase, Inc. 6.375% 11/15/2006	310,000	309,403
		427,092

	Principal Amount	Market Value
Industrial – Diversified — 0.2%
American Standard, Inc. 7.625% 02/15/2010	$200,000	$210,316
Leucadia National Corp. 7.750% 08/15/2013	350,000	364,000
		574,316
Lodging — 0.2%
Hilton Hotels Corp. 7.200% 12/15/2009	100,000	103,942
MGM Mirage 6.000% 10/01/2009	60,000	59,175
MGM Mirage 6.750% 09/01/2012	200,000	198,000
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/2012	130,000	139,750
		500,867
Medical Supplies — 0.4%
Millipore Corp. 7.500% 04/01/2007	1,000,000	1,014,072
Real Estate — 0.1%
First Industrial LP 7.600% 05/15/2007	175,000	178,302
Restaurants — 0.0%
Aramark Services, Inc. 7.000% 05/01/2007	60,000	60,643
Retail — 0.1%
J.C. Penney Co., Inc. 7.950% 04/01/2017	30,000	33,684
The May Department Stores Co. 3.950% 07/15/2007	100,000	97,912
		131,596
Telephone Utilities — 0.2%
France Telecom SA 7.750% 03/01/2011	240,000	261,094
Qwest Corp. 8.875% 03/15/2012	80,000	87,600
Rogers Wireless Communications, Inc. 6.375% 03/01/2014	100,000	98,500
		447,194
Transportation — 0.3%
Burlington Northern Santa Fe Corp. 6.750% 03/15/2029	130,000	136,538
Burlington Northern Santa Fe Corp., Series H 9.250% 10/01/2006	305,000	309,693

	Principal Amount	Market Value
CSX Corp. 7.250% 05/01/2027	$10,000	$10,950
Hornbeck Offshore Services, Inc., Series B 6.125% 12/01/2014	85,000	81,813
Norfolk Southern Corp. 6.000% 04/30/2008	120,000	121,293
		660,287
Travel — 0.1%
Sabre Holdings Corp. 6.350% 03/15/2016	160,000	153,759
TOTAL CORPORATE DEBT (Cost $25,636,928)		24,930,229
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.6%
Collateralized Mortgage Obligations
Financial Services — 2.6%
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A 5.000% 12/25/2033	350,191	328,823
AES Eastern Energy LP, Series 1999-1, Class A 9.000% 01/02/2017	119,476	134,574
Asset Securitization Corp., Series 1995-MD4, Class A1 7.100% 08/13/2029	33,642	34,042
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 3.630% 09/25/2033	111,723	110,920
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 4.157% 02/25/2034	100,426	99,352
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24 4.500% 02/25/2033	60,463	60,194
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class A1 2.254% 01/15/2037	145,904	142,224
First Nationwide Trust, Series 2001-5, Class A1 6.750% 10/21/2031	137,553	138,706

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 4.609% 08/25/2034	$184,824	$184,382
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A 4.583% 08/25/2034	311,288	309,474
MASTR Asset Securitization Trust, Series 2003-12, Class 6A1 5.000% 12/25/2033	617,740	580,078
Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A1 6.310% 11/15/2026	49,477	49,570
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA 4.797% 07/25/2033	87,950	87,793
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA 4.124% 02/25/2034	56,550	56,336
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A 5.288% 02/25/2034	20,175	20,341
Starwood Commercial Mortgage Trust, Series 1999-C1A, Class B(d) 6.920% 02/03/2014	1,000,000	1,040,687
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A 4.983% 03/25/2034	179,009	179,490
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 5.600% 06/25/2032	66,507	66,428
Structured Asset Securities Corp., Series 2003-30, Class 1A1 5.500% 10/25/2033	385,051	369,360

	Principal Amount	Market Value
Vendee Mortgage Trust, Series 1992-1, Class 2Z 7.750% 05/15/2022	$168,799	$177,046
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A 7.000% 03/25/2034	205,653	206,849
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A 6.500% 08/25/2034	88,152	88,837
Washington Mutual, Inc., Series 2003-S11, Class A1 5.000% 11/25/2033	699,990	657,274
Washington Mutual, Inc., Series 2004-AR2, Class A 5.288% 04/25/2044	294,232	296,382
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 4.221% 09/25/2034	367,942	357,468
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2 4.109% 06/25/2035	404,458	395,025
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $6,254,764)		6,171,655
SOVEREIGN DEBT OBLIGATIONS — 0.2%
Province of Ontario 4.750% 01/19/2016	320,000	302,356
United Mexican States 5.625% 01/15/2017	120,000	114,840
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $434,570)		417,196
U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.5%
Federal Home Loan Mortgage Corporation (FHLMC) — 2.3% — 0.7%
Freddie Mac 4.000% 12/15/2009	1,575,000	1,514,913

	Principal Amount	Market Value
Pass-Through Securities — 1.6%
FHLMC 5.500% 07/01/2020- 03/01/2021	$3,489,095	$3,458,072
FHLMC 6.000% 09/01/2016- 02/01/2018	134,816	136,306
FHLMC 6.500% 08/01/2016	34,119	34,785
FHLMC 8.000% 06/01/2027	72,564	77,241
FHLMC 9.000% 03/01/2017	9,008	9,399
Total Pass-Through Securities		3,715,803
Total Federal Home Loan Mortgage Corporation		5,230,716
Federal National Mortgage Association (FNMA) — 6.1% — 0.6%
Fannie Mae 3.875% 02/15/2010	1,500,000	1,432,832
Pass-Through Securities — 5.5%
FNMA 5.000% 09/01/2035	2,051,827	1,940,981
FNMA 5.500% 09/01/2019- 08/01/2035	4,528,829	4,437,568
FNMA 6.000% 05/01/2016	43,347	43,908
FNMA 7.000% 01/01/2031- 05/01/2031	73,335	75,529
FNMA 7.500% 10/01/2029- 05/01/2030	121,255	126,184
FNMA 8.000% 03/01/2030- 08/01/2031	49,073	52,174
FNMA TBA(f) 4.500% 05/01/2021	2,400,000	2,284,687
FNMA TBA(f) 5.000% 05/01/2036	1,700,000	1,607,961
FNMA TBA(f) 5.500% 05/01/2036	2,125,000	2,063,574
Total Pass-Through Securities		12,632,566
Total Federal National Mortgage Association		14,065,398

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Government National Mortgage Association (GNMA) — 0.1%
Pass-Through Securities
GNMA 7.000% 08/15/2023- 08/15/2032	$84,089	$87,505
GNMA 7.500% 10/15/2006- 06/15/2017	87,963	90,664
GNMA 8.000% 08/15/2006- 07/15/2008	14,576	14,672
GNMA 9.000% 12/15/2008- 05/15/2009	33,436	34,557
		227,398
Other Agencies — 0.0%
Pass-Through Securities
New Valley Generation IV, TVA 4.687% 01/15/2022	94,141	91,737
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $19,898,797)		19,615,249
U.S. TREASURY OBLIGATIONS — 7.7%
U.S. Treasury Bonds — 3.4%
U.S. Treasury Bond(b) 3.000% 11/15/2007	1,700,000	1,652,586
U.S. Treasury Bond(b) 6.125% 08/15/2029	3,605,000	3,998,170
U.S. Treasury Bond(b) 6.875% 08/15/2025	200,000	237,406
U.S. Treasury Bond(b)(g) 8.750% 05/15/2017	1,540,000	1,999,834
		7,887,996
U.S. Treasury Notes — 4.3%
U.S. Treasury Note(b) 3.375% 11/15/2008	380,000	366,522
U.S. Treasury Note 3.875% 05/15/2010	2,080,000	2,002,162
U.S. Treasury Note 4.000% 11/15/2012	40,000	37,825
U.S. Treasury Note(b) 4.000% 02/15/2015	3,195,000	2,960,867

	Principal Amount	Market Value
U.S. Treasury Note(b) 5.000% 08/15/2011	$4,615,000	$4,633,748
		10,001,124
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,116,606)		17,889,120
TOTAL BONDS & NOTES (Cost $71,462,413)		70,128,221
OPTIONS — 0.1%
Bear Stearns Co., Inc. Floor, Expires 10/01/2014	1,000,000	14,106
Goldman Swaption, Expires 4/14/2008, Strike 5.61	750,000	48,249
Goldman Swaption, Expires 4/14/2008, Strike 5.61	750,000	48,248
TOTAL OPTIONS (Cost $114,500)		110,603
TOTAL LONG TERM INVESTMENTS (Cost $205,393,220)		214,718,909
SHORT-TERM INVESTMENTS — 19.4%
Cash Equivalents — 9.7%(h)
Abbey National PLC Eurodollar Time Deposit 4.770% 05/03/2006	541,000	541,000
ABN Amro Bank NV Eurodollar Time Deposit 4.920% 05/30/2006	541,000	541,000
Banco Santander Central Hispano SA Commercial Paper 4.771% 05/02/2006	252,467	252,467
Banco Santander Central Hispano SA Commercial Paper 4.772% 05/03/2006	360,667	360,667
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 4.950% 06/20/2006	216,400	216,400
Bank of America 4.770% 05/16/2006	277,516	277,516
Bank of America 4.970% 06/19/2006	324,600	324,600
Bank of Montreal Eurodollar Time Deposit 4.770% 05/02/2006	360,667	360,667

	Principal Amount	Market Value
Bank of Nova Scotia Eurodollar Time Deposit 4.790% 05/10/2006	$541,000	$541,000
Bank of Nova Scotia Eurodollar Time Deposit 4.800% 05/11/2006	360,667	360,667
Barclays Eurodollar Time Deposit 4.770% 05/16/2006	613,134	613,134
Barclays Eurodollar Time Deposit 4.790% 05/10/2006	216,400	216,400
BNP Paribas Eurodollar Time Deposit 4.760% 05/02/2006	288,533	288,533
BNP Paribas Eurodollar Time Deposit 4.820% 05/05/2006	541,000	541,000
Branch Banker & Trust Eurodollar Time Deposit 4.850% 05/19/2006	541,000	541,000
Calyon Eurodollar Time Deposit 4.740% 05/09/2006	541,000	541,000
Calyon Eurodollar Time Deposit 4.910% 06/02/2006	541,000	541,000
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.970% 06/23/2006	360,667	360,667
Deutsche Bank Eurodollar Time Deposit 4.760% 05/01/2006	541,000	541,000
Dexia Group Eurodollar Time Deposit 4.755% 05/05/2006	360,667	360,667
Dexia Group Eurodollar Time Deposit 4.775% 05/04/2006	180,333	180,333
Federal Home Loan Bank Discount Note 4.668% 05/02/2006	174,943	174,943
First Tennessee National Corporation Eurodollar Time Deposit 4.950% 06/19/2006	360,667	360,667
Fortis Bank Eurodollar Time Deposit 4.770% 05/01/2006	144,267	144,267
Fortis Bank Eurodollar Time Deposit 4.830% 05/08/2006	180,333	180,333

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Fortis Bank Eurodollar Time Deposit 4.840% 05/12/2006	$541,000	$541,000
Fortis Bank Eurodollar Time Deposit 4.970% 06/22/2006	180,333	180,333
Freddie Mac Discount Note 4.711% 05/03/2006	63,309	63,309
General Electric Capital Corp. Commercial Paper 4.727% 05/09/2006	715,695	715,695
Harris NA Eurodollar Time Deposit 4.900% 05/23/2006	360,667	360,667
HBOS Halifax Bank of Scotland Certificate of Deposit 4.789% 07/10/2006	360,667	360,667
Lloyds TSB Bank Eurodollar Time Deposit 4.810% 05/11/2006	613,134	613,134
Marshall & Ilsley Bank Eurodollar Time Deposit 4.990% 06/23/2006	288,533	288,533
Nordea Bank Finland PLC Eurodollar Time Deposit 4.970% 05/30/2006	685,267	685,267
Rabobank Nederland Eurodollar Time Deposit 4.820% 05/01/2006	613,134	613,134
Rabobank Nederland Eurodollar Time Deposit 4.920% 06/12/2006	541,000	541,000
Royal Bank of Canada Eurodollar Time Deposit 4.765% 05/01/2006	721,334	721,334
Royal Bank of Canada Eurodollar Time Deposit 4.990% 06/27/2006	678,054	678,054
Royal Bank of Scotland Eurodollar Time Deposit 4.760% 05/08/2006	541,000	541,000
Royal Bank of Scotland Eurodollar Time Deposit 4.810% 05/09/2006	252,467	252,467
Royal Bank of Scotland Eurodollar Time Deposit 4.870% 05/12/2006	468,867	468,867
Societe Generale Eurodollar Time Deposit 4.700% 05/05/2006	180,333	180,333

	Principal Amount	Market Value
Societe Generale Eurodollar Time Deposit 4.780% 05/04/2006	$721,334	$721,334
Societe Generale Eurodollar Time Deposit 4.790% 05/10/2006	252,467	252,467
Standard Chartered Bank Eurodollar Time Deposit 5.000% 06/27/2006	360,667	360,667
Svenska Handlesbanken Eurodollar Time Deposit 4.820% 05/01/2006	1,422,234	1,422,234
The Bank of the West Eurodollar Time Deposit 4.940% 06/16/2006	468,867	468,867
UBS AG Eurodollar Time Deposit 4.940% 06/16/2006	721,334	721,334
UBS AG Eurodollar Time Deposit 4.950% 06/20/2006	288,533	288,533
Wells Fargo Eurodollar Time Deposit 4.860% 05/12/2006	541,000	541,000
Wells Fargo Eurodollar Time Deposit 4.870% 05/11/2006	180,333	180,333
Wells Fargo Eurodollar Time Deposit 4.900% 05/15/2006	360,665	360,665
		22,483,156
Commercial Paper — 9.7%
Alltel Corp.(d) 4.880% 05/05/2006	3,170,000	3,168,282
Centex Corp. 4.850% 05/03/2006	3,860,000	3,858,960
ConocoPhillips Co.(d) 4.870% 05/01/2006	4,000,000	4,000,000
Kinder Morgan Energy Partners LP(d) 4.880% 05/10/2006	5,325,000	5,318,504
Textron Financial Corp. 4.830% 05/02/2006	2,700,000	2,699,638

	Principal Amount	Market Value
VF Corp. 4.900% 05/04/2006	$3,397,000	$3,395,612
		22,440,996
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		44,924,152
TOTAL INVESTMENTS — 112.3% (Cost $250,317,372)(i)		259,643,061
Other Assets/ (Liabilities) — (12.3%)		(28,553,934)
NET ASSETS — 100.0%		$231,089,127

Notes to Portfolio of Investments

MTN - Medium Term Note

REIT - Real Estate Investment Trust

TBA - To be announced

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan. (Note 2).

(c)  This security is valued in good faith under procedures established by the board of trustees.

(d)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities amounted to a value of $17,086,435 or 7.4% of net assets.

(e)  Security is currently in default.

(f)  A portion of this security is purchased on a forward commitment basis. (Note 2).

(g)  This security is held as collateral for open futures contracts. (Note 2).

(h)  Represents investments of security lending collateral. (Note 2).

(i)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments

April 30, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 96.7%
COMMON STOCK
Aerospace & Defense — 6.7%
Honeywell International, Inc.	130,800	$5,559,000
United Technologies Corp.	438,300	27,529,623
		33,088,623
Banking, Savings & Loans — 21.4%
Bank of America Corp.	213,400	10,652,928
Capital One Financial Corp.	174,200	15,092,688
Freddie Mac	165,000	10,074,900
UBS AG	230,216	26,900,740
Wachovia Corp.(a)	338,500	20,259,225
Wells Fargo & Co.	341,300	23,443,897
		106,424,378
Broadcasting, Publishing & Printing — 6.9%
Comcast Corp. Special Cl. A(a)(b)	262,500	8,092,875
Liberty Global, Inc. Cl. A(b)	417,700	8,650,567
Liberty Global, Inc. Cl. C(b)	885,996	17,693,340
		34,436,782
Chemicals — 2.4%
Dow Chemical Co.	106,400	4,320,904
Praxair, Inc.	132,440	7,433,857
		11,754,761
Commercial Services — 6.0%
Cendant Corp.	584,100	10,180,863
Siemens AG Sponsored ADR (Germany)(a)	206,600	19,552,624
		29,733,487
Computer Integrated Systems Design — 3.2%
Synopsys, Inc.(b)	732,278	15,985,629
Electric Utilities — 5.0%
AES Corp.(b)	552,665	9,378,725
CMS Energy Corp.(b)	373,500	4,975,020
PG&E Corp.	145,800	5,808,672
Reliant Energy, Inc.(a)(b)	425,700	4,831,695
		24,994,112
Energy — 10.9%
BP PLC, Sponsored ADR (United Kingdom)	252,200	18,592,184
Exxon Mobil Corp.	348,300	21,970,764
Sempra Energy	90,500	4,164,810

	Number of Shares	Market Value
Total SA Sponsored ADR (France)	69,400	$9,578,588
		54,306,346
Entertainment & Leisure — 0.5%
News Corp., Inc. Cl. A	144,900	2,486,484
Financial Services — 4.6%
Citigroup, Inc.	199,900	9,985,005
Countrywide Financial Corp.(a)	195,500	7,949,030
The Bear Stearns Companies, Inc.(a)	36,300	5,173,113
		23,107,148
Foods — 1.9%
ConAgra Foods, Inc.	411,900	9,341,892
Insurance — 4.3%
Everest Re Group Ltd.	54,700	4,977,700
Genworth Financial, Inc. Cl. A	342,785	11,380,462
Platinum Underwriters Holdings Ltd.	185,483	5,113,766
		21,471,928
Metals & Mining — 1.0%
Phelps Dodge Corp.	59,800	5,154,162
Pharmaceuticals — 5.8%
Pfizer, Inc.	635,200	16,089,616
Sanofi-Aventis ADR (France)(a)	267,169	12,567,630
		28,657,246
Prepackaged Software — 7.9%
Compuware Corp.(b)	947,000	7,272,960
Microsoft Corp.(a)	547,000	13,210,050
Novell, Inc.(a)(b)	935,900	7,693,098
Take-Two Interactive Software, Inc.(a)(b)	658,800	11,232,540
		39,408,648
Retail — 1.5%
Wal-Mart Stores, Inc.(a)	162,500	7,317,375
Telephone Utilities — 1.7%
IDT Corp. Cl. B(a)(b)	346,502	3,846,172
Sprint Nextel Corp.	187,400	4,647,520
		8,493,692

	Number of Shares	Market Value
Tobacco — 5.0%
Altria Group, Inc.	338,200	$24,742,712
TOTAL EQUITIES (Cost $455,281,203)		480,905,405
	Principal Amount
SHORT-TERM INVESTMENTS — 17.7%
Cash Equivalents — 17.1%(c)
Abbey National PLC Eurodollar Time Deposit 4.770% 05/03/2006	$2,047,114	2,047,114
ABN Amro Bank NV Eurodollar Time Deposit 4.920% 05/30/2006	2,047,114	2,047,114
Banco Santander Central Hispano SA Commercial Paper 4.771% 05/02/2006	955,320	955,320
Banco Santander Central Hispano SA Commercial Paper 4.772% 05/03/2006	1,364,743	1,364,743
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 4.950% 06/20/2006	818,846	818,846
Bank of America 4.770% 05/16/2006	1,050,105	1,050,105
Bank of America 4.970% 06/19/2006	1,228,269	1,228,269
Bank of Montreal Eurodollar Time Deposit 4.770% 05/02/2006	1,364,743	1,364,743
Bank of Nova Scotia Eurodollar Time Deposit 4.790% 05/10/2006	2,047,114	2,047,114
Bank of Nova Scotia Eurodollar Time Deposit 4.800% 05/11/2006	1,364,743	1,364,743
Barclays Eurodollar Time Deposit 4.770% 05/16/2006	2,320,063	2,320,063
Barclays Eurodollar Time Deposit 4.790% 05/10/2006	818,846	818,846
BNP Paribas Eurodollar Time Deposit 4.760% 05/02/2006	1,091,794	1,091,794

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
BNP Paribas Eurodollar Time Deposit 4.820% 05/05/2006	$2,047,114	$2,047,114
Branch Banker & Trust Eurodollar Time Deposit 4.850% 05/19/2006	2,047,114	2,047,114
Calyon Eurodollar Time Deposit 4.740% 05/09/2006	2,047,114	2,047,114
Calyon Eurodollar Time Deposit 4.910% 06/02/2006	2,047,114	2,047,114
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.970% 06/23/2006	1,364,743	1,364,743
Deutsche Bank Eurodollar Time Deposit 4.760% 05/01/2006	2,047,114	2,047,114
Dexia Group Eurodollar Time Deposit 4.755% 05/05/2006	1,364,743	1,364,743
Dexia Group Eurodollar Time Deposit 4.775% 05/04/2006	682,372	682,372
Federal Home Loan Bank Discount Note 4.668% 05/02/2006	661,974	661,974
First Tennessee National Corporation Eurodollar Time Deposit 4.950% 06/19/2006	1,364,743	1,364,743
Fortis Bank Eurodollar Time Deposit 4.770% 05/01/2006	545,897	545,897
Fortis Bank Eurodollar Time Deposit 4.830% 05/08/2006	682,372	682,372
Fortis Bank Eurodollar Time Deposit 4.840% 05/12/2006	2,047,115	2,047,115
Fortis Bank Eurodollar Time Deposit 4.970% 06/22/2006	682,372	682,372
Freddie Mac Discount Note 4.711% 05/03/2006	239,556	239,556
General Electric Capital Corp. Commercial Paper 4.727% 05/09/2006	2,708,151	2,708,151
Harris NA Eurodollar Time Deposit 4.900% 05/23/2006	1,364,743	1,364,743

	Principal Amount	Market Value
HBOS Halifax Bank of Scotland Certificate of Deposit 4.789% 07/10/2006	$1,364,743	$1,364,743
Lloyds TSB Bank Eurodollar Time Deposit 4.810% 05/11/2006	2,320,063	2,320,063
Marshall & Ilsley Bank Eurodollar Time Deposit 4.990% 06/23/2006	1,091,794	1,091,794
Nordea Bank Finland PLC Eurodollar Time Deposit 4.970% 05/30/2006	2,593,012	2,593,012
Rabobank Nederland Eurodollar Time Deposit 4.820% 05/01/2006	2,320,063	2,320,063
Rabobank Nederland Eurodollar Time Deposit 4.920% 06/12/2006	2,047,115	2,047,115
Royal Bank of Canada Eurodollar Time Deposit 4.765% 05/01/2006	2,729,486	2,729,486
Royal Bank of Canada Eurodollar Time Deposit 4.990% 06/27/2006	2,565,717	2,565,717
Royal Bank of Scotland Eurodollar Time Deposit 4.760% 05/08/2006	2,047,115	2,047,115
Royal Bank of Scotland Eurodollar Time Deposit 4.810% 05/09/2006	955,320	955,320
Royal Bank of Scotland Eurodollar Time Deposit 4.870% 05/12/2006	1,774,166	1,774,166
Societe Generale Eurodollar Time Deposit 4.700% 05/05/2006	682,372	682,372
Societe Generale Eurodollar Time Deposit 4.780% 05/04/2006	2,729,486	2,729,486
Societe Generale Eurodollar Time Deposit 4.790% 05/10/2006	955,320	955,320
Standard Chartered Bank Eurodollar Time Deposit 5.000% 06/27/2006	1,364,743	1,364,743
Svenska Handlesbanken Eurodollar Time Deposit 4.820% 05/01/2006	5,381,653	5,381,653
The Bank of the West Eurodollar Time Deposit 4.940% 06/16/2006	1,774,166	1,774,166

	Principal Amount	Market Value
UBS AG Eurodollar Time Deposit 4.940% 06/16/2006	$2,729,486	$2,729,486
UBS AG Eurodollar Time Deposit 4.950% 06/20/2006	1,091,794	1,091,794
Wells Fargo Eurodollar Time Deposit 4.860% 05/12/2006	2,047,115	2,047,115
Wells Fargo Eurodollar Time Deposit 4.870% 05/11/2006	682,372	682,372
Wells Fargo Eurodollar Time Deposit 4.900% 05/15/2006	1,364,743	1,364,743
		85,075,009
Repurchase Agreements — 0.6%
Investors Bank & Trust Company Repurchase Agreement, dated 04/28/2006, 3.23%, due 05/01/2006(d)	2,812,721	2,812,721
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		87,887,730
TOTAL INVESTMENTS — 114.4% (Cost $543,168,933)(e)		568,793,135
Other Assets/ (Liabilities) — (14.4%)		(71,711,082)
NET ASSETS — 100.0%		$497,082,053

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)  Denotes all or a portion of security on loan. (Note 2).

(b)  Non-income producing security.

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $2,813,478. Collateralized by a U.S. Government Agency obligation with a rate of 7.875%, maturity date of 07/25/2027, and an aggregate market value, including accrued interest, of $2,953,357.

(e)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments

April 30, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 98.8%
COMMON STOCK
Aerospace & Defense — 2.3%
Alliant Techsystems, Inc.(a)	200	$15,998
General Dynamics Corp.	13,700	898,994
Honeywell International, Inc.	6,600	280,500
Northrop Grumman Corp.	8,600	575,340
Raytheon Co.	11,700	517,959
		2,288,791
Air Transportation — 0.1%
Southwest Airlines Co.	7,000	113,540
Apparel, Textiles & Shoes — 0.4%
AnnTaylor Stores Corp.(a)	3,600	134,388
Claire's Stores, Inc.	100	3,522
Columbia Sportswear Co.(a)	200	10,178
Jones Apparel Group, Inc.	2,000	68,700
Liz Claiborne, Inc.	1,700	66,385
Polo Ralph Lauren Corp.	600	36,432
VF Corp.	1,200	73,428
		393,033
Automotive & Parts — 0.7%
Adesa, Inc.	2,000	51,020
Autoliv, Inc.	1,000	55,300
AutoNation, Inc.(a)	2,500	56,300
Ford Motor Co.	34,400	239,080
General Motors Corp.	8,000	183,040
Genuine Parts Co.	1,900	82,935
The Goodyear Tire & Rubber Co.(a)(b)	2,600	36,400
		704,075
Banking, Savings & Loans — 16.6%
AmSouth Bancorporation	7,800	225,732
Associated Banc-Corp	1,700	57,494
Astoria Financial Corp.	1,550	48,546
Bank of America Corp.	69,765	3,482,669
Bank of Hawaii Corp.	600	32,586
BB&T Corp.	8,267	354,985
Capital One Financial Corp.	3,174	274,995
City National Corp.	500	36,480
The Colonial BancGroup, Inc.	1,900	49,267
Comerica, Inc.	2,600	147,862

	Number of Shares	Market Value
Commerce Bancshares, Inc.	1,002	$52,354
Compass Bancshares, Inc.	1,700	93,432
Cullen/Frost Bankers, Inc.	500	28,940
Downey Financial Corp.	400	28,712
Fannie Mae	14,300	723,580
Fifth Third Bancorp(b)	6,500	262,730
First Horizon National Corp.	1,600	67,872
FirstMerit Corp.	1,500	36,885
Freddie Mac	10,400	635,024
Fulton Financial Corp.	1,331	21,895
Golden West Financial Corp.	2,200	158,114
Independence Community Bank Corp.	1,100	46,200
International Bancshares Corp.	550	15,736
JP Morgan Chase & Co.	52,200	2,368,836
KeyCorp	9,300	355,446
M&T Bank Corp.	800	95,520
Marshall and Ilsley Corp.(b)	2,000	91,440
Mellon Financial Corp.	3,500	131,705
National City Corp.	12,727	469,626
New York Community Bancorp, Inc.	3,500	60,235
Popular, Inc.(b)	4,100	84,788
Regions Financial Corp.	6,971	254,511
Sky Financial Group, Inc.	1,400	36,190
Sovereign Bancorp, Inc.	3,300	73,161
State Street Corp.	3,500	228,620
SunTrust Banks, Inc.	5,500	425,315
TCF Financial Corp.	400	10,744
TD Banknorth, Inc.	1,249	37,083
U.S. Bancorp	27,400	861,456
UnionBanCal Corp.	700	49,063
Valley National Bancorp	100	2,604
Wachovia Corp.(b)	23,693	1,418,026
Washington Federal, Inc.	1,042	24,925
Washington Mutual, Inc.	24,482	1,103,159
Webster Financial Corp.	1,200	56,340
Wells Fargo & Co.	16,800	1,153,992
Whitney Holding Corp.	1,000	35,560
Wilmington Trust Corp.	1,500	66,450
Zions Bancorp	1,400	116,242
		16,493,127
Beverages — 0.6%
Anheuser-Busch Cos., Inc.	700	31,206
Brown-Forman Corp. Cl. B	100	7,450

	Number of Shares	Market Value
The Coca-Cola Co.	7,300	$306,308
Coca-Cola Enterprises, Inc.	4,700	91,791
Constellation Brands, Inc. Cl. A(a)	1,300	32,110
The Pepsi Bottling Group, Inc.	2,200	70,620
PepsiAmericas, Inc.	1,100	25,982
		565,467
Broadcasting, Publishing & Printing — 2.3%
American Greetings Corp. Cl. A	3,800	85,576
Belo Corp. Cl. A	1,900	34,827
Gannett Co., Inc.	4,900	269,500
Knight-Ridder, Inc.	1,300	80,600
Liberty Global, Inc. Cl. A(a)	3,200	66,272
Liberty Media Corp. Cl. A(a)	17,200	143,620
Time Warner, Inc.	87,200	1,517,280
Tribune Co.	100	2,883
Univision Communications, Inc. Cl. A(a)	2,600	92,794
Westwood One, Inc.	700	6,755
		2,300,107
Building Materials & Construction — 0.4%
Lafarge North America, Inc.	600	51,180
Louisiana-Pacific Corp.(b)	5,900	162,722
Martin Marietta Materials, Inc.	200	21,232
USG Corp.(a)(b)	800	85,576
Vulcan Materials Co.	900	76,464
		397,174
Chemicals — 1.2%
Airgas, Inc.	2,300	93,035
Albemarle Corp.	800	38,256
Celanese Corp. Cl. A	1,600	35,120
Engelhard Corp.	2,000	76,820
FMC Corp.	1,000	63,560
The Lubrizol Corp.	2,000	87,220
Lyondell Chemical Co.	3,200	77,120
Monsanto Co.	1,700	141,780
PPG Industries, Inc.	100	6,712
Rohm & Haas Co.	4,400	222,640
The Scotts Miracle-Gro Co.	1,200	53,112
Tronox, Inc. Cl. B(a)	637	11,020
The Valspar Corp.	9,700	274,510
		1,180,905
Commercial Services — 1.1%
Allied Waste Industries, Inc.(a)(b)	2,700	38,232

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Cendant Corp.	10,900	$189,987
Donnelley (R.R.) & Sons Co.	300	10,107
Equifax, Inc.	2,000	77,080
Jacobs Engineering Group, Inc.(a)	100	8,270
Manpower, Inc.	1,400	91,210
PerkinElmer, Inc.	2,000	42,880
Public Storage, Inc.(b)	200	15,376
Rent-A-Center, Inc.(a)	700	19,334
Republic Services, Inc.	3,900	171,639
Ryder System, Inc.(b)	400	20,860
Service Corp. International	7,500	60,375
The Servicemaster Co.	2,200	26,488
Waste Management, Inc.	7,800	292,188
		1,064,026
Communications — 0.5%
American Tower Corp. Cl. A(a)	200	6,828
Citizens Communications Co.	10,100	134,128
Crown Castle International Corp.(a)	700	23,555
Harris Corp.	300	13,971
L-3 Communications Holdings, Inc.	800	65,360
NTL, Inc.(a)(b)	307	8,436
PanAmSat Holding Corp.	3,300	82,005
Tellabs, Inc.(a)	8,500	134,725
		469,008
Communications Equipment — 0.1%
Motorola, Inc.	3,700	78,995
Computer Integrated Systems Design — 0.4%
Cadence Design Systems, Inc.(a)(b)	6,600	124,938
Computer Sciences Corp.(a)	3,700	216,635
Reynolds & Reynolds, Inc. Cl. A	1,900	56,506
Synopsys, Inc.(a)	1,700	37,111
		435,190
Computer Programming Services — 0.1%
Ceridian Corp.(a)	4,300	104,189
Computer Related Services — 0.0%
Checkfree Corp.(a)(b)	200	10,774
IAC/InterActiveCorp(a)(b)	1,100	31,757
		42,531
Computers & Information — 0.5%
International Business Machines Corp.	4,700	386,998

	Number of Shares	Market Value
Sandisk Corp.(a)(b)	500	$31,915
Solectron Corp.(a)	18,600	74,400
Tech Data Corp.(a)	500	18,360
		511,673
Computers & Office Equipment — 1.8%
Hewlett-Packard Co.	50,000	1,623,500
Pitney Bowes, Inc.	100	4,185
Xerox Corp.(a)(b)	13,100	183,924
		1,811,609
Containers — 0.5%
Ball Corp.	2,400	95,952
Pactiv Corp.(a)	5,200	126,568
Sealed Air Corp.	1,600	86,160
Temple-Inland, Inc.	3,300	153,252
		461,932
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.	200	11,824
Kimberly-Clark Corp.	1,500	87,795
		99,619
Data Processing & Preparation — 0.2%
Affiliated Computer Services, Inc. Cl. A(a)	400	22,304
Deluxe Corp.	1,900	45,296
NCR Corp.(a)	2,200	86,680
The BISYS Group, Inc.(a)	600	9,564
		163,844
Electric Utilities — 5.6%
Allegheny Energy, Inc.(a)	2,000	71,260
Alliant Energy Corp.	900	28,764
Ameren Corp.	1,600	80,592
American Electric Power Co., Inc.	11,700	391,482
CenterPoint Energy, Inc.	4,400	52,888
Consolidated Edison, Inc.(b)	5,200	224,224
Constellation Energy Group, Inc.	2,400	131,808
Dominion Resources, Inc.(b)	4,800	359,376
DPL, Inc.	1,400	38,038
DTE Energy Co.	3,300	134,574
Duke Energy Corp.(b)	17,368	505,756
Edison International	9,700	391,977
Energy East Corp.	1,900	45,904
Entergy Corp.	2,900	202,826
Exelon Corp.(b)	9,300	502,200
FirstEnergy Corp.	4,200	212,982
FPL Group, Inc.	5,500	217,800
Great Plains Energy, Inc.	1,717	48,505

	Number of Shares	Market Value
Hawaiian Electric Industries, Inc.	1,000	$26,870
MDU Resources Group, Inc.	1,350	49,613
NiSource, Inc.	300	6,333
Northeast Utilities	1,200	24,180
NRG Energy, Inc.(a)	1,900	90,421
NSTAR	1,100	30,415
OGE Energy Corp.	1,100	33,176
Pepco Holdings, Inc.	5,000	115,400
PG&E Corp.	7,400	294,816
Pinnacle West Capital Corp.	1,300	52,130
PPL Corp.	4,600	133,584
Progress Energy, Inc.	5,300	226,840
Public Service Enterprise Group, Inc.	5,100	319,770
Puget Energy, Inc.	1,200	24,924
SCANA Corp.	1,300	50,882
Southern Co.	9,500	306,185
Teco Energy, Inc.	2,600	41,548
Wisconsin Energy Corp.	1,400	54,670
WPS Resources Corp.	1,100	54,989
		5,577,702
Electrical Equipment & Electronics — 2.3%
Advanced Micro Devices, Inc.(a)(b)	4,300	139,105
Arrow Electronics, Inc.(a)	2,600	94,120
Avnet, Inc.(a)	1,100	28,765
AVX Corp.	8,200	145,960
Emerson Electric Co.	1,000	84,950
Freescale Semiconductor, Inc. Cl. B(a)	8,400	266,028
General Electric Co.	21,000	726,390
Intersil Corp. Cl. A	3,800	112,518
Johnson Controls, Inc.	1,300	106,015
LSI Logic Corp.(a)(b)	4,800	51,120
Micron Technology, Inc.(a)(b)	2,300	39,031
Molex, Inc.	1,200	44,544
Novellus Systems, Inc.(a)	3,800	93,860
Sanmina-SCI Corp.(a)	3,600	18,684
Teleflex, Inc.	2,300	150,052
Thomas & Betts Corp.(a)	2,700	153,765
		2,254,907
Energy — 15.0%
Amerada Hess Corp.(b)	1,200	171,924
Anadarko Petroleum Corp.	3,200	335,424
Atmos Energy Corp.	700	18,578
Chevron Corp.	32,726	1,996,941
ConocoPhillips	23,667	1,583,322
Devon Energy Corp.	12,500	751,375

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Dynegy, Inc. Cl. A(a)	12,200	$60,634
Energen Corp.	1,100	38,797
Equitable Resources, Inc.	200	7,102
Exxon Mobil Corp.	92,200	5,815,976
Forest Oil Corp.(a)(b)	1,200	43,884
Helmerich & Payne, Inc.	400	29,096
Kerr-McGee Corp.	3,161	315,657
KeySpan Corp.	3,600	145,368
Kinder Morgan, Inc.	100	8,802
Marathon Oil Corp.(b)	11,289	895,895
National Fuel Gas Co.	100	3,325
Noble Energy, Inc.	2,200	98,956
Occidental Petroleum Corp.	9,652	991,646
Oneok, Inc.	1,200	39,612
Pioneer Natural Resources Co.	1,100	47,102
Pogo Producing Co.	2,400	119,256
Questar Corp.	100	8,005
Sempra Energy	7,200	331,344
Southern Union Co.	1,140	29,549
Sunoco, Inc.	800	64,832
Tesoro Corp.	900	62,928
Tidewater, Inc.	600	34,944
UGI Corp.	100	2,240
Valero Energy Corp.	11,470	742,568
Vectren Corp.	1,500	40,080
Xcel Energy, Inc.	4,500	84,780
		14,919,942
Entertainment & Leisure — 1.2%
Live Nation, Inc.(a)	587	11,153
The Walt Disney Co.	41,200	1,151,952
Warner Music Group Corp.	400	10,584
		1,173,689
Financial Services — 12.2%
AG Edwards, Inc.	800	42,272
Allied Capital Corp.(b)	2,000	62,120
AMB Property Corp.	1,700	84,983
American Capital Strategies, Ltd.(b)	1,500	52,230
AmeriCredit Corp.(a)	5,100	154,428
Archstone-Smith Trust REIT	5,400	263,952
Arden Realty, Inc.	100	4,534
AvalonBay Communities, Inc.(b)	1,300	140,010
BRE Properties, Inc. Cl. A REIT	800	43,104
Camden Property Trust REIT	100	6,873
CarrAmerica Realty Corp. REIT	100	4,476

	Number of Shares	Market Value
CBL & Associates Properties, Inc. REIT	800	$31,992
CIT Group, Inc.	6,200	334,862
Citigroup, Inc.	77,300	3,861,135
Countrywide Financial Corp.(b)	15,100	613,966
Crescent Real Estate Equities Co. REIT	1,200	24,000
Developers Diversified Realty Corp. REIT(b)	1,800	95,760
Duke Realty Corp. REIT	1,700	60,180
Essex Property Trust, Inc. REIT	200	21,820
Federal Realty Investment Trust REIT	500	34,115
The Goldman Sachs Group, Inc.	5,600	897,624
Health Care Property Investors, Inc.(b)	2,200	60,324
Health Care REIT, Inc.	700	24,360
Healthcare Realty Trust, Inc.	700	26,509
Hospitalities Properties Trust	1,200	51,720
HRPT Properties Trust	3,600	39,528
Huntington Bancshares, Inc.	3,500	84,525
IndyMac Bancorp, Inc.	2,100	101,472
iStar Financial, Inc.	2,000	76,520
Janus Capital Group, Inc.	5,100	99,246
Jefferies Group, Inc.	300	19,935
KKR Financial Corp. REIT	500	10,800
Lehman Brothers Holdings, Inc.	5,000	755,750
Liberty Property Trust REIT(b)	1,500	67,050
The Macerich Co. REIT	400	29,288
Mack-Cali Realty Corp.	1,000	45,220
Mercantile Bankshares Corp.	1,500	56,370
Merrill Lynch & Co., Inc.	15,200	1,159,152
Morgan Stanley	15,800	1,015,940
New Century Financial Corp. REIT(b)	5,000	256,100
New Plan Excel Realty Trust	1,600	39,440
Pan Pacific Retail Properties, Inc. REIT	800	53,312
PNC Financial Services Group, Inc.	9,300	664,671
Raymond James Financial, Inc.	1,650	50,078
Realty Income Corp. REIT	1,200	27,204

	Number of Shares	Market Value
Reckson Associates Realty Corp.(b)	100	$4,068
Regency Centers Corp.	100	6,309
SL Green Realty Corp.	100	9,900
The Bear Stearns Companies, Inc.(b)	2,600	370,526
Thornburg Mortgage, Inc. REIT(b)	1,700	49,147
Trizec Properties, Inc. REIT	1,100	27,522
Weingarten Realty Investors REIT	100	3,941
		12,120,363
Food Retailers — 0.1%
SuperValu, Inc.	2,800	81,228
Foods — 2.7%
Archer-Daniels-Midland Co.	26,200	952,108
Campbell Soup Co.	1,500	48,210
ConAgra Foods, Inc.	8,400	190,512
Dean Foods Co.(a)	3,300	130,713
Del Monte Foods Co.	15,900	185,394
General Mills, Inc.	7,000	345,380
Heinz (H. J.) Co.(b)	500	20,755
Hormel Foods Corp.	800	26,848
Kellogg Co.	700	32,417
Kraft Foods, Inc. Cl. A(b)	2,500	78,100
The Kroger Co.(a)	18,500	374,810
Pilgrim's Pride Corp.(b)	300	7,839
Safeway, Inc.	8,300	208,579
Sara Lee Corp.	6,600	117,942
Smithfield Foods, Inc.(a)	100	2,690
Tyson Foods, Inc. Cl. A	200	2,920
		2,725,217
Forest Products & Paper — 0.4%
Packaging Corp. of America	1,100	24,728
Plum Creek Timber Co., Inc.	200	7,260
Rayonier, Inc. REIT	1,200	49,392
Sonoco Products Co.	2,900	90,828
Weyerhaeuser Co.	2,900	204,363
		376,571
Healthcare — 0.2%
Caremark Rx, Inc.(a)	500	22,775
Community Health Systems, Inc.(a)	200	7,248
Health Net, Inc.(a)	1,300	52,910
Humana, Inc.(a)	400	18,072
Tenet Healthcare Corp.(a)	2,500	20,800
Triad Hospitals, Inc.(a)	700	28,840
Universal Health Services, Inc. Cl. B	200	10,158
		160,803

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Heavy Machinery — 0.1%
Dresser-Rand Group, Inc.(a)	2,400	$59,928
Home Construction, Furnishings & Appliances — 0.5%
Hillenbrand Industries, Inc.	300	15,408
KB Home(b)	300	18,471
Lennar Corp. Cl. A	1,000	54,930
MDC Holdings, Inc.	230	13,289
Pulte Homes, Inc.(b)	2,100	78,435
The Ryland Group, Inc.	1,200	75,732
Steelcase, Inc.(b)	700	13,104
Whirlpool Corp.	2,200	197,450
		466,819
Household Products — 0.2%
The Clorox Co.	300	19,254
Newell Rubbermaid, Inc.	4,000	109,680
RPM, Inc.	1,300	23,920
The Black & Decker Corp.	600	56,166
		209,020
Industrial – Distribution — 0.0%
Grainger (W.W.), Inc.	600	46,152
Industrial – Diversified — 0.2%
ITT Industries, Inc.	200	11,246
Leucadia National Corp.	1,000	60,750
SPX Corp.	2,300	125,925
		197,921
Information Retrieval Services — 0.0%
Interactive Data Corp.	200	4,454
Insurance — 8.5%
Aetna, Inc.	1,400	53,900
AFLAC, Inc.	100	4,754
Allstate Corp.	9,300	525,357
Ambac Financial Group, Inc.	800	65,888
American Financial Group, Inc.	4,400	194,832
American International Group, Inc.	22,400	1,461,600
American National Insurance Co.	700	83,475
AmerUs Group Co.(b)	900	52,785
Aon Corp.	7,200	301,752
Assurant, Inc.(b)	3,100	149,327
W.R. Berkley Corp.	3,600	134,712
Chubb Corp.	5,600	288,624
Cigna Corp.	4,000	428,000
Cincinnati Financial Corp.	2,500	106,600
The Commerce Group, Inc.	400	23,204

	Number of Shares	Market Value
Conseco, Inc.(a)(b)	3,200	$80,800
Fidelity National Financial, Inc.	3,700	155,326
Fidelity National Title Group, Inc. Cl. A(b)	400	8,664
First American Corp.	1,900	80,940
Genworth Financial, Inc. Cl. A	5,100	169,320
The Hartford Financial Services Group, Inc.	4,500	413,685
HCC Insurance Holdings, Inc.	400	13,396
Lincoln National Corp.	6,586	382,515
Loews Corp.	500	53,075
Marsh & McLennan Cos., Inc.	4,300	131,881
MBIA, Inc.(b)	1,950	116,279
Mercury General Corp.	300	16,011
Metlife, Inc.(b)	8,600	448,060
MGIC Investment Corp.	1,400	98,980
Nationwide Financial Services, Inc. Cl. A	900	39,492
Old Republic International Corp.	4,625	102,906
The PMI Group, Inc.	1,200	55,380
Principal Financial Group, Inc.	6,800	348,908
Protective Life Corp.	2,700	136,080
Prudential Financial, Inc.	7,200	562,536
Radian Group, Inc.	1,300	81,536
Reinsurance Group of America, Inc.	1,400	67,340
Safeco Corp.	2,000	103,800
St. Paul Travelers Cos.	9,427	415,071
StanCorp Financial Group, Inc.	1,100	54,274
Torchmark Corp.	1,400	84,154
Unitrin, Inc.	3,900	190,515
UnumProvident Corp.(b)	6,600	134,046
WellPoint, Inc.(a)	975	69,225
		8,489,005
Internet Content — 0.0%
BEA Systems, Inc.(a)	4,100	54,325
Lodging — 0.1%
Host Hotels & Resorts, Inc.(b)	5,800	121,916
Machinery & Components — 0.4%
Cooper Cameron Corp.(a)	500	25,120
Cummins, Inc.	1,200	125,400
Dover Corp.	1,200	59,700
IDEX Corp.	100	5,080

	Number of Shares	Market Value
Parker Hannifin Corp.	1,800	$145,890
		361,190
Manufacturing — 0.1%
Avery Dennison Corp.	400	25,000
Terex Corp.(a)	500	43,275
		68,275
Medical Supplies — 0.4%
Agilent Technologies, Inc.(a)	3,200	122,944
Applera Corp. - Applied Biosystems Group	4,300	124,012
Bausch & Lomb, Inc.(b)	100	4,895
Fisher Scientific International, Inc.(a)	700	49,385
Mettler-Toledo International, Inc.(a)	1,400	90,720
Thermo Electron Corp.(a)	1,400	53,956
		445,912
Metals & Mining — 1.0%
Newmont Mining Corp.	4,600	268,456
Nucor Corp.(b)	4,000	435,280
Phelps Dodge Corp.	1,700	146,523
Precision Castparts Corp.	800	50,384
United States Steel Corp.(b)	1,100	75,350
		975,993
Oil & Gas — 0.1%
AGL Resources, Inc.	1,000	35,380
Pride International, Inc.(a)	1,500	52,335
		87,715
Pharmaceuticals — 5.7%
Abbott Laboratories	300	12,822
AmerisourceBergen Corp.	4,300	185,545
Biogen Idec, Inc.(a)	1,500	67,275
Bristol-Myers Squibb Co.(b)	7,800	197,964
Cardinal Health, Inc.	2,000	134,700
Eli Lilly & Co.	100	5,292
Hospira, Inc.(a)	100	3,855
Invitrogen Corp.(a)	200	13,202
King Pharmaceuticals, Inc.(a)(b)	7,600	132,164
McKesson Corp.	4,000	194,360
Medco Health Solutions, Inc.(a)	1,300	69,199
Merck & Co., Inc.	40,000	1,376,800
Millennium Pharmaceuticals, Inc.(a)	2,000	18,160
Mylan Laboratories, Inc.	5,700	124,488
Omnicare, Inc.	1,000	56,710

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Pfizer, Inc.	112,400	$2,847,092
Watson Pharmaceutical, Inc.(a)	1,600	45,504
Wyeth	3,400	165,478
		5,650,610
Photography Equipment/Supplies — 0.1%
Eastman Kodak Co.	5,000	134,800
Prepackaged Software — 0.3%
BMC Software, Inc.(a)	4,200	90,468
CA, Inc.	2,106	53,408
Compuware Corp.(a)	1,900	14,592
Fair Isaac Corp.	2,600	96,486
Novell, Inc.(a)	4,000	32,880
Sybase, Inc.(a)	2,200	47,894
		335,728
Real Estate — 1.0%
Boston Properties, Inc.	2,200	194,194
Equity Office Properties Trust	4,100	132,430
Equity Residential REIT	4,700	210,889
General Growth Properties, Inc. REIT	100	4,695
Kimco Realty Corp.(b)	3,500	129,955
ProLogis	3,756	188,626
Simon Property Group, Inc. REIT(b)	1,100	90,068
Vornado Realty Trust(b)	300	28,692
		979,549
Restaurants — 0.9%
McDonald's Corp.	25,500	881,535
Wendy's International, Inc.	1,100	67,958
		949,493
Retail — 1.2%
Barnes & Noble, Inc.	2,900	130,732
Circuit City Stores, Inc.	1,600	46,000
Costco Wholesale Corp.	3,800	206,834
Dillards, Inc. Cl. A	700	18,256
Dollar Tree Stores, Inc.(a)(b)	2,400	62,568
Federated Department Stores, Inc.	3,523	274,266
J.C. Penney Co., Inc.	1,900	124,374
Office Depot, Inc.(a)	3,800	154,204
OfficeMax, Inc.	900	34,830
Sears Holdings Corp.(a)	1,200	172,428
		1,224,492
Retail – Grocery — 0.1%
Albertson's, Inc.(b)	5,000	126,650

	Number of Shares	Market Value
Telephone Utilities — 5.3%
Alltel Corp.	700	$45,059
AT&T, Inc.	77,269	2,025,221
BellSouth Corp.	27,500	928,950
CenturyTel, Inc.	2,900	109,330
Qwest Communications International, Inc.(a)(b)	35,700	239,547
Sprint Nextel Corp.	34,373	852,450
Verizon Communications, Inc.	32,112	1,060,659
		5,261,216
Tobacco — 1.7%
Altria Group, Inc.	16,200	1,185,192
Loews Corp. - Carolina Group	3,500	179,340
Reynolds American, Inc.(b)	2,900	317,985
UST, Inc.(b)	700	30,751
		1,713,268
Toys, Games — 0.0%
Hasbro, Inc.	1,700	33,507
Transportation — 1.2%
Burlington Northern Santa Fe Corp.	5,700	453,321
Laidlaw International, Inc.	6,000	148,500
Norfolk Southern Corp.	5,200	280,800
Overseas Shipholding Group, Inc.	800	39,064
Union Pacific Corp.	2,600	237,146
		1,158,831
Travel — 0.1%
Sabre Holdings Corp. Cl. A	2,900	66,961
Water Companies — 0.0%
Aqua America, Inc.	133	3,179
TOTAL EQUITIES (Cost $89,902,159)		98,296,166
	Principal Amount
SHORT-TERM INVESTMENTS — 11.4%
Cash Equivalents — 10.4%(c)
Abbey National PLC Eurodollar Time Deposit 4.770% 05/03/2006	$247,904	247,904
ABN Amro Bank NV Eurodollar Time Deposit 4.920% 05/30/2006	247,898	247,898

	Principal Amount	Market Value
Banco Santander Central Hispano SA Commercial Paper 4.771% 05/02/2006	$115,686	$115,686
Banco Santander Central Hispano SA Commercial Paper 4.772% 05/03/2006	165,265	165,265
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 4.950% 06/20/2006	99,159	99,159
Bank of America 4.770% 05/16/2006	127,164	127,164
Bank of America 4.970% 06/19/2006	148,739	148,739
Bank of Montreal Eurodollar Time Deposit 4.770% 05/02/2006	165,265	165,265
Bank of Nova Scotia Eurodollar Time Deposit 4.790% 05/10/2006	247,898	247,898
Bank of Nova Scotia Eurodollar Time Deposit 4.800% 05/11/2006	165,265	165,265
Barclays Eurodollar Time Deposit 4.770% 05/16/2006	280,951	280,951
Barclays Eurodollar Time Deposit 4.790% 05/10/2006	99,159	99,159
BNP Paribas Eurodollar Time Deposit 4.760% 05/02/2006	132,212	132,212
BNP Paribas Eurodollar Time Deposit 4.820% 05/05/2006	247,898	247,898
Branch Banker & Trust Eurodollar Time Deposit 4.850% 05/19/2006	247,898	247,898
Calyon Eurodollar Time Deposit 4.740% 05/09/2006	247,898	247,898
Calyon Eurodollar Time Deposit 4.910% 06/02/2006	247,898	247,898
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.970% 06/23/2006	165,265	165,265
Deutsche Bank Eurodollar Time Deposit 4.760% 05/01/2006	247,898	247,898

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Dexia Group Eurodollar Time Deposit 4.755% 05/05/2006	$165,265	$165,265
Dexia Group Eurodollar Time Deposit 4.775% 05/04/2006	82,633	82,633
Federal Home Loan Bank Discount Note 4.668% 05/02/2006	80,163	80,163
First Tennessee National Corporation Eurodollar Time Deposit 4.950% 06/19/2006	165,265	165,265
Fortis Bank Eurodollar Time Deposit 4.770% 05/01/2006	66,106	66,106
Fortis Bank Eurodollar Time Deposit 4.830% 05/08/2006	82,633	82,633
Fortis Bank Eurodollar Time Deposit 4.840% 05/12/2006	247,898	247,898
Fortis Bank Eurodollar Time Deposit 4.970% 06/22/2006	82,633	82,633
Freddie Mac Discount Note 4.711% 05/03/2006	29,009	29,009
General Electric Capital Corp. Commercial Paper 4.727% 05/09/2006	327,947	327,947
Harris NA Eurodollar Time Deposit 4.900% 05/23/2006	165,265	165,265
HBOS Halifax Bank of Scotland Certificate of Deposit 4.789% 07/10/2006	165,265	165,265
Lloyds TSB Bank Eurodollar Time Deposit 4.810% 05/11/2006	280,951	280,951
Marshall & Ilsley Bank Eurodollar Time Deposit 4.990% 06/23/2006	132,212	132,212
Nordea Bank Finland PLC Eurodollar Time Deposit 4.970% 05/30/2006	314,004	314,004
Rabobank Nederland Eurodollar Time Deposit 4.820% 05/01/2006	280,951	280,951
Rabobank Nederland Eurodollar Time Deposit 4.920% 06/12/2006	247,898	247,898

	Principal Amount	Market Value
Royal Bank of Canada Eurodollar Time Deposit 4.765% 05/01/2006	$330,531	$330,531
Royal Bank of Canada Eurodollar Time Deposit 4.990% 06/27/2006	310,699	310,699
Royal Bank of Scotland Eurodollar Time Deposit 4.760% 05/08/2006	247,898	247,898
Royal Bank of Scotland Eurodollar Time Deposit 4.810% 05/09/2006	115,686	115,686
Royal Bank of Scotland Eurodollar Time Deposit 4.870% 05/12/2006	214,845	214,845
Societe Generale Eurodollar Time Deposit 4.700% 05/05/2006	82,633	82,633
Societe Generale Eurodollar Time Deposit 4.780% 05/04/2006	330,531	330,531
Societe Generale Eurodollar Time Deposit 4.790% 05/10/2006	115,686	115,686
Standard Chartered Bank Eurodollar Time Deposit 5.000% 06/27/2006	165,265	165,265
Svenska Handlesbanken Eurodollar Time Deposit 4.820% 05/01/2006	651,699	651,699
The Bank of the West Eurodollar Time Deposit 4.940% 06/16/2006	214,845	214,845
UBS AG Eurodollar Time Deposit 4.940% 06/16/2006	330,531	330,531
UBS AG Eurodollar Time Deposit 4.950% 06/20/2006	132,212	132,212
Wells Fargo Eurodollar Time Deposit 4.860% 05/12/2006	247,898	247,898
Wells Fargo Eurodollar Time Deposit 4.870% 05/11/2006	82,633	82,633
Wells Fargo Eurodollar Time Deposit 4.900% 05/15/2006	165,265	165,265
		10,302,275

	Principal Amount	Market Value
Repurchase Agreements — 1.0%
Investors Bank & Trust Company Repurchase Agreement, dated 04/28/2006, 3.23%, due 05/01/2006(d)	$1,016,165	$1,016,165
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		11,318,440
TOTAL INVESTMENTS — 110.2% (Cost $101,220,599)(e)		109,614,606
Other Assets/ (Liabilities) — (10.2%)		(10,153,640)
NET ASSETS — 100.0%		$99,460,966

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan. (Note 2).

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $1,016,438. Collateralized by U.S. Government Agency obligation with a rate of 7.625%, maturity date of 03/25/2026, and an aggregate market value, including accrued interest, of $1,066,973.

(e)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund II – Portfolio of Investments

April 30, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 99.9%
COMMON STOCK
Aerospace & Defense — 2.1%
Alliant Techsystems, Inc.(a)	400	$31,996
General Dynamics Corp.	23,000	1,509,260
Honeywell International, Inc.	12,700	539,750
Northrop Grumman Corp.	14,900	996,810
Raytheon Co.	19,100	845,557
		3,923,373
Air Transportation — 0.1%
Southwest Airlines Co.	11,900	193,018
Apparel, Textiles & Shoes — 0.4%
AnnTaylor Stores Corp.(a)	7,100	265,043
Claire's Stores, Inc.	200	7,044
Columbia Sportswear Co.(a)	400	20,356
Jones Apparel Group, Inc.	3,300	113,355
Liz Claiborne, Inc.	3,300	128,865
Polo Ralph Lauren Corp.	1,700	103,224
VF Corp.	2,600	159,094
		796,981
Automotive & Parts — 0.7%
Adesa, Inc.	2,600	66,326
Autoliv, Inc.	1,900	105,070
AutoNation, Inc.(a)	2,700	60,804
Ford Motor Co.	59,000	410,050
General Motors Corp.(b)	15,300	350,064
Genuine Parts Co.(b)	3,600	157,140
The Goodyear Tire & Rubber Co.(a)(b)	5,200	72,800
		1,222,254
Banking, Savings & Loans — 17.2%
AmSouth Bancorporation	14,800	428,312
Associated Banc-Corp	3,800	128,516
Astoria Financial Corp.	3,000	93,960
Bank of America Corp.	133,084	6,643,553
Bank of Hawaii Corp.	1,300	70,603
BB&T Corp.	16,572	711,602
Capital One Financial Corp.	6,437	557,702
City National Corp.	1,200	87,552
The Colonial BancGroup, Inc.	4,200	108,906
Comerica, Inc.	5,100	290,037
Commerce Bancshares, Inc.	2,730	142,642
Compass Bancshares, Inc.	3,500	192,360
Cullen/Frost Bankers, Inc.	1,400	81,032
Downey Financial Corp.	700	50,246

	Number of Shares	Market Value
Fannie Mae	27,300	$1,381,380
Fifth Third Bancorp(b)	12,500	505,250
First Horizon National Corp.	3,700	156,954
FirstMerit Corp.	2,600	63,934
Freddie Mac	19,500	1,190,670
Fulton Financial Corp.	2,800	46,060
Golden West Financial Corp.	4,200	301,854
Independence Community Bank Corp.	2,500	105,000
International Bancshares Corp.	1,250	35,762
JP Morgan Chase & Co.	99,548	4,517,488
KeyCorp	17,800	680,316
M&T Bank Corp.	1,400	167,160
Marshall and Ilsley Corp.(b)	3,900	178,308
Mellon Financial Corp.	6,600	248,358
National City Corp.	24,362	898,958
New York Community Bancorp, Inc.	8,200	141,122
Popular, Inc.	8,300	171,644
Regions Financial Corp.	13,267	484,378
Sky Financial Group, Inc.	2,800	72,380
Sovereign Bancorp, Inc.	6,300	139,671
State Street Corp.	7,000	457,240
SunTrust Banks, Inc.	10,999	850,553
TD Banknorth, Inc.	2,347	69,682
U.S. Bancorp	52,400	1,647,456
UnionBanCal Corp.	1,700	119,153
Valley National Bancorp	1,815	47,263
Wachovia Corp.	45,035	2,695,345
Washington Federal, Inc.	2,534	60,613
Washington Mutual, Inc.	46,806	2,109,078
Webster Financial Corp.	1,600	75,120
Wells Fargo & Co.	32,700	2,246,163
Whitney Holding Corp.	1,800	64,008
Wilmington Trust Corp.	2,000	88,600
Zions Bancorp	2,900	240,787
		31,844,731
Beverages — 0.6%
Anheuser-Busch Cos., Inc.	1,300	57,954
Brown-Forman Corp. Cl. B	200	14,900
The Coca-Cola Co.	14,400	604,224
Coca-Cola Enterprises, Inc.	9,100	177,723
Constellation Brands, Inc. Cl. A(a)	2,600	64,220
The Pepsi Bottling Group, Inc.	3,100	99,510
PepsiAmericas, Inc.	2,800	66,136
		1,084,667

	Number of Shares	Market Value
Broadcasting, Publishing & Printing — 2.4%
American Greetings Corp. Cl. A(b)	7,200	$162,144
Belo Corp. Cl. A	3,000	54,990
Gannett Co., Inc.	9,500	522,500
Knight-Ridder, Inc.	2,600	161,200
Liberty Global, Inc. Cl. A(a)	6,100	126,331
Liberty Media Corp. Cl. A(a)	34,000	283,900
Time Warner, Inc.	166,200	2,891,880
Tribune Co.	200	5,766
Univision Communications, Inc. Cl. A(a)	4,500	160,605
		4,369,316
Building Materials & Construction — 0.5%
Lafarge North America, Inc.	1,200	102,360
Louisiana-Pacific Corp.	11,200	308,896
Martin Marietta Materials, Inc.	600	63,696
Masco Corp.	1,900	60,610
USG Corp.(a)(b)	1,600	171,152
Vulcan Materials Co.	1,700	144,432
		851,146
Chemicals — 1.1%
Airgas, Inc.	3,100	125,395
Albemarle Corp.	1,700	81,294
Celanese Corp. Cl. A	4,000	87,800
Engelhard Corp.	3,800	145,958
FMC Corp.	2,100	133,476
The Lubrizol Corp.	4,000	174,440
Lyondell Chemical Co.	6,100	147,010
Monsanto Co.	3,400	283,560
PPG Industries, Inc.	100	6,712
Rohm & Haas Co.	7,700	389,620
The Scotts Miracle-Gro Co.	2,300	101,798
Tronox, Inc. Cl. B(a)	1,239	21,435
The Valspar Corp.	14,400	407,520
		2,106,018
Commercial Services — 1.1%
Allied Waste Industries, Inc.(a)(b)	5,200	73,632
Cendant Corp.	20,800	362,544
Donnelley (R.R.) & Sons Co.	500	16,845
Equifax, Inc.	3,900	150,306
Manpower, Inc.	2,700	175,905
PerkinElmer, Inc.	1,900	40,736
Public Storage, Inc.	400	30,752
Rent-A-Center, Inc.(a)	2,300	63,526
Republic Services, Inc.	7,400	325,674
Ryder System, Inc.(b)	1,200	62,580

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund II – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Service Corp. International	13,100	$105,455
The Servicemaster Co.	4,300	51,772
Waste Management, Inc.	15,000	561,900
		2,021,627
Communications — 0.5%
American Tower Corp. Cl. A(a)	500	17,070
Citizens Communications Co.	19,300	256,304
Crown Castle International Corp.(a)	1,500	50,475
Harris Corp.	600	27,942
L-3 Communications Holdings, Inc.	1,500	122,550
NTL, Inc.(a)(b)	336	9,233
PanAmSat Holding Corp.	6,300	156,555
Tellabs, Inc.(a)	13,600	215,560
		855,689
Communications Equipment — 0.1%
Motorola, Inc.	7,000	149,450
Computer Integrated Systems Design — 0.4%
Cadence Design Systems, Inc.(a)(b)	12,600	238,518
Computer Sciences Corp.(a)	6,300	368,865
Reynolds & Reynolds, Inc. Cl. A	3,500	104,090
Synopsys, Inc.(a)	3,200	69,856
		781,329
Computer Programming Services — 0.1%
Ceridian Corp.(a)	8,700	210,801
Computer Related Services — 0.0%
Checkfree Corp.(a)(b)	300	16,161
IAC/InterActiveCorp(a)(b)	2,200	63,514
		79,675
Computers & Information — 0.5%
International Business Machines Corp.	9,100	749,294
Sandisk Corp.(a)(b)	1,300	82,979
Solectron Corp.(a)	35,500	142,000
Tech Data Corp.(a)	900	33,048
		1,007,321
Computers & Office Equipment — 1.9%
Hewlett-Packard Co.	94,500	3,068,415
Pitney Bowes, Inc.	200	8,370
Xerox Corp.(a)(b)	26,500	372,060
		3,448,845

	Number of Shares	Market Value
Containers — 0.5%
Ball Corp.	4,600	$183,908
Pactiv Corp.(a)	9,900	240,966
Sealed Air Corp.	3,700	199,245
Temple-Inland, Inc.	6,500	301,860
		925,979
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.	400	23,648
Kimberly-Clark Corp.	3,100	181,443
		205,091
Data Processing & Preparation — 0.1%
The BISYS Group, Inc.(a)	1,600	25,504
Deluxe Corp.	1,500	35,760
NCR Corp.(a)	3,800	149,720
		210,984
Electric Utilities — 5.8%
Allegheny Energy, Inc.(a)	4,700	167,461
Alliant Energy Corp.	3,400	108,664
Ameren Corp.	3,100	156,147
American Electric Power Co., Inc.	21,200	709,352
CenterPoint Energy, Inc.	8,300	99,766
Consolidated Edison, Inc.(b)	9,900	426,888
Constellation Energy Group, Inc.	4,500	247,140
Dominion Resources, Inc.(b)	9,100	681,317
DPL, Inc.	3,700	100,529
DTE Energy Co.	6,600	269,148
Duke Energy Corp.(b)	32,968	960,028
Edison International	18,500	747,585
Energy East Corp.	4,500	108,720
Entergy Corp.	5,200	363,688
Exelon Corp.(b)	17,000	918,000
FirstEnergy Corp.	8,300	420,893
FPL Group, Inc.	10,500	415,800
Great Plains Energy, Inc.	1,900	53,675
Hawaiian Electric Industries, Inc.	2,500	67,175
MDU Resources Group, Inc.	3,400	124,950
NiSource, Inc.	500	10,555
Northeast Utilities	3,700	74,555
NRG Energy, Inc.(a)	2,600	123,734
NSTAR	2,900	80,185
OGE Energy Corp.	2,600	78,416
Pepco Holdings, Inc.	9,300	214,644
PG&E Corp.	14,800	589,632
Pinnacle West Capital Corp.	2,500	100,250
PPL Corp.	9,700	281,688
Progress Energy, Inc.	10,100	432,280

	Number of Shares	Market Value
Public Service Enterprise Group, Inc.	9,700	$608,190
Puget Energy, Inc.	2,800	58,156
SCANA Corp.	3,500	136,990
Southern Co.	19,000	612,370
Teco Energy, Inc.	5,100	81,498
Wisconsin Energy Corp.	2,900	113,245
WPS Resources Corp.	2,100	104,979
		10,848,293
Electrical Equipment & Electronics — 2.3%
Advanced Micro Devices, Inc.(a)(b)	8,700	281,445
Arrow Electronics, Inc.(a)	4,700	170,140
Avnet, Inc.(a)	2,200	57,530
AVX Corp.	14,700	261,660
Emerson Electric Co.	2,200	186,890
Freescale Semiconductor, Inc. Cl. B(a)	14,600	462,382
General Electric Co.	40,100	1,387,059
Intersil Corp. Cl. A	7,600	225,036
Johnson Controls, Inc.	2,500	203,875
LSI Logic Corp.(a)(b)	6,900	73,485
Micron Technology, Inc.(a)(b)	4,800	81,456
Molex, Inc.	2,500	92,800
Novellus Systems, Inc.(a)	7,500	185,250
Sanmina-SCI Corp.(a)	6,200	32,178
Teleflex, Inc.	4,300	280,532
Thomas & Betts Corp.(a)	5,000	284,750
		4,266,468
Energy — 15.1%
Amerada Hess Corp.(b)	2,200	315,194
Anadarko Petroleum Corp.	6,400	670,848
Atmos Energy Corp.	2,300	61,042
Chevron Corp.	62,539	3,816,130
ConocoPhillips	45,091	3,016,588
Devon Energy Corp.	22,200	1,334,442
Dynegy, Inc. Cl. A(a)(b)	23,400	116,298
Energen Corp.	2,000	70,540
Equitable Resources, Inc.	400	14,204
Exxon Mobil Corp.	175,900	11,095,772
Forest Oil Corp.(a)	2,200	80,454
Helmerich & Payne, Inc.	700	50,918
Kerr-McGee Corp.	5,746	573,795
KeySpan Corp.	6,900	278,622
Kinder Morgan, Inc.	200	17,604
Marathon Oil Corp.	19,096	1,515,458
National Fuel Gas Co.	100	3,325
Noble Energy, Inc.	4,200	188,916
Occidental Petroleum Corp.	16,930	1,739,388
Oneok, Inc.	3,100	102,331

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund II – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Pioneer Natural Resources Co.	2,100	$89,922
Pogo Producing Co.	5,300	263,357
Questar Corp.	100	8,005
Sempra Energy	13,600	625,872
Southern Union Co.	2,730	70,762
Sunoco, Inc.	1,500	121,560
Tesoro Corp.	1,700	118,864
Tidewater, Inc.	1,200	69,888
UGI Corp.	1,600	35,840
Valero Energy Corp.	20,914	1,353,972
Vectren Corp.	2,300	61,456
Xcel Energy, Inc.	12,100	227,964
		28,109,331
Entertainment & Leisure — 1.2%
Live Nation, Inc.(a)	1,150	21,850
The Walt Disney Co.	78,700	2,200,452
Warner Music Group Corp.	900	23,814
		2,246,116
Financial Services — 12.3%
AG Edwards, Inc.	1,700	89,828
Allied Capital Corp.(b)	4,000	124,240
AMB Property Corp.	3,400	169,966
American Capital Strategies, Ltd.(b)	3,000	104,460
AmeriCredit Corp.(a)	8,000	242,240
Archstone-Smith Trust REIT	10,400	508,352
Arden Realty, Inc.	100	4,534
AvalonBay Communities, Inc.(b)	2,500	269,250
BRE Properties, Inc. Cl. A REIT	1,600	86,208
Camden Property Trust REIT	100	6,873
CarrAmerica Realty Corp. REIT	100	4,476
CBL & Associates Properties, Inc. REIT	2,100	83,979
CIT Group, Inc.	11,800	637,318
Citigroup, Inc.	147,400	7,362,630
Countrywide Financial Corp.	28,900	1,175,074
Developers Diversified Realty Corp. REIT(b)	2,700	143,640
Duke Realty Corp. REIT	3,500	123,900
Essex Property Trust, Inc. REIT	100	10,910
Federal Realty Investment Trust REIT	700	47,761
The Goldman Sachs Group, Inc.	10,900	1,747,161
Health Care Property Investors, Inc.(b)	4,700	128,874

	Number of Shares	Market Value
Health Care REIT, Inc.(b)	1,800	$62,640
Hospitalities Properties Trust	2,300	99,130
HRPT Properties Trust	7,600	83,448
Huntington Bancshares, Inc.	7,100	171,465
IndyMac Bancorp, Inc.	4,200	202,944
iStar Financial, Inc.	3,700	141,562
Janus Capital Group, Inc.(b)	10,200	198,492
Jefferies Group, Inc.	1,500	99,675
Lehman Brothers Holdings, Inc.	9,300	1,405,695
Liberty Property Trust REIT(b)	1,800	80,460
The Macerich Co. REIT	100	7,322
Mack-Cali Realty Corp.	2,500	113,050
Mercantile Bankshares Corp.	3,600	135,288
Merrill Lynch & Co., Inc.	29,200	2,226,792
Morgan Stanley	31,700	2,038,310
New Century Financial Corp. REIT	6,500	332,930
New Plan Excel Realty Trust	3,900	96,135
Pan Pacific Retail Properties, Inc. REIT	1,600	106,624
PNC Financial Services Group, Inc.	15,200	1,086,344
Raymond James Financial, Inc.	2,400	72,840
Realty Income Corp. REIT	3,100	70,277
Reckson Associates Realty Corp.(b)	100	4,068
Regency Centers Corp.	200	12,618
Shurgard Storage Centers, Inc. Cl. A	100	6,298
SL Green Realty Corp.	100	9,900
The Bear Stearns Companies, Inc.	4,900	698,299
Thornburg Mortgage, Inc. REIT(b)	3,400	98,294
Trizec Properties, Inc. REIT	2,200	55,044
Weingarten Realty Investors REIT	200	7,882
		22,795,500
Food Retailers — 0.1%
SuperValu, Inc.	5,500	159,555
Foods — 2.6%
Archer-Daniels-Midland Co.	43,600	1,584,424
Campbell Soup Co.	4,000	128,560
ConAgra Foods, Inc.	16,000	362,880
Dean Foods Co.(a)	6,300	249,543
Del Monte Foods Co.	30,300	353,298
General Mills, Inc.	13,500	666,090

	Number of Shares	Market Value
Heinz (H. J.) Co.(b)	900	$37,359
Hormel Foods Corp.	2,200	73,832
Kellogg Co.	200	9,262
Kraft Foods, Inc. Cl. A(b)	4,800	149,952
The Kroger Co.(a)	35,300	715,178
Pilgrim's Pride Corp.(b)	500	13,065
Safeway, Inc.	14,200	356,846
Sara Lee Corp.	10,600	189,422
Smithfield Foods, Inc.(a)	100	2,690
Tyson Foods, Inc. Cl. A	300	4,380
		4,896,781
Forest Products & Paper — 0.4%
Packaging Corp. of America	2,000	44,960
Plum Creek Timber Co., Inc.	400	14,520
Rayonier, Inc. REIT	2,025	83,349
Sonoco Products Co.	5,800	181,656
Weyerhaeuser Co.	5,000	352,350
		676,835
Healthcare — 0.1%
Caremark Rx, Inc.(a)	100	4,555
Community Health Systems, Inc.(a)	500	18,120
Health Net, Inc.(a)	2,400	97,680
Humana, Inc.(a)	1,100	49,698
Sierra Health Services, Inc.(a)	200	7,842
Universal Health Services, Inc. Cl. B	400	20,316
		198,211
Heavy Machinery — 0.1%
Dresser-Rand Group, Inc.(a)	4,600	114,862
Home Construction, Furnishings & Appliances — 0.5%
Hillenbrand Industries, Inc.	1,100	56,496
Lennar Corp. Cl. A	1,900	104,367
MDC Holdings, Inc.	620	35,824
Pulte Homes, Inc.(b)	4,000	149,400
The Ryland Group, Inc.	2,400	151,464
Steelcase, Inc.(b)	1,300	24,336
Whirlpool Corp.	3,700	332,075
		853,962
Household Products — 0.2%
The Clorox Co.	500	32,090
Newell Rubbermaid, Inc.	7,600	208,392
RPM, Inc.	100	1,840
The Black & Decker Corp.	1,100	102,971
		345,293

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund II – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Industrial – Distribution — 0.1%
Grainger (W.W.), Inc.	1,300	$99,996
Industrial – Diversified — 0.2%
ITT Industries, Inc.	600	33,738
Leucadia National Corp.	1,400	85,050
SPX Corp.	3,600	197,100
		315,888
Information Retrieval Services — 0.0%
Interactive Data Corp.	500	11,135
Insurance — 8.3%
Aetna, Inc.	3,200	123,200
AFLAC, Inc.	100	4,754
Allstate Corp.	17,800	1,005,522
Ambac Financial Group, Inc.	1,600	131,776
American Financial Group, Inc.	8,800	389,664
American International Group, Inc.	42,800	2,792,700
American National Insurance Co.	1,300	155,025
AmerUs Group Co.(b)	1,100	64,515
Aon Corp.	12,500	523,875
Assurant, Inc.(b)	5,700	274,569
W.R. Berkley Corp.	5,250	196,455
Chubb Corp.	10,400	536,016
Cigna Corp.	7,400	791,800
Cincinnati Financial Corp.	4,340	185,058
The Commerce Group, Inc.	800	46,408
Conseco, Inc.(a)(b)	4,900	123,725
Fidelity National Financial, Inc.	7,200	302,256
Fidelity National Title Group, Inc. Cl. A(b)	800	17,328
First American Corp.	2,200	93,720
Genworth Financial, Inc. Cl. A	8,200	272,240
The Hartford Financial Services Group, Inc.	7,900	726,247
Lincoln National Corp.	8,372	486,246
Loews Corp.	900	95,535
Marsh & McLennan Cos., Inc.	8,200	251,494
MBIA, Inc.	3,900	232,557
Metlife, Inc.(b)	16,400	854,440
MGIC Investment Corp.	2,600	183,820
Nationwide Financial Services, Inc. Cl. A	1,700	74,596
Old Republic International Corp.	6,787	151,011
The PMI Group, Inc.	2,800	129,220
Principal Financial Group, Inc.	12,300	631,113

	Number of Shares	Market Value
Protective Life Corp.	5,200	$262,080
Prudential Financial, Inc.	13,700	1,070,381
Radian Group, Inc.	2,600	163,072
Reinsurance Group of America, Inc.	2,800	134,680
Safeco Corp.	3,800	197,220
St. Paul Travelers Cos.	17,922	789,106
StanCorp Financial Group, Inc.	1,500	74,010
Torchmark Corp.	3,200	192,352
Unitrin, Inc.	7,400	361,490
UnumProvident Corp.(b)	13,100	266,061
WellPoint, Inc.(a)	1,713	121,623
		15,478,960
Internet Content — 0.0%
BEA Systems, Inc.(a)	7,200	95,400
Lodging — 0.1%
Host Hotels & Resorts, Inc.	11,600	243,832
Machinery & Components — 0.4%
Cooper Cameron Corp.(a)	800	40,192
Cummins, Inc.	2,400	250,800
Dover Corp.	2,400	119,400
IDEX Corp.	300	15,240
Parker Hannifin Corp.	2,900	235,045
Roper Industries, Inc.	200	9,492
		670,169
Manufacturing — 0.1%
Avery Dennison Corp.	1,100	68,750
Terex Corp.(a)	900	77,895
		146,645
Medical Supplies — 0.5%
Agilent Technologies, Inc.(a)	6,100	234,362
Applera Corp. - Applied Biosystems Group	9,100	262,444
Bausch & Lomb, Inc.(b)	200	9,790
Fisher Scientific International, Inc.(a)	1,700	119,935
Mettler-Toledo International, Inc.(a)	2,700	174,960
Thermo Electron Corp.(a)	2,600	100,204
		901,695
Metals & Mining — 1.0%
Newmont Mining Corp.	8,700	507,732
Nucor Corp.(b)	7,000	761,740
Phelps Dodge Corp.	3,300	284,427
Precision Castparts Corp.	1,500	94,470
United States Steel Corp.(b)	2,100	143,850
		1,792,219

	Number of Shares	Market Value
Oil & Gas — 0.1%
AGL Resources, Inc.	3,200	$113,216
Pride International, Inc.(a)	2,700	94,203
		207,419
Pharmaceuticals — 5.8%
Abbott Laboratories	500	21,370
AmerisourceBergen Corp.	8,700	375,405
Biogen Idec, Inc.(a)	2,900	130,065
Bristol-Myers Squibb Co.	14,800	375,624
Cardinal Health, Inc.	3,300	222,255
Eli Lilly & Co.	100	5,292
Hospira, Inc.(a)	100	3,855
King Pharmaceuticals, Inc.(a)(b)	13,600	236,504
McKesson Corp.	7,700	374,143
Medco Health Solutions, Inc.(a)	3,000	159,690
Merck & Co., Inc.	76,800	2,643,456
Millennium Pharmaceuticals, Inc.(a)	4,800	43,584
Mylan Laboratories, Inc.	10,900	238,056
Omnicare, Inc.	1,900	107,749
Pfizer, Inc.	212,500	5,382,625
Watson Pharmaceutical, Inc.(a)	3,100	88,164
Wyeth	6,800	330,956
		10,738,793
Photography Equipment/Supplies — 0.1%
Eastman Kodak Co.	9,500	256,120
Prepackaged Software — 0.3%
BMC Software, Inc.(a)	7,700	165,858
CA, Inc.	2,741	69,512
Compuware Corp.(a)	3,700	28,416
Fair Isaac Corp.	5,100	189,261
Novell, Inc.(a)	7,600	62,472
Sybase, Inc.(a)	4,100	89,257
		604,776
Real Estate — 1.0%
Boston Properties, Inc.	3,700	326,599
Equity Office Properties Trust	7,700	248,710
Equity Residential REIT	9,400	421,778
General Growth Properties, Inc. REIT	100	4,695
Kimco Realty Corp.(b)	6,600	245,058
ProLogis	7,389	371,076
Simon Property Group, Inc. REIT(b)	2,200	180,136
Vornado Realty Trust(b)	500	47,820
		1,845,872

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund II – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Restaurants — 1.0%
McDonald's Corp.	48,600	$1,680,102
Wendy's International, Inc.	2,100	129,738
		1,809,840
Retail — 1.3%
Barnes & Noble, Inc.	5,500	247,940
Circuit City Stores, Inc.	3,200	92,000
Costco Wholesale Corp.	7,200	391,896
Dillards, Inc. Cl. A	1,900	49,552
Dollar Tree Stores, Inc.(a)	4,500	117,315
Federated Department Stores, Inc.	6,744	525,020
J.C. Penney Co., Inc.	4,100	268,386
Office Depot, Inc.(a)	7,300	296,234
Sears Holdings Corp.(a)	2,400	344,856
		2,333,199
Retail – Grocery — 0.1%
Albertson's, Inc.(b)	9,900	250,767
Telephone Utilities — 5.4%
Alltel Corp.	1,500	96,555
AT&T, Inc.	147,554	3,867,390
BellSouth Corp.(b)	53,200	1,797,096
CenturyTel, Inc.	5,300	199,810
Qwest Communications International, Inc.(a)(b)	68,200	457,622
Sprint Nextel Corp.	65,599	1,626,855
Verizon Communications, Inc.	61,596	2,034,516
		10,079,844
Tobacco — 1.7%
Altria Group, Inc.	30,900	2,260,644
Loews Corp. - Carolina Group	6,600	338,184
Reynolds American, Inc.(b)	5,600	614,040
UST, Inc.(b)	100	4,393
		3,217,261
Toys, Games — 0.0%
Hasbro, Inc.	3,200	63,072
Transportation — 1.2%
Burlington Northern Santa Fe Corp.	11,500	914,595
Laidlaw International, Inc.	12,100	299,475
Norfolk Southern Corp.	10,400	561,600
Overseas Shipholding Group, Inc.	600	29,298
Union Pacific Corp.	4,800	437,808
		2,242,776
Travel — 0.1%
Sabre Holdings Corp. Cl. A	5,500	126,995

	Number of Shares	Market Value
Water Companies — 0.0%
Aqua America, Inc.	133	$3,179
TOTAL EQUITIES (Cost $167,432,385)		185,335,354
	Principal Amount
SHORT-TERM INVESTMENTS — 6.9%
Cash Equivalents(c)
Abbey National PLC Eurodollar Time Deposit
4.770% 05/03/2006	$310,757	310,757
ABN Amro Bank NV Eurodollar Time Deposit
4.920% 05/30/2006	310,756	310,756
Banco Santander Central Hispano SA Commercial Paper 4.771% 05/02/2006	145,019	145,019
Banco Santander Central Hispano SA Commercial Paper 4.772% 05/03/2006	207,171	207,171
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 4.950% 06/20/2006	124,302	124,302
Bank of America 4.770% 05/16/2006	159,408	159,408
Bank of America 4.970% 06/19/2006	186,454	186,454
Bank of Montreal Eurodollar Time Deposit 4.770% 05/02/2006	207,171	207,171
Bank of Nova Scotia Eurodollar Time Deposit 4.790% 05/10/2006	310,756	310,756
Bank of Nova Scotia Eurodollar Time Deposit 4.800% 05/11/2006	207,171	207,171
Barclays Eurodollar Time Deposit 4.770% 05/16/2006	352,190	352,190
Barclays Eurodollar Time Deposit
4.790% 05/10/2006	124,302	124,302
BNP Paribas Eurodollar Time Deposit 4.760% 05/02/2006	165,737	165,737
BNP Paribas Eurodollar Time Deposit 4.820% 05/05/2006	310,756	310,756

	Principal Amount	Market Value
Branch Banker & Trust Eurodollar Time Deposit 4.850% 05/19/2006	$310,756	$310,756
Calyon Eurodollar Time Deposit 4.740% 05/09/2006	310,756	310,756
Calyon Eurodollar Time Deposit 4.910% 06/02/2006	310,756	310,756
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.970% 06/23/2006	207,171	207,171
Deutsche Bank Eurodollar Time Deposit 4.760% 05/01/2006	310,756	310,756
Dexia Group Eurodollar Time Deposit 4.755% 05/05/2006	207,171	207,171
Dexia Group Eurodollar Time Deposit 4.775% 05/04/2006	103,585	103,585
Federal Home Loan Bank Discount Note 4.668% 05/02/2006	100,489	100,489
First Tennessee National Corporation Eurodollar Time Deposit 4.950% 06/19/2006	207,171	207,171
Fortis Bank Eurodollar Time Deposit 4.770% 05/01/2006	82,868	82,868
Fortis Bank Eurodollar Time Deposit 4.830% 05/08/2006	103,585	103,585
Fortis Bank Eurodollar Time Deposit 4.840% 05/12/2006	310,756	310,756
Fortis Bank Eurodollar Time Deposit 4.970% 06/22/2006	103,585	103,585
Freddie Mac Discount Note 4.711% 05/03/2006	36,365	36,365
General Electric Capital Corp. Commercial Paper 4.727% 05/09/2006	411,103	411,103
Harris NA Eurodollar Time Deposit 4.900% 05/23/2006	207,171	207,171

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund II – Portfolio of Investments (Continued)

	Principal Amount	Market Value
HBOS Halifax Bank of Scotland Certificate of Deposit 4.789% 07/10/2006	$207,171	$207,171
Lloyds TSB Bank Eurodollar Time Deposit 4.810% 05/11/2006	352,190	352,190
Marshall & Ilsley Bank Eurodollar Time Deposit 4.990% 06/23/2006	165,737	165,737
Nordea Bank Finland PLC Eurodollar Time Deposit 4.970% 05/30/2006	393,624	393,624
Rabobank Nederland Eurodollar Time Deposit 4.820% 05/01/2006	352,190	352,190
Rabobank Nederland Eurodollar Time Deposit 4.920% 06/12/2006	310,756	310,756
Royal Bank of Canada Eurodollar Time Deposit 4.765% 05/01/2006	414,341	414,341
Royal Bank of Canada Eurodollar Time Deposit 4.990% 06/27/2006	389,481	389,481
Royal Bank of Scotland Eurodollar Time Deposit 4.760% 05/08/2006	310,756	310,756
Royal Bank of Scotland Eurodollar Time Deposit 4.810% 05/09/2006	145,019	145,019
Royal Bank of Scotland Eurodollar Time Deposit 4.870% 05/12/2006	269,322	269,322
Societe Generale Eurodollar Time Deposit 4.700% 05/05/2006	103,585	103,585
Societe Generale Eurodollar Time Deposit 4.780% 05/04/2006	414,341	414,341
Societe Generale Eurodollar Time Deposit 4.790% 05/10/2006	145,019	145,019
Standard Chartered Bank Eurodollar Time Deposit 5.000% 06/27/2006	207,171	207,171
Svenska Handlesbanken Eurodollar Time Deposit 4.820% 05/01/2006	816,946	816,946
The Bank of the West Eurodollar Time Deposit 4.940% 06/16/2006	269,322	269,322

	Principal Amount	Market Value
UBS AG Eurodollar Time Deposit 4.940% 06/16/2006	$414,341	$414,341
UBS AG Eurodollar Time Deposit 4.950% 06/20/2006	165,737	165,737
Wells Fargo Eurodollar Time Deposit 4.860% 05/12/2006	310,756	310,756
Wells Fargo Eurodollar Time Deposit
4.870% 05/11/2006	103,585	103,585
Wells Fargo Eurodollar Time Deposit 4.900% 05/15/2006	207,171	207,171
		12,914,555
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		12,914,555
TOTAL INVESTMENTS — 106.8% (Cost $180,346,940)(d)		198,249,909
Other Assets/ (Liabilities) — (6.8%)		(12,674,906)
NET ASSETS — 100.0%		$185,575,003

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan. (Note 2).

(c)  Represents investments of security lending collateral. (Note 2).

(d)  See note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments

April 30, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 99.2%
COMMON STOCK
Advertising — 0.1%
Monster Worldwide, Inc.(a)(b)	400	$22,960
Aerospace & Defense — 4.2%
Boeing Co.	5,200	433,940
General Dynamics Corp.	4,000	262,480
Honeywell International, Inc.	1,600	68,000
Lockheed Martin Corp.	2,300	174,570
Northrop Grumman Corp.	2,300	153,870
Raytheon Co.	4,400	194,788
Rockwell Collins, Inc.	600	34,320
United Technologies Corp.	3,300	207,273
		1,529,241
Air Transportation — 0.1%
Southwest Airlines Co.	1,400	22,708
Apparel, Textiles & Shoes — 0.6%
Coach, Inc.(a)	1,000	33,020
Jones Apparel Group, Inc.	400	13,740
Liz Claiborne, Inc.	300	11,715
Nike, Inc. Cl. B	800	65,472
Nordstrom, Inc.(b)	1,900	72,827
VF Corp.	200	12,238
		209,012
Automotive & Parts — 0.3%
AutoNation, Inc.(a)	100	2,252
Ford Motor Co.	7,100	49,345
General Motors Corp.	2,200	50,336
Genuine Parts Co.	300	13,095
The Goodyear Tire & Rubber Co.(a)(b)	900	12,600
		127,628
Banking, Savings & Loans — 8.3%
AmSouth Bancorporation	1,000	28,940
Bank of America Corp.	12,353	616,662
BB&T Corp.	1,500	64,410
Capital One Financial Corp.	1,600	138,624
Comerica, Inc.	500	28,435
Compass Bancshares, Inc.	400	21,984
Fannie Mae	2,500	126,500
Fifth Third Bancorp(b)	1,400	56,588
First Horizon National Corp.	300	12,726
Freddie Mac	1,800	109,908
Golden West Financial Corp.	700	50,309
JP Morgan Chase & Co.	9,700	440,186
KeyCorp	2,100	80,262
M&T Bank Corp.	200	23,880

	Number of Shares	Market Value
Marshall and Ilsley Corp.(b)	100	$4,572
Mellon Financial Corp.	1,200	45,156
National City Corp.	1,400	51,660
North Fork Bancorporation, Inc.	50	1,506
Regions Financial Corp.	1,293	47,207
SLM Corp.	1,200	63,456
Sovereign Bancorp, Inc.	600	13,302
State Street Corp.	1,000	65,320
SunTrust Banks, Inc.	900	69,597
Synovus Financial Corp.	600	16,800
U.S. Bancorp	4,900	154,056
Wachovia Corp.(b)	4,201	251,430
Washington Mutual, Inc.	2,732	123,104
Wells Fargo & Co.	4,500	309,105
Zions Bancorp	300	24,909
		3,040,594
Beverages — 1.8%
Anheuser-Busch Cos., Inc.	300	13,374
Brown-Forman Corp. Cl. B	400	29,800
The Coca-Cola Co.	3,100	130,076
Coca-Cola Enterprises, Inc.	800	15,624
Constellation Brands, Inc. Cl. A(a)	700	17,290
The Pepsi Bottling Group, Inc.	700	22,470
PepsiCo, Inc.	7,100	413,504
		642,138
Broadcasting, Publishing & Printing — 1.4%
CBS Corp. Cl. B(b)	50	1,273
Dow Jones & Co., Inc.	300	11,091
Gannett Co., Inc.	900	49,500
Knight-Ridder, Inc.	200	12,400
The McGraw-Hill Companies, Inc.	1,000	55,660
Meredith Corp.	200	9,920
The E.W. Scripps Co. Cl. A	100	4,608
Time Warner, Inc.	19,800	344,520
Tribune Co.	100	2,883
Univision Communications, Inc. Cl. A(a)	1,000	35,690
Viacom, Inc. Cl. B(a)	50	1,992
		529,537
Building Materials & Construction — 0.4%
Louisiana-Pacific Corp.(b)	3,600	99,288
Masco Corp.	800	25,520

	Number of Shares	Market Value
Vulcan Materials Co.	300	$25,488
		150,296
Chemicals — 1.0%
Dow Chemical Co.	4,300	174,623
Engelhard Corp.	600	23,046
Monsanto Co.	1,300	108,420
PPG Industries, Inc.	100	6,712
Rohm & Haas Co.	700	35,420
Tronox, Inc. Cl. B(a)	208	3,598
		351,819
Commercial Services — 1.7%
Allied Waste Industries, Inc.(a)(b)	5,600	79,296
Donnelley (R.R.) & Sons Co.	100	3,369
eBay, Inc.(a)	5,000	172,050
Equifax, Inc.	600	23,124
Fluor Corp.	500	46,455
Moody's Corp.(b)	1,900	117,819
Paychex, Inc.	1,000	40,390
PerkinElmer, Inc.	500	10,720
Public Storage, Inc.(b)	200	15,376
Quest Diagnostics	100	5,573
Ryder System, Inc.(b)	200	10,430
Waste Management, Inc.	2,400	89,904
		614,506
Communications — 0.7%
Ciena Corp.(a)(b)	2,000	8,180
Citizens Communications Co.	7,800	103,584
L-3 Communications Holdings, Inc.	400	32,680
Network Appliance, Inc.(a)	1,100	40,777
Qualcomm, Inc.	700	35,938
Tellabs, Inc.(a)	2,700	42,795
		263,954
Communications Equipment — 0.5%
Motorola, Inc.	8,300	177,205
Computer Integrated Systems Design — 0.4%
Autodesk, Inc.(a)	1,400	58,856
Computer Sciences Corp.(a)	1,600	93,680
Parametric Technology Corp.(a)	28	418
Teradyne, Inc.(a)(b)	600	10,116
		163,070
Computers & Information — 5.0%
Apple Computer, Inc.(a)(b)	4,700	330,833
Cisco Systems, Inc.(a)	28,400	594,980

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Dell, Inc.(a)(b)	100	$2,620
EMC Corp.(a)	7,600	102,676
International Business Machines Corp.	7,200	592,848
International Game Technology	1,400	53,102
Jabil Circuit, Inc.(a)	1,800	70,182
Lexmark International, Inc.(a)	300	14,610
Solectron Corp.(a)	20,900	83,600
		1,845,451
Computers & Office Equipment — 1.5%
Electronic Data Systems Corp.	100	2,708
Hewlett-Packard Co.	15,100	490,297
Pitney Bowes, Inc.	500	20,925
Xerox Corp.(a)(b)	2,800	39,312
		553,242
Containers — 0.3%
Ball Corp.	400	15,992
Pactiv Corp.(a)	2,200	53,548
Sealed Air Corp.	400	21,540
Temple-Inland, Inc.	600	27,864
		118,944
Cosmetics & Personal Care — 1.8%
Colgate-Palmolive Co.	200	11,824
The Estee Lauder Cos., Inc. Cl. A	400	14,848
Kimberly-Clark Corp.	1,200	70,236
The Procter & Gamble Co.	9,682	563,589
		660,497
Data Processing & Preparation — 0.7%
Affiliated Computer Services, Inc. Cl. A(a)	200	11,152
Automatic Data Processing, Inc.	1,700	74,936
First Data Corp.	2,300	109,687
Fiserv, Inc.(a)	600	27,048
IMS Health, Inc.	500	13,590
NCR Corp.(a)	600	23,640
		260,053
Electric Utilities — 2.8%
Ameren Corp.	300	15,111
American Electric Power Co., Inc.	2,800	93,688
CenterPoint Energy, Inc.	800	9,616
Consolidated Edison, Inc.(b)	1,100	47,432
Constellation Energy Group, Inc.	400	21,968

	Number of Shares	Market Value
Dominion Resources, Inc.(b)	800	$59,896
DTE Energy Co.	800	32,624
Duke Energy Corp.(b)	5,080	147,930
Edison International	2,200	88,902
Entergy Corp.	400	27,976
Exelon Corp.(b)	1,500	81,000
FirstEnergy Corp.	800	40,568
FPL Group, Inc.	1,000	39,600
NiSource, Inc.	400	8,444
PG&E Corp.	1,600	63,744
Pinnacle West Capital Corp.	300	12,030
PPL Corp.	900	26,136
Progress Energy, Inc.	1,100	47,080
Public Service Enterprise Group, Inc.	1,100	68,970
Southern Co.	1,600	51,568
TXU Corp.	1,100	54,593
		1,038,876
Electrical Equipment & Electronics — 5.8%
Advanced Micro Devices, Inc.(a)(b)	3,700	119,695
Altera Corp.(a)	1,100	24,024
Analog Devices, Inc.(b)	1,200	45,504
Broadcom Corp. Cl. A(a)	1,400	57,554
Emerson Electric Co.	1,400	118,930
Freescale Semiconductor, Inc. Cl. B(a)	3,235	102,452
General Electric Co.	27,800	961,602
Intel Corp.	7,300	145,854
Johnson Controls, Inc.	400	32,620
KLA-Tencor Corp.	600	28,896
LSI Logic Corp.(a)(b)	1,300	13,845
Micron Technology, Inc.(a)(b)	1,900	32,243
Molex, Inc.	400	14,848
National Semiconductor Corp.	1,200	35,976
Novellus Systems, Inc.(a)	3,800	93,860
Nvidia Corp.(a)	2,800	81,816
QLogic Corp.(a)	400	8,324
Rockwell Automation, Inc.	400	28,984
Sanmina-SCI Corp.(a)	1,700	8,823
Texas Instruments, Inc.	5,300	183,963
		2,139,813
Energy — 10.1%
Amerada Hess Corp.(b)	500	71,635
Anadarko Petroleum Corp.	700	73,374
Chesapeake Energy Corp.(b)	1,100	34,848
Chevron Corp.	4,339	264,766
ConocoPhillips	4,993	334,032

	Number of Shares	Market Value
Devon Energy Corp.	4,000	$240,440
Exxon Mobil Corp.	18,900	1,192,212
Kerr-McGee Corp.	1,032	103,056
KeySpan Corp.	500	20,190
Kinder Morgan, Inc.	400	35,208
Marathon Oil Corp.(b)	3,300	261,888
Murphy Oil Corp.	100	5,018
Nicor, Inc.(b)	900	35,649
Noble Corp.	100	7,894
Occidental Petroleum Corp.	2,600	267,124
Peoples Energy Corp.(b)	100	3,633
Schlumberger Ltd.(b)	5,400	373,356
Sempra Energy	1,800	82,836
Sunoco, Inc.	500	40,520
Transocean, Inc.	1,400	113,498
Valero Energy Corp.	1,900	123,006
Xcel Energy, Inc.	1,800	33,912
		3,718,095
Entertainment & Leisure — 1.0%
The Walt Disney Co.	13,400	374,664
Financial Services — 8.3%
American Express Co.	3,400	182,954
Ameriprise Financial, Inc.	760	37,270
Archstone-Smith Trust REIT	1,200	58,656
CIT Group, Inc.	1,600	86,416
Citigroup, Inc.	14,100	704,295
Countrywide Financial Corp.(b)	4,498	182,889
Federated Investors, Inc. Cl. B	200	7,020
Franklin Resources, Inc.	500	46,560
The Goldman Sachs Group, Inc.	2,300	368,667
Huntington Bancshares, Inc.	400	9,660
Janus Capital Group, Inc.(b)	3,400	66,164
Lehman Brothers Holdings, Inc.	1,900	287,185
Merrill Lynch & Co., Inc.	4,500	343,170
Morgan Stanley	5,600	360,080
PNC Financial Services Group, Inc.	1,600	114,352
The Charles Schwab Corp.	1,700	30,430
T. Rowe Price Group, Inc.	300	25,257
The Bear Stearns Companies, Inc.(b)	900	128,259
		3,039,284
Food Retailers — 0.5%
Starbucks Corp.(a)	3,300	122,991

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
SuperValu, Inc.	1,600	$46,416
		169,407
Foods — 2.1%
Archer-Daniels-Midland Co.	5,800	210,772
Campbell Soup Co.	700	22,498
ConAgra Foods, Inc.	2,200	49,896
General Mills, Inc.	2,800	138,152
Heinz (H. J.) Co.(b)	100	4,151
Kellogg Co.	100	4,631
The Kroger Co.(a)	9,400	190,444
McCormick & Co., Inc.	400	13,932
Safeway, Inc.	3,900	98,007
Sara Lee Corp.	2,000	35,740
Sysco Corp.	100	2,989
		771,212
Forest Products & Paper — 0.1%
Plum Creek Timber Co., Inc.	100	3,630
Weyerhaeuser Co.	400	28,188
		31,818
Healthcare — 1.2%
Caremark Rx, Inc.(a)	900	40,995
Coventry Health Care, Inc.(a)	500	24,835
Express Scripts, Inc.(a)	1,500	117,210
HCA, Inc.	1,300	57,057
Health Management Associates, Inc. Cl. A	100	2,071
Humana, Inc.(a)	400	18,072
Laboratory Corp. of America Holdings(a)	300	17,130
Manor Care, Inc.	300	13,155
UnitedHealth Group, Inc.	2,800	139,272
		429,797
Home Construction, Furnishings & Appliances — 0.4%
Harman International Industries, Inc.	200	17,598
Leggett & Platt, Inc.	400	10,612
Lennar Corp. Cl. A	600	32,958
Whirlpool Corp.	1,000	89,750
		150,918
Household Products — 0.9%
The Clorox Co.	100	6,418
Corning, Inc.(a)(b)	4,700	129,861
Fortune Brands, Inc.	300	24,090
Newell Rubbermaid, Inc.	2,100	57,582
Snap-on, Inc.(b)	200	8,300
The Stanley Works	300	15,675
The Black & Decker Corp.	300	28,083

	Number of Shares	Market Value
The Sherwin-Williams Co.	1,000	$50,940
		320,949
Industrial – Diversified — 0.8%
3M Co.	100	8,543
Cooper Industries Ltd. Cl. A	300	27,435
Danaher Corp.	700	44,877
Eaton Corp.	300	22,995
Illinois Tool Works, Inc.	24	2,465
ITT Industries, Inc.	600	33,738
Tyco International Ltd.	6,531	172,092
		312,145
Information Retrieval Services — 0.7%
Google, Inc. Cl. A(a)	600	250,764
Insurance — 6.9%
ACE Ltd.	2,700	149,958
Aetna, Inc.	1,800	69,300
AFLAC, Inc.	900	42,786
Allstate Corp.	3,600	203,364
Ambac Financial Group, Inc.	300	24,708
American International Group, Inc.	7,200	469,800
Aon Corp.	1,800	75,438
Chubb Corp.	2,000	103,080
Cigna Corp.	1,100	117,700
Cincinnati Financial Corp.	446	19,017
Genworth Financial, Inc. Cl. A	2,100	69,720
The Hartford Financial Services Group, Inc.	900	82,737
Lincoln National Corp.	1,649	95,774
Loews Corp.	100	10,615
Marsh & McLennan Cos., Inc.	1,600	49,072
MBIA, Inc.(b)	400	23,852
Metlife, Inc.(b)	4,200	218,820
MGIC Investment Corp.	500	35,350
Principal Financial Group, Inc.	2,200	112,882
Progressive Corp.	500	54,265
Prudential Financial, Inc.	2,600	203,138
Safeco Corp.	400	20,760
St. Paul Travelers Cos.	1,957	86,167
Torchmark Corp.	300	18,033
UnumProvident Corp.(b)	1,600	32,496
WellPoint, Inc.(a)	2,100	149,100
		2,537,932
Lodging — 0.0%
Marriott International, Inc. Cl. A	100	7,307

	Number of Shares	Market Value
Machinery & Components — 1.4%
Baker Hughes, Inc.	1,000	$80,830
Caterpillar, Inc.	2,200	166,628
Cummins, Inc.	800	83,600
Dover Corp.	600	29,850
Ingersoll-Rand Co. Cl. A	1,100	48,125
Parker Hannifin Corp.	1,100	89,155
		498,188
Manufacturing — 0.3%
Applied Materials, Inc.(b)	5,300	95,135
Avery Dennison Corp.	200	12,500
Millipore Corp.(a)(b)	200	14,756
		122,391
Medical Supplies — 1.5%
Agilent Technologies, Inc.(a)	3,700	142,154
Allergan, Inc.(b)	300	30,816
Applera Corp. - Applied Biosystems Group	1,300	37,492
Bausch & Lomb, Inc.(b)	200	9,790
Baxter International, Inc.	1,400	52,780
Becton, Dickinson & Co.	2,600	163,904
Fisher Scientific International, Inc.(a)(b)	500	35,275
Medtronic, Inc.	700	35,084
St. Jude Medical, Inc.(a)	100	3,948
Thermo Electron Corp.(a)	300	11,562
Waters Corp.(a)(b)	700	31,724
		554,529
Metals & Mining — 0.9%
Allegheny Technologies, Inc.	200	13,868
Freeport-McMoRan Copper & Gold, Inc. Cl. B	1,600	103,328
Newmont Mining Corp.	200	11,672
Nucor Corp.(b)	1,300	141,466
Phelps Dodge Corp.	400	34,476
United States Steel Corp.(b)	200	13,700
		318,510
Pharmaceuticals — 8.0%
Abbott Laboratories	5,400	230,796
AmerisourceBergen Corp.	1,600	69,040
Amgen, Inc.(a)	4,200	284,340
Biogen Idec, Inc.(a)	1,200	53,820
Bristol-Myers Squibb Co.(b)	4,300	109,134
Cardinal Health, Inc.	1,200	80,820
Eli Lilly & Co.	600	31,752
Genzyme Corp.(a)	600	36,696
Hospira, Inc.(a)	350	13,493
Johnson & Johnson	7,100	416,131
King Pharmaceuticals, Inc.(a)(b)	900	15,651

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
McKesson Corp.	2,300	$111,757
Medco Health Solutions, Inc.(a)	1,000	53,230
Merck & Co., Inc.	12,600	433,692
Mylan Laboratories, Inc.	4,400	96,096
Pfizer, Inc.	26,100	661,113
Schering-Plough Corp.	100	1,932
Watson Pharmaceutical, Inc.(a)	400	11,376
Wyeth	4,700	228,749
		2,939,618
Photography Equipment/Supplies — 0.1%
Eastman Kodak Co.	1,100	29,656
Prepackaged Software — 3.2%
Adobe Systems, Inc.(a)	1,800	70,560
BMC Software, Inc.(a)	3,800	81,852
CA, Inc.	1,406	35,656
Citrix Systems, Inc.(a)	2,100	83,832
Compuware Corp.(a)	1,200	9,216
Intuit, Inc.(a)	600	32,502
Microsoft Corp.(b)	27,600	666,540
Novell, Inc.(a)	1,300	10,686
Oracle Corp.(a)(b)	11,683	170,455
		1,161,299
Real Estate — 0.4%
Equity Office Properties Trust	1,200	38,760
Equity Residential REIT	800	35,896
ProLogis	700	35,154
Simon Property Group, Inc. REIT(b)	400	32,752
		142,562
Restaurants — 0.8%
Darden Restaurants, Inc.	1,100	43,560
McDonald's Corp.	5,500	190,135
Wendy's International, Inc.	300	18,534
Yum! Brands, Inc.	1,000	51,680
		303,909
Retail — 3.6%
AutoZone, Inc.(a)	200	18,722
Best Buy Co., Inc.	1,900	107,654
Circuit City Stores, Inc.	700	20,125
Costco Wholesale Corp.	2,100	114,303
Federated Department Stores, Inc.	1,186	92,330
The Home Depot, Inc.	2,100	83,853
J.C. Penney Co., Inc.	2,100	137,466
Lowe's Companies, Inc.	3,500	220,675
Office Depot, Inc.(a)	2,600	105,508
OfficeMax, Inc.	300	11,610

	Number of Shares	Market Value
Sears Holdings Corp.(a)	800	$114,952
Staples, Inc.	50	1,321
The TJX Cos., Inc.	2,000	48,260
Walgreen Co.	200	8,386
Wal-Mart Stores, Inc.(b)	4,900	220,647
		1,305,812
Retail – Grocery — 0.1%
Albertson's, Inc.(b)	1,800	45,594
Telephone Utilities — 3.2%
AT&T, Inc.	19,607	513,899
BellSouth Corp.	5,700	192,546
CenturyTel, Inc.	500	18,850
Qwest Communications International, Inc.(a)(b)	12,800	85,888
Sprint Nextel Corp.	9,361	232,153
Verizon Communications, Inc.	3,500	115,605
		1,158,941
Tobacco — 1.5%
Altria Group, Inc.	5,800	424,328
Reynolds American, Inc.(b)	1,000	109,650
UST, Inc.(b)	100	4,393
		538,371
Toys, Games — 0.1%
Hasbro, Inc.	800	15,768
Mattel, Inc.	900	14,562
		30,330
Transportation — 1.6%
Burlington Northern Santa Fe Corp.	1,400	111,342
Carnival Corp.(b)	100	4,682
CSX Corp.	500	34,245
FedEx Corp.	1,100	126,643
Norfolk Southern Corp.	2,900	156,600
Union Pacific Corp.	900	82,089
United Parcel Service, Inc. Cl. B	900	72,963
		588,564
Travel — 0.1%
Sabre Holdings Corp. Cl. A	1,500	34,635
TOTAL EQUITIES (Cost $33,615,351)		36,348,745

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 14.6%
Cash Equivalents — 13.8%(c)
Abbey National PLC Eurodollar Time Deposit 4.770% 05/03/2006	$121,368	$121,368
ABN Amro Bank NV Eurodollar Time Deposit 4.920% 05/30/2006	121,380	121,380
Banco Santander Central Hispano SA Commercial Paper 4.771% 05/02/2006	56,644	56,644
Banco Santander Central Hispano SA Commercial Paper 4.772% 05/03/2006	80,920	80,920
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 4.950% 06/20/2006	48,552	48,552
Bank of America 4.770% 05/16/2006	62,264	62,264
Bank of America 4.970% 06/19/2006	72,828	72,828
Bank of Montreal Eurodollar Time Deposit 4.770% 05/02/2006	80,920	80,920
Bank of Nova Scotia Eurodollar Time Deposit 4.790% 05/10/2006	121,380	121,380
Bank of Nova Scotia Eurodollar Time Deposit 4.800% 05/11/2006	80,920	80,920
Barclays EurodollarTime Deposit 4.770% 05/16/2006	137,564	137,564
Barclays Eurodollar Time Deposit 4.790% 05/10/2006	48,552	48,552
BNP Paribas Eurodollar Time Deposit 4.760% 05/02/2006	64,736	64,736
BNP Paribas Eurodollar Time Deposit 4.820% 05/05/2006	121,380	121,380
Branch Banker & Trust Eurodollar Time Deposit 4.850% 05/19/2006	121,380	121,380
Calyon Eurodollar Time Deposit 4.740% 05/09/2006	121,380	121,380

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Calyon Eurodollar Time Deposit 4.910% 06/02/2006	$121,380	$121,380
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.970% 06/23/2006	80,920	80,920
Deutsche Bank Eurodollar Time Deposit 4.760% 05/01/2006	121,380	121,380
Dexia Group Eurodollar Time Deposit 4.755% 05/05/2006	80,920	80,920
Dexia Group Eurodollar Time Deposit 4.775% 05/04/2006	40,460	40,460
Federal Home Loan Bank Discount Note 4.668% 05/02/2006	39,250	39,250
First Tennessee National Corporation Eurodollar Time Deposit 4.950% 06/19/2006	80,920	80,920
Fortis Bank Eurodollar Time Deposit 4.770% 05/01/2006	32,368	32,368
Fortis Bank Eurodollar Time Deposit 4.830% 05/08/2006	40,460	40,460
Fortis Bank Eurodollar Time Deposit 4.840% 05/12/2006	121,380	121,380
Fortis Bank Eurodollar Time Deposit 4.970% 06/22/2006	40,460	40,460
Freddie Mac Discount Note 4.711% 05/03/2006	14,204	14,204
General Electric Capital Corp. Commercial Paper 4.727% 05/09/2006	160,574	160,574
Harris NA Eurodollar Time Deposit 4.900% 05/23/2006	80,920	80,920
HBOS Halifax Bank of Scotland Certificate of Deposit 4.789% 07/10/2006	80,920	80,920
Lloyds TSB Bank Eurodollar Time Deposit 4.810% 05/11/2006	137,564	137,564
Marshall & Ilsley Bank Eurodollar Time Deposit 4.990% 06/23/2006	64,736	64,736

	Principal Amount	Market Value
Nordea Bank Finland PLC Eurodollar Time Deposit 4.970% 05/30/2006	$153,748	$153,748
Rabobank Nederland Eurodollar Time Deposit 4.820% 05/01/2006	137,564	137,564
Rabobank Nederland Eurodollar Time Deposit 4.920% 06/12/2006	121,380	121,380
Royal Bank of Canada Eurodollar Time Deposit 4.765% 05/01/2006	161,840	161,840
Royal Bank of Canada Eurodollar Time Deposit 4.990% 06/27/2006	152,129	152,129
Royal Bank of Scotland Eurodollar Time Deposit 4.760% 05/08/2006	121,380	121,380
Royal Bank of Scotland Eurodollar Time Deposit 4.810% 05/09/2006	56,644	56,644
Royal Bank of Scotland Eurodollar Time Deposit 4.870% 05/12/2006	105,196	105,196
Societe Generale Eurodollar Time Deposit 4.700% 05/05/2006	40,460	40,460
Societe Generale Eurodollar Time Deposit 4.780% 05/04/2006	161,840	161,840
Societe Generale Eurodollar Time Deposit 4.790% 05/10/2006	56,644	56,644
Standard Chartered Bank Eurodollar Time Deposit 5.000% 06/27/2006	80,920	80,920
Svenska Handlesbanken Eurodollar Time Deposit 4.820% 05/01/2006	319,095	319,095
The Bank of the West Eurodollar Time Deposit 4.940% 06/16/2006	105,196	105,196
UBS AG Eurodollar Time Deposit 4.940% 06/16/2006	161,840	161,840
UBS AG Eurodollar Time Deposit 4.950% 06/20/2006	64,736	64,736
Wells Fargo Eurodollar Time Deposit 4.860% 05/12/2006	121,380	121,380
Wells Fargo Eurodollar Time Deposit 4.870% 05/11/2006	40,460	40,460

	Principal Amount	Market Value
Wells Fargo Eurodollar Time Deposit 4.900% 05/15/2006	$80,920	$80,920
		5,044,356
Repurchase Agreements — 0.8%
Investors Bank & Trust Company Repurchase Agreement, dated 4/28/06, 3.23%, due 5/01/2006(d)	280,152	280,152
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		5,324,508
TOTAL INVESTMENTS — 113.8% (Cost $38,939,859)(e)		41,673,253
Other Assets/ (Liabilities) — (13.8%)		(5,039,990)
NET ASSETS — 100.0%		$36,633,263

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan. (Note 2).

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $280,228. Collateralized by a US Government Obligation with a rate of 7.125%, maturity date of 02/25/2024, and an aggregate market value, including accrued interest, of $294,160.

(e)  See Note 6 for aggregate cost for the Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments

April 30, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 99.5%
COMMON STOCK
Advertising — 0.1%
Monster Worldwide, Inc.(a)	1,600	$91,840
Omnicom Group, Inc.	4,500	405,045
		496,885
Aerospace & Defense — 3.8%
AAR Corp.(a)	500	13,340
Alliant Techsystems, Inc.(a)(b)	1,800	143,982
Armor Holdings, Inc.(a)	1,400	85,498
BE Aerospace, Inc.(a)	100	2,603
Boeing Co.	41,800	3,488,210
General Dynamics Corp.	27,200	1,784,864
Honeywell International, Inc.	18,900	803,250
Lockheed Martin Corp.	27,400	2,079,660
Northrop Grumman Corp.	28,700	1,920,030
Raytheon Co.	39,800	1,761,946
United Technologies Corp.	17,700	1,111,737
		13,195,120
Air Transportation — 0.2%
AMR Corp.(a)(b)	8,800	216,832
Continental Airlines, Inc. Cl. B(a)(b)	3,600	93,744
Southwest Airlines Co.	12,400	201,128
US Airways Group, Inc.(a)(b)	1,600	69,216
		580,920
Apparel, Textiles & Shoes — 1.1%
AnnTaylor Stores Corp.(a)	1,800	67,194
Brown Shoe Co., Inc.	900	34,227
Charming Shoppes, Inc.(a)	3,500	48,125
Childrens Place(a)	200	12,356
Claire's Stores, Inc.	3,200	112,704
Coach, Inc.(a)	22,400	739,648
Dress Barn, Inc.(a)	1,400	35,406
The Gap, Inc.	57,500	1,040,175
Guess ?, Inc.(a)	800	31,704
Jones Apparel Group, Inc.	1,000	34,350
Kellwood Co.	500	16,020
Limited Brands	4,500	115,380
Liz Claiborne, Inc.	1,800	70,290
Nordstrom, Inc.	34,500	1,322,385
Payless ShoeSource, Inc.(a)(b)	800	18,376
Phillips-Van Heusen Corp.	400	16,080
Polo Ralph Lauren Corp.	1,100	66,792
Talbots, Inc.	1,000	23,720
Timberland Co. Cl. A(a)	2,300	78,315
Too, Inc.(a)	1,800	69,156
		3,952,403

	Number of Shares	Market Value
Automotive & Parts — 0.2%
A.O. Smith Corp.	700	$33,194
Autoliv, Inc.	1,400	77,420
AutoNation, Inc.(a)	5,887	132,575
Ford Motor Co.(b)	4,200	29,190
Group 1 Automotive, Inc.	700	38,206
Harley-Davidson, Inc.	6,900	350,796
TRW Automotive Holdings Corp.(a)	500	11,090
		672,471
Banking, Savings & Loans — 10.1%
Astoria Financial Corp.	4,850	151,902
Bank of America Corp.	155,883	7,781,679
Bank of New York Co., Inc.	28,300	994,745
BB&T Corp.	15,000	644,100
Capital One Financial Corp.	10,739	930,427
Comerica, Inc.	4,200	238,854
Fannie Mae	10,600	536,360
Freddie Mac	14,000	854,840
Golden West Financial Corp.	4,800	344,976
Hudson City Bancorp, Inc.	6,300	84,483
JP Morgan Chase & Co.	108,000	4,901,040
KeyCorp	21,600	825,552
M&T Bank Corp.	5,300	632,820
Mellon Financial Corp.	32,400	1,219,212
National City Corp.	35,200	1,298,880
North Fork Bancorporation, Inc.	1,900	57,247
Northern Trust Corp.	4,000	235,560
Regions Financial Corp.	10,700	390,657
State Street Corp.	13,200	862,224
SunTrust Banks, Inc.	13,000	1,005,290
SVB Financial Group(a)	800	40,616
TCF Financial Corp.(b)	2,500	67,150
U.S. Bancorp	100,300	3,153,432
UnionBanCal Corp.	4,300	301,387
Wachovia Corp.	66,300	3,968,055
Washington Mutual, Inc.	29,721	1,339,228
Webster Financial Corp.	1,100	51,645
Wells Fargo & Co.	39,300	2,699,517
		35,611,878
Beverages — 1.3%
The Coca-Cola Co.	48,900	2,051,844
The Pepsi Bottling Group, Inc.	8,300	266,430
PepsiCo, Inc.	40,400	2,352,896
		4,671,170

	Number of Shares	Market Value
Broadcasting, Publishing & Printing — 1.6%
American Greetings Corp. Cl. A(b)	2,400	$54,048
CBS Corp. Cl. B(b)	28,750	732,262
Clear Channel Communications, Inc.	49,700	1,417,941
Gannett Co., Inc.	18,000	990,000
The McGraw-Hill Companies, Inc.	20,300	1,129,898
Time Warner, Inc.	37,300	649,020
UnivisionCommunications, Inc. Cl. A(a)	1,400	49,966
Viacom, Inc. Cl. B(a)	16,150	643,254
		5,666,389
Building Materials & Construction — 0.5%
Eagle Materials, Inc.	900	59,625
Emcor Group, Inc.(a)	700	35,035
Granite Construction, Inc.	1,500	69,540
Louisiana-Pacific Corp.	3,600	99,288
Masco Corp.	39,500	1,260,050
USG Corp.(a)(b)	2,600	278,122
Vulcan Materials Co.	1,300	110,448
		1,912,108
Chemicals — 1.1%
Agrium, Inc.	2,300	59,386
Dow Chemical Co.	41,100	1,669,071
Du Pont (E.I.) de Nemours & Co.	12,500	551,250
W.R. Grace & Co.(a)	1,100	17,259
NewMarket Corp.	600	30,510
PPG Industries, Inc.	10,600	711,472
Rohm & Haas Co.	16,100	814,660
The Scotts Miracle-Gro Co.	300	13,278
Tronox, Inc. Cl. B(a)	2,279	39,427
		3,906,313
Commercial Services — 1.2%
Administaff, Inc.	1,100	63,525
Allied Waste Industries, Inc.(a)(b)	4,400	62,304
Cendant Corp.	63,500	1,106,805
The Corporate Executive Board Co.	300	32,139
Dun & Bradstreet Corp.(a)	1,100	84,722
Global Payments, Inc.	2,200	104,346
Manpower, Inc.	2,800	182,420
Moody's Corp.	2,600	161,226
Paychex, Inc.	9,800	395,822
PHH Corp.(a)	2,110	58,827
Quanta Services, Inc.(a)(b)	4,400	71,368

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Quest Diagnostics	10,800	$601,884
Rent-A-Center, Inc.(a)	700	19,334
Republic Services, Inc.	2,800	123,228
Robert Half International, Inc.	3,400	143,718
Ryder System, Inc.(b)	1,300	67,795
Sotheby's Holdings, Inc. Cl. A(a)	600	17,994
United Rentals, Inc.(a)(b)	2,500	89,175
URS Corp.(a)	2,500	107,675
Waste Connections, Inc.(a)	500	19,250
Waste Management, Inc.	19,100	715,486
		4,229,043
Communications — 0.7%
Avaya, Inc.(a)	7,400	88,800
Citizens Communications Co.	8,300	110,224
Lucent Technologies, Inc.(a)	102,100	284,859
Polycom, Inc.(a)	4,000	88,000
Qualcomm, Inc.	35,700	1,832,838
Tellabs, Inc.(a)	6,200	98,270
		2,502,991
Communications Equipment — 0.8%
Motorola, Inc.	132,000	2,818,200
Computer Integrated Systems Design — 0.4%
Autodesk, Inc.(a)	5,100	214,404
Cadence Design Systems, Inc.(a)(b)	6,700	126,831
Computer Sciences Corp.(a)	9,500	556,225
Digital Insight Corp.(a)	900	31,041
Parametric Technology Corp.(a)	4,040	60,358
Synopsys, Inc.(a)	11,500	251,045
Websense, Inc.(a)	900	22,374
		1,262,278
Computer Programming Services — 0.0%
Ceridian Corp.(a)	4,000	96,920
Computer Related Services — 0.1%
CACI International, Inc. Cl. A(a)	1,100	68,794
Checkfree Corp.(a)(b)	200	10,774
EarthLink, Inc.(a)	10,200	92,718
		172,286
Computers & Information — 3.9%
Apple Computer, Inc.(a)	13,800	971,382
Cisco Systems, Inc.(a)	197,700	4,141,815
Dell, Inc.(a)	119,100	3,120,420
EMC Corp.(a)	108,600	1,467,186
Foundry Networks, Inc.(a)	2,000	28,420
International Business Machines Corp.	32,000	2,634,880

	Number of Shares	Market Value
International Game Technology	16,000	$606,880
Komag, Inc.(a)(b)	2,100	88,284
Palm Inc.(a)(b)	4,000	90,400
Solectron Corp.(a)	41,800	167,200
Tech Data Corp.(a)	1,500	55,080
Western Digital Corp.(a)	15,400	324,016
		13,695,963
Computers & Office Equipment — 1.4%
Hewlett-Packard Co.	117,700	3,821,719
Xerox Corp.(a)	78,700	1,104,948
		4,926,667
Containers — 0.1%
Pactiv Corp.(a)	3,800	92,492
Sealed Air Corp.(b)	600	32,310
Temple-Inland, Inc.	2,500	116,100
		240,902
Cosmetics & Personal Care — 1.2%
Avon Products, Inc.	1,400	45,654
Colgate-Palmolive Co.	12,300	727,176
The Procter & Gamble Co.	58,392	3,398,998
		4,171,828
Data Processing & Preparation — 0.8%
Affiliated Computer Services, Inc. Cl. A(a)	1,000	55,760
CSG Systems International, Inc.(a)	300	7,584
First Data Corp.	50,200	2,394,038
Fiserv, Inc.(a)	4,600	207,368
NCR Corp.(a)	5,900	232,460
		2,897,210
Education — 0.0%
Career Education Corp.(a)(b)	2,600	95,862
Electric Utilities — 1.2%
Alliant Energy Corp.	1,400	44,744
American Electric Power Co., Inc.	14,300	478,478
CenterPoint Energy, Inc.	5,100	61,302
Constellation Energy Group, Inc.	4,900	269,108
Duke Energy Corp.	6,400	186,368
Edison International	21,300	860,733
FirstEnergy Corp.	10,700	542,597
PG&E Corp.	30,300	1,207,152
Progress Energy, Inc.	4,800	205,440
TXU Corp.	3,600	178,668
		4,034,590

	Number of Shares	Market Value
Electrical Equipment & Electronics — 8.1%
Acuity Brands, Inc.	900	$37,152
Advanced Micro Devices, Inc.(a)(b)	47,301	1,530,187
American Science & Engineering, Inc.(a)	200	17,142
Analog Devices, Inc.(b)	27,000	1,023,840
Arrow Electronics, Inc.(a)	5,000	181,000
Atmel Corp.(a)	10,100	52,924
Avnet, Inc.(a)	4,000	104,600
Broadcom Corp. Cl. A(a)	1,600	65,776
Cymer, Inc.(a)(b)	1,700	87,873
Emerson Electric Co.	16,600	1,410,170
Energizer Holdings, Inc.(a)(b)	800	40,920
Freescale Semiconductor, Inc. Cl. B(a)	45,200	1,431,484
General Electric Co.	241,900	8,367,321
Intel Corp.	245,000	4,895,100
Intersil Corp. Cl. A	6,400	189,504
Johnson Controls, Inc.	17,500	1,427,125
KLA-Tencor Corp.	5,200	250,432
LSI Logic Corp.(a)(b)	19,100	203,415
MEMC Electronic Materials, Inc.(a)	2,100	85,260
Micrel, Inc.(a)	3,100	39,804
Microchip Technology, Inc.	2,800	104,328
Micron Technology, Inc.(a)(b)	40,800	692,376
National Semiconductor Corp.	8,600	257,828
Nvidia Corp.(a)(b)	30,400	888,288
OmniVision Technologies, Inc.(a)(b)	3,700	107,596
ON Semiconductor Corp.(a)	6,800	48,756
Plexus Corp.(a)	900	39,204
QLogic Corp.(a)	5,600	116,536
Rockwell Automation, Inc.	15,900	1,152,114
Sanmina-SCI Corp.(a)	18,600	96,534
Teleflex, Inc.	800	52,192
Texas Instruments, Inc.	95,100	3,300,921
Thomas & Betts Corp.(a)	1,200	68,340
Wesco International, Inc.(a)	800	60,000
Zoran Corp.(a)	1,000	27,440
		28,453,482
Energy — 12.6%
Amerada Hess Corp.(b)	7,800	1,117,506
Anadarko Petroleum Corp.	18,600	1,949,652
Apache Corp.(b)	22,400	1,591,520
Chevron Corp.	86,210	5,260,534
Cimarex Energy Co.	2,300	98,785

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Comstock Resources, Inc.(a)	1,800	$55,944
ConocoPhillips	75,739	5,066,939
Devon Energy Corp.	33,000	1,983,630
EOG Resources, Inc.(b)	22,600	1,587,198
Exxon Mobil Corp.	192,700	12,155,516
Frontier Oil Corp.	1,700	102,901
Grey Wolf, Inc.(a)	2,600	20,280
KCS Energy, Inc.(a)	1,000	29,350
Kerr-McGee Corp.	14,403	1,438,284
Marathon Oil Corp.	25,000	1,984,000
Occidental Petroleum Corp.	25,724	2,642,884
Oneok, Inc.	3,200	105,632
Paramount Resources, Ltd. Cl. A	21,500	795,765
Pogo Producing Co.	1,900	94,411
Remington Oil & Gas Corp.(a)	1,500	65,415
Schlumberger Ltd.(b)	14,100	974,874
St. Mary Land & Exploration Co.	1,300	54,808
Sunoco, Inc.	17,300	1,401,992
Swift Energy Co.(a)	1,500	63,540
Talisman Energy, Inc.	6,300	353,914
Tesoro Corp.	2,900	202,768
Transocean, Inc.	9,200	745,844
TUSK Energy Corp.	9,700	33,227
UGI Corp.	2,200	49,280
Valero Energy Corp.	31,094	2,013,026
Veritas DGC, Inc.(a)	900	43,128
W&T Offshore, Inc.	1,600	68,304
		44,150,851
Entertainment & Leisure — 0.8%
Live Nation, Inc.(a)	3,212	61,028
News Corp., Inc. Cl. A	34,000	583,440
Pinnacle Entertainment, Inc.(a)	400	10,920
The Walt Disney Co.	80,500	2,250,780
		2,906,168
Financial Services — 7.4%
Accredited Home Lenders Holding Co.(a)(b)	1,300	75,127
American Capital Strategies, Ltd.	3,100	107,942
American Express Co.	25,000	1,345,250
AmeriCredit Corp.(a)	7,600	230,128
Ameriprise Financial, Inc.	12,880	631,635
CIT Group, Inc.	19,800	1,069,398
Citigroup, Inc.	136,000	6,793,200
Countrywide Financial Corp.	21,100	857,926
The Goldman Sachs Group, Inc.	20,000	3,205,800

	Number of Shares	Market Value
Huntington Bancshares, Inc.	4,600	$111,090
International Securities Exchange, Inc.	800	35,160
Janus Capital Group, Inc.	4,200	81,732
Knight Capital Group, Inc. Cl. A(a)	1,100	18,436
Lehman Brothers Holdings, Inc.	16,100	2,433,515
Merrill Lynch & Co., Inc.	45,200	3,446,952
Morgan Stanley	42,000	2,700,600
PNC Financial Services Group, Inc.	7,200	514,584
Raymond James Financial, Inc.	1,700	51,595
The Charles Schwab Corp.	55,000	984,500
T. Rowe Price Group, Inc.	700	58,933
TD Ameritrade Holding Corp.(a)	700	12,992
The Bear Stearns Companies, Inc.	8,800	1,254,088
		26,020,583
Food Retailers — 0.1%
Starbucks Corp.(a)	4,800	178,896
SuperValu, Inc.	2,500	72,525
The Pantry, Inc.(a)	600	39,714
		291,135
Foods — 1.4%
Archer-Daniels-Midland Co.	2,500	90,850
Campbell Soup Co.	15,400	494,956
ConAgra Foods, Inc.	31,000	703,080
Dean Foods Co.(a)	3,300	130,713
Del Monte Foods Co.	4,800	55,968
General Mills, Inc.	9,500	468,730
Heinz (H. J.) Co.	5,200	215,852
The Kroger Co.(a)	61,900	1,254,094
Performance Food Group Co.(a)(b)	400	12,280
Safeway, Inc.(b)	50,300	1,264,039
Sara Lee Corp.	18,300	327,021
Wm. Wrigley Jr. Co.	100	4,707
Wm. Wrigley Jr. Co. Cl. B	25	1,177
		5,023,467
Forest Products & Paper — 0.0%
MeadWestvaco Corp.	1,900	54,169
Healthcare — 2.1%
Caremark Rx, Inc.(a)	33,300	1,516,815
Express Scripts, Inc.(a)	11,800	922,052
Genesis HealthCare Corp.(a)(b)	300	14,181
HCA, Inc.	30,100	1,321,089
Health Net, Inc.(a)	2,200	89,540

	Number of Shares	Market Value
Humana, Inc.(a)	4,700	$212,346
Laboratory Corp. of America Holdings(a)	2,300	131,330
Manor Care, Inc.	1,600	70,160
Pediatrix Medical Group, Inc.(a)	3,000	151,860
Sierra Health Services, Inc.(a)	3,600	141,156
Sunrise Senior Living, Inc.(a)(b)	1,900	70,680
UnitedHealth Group, Inc.	54,140	2,692,924
		7,334,133
Heavy Machinery — 0.0%
Bucyrus International, Inc. Cl. A	300	15,573
The Manitowoc Co., Inc.	1,100	54,549
The Toro Co.	1,400	69,230
		139,352
Home Construction, Furnishings & Appliances — 0.1%
Champion Enterprises, Inc.(a)	1,100	16,786
Ethan Allen Interiors, Inc.	800	35,912
Furniture Brands International, Inc.(b)	1,500	34,500
Leggett & Platt, Inc.	1,600	42,448
Select Comfort Corp.(a)	400	15,984
Walter Industries, Inc.	800	53,064
Whirlpool Corp.	1,400	125,650
		324,344
Household Products — 0.0%
Corning, Inc.(a)	3,400	93,942
Industrial – Diversified — 1.6%
3M Co.	28,300	2,417,669
Danaher Corp.	8,100	519,291
Eaton Corp.	6,300	482,895
Illinois Tool Works, Inc.(b)	11,500	1,181,050
ITT Industries, Inc.	2,000	112,460
SPX Corp.	3,400	186,150
Tyco International Ltd.	24,000	632,400
		5,531,915
Information Retrieval Services — 0.4%
Digital River, Inc.(a)(b)	1,900	82,726
Google, Inc. Cl. A(a)	3,300	1,379,202
		1,461,928
Insurance — 8.0%
ACE Ltd.	13,200	733,128
Aetna, Inc.	29,900	1,151,150
AFLAC, Inc.	12,500	594,250

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Allstate Corp.	43,600	$2,462,964
American International Group, Inc.	67,400	4,397,850
AmerUs Group Co.(b)	2,300	134,895
Aon Corp.	28,200	1,181,862
Assurant, Inc.	2,400	115,608
W.R. Berkley Corp.	2,100	78,582
Chubb Corp.	23,600	1,216,344
Cigna Corp.	14,000	1,498,000
Fidelity National Financial, Inc.	4,300	180,514
Fidelity National Title Group, Inc. Cl. A(b)	1,085	23,501
Genworth Financial, Inc. Cl. A	36,200	1,201,840
The Hanover Insurance Group, Inc.	1,800	95,220
The Hartford Financial Services Group, Inc.	19,200	1,765,056
Landamerica Financial Group, Inc.	1,200	83,256
Lincoln National Corp.	3,189	185,217
Loews Corp.	2,600	275,990
MBIA, Inc.	3,300	196,779
Metlife, Inc.	28,400	1,479,640
MGIC Investment Corp.	1,900	134,330
Old Republic International Corp.	3,500	77,875
The Phoenix Companies, Inc.	400	6,076
The PMI Group, Inc.	2,300	106,145
Principal Financial Group, Inc.	29,400	1,508,514
Progressive Corp.	6,900	748,857
Protective Life Corp.	1,100	55,440
Prudential Financial, Inc.	25,100	1,961,063
Radian Group, Inc.	3,100	194,432
St. Paul Travelers Cos.	43,600	1,919,708
StanCorp Financial Group, Inc.	2,200	108,548
WellPoint, Inc.(a)	30,734	2,182,114
Zenith National Insurance Corp.	1,100	48,532
		28,103,280
Internet Content — 0.1%
BEA Systems, Inc.(a)	16,600	219,950
Lodging — 0.1%
Choice Hotels International, Inc.	1,200	64,236
MGM Mirage(a)(b)	3,800	170,620
Vail Resorts, Inc.(a)	900	33,840
		268,696

	Number of Shares	Market Value
Machinery & Components — 0.7%
Caterpillar, Inc.	15,600	$1,181,544
Cummins, Inc.	700	73,150
Flowserve Corp.(a)	3,300	189,816
Ingersoll-Rand Co. Cl. A	19,700	861,875
Kaydon Corp.(b)	800	34,352
Lone Star Technologies, Inc.(a)	1,200	63,612
Parker Hannifin Corp.	1,700	137,785
		2,542,134
Manufacturing — 0.5%
Applied Materials, Inc.(b)	84,700	1,520,365
Lam Research Corp.(a)(b)	4,600	224,848
		1,745,213
Medical Supplies — 1.5%
Agilent Technologies, Inc.(a)	35,100	1,348,542
Allergan, Inc.(b)	8,800	903,936
Applera Corp. - Applied Biosystems Group	7,300	210,532
Becton, Dickinson & Co.	20,200	1,273,408
Biomet, Inc.	3,000	111,540
Boston Scientific Corp.(a)(b)	33,891	787,627
DJ Orthopedics, Inc.(a)	500	19,880
Henry Schein, Inc.(a)	2,100	97,902
Medtronic, Inc.	2,800	140,336
Mentor Corp.	1,100	47,663
Mettler-Toledo International, Inc.(a)	300	19,440
Stryker Corp.(b)	5,100	223,125
Techne Corp.(a)	1,300	73,658
Thermo Electron Corp.(a)	2,400	92,496
Waters Corp.(a)	900	40,788
		5,390,873
Metals & Mining — 1.8%
AK Steel Holding Corp.(a)	8,900	132,699
Canadian Natural Resources Ltd.	8,100	484,292
Carpenter Technology	1,500	178,425
Chaparral Steel Co.(a)	500	31,560
Commercial Metals Co.	1,500	81,600
CommScope, Inc.(a)(b)	1,200	39,660
Foundation Coal Holdings, Inc.	1,600	81,120
Freeport-McMoRan Copper & Gold, Inc. Cl. B	21,700	1,401,386
General Cable Corp.(a)	600	18,942
NCI Building Systems, Inc.(a)	600	38,994
NS Group, Inc.(a)	1,400	70,028
Nucor Corp.(b)	14,800	1,610,536
Phelps Dodge Corp.	10,400	896,376
Precision Castparts Corp.	2,400	151,152
Quanex Corp.	2,100	89,796

	Number of Shares	Market Value
Reliance Steel & Aluminum Co.	2,300	$204,585
Southern Copper Corp.(b)	6,000	594,300
Steel Dynamics, Inc.(b)	1,700	106,148
United States Steel Corp.(b)	2,100	143,850
Worthington Industries, Inc.	2,400	47,400
		6,402,849
Pharmaceuticals — 7.5%
Abbott Laboratories	25,500	1,089,870
Alkermes, Inc.(a)	500	10,735
Alpharma, Inc. Cl. A	1,900	49,875
AmerisourceBergen Corp.	9,800	422,870
Amgen, Inc.(a)	46,500	3,148,050
Andrx Corp.(a)(b)	2,200	51,282
Biogen Idec, Inc.(a)	7,600	340,860
Bristol-Myers Squibb Co.	43,600	1,106,568
Cardinal Health, Inc.	28,300	1,906,005
Endo Pharmaceuticals Holdings, Inc.(a)	1,700	53,465
Forest Laboratories, Inc.(a)	17,600	710,688
Gilead Sciences, Inc.(a)(b)	18,200	1,046,500
Johnson & Johnson	75,500	4,425,055
King Pharmaceuticals, Inc.(a)	10,300	179,117
KOS Pharmaceuticals, Inc.(a)	1,100	53,240
McKesson Corp.	31,300	1,520,867
Medco Health Solutions, Inc.(a)	17,300	920,879
Merck & Co., Inc.	104,300	3,590,006
Mylan Laboratories, Inc.	3,600	78,624
Pfizer, Inc.	172,000	4,356,760
Watson Pharmaceutical, Inc.(a)	100	2,844
Wyeth	25,100	1,221,617
		26,285,777
Prepackaged Software — 3.4%
BMC Software, Inc.(a)	8,100	174,474
Brocade Communications Systems, Inc.(a)	19,600	120,736
CA, Inc.(b)	35,500	900,280
Compuware Corp.(a)	13,100	100,608
Fair Isaac Corp.	3,300	122,463
Hyperion Solutions Corp.(a)	1,300	39,806
Informatica Corp.(a)	2,200	33,814
Internet Security Systems, Inc.(a)	2,800	62,832
Intuit, Inc.(a)	4,100	222,097
Microsoft Corp.	289,400	6,989,010
MicroStrategy, Inc. Cl. A(a)	700	65,618
Oracle Corp.(a)(b)	209,300	3,053,687
Symantec Corp.(a)	1,555	25,471
TIBCO Software, Inc.(a)	4,200	36,204
United Online, Inc.	9,000	116,010
		12,063,110

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Real Estate — 0.1%
CB Richard Ellis Group, Inc. Cl. A(a)	1,300	$114,257
Jones Lang Lasalle, Inc.	800	67,808
		182,065
Restaurants — 0.6%
CBRL Group, Inc.	1,300	52,923
CKE Restaurants, Inc.	1,300	20,579
Darden Restaurants, Inc.	2,300	91,080
Domino's Pizza, Inc.	1,800	47,394
Jack in the Box, Inc.(a)	800	33,440
McDonald's Corp.	28,900	999,073
Wendy's International, Inc.	2,200	135,916
Yum! Brands, Inc.	15,200	785,536
		2,165,941
Retail — 3.8%
Barnes & Noble, Inc.	3,700	166,796
Best Buy Co., Inc.	11,500	651,590
Big Lots, Inc.(a)	1,200	17,340
Circuit City Stores, Inc.	7,000	201,250
Costco Wholesale Corp.	15,700	854,551
Dillards, Inc. Cl. A	3,300	86,064
Dollar Tree Stores, Inc.(a)	5,500	143,385
Family Dollar Stores, Inc.(b)	4,200	105,000
Gamestop Corp., Cl. A(a)(b)	1,200	56,640
The Home Depot, Inc.	45,800	1,828,794
J.C. Penney Co., Inc.	24,900	1,629,954
Longs Drug Stores Corp.	700	33,187
Lowe's Companies, Inc.	28,100	1,771,705
Men's Wearhouse, Inc.	2,950	104,548
Michaels Stores, Inc.	2,000	75,660
Office Depot, Inc.(a)	26,100	1,059,138
RadioShack Corp.	3,200	54,400
The Sports Authority, Inc.(a)	1,600	59,456
Staples, Inc.	36,050	952,081
Target Corp.	30,600	1,624,860
The TJX Cos., Inc.	12,700	306,451
Wal-Mart Stores, Inc.	35,200	1,585,056
		13,367,906
Retail – Grocery — 0.0%
Albertson's, Inc.(b)	5,100	129,183
Telephone Utilities — 1.8%
ADTRAN, Inc.	2,500	62,850
AT&T, Inc.	30,807	807,451
BellSouth Corp.	28,600	966,108
Brightpoint, Inc.(a)	1,100	36,828
CenturyTel, Inc.	4,300	162,110
Dobson Communications Corp. Cl. A(a)	100	900
Qwest Communications International, Inc.(a)(b)	206,300	1,384,273
Sprint Nextel Corp.	37,927	940,590

	Number of Shares	Market Value
Verizon Communications, Inc.	54,400	$1,796,832
		6,157,942
Tobacco — 1.9%
Altria Group, Inc.	68,700	5,026,092
Loews Corp. - Carolina Group	2,000	102,480
Reynolds American, Inc.(b)	13,100	1,436,415
		6,564,987
Toys, Games — 0.0%
Hasbro, Inc.	5,000	98,550
Transportation — 1.3%
Arkansas Best Corp.	900	38,628
Burlington Northern Santa Fe Corp.	13,800	1,097,514
CSX Corp.	15,600	1,068,444
EGL, Inc.(a)	1,000	46,720
FedEx Corp.	5,000	575,650
Kirby Corp.(a)	200	14,740
Laidlaw International, Inc.	2,300	56,925
Landstar System, Inc.	100	4,249
Norfolk Southern Corp.	17,400	939,600
OMI Corp.(b)	1,700	32,776
Overseas Shipholding Group, Inc.	400	19,532
Trinity Industries, Inc.	1,500	95,250
United Parcel Service, Inc. Cl. B	6,400	518,848
Wabtec Corp.	1,000	36,530
		4,545,406
Travel — 0.0%
Sabre Holdings Corp. Cl. A	4,100	94,669
TOTAL EQUITIES (Cost $321,278,251)		349,924,397
RIGHTS — 0.0%
Computers & Information — 0.0%
Seagate Technology(a)(c)	25,700	0
Electric Utilities — 0.0%
Progress Energy, Inc.	19,900	5,970
TOTAL RIGHTS (Cost $2,687)		5,970
WARRANTS — 0.0%
Financial Services
Dime Bancorp, Inc.(a)	14,200	2,386
TOTAL WARRANTS (Cost $2,698)		2,386
TOTAL LONG TERM INVESTMENTS (Cost $321,283,636)		349,932,753

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 7.8%
Cash Equivalents — 7.5%(d)
Abbey National PLC Eurodollar Time Deposit 4.770% 05/03/2006	$635,402	$635,402
ABN Amro Bank NV Eurodollar Time Deposit 4.920% 05/30/2006	635,402	635,402
Banco Santander Centra Hispano SA Commercial Paper 4.771% 05/02/2006	296,521	296,521
Banco Santander Central Hispano SA Commercial Paper 4.772% 05/03/2006	423,601	423,601
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 4.950% 06/20/2006	254,161	254,161
Bank of America 4.770% 05/16/2006	325,941	325,941
Bank of America 4.970% 06/19/2006	381,241	381,241
Bank of Montreal Eurodollar Time Deposit 4.770% 05/02/2006	423,601	423,601
Bank of Nova Scotia Eurodollar Time Deposit 4.790% 05/10/2006	635,402	635,402
Bank of Nova Scotia Eurodollar Time Deposit 4.800% 05/11/2006	423,601	423,601
Barclays Eurodollar Time Deposit 4.770% 05/16/2006	720,123	720,123
Barclays Eurodollar Time Deposit 4.790% 05/10/2006	254,161	254,161
BNP Paribas Eurodollar Time Deposit 4.760% 05/02/2006	338,881	338,881
BNP Paribas Eurodollar Time Deposit 4.820% 05/05/2006	635,402	635,402
Branch Banker & Trust Eurodollar Time Deposit 4.850% 05/19/2006	635,402	635,402
Calyon Eurodollar Time Deposit 4.740% 05/09/2006	635,402	635,402
Calyon Eurodollar Time Deposit 4.910% 06/02/2006	635,402	635,402

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.970% 06/23/2006	$423,601	$423,601
Deutsche Bank Eurodollar Time Deposit 4.760% 05/01/2006	635,402	635,402
Dexia Group Eurodollar Time Deposit 4.755% 05/05/2006	423,601	423,601
Dexia Group Eurodollar Time Deposit 4.775% 05/04/2006	211,801	211,801
Federal Home Loan Bank Discount Note 4.668% 05/02/2006	205,470	205,470
First Tennessee National Corporation Eurodollar Time Deposit 4.950% 06/19/2006	423,601	423,601
Fortis Bank Eurodollar Time Deposit 4.770% 05/01/2006	169,441	169,441
Fortis Bank Eurodollar Time Deposit 4.830% 05/08/2006	211,801	211,801
Fortis Bank Eurodollar Time Deposit 4.840% 05/12/2006	635,402	635,402
Fortis Bank Eurodollar Time Deposit 4.970% 06/22/2006	211,801	211,801
Freddie Mac Discount Note 4.711% 05/03/2006	74,356	74,356
General Electric Capital Corp. Commercial Paper 4.727% 05/09/2006	840,581	840,581
Harris NA Eurodollar Time Deposit 4.900% 05/23/2006	423,601	423,601
HBOS Halifax Bank of Scotland Certificate of Deposit 4.789% 07/10/2006	423,602	423,602
Lloyds TSB Bank Eurodollar Time Deposit 4.810% 05/11/2006	720,123	720,123
Marshall & Ilsley Bank Eurodollar Time Deposit 4.990% 06/23/2006	338,881	338,881

	Principal Amount	Market Value
Nordea Bank Finland PLC Eurodollar Time Deposit 4.970% 05/30/2006	$804,843	$804,843
Rabobank Nederland Eurodollar Time Deposit 4.820% 05/01/2006	720,123	720,123
Rabobank Nederland Eurodollar Time Deposit 4.920% 06/12/2006	635,402	635,402
Royal Bank of Canada Eurodollar Time Deposit 4.765% 05/01/2006	847,203	847,203
Royal Bank of Canada Eurodollar Time Deposit 4.990% 06/27/2006	796,371	796,371
Royal Bank of Scotland Eurodollar Time Deposit 4.760% 05/08/2006	635,402	635,402
Royal Bank of Scotland Eurodollar Time Deposit 4.810% 05/09/2006	296,521	296,521
Royal Bank of Scotland Eurodollar Time Deposit 4.870% 05/12/2006	550,682	550,682
Societe Generale Eurodollar Time Deposit 4.700% 05/05/2006	211,801	211,801
Societe Generale Eurodollar Time Deposit 4.780% 05/04/2006	847,203	847,203
Societe Generale Eurodollar Time Deposit 4.790% 05/10/2006	296,521	296,521
Standard Chartered Bank Eurodollar Time Deposit 5.000% 06/27/2006	423,602	423,602
Svenska Handlesbanken Eurodollar Time Deposit 4.820% 05/01/2006	1,670,407	1,670,407
The Bank of the West Eurodollar Time Deposit 4.940% 06/16/2006	550,682	550,682
UBS AG Eurodollar Time Deposit 4.940% 06/16/2006	847,203	847,203
UBS AG Eurodollar Time Deposit 4.950% 06/20/2006	338,881	338,881
Wells Fargo Eurodollar Time Deposit 4.860% 05/12/2006	635,402	635,402

	Principal Amount	Market Value
Wells Fargo Eurodollar Time Deposit 4.870% 05/11/2006	$211,801	$211,801
Wells Fargo Eurodollar Time Deposit 4.900% 05/15/2006	423,602	423,602
		26,406,363
Repurchase Agreements — 0.3%
Investors Bank & Trust Company Repurchase Agreement, dated 04/28/2006, 3.23%, due 05/01/2006(e)	1,215,076	1,215,076
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		27,621,439
TOTAL INVESTMENTS — 107.3% (Cost $348,905,075)(f)		377,554,192
Other Assets/ (Liabilities) — (7.3%)		(25,803,063)
NET ASSETS — 100.0%		$351,751,129

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan. (Note 2).

(c)  This security is valued in good faith under procedures established by the board of trustees.

(d)  Represents investments of security lending collateral. (Note 2).

(e)  Maturity value of $1,215,403. Collateralized by a U.S. Government Agency obligation with a rate of 7.125%, maturity date of 07/25/2026, and an aggregate market value, including accrued interest, of $1,275,829.

(f)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments

April 30, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 98.4%
COMMON STOCK
Aerospace & Defense — 3.7%
Empresa Brasileira de Aeronautica SA, ADR (Brazil)(a)	218,350	$8,478,530
General Dynamics Corp.	118,500	7,775,970
Lockheed Martin Corp.	117,510	8,919,009
United Technologies Corp.	144,300	9,063,483
		34,236,992
Apparel, Textiles & Shoes — 1.2%
Polo Ralph Lauren Corp.	72,200	4,383,984
Urban Outfitters, Inc.(a)(b)	268,300	6,224,560
		10,608,544
Automotive & Parts — 0.5%
Toyota Motor Corp.	79,300	4,629,634
Banking, Savings & Loans — 1.1%
Bank of America Corp.	78,230	3,905,242
Northern Trust Corp.	99,600	5,865,444
		9,770,686
Beverages — 0.9%
PepsiCo, Inc.	148,720	8,661,453
Broadcasting, Publishing & Printing — 0.8%
Comcast Corp. Special Cl. A(a)(b)	235,430	7,258,307
Chemicals — 3.2%
Monsanto Co.	196,600	16,396,440
Praxair, Inc.	232,340	13,041,244
		29,437,684
Commercial Services — 4.9%
Apollo Group, Inc. Cl. A(a)(b)	102,300	5,589,672
The Corporate Executive Board Co.	76,800	8,227,584
eBay, Inc.(b)	455,700	15,680,637
Fastenal Co.	63,200	2,958,392
PerkinElmer, Inc.	141,400	3,031,616
Quest Diagnostics	162,300	9,044,979
		44,532,880
Communications — 4.1%
American Tower Corp. Cl. A(b)	234,700	8,012,658
Crown Castle International Corp.(b)	112,700	3,792,355

	Number of Shares	Market Value
Network Appliance, Inc.(a)(b)	105,400	$3,907,178
Nokia Oyj Sponsored ADR (Finland)	260,500	5,902,930
Qualcomm, Inc.	186,600	9,580,044
XM Satellite Radio Holdings, Inc. Cl. A(a)(b)	322,400	6,518,928
		37,714,093
Communications Equipment — 1.2%
Motorola, Inc.	239,190	5,106,706
Telefonaktiebolaget LM Ericsson Cl. B Sponsored ADR (Sweden)(a)	177,300	6,288,831
		11,395,537
Computer Integrated Systems Design — 0.9%
Autodesk, Inc.(b)	118,200	4,969,128
F5 Networks, Inc.(b)	51,100	2,992,416
		7,961,544
Computer Programming Services — 2.3%
Cognizant Technology Solutions Corp. Cl. A(b)	123,200	7,836,752
SAP AG Sponsored ADR (Germany)(a)	178,450	9,748,723
VeriSign, Inc.(b)	154,800	3,640,896
		21,226,371
Computers & Information — 5.9%
Apple Computer, Inc.(b)	113,500	7,989,265
Cisco Systems, Inc.(b)	1,382,490	28,963,165
Dell, Inc.(b)	343,490	8,999,438
EMC Corp.(b)	613,030	8,282,035
		54,233,903
Cosmetics & Personal Care — 2.5%
The Procter & Gamble Co.	236,050	13,740,470
Reckitt Benckiser PLC	242,920	8,781,977
		22,522,447
Data Processing & Preparation — 2.5%
Affiliated Computer Services, Inc. Cl. A(b)	151,600	8,453,216
Automatic Data Processing, Inc.	321,000	14,149,680
		22,602,896
Diversified Financial — 0.5%
Nomura Holdings, Inc.	201,500	4,531,202

	Number of Shares	Market Value
Electrical Equipment & Electronics — 7.0%
Advanced Micro Devices, Inc.(a)(b)	233,800	$7,563,430
Broadcom Corp. Cl. A(b)	282,480	11,612,753
General Electric Co.	500,750	17,320,942
Linear Technology Corp.	226,200	8,030,100
Marvell Technology Group Ltd.(a)(b)	80,600	4,601,454
Microchip Technology, Inc.(a)	174,600	6,505,596
Texas Instruments, Inc.	240,850	8,359,904
		63,994,179
Energy — 6.0%
Apache Corp.(a)	57,700	4,099,585
EOG Resources, Inc.(a)	68,700	4,824,801
Halliburton Co.	114,700	8,963,805
Kinder Morgan Management LLC(b)	107,899	4,617,005
Occidental Petroleum Corp.	85,500	8,784,270
Schlumberger Ltd.(a)	182,900	12,645,706
Transocean, Inc.	133,800	10,847,166
		54,782,338
Financial Services — 4.9%
Chicago Mercantile Exchange Holdings, Inc.(a)	21,000	9,618,000
Citigroup, Inc.	96,640	4,827,168
Franklin Resources, Inc.	55,800	5,196,096
The Goldman Sachs Group, Inc.	75,740	12,140,365
Legg Mason, Inc.	59,000	6,990,320
Lehman Brothers Holdings, Inc.	24,400	3,688,060
T. Rowe Price Group, Inc.	29,800	2,508,862
		44,968,871
Food Retailers — 0.7%
Starbucks Corp.(b)	168,400	6,276,268
Foods — 2.6%
Cadbury Schweppes PLC(b)	777,670	7,674,951
Nestle SA(a)	36,035	10,883,930
Sysco Corp.	175,700	5,251,673
		23,810,554
Healthcare — 2.3%
Caremark Rx, Inc.(b)	139,600	6,358,780
Covance Inc.(b)	54,700	3,191,745

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
UnitedHealth Group, Inc.	233,900	$11,634,186
		21,184,711
Home Construction, Furnishings & Appliances — 0.6%
Toll Brothers, Inc.(a)(b)	165,200	5,311,180
Household Products — 0.8%
Corning, Inc.(b)	282,600	7,808,238
Industrial – Diversified — 0.8%
Danaher Corp.	121,100	7,763,721
Information Retrieval Services — 4.0%
ChoicePoint, Inc.(b)	80,400	3,540,012
Google, Inc. Cl. A(b)	34,500	14,418,930
Yahoo!, Inc.(b)	570,520	18,701,646
		36,660,588
Insurance — 3.3%
American International Group, Inc.	221,410	14,447,003
The Hartford Financial Services Group, Inc.	72,400	6,655,732
Prudential Financial, Inc.	114,720	8,963,074
		30,065,809
Lodging — 0.5%
Las Vegas Sands Corp.(b)	68,000	4,407,080
Machinery & Components — 1.1%
Smith International, Inc.	249,700	10,544,831
Medical Supplies — 3.5%
Fisher Scientific International, Inc.(b)	106,600	7,520,630
Medtronic, Inc.	243,210	12,189,685
St. Jude Medical, Inc.(b)	176,200	6,956,376
Varian Medical Systems, Inc.(b)	103,860	5,440,187
		32,106,878
Pharmaceuticals — 9.5%
Alcon, Inc.(a)	28,300	2,878,393
Amgen, Inc.(b)	226,840	15,357,068
Celgene Corp.(b)	42,800	1,804,448
Cephalon, Inc.(a)(b)	23,100	1,516,746
Genentech, Inc.(b)	76,860	6,126,511
Genzyme Corp.(b)	128,100	7,834,596
Gilead Sciences, Inc.(a)(b)	59,800	3,438,500
MedImmune, Inc.(b)	154,100	4,849,527
Novartis AG	244,121	13,871,602
PDL BioPharma, Inc.(b)	140,700	4,049,346
Roche Holding AG	66,537	10,133,463
Sanofi-Aventis	47,880	4,491,824
Teva Pharmaceutical Sponsored ADR (Israel)(a)	272,270	11,026,935
		87,378,959

	Number of Shares	Market Value
Prepackaged Software — 4.4%
Adobe Systems, Inc.(b)	274,460	$10,758,832
Electronic Arts, Inc.(b)	45,300	2,573,040
McAfee, Inc.(b)	156,200	4,075,258
Microsoft Corp.	851,790	20,570,729
NAVTEQ(b)	65,600	2,723,712
		40,701,571
Retail — 7.3%
Best Buy Co., Inc.	143,620	8,137,509
Costco Wholesale Corp.	12,770	695,071
CVS Corp.(a)	304,000	9,034,880
J.C. Penney Co., Inc.	121,280	7,938,989
Kohl's Corp.(b)	118,400	6,611,456
Lowe's Companies, Inc.	179,120	11,293,516
Michaels Stores, Inc.	177,700	6,722,391
Staples, Inc.	437,400	11,551,734
Target Corp.	101,100	5,368,410
		67,353,956
Telephone Utilities — 1.8%
Amdocs Ltd.(b)	195,100	7,257,720
Sprint Nextel Corp.	365,720	9,069,856
		16,327,576
Transportation — 1.0%
Carnival Corp.(a)	120,450	5,639,469
Expeditors International of Washington, Inc.	40,910	3,502,305
		9,141,774
Travel — 0.1%
Expedia, Inc.(a)(b)	55,200	1,029,480
TOTAL EQUITIES (Cost $810,319,809)		902,942,735
	Principal Amount
SHORT-TERM INVESTMENTS — 15.0%
Cash Equivalents — 13.5%(c)
Abbey National PLC Eurodollar Time Deposit 4.770% 05/03/2006	$2,985,653	2,985,653
ABN Amro Bank NV Eurodollar Time Deposit 4.920% 05/30/2006	2,985,653	2,985,653
Banco Santander Central Hispano SA Commercial Paper 4.771% 05/02/2006	1,393,305	1,393,305

	Principal Amount	Market Value
Banco Santander Central Hispano SA Commercial Paper 4.772% 05/03/2006	$1,990,436	$1,990,436
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 4.950% 06/20/2006	1,194,262	1,194,262
Bank of America 4.770% 05/16/2006	1,531,546	1,531,546
Bank of America 4.970% 06/19/2006	1,791,392	1,791,392
Bank of Montreal Eurodollar Time Deposit 4.770% 05/02/2006	1,990,435	1,990,435
Bank of Nova Scotia Eurodollar Time Deposit 4.790% 05/10/2006	2,985,653	2,985,653
Bank of Nova Scotia Eurodollar Time Deposit 4.800% 05/11/2006	1,990,436	1,990,436
Barclays Eurodollar Time Deposit 4.770% 05/16/2006	3,383,739	3,383,739
Barclays Eurodollar Time Deposit 4.790% 05/10/2006	1,194,261	1,194,261
BNP Paribas Eurodollar Time Deposit 4.760% 05/02/2006	1,592,348	1,592,348
BNP Paribas Eurodollar Time Deposit 4.820% 05/05/2006	2,985,653	2,985,653
Branch Banker & Trust Eurodollar Time Deposit 4.850% 05/19/2006	2,985,653	2,985,653
Calyon Eurodollar Time Deposit 4.740% 05/09/2006	2,985,653	2,985,653
Calyon Eurodollar Time Deposit 4.910% 06/02/2006	2,985,653	2,985,653
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.970% 06/23/2006	1,990,435	1,990,435
Deutsche Bank Eurodollar Time Deposit 4.760% 05/01/2006	2,985,653	2,985,653
Dexia Group Eurodollar Time Deposit 4.755% 05/05/2006	1,990,435	1,990,435

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Dexia Group Eurodollar Time Deposit 4.775% 05/04/2006	$995,217	$995,217
Federal Home Loan Bank Discount Note 4.668% 05/02/2006	965,468	965,468
First Tennessee National Corporation Eurodollar Time Deposit 4.950% 06/19/2006	1,990,435	1,990,435
Fortis Bank Eurodollar Time Deposit 4.770% 05/01/2006	796,174	796,174
Fortis Bank Eurodollar Time Deposit 4.830% 05/08/2006	995,217	995,217
Fortis Bank Eurodollar Time Deposit 4.840% 05/12/2006	2,985,652	2,985,652
Fortis Bank Eurodollar Time Deposit 4.970% 06/22/2006	995,217	995,217
Freddie Mac Discount Note 4.711% 05/03/2006	349,385	349,385
General Electric Capital Corp. Commercial Paper 4.727% 05/09/2006	3,949,753	3,949,753
Harris NA Eurodollar Time Deposit 4.900% 05/23/2006	1,990,435	1,990,435
HBOS Halifax Bank of Scotland Certificate of Deposit 4.789% 07/10/2006	1,990,435	1,990,435
Lloyds TSB Bank Eurodollar Time Deposit 4.810% 05/11/2006	3,383,739	3,383,739
Marshall & Ilsley Bank Eurodollar Time Deposit 4.990% 06/23/2006	1,592,348	1,592,348
Nordea Bank Finland PLC Eurodollar Time Deposit 4.970% 05/30/2006	3,781,826	3,781,826
Rabobank Nederland Eurodollar Time Deposit 4.820% 05/01/2006	3,383,739	3,383,739
Rabobank Nederland Eurodollar Time Deposit 4.920% 06/12/2006	2,985,652	2,985,652

	Principal Amount	Market Value
Royal Bank of Canada Eurodollar Time Deposit 4.765% 05/01/2006	$3,980,870	$3,980,870
Royal Bank of Canada Eurodollar Time Deposit 4.990% 06/27/2006	3,742,018	3,742,018
Royal Bank of Scotland Eurodollar Time Deposit 4.760% 05/08/2006	2,985,652	2,985,652
Royal Bank of Scotland Eurodollar Time Deposit 4.810% 05/09/2006	1,393,304	1,393,304
Royal Bank of Scotland Eurodollar Time Deposit 4.870% 05/12/2006	2,587,565	2,587,565
Societe Generale Eurodollar Time Deposit 4.700% 05/05/2006	995,217	995,217
Societe Generale Eurodollar Time Deposit 4.780% 05/04/2006	3,980,870	3,980,870
Societe Generale Eurodollar Time Deposit 4.790% 05/10/2006	1,393,304	1,393,304
Standard Chartered Bank Eurodollar Time Deposit 5.000% 06/27/2006	1,990,435	1,990,435
Svenska Handlesbanken Eurodollar Time Deposit 4.820% 05/01/2006	7,848,972	7,848,972
The Bank of the West Eurodollar Time Deposit 4.940% 06/16/2006	2,587,565	2,587,565
UBS AG Eurodollar Time Deposit 4.940% 06/16/2006	3,980,870	3,980,870
UBS AG Eurodollar Time Deposit 4.950% 06/20/2006	1,592,348	1,592,348
Wells Fargo Eurodollar Time Deposit 4.860% 05/12/2006	2,985,652	2,985,652
Wells Fargo Eurodollar Time Deposit 4.870% 05/11/2006	995,217	995,217
Wells Fargo Eurodollar Time Deposit 4.900% 05/15/2006	1,990,435	1,990,435
		124,079,240

	Principal Amount	Market Value
Repurchase Agreements — 1.5%
Investors Bank & Trust Company Repurchase Agreement, dated 04/28/2006, 3.23%, due 05/01/2006(d)	$13,441,108	$13,441,108
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		137,520,348
TOTAL INVESTMENTS — 113.4% (Cost $947,840,157)(e)		1,040,463,083
Other Assets/ (Liabilities) — (13.4%)		(122,843,535)
NET ASSETS — 100.0%		$917,619,548

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)  Denotes all or a portion of security on loan. (Note 2).

(b)  Non-income producing security.

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $13,444,726. Collateralized by a U.S. Government Agency obligation with a rate of 4.154%, maturity date of 04/01/2034, and a market value, including accrued interest, of $14,113,164.

(e)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Growth Fund – Portfolio of Investments

April 30, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 99.3%
COMMON STOCK
Advertising — 0.2%
aQuantive, Inc.(a)(b)	9,000	$225,540
Aerospace & Defense — 0.7%
General Dynamics Corp.	9,600	629,952
Apparel, Textiles & Shoes — 4.2%
Chico's FAS, Inc.(a)	20,200	748,612
Nike, Inc. Cl. B	13,400	1,096,656
Polo Ralph Lauren Corp.	18,700	1,135,464
Urban Outfitters, Inc.(a)	32,200	747,040
		3,727,772
Automotive & Parts — 2.0%
Autoliv, Inc.	14,700	812,910
Oshkosh Truck Corp.	15,500	948,600
		1,761,510
Beverages — 1.5%
PepsiCo, Inc.	22,700	1,322,048
Broadcasting, Publishing & Printing — 1.2%
Comcast Corp. Cl. A(a)	33,900	1,049,205
Chemicals — 2.1%
Monsanto Co.	22,800	1,901,520
Commercial Services — 2.8%
eBay, Inc.(a)	45,800	1,575,978
Equifax, Inc.	7,600	292,904
Gen-Probe, Inc.(a)	11,800	630,946
		2,499,828
Communications — 1.3%
Qualcomm, Inc.	22,100	1,134,614
Communications Equipment — 1.5%
Motorola, Inc.	63,500	1,355,725
Computer Integrated Systems Design — 1.9%
Autodesk, Inc.(a)	22,500	945,900
F5 Networks, Inc.(a)(b)	12,200	714,432
		1,660,332
Computer Programming Services — 3.1%
Cognizant Technology Solutions Corp. Cl. A(a)	18,000	1,144,980
SAP AG Sponsored ADR (Germany)(b)	18,100	988,803
VeriSign, Inc.(a)	27,000	635,040
		2,768,823

	Number of Shares	Market Value
Computers & Information — 9.6%
Apple Computer, Inc.(a)	33,700	$2,372,143
Cisco Systems, Inc.(a)	153,400	3,213,730
EMC Corp.(a)	220,900	2,984,359
		8,570,232
Cosmetics & Personal Care — 3.3%
Colgate-Palmolive Co.	21,400	1,265,168
The Procter & Gamble Co.	28,700	1,670,627
		2,935,795
Electrical Equipment & Electronics — 6.4%
Advanced Micro Devices, Inc.(a)(b)	16,100	520,835
ASML Holding NV(a)	37,200	786,780
Broadcom Corp. Cl. A(a)	49,050	2,016,446
International Rectifier Corp.(a)	12,500	565,000
Maxim Integrated Products, Inc.(b)	23,200	818,032
Rockwell Automation, Inc.	13,500	978,210
		5,685,303
Energy — 6.2%
Amerada Hess Corp.(b)	6,000	859,620
Apache Corp.(b)	12,600	895,230
Halliburton Co.	18,100	1,414,515
National-Oilwell Varco, Inc.(a)	15,400	1,062,138
Transocean, Inc.	15,600	1,264,692
		5,496,195
Financial Services — 3.5%
Chicago Mercantile Exchange Holdings, Inc.(b)	700	320,600
The Goldman Sachs Group, Inc.	5,800	929,682
Legg Mason, Inc.	10,200	1,208,496
TD Ameritrade Holding Corp.(a)	37,300	692,288
		3,151,066
Food Retailers — 1.3%
Starbucks Corp.(a)	31,100	1,159,097
Home Construction, Furnishings & Appliances — 0.8%
Harman International Industries, Inc.	8,600	756,714
Household Products — 3.1%
Corning, Inc.(a)	101,700	2,809,971

	Number of Shares	Market Value
Information Retrieval Services — 4.1%
Google, Inc. Cl. A(a)	4,400	$1,838,936
Yahoo!, Inc.(a)	55,200	1,809,456
		3,648,392
Insurance — 5.3%
AFLAC, Inc.	17,400	827,196
American International Group, Inc.	45,100	2,942,775
Marsh & McLennan Cos., Inc.	30,600	938,502
		4,708,473
Lodging — 0.6%
Las Vegas Sands Corp.(a)(b)	8,000	518,480
Medical Supplies — 5.0%
Bard (C.R.), Inc.	11,100	826,506
Medtronic, Inc.	32,600	1,633,912
Varian Medical Systems, Inc.(a)	38,600	2,021,868
		4,482,286
Pharmaceuticals — 9.7%
Alcon, Inc.(b)	16,300	1,657,873
Amgen, Inc.(a)	24,000	1,624,800
Genentech, Inc.(a)	16,800	1,339,128
Genzyme Corp.(a)	19,600	1,198,736
Gilead Sciences, Inc.(a)(b)	14,000	805,000
Novartis AG ADR (Switzerland)	26,000	1,495,260
PDL BioPharma, Inc.(a)	18,800	541,064
		8,661,861
Prepackaged Software — 6.0%
Adobe Systems, Inc.(a)	26,700	1,046,640
Electronic Arts, Inc.(a)	15,700	891,760
Microsoft Corp.	116,900	2,823,135
NAVTEQ(a)(b)	13,900	577,128
		5,338,663
Retail — 7.5%
Kohl's Corp.(a)	13,900	776,176
Lowe's Companies, Inc.	17,900	1,128,595
Staples, Inc.	95,000	2,508,950
Target Corp.	26,000	1,380,600
Williams-Sonoma, Inc.	22,000	921,140
		6,715,461
Telephone Utilities — 2.8%
Amdocs Ltd.(a)	15,300	569,160
NeuStar, Inc. Cl. A(a)(b)	22,800	800,280

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
NII Holdings, Inc. Cl. B(a)	3,900	$233,610
Sprint Nextel Corp.	35,000	868,000
		2,471,050
Transportation — 1.6%
Carnival Corp.(b)	11,400	533,748
UTI Worldwide, Inc.	28,400	885,796
		1,419,544
TOTAL EQUITIES (Cost $86,375,302)		88,565,452
	Principal Amount
OPTIONS — 0.0%
Corning Inc. Put, Expires 5/22/2006, Strike 20	$965	4,825
Varian Medical Systems, Inc. Put, Expires 5/19/2006, Strike 50	50	2,000
TOTAL OPTIONS (Cost $44,175)		6,825
TOTAL LONG TERM INVESTMENTS (Cost $86,419,477)		88,572,277
SHORT-TERM INVESTMENTS — 11.9%
Cash Equivalents — 11.3%(c)
Abbey National PLC Eurodollar Time Deposit 4.770% 05/03/2006	241,513	241,513
ABN Amro Bank NV Eurodollar Time Deposit 4.920% 05/30/2006	241,522	241,522
Banco Santander Central Hispano SA Commercial Paper 4.771% 05/02/2006	112,710	112,710
Banco Santander Central Hispano SA Commercial Paper 4.772% 05/03/2006	161,015	161,015
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 4.950% 06/20/2006	96,609	96,609
Bank of America 4.770% 05/16/2006	123,893	123,893
Bank of America 4.970% 06/19/2006	144,913	144,913

	Principal Amount	Market Value
Bank of Montreal Eurodollar Time Deposit 4.770% 05/02/2006	$161,015	$161,015
Bank of Nova Scotia Eurodollar Time Deposit 4.790% 05/10/2006	241,522	241,522
Bank of Nova Scotia Eurodollar Time Deposit 4.800% 05/11/2006	161,015	161,015
Barclays Eurodollar Time Deposit 4.770% 05/16/2006	273,725	273,725
Barclays Eurodollar Time Deposit 4.790% 05/10/2006	96,609	96,609
BNP Paribas Eurodollar Time Deposit 4.760% 05/02/2006	128,812	128,812
BNP Paribas Eurodollar Time Deposit 4.820% 05/05/2006	241,522	241,522
Branch Banker & Trust Eurodollar Time Deposit 4.850% 05/19/2006	241,522	241,522
Calyon Eurodollar Time Deposit 4.740% 05/09/2006	241,522	241,522
Calyon Eurodollar Time Deposit 4.910% 06/02/2006	241,522	241,522
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.970% 06/23/2006	161,015	161,015
Deutsche Bank Eurodollar Time Deposit 4.760% 05/01/2006	241,522	241,522
Dexia Group Eurodollar Time Deposit 4.755% 05/05/2006	161,015	161,015
Dexia Group Eurodollar Time Deposit 4.775% 05/04/2006	80,507	80,507
Federal Home Loan Bank Discount Note 4.668% 05/02/2006	78,101	78,101
First Tennessee National Corporation Eurodollar Time Deposit 4.950% 06/19/2006	161,015	161,015
Fortis Bank Eurodollar Time Deposit 4.770% 05/01/2006	64,406	64,406

	Principal Amount	Market Value
Fortis Bank Eurodollar Time Deposit 4.830% 05/08/2006	$80,507	$80,507
Fortis Bank Eurodollar Time Deposit 4.840% 05/12/2006	241,522	241,522
Fortis Bank Eurodollar Time Deposit 4.970% 06/22/2006	80,507	80,507
Freddie Mac Discount Note 4.711% 05/03/2006	28,263	28,263
General Electric Capital Corp. Commercial Paper 4.727% 05/09/2006	319,512	319,512
Harris NA Eurodollar Time Deposit 4.900% 05/23/2006	161,015	161,015
HBOS Halifax Bank of Scotland Certificate of Deposit 4.789% 07/10/2006	161,015	161,015
Lloyds TSB Bank Eurodollar Time Deposit 4.810% 05/11/2006	273,725	273,725
Marshall & Ilsley Bank Eurodollar Time Deposit 4.990% 06/23/2006	128,812	128,812
Nordea Bank Finland PLC Eurodollar Time Deposit 4.970% 05/30/2006	305,928	305,928
Rabobank Nederland Eurodollar Time Deposit 4.820% 05/01/2006	273,725	273,725
Rabobank Nederland Eurodollar Time Deposit 4.920% 06/12/2006	241,522	241,522
Royal Bank of Canada Eurodollar Time Deposit 4.765% 05/01/2006	322,029	322,029
Royal Bank of Canada Eurodollar Time Deposit 4.990% 06/27/2006	302,707	302,707
Royal Bank of Scotland Eurodollar Time Deposit 4.760% 05/08/2006	241,522	241,522
Royal Bank of Scotland Eurodollar Time Deposit 4.810% 05/09/2006	112,710	112,710
Royal Bank of Scotland Eurodollar Time Deposit 4.870% 05/12/2006	209,319	209,319

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Societe Generale Eurodollar Time Deposit 4.700% 05/05/2006	$80,507	$80,507
Societe Generale Eurodollar Time Deposit 4.780% 05/04/2006	322,029	322,029
Societe Generale Eurodollar Time Deposit 4.790% 05/10/2006	112,710	112,710
Standard Chartered Bank Eurodollar Time Deposit 5.000% 06/27/2006	161,015	161,015
Svenska Handlesbanken Eurodollar Time Deposit 4.820% 05/01/2006	634,936	634,936
The Bank of the West Eurodollar Time Deposit 4.940% 06/16/2006	209,319	209,319
UBS AG Eurodollar Time Deposit 4.940% 06/16/2006	322,029	322,029
UBS AG Eurodollar Time Deposit 4.950% 06/20/2006	128,812	128,812
Wells Fargo Eurodollar Time Deposit 4.860% 05/12/2006	241,522	241,522
Wells Fargo Eurodollar Time Deposit 4.870% 05/11/2006	80,507	80,507
Wells Fargo Eurodollar Time Deposit 4.900% 05/15/2006	161,015	161,015
		10,037,283
Repurchase Agreements — 0.6%
Investors Bank & Trust Company Repurchase Agreement, dated 04/28/2006, 3.23%, due 05/01/2006(d)	569,843	569,843
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		10,607,126
TOTAL INVESTMENTS — 111.2% (Cost $97,026,603)(e)		99,179,403
Other Assets/ (Liabilities) — (11.2%)		(9,950,213)
NET ASSETS — 100.0%		$89,229,190

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan. (Note 2).

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $569,996. Collateralized by a U.S. Government Agency obligation with rate of 7.625%, maturity date of 05/25/2024, and an aggregate market value, including accrued interest, of $598,335.

(e)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments

April 30, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 96.9%
COMMON STOCK
Advertising — 0.4%
Getty Images, Inc.(a)(b)	200	$12,802
Harte-Hanks, Inc.	200	5,460
Lamar Advertising Co.(a)(b)	300	16,497
Monster Worldwide, Inc.(a)(b)	600	34,440
Omnicom Group, Inc.	1,000	90,010
		159,209
Aerospace & Defense — 3.8%
Alliant Techsystems, Inc.(a)	200	15,998
Boeing Co.	7,900	659,255
Lockheed Martin Corp.	4,300	326,370
Raytheon Co.	1,400	61,978
Rockwell Collins, Inc.	1,100	62,920
United Technologies Corp.	6,400	401,984
		1,528,505
Air Transportation — 0.2%
AMR Corp.(a)(b)	2,300	56,672
Southwest Airlines Co.	2,100	34,062
		90,734
Apparel, Textiles & Shoes — 1.7%
Abercrombie & Fitch Co. Cl. A	600	36,438
American Eagle Outfitters, Inc.	900	29,160
AnnTaylor Stores Corp.(a)	2,300	85,859
Chico's FAS, Inc.(a)	1,400	51,884
Claire's Stores, Inc.	2,400	84,528
Coach, Inc.(a)	2,200	72,644
Columbia Sportswear Co.(a)	100	5,089
Limited Brands	2,400	61,536
Nike, Inc. Cl. B	1,100	90,024
Nordstrom, Inc.(b)	3,100	118,823
Polo Ralph Lauren Corp.	100	6,072
Ross Stores, Inc.	1,000	30,640
Timberland Co. Cl. A(a)	300	10,215
		682,912
Automotive & Parts — 0.3%
Autoliv, Inc.	100	5,530
BorgWarner, Inc.	100	6,073
The Goodyear Tire & Rubber Co.(a)(b)	600	8,400
Harley-Davidson, Inc.	1,400	71,176
Navistar International Corp.(a)	300	7,914

	Number of Shares	Market Value
Oshkosh Truck Corp.	400	$24,480
		123,573
Banking, Savings & Loans — 1.1%
Bank of Hawaii Corp.	100	5,431
Capital One Financial Corp.	600	51,984
Fifth Third Bancorp(b)	200	8,084
Golden West Financial Corp.	500	35,935
Hudson City Bancorp, Inc.	100	1,341
Investors Financial Services Corp.	300	14,358
Mellon Financial Corp.	200	7,526
Nelnet, Inc. Cl. A(a)	100	3,890
Northern Trust Corp.	600	35,334
SLM Corp.	2,000	105,760
State Street Corp.	600	39,192
Student Loan Corp.	100	20,825
Synovus Financial Corp.	1,500	42,000
TCF Financial Corp.	600	16,116
Wells Fargo & Co.	900	61,821
		449,597
Beverages — 2.6%
Anheuser-Busch Cos., Inc.	600	26,748
Brown-Forman Corp. Cl. B	300	22,350
The Coca-Cola Co.	8,200	344,072
Constellation Brands, Inc. Cl. A(a)	400	9,880
The Pepsi Bottling Group, Inc.	1,500	48,150
PepsiCo, Inc.	10,600	617,344
		1,068,544
Broadcasting, Publishing & Printing — 1.4%
CBS Corp. Cl. B(b)	1,100	28,017
Comcast Corp. Cl. A(a)	600	18,570
The DIRECTV Group, Inc.(a)	5,000	85,400
Dow Jones & Co., Inc.	400	14,788
John Wiley & Sons, Inc. Cl. A	400	14,656
Liberty Global, Inc. Cl. A(a)	880	18,225
Liberty Media Corp. Cl. A(a)	8,000	66,800
The McGraw-Hill Companies, Inc.	2,200	122,452
Meredith Corp.	400	19,840
RH Donnelley Corp.(a)	669	37,551
The Scripps (E.W.) Co. Cl. A	500	23,040
Time Warner, Inc.	2,000	34,800

	Number of Shares	Market Value
Univision Communications, Inc. Cl. A(a)	900	$32,121
Viacom, Inc. Cl. B(a)	800	31,864
Westwood One, Inc.	300	2,895
		551,019
Building Materials & Construction — 0.3%
Cytyc Corp.(a)	700	18,095
Kinetic Concepts, Inc.(a)	300	13,098
Martin Marietta Materials, Inc.	200	21,232
Masco Corp.	2,000	63,800
Vulcan Materials Co.	200	16,992
		133,217
Chemicals — 1.2%
Church & Dwight, Inc.	250	9,167
Dow Chemical Co.	5,600	227,416
International Flavors & Fragrances, Inc.	100	3,533
Monsanto Co.	1,400	116,760
Praxair, Inc.	1,100	61,743
Rohm & Haas Co.	900	45,540
The Scotts Miracle-Gro Co.	100	4,426
		468,585
Commercial Services — 3.5%
ACCO Brands Corp.(a)(b)	200	4,296
Akamai Technologies, Inc.(a)(b)	600	20,214
Allied Waste Industries, Inc.(a)(b)	3,900	55,224
Apollo Group, Inc. Cl. A(a)	600	32,784
ARAMARK Corp. Cl. B	1,100	30,921
Block (H&R), Inc.	100	2,283
The Corporate Executive Board Co.	600	64,278
Dun & Bradstreet Corp.(a)	1,000	77,020
eBay, Inc.(a)	8,500	292,485
Ecolab, Inc.	100	3,780
Education Management Corp.(a)	2,400	101,904
Equifax, Inc.	1,200	46,248
Fluor Corp.	600	55,746
Global Payments, Inc.	1,400	66,402
Hewitt Associates, Inc. Cl. A(a)	200	5,798
ITT Educational Services, Inc.(a)	200	12,710
Jacobs Engineering Group, Inc.(a)	300	24,810
Moody's Corp.(b)	2,400	148,824

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Paychex, Inc.	2,000	$80,780
PerkinElmer, Inc.	500	10,720
Pharmaceutical Product Development, Inc.	400	14,348
Public Storage, Inc.(b)	400	30,752
Quest Diagnostics	900	50,157
Rent-A-Center, Inc.(a)	300	8,286
Robert Half International, Inc.	900	38,043
Ryder System, Inc.(b)	700	36,505
Stericycle, Inc.(a)	100	6,584
The Servicemaster Co.	1,200	14,448
Waste Management, Inc.	800	29,968
Weight Watchers International, Inc.	800	39,480
		1,405,798
Communications — 1.5%
American Tower Corp. Cl. A(a)	1,515	51,722
Avaya, Inc.(a)	2,100	25,200
Crown Castle International Corp.(a)	800	26,920
EchoStar Communications Corp. Cl. A(a)	100	3,090
Harris Corp.	1,000	46,570
L-3 Communications Holdings, Inc.	700	57,190
Network Appliance, Inc.(a)	2,200	81,554
PanAmSat Holding Corp.	1,400	34,790
Qualcomm, Inc.	5,200	266,968
		594,004
Communications Equipment — 0.7%
Motorola, Inc.	12,400	264,740
Computer Integrated Systems Design — 0.9%
Autodesk, Inc.(a)	2,300	96,692
Cadence Design Systems, Inc.(a)(b)	4,500	85,185
F5 Networks, Inc.(a)	100	5,856
National Instruments Corp.	300	9,501
Reynolds & Reynolds, Inc. Cl. A	4,600	136,804
Synopsys, Inc.(a)	200	4,366
Teradyne, Inc.(a)(b)	700	11,802
		350,206
Computer Programming Services — 0.1%
Ceridian Corp.(a)	1,400	33,922
Computer Related Services — 0.1%
Checkfree Corp.(a)(b)	400	21,548
IAC/InterActiveCorp(a)(b)	700	20,209

	Number of Shares	Market Value
Ingram Micro, Inc. Cl. A(a)	400	$7,356
		49,113
Computers & Information — 7.6%
Apple Computer, Inc.(a)(b)	5,200	366,028
Cisco Systems, Inc.(a)	49,400	1,034,930
Dell, Inc.(a)	7,100	186,020
Diebold, Inc.(b)	300	12,765
EMC Corp.(a)	15,000	202,650
International Business Machines Corp.	11,000	905,740
International Game Technology	2,600	98,618
Jabil Circuit, Inc.(a)	2,300	89,677
Lexmark International, Inc.(a)	600	29,220
Sandisk Corp.(a)(b)	900	57,447
Solectron Corp.(a)	8,700	34,800
Tech Data Corp.(a)	200	7,344
Western Digital Corp.(a)	3,200	67,328
		3,092,567
Computers & Office Equipment — 0.0%
Electronic Data Systems Corp.	400	10,832
Pitney Bowes, Inc.	100	4,185
		15,017
Containers — 0.2%
Crown Holdings, Inc.(a)	800	12,824
Pactiv Corp.(a)	2,200	53,548
Sealed Air Corp.	200	10,770
		77,142
Cosmetics & Personal Care — 2.9%
Colgate-Palmolive Co.	600	35,472
The Estee Lauder Cos., Inc. Cl. A	800	29,696
Kimberly-Clark Corp.	1,300	76,089
The Procter & Gamble Co.	17,557	1,021,993
		1,163,250
Data Processing & Preparation — 1.4%
Affiliated Computer Services, Inc. Cl. A(a)	500	27,880
Automatic Data Processing, Inc.	3,500	154,280
First Data Corp.	4,600	219,374
Fiserv, Inc.(a)	2,050	92,414
IMS Health, Inc.	1,100	29,898
NCR Corp.(a)	300	11,820
SEI Investments Co.	200	8,588
The BISYS Group, Inc.(a)	300	4,782
		549,036

	Number of Shares	Market Value
Electric Utilities — 0.5%
AES Corp.(a)	1,900	$32,243
TXU Corp.	3,700	183,631
		215,874
Electrical Equipment & Electronics — 10.3%
Advanced Micro Devices, Inc.(a)(b)	2,900	93,815
Altera Corp.(a)	2,300	50,232
Ametek, Inc.	600	29,562
Amphenol Corp. Cl. A	500	28,900
Analog Devices, Inc.(b)	2,200	83,424
Avnet, Inc.(a)	300	7,845
AVX Corp.	5,700	101,460
Broadcom Corp. Cl. A(a)	3,750	154,162
Emerson Electric Co.	2,100	178,395
Energizer Holdings, Inc.(a)(b)	300	15,345
Freescale Semiconductor, Inc. Cl. B(a)	2,700	85,509
General Electric Co.	43,600	1,508,124
Intel Corp.	25,600	511,488
Intersil Corp. Cl. A	2,400	71,064
JDS Uniphase Corp.(a)	2,700	9,423
Johnson Controls, Inc.	200	16,310
KLA-Tencor Corp.	1,100	52,976
LSI Logic Corp.(a)(b)	900	9,585
MEMC Electronic Materials, Inc.(a)	800	32,480
Microchip Technology, Inc.	2,900	108,054
Micron Technology, Inc.(a)(b)	1,600	27,152
Molex, Inc.	200	7,424
National Semiconductor Corp.	3,500	104,930
Novellus Systems, Inc.(a)	1,600	39,520
Nvidia Corp.(a)	3,600	105,192
QLogic Corp.(a)	800	16,648
Rockwell Automation, Inc.	1,100	79,706
Sanmina-SCI Corp.(a)	1,600	8,304
Texas Instruments, Inc.	13,600	472,056
Thomas & Betts Corp.(a)	1,800	102,510
Trimble Navigation Ltd.(a)	300	14,214
Vishay Intertechnology, Inc.(a)	3,000	46,710
		4,172,519
Energy — 3.2%
BJ Services Co.	2,200	83,710
Chesapeake Energy Corp.(b)	700	22,176
Denbury Resources, Inc.(a)(b)	600	19,560
Diamond Offshore Drilling, Inc.	500	45,385

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
ENSCO International, Inc.	600	$32,094
EOG Resources, Inc.(b)	2,100	147,483
Equitable Resources, Inc.	400	14,204
Halliburton Co.(b)	1,500	117,225
Helmerich & Payne, Inc.	1,400	101,836
Hugoton Royalty Trust	113	3,131
Kinder Morgan, Inc.	600	52,812
Murphy Oil Corp.	100	5,018
National-Oilwell Varco, Inc.(a)	100	6,897
Newfield Exploration Co.(a)	100	4,460
Noble Energy, Inc.	1,000	44,980
Peabody Energy Corp.	1,400	89,404
Pioneer Natural Resources Co.	100	4,282
Questar Corp.	700	56,035
Range Resources Corp.	750	19,897
Rowan Companies, Inc.	300	13,299
Southwestern Energy Co.(a)	1,400	50,428
Sunoco, Inc.	1,300	105,352
Tesoro Corp.	1,000	69,920
Tidewater, Inc.	800	46,592
Unit Corp.(a)	200	11,550
Western Gas Resources, Inc.	200	10,400
The Williams Companies, Inc.	1,200	26,316
XTO Energy, Inc.(b)	1,900	80,465
		1,284,911
Entertainment & Leisure — 0.8%
DreamWorks Animation SKG, Inc. Cl. A(a)(b)	200	5,420
GTECH Holdings Corp.	1,600	54,656
Live Nation, Inc.(a)	175	3,325
News Corp., Inc. Cl. A	3,900	66,924
Penn National Gaming, Inc.(a)	500	20,360
SCP Pool Corp.(b)	200	9,344
The Walt Disney Co.	6,100	170,556
		330,585
Financial Services — 3.2%
Affiliated Managers Group, Inc.(a)(b)	300	30,390
American Express Co.	4,900	263,669
AmeriCredit Corp.(a)	2,100	63,588
Ameriprise Financial, Inc.	1,100	53,944
BlackRock, Inc. Cl. A(b)	100	15,154
CapitalSource, Inc.	1,200	28,200
Chicago Mercantile Exchange Holdings, Inc.(b)	100	45,800

	Number of Shares	Market Value
Countrywide Financial Corp.(b)	2,000	$81,320
East West Bancorp, Inc.	200	7,934
Federal Realty Investment Trust REIT	100	6,823
Federated Investors, Inc. Cl. B	300	10,530
Fidelity National Information Services, Inc.	300	11,400
Franklin Resources, Inc.	1,200	111,744
The Goldman Sachs Group, Inc.	600	96,174
IndyMac Bancorp, Inc.	900	43,488
Legg Mason, Inc.	300	35,544
The Macerich Co. REIT	100	7,322
Morgan Stanley	1,200	77,160
New Century Financial Corp. REIT(b)	1,600	81,952
Nuveen Investments, Inc. Cl. A(b)	300	14,436
The Charles Schwab Corp.	5,200	93,080
SL Green Realty Corp.	100	9,900
T. Rowe Price Group, Inc.	700	58,933
United Dominion Realty Trust, Inc.(b)	300	8,157
Ventas, Inc.	800	26,136
		1,282,778
Food Retailers — 0.6%
Starbucks Corp.(a)	6,100	227,347
Foods — 0.7%
Campbell Soup Co.	1,100	35,354
General Mills, Inc.	2,600	128,284
Heinz (H. J.) Co.(b)	1,100	45,661
The Hershey Co.	100	5,334
Kellogg Co.	200	9,262
McCormick & Co., Inc.	500	17,415
Sara Lee Corp.	1,600	28,592
Sysco Corp.	800	23,912
Wm. Wrigley Jr. Co.	100	4,707
Wm. Wrigley Jr. Co. Cl. B	25	1,178
		299,699
Healthcare — 2.9%
Caremark Rx, Inc.(a)	1,400	63,770
Community Health Systems, Inc.(a)	500	18,120
Coventry Health Care, Inc.(a)	1,525	75,747
DaVita, Inc.(a)	700	39,382
Express Scripts, Inc.(a)	1,900	148,466
HCA, Inc.	4,500	197,505
Health Management Associates, Inc. Cl. A	100	2,071
Health Net, Inc.(a)	1,500	61,050
Humana, Inc.(a)	800	36,144

	Number of Shares	Market Value
IDEXX Laboratories, Inc.(a)	200	$16,642
Laboratory Corp. of America Holdings(a)	800	45,680
Lincare Holdings, Inc.(a)	600	23,718
Manor Care, Inc.	700	30,695
Sierra Health Services, Inc.(a)	200	7,842
UnitedHealth Group, Inc.	7,830	389,464
Universal Health Services, Inc. Cl. B	200	10,158
VCA Antech, Inc.(a)	400	12,436
		1,178,890
Heavy Machinery — 0.1%
Donaldson Co., Inc.	400	13,296
Dresser-Rand Group, Inc.(a)	200	4,994
The Toro Co.	700	34,615
		52,905
Home Construction, Furnishings & Appliances — 0.5%
Harman International Industries, Inc.	500	43,995
HNI Corp.	400	21,152
KB Home(b)	400	24,628
Leggett & Platt, Inc.	300	7,959
Lennar Corp. Cl. A	700	38,451
MDC Holdings, Inc.	130	7,511
Miller (Herman), Inc.	300	9,237
The Ryland Group, Inc.	500	31,555
		184,488
Household Products — 1.5%
Corning, Inc.(a)	9,500	262,485
Fortune Brands, Inc.	1,100	88,330
Newell Rubbermaid, Inc.	5,500	150,810
The Stanley Works	400	20,900
The Black & Decker Corp.	300	28,083
The Sherwin-Williams Co.	1,300	66,222
		616,830
Industrial – Distribution — 0.0%
Grainger (W.W.), Inc.	100	7,692
Industrial – Diversified — 1.2%
3M Co.	1,900	162,317
Carlisle Companies, Inc.	100	8,450
Danaher Corp.	1,400	89,754
Eaton Corp.	200	15,330
Illinois Tool Works, Inc.	1,400	143,780
ITT Industries, Inc.	1,000	56,230
Textron, Inc.	100	8,995
		484,856

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Information Retrieval Services — 1.1%
ChoicePoint, Inc.(a)	300	$13,209
Google, Inc. Cl. A(a)	1,000	417,940
Interactive Data Corp.	100	2,227
		433,376
Insurance — 3.2%
Aetna, Inc.	4,800	184,800
AFLAC, Inc.	1,900	90,326
Ambac Financial Group, Inc.	100	8,236
American International Group, Inc.	5,100	332,775
W.R. Berkley Corp.	2,250	84,195
Brown & Brown, Inc.	200	6,246
Erie Indemnity Co. Cl. A	100	5,093
Gallagher (Arthur J.) & Co.	100	2,744
The Hanover Insurance Group, Inc.	1,600	84,640
HCC Insurance Holdings, Inc.	350	11,722
Markel Corp.(a)	300	104,775
MBIA, Inc.(b)	100	5,963
Philadelphia Consolidated Holding Corp.(a)	1,200	39,756
Progressive Corp.	800	86,824
Prudential Financial, Inc.	800	62,504
Unitrin, Inc.	900	43,965
WellPoint, Inc.(a)	1,879	133,409
		1,287,973
Internet Content — 0.2%
BEA Systems, Inc.(a)	6,100	80,825
Lodging — 0.3%
Choice Hotels International, Inc.	1,100	58,883
Hilton Hotels Corp.	1,800	48,492
Marriott International, Inc. Cl. A	100	7,307
MGM Mirage(a)(b)	600	26,940
		141,622
Machinery & Components — 2.3%
Baker Hughes, Inc.	2,100	169,743
Caterpillar, Inc.	4,200	318,108
Cooper Cameron Corp.(a)	1,000	50,240
Cummins, Inc.	800	83,600
Dover Corp.	2,000	99,500
FMC Technologies, Inc.(a)	400	21,832
Grant Prideco, Inc.(a)	700	35,840
IDEX Corp.	200	10,160
Joy Global, Inc.	750	49,268
Pall Corp.	100	3,018
Parker Hannifin Corp.	800	64,840
Roper Industries, Inc.	400	18,984

	Number of Shares	Market Value
Smith International, Inc.	100	$4,223
		929,356
Manufacturing — 1.1%
Applied Materials, Inc.(b)	15,100	271,045
Avery Dennison Corp.	400	25,000
Lam Research Corp.(a)(b)	1,800	87,984
Millipore Corp.(a)(b)	400	29,512
Pentair, Inc.	300	11,484
		425,025
Medical Supplies — 3.6%
Agilent Technologies, Inc.(a)	4,900	188,258
Allergan, Inc.(b)	846	86,901
Bard (C.R.), Inc.	100	7,446
Bausch & Lomb, Inc.(b)	500	24,475
Baxter International, Inc.	4,000	150,800
Beckman Coulter, Inc.	400	20,544
Becton, Dickinson & Co.	4,400	277,376
Boston Scientific Corp.(a)(b)	2,567	59,657
Dade Behring Holdings, Inc.	600	23,400
Dentsply International, Inc.	50	2,984
Edwards Lifesciences Corp.(a)	100	4,444
Fisher Scientific International, Inc.(a)	680	47,974
Henry Schein, Inc.(a)(b)	1,000	46,620
Medtronic, Inc.	4,900	245,588
Mettler-Toledo International, Inc.(a)	500	32,400
Resmed, Inc.(a)	200	8,630
Respironics, Inc.(a)	400	14,648
St. Jude Medical, Inc.(a)	100	3,948
Stryker Corp.(b)	1,800	78,750
Techne Corp.(a)	300	16,998
Thermo Electron Corp.(a)	300	11,562
Varian Medical Systems, Inc.(a)	700	36,666
Waters Corp.(a)(b)	1,600	72,512
Zimmer Holdings, Inc.(a)	200	12,580
		1,475,161
Metals & Mining — 0.7%
Allegheny Technologies, Inc.	500	34,670
Consol Energy, Inc.	300	25,548
Freeport-McMoRan Copper & Gold, Inc. Cl. B	1,900	122,702
Phelps Dodge Corp.	500	43,095
Precision Castparts Corp.	200	12,596
Southern Copper Corp.(b)	600	59,430
		298,041
Oil & Gas — 0.1%
Pride International, Inc.(a)	900	31,401

	Number of Shares	Market Value
Pharmaceuticals — 9.6%
Abbott Laboratories	8,500	$363,290
Amgen, Inc.(a)	7,800	528,060
Barr Pharmaceuticals, Inc.(a)	625	37,844
Biogen Idec, Inc.(a)	500	22,425
Bristol-Myers Squibb Co.	3,200	81,216
Cardinal Health, Inc.	1,800	121,230
Cephalon, Inc.(a)(b)	300	19,698
Eli Lilly & Co.	3,800	201,096
Endo Pharmaceuticals Holdings, Inc.(a)	3,200	100,640
Forest Laboratories, Inc.(a)	2,000	80,760
Genentech, Inc.(a)	1,800	143,478
Genzyme Corp.(a)	1,000	61,160
Gilead Sciences, Inc.(a)(b)	2,800	161,000
Hospira, Inc.(a)	500	19,275
Invitrogen Corp.(a)	300	19,803
Johnson & Johnson	16,300	955,343
KOS Pharmaceuticals, Inc.(a)	100	4,840
McKesson Corp.	1,900	92,321
Medco Health Solutions, Inc.(a)	1,200	63,876
MedImmune, Inc.(a)	100	3,147
Merck & Co., Inc.	8,000	275,360
Mylan Laboratories, Inc.	4,350	95,004
Omnicare, Inc.	100	5,671
Schering-Plough Corp.	1,100	21,252
Sepracor, Inc.(a)(b)	600	26,784
Wyeth	7,900	384,493
		3,889,066
Prepackaged Software — 6.1%
Adobe Systems, Inc.(a)	3,552	139,238
BMC Software, Inc.(a)	3,400	73,236
CA, Inc.	1,900	48,184
Cerner Corp.(a)(b)	600	23,790
Citrix Systems, Inc.(a)	2,200	87,824
Compuware Corp.(a)	1,000	7,680
DST Systems, Inc.(a)(b)	600	36,912
Fair Isaac Corp.	2,400	89,064
Hyperion Solutions Corp.(a)	300	9,186
Intuit, Inc.(a)	1,000	54,170
McAfee, Inc.(a)	1,000	26,090
Microsoft Corp.	56,900	1,374,135
NAVTEQ(a)	500	20,760
Oracle Corp.(a)(b)	24,000	350,160
Pixar, Inc.(a)	500	32,145
Red Hat, Inc.(a)(b)	2,500	73,475
Salesforce.com, Inc.(a)(b)	600	21,030
		2,467,079

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Real Estate — 0.4%
CB Richard Ellis Group, Inc. Cl. A(a)	300	$26,367
Forest City Enterprises, Inc. Cl. A	300	13,542
General Growth Properties, Inc. REIT	400	18,780
The Mills Corp. REIT	300	9,573
ProLogis	1,600	80,352
Simon Property Group, Inc. REIT(b)	300	24,564
		173,178
Restaurants — 0.6%
Applebee's International, Inc.	500	11,605
Brinker International, Inc.	800	31,328
Darden Restaurants, Inc.	2,100	83,160
Wendy's International, Inc.	200	12,356
Yum! Brands, Inc.	2,300	118,864
		257,313
Retail — 6.9%
Advance Auto Parts Corp.	800	32,176
AutoZone, Inc.(a)	300	28,083
Barnes & Noble, Inc.	2,300	103,684
Best Buy Co., Inc.	3,950	223,807
Circuit City Stores, Inc.	500	14,375
Costco Wholesale Corp.	1,100	59,873
Dollar Tree Stores, Inc.(a)(b)	300	7,821
Family Dollar Stores, Inc.(b)	700	17,500
Foot Locker, Inc.	600	13,908
The Home Depot, Inc.	13,600	543,048
J.C. Penney Co., Inc.	1,100	72,006
Lowe's Companies, Inc.	8,300	523,315
Marvel Entertainment, Inc.(a)(b)	450	8,780
Men's Wearhouse, Inc.	1,300	46,072
MSC Industrial Direct Co. Cl. A	200	10,372
O'Reilly Automotive, Inc.(a)	600	20,328
RadioShack Corp.	500	8,500
Sears Holdings Corp.(a)	600	86,214
Staples, Inc.	4,550	120,166
Target Corp.	3,400	180,540
Tiffany & Co.	300	10,467
The TJX Cos., Inc.	3,000	72,390
Walgreen Co.	1,700	71,281
Wal-Mart Stores, Inc.(b)	11,300	508,839
		2,783,545

	Number of Shares	Market Value
Retail – Grocery — 0.1%
Whole Foods Market, Inc.	700	$42,966
Telephone Utilities — 0.5%
Alltel Corp.	100	6,437
NII Holdings, Inc. Cl. B(a)(b)	600	35,940
Sprint Nextel Corp.	3,308	82,038
West Corp.(a)	1,600	74,112
		198,527
Tobacco — 1.0%
Altria Group, Inc.	5,300	387,748
UST, Inc.(b)	300	13,179
		400,927
Transportation — 1.7%
FedEx Corp.	1,800	207,234
J.B. Hunt Transport Services, Inc.	500	11,915
Landstar System, Inc.	600	25,494
Norfolk Southern Corp.	1,400	75,600
Robinson (C.H.) Worldwide, Inc.	1,000	44,350
United Parcel Service, Inc. Cl. B	3,800	308,066
		672,659
TOTAL EQUITIES (Cost $36,531,581)		39,178,104
MUTUAL FUND — 1.2%
iShares Russell 1000 Growth Index Fund	9,100	477,113
TOTAL MUTUAL FUND (Cost $477,713)		477,113
TOTAL LONG TERM INVESTMENTS (Cost $37,009,294)		39,655,217
	Principal Amount
SHORT-TERM INVESTMENTS — 12.7%
Cash Equivalents — 10.7%(c)
Abbey National PLC Eurodollar Time Deposit 4.770% 05/03/2006	$104,356	104,356
ABN Amro Bank NV Eurodollar Time Deposit 4.920% 05/30/2006	104,352	104,352
Banco Santander Central Hispano SA Commercial Paper 4.771% 05/02/2006	48,698	48,698

	Principal Amount	Market Value
Banco Santander Central Hispano SA Commercial Paper 4.772% 05/03/2006	$69,568	$69,568
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 4.950% 06/20/2006	41,741	41,741
Bank of America 4.770% 05/16/2006	53,529	53,529
Bank of America 4.970% 06/19/2006	62,611	62,611
Bank of Montreal Eurodollar Time Deposit 4.770% 05/02/2006	69,568	69,568
Bank of Nova Scotia Eurodollar Time Deposit 4.790% 05/10/2006	104,352	104,352
Bank of Nova Scotia Eurodollar Time Deposit 4.800% 05/11/2006	69,568	69,568
Barclays Eurodollar Time Deposit 4.770% 05/16/2006	118,266	118,266
Barclays Eurodollar Time Deposit 4.790% 05/10/2006	41,741	41,741
BNP Paribas Eurodollar Time Deposit 4.760% 05/02/2006	55,655	55,655
BNP Paribas Eurodollar Time Deposit 4.820% 05/05/2006	104,352	104,352
Branch Banker & Trust Eurodollar Time Deposit 4.850% 05/19/2006	104,352	104,352
Calyon Eurodollar Time Deposit 4.740% 05/09/2006	104,352	104,352
Calyon Eurodollar Time Deposit 4.910% 06/02/2006	104,352	104,352
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.970% 06/23/2006	69,568	69,568
Deutsche Bank Eurodollar Time Deposit 4.760% 05/01/2006	104,352	104,352
Dexia Group Eurodollar Time Deposit 4.755% 05/05/2006	69,568	69,568

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Dexia Group Eurodollar Time Deposit 4.775% 05/04/2006	$34,784	$34,784
Federal Home Loan Bank Discount Note 4.668% 05/02/2006	33,744	33,744
First Tennessee National Corporation Eurodollar Time Deposit 4.950% 06/19/2006	69,568	69,568
Fortis Bank Eurodollar Time Deposit 4.770% 05/01/2006	27,827	27,827
Fortis Bank Eurodollar Time Deposit 4.830% 05/08/2006	34,784	34,784
Fortis Bank Eurodollar Time Deposit 4.840% 05/12/2006	104,352	104,352
Fortis Bank Eurodollar Time Deposit 4.970% 06/22/2006	34,784	34,784
Freddie Mac Discount Note 4.711% 05/03/2006	12,211	12,211
General Electric Capital Corp. Commercial Paper 4.727% 05/09/2006	138,049	138,049
Harris NA Eurodollar Time Deposit 4.900% 05/23/2006	69,568	69,568
HBOS Halifax Bank of Scotland Certificate of Deposit 4.789% 07/10/2006	69,568	69,568
Lloyds TSB Bank Eurodollar Time Deposit 4.810% 05/11/2006	118,266	118,266
Marshall & Ilsley Bank Eurodollar Time Deposit 4.990% 06/23/2006	55,655	55,655
Nordea Bank Finland PLC Eurodollar Time Deposit 4.970% 05/30/2006	132,179	132,179
Rabobank Nederland Eurodollar Time Deposit 4.820% 05/01/2006	118,266	118,266
Rabobank Nederland Eurodollar Time Deposit 4.920% 06/12/2006	104,352	104,352
Royal Bank of Canada Eurodollar Time Deposit 4.765% 05/01/2006	139,136	139,136

	Principal Amount	Market Value
Royal Bank of Canada Eurodollar Time Deposit 4.990% 06/27/2006	$130,788	$130,788
Royal Bank of Scotland Eurodollar Time Deposit 4.760% 05/08/2006	104,352	104,352
Royal Bank of Scotland Eurodollar Time Deposit 4.810% 05/09/2006	48,698	48,698
Royal Bank of Scotland Eurodollar Time Deposit 4.870% 05/12/2006	90,439	90,439
Societe Generale Eurodollar Time Deposit 4.700% 05/05/2006	34,784	34,784
Societe Generale Eurodollar Time Deposit 4.780% 05/04/2006	139,136	139,136
Societe Generale Eurodollar Time Deposit 4.790% 05/10/2006	48,698	48,698
Standard Chartered Bank Eurodollar Time Deposit 5.000% 06/27/2006	69,568	69,568
Svenska Handlesbanken Eurodollar Time Deposit 4.820% 05/01/2006	274,331	274,331
The Bank of the West Eurodollar Time Deposit 4.940% 06/16/2006	90,439	90,439
UBS AG Eurodollar Time Deposit 4.940% 06/16/2006	139,136	139,136
UBS AG Eurodollar Time Deposit 4.950% 06/20/2006	55,655	55,655
Wells Fargo Eurodollar Time Deposit 4.860% 05/12/2006	104,352	104,352
Wells Fargo Eurodollar Time Deposit 4.870% 05/11/2006	34,784	34,784
Wells Fargo Eurodollar Time Deposit 4.900% 05/15/2006	69,568	69,568
		4,336,722

	Principal Amount	Market Value
Repurchase Agreements — 2.0%
Investors Bank & Trust Company Repurchase Agreement, dated 04/28/2006, 3.23%, due 05/01/2006(d)	$820,986	$820,986
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		5,157,708
TOTAL INVESTMENTS — 110.8% (Cost $42,167,002)(e)		44,812,925
Other Assets/ (Liabilities) — (10.8%)		(4,364,574)
NET ASSETS — 100.0%		$40,448,351

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan. (Note 2).

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $821,207. Collateralized by a U.S Government Agency obligation with a rate of 5.500%, maturity date of 06/25/2022, and an aggregate market value, including accrued interest, of $862,036.

(e)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Mid-Cap Value Fund – Portfolio of Investments

April 30, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 97.7%
COMMON STOCK
Aerospace & Defense — 1.5%
Alliant Techsystems, Inc.(a)	2,100	$167,979
Apparel, Textiles & Shoes — 4.3%
Abercrombie & Fitch Co. Cl. A	2,700	163,971
American Eagle Outfitters, Inc.	5,400	174,960
VF Corp.	2,400	146,856
		485,787
Automotive & Parts — 1.0%
BorgWarner, Inc.	1,900	115,387
Banking, Savings & Loans — 3.0%
BOK Financial Corp.	3,800	184,984
The Colonial BancGroup, Inc.	5,900	152,987
		337,971
Broadcasting, Publishing & Printing — 1.9%
RH Donnelley Corp.(a)	3,700	207,681
Building Materials & Construction — 1.1%
Masco Corp.	3,800	121,220
Chemicals — 7.0%
Air Products & Chemicals, Inc.	2,000	137,040
Cytec Industries, Inc.	600	36,282
FMC Corp.	1,800	114,408
Hercules, Inc.(a)	18,515	263,098
Nalco Holding Co.(a)	5,200	98,020
Rockwood Holdings, Inc.(a)	5,800	137,866
		786,714
Commercial Services — 3.0%
URS Corp.(a)	7,700	331,639
Communications — 2.9%
Citizens Communications Co.	8,300	110,224
Harris Corp.	4,700	218,879
		329,103
Containers — 1.9%
Owens-Illinois, Inc.(a)	11,900	217,532
Cosmetics & Personal Care — 1.6%
Alberto-Culver Co.	4,000	179,880

	Number of Shares	Market Value
Data Processing & Preparation — 1.1%
Kronos, Inc.(a)	2,700	$123,228
Electric Utilities — 4.9%
Energy East Corp.	6,900	166,704
NorthWestern Corp.	10,700	375,891
		542,595
Electrical Equipment & Electronics — 2.8%
Amphenol Corp. Cl. A	4,200	242,760
Johnson Controls, Inc.	800	65,240
		308,000
Energy — 6.3%
Ashland, Inc.	2,100	138,222
BJ Services Co.	2,600	98,930
Forest Oil Corp.(a)	2,200	80,454
Nabors Industries Ltd.(a)	3,200	119,456
National-Oilwell Varco, Inc.(a)	2,208	152,286
Patterson-UTI Energy, Inc.	3,700	119,732
		709,080
Financial Services — 11.7%
American Capital Strategies, Ltd.	7,400	257,668
American Financial Realty Trust	9,800	111,524
CapitalSource, Inc.	6,100	143,350
CIT Group, Inc.	2,600	140,426
KKR Financial Corp. REIT	15,500	334,800
Newcastle Investment Corp. REIT	7,500	168,075
Nuveen Investments, Inc. Cl. A	3,200	153,984
		1,309,827
Healthcare — 1.1%
DaVita, Inc.(a)	1,400	78,764
Triad Hospitals, Inc.(a)	1,000	41,200
		119,964
Home Construction, Furnishings & Appliances — 0.6%
Mohawk Industries, Inc.(a)	900	72,090
Industrial – Distribution — 1.7%
Grainger (W.W.), Inc.	2,400	184,608
Industrial – Diversified — 3.5%
Carlisle Companies, Inc.	3,100	261,950
Harsco Corp.	1,500	125,025
		386,975

	Number of Shares	Market Value
Insurance — 6.5%
Assurant, Inc.	2,300	$110,791
Conseco, Inc.(a)	9,800	247,450
Platinum Underwriters Holdings Ltd.	7,000	192,990
Reinsurance Group of America, Inc.	3,700	177,970
		729,201
Lodging — 5.2%
Hilton Hotels Corp.	12,700	342,138
Host Hotels & Resorts, Inc.	11,600	243,832
		585,970
Machinery & Components — 2.6%
Dover Corp.	3,100	154,225
Grant Prideco, Inc.(a)	2,600	133,120
		287,345
Manufacturing — 1.0%
American Standard Companies, Inc.	2,500	108,825
Medical Supplies — 1.8%
Beckman Coulter, Inc.	4,000	205,440
Metals & Mining — 0.7%
International Coal Group, Inc.(a)	7,300	75,190
Pharmaceuticals — 3.1%
Endo Pharmaceuticals Holdings, Inc.(a)	5,900	185,555
Omnicare, Inc.	2,800	158,788
		344,343
Real Estate — 0.8%
WCI Communities, Inc.(a)	3,700	94,831
Retail — 4.4%
Foot Locker, Inc.	6,000	139,080
Men's Wearhouse, Inc.	9,800	347,312
		486,392
Telephone Utilities — 1.7%
Valor Communications Group, Inc.	14,800	193,140
Transportation — 7.0%
Alexander & Baldwin, Inc.	3,400	169,558
Con-way, Inc.	2,400	133,728
J.B. Hunt Transport Services, Inc.	7,400	176,342

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Royal Caribbean Cruises Ltd.	4,000	$167,160
Swift Transportation Co., Inc.(a)	4,450	133,277
		780,065
TOTAL EQUITIES (Cost $10,159,135)		10,928,002
	Principal Amount
SHORT-TERM INVESTMENTS — 1.7%
Repurchase Agreements
Investors Bank & Trust Company Repurchase Agreement, dated 04/28/2006, 3.23%, due 05/01/2006(b)	$189,226	189,226
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		189,226
TOTAL INVESTMENTS — 99.4% (Cost $10,348,361)(c)		11,117,228
Other Assets/ (Liabilities) — 0.6%		65,330
NET ASSETS — 100.0%		$11,182,558

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)  Non-income producing security.

(b)  Maturity value of $189,277. Collateralized by a U.S. Government Agency obligation with a rate of 7.550%, maturity date of 10/25/2029, and an aggregate market value, including accrued interest of $198,687.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Capitalization Value Fund – Portfolio of Investments

April 30, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 93.0%
COMMON STOCK
Apparel, Textiles & Shoes — 2.8%
Dixie Group, Inc.(a)	50,800	$742,696
Interface, Inc. Cl. A(a)	125,946	1,619,665
Talbots, Inc.	45,000	1,067,400
		3,429,761
Automotive & Parts — 1.6%
Cooper Tire & Rubber Co.(b)	57,764	733,603
Rush Enterprises, Inc. Cl. A(a)	60,800	1,159,456
		1,893,059
Banking, Savings & Loans — 14.1%
Center Financial Corp.	61,550	1,373,796
Commercial Capital Bancorp, Inc.(b)	70,258	1,100,943
Community Bancorp/NV(a)	21,390	697,956
EuroBancshares, Inc.(a)	55,244	590,006
First Midwest Bancorp, Inc.	3,700	133,311
Harrington West Financial Group, Inc.	26,343	432,815
Pacific Capital Bancorp	39,126	1,312,286
Preferred Bank/ Los Angeles, CA	18,860	953,373
PrivateBancorp, Inc.(b)	34,785	1,539,236
Santander BanCorp(b)	51,180	1,192,494
Smithtown Bancorp, Inc.	200	7,330
Sterling Financial Corp.	46,664	1,500,248
Sun Bancorp, Inc., NJ(a)	41,374	755,903
UCBH Holdings, Inc.	68,880	1,218,487
Valley Bancorp(a)	41,705	1,665,698
Virginia Commerce Bancorp(a)(b)	56,877	2,064,635
W Holding Co., Inc.	76,963	576,453
		17,114,970
Broadcasting, Publishing & Printing — 1.2%
RH Donnelley Corp.(a)	25,174	1,413,017
Building Materials & Construction — 1.6%
US Concrete, Inc.(a)	144,375	1,980,825
Chemicals — 2.3%
Applied Films Corp.(a)	54,462	1,193,807
PolyOne Corp.(a)	177,144	1,573,039
		2,766,846
Commercial Services — 6.8%
Asset Acceptance Capital Corp.(a)	76,102	1,589,771

	Number of Shares	Market Value
H&E Equipment Services, Inc.(a)	39,600	$1,382,436
Hudson Highland Group, Inc.(a)(b)	76,700	1,545,505
ITT Educational Services, Inc.(a)	28,469	1,809,205
Source Interlink Co., Inc.(a)(b)	88,358	956,917
Universal Technical Institute, Inc.(a)	39,661	977,644
		8,261,478
Communications — 3.4%
Comtech Telecommunications(a)	39,423	1,121,584
EFJ, Inc.(a)	131,000	1,338,820
Premiere Global Services, Inc.(a)	123,300	962,973
Tollgrade Communications, Inc.(a)	58,963	676,306
		4,099,683
Computer Integrated Systems Design — 2.7%
Mentor Graphics Corp.(a)	126,075	1,655,365
Radiant Systems, Inc.(a)	127,500	1,657,500
		3,312,865
Computer Programming Services — 2.8%
Covansys Corp.(a)	77,470	1,347,978
Stellent, Inc.	157,256	2,014,449
		3,362,427
Computers & Information — 1.1%
Paxar Corp.(a)	60,201	1,314,790
Electrical Equipment & Electronics — 4.8%
Benchmark Electronics, Inc.(a)(b)	66,142	1,805,677
C&D Technologies, Inc.	146,313	1,179,283
Technitrol, Inc.	56,930	1,425,527
Tyler Technologies, Inc.(a)	133,349	1,470,839
		5,881,326
Energy — 4.4%
Basic Energy Services, Inc.(a)	56,100	1,869,813
Energen Corp.	65,472	2,309,197
Energy Partners, Ltd.(a)	45,000	1,160,550
		5,339,560
Entertainment & Leisure — 1.3%
Steinway Musical Instruments, Inc.(a)	49,855	1,602,838

	Number of Shares	Market Value
Financial Services — 9.2%
Bancorp, Inc./ Wilmington DE(a)	87,229	$2,101,347
Columbia Equity Trust, Inc. REIT	85,900	1,392,439
Greenhill & Co., Inc.(b)	19,378	1,374,288
Piper Jaffray Cos.(a)	29,400	2,055,060
Sanders Morris Harris Group, Inc.	19,148	313,836
SL Green Realty Corp.	27,362	2,708,838
Thomas Weisel Partners Group, Inc.(a)(b)	64,300	1,303,361
		11,249,169
Foods — 2.5%
Diamond Foods, Inc.	68,000	1,292,000
United Natural Foods, Inc.(a)(b)	55,707	1,780,953
		3,072,953
Heavy Machinery — 2.5%
The Manitowoc Co., Inc.	62,200	3,084,498
Home Construction, Furnishings & Appliances — 2.0%
Movado Group, Inc.	124,235	2,443,702
Industrial – Diversified — 5.3%
Carlisle Companies, Inc.	38,350	3,240,575
Harsco Corp.	38,728	3,227,979
		6,468,554
Insurance — 6.7%
American Safety Insurance Holdings, Ltd.(a)	55,400	946,786
Delphi Financial Group, Inc. Cl. A	39,512	2,070,034
EMC Insurance Group, Inc.	77,809	2,275,913
ProAssurance Corp.(a)	35,738	1,800,480
United Fire & Casualty Co.	36,504	1,092,930
		8,186,143
Medical Supplies — 1.1%
FEI Co.(a)	62,381	1,356,163
Metals & Mining — 1.2%
Massey Energy Co.(b)	36,273	1,401,951
Pharmaceuticals — 2.1%
Inverness Medical Innovations, Inc.(a)(b)	59,241	1,540,266
Prestige Brands Holdings, Inc.(a)	87,700	1,072,571
		2,612,837

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Capitalization Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Prepackaged Software — 1.1%
Aspen Technology, Inc.(a)(b)	105,300	$1,354,158
Real Estate — 1.3%
WCI Communities, Inc.(a)(b)	59,912	1,535,544
Retail — 3.2%
Big 5 Sporting Goods Corp.	24,700	457,691
Caribou Coffee Co., Inc.(a)(b)	89,500	939,750
Central Garden & Pet Co.(a)	51,393	2,531,619
		3,929,060
Transportation — 3.9%
Marten Transport Ltd.(a)	96,787	2,108,021
Wabtec Corp.	73,302	2,677,722
		4,785,743
TOTAL EQUITIES (Cost $82,029,113)		113,253,920
	Principal Amount
SHORT-TERM INVESTMENTS — 23.9%
Cash Equivalents — 16.6%(c)
Abbey National PLC Eurodollar Time Deposit 4.770% 05/03/2006	$486,620	486,620
ABN Amro Bank NV Eurodollar Time Deposit 4.920% 05/30/2006	486,620	486,620
Banco Santander Central Hispano SA Commercial Paper 4.771% 05/02/2006	227,089	227,089
Banco Santander Central Hispano SA Commercial Paper 4.772% 05/03/2006	324,413	324,413
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 4.950% 06/20/2006	194,647	194,647
Bank of America 4.770% 05/16/2006	249,620	249,620
Bank of America 4.970% 06/19/2006	291,971	291,971
Bank of Montreal Eurodollar Time Deposit 4.770% 05/02/2006	324,414	324,414

	Principal Amount	Market Value
Bank of Nova Scotia Eurodollar Time Deposit 4.790% 05/10/2006	$486,621	$486,621
Bank of Nova Scotia Eurodollar Time Deposit 4.800% 05/11/2006	324,414	324,414
Barclays Eurodollar Time Deposit 4.770% 05/16/2006	551,503	551,503
Barclays Eurodollar Time Deposit 4.790% 05/10/2006	194,648	194,648
BNP Paribas Eurodollar Time Deposit 4.760% 05/02/2006	259,531	259,531
BNP Paribas Eurodollar Time Deposit 4.820% 05/05/2006	486,621	486,621
Branch Banker & Trust Eurodollar Time Deposit 4.850% 05/19/2006	486,621	486,621
Calyon Eurodollar Time Deposit 4.740% 05/09/2006	486,621	486,621
Calyon Eurodollar Time Deposit 4.910% 06/02/2006	486,621	486,621
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.970% 06/23/2006	324,414	324,414
Deutsche Bank Eurodollar Time Deposit 4.760% 05/01/2006	486,621	486,621
Dexia Group Eurodollar Time Deposit 4.755% 05/05/2006	324,414	324,414
Dexia Group Eurodollar Time Deposit 4.775% 05/04/2006	162,207	162,207
Federal Home Loan Bank Discount Note 4.668% 05/02/2006	157,358	157,358
First Tennessee National Corporation Eurodollar Time Deposit 4.950% 06/19/2006	324,414	324,414
Fortis Bank Eurodollar Time Deposit 4.770% 05/01/2006	129,765	129,765
Fortis Bank Eurodollar Time Deposit 4.830% 05/08/2006	162,207	162,207

	Principal Amount	Market Value
Fortis Bank Eurodollar Time Deposit 4.840% 05/12/2006	$486,621	$486,621
Fortis Bank Eurodollar Time Deposit 4.970% 06/22/2006	162,207	162,207
Freddie Mac Discount Note 4.711% 05/03/2006	56,945	56,945
General Electric Capital Corp. Commercial Paper 4.727% 05/09/2006	643,756	643,756
Harris NA Eurodollar Time Deposit 4.900% 05/23/2006	324,414	324,414
HBOS Halifax Bank of Scotland Certificate of Deposit 4.789% 07/10/2006	324,414	324,414
Lloyds TSB Bank Eurodollar Time Deposit 4.810% 05/11/2006	551,503	551,503
Marshall & Ilsley Bank Eurodollar Time Deposit 4.990% 06/23/2006	259,531	259,531
Nordea Bank Finland PLC Eurodollar Time Deposit 4.970% 05/30/2006	616,386	616,386
Rabobank Nederland Eurodollar Time Deposit 4.820% 05/01/2006	551,503	551,503
Rabobank Nederland Eurodollar Time Deposit 4.920% 06/12/2006	486,621	486,621
Royal Bank of Canada Eurodollar Time Deposit 4.765% 05/01/2006	648,827	648,827
Royal Bank of Canada Eurodollar Time Deposit 4.990% 06/27/2006	609,898	609,898
Royal Bank of Scotland Eurodollar Time Deposit 4.760% 05/08/2006	486,621	486,621
Royal Bank of Scotland Eurodollar Time Deposit 4.810% 05/09/2006	227,090	227,090
Royal Bank of Scotland Eurodollar Time Deposit 4.870% 05/12/2006	421,738	421,738
Societe Generale Eurodollar Time Deposit 4.700% 05/05/2006	162,207	162,207

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Capitalization Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Societe Generale Eurodollar Time Deposit 4.780% 05/04/2006	$648,827	$648,827
Societe Generale Eurodollar Time Deposit 4.790% 05/10/2006	227,090	227,090
Standard Chartered Bank Eurodollar Time Deposit 5.000% 06/27/2006	324,414	324,414
Svenska Handlesbanken Eurodollar Time Deposit 4.820% 05/01/2006	1,279,275	1,279,275
The Bank of the West Eurodollar Time Deposit 4.940% 06/16/2006	421,738	421,738
UBS AG Eurodollar Time Deposit 4.940% 06/16/2006	648,827	648,827
UBS AG Eurodollar Time Deposit 4.950% 06/20/2006	259,531	259,531
Wells Fargo Eurodollar Time Deposit 4.860% 05/12/2006	486,621	486,621
Wells Fargo Eurodollar Time Deposit 4.870% 05/11/2006	162,207	162,207
Wells Fargo Eurodollar Time Deposit 4.900% 05/15/2006	324,414	324,414
		20,223,221
Repurchase Agreements — 7.3%
Investors Bank & Trust Company Repurchase Agreement, dated 04/28/2006, 3.23%, due 05/01/2006(d)	8,863,629	8,863,629
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		29,086,850
TOTAL INVESTMENTS — 116.9% (Cost $111,115,963)(e)		142,340,770
Other Assets/ (Liabilities) — (16.9%)		(20,590,108)
NET ASSETS — 100.0%		$121,750,662

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan (Note 2).

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $8,866,015. Collateralized by a U.S. Government Agency obligation with a rate of 7.700%, maturity date of 11/25/2028 and an aggregate market value, including accrued interest, of $9,306,811.

(e)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments

April 30, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 98.3%
COMMON STOCK
Aerospace & Defense — 1.8%
HEICO Corp.(a)	452,000	$14,825,600
Apparel, Textiles & Shoes — 4.0%
Carter's, Inc.(b)	181,300	12,212,368
The Finish Line, Inc. Cl. A	259,400	4,274,912
Hot Topic, Inc.(a)(b)	1,119,017	16,595,022
		33,082,302
Banking, Savings & Loans — 9.1%
Alabama National Bancorp	106,372	7,326,903
Centennial Bank Holdings, Inc.(a)(b)	663,200	7,600,272
First Republic Bank	389,825	16,965,184
Pacific Capital Bancorp	570,321	19,128,566
UMB Financial Corp.	175,700	11,930,030
Webster Financial Corp.	252,742	11,866,237
		74,817,192
Broadcasting, Publishing & Printing — 3.1%
Gray Television, Inc.	1,330,000	10,094,700
Lin TV Corp. Cl. A(b)	957,800	8,466,952
Saga Communications, Inc. Cl. A(b)	776,168	7,109,699
		25,671,351
Building Materials & Construction — 2.0%
Interline Brands, Inc.(b)	616,676	16,526,917
Chemicals — 6.5%
MacDermid, Inc.	454,000	15,572,200
Rockwood Holdings, Inc.(b)	434,500	10,328,065
Spartech Corp.	651,900	15,404,397
West Pharmaceutical Services, Inc.	350,200	12,474,124
		53,778,786
Commercial Services — 9.2%
ADVO, Inc.(a)	221,100	6,265,974
FTI Consulting, Inc.(a)(b)	363,700	10,452,738
G&K Services, Inc. Cl. A	467,600	19,157,572
PRA International(b)	331,000	7,699,060
Universal Technical Institute, Inc.(a)(b)	337,219	8,312,448
Valassis Communications, Inc.(a)(b)	298,700	8,742,949
Wright Express Corp.(b)	499,300	15,373,447
		76,004,188

	Number of Shares	Market Value
Computers & Information — 1.2%
Schawk, Inc.	390,518	$9,895,726
Electric Utilities — 0.5%
Aquila, Inc.(b)	971,600	4,207,028
Electrical Equipment & Electronics — 8.6%
Baldor Electric Co.	483,200	16,042,240
Cognex Corp.	293,600	7,824,440
Entegris, Inc.(b)	1,815,492	18,481,709
Micrel, Inc.(b)	930,800	11,951,472
Teleflex, Inc.	254,600	16,610,104
		70,909,965
Energy — 8.7%
Headwaters, Inc.(a)(b)	327,300	11,023,464
Rowan Companies, Inc.	207,000	9,176,310
RPC, Inc.	457,250	12,661,253
Unit Corp.(b)	298,100	17,215,275
W-H Energy Services, Inc.(b)	420,000	21,105,000
		71,181,302
Financial Services — 9.7%
Boston Private Financial Holdings, Inc.	233,500	7,763,875
Chittenden Corp.	394,250	10,865,530
Eaton Vance Corp.	898,300	25,574,601
Fidelity Bankshares, Inc.	339,350	10,933,857
Jefferies Group, Inc.	375,800	24,971,910
		80,109,773
Heavy Machinery — 2.0%
RBC Bearings, Inc.(b)	689,145	16,325,845
Home Construction, Furnishings & Appliances — 1.4%
Fossil, Inc.(a)(b)	718,772	11,687,233
Household Products — 1.2%
Trex Company, Inc.(a)(b)	336,900	10,066,572
Industrial – Diversified — 1.4%
Carlisle Companies, Inc.a	133,000	11,238,500
Insurance — 2.9%
Harleysville Group, Inc.	276,100	8,283,000
HCC Insurance Holdings, Inc.	305,800	10,241,242
IPC Holdings Ltd.	192,100	5,123,307
		23,647,549

	Number of Shares	Market Value
Machinery & Components — 8.4%
Actuant Corp. Cl. A(a)	252,300	$16,134,585
IDEX Corp.	322,800	16,398,240
Kaydon Corp.(a)	464,900	19,962,806
Roper Industries, Inc.	350,600	16,639,476
		69,135,107
Medical Supplies — 5.4%
Coherent, Inc.(b)	673,317	24,919,462
II-VI, Inc.(a)(b)	680,123	14,731,464
Varian, Inc.(b)	103,700	4,487,099
		44,138,025
Metals & Mining — 1.1%
Matthews International Corp. Cl. A	270,500	9,413,400
Pharmaceuticals — 0.6%
Charles River Laboratories International, Inc.(b)	106,100	5,013,225
Prepackaged Software — 1.0%
Dendrite International, Inc.(b)	665,515	8,272,351
Restaurants — 1.3%
RARE Hospitality International, Inc.(b)	331,831	10,326,581
Transportation — 7.2%
Heartland Express, Inc.(a)	451,235	10,969,523
Knight Transportation, Inc.(a)	505,950	9,881,204
Landstar System, Inc.	427,800	18,177,222
Robinson (C.H.) Worldwide, Inc.(a)	448,400	19,886,540
		58,914,489
TOTAL EQUITIES (Cost $607,182,082)		809,189,007
	Principal Amount
SHORT-TERM INVESTMENTS — 18.0%
Cash Equivalents — 15.7%(c)
Abbey National PLC Eurodollar Time Deposit 4.770% 05/03/2006	$3,101,742	3,101,742

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
ABN Amro Bank NV Eurodollar Time Deposit 4.920% 05/30/2006	$3,101,739	$3,101,739
Banco Santander Central Hispano SA Commercial Paper 4.771% 05/02/2006	1,447,478	1,447,478
Banco Santander Central Hispano SA Commercial Paper 4.772% 05/03/2006	2,067,826	2,067,826
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 4.950% 06/20/2006	1,240,696	1,240,696
Bank of America 4.770% 05/16/2006	1,591,094	1,591,094
Bank of America 4.970% 06/19/2006	1,861,043	1,861,043
Bank of Montreal Eurodollar Time Deposit 4.770% 05/02/2006	2,067,826	2,067,826
Bank of Nova Scotia Eurodollar Time Deposit 4.790% 05/10/2006	3,101,739	3,101,739
Bank of Nova Scotia Eurodollar Time Deposit 4.800% 05/11/2006	2,067,826	2,067,826
Barclays Eurodollar Time Deposit 4.770% 05/16/2006	3,515,304	3,515,304
Barclays Eurodollar Time Deposit 4.790% 05/10/2006	1,240,696	1,240,696
BNP Paribas Eurodollar Time Deposit 4.760% 05/02/2006	1,654,261	1,654,261
BNP Paribas Eurodollar Time Deposit 4.820% 05/05/2006	3,101,739	3,101,739
Branch Banker & Trust Eurodollar Time Deposit 4.850% 05/19/2006	3,101,739	3,101,739
Calyon Eurodollar Time Deposit 4.740% 05/09/2006	3,101,739	3,101,739
Calyon Eurodollar Time Deposit 4.910% 06/02/2006	3,101,739	3,101,739
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.970% 06/23/2006	2,067,826	2,067,826

	Principal Amount	Market Value
Deutsche Bank Eurodollar Time Deposit 4.760% 05/01/2006	$3,101,739	$3,101,739
Dexia Group Eurodollar Time Deposit 4.755% 05/05/2006	2,067,826	2,067,826
Dexia Group Eurodollar Time Deposit 4.775% 05/04/2006	1,033,913	1,033,913
Federal Home Loan Bank Discount Note 4.668% 05/02/2006	1,003,007	1,003,007
First Tennessee National Corporation Eurodollar Time Deposit 4.950% 06/19/2006	2,067,826	2,067,826
Fortis Bank Eurodollar Time Deposit 4.770% 05/01/2006	827,130	827,130
Fortis Bank Eurodollar Time Deposit 4.830% 05/08/2006	1,033,913	1,033,913
Fortis Bank Eurodollar Time Deposit 4.840% 05/12/2006	3,101,739	3,101,739
Fortis Bank Eurodollar Time Deposit 4.970% 06/22/2006	1,033,913	1,033,913
Freddie Mac Discount Note 4.711% 05/03/2006	362,970	362,970
General Electric Capital Corp. Commercial Paper 4.727% 05/09/2006	4,103,325	4,103,325
Harris NA Eurodollar Time Deposit 4.900% 05/23/2006	2,067,826	2,067,826
HBOS Halifax Bank of Scotland Certificate of Deposit 4.789% 07/10/2006	2,067,826	2,067,826
Lloyds TSB Bank Eurodollar Time Deposit 4.810% 05/11/2006	3,515,304	3,515,304
Marshall & Ilsley Bank Eurodollar Time Deposit 4.990% 06/23/2006	1,654,261	1,654,261
Nordea Bank Finland PLC Eurodollar Time Deposit 4.970% 05/30/2006	3,928,869	3,928,869
Rabobank Nederland Eurodollar Time Deposit 4.820% 05/01/2006	3,515,304	3,515,304

	Principal Amount	Market Value
Rabobank Nederland Eurodollar Time Deposit 4.920% 06/12/2006	$3,101,739	$3,101,739
Royal Bank of Canada Eurodollar Time Deposit 4.765% 05/01/2006	4,135,652	4,135,652
Royal Bank of Canada Eurodollar Time Deposit 4.990% 06/27/2006	3,887,513	3,887,513
Royal Bank of Scotland Eurodollar Time Deposit 4.760% 05/08/2006	3,101,739	3,101,739
Royal Bank of Scotland Eurodollar Time Deposit 4.810% 05/09/2006	1,447,478	1,447,478
Royal Bank of Scotland Eurodollar Time Deposit 4.870% 05/12/2006	2,688,174	2,688,174
Societe Generale Eurodollar Time Deposit 4.700% 05/05/2006	1,033,913	1,033,913
Societe Generale Eurodollar Time Deposit 4.780% 05/04/2006	4,135,652	4,135,652
Societe Generale Eurodollar Time Deposit 4.790% 05/10/2006	1,447,478	1,447,478
Standard Chartered Bank Eurodollar Time Deposit 5.000% 06/27/2006	2,067,826	2,067,826
Svenska Handlesbanken Eurodollar Time Deposit 4.820% 05/01/2006	8,154,152	8,154,152
The Bank of the West Eurodollar Time Deposit 4.940% 06/16/2006	2,688,174	2,688,174
UBS AG Eurodollar Time Deposit 4.940% 06/16/2006	4,135,652	4,135,652
UBS AG Eurodollar Time Deposit 4.950% 06/20/2006	1,654,261	1,654,261
Wells Fargo Eurodollar Time Deposit 4.860% 05/12/2006	3,101,739	3,101,739
Wells Fargo Eurodollar Time Deposit 4.870% 05/11/2006	1,033,913	1,033,913
Wells Fargo Eurodollar Time Deposit 4.900% 05/15/2006	2,067,826	2,067,826
		128,903,624

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Repurchase Agreements — 2.3%
Investors Bank & Trust Company Repurchase Agreement, dated 04/28/2006, 3.23%, due 05/01/2006(d)	$18,883,268	$18,883,268
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		147,786,892
TOTAL INVESTMENTS — 116.3% (Cost $754,968,974)(e)		956,975,899
Other Assets/ (Liabilities) — (16.3%)		(134,027,212)
NET ASSETS — 100.0%		$822,948,687

Notes to Portfolio of Investments

(a)  Denotes all or a portion of security on loan. (Note 2).

(b)  Non-income producing security.

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of 18,888,350. Collateralized by a U.S. Government Agency oligation, with a rate of 4.623%, maturity date of 09/01/2034 and an aggregate market value, including accrued interest, of 19,827,431.

(e)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments

April 30, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 98.1%
COMMON STOCK — 97.6%
Advertising — 0.8%
Getty Images, Inc.(a)	12,200	$780,922
JC Decaux SA(a)(b)	92,950	2,764,320
WPP Group PLC	203,350	2,490,330
		6,035,572
Aerospace & Defense — 4.1%
Boeing Co.	59,700	4,981,965
Empresa Brasileira de Aeronautica SA, ADR (Brazil)(b)	178,600	6,935,038
European Aeronautic Defense and Space Co.(a)(b)	191,020	7,495,664
Lockheed Martin Corp.	48,300	3,665,970
Northrop Grumman Corp.	53,800	3,599,220
Raytheon Co.	108,200	4,790,014
		31,467,871
Apparel, Textiles & Shoes — 2.3%
Burberry Group PLC	285,180	2,431,479
Coach, Inc.(a)	107,800	3,559,556
Hennes & Mauritz AB Cl. B(b)	318,000	11,995,713
		17,986,748
Automotive & Parts — 1.8%
Bayerische Motoren Werke AG	120,107	6,497,054
Toyota Motor Corp.	124,730	7,281,895
		13,778,949
Banking, Savings & Loans — 7.1%
Anglo Irish Bank Corp. PLC	119,140	1,954,692
Credit Saison Co., Ltd.	89,520	4,672,811
Credit Suisse Group(b)	160,325	9,975,323
HSBC Holdings PLC	436,447	7,459,216
ICICI Bank, Ltd., Sponsored ADR (India)	88,200	2,419,326
JP Morgan Chase & Co.	139,200	6,316,896
Northern Trust Corp.	126,500	7,449,585
Resona Holdings, Inc.	1,105	3,748,041
Royal Bank of Scotland Group PLC	340,920	11,046,233
		55,042,123

	Number of Shares	Market Value
Beverages — 1.9%
Cia de Bebidas das Americas, ADR(b)	104,500	$4,838,350
Diageo PLC	145,897	2,388,214
Fomento Economico Mexicano SA de CV	534,800	4,944,400
Grupo Modelo SA Cl. C	738,600	2,814,633
		14,985,597
Broadcasting, Publishing & Printing — 2.5%
Grupo Televisa SA Sponsored ADR (Mexico)	318,400	6,750,080
Pearson PLC	286,990	3,944,562
Singapore Press Holdings, Ltd.	1,096,800	2,967,204
ZEE Telefilms Ltd.	1,015,002	5,956,585
		19,618,431
Chemicals — 0.2%
Syngenta AG(a)	10,373	1,433,238
Commercial Services — 3.1%
Affymetrix, Inc.(a)(b)	70,100	2,008,365
Cendant Corp.	244,400	4,259,892
eBay, Inc.(a)	320,100	11,014,641
JGC Corp.	91,600	1,596,157
Quest Diagnostics	92,100	5,132,733
		24,011,788
Communications — 8.9%
KDDI Corp.	1,381	8,477,880
Qualcomm, Inc.	128,700	6,607,458
Sirius Satellite Radio, Inc.(a)(b)	1,259,376	5,893,880
SK Telecom Co., Ltd. ADR (South Korea)(b)	287,300	7,670,910
Tandberg ASA(b)	262,900	2,659,912
Telefonaktiebolaget LM Ericsson Cl. B(b)	5,596,600	19,751,888
Vodafone Group PLC	7,607,070	17,816,667
		68,878,595
Computer & Other Data Processing Service — 1.5%
SAP AG	37,903	8,241,193
Square Enix Co., Ltd.(b)	133,800	3,278,219
		11,519,412
Computer Related Services — 1.2%
Infosys Technologies Ltd.	128,300	8,944,183

	Number of Shares	Market Value
Computers & Information — 2.3%
Canon, Inc.	39,300	$2,993,473
Cisco Systems, Inc.(a)	207,100	4,338,745
International Business Machines Corp.	61,900	5,096,846
International Game Technology	138,900	5,268,477
		17,697,541
Cosmetics & Personal Care — 3.8%
Avon Products, Inc.	111,100	3,622,971
Hindustan Lever Ltd.	927,700	5,985,355
The Procter & Gamble Co.	47,165	2,745,475
Reckitt Benckiser PLC	381,556	13,793,908
Shiseido Co., Ltd.	178,800	3,454,843
		29,602,552
Data Processing & Preparation — 1.0%
Automatic Data Processing, Inc.	141,700	6,246,136
First Data Corp.	23,400	1,115,946
		7,362,082
Electrical Equipment & Electronics — 10.1%
Advanced Micro Devices, Inc.(a)	435,200	14,078,720
Altera Corp.(a)	162,800	3,555,552
Cree, Inc.(a)(b)	126,000	3,757,320
Emerson Electric Co.	57,500	4,884,625
Fanuc Ltd.	22,600	2,133,135
International Rectifier Corp.(a)	93,600	4,230,720
Keyence Corp.	15,620	4,078,500
Koninklijke Philips Electronics NV(a)(b)	248,300	8,506,159
MediaTek, Inc.	308,000	3,602,161
Murata Manufacturing Co., Ltd.	92,010	6,691,843
Samsung Electronics Co., Ltd.	11,099	7,593,293
Sony Corp.	208,700	10,162,041
Taiwan Semiconductor Manufacturing Co., Ltd.	2,225,992	4,729,609
		78,003,678
Electronics — 0.3%
Kyocera Corp.	22,400	2,096,491
Energy — 6.6%
BP PLC, Sponsored ADR (United Kingdom)	92,200	6,796,984
Chevron Corp.	76,300	4,655,826

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
ConocoPhillips	46,818	$3,132,124
Fortum Oyj	149,500	3,751,397
GlobalSantaFe Corp.	121,000	7,406,410
Hong Kong & China Gas	1,492,300	3,557,847
Husky Energy, Inc.	134,300	7,862,396
Neste Oil Oyj	19,525	676,982
Total SA	12,130	3,336,058
Transocean, Inc.	121,500	9,850,005
		51,026,029
Entertainment & Leisure — 0.6%
The Walt Disney Co.	163,700	4,577,052
Financial Services — 4.5%
3i Group PLC	203,664	3,286,601
American Express Co.	73,100	3,933,511
Berkshire Hathaway, Inc. Cl. B(a)(b)	1,340	3,955,680
Citigroup, Inc.	37,900	1,893,105
Investor AB Cl. B	152,607	2,965,323
Macquarie Airports	832,677	2,068,020
Morgan Stanley	127,300	8,185,390
Societe Generale Cl. A(b)	52,780	8,023,100
		34,310,730
Food Retailers — 0.5%
Starbucks Corp.(a)	107,000	3,987,890
Foods — 1.6%
Cadbury Schweppes PLC(a)	751,557	7,417,238
Tesco PLC	829,840	4,795,238
		12,212,476
Healthcare — 0.4%
Express Scripts, Inc.(a)	40,000	3,125,600
Healthcare/Drugs — 0.3%
Novo Nordisk A/S Cl. B	30,800	1,988,940
Heavy Construction — 1.0%
Technip SA(b)	129,720	8,031,492
Heavy Machinery — 0.3%
Nidec Corp.	29,500	2,274,274
Household Products — 1.5%
Corning, Inc.(a)	328,200	9,068,166
Kao Corp.	100,000	2,681,726
		11,749,892
Industrial – Diversified — 2.5%
3M Co.	99,500	8,500,285
Hutchison Whampoa, Ltd.	306,440	3,000,539
Siemens AG	85,268	8,023,374
		19,524,198

	Number of Shares	Market Value
Information Retrieval Services — 0.6%
Juniper Networks, Inc.(a)	162,800	$3,008,544
Yahoo!, Inc.(a)	55,200	1,809,456
		4,818,000
Insurance — 3.8%
ACE Ltd.	84,700	4,704,238
Allianz AG(b)	49,269	8,210,746
Everest Re Group Ltd.	23,500	2,138,500
Manulife Financial Corp.(b)	60,700	3,942,435
Prudential PLC	553,658	6,470,420
XL Capital Ltd. Cl. A	52,100	3,432,869
		28,899,208
Medical Supplies — 2.9%
Biomet, Inc.(b)	123,800	4,602,884
Boston Scientific Corp.(a)(b)	258,863	6,015,976
Hoya Corp.	118,200	4,762,240
Medtronic, Inc.	56,600	2,836,792
Nicox SA(a)	36,100	471,309
Smith & Nephew PLC	412,304	3,381,649
		22,070,850
Miscellaneous — 1.2%
LVMH Moet Hennessy Louis Vuitton SA	87,350	9,140,956
Pharmaceuticals — 8.7%
Amgen, Inc.(a)	95,400	6,458,580
Atherogenics, Inc.(a)(b)	47,800	676,370
Chugai Pharmaceutical Co., Ltd.	141,800	3,061,587
Conor Medsystems, Inc.(a)	44,800	1,209,600
Genentech, Inc.(a)	39,700	3,164,487
Gilead Sciences, Inc.(a)(b)	94,100	5,410,750
ImClone Systems, Inc.(a)(b)	43,000	1,552,300
Johnson & Johnson	31,200	1,828,632
Nektar Therapeutics(a)(b)	44,000	946,440
Novartis AG	74,876	4,254,653
Nuvelo, Inc.(a)	18,800	307,756
Pfizer, Inc.	123,100	3,118,123
Roche Holding AG	57,835	8,808,164
Sanofi-Aventis	128,990	12,101,095
Shionogi & Co., Ltd.	347,800	5,843,803
Takeda Pharmaceutical Co. Ltd.	61,240	3,729,151
Theravance, Inc.(a)	58,900	1,652,734
Wyeth	66,200	3,221,954
		67,346,179

	Number of Shares	Market Value
Prepackaged Software — 3.1%
Adobe Systems, Inc.(a)	114,800	$4,500,160
Intuit, Inc.(a)	116,300	6,299,971
Microsoft Corp.	384,700	9,290,505
Novell, Inc.(a)	492,600	4,049,172
		24,139,808
Retail — 1.2%
Amazon.com, Inc.(a)	1,300	45,773
Tiffany & Co.	55,600	1,939,884
Wal-Mart Stores, Inc.	160,900	7,245,327
		9,230,984
Retail – General — 1.3%
Bulgari SpA	162,600	2,008,035
Gus PLC	124,545	2,315,935
Inditex SA	141,900	5,742,947
		10,066,917
Tobacco — 0.2%
Altria Group, Inc.	24,700	1,807,052
Toys, Games — 0.4%
Nintendo Co., Ltd.	20,100	2,988,368
Transportation — 1.5%
Carnival Corp.(b)	152,700	7,149,414
Hyundai Heavy Industries Co., Ltd.	43,120	4,124,938
		11,274,352
TOTAL COMMON STOCK (Cost $629,854,878)		753,056,098
PREFERRED STOCK — 0.5%
Automotive & Parts
Porsche AG	4,234	4,200,626
TOTAL PREFERRED STOCK (Cost $2,697,880)		4,200,626
TOTAL EQUITIES (Cost $632,552,758)		757,256,724
	Principal Amount
SHORT-TERM INVESTMENTS — 17.9%
Cash Equivalents — 16.5%(c)
Abbey National PLC Eurodollar Time Deposit 4.770% 05/03/2006	$3,062,056	3,062,056
ABN Amro Bank NV Eurodollar Time Deposit 4.920% 05/30/2006	3,062,056	3,062,056

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Banco Santander Central Hispano SA Commercial Paper 4.771% 05/02/2006	$1,428,960	$1,428,960
Banco Santander Central Hispano SA Commercial Paper 4.772% 05/03/2006	2,041,371	2,041,371
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 4.950% 06/20/2006	1,224,823	1,224,823
Bank of America 4.770% 05/16/2006	1,570,738	1,570,738
Bank of America 4.970% 06/19/2006	1,837,234	1,837,234
Bank of Montreal Eurodollar Time Deposit 4.770% 05/02/2006	2,041,371	2,041,371
Bank of Nova Scotia Eurodollar Time Deposit 4.790% 05/10/2006	3,062,056	3,062,056
Bank of Nova Scotia Eurodollar Time Deposit 4.800% 05/11/2006	2,041,371	2,041,371
Barclays Eurodollar Time Deposit 4.770% 05/16/2006	3,470,331	3,470,331
Barclays Eurodollar Time Deposit 4.790% 05/10/2006	1,224,823	1,224,823
BNP Paribas Eurodollar Time Deposit 4.760% 05/02/2006	1,633,097	1,633,097
BNP Paribas Eurodollar Time Deposit
4.820% 05/05/2006	3,062,056	3,062,056
Branch Banker & Trust Eurodollar Time Deposit 4.850% 05/19/2006	3,062,056	3,062,056
Calyon Eurodollar Time Deposit 4.740% 05/09/2006	3,062,058	3,062,058
Calyon Eurodollar Time Deposit 4.910% 06/02/2006	3,062,056	3,062,056
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.970% 06/23/2006	2,041,371	2,041,371
Deutsche Bank Eurodollar Time Deposit 4.760% 05/01/2006	3,062,056	3,062,056

	Principal Amount	Market Value
Dexia Group Eurodollar Time Deposit 4.755% 05/05/2006	$2,041,371	$2,041,371
Dexia Group Eurodollar Time Deposit 4.775% 05/04/2006	1,020,685	1,020,685
Federal Home Loan Bank Discount Note 4.668% 05/02/2006	990,175	990,175
First Tennessee National Corporation Eurodollar Time Deposit 4.950% 06/19/2006	2,041,371	2,041,371
Fortis Bank Eurodollar Time Deposit 4.770% 05/01/2006	816,547	816,547
Fortis Bank Eurodollar Time Deposit 4.830% 05/08/2006	1,020,685	1,020,685
Fortis Bank Eurodollar Time Deposit 4.840% 05/12/2006	3,062,055	3,062,055
Fortis Bank Eurodollar Time Deposit 4.970% 06/22/2006	1,020,686	1,020,686
Freddie Mac Discount Note 4.711% 05/03/2006	358,326	358,326
General Electric Capital Corp. Commercial Paper 4.727% 05/09/2006	4,050,829	4,050,829
Harris NA Eurodollar Time Deposit 4.900% 05/23/2006	2,041,371	2,041,371
HBOS Halifax Bank of Scotland Certificate of Deposit 4.789% 07/10/2006	2,041,371	2,041,371
Lloyds TSB Bank Eurodollar Time Deposit 4.810% 05/11/2006	3,470,331	3,470,331
Marshall & Ilsley Bank Eurodollar Time Deposit 4.990% 06/23/2006	1,633,097	1,633,097
Nordea Bank Finland PLC Eurodollar Time Deposit 4.970% 05/30/2006	3,878,605	3,878,605
Rabobank Nederland Eurodollar Time Deposit 4.820% 05/01/2006	3,470,331	3,470,331
Rabobank Nederland Eurodollar Time Deposit 4.920% 06/12/2006	3,062,057	3,062,057

	Principal Amount	Market Value
Royal Bank of Canada Eurodollar Time Deposit 4.765% 05/01/2006	$4,082,742	$4,082,742
Royal Bank of Canada Eurodollar Time Deposit 4.990% 06/27/2006	3,837,778	3,837,778
Royal Bank of Scotland Eurodollar Time Deposit 4.760% 05/08/2006	3,062,057	3,062,057
Royal Bank of Scotland Eurodollar Time Deposit 4.810% 05/09/2006	1,428,960	1,428,960
Royal Bank of Scotland Eurodollar Time Deposit 4.870% 05/12/2006	2,653,782	2,653,782
Societe Generale Eurodollar Time Deposit 4.700% 05/05/2006	1,020,686	1,020,686
Societe Generale Eurodollar Time Deposit 4.780% 05/04/2006	4,082,742	4,082,742
Societe Generale Eurodollar Time Deposit 4.790% 05/10/2006	1,428,960	1,428,960
Standard Chartered Bank Eurodollar Time Deposit 5.000% 06/27/2006	2,041,371	2,041,371
Svenska Handlesbanken Eurodollar Time Deposit 4.820% 05/01/2006	8,049,831	8,049,831
The Bank of the West Eurodollar Time Deposit 4.940% 06/16/2006	2,653,782	2,653,782
UBS AG Eurodollar Time Deposit 4.940% 06/16/2006	4,082,742	4,082,742
UBS AG Eurodollar Time Deposit 4.950% 06/20/2006	1,633,097	1,633,097
Wells Fargo Eurodollar Time Deposit 4.860% 05/12/2006	3,062,057	3,062,057
Wells Fargo Eurodollar Time Deposit 4.870% 05/11/2006	1,020,686	1,020,686
Wells Fargo Eurodollar Time Deposit 4.900% 05/15/2006	2,041,371	2,041,371
		127,254,477

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Repurchase Agreements — 1.4%
Investors Bank & Trust Company Repurchase Agreement, dated 04/28/2006, 3.23%, due 05/01/2006(d)	$10,871,292	$10,871,292
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		138,125,769
TOTAL INVESTMENTS — 116.0% (Cost $770,678,527)(e)		895,382,493
Other Assets/ (Liabilities) — (16.0%)		(123,640,679)
NET ASSETS — 100.0%		$771,741,814

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan. (Note 2).

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $10,874,218. Collateralized by a U.S. Government Agency obligation with a rate of 3.973%, maturity date of 06/01/2033, and an aggregate market value, including accrued interest, of $11,414,857.

(e)  See Note 6 for aggregate cost for Federal tax purposes.

Country Weightings Over 10% (% of Net Assets) on 04/30/06
% of Fund
United States	37.1%
United Kingdom	12.4%
Japan	11.1%

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments

April 30, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 98.8%
COMMON STOCK — 95.3%
Air Transportation — 0.7%
Easy Jet PLC(a)	1,363,448	$7,816,336
Apparel, Textiles & Shoes — 2.9%
Burberry Group PLC	87,043	742,139
Hennes & Mauritz AB Cl. B(b)	372,100	14,036,493
Next PLC	259,400	7,562,050
Puma AG Rudolf Dassler Sport(b)	24,320	9,748,587
		32,089,269
Automotive & Parts — 4.9%
Bayerische Motoren Werke AG	165,111	8,931,495
Continental AG(b)	212,259	25,095,159
Honda Motor Co. Ltd.	127,173	8,983,595
Toyota Motor Corp.	202,400	11,816,368
		54,826,617
Banking, Savings & Loans — 8.9%
Anglo Irish Bank Corp. PLC	21,732	356,550
Anglo Irish Bank Corp. PLC	1,276,394	20,909,157
Commerzbank AG	172,172	7,099,814
Credit Suisse Group	89,213	5,550,778
ICICI Bank, Ltd., Sponsored ADR (India)(b)	369,475	10,134,699
Joyo Bank Ltd.	1,198,000	8,025,959
Mitsubishi Tokyo Financial Group, Inc., JPY	1,428	22,314,836
Royal Bank of Scotland Group PLC	488,419	15,825,384
UniCredito Italiano SpA	750,500	5,624,305
UniCredito Italiano SpA(b)	404,615	3,024,709
		98,866,191
Beverages — 1.9%
Carlsberg AS Cl. B	48,400	3,238,756
Foster's Group Ltd.	487,033	2,167,372
Heineken NV(a)(b)	128,300	5,169,705
Pernod-Ricard SA	55,090	10,628,305
		21,204,138

	Number of Shares	Market Value
Broadcasting, Publishing & Printing — 3.5%
British Sky Broadcasting Group PLC	149,003	$1,416,393
Gestevision Telecinco SA(b)	92,448	2,349,496
Grupo Televisa SA Sponsored ADR (Mexico)	412,700	8,749,240
Mediaset SpA	477,600	6,013,675
Publishing & Broadcasting	190,193	2,673,719
Societe Television Francaise 1(b)	125,310	4,136,643
Vivendi SA	172,660	6,278,409
ZEE Telefilms Ltd.	1,243,402	7,296,960
		38,914,535
Building Materials & Construction — 0.7%
Sika AG(a)	7,031	8,141,620
Chemicals — 1.2%
Filtrona PLC	758,070	4,318,195
Nufarm Ltd.	516,362	4,276,517
Syngenta AG(a)	36,758	5,078,855
		13,673,567
Commercial Services — 6.1%
ABB Ltd.(b)	2,000,892	28,245,728
Boskalis Westminster	52,019	4,035,339
BTG PLC(a)	1,617,566	5,881,442
Bunzl PLC	732,906	9,198,912
Leighton Holdings Ltd.	293,028	3,709,597
Prosegur, Compania de Seguridad SA	303,229	8,011,706
Qinetiq PLC(a)	1,442,700	5,260,337
Randstad Holdings NV	53,756	3,551,687
		67,894,748
Communications — 5.0%
KDDI Corp.	1,237	7,593,872
Nokia Oyj(b)	244,900	5,527,967
SK Telecom Co., Ltd. ADR (South Korea)(b)	91,656	2,447,215
Tandberg ASA(b)	1,223,000	12,373,800
Telefonaktiebolaget LM Ericsson Cl. B(b)	5,486,700	19,364,022
Vodafone Group PLC	3,682,285	8,624,351
		55,931,227
Computer & Other Data Processing Service — 1.7%
Autonomy Corp. PLC(a)	1,067,684	8,693,131

	Number of Shares	Market Value
Business Objects SA(a)(b)	85,880	$2,772,223
Square Enix Co., Ltd.(b)	284,400	6,968,053
		18,433,407
Computer Related Services — 1.0%
Infosys Technologies Ltd.	163,009	11,363,853
Computers & Information — 1.8%
Canon, Inc.	181,000	13,786,736
Logitech International SA(a)	163,888	6,712,848
		20,499,584
Consumer Services — 1.5%
Capita Group PLC	1,949,570	16,423,353
Cosmetics & Personal Care — 0.9%
L'Oreal SA(b)	102,930	9,493,253
Electric Utilities — 0.2%
Ceres Power Holdings PLC(a)	391,570	2,265,476
Electrical Equipment & Electronics — 5.5%
ASM International NV(a)(b)	299,700	5,769,225
Benq Corp.	7,659,000	6,384,937
Electrocomponents PLC	209,940	1,015,780
Keyence Corp.	31,509	8,227,239
Koninklijke Philips Electronics NV(a)(b)	159,200	5,453,808
Nippon Electric Glass Co. Ltd.	191,000	4,284,557
Omron Corp.	239,021	6,648,871
Samsung Electronics Co., Ltd.	7,403	5,064,704
Sony Corp.	169,000	8,228,965
Ushio, Inc.	413,000	9,477,913
		60,555,999
Energy — 4.0%
BG Group PLC	661,020	8,813,055
BP PLC, Sponsored ADR (United Kingdom)	150,400	11,087,488
Fortum Oyj	290,200	7,281,977
Neste Oil Oyj	80,975	2,807,613
Total SA	53,870	14,815,620
		44,805,753
Entertainment & Leisure — 0.8%
News Corp., Inc. CDI	112,997	2,065,141
William Hill PLC	561,880	6,447,759
		8,512,900

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Financial Services — 6.0%
3i Group PLC	582,511	$9,400,194
Collins Stewart Holdings PLC	1,367,671	17,743,292
Housing Development Finance Corp.	200,200	5,776,007
Marschollek Lautenschlaeger und Partner AG	152,396	3,719,020
Mediobanca SpA	249,500	5,377,634
Societe Generale Cl. A	73,610	11,189,473
UBS AG Registered(b)	73,777	8,658,469
United Internet AG Registered(b)	65,603	4,282,449
		66,146,538
Food Retailers — 0.2%
Morrison (WM) Supermarkets	530,710	1,788,132
Foods — 1.3%
Cadbury Schweppes PLC(a)	444,270	4,384,572
Carrefour SA(b)	30,750	1,773,750
Nestle SA	15,917	4,807,535
Royal Numico NV(b)	68,695	3,096,039
		14,061,896
Healthcare/Drugs — 0.3%
Astellas Pharma, Inc.	81,570	3,389,311
Heavy Construction — 2.1%
Technip SA(b)	306,200	18,958,085
Vinci SA(b)	48,830	4,825,320
		23,783,405
Heavy Machinery — 1.9%
Neomax Co. Ltd.(b)	266,072	7,606,161
Nidec Corp.(b)	125,800	9,698,428
Takeuchi Manufacturing Co., Ltd.	74,742	3,963,752
		21,268,341
Household Products — 0.8%
SEB SA	72,913	8,648,948
Industrial – Diversified — 0.8%
Siemens AG	98,046	9,225,732
Information Retrieval Services — 0.3%
Yahoo! Japan Corp.	5,411	3,135,813
Insurance — 1.7%
Allianz AG(b)	48,678	8,112,255
AMP Ltd.	813,333	5,548,049
Prudential PLC	456,160	5,330,993
		18,991,297

	Number of Shares	Market Value
Manufacturing — 1.9%
Aalberts Industries NV	265,442	$21,515,003
Medical Supplies — 10.1%
Art Advanced Research Technologies, Inc.(a)	5,704,774	4,466,569
Cie Generale d'Optique Essilor International SA(b)	85,540	8,534,664
Hoya Corp.	316,100	12,735,567
Luxottica Group SpA(b)	419,400	12,407,520
NeuroSearch A/S(a)(b)	171,445	5,333,726
Nicox SA(a)(b)	1,016,319	13,268,028
Novogen Ltd.(a)	4,729,800	12,841,660
Ortivus AB, A Shares(a)	228,600	867,277
Ortivus AB, B Shares(a)	573,310	2,569,525
Safilo SpA(a)	544,000	3,031,382
SkyePharma PLC(a)	3,042,262	2,264,673
Synthes, Inc.(b)	41,534	5,106,970
Terumo Corp.	213,400	7,631,739
William Demant Holding(a)(b)	295,000	20,962,668
		112,021,968
Metals & Mining — 2.4%
Impala Platinum Holdings Ltd.	85,500	15,918,337
Rio Tinto PLC	195,165	10,770,554
		26,688,891
Pharmaceuticals — 3.8%
GlaxoSmithKline PLC	104,173	2,931,842
H. Lundbeck AS(b)	72,600	1,629,857
Marshall Edwards, Inc.(a)	1,433,580	7,655,317
Roche Holding AG	38,542	5,869,876
Sanofi-Aventis	108,673	10,195,072
Shionogi & Co., Ltd.	258,000	4,334,966
Takeda Pharmaceutical Co. Ltd.	113,800	6,929,742
Teva Pharmaceutical Sponsored ADR (Israel)	52,800	2,138,400
		41,685,072
Real Estate — 3.3%
Daito Trust Construction Co. Ltd.	119,212	6,188,135
Solidere GDR (Lebanon)(a)(b)(c)	724,387	16,342,171
Sumitomo Realty & Development Co. Ltd.	543,000	14,543,687
		37,073,993

	Number of Shares	Market Value
Retail — 1.9%
Compagnie Financiere Richemont AG, A Units	129,204	$6,628,394
Dixons Group PLC	340,271	1,130,438
GS Home Shopping, Inc.	47,477	4,555,616
The Swatch Group AG Cl. B	39,090	6,941,873
Woolworths Ltd.	146,450	2,068,431
		21,324,752
Retail – General — 1.0%
Gus PLC	220,785	4,105,535
Inditex SA	170,800	6,912,581
		11,018,116
Toys, Games — 0.7%
Nintendo Co., Ltd.	53,700	7,983,848
Transportation — 1.6%
Carnival Corp.(b)	171,400	8,024,948
Hyundai Heavy Industries Co., Ltd.	70,159	6,711,538
Tsakos Energy Navigation Ltd.	92,694	3,557,596
		18,294,082
TOTAL COMMON STOCK (Cost $707,062,862)		1,059,756,964
PREFERRED STOCK — 3.5%
Aerospace & Defense — 1.4%
Embraer - Empresa Brasileira de Aeronautica SA	1,673,819	15,985,822
Automotive & Parts — 0.3%
Porsche AG	2,968	2,944,605
Insurance — 0.6%
Ceres Group, Inc.(a)(d)	66,772	434,018
Ceres Group, Inc., Seres D(a)(d)	29,700	193,050
Ceres Group, Inc., Series C(a)(d)	900,000	5,850,000
Ceres Group, Inc., Series C-1(a)(d)	30,048	-
		6,477,068

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Metals & Mining — 1.2%
Cia Vale do Rio Doce Sponsored ADR (Brazil)(b)	303,800	$13,513,024
TOTAL PREFERRED STOCK (Cost $18,493,533)		38,920,519
TOTAL EQUITIES (Cost $725,556,395)		1,098,677,483
	Principal Amount
SHORT-TERM INVESTMENTS — 25.0%
Cash Equivalents — 24.1%(e)
Abbey National PLC Eurodollar Time Deposit 4.770% 05/03/2006	$6,450,040	6,450,040
ABN Amro Bank NV Eurodollar Time Deposit 4.920% 05/30/2006	6,450,040	6,450,042
Banco Santander Central Hispano SA Commercial Paper 4.771% 05/02/2006	3,010,019	3,010,019
Banco Santander Central Hispano SA Commercial Paper 4.772% 05/03/2006	4,300,027	4,300,027
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 4.950% 06/20/2006	2,580,016	2,580,016
Bank of America 4.770% 05/16/2006	3,308,667	3,308,667
Bank of America 4.970% 06/19/2006	3,870,024	3,870,024
Bank of Montreal Eurodollar Time Deposit 4.770% 05/02/2006	4,300,027	4,300,027
Bank of Nova Scotia Eurodollar Time Deposit 4.790% 05/10/2006	6,450,040	6,450,040
Bank of Nova Scotia Eurodollar Time Deposit 4.800% 05/11/2006	4,300,027	4,300,027
Barclays Eurodollar Time Deposit 4.770% 05/16/2006	7,310,046	7,310,046
Barclays Eurodollar Time Deposit 4.790% 05/10/2006	2,580,016	2,580,016

	Principal Amount	Market Value
BNP Paribas Eurodollar Time Deposit 4.760% 05/02/2006	$3,440,021	$3,440,021
BNP Paribas Eurodollar Time Deposit 4.820% 05/05/2006	6,450,040	6,450,040
Branch Banker & Trust Eurodollar Time Deposit 4.850% 05/19/2006	6,450,040	6,450,040
Calyon Eurodollar Time Deposit 4.740% 05/09/2006	6,450,040	6,450,040
Calyon Eurodollar Time Deposit 4.910% 06/02/2006	6,450,040	6,450,040
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.970% 06/23/2006	4,300,027	4,300,027
Deutsche Bank Eurodollar Time Deposit 4.760% 05/01/2006	6,450,040	6,450,040
Dexia Group Eurodollar Time Deposit 4.755% 05/05/2006	4,300,027	4,300,027
Dexia Group Eurodollar Time Deposit 4.775% 05/04/2006	2,150,013	2,150,013
Federal Home Loan Bank Discount Note 4.668% 05/02/2006	2,085,745	2,085,745
First Tennessee National Corporation Eurodollar Time Deposit 4.950% 06/19/2006	4,300,027	4,300,027
Fortis Bank Eurodollar Time Deposit 4.770% 05/01/2006	1,720,011	1,720,011
Fortis Bank Eurodollar Time Deposit 4.830% 05/08/2006	2,150,013	2,150,013
Fortis Bank Eurodollar Time Deposit 4.840% 05/12/2006	6,450,040	6,450,040
Fortis Bank Eurodollar Time Deposit 4.970% 06/22/2006	2,150,013	2,150,013
Freddie Mac Discount Note 4.711% 05/03/2006	754,793	754,793
General Electric Capital Corp. Commercial Paper 4.727% 05/09/2006	8,532,830	8,532,830

	Principal Amount	Market Value
Harris NA Eurodollar Time Deposit 4.900% 05/23/2006	$4,300,027	$4,300,027
HBOS Halifax Bank of Scotland Certificate of Deposit 4.789% 07/10/2006	4,300,027	4,300,027
Lloyds TSB Bank Eurodollar Time Deposit 4.810% 05/11/2006	7,310,046	7,310,046
Marshall & Ilsley Bank Eurodollar Time Deposit 4.990% 06/23/2006	3,440,021	3,440,021
Nordea Bank Finland PLC Eurodollar Time Deposit 4.970% 05/30/2006	8,170,051	8,170,051
Rabobank Nederland Eurodollar Time Deposit 4.820% 05/01/2006	7,310,046	7,310,046
Rabobank Nederland Eurodollar Time Deposit 4.920% 06/12/2006	6,450,040	6,450,040
Royal Bank of Canada Eurodollar Time Deposit 4.765% 05/01/2006	8,600,054	8,600,054
Royal Bank of Canada Eurodollar Time Deposit 4.990% 06/27/2006	8,084,050	8,084,050
Royal Bank of Scotland Eurodollar Time Deposit 4.760% 05/08/2006	6,450,040	6,450,040
Royal Bank of Scotland Eurodollar Time Deposit 4.810% 05/09/2006	3,010,019	3,010,019
Royal Bank of Scotland Eurodollar Time Deposit 4.870% 05/12/2006	5,590,035	5,590,035
Societe Generale Eurodollar Time Deposit 4.700% 05/05/2006	2,150,013	2,150,013
Societe Generale Eurodollar Time Deposit 4.780% 05/04/2006	8,600,054	8,600,054
Societe Generale Eurodollar Time Deposit 4.790% 05/10/2006	3,010,019	3,010,019
Standard Chartered Bank Eurodollar Time Deposit 5.000% 06/27/2006	4,300,027	4,300,027
Svenska Handlesbanken Eurodollar Time Deposit 4.820% 05/01/2006	16,956,490	16,956,490

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
The Bank of the West Eurodollar Time Deposit 4.940% 06/16/2006	$5,590,035	$5,590,035
UBS AG Eurodollar Time Deposit 4.940% 06/16/2006	8,600,054	8,600,054
UBS AG Eurodollar Time Deposit 4.950% 06/20/2006	3,440,021	3,440,021
Wells Fargo Eurodollar Time Deposit 4.860% 05/12/2006	6,450,040	6,450,040
Wells Fargo Eurodollar Time Deposit 4.870% 05/11/2006	2,150,013	2,150,013
Wells Fargo Eurodollar Time Deposit 4.900% 05/15/2006	4,300,027	4,300,027
		268,054,000
Repurchase Agreements — 0.9%
Investors Bank & Trust Company Repurchase Agreement, dated 04/28/2006, 3.23%, due 05/01/2006(f)	9,567,682	9,567,682
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		277,621,682
TOTAL INVESTMENTS — 123.8% (Cost $1,003,178,077)(g)		1,376,299,165
Other Assets/ (Liabilities) — (23.8%)		(264,955,785)
NET ASSETS — 100.0%		$1,111,343,380

Notes to Portfolio of Investments

ADR - American Depository Receipt

GDR - Global Depository Receipt

JPY - Japanese Yen

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan. (Note 2).

(c)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities amounted to a value of $16,342,171 or 1.5% of net assets.

(d)  This security is valued in good faith under procedures established by the board of trustees.

(e)  Represents investments of security lending collateral. (Note 2).

(f)  Maturity value of $9,570,258. Collateralized by U.S Government Agency obligation with a rate of 5.46%, maturity value, including accrued interest, of $10,046,066.

(g)  See Note 6 for aggregate cost for Federal tax purposes.

Country Weightings Over 10% (% of Net Assets) on 04/30/06
% of Fund
Japan	18.4%
United Kingdom	16.3%
France	11.3%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Portfolio of Investments

April 30, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 99.8%
COMMON STOCK — 95.8%
Apparel, Textiles & Shoes — 2.0%
Geox SpA	9,611	$136,325
Automotive & Parts — 1.6%
Isuzu Motors, Ltd.	31,000	111,368
Banking, Savings & Loans — 21.5%
Banche Popolari Unite Scrl	5,463	137,431
Bank of Ireland (Great Britain)	6,458	120,710
Bank of Ireland (Ireland)	886	16,563
Commerzbank AG	3,390	139,793
Danske Bank A/S	3,435	135,883
Julius Baer Holding AG	1,427	135,463
Mitsubishi Tokyo Financial Group, Inc., JPY	7	109,386
Mizuho Financial Group, Inc.	15	127,296
Piraeus Bank SA	4,227	132,578
Royal Bank of Scotland Group PLC	4,155	134,627
Standard Chartered PLC	5,265	138,685
Sumitomo Mitsui Financial Group, Inc.	11	121,269
		1,449,684
Beverages — 2.1%
C&C Group PLC	18,014	139,077
Chemicals — 1.9%
Shin-Etsu Chemical Co. Ltd.	2,200	126,591
Commercial Services — 7.6%
Acergy SA(a)	8,943	145,176
Prestige International, Inc.	44	112,198
SembCorp Industries, Ltd.	61,000	138,750
Yamato Transport Co. Ltd.	6,000	119,190
		515,314
Computer Software/Services — 2.0%
Software AG	2,401	134,509
Diversified Financial — 1.8%
Nomura Holdings, Inc.	5,300	119,183
Diversified Operations — 1.8%
Fimalac SA	1,314	124,084
Electrical Equipment & Electronics — 2.0%
Rolls-Royce Group PLC(a)	15,557	134,025
Rolls-Royce Group PLC Cl. B(a)	803,288	1,453
		135,478

	Number of Shares	Market Value
Electronics — 1.7%
Rohm Co. Ltd.	1,100	$116,945
Energy — 11.9%
BG Group PLC	9,673	128,965
Furgo NV	3,273	136,673
PetroChina Co. Ltd. Cl. H	114,000	127,569
Statoil ASA	4,400	143,863
Total SA	481	132,287
Woodside Petroleum Ltd.	3,772	133,713
		803,070
Financial Services — 5.9%
Hellenic Exchanges SA	7,364	134,915
Icap PLC	14,270	134,437
Man Group PLC	2,858	130,660
		400,012
Foods — 5.9%
Goodman Fielder Ltd.(a)	70,800	118,906
Parmalat SpA(a)	40,068	133,860
Rational AG(a)	744	144,995
		397,761
Heavy Construction — 2.3%
Vinci SA	1,350	133,405
Vinci SA - New(a)	214	20,808
		154,213
Home Construction, Furnishings & Appliances — 1.8%
Matsushita Electric Industrial Co. Ltd.	5,000	120,427
Industrial – Diversified — 2.2%
Keppel Corp. Ltd.	15,000	145,145
Insurance — 3.8%
Millea Holdings, Inc.	6	119,622
QBE Insurance Group Ltd.	7,952	134,755
		254,377
Metals & Mining — 6.1%
Anglo American PLC	3,132	133,160
Boliden AB	7,000	141,186
Kimberley Diamond Co. NL(a)	102,651	133,954
		408,300
Pharmaceuticals — 0.9%
Takeda Pharmaceutical Co. Ltd.	1,000	60,894

	Number of Shares	Market Value
Real Estate — 5.6%
Guangzhou R&F Properties Co., Ltd. Cl. H	25,000	$129,088
Immoeast Immobilien Anlagen AG(a)	12,413	134,008
Mitsui Fudosan Co. Ltd.	5,000	112,758
		375,854
Restaurants — 1.7%
Colowide Co., Ltd.	14,000	117,309
Telephone Utilities — 1.7%
Cosmote Mobile Communications SA	4,570	111,411
TOTAL COMMON STOCK (Cost $5,664,417)		6,457,331
PREFERRED STOCK — 4.0%
Healthcare/Drugs — 1.9%
Fresenius AG	749	128,951
Media — 2.1%
ProSieben Sat.1 Media AG	5,217	143,809
TOTAL PREFERRED STOCK (Cost $270,046)		272,760
TOTAL EQUITIES (Cost $5,934,463)		6,730,091
	Principal Amount
SHORT-TERM INVESTMENTS — 2.5%
Repurchase Agreements
Investors Bank & Trust Company Repurchase Agreement, dated 04/28/2006, 3.23%, due 05/01/2006(b)	$166,687	166,687
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		166,687
TOTAL INVESTMENTS — 102.3% (Cost $6,101,150)(c)		6,896,778
Other Assets/(Liabilities) — (2.3%)		(156,803)
NET ASSETS — 100.0%		$6,739,975

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

JPY - Japanese Yen

(a)  Non-income producing security.

(b)  Maturity value of $166,732. Collateralized by a U.S. Government Agency obligation with a rate of 7.625%, maturity date of 07/25/2021, and an aggregate market value, including accrued interest, of $175,021.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

Country Weightings Over 10% (% of Net Assets) on 04/30/06
% of Fund
Japan	23.7%
United Kingdom	13.9%

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (Unaudited)

	MassMutual Premier Money Market Fund	MassMutual Premier Short-Duration Bond Fund	MassMutual Premier Inflation-Protected Bond Fund	MassMutual Premier Core Bond Fund
Assets:
Investments, at value (Note 2)(a)	$-	$267,661,679	$292,813,271	$1,614,341,966
Short-term investments, at value (Note 2)(b)	480,586,566	322,735,600	3,513,298	544,395,537
Total Investments(c)	480,586,566	590,397,279	296,326,569	2,158,737,503
Cash	-	-	-	291,047
Foreign currency, at value(d)	-	-	-	-
Receivables from:
Investments sold	-	-	-	49,895
Open forward foreign currency contracts (Note 2)	-	-	-	-
Investment adviser (Note 3)	7,602	2,905	-	-
Fund shares sold	16,049,389	152,008	192,694	1,526,291
Interest and dividends	37	2,829,183	1,792,634	16,731,413
Variation margin on open futures contracts (Note 2)	-	-	-	245,313
Foreign taxes withheld	-	-	-	-
Prepaid expenses	55,340	-	2,624	4,865
Total assets	496,698,934	593,381,375	298,314,521	2,177,586,327
Liabilities:
Payables for:
Investments purchased	-	-	-	17,752,428
Written options outstanding, at value (Note 2)(e)	-	609,134	-	1,949,229
Dividends (Note 2)	478	-	-	-
Fund shares repurchased	23,714,504	2,063,616	47,040	3,601,961
Variation margin on open futures contracts (Note 2)	-	-	-	-
Securities on loan (Note 2)	-	31,889,338	-	294,022,703
Settlement of investments purchased on a when issued basis (Note 2)	-	29,134,749	-	164,054,610
Open swap agreements, at value	-	287,133	-	952,197
Directors' fees and expenses (Note 3)	11,569	5,146	-	25,729
Affiliates (Note 3):	-	-	-	-
Investment management fees	134,494	174,420	117,003	668,546
Administration fees	45,672	83,647	19,725	188,912
Service fees	20,877	14,307	4,058	46,966
Distribution fees	-	21	22	284
Due to custodian	71,324	244,926	-	-
Accrued expenses and other liabilities	11,660	10,604	9,118	-
Total liabilities	24,010,578	64,517,041	196,966	483,263,565
Net assets	$472,688,356	$528,864,334	$298,117,555	$1,694,322,762
Net assets consist of:
Paid-in capital	$472,701,334	$538,051,098	$313,038,845	$1,731,337,424
Undistributed net investment income (distributions in excess of net investment income)	(5,430)	5,775,312	1,015,599	20,694,340
Accumulated net realized gain (loss) on investments	(7,548)	(8,584,937)	(863,988)	(21,353,894)
Net unrealized appreciation (depreciation) on investments	-	(6,377,139)	(15,072,901)	(36,355,108)
	$472,688,356	$528,864,334	$298,117,555	$1,694,322,762
(a) Cost of investments:	$-	$273,774,841	$307,886,172	$1,648,472,596
(b) Cost of short-term investments:	$480,586,566	$322,755,068	$3,513,298	$544,395,537
(c) Securities on loan with market value of:	$-	$31,188,459	$-	$285,653,583
(d) Cost of foreign currency:	$-	$-	$-	$-
(e) Premiums on written options	$-	$643,971	$-	$2,060,709

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier Diversified Bond Fund	MassMutual Premier Strategic Income Fund	MassMutual Premier High Yield Fund
Assets:
Investments, at value (Note 2)(a)	$401,042,160	$248,608,778	$99,384,051
Short-term investments, at value (Note 2)(b)	158,321,968	36,160,498	24,446,086
Total Investments(c)	559,364,128	284,769,276	123,830,137
Cash	529,069	-	-
Foreign currency, at value(d)	-	266,010	-
Receivables from:
Investments sold	292,497	6,998,827	333,094
Open forward foreign currency contracts (Note 2)	-	640,326	-
Investment adviser (Note 3)	1,950	9,580	-
Fund shares sold	265,303	310,066	123,539
Interest and dividends	4,165,589	3,086,475	2,063,563
Variation margin on open futures contracts (Note 2)	50,781	-	-
Foreign taxes withheld	-	1,108	-
Prepaid expenses	112	2,986	1,122
Total assets	564,669,429	296,084,654	126,351,455
Liabilities:
Payables for:
Investments purchased	7,555,139	3,762,310	675,000
Written options outstanding, at value (Note 2)(e)	431,928	6,862	-
Dividends (Note 2)	-	-	-
Fund shares repurchased	155,500	430,758	11,491
Variation margin on open futures contracts (Note 2)	-	210,489	-
Securities on loan (Note 2)	90,452,312	17,869,838	15,331,885
Settlement of investments purchased on a when issued basis (Note 2)	52,336,667	11,110,833	-
Open swap agreements, at value	214,247	446,723	-
Directors' fees and expenses (Note 3)	-	-	-
Affiliates (Note 3):	-	-	-
Investment management fees	160,538	117,946	44,252
Administration fees	62,905	71,481	17,550
Service fees	7,098	2,213	2,108
Distribution fees	265	35	31
Due to custodian	-	20,462	-
Accrued expenses and other liabilities	11,110	27,125	28,833
Total liabilities	151,387,709	34,077,075	16,111,150
Net assets	$413,281,720	$262,007,579	$110,240,305
Net assets consist of:
Paid-in capital	$420,891,648	$261,266,612	$106,201,474
Undistributed net investment income (distributions in excess of net investment income)	5,176,141	3,608,755	2,573,431
Accumulated net realized gain (loss) on investments	(3,496,124)	(2,981,977)	193,373
Net unrealized appreciation (depreciation) on investments	(9,289,945)	114,189	1,272,027
	$413,281,720	$262,007,579	$110,240,305
(a) Cost of investments:	$409,838,120	$248,742,687	$98,112,024
(b) Cost of short-term investments:	$158,321,968	$36,160,498	$24,446,086
(c) Securities on loan with market value of:	$88,159,280	$17,423,342	$14,947,967
(d) Cost of foreign currency:	$-	$187,893	$-
(e) Premiums on written options	$456,634	$25,287	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Assets and Liabilities

April 30, 2006 (Unaudited)

	MassMutual Premier Money Market Fund	MassMutual Premier Short-Duration Bond Fund	MassMutual Premier Inflation-Protected Bond Fund	MassMutual Premier Core Bond Fund
Class A shares:
Net assets	$100,872,888	$68,293,544	$19,642,993	$224,895,586
Shares outstanding	100,872,875	6,854,842	1,992,711	21,535,954
Net asset value and redemption price per share	$1.00	$9.96	$9.86	$10.44
Offering price per share (100/[100-maximum sales charge] of net asset value)	$-	$10.32	$10.35	$10.96
Class L shares:
Net assets	$70,180,917	$198,702,584	$5,263,416	$405,037,014
Shares outstanding	70,180,967	19,918,451	529,891	38,570,899
Net asset value, offering price and redemption price per share	$1.00	$9.98	$9.93	$10.50
Class Y shares:
Net assets	$79,138,785	$75,322,393	$83,760,534	$209,591,162
Shares outstanding	79,138,787	7,520,974	8,417,380	19,894,138
Net asset value, offering price and redemption price per share	$1.00	$10.01	$9.95	$10.54
Class S shares:
Net assets	$222,495,766	$186,444,969	$189,344,267	$853,470,408
Shares outstanding	222,495,730	18,501,959	19,003,829	80,610,756
Net asset value, offering price and redemption price per share	$1.00	$10.08	$9.96	$10.59
Class N shares:
Net assets	$-	$100,844	$106,345	$1,328,592
Shares outstanding	-	10,145	10,707	128,516
Net asset value, offering price and redemption price per share	$-	$9.94	$9.93	$10.34

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier Diversified Bond Fund	MassMutual Premier Strategic Income Fund	MassMutual Premier High Yield Fund
Class A shares:
Net assets	$32,941,410	$10,949,185	$10,623,243
Shares outstanding	3,161,036	1,098,574	1,017,260
Net asset value and redemption price per share	$10.42	$9.97	$10.44
Offering price per share (100/[100-maximum sales charge] of net asset value)	$10.94	$10.47	$11.08
Class L shares:
Net assets	$178,830,315	$239,229,131	$1,623,472
Shares outstanding	17,265,729	23,861,796	155,122
Net asset value, offering price and redemption price per share	$10.36	$10.03	$10.47
Class Y shares:
Net assets	$9,637,855	$11,556,766	$70,546,552
Shares outstanding	925,800	1,153,588	6,721,765
Net asset value, offering price and redemption price per share	$10.41	$10.02	$10.50
Class S shares:
Net assets	$190,604,821	$100,388	$27,296,446
Shares outstanding	18,260,027	10,010	2,603,034
Net asset value, offering price and redemption price per share	$10.44	$10.03	$10.49
Class N shares:
Net assets	$1,267,319	$172,109	$150,592
Shares outstanding	122,798	17,185	14,375
Net asset value, offering price and redemption price per share	$10.32	$10.02	$10.48

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Assets and Liabilities

April 30, 2006 (Unaudited)

	MassMutual Premier Balanced Fund	MassMutual Premier Value Fund	MassMutual Premier Enhanced Index Value Fund	MassMutual Premier Enhanced Index Value Fund II
Assets:
Investments, at value (Note 2)(a)	$214,718,909	$480,905,405	$98,296,166	$185,335,354
Short-term investments, at value (Note 2)(b)	44,924,152	87,887,730	11,318,440	12,914,555
Total Investments(c)	259,643,061	568,793,135	109,614,606	198,249,909
Cash	1,636	-	-	-
Receivables from:
Investments sold	263	23,633,998	-	253,896
Investment adviser (Note 3)	4,925	-	3,653	-
Fund shares sold	129,827	78,925	42,479	965
Interest and dividends	978,176	378,397	198,915	375,786
Variation margin on open futures contracts (Note 2)	7,031	-	-	-
Foreign taxes withheld	-	115,832	-	-
Prepaid expenses	12,959	-	976	-
Total assets	260,777,878	593,000,287	109,860,629	198,880,556
Liabilities:
Payables for:
Investments purchased	731,302	10,095,542	-	-
Written options outstanding, at value (Note 2)(d)	83,064	-	-	-
Fund shares repurchased	214,207	435,083	15,539	145,752
Securities on loan (Note 2)	22,483,156	85,075,009	10,302,275	12,914,555
Settlement of investments purchased on a when issued basis (Note 2)	6,010,381	-	-	-
Open swap agreements, at value	46,243	-	-	-
Directors' fees and expenses (Note 3)	7,284	27,431	-	-
Affiliates (Note 3):	-	-	-	-
Investment management fees	91,803	206,688	40,056	72,981
Administration fees	19,542	50,089	13,688	14,719
Service fees	1,742	4,204	862	1,133
Distribution fees	27	17	23	28
Due to custodian	-	-	-	140,672
Accrued expenses and other liabilities	-	24,171	27,220	15,713
Total liabilities	29,688,751	95,918,234	10,399,663	13,305,553
Net assets	$231,089,127	$497,082,053	$99,460,966	$185,575,003
Net assets consist of:
Paid-in capital	$242,379,595	$477,312,841	$87,648,807	$157,091,634
Undistributed net investment income (distributions in excess of net investment income)	1,622,471	2,432,705	571,203	1,146,480
Accumulated net realized gain (loss) on investments	(22,144,638)	(8,287,695)	2,846,949	9,433,920
Net unrealized appreciation on investments	9,231,699	25,624,202	8,394,007	17,902,969
	$231,089,127	$497,082,053	$99,460,966	$185,575,003
(a) Cost of investments:	$205,393,220	$455,281,203	$89,902,159	$167,432,385
(b) Cost of short-term investments:	$44,924,152	$87,887,730	$11,318,440	$12,914,555
(c) Securities on loan with market value of:	$21,813,776	$82,120,502	$9,977,968	$12,535,530
(d) Premiums on written options	$87,814	$-	$-	$-

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier Enhanced Index Core Equity Fund	MassMutual Premier Main Street Fund	MassMutual Premier Capital Appreciation Fund	MassMutual Premier Core Growth Fund
Assets:
Investments, at value (Note 2)(a)	$36,348,745	$349,932,753	$902,942,735	$88,572,277
Short-term investments, at value (Note 2)(b)	5,324,508	27,621,439	137,520,348	10,607,126
Total Investments(c)	41,673,253	377,554,192	1,040,463,083	99,179,403
Cash	-	-	-	1,194
Receivables from:
Investments sold	-	11,888,376	6,781,868	1,271,945
Investment adviser (Note 3)	2,988	46,464	68,209	1,745
Fund shares sold	2,724	412,462	780,563	3,639
Interest and dividends	48,515	392,139	1,101,521	40,218
Variation margin on open futures contracts (Note 2)	-	-	-	-
Foreign taxes withheld	-	-	7,643	-
Prepaid expenses	396	-	-	982
Total assets	41,727,876	390,293,633	1,049,202,887	100,499,126
Liabilities:
Payables for:
Investments purchased	-	11,714,629	6,178,973	1,141,093
Written options outstanding, at value (Note 2)(d)	-	-	-	-
Fund shares repurchased	763	176,863	624,519	8,492
Securities on loan (Note 2)	5,044,356	26,406,363	124,079,240	10,037,283
Settlement of investments purchased on a when issued basis (Note 2)	-	-	-	-
Open swap agreements, at value	-	-	-	-
Directors' fees and expenses (Note 3)	-	-	-	-
Affiliates (Note 3):	-	-	-	-
Investment management fees	14,935	187,413	490,535	40,844
Administration fees	3,717	50,655	133,362	11,755
Service fees	239	2,168	66,482	76
Distribution fees	24	23	161	23
Due to custodian	-	-	-	-
Accrued expenses and other liabilities	30,579	4,390	10,067	30,370
Total liabilities	5,094,613	38,542,504	131,583,339	11,269,936
Net assets	$36,633,263	$351,751,129	$917,619,548	$89,229,190
Net assets consist of:
Paid-in capital	$41,389,071	$315,989,760	$837,221,213	$130,948,041
Undistributed net investment income (distributions in excess of net investment income)	137,431	1,040,500	526,143	(23,600)
Accumulated net realized gain (loss) on investments	(7,626,633)	6,071,752	(12,764,237)	(43,848,051)
Net unrealized appreciation on investments	2,733,394	28,649,117	92,636,429	2,152,800
	$36,633,263	$351,751,129	$917,619,548	$89,229,190
(a) Cost of investments:	$33,615,351	$321,283,636	$810,319,809	$86,419,477
(b) Cost of short-term investments:	$5,324,508	$27,621,439	$137,520,348	$10,607,126
(c) Securities on loan with market value of:	$4,885,677	$25,522,338	$120,032,075	$9,766,216
(d) Premiums on written options	$-	$-	$-	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Assets and Liabilities

April 30, 2006 (Unaudited)

	MassMutual Premier Balanced Fund	MassMutual Premier Value Fund	MassMutual Premier Enhanced Index Value Fund	MassMutual Premier Enhanced Index Value Fund II
Class A shares:
Net assets	$8,345,831	$20,961,714	$4,302,293	$5,421,631
Shares outstanding	850,716	1,178,717	343,708	512,929
Net asset value and redemption price per share	$9.81	$17.78	$12.52	$10.57
Offering price per share (100/[100-maximum sales charge] of net asset value)	$10.41	$18.86	$13.28	$11.21
Class L shares:
Net assets	$1,992,512	$96,648,668	$3,895,805	$22,799,598
Shares outstanding	200,922	5,424,559	310,063	2,156,101
Net asset value, offering price and redemption price per share	$9.92	$17.82	$12.56	$10.57
Class Y shares:
Net assets	$1,997,299	$3,312,573	$91,033,137	$1,476,137
Shares outstanding	195,268	185,864	7,234,281	139,514
Net asset value, offering price and redemption price per share	$10.23	$17.82	$12.58	$10.58
Class S shares:
Net assets	$218,623,190	$376,076,824	$115,046	$155,741,284
Shares outstanding	22,012,026	21,094,903	9,134	14,713,547
Net asset value, offering price and redemption price per share	$9.93	$17.83	$12.60	$10.58
Class N shares:
Net assets	$130,295	$82,274	$114,685	$136,353
Shares outstanding	13,392	4,628	9,134	12,919
Net asset value, offering price and redemption price per share	$9.73	$17.78	$12.56	$10.55

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier Enhanced Index Core Equity Fund	MassMutual Premier Main Street Fund	MassMutual Premier Capital Appreciation Fund	MassMutual Premier Core Growth Fund
Class A shares:
Net assets	$1,118,387	$10,825,669	$322,951,950	$252,772
Shares outstanding	95,176	979,456	29,429,116	26,939
Net asset value and redemption price per share	$11.75	$11.05	$10.97	$9.38
Offering price per share (100/[100-maximum sales charge] of net asset value)	$12.47	$11.72	$11.64	$9.95
Class L shares:
Net assets	$817,427	$105,462,657	$17,967,718	$114,483
Shares outstanding	69,446	9,506,703	1,639,993	12,157
Net asset value, offering price and redemption price per share	$11.77	$11.09	$10.96	$9.42
Class Y shares:
Net assets	$34,460,528	$111,019	$42,564,593	$112,416
Shares outstanding	2,925,766	10,010	3,883,732	11,931
Net asset value, offering price and redemption price per share	$11.78	$11.09	$10.96	$9.42
Class S shares:
Net assets	$118,736	$235,241,063	$533,359,075	$88,637,390
Shares outstanding	10,060	21,153,190	48,534,687	9,402,083
Net asset value, offering price and redemption price per share	$11.80	$11.12	$10.99	$9.43
Class N shares:
Net assets	$118,185	$110,721	$776,212	$112,129
Shares outstanding	10,060	10,010	71,094	11,950
Net asset value, offering price and redemption price per share	$11.75	$11.06	$10.92	$9.38

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Assets and Liabilities

April 30, 2006 (Unaudited)

	MassMutual Premier Enhanced Index Growth Fund	MassMutual Premier Mid-Cap Value Fund	MassMutual Premier Small Capitalization Value Fund	MassMutual Premier Small Company Opportunities Fund
Assets
Investments, at value (Note 2)(a)	$39,655,217	$10,928,002	$113,253,920	$809,189,007
Short-term investments, at value (Note 2)(b)	5,157,708	189,226	29,086,850	147,786,892
Total Investments(c)	44,812,925	11,117,228	142,340,770	956,975,899
Foreign currency, at value(d)	-	-	-	-
Receivables from:
Investments sold	-	450,241	64,903	3,618,263
Investment adviser (Note 3)	1,216	3,743	1,798	7,311
Fund shares sold	12,988	-	205,746	817,350
Interest and dividends	25,686	9,770	58,725	641,313
Foreign taxes withheld	-	-	-	-
Prepaid expenses	418	-	1,302	-
Total assets	44,853,233	11,580,982	142,673,244	962,060,136
Liabilities:
Payables for:
Investments purchased	-	373,955	573,218	8,288,069
Open forward foreign currency contracts (Note 2)	-	-	-	-
Fund shares repurchased	16,010	-	14,536	1,289,912
Securities on loan (Note 2)	4,336,722	-	20,223,221	128,903,624
Directors' fees and expenses (Note 3)	-	-	-	5,434
Affiliates (Note 3):	-	-	-	-
Investment management fees	16,374	7,233	68,684	396,708
Administration fees	2,339	544	12,812	139,956
Service fees	175	46	748	70,978
Distribution fees	24	23	24	30
Accrued expenses and other liabilities	33,238	16,623	29,339	16,738
Total liabilities	4,404,882	398,424	20,922,582	139,111,449
Net assets	$40,448,351	$11,182,558	$121,750,662	$822,948,687
Net assets consist of:
Paid-in capital	$41,538,388	$10,008,039	$84,785,588	$571,214,497
Undistributed net investment income (distributions in excess of net investment income)	55,563	32,307	(49,371)	(126,554)
Accumulated net realized gain (loss) on investments	(3,791,523)	373,345	5,789,638	49,853,819
Net unrealized appreciation on investments	2,645,923	768,867	31,224,807	202,006,925
	$40,448,351	$11,182,558	$121,750,662	$822,948,687
(a) Cost of investments:	$37,009,294	$10,159,135	$82,029,113	$607,182,082
(b) Cost of short-term investments:	$5,157,708	$189,226	$29,086,850	$147,786,892
(c) Securities on loan with market value of:	$4,192,527	$-	$19,449,117	$124,522,833
(d) Cost of foreign currency:	$-	$-	$-	$-

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund	MassMutual Premier Focused International Fund
Assets
Investments, at value (Note 2)(a)	$757,256,724	$1,098,677,483	$6,730,091
Short-term investments, at value (Note 2)(b)	138,125,769	277,621,682	166,687
Total Investments(c)	895,382,493	1,376,299,165	6,896,778
Foreign currency, at value(d)	1,136,612	451,192	16,683
Receivables from:
Investments sold	3,165,041	1,380,842	122,070
Investment adviser (Note 3)	92,213	-	6,102
Fund shares sold	1,144,618	2,175,050	167
Interest and dividends	1,782,412	2,635,403	18,047
Foreign taxes withheld	9,246	68,785	188
Prepaid expenses	-	-	18
Total assets	902,712,635	1,383,010,437	7,060,053
Liabilities:
Payables for:
Investments purchased	2,576,303	1,997,747	190,668
Open forward foreign currency contracts (Note 2)	7,087	5,517	-
Fund shares repurchased	421,778	501,556	6,049
Securities on loan (Note 2)	127,254,477	268,054,000	-
Directors' fees and expenses (Note 3)	-	12,847	-
Affiliates (Note 3):	-	-	-
Investment management fees	503,647	792,101	4,573
Administration fees	160,071	176,781	405
Service fees	4,213	15,091	103
Distribution fees	83	46	25
Accrued expenses and other liabilities	43,162	111,371	118,255
Total liabilities	130,970,821	271,667,057	320,078
Net assets	$771,741,814	$1,111,343,380	$6,739,975
Net assets consist of:
Paid-in capital	$634,748,055	$983,732,069	$5,670,144
Undistributed net investment income (distributions in excess of net investment income)	628,213	(6,124,964)	9,574
Accumulated net realized gain (loss) on investments	11,626,305	(239,442,297)	264,396
Net unrealized appreciation on investments	124,739,241	373,178,572	795,861
	$771,741,814	$1,111,343,380	$6,739,975
(a) Cost of investments:	$632,552,758	$725,556,395	$5,934,463
(b) Cost of short-term investments:	$138,125,769	$277,621,682	$166,687
(c) Securities on loan with market value of:	$121,481,433	$254,839,825	$-
(d) Cost of foreign currency:	$1,128,408	$445,549	$16,982

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Assets and Liabilities

April 30, 2006 (Unaudited)

	MassMutual Premier Enhanced Index Growth Fund	MassMutual Premier Mid-Cap Value Fund	MassMutual Premier Small Capitalization Value Fund	MassMutual Premier Small Company Opportunities Fund
Class A shares:
Net assets	$1,143,738	$119,480	$3,765,046	$342,229,655
Shares outstanding	129,186	10,708	228,343	19,494,206
Net asset value and redemption price per share	$8.85	$11.16	$16.49	$17.56
Offering price per share (100/[100-maximum sales charge] of net asset value)	$9.39	$11.84	$17.50	$18.63
Class L shares:
Net assets	$1,029,594	$111,781	$5,266,760	$87,439,650
Shares outstanding	115,911	10,010	318,282	4,959,661
Net asset value, offering price and redemption price per share	$8.88	$11.17	$16.55	$17.63
Class Y shares:
Net assets	$38,042,907	$111,836	$2,003,847	$13,368,916
Shares outstanding	4,278,030	10,010	120,795	757,024
Net asset value, offering price and redemption price per share	$8.89	$11.17	$16.59	$17.66
Class S shares:
Net assets	$116,423	$10,727,872	$110,596,736	$379,765,160
Shares outstanding	13,085	960,010	6,662,030	21,469,986
Net asset value, offering price and redemption price per share	$8.90	$11.17	$16.60	$17.69
Class N shares:
Net assets	$115,689	$111,589	$118,273	$145,306
Shares outstanding	13,085	10,010	7,209	8,321
Net asset value, offering price and redemption price per share	$8.84	$11.15	$16.41	$17.46

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund	MassMutual Premier Focused International Fund
Class A shares:
Net assets	$20,871,618	$75,846,839	$802,262
Shares outstanding	1,706,557	5,372,938	66,332
Net asset value and redemption price per share	$12.23	$14.12	$12.09
Offering price per share (100/[100-maximum sales charge] of net asset value)	$12.98	$14.98	$12.83
Class L shares:
Net assets	$296,148,458	$192,663,339	$121,204
Shares outstanding	24,091,080	13,564,525	10,010
Net asset value, offering price and redemption price per share	$12.29	$14.20	$12.11
Class Y shares:
Net assets	$4,103,718	$69,964,018	$121,280
Shares outstanding	334,224	4,884,007	10,010
Net asset value, offering price and redemption price per share	$12.28	$14.33	$12.12
Class S shares:
Net assets	$450,212,459	$772,643,274	$5,574,299
Shares outstanding	36,556,618	53,826,805	460,010
Net asset value, offering price and redemption price per share	$12.32	$14.35	$12.12
Class N shares:
Net assets	$405,561	$225,910	$120,930
Shares outstanding	33,001	16,142	10,010
Net asset value, offering price and redemption price per share	$12.29	$13.99	$12.08

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Operations

For the Six Months Ended April 30, 2006 (Unaudited)

	MassMutual Premier Money Market Fund	MassMutual Premier Short-Duration Bond Fund	MassMutual Premier Inflation-Protected Bond Fund	MassMutual Premier Core Bond Fund
Investment income (Note 2):
Dividends(a)	$-	$-	$-	$-
Interest(b)	9,879,237	11,998,855	5,953,844	42,348,243
Total investment income	9,879,237	11,998,855	5,953,844	42,348,243
Expenses (Note 2):
Investment management fees (Note 3)	789,619	1,037,364	669,644	4,049,029
Custody fees	20,193	28,748	13,056	95,589
Trustee reporting	983	940	937	1,259
Audit and legal fees	25,312	14,418	13,590	24,675
Proxy fees	278	278	278	278
Shareholder reporting fees	6,089	6,934	3,510	23,051
Directors' fees (Note 3)	12,115	13,720	6,978	45,463
	854,589	1,102,402	707,993	4,239,344
Administration fees (Note 3):
Class A	166,465	110,361	24,820	330,292
Class L	106,348	316,339	8,228	558,741
Class Y	65,869	62,098	56,597	139,985
Class S	80,258	105,489	26,000	363,717
Class N	-	185	179	2,487
Distribution fees (Note 3):
Class N	-	126	136	1,751
Service fees (Note 3):
Class A	127,423	86,517	22,098	289,628
Class N	-	126	136	1,751
Total expenses	1,400,952	1,783,643	846,187	5,927,696
Expenses waived (Note 3)	(12,179)	(10,319)	-	-
Class A Administration fees waived (Note 3)	(91,744)	(24,225)	-	(92,681)
Class L Administration fees waived (Note 3)	(58,612)	(69,438)	-	(156,785)
Class N Administration fees waived (Note 3)	-	(35)	-	(560)
Net expenses	1,238,417	1,679,626	846,187	5,677,670
Net investment income	8,640,820	10,319,229	5,107,657	36,670,573
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	-	(1,318,616)	(10,365)	(5,804,070)
Closed futures contracts	-	(203,255)	-	(2,102,029)
Written options	-	4,784	-	15,088
Closed swap contracts	-	(121,653)	-	(282,971)
Foreign currency transactions	-	-	-	-
Net realized gain (loss)	-	(1,638,740)	(10,365)	(8,173,982)
Net change in unrealized appreciation (depreciation) on:
Investments	-	(502,486)	(8,536,317)	(20,570,251)
Open futures contracts	-	52,715	-	(905,779)
Written options	-	34,837	-	111,480
Open swap contracts	-	(282,716)	-	(966,037)
Translation of assets and liabilities in foreign currencies	-	-	-	-
Net unrealized gain (loss)	-	(697,650)	(8,536,317)	(22,330,587)
Net realized and unrealized gain (loss)	-	(2,336,390)	(8,546,682)	(30,504,569)
Net increase (decrease) in net assets resulting from operations	$8,640,820	$7,982,839	$(3,439,025)	$6,166,004
(a) Net of withholding tax of:	$-	$-	$-	$-
(b) Including securities lending income of:	$-	$21,740	$-	$225,593

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier Diversified Bond Fund	MassMutual Premier Strategic Income Fund	MassMutual Premier High Yield Fund
Investment income (Note 2):
Dividends(a)	$2,442	$75,530	$-
Interest(b)	9,149,774	7,980,345	4,123,468
Total investment income	9,152,216	8,055,875	4,123,468
Expenses (Note 2):
Investment management fees (Note 3)	910,282	706,756	250,194
Custody fees	24,190	93,025	6,501
Trustee reporting	937	1,259	2,844
Audit and legal fees	14,150	13,443	12,647
Proxy fees	278	289	279
Shareholder reporting fees	4,838	3,477	1,320
Directors' fees (Note 3)	9,502	6,946	2,597
	964,177	825,195	276,382
Administration fees (Note 3):
Class A	62,638	13,608	13,558
Class L	264,990	403,278	1,977
Class Y	10,854	10,957	63,502
Class S	147,429	70	18,441
Class N	2,614	277	253
Distribution fees (Note 3):
Class N	1,571	177	160
Service fees (Note 3):
Class A	42,786	10,006	9,845
Class N	1,571	177	160
Total expenses	1,498,630	1,263,745	384,278
Expenses waived (Note 3)	(10,202)	(116,518)	(83)
Class A Administration fees waived (Note 3)	(25,671)	-	-
Class L Administration fees waived (Note 3)	(105,714)	-	-
Class N Administration fees waived (Note 3)	(943)	-	--
Net expenses	1,356,100	1,147,227	384,195
Net investment income	7,796,116	6,908,648	3,739,273
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(1,607,185)	(889,223)	244,730
Closed futures contracts	(405,869)	(751,143)	-
Written options	3,266	10,988	-
Closed swap contracts	(60,085)	(103,299)	-
Foreign currency transactions	-	(195,940)	-
Net realized gain (loss)	(2,069,873)	(1,928,617)	244,730
Net change in unrealized appreciation (depreciation) on:
Investments	(2,982,268)	4,632,095	1,648,179
Open futures contracts	(206,621)	(168,892)	-
Written options	24,706	18,930	-
Open swap contracts	(207,609)	(190,091)	-
Translation of assets and liabilities in foreign currencies	-	128,905	-
Net unrealized gain (loss)	(3,371,792)	4,420,947	1,648,179
Net realized and unrealized gain (loss)	(5,441,665)	2,492,330	1,892,909
Net increase (decrease) in net assets resulting from operations	$2,354,451	$9,400,978	$5,632,182
(a) Net of withholding tax of:	$-	$1,330	$-
(b) Including securities lending income of:	$30,231	$32,737	$35,880

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Operations

For the Six Months Ended April 30, 2006 (Unaudited)

	MassMutual Premier Balanced Fund	MassMutual Premier Value Fund	MassMutual Premier Enhanced Index Value Fund	MassMutual Premier Enhanced Index Value Fund II
Investment income (Note 2):
Dividends(a)	$1,505,006	$6,225,093	$1,236,195	$2,518,476
Interest(b)	2,332,639	115,722	15,822	19,986
Total investment income	3,837,645	6,340,815	1,252,017	2,538,462
Expenses (Note 2):
Investment management fees (Note 3)	575,580	1,301,376	226,943	460,593
Custody fees	31,886	32,127	14,566	23,949
Trustee reporting	936	2,844	2,844	1,259
Audit and legal fees	19,078	13,526	13,316	13,653
Proxy fees	530	527	527	527
Shareholder reporting fees	3,355	7,240	1,171	2,510
Directors' fees (Note 3)	6,623	14,323	2,295	4,969
	637,988	1,371,963	261,662	507,460
Administration fees (Note 3):
Class A	16,363	28,483	6,045	7,957
Class L	4,058	157,182	4,291	33,191
Class Y	2,456	2,657	66,454	1,119
Class S	98,655	126,734	33	45,629
Class N	516	215	205	280
Distribution fees (Note 3):
Class N	282	143	139	190
Service fees (Note 3):
Class A	10,309	22,549	4,898	6,448
Class N	282	143	139	190
Total expenses	770,909	1,710,069	343,866	602,464
Expenses waived (Note 3)	(22,597)	(5,024)	(20,422)	(17,856)
Net expenses	748,312	1,705,045	323,444	584,608
Net investment income	3,089,333	4,635,770	928,573	1,953,854
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	6,052,743	82,770,962	3,580,404	10,680,087
Closed futures contracts	41,260	-	-	-
Written options	690	-	-	-
Closed swap contracts	(8,672)	-	-	-
Foreign currency transactions	-	-	-	-
Net realized gain	6,086,021	82,770,962	3,580,404	10,680,087
Net change in unrealized appreciation (depreciation) on:
Investments	5,986,608	(47,257,588)	6,131,997	9,455,775
Open futures contracts	(22,525)	-	-	-
Written options	4,751	-	-	-
Open swap contracts	(59,916)	-	-	-
Translation of assets and liabilities in foreign currencies	-	-	-	-
Net unrealized gain (loss)	5,908,918	(47,257,588)	6,131,997	9,455,775
Net realized and unrealized gain	11,994,939	35,513,374	9,712,401	20,135,862
Net increase in net assets resulting from operations	$15,084,272	$40,149,144	$10,640,974	$22,089,716
(a) Net of withholding tax of:	$-	$106,464	$-	$-
(b) Including securities lending income of:	$15,601	$14,137	$4,888	$9,005

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier Enhanced Index Core Equity Fund	MassMutual Premier Main Street Fund	MassMutual Premier Capital Appreciation Fund	MassMutual Premier Core Growth Fund
Investment income (Note 2):
Dividends(a)	$351,631	$3,175,691	$4,232,746	$423,561
Interest(b)	9,276	33,706	264,412	23,177
Total investment income	360,907	3,209,397	4,497,158	446,738
Expenses (Note 2):
Investment management fees (Note 3)	87,353	1,121,641	2,849,471	243,793
Custody fees	13,892	55,536	84,677	8,023
Trustee reporting	2,847	1,259	1,259	2,844
Audit and legal fees	12,963	13,682	15,568	12,544
Proxy fees	527	539	539	527
Shareholder reporting fees	461	4,605	11,427	1,200
Directors' fees (Note 3)	912	9,189	22,743	2,360
	118,955	1,206,451	2,985,684	271,291
Administration fees (Note 3):
Class A	894	11,656	462,827	395
Class L	1,032	158,550	22,922	201
Class Y	19,344	85	27,110	116
Class S	38	129,303	258,074	69,198
Class N	180	192	1,108	227
Distribution fees (Note 3):
Class N	142	133	792	139
Service fees (Note 3):
Class A	839	9,400	385,689	277
Class N	142	133	792	139
Total expenses	141,566	1,515,903	4,144,998	341,983
Expenses waived (Note 3)	(18,747)	(287,457)	(404,129)	(8,483)
Net expenses	122,819	1,228,446	3,740,869	333,500
Net investment income	238,088	1,980,951	756,289	113,238
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	1,230,284	9,006,581	2,648,960	12,963,482
Closed futures contracts	-	-	-	-
Written options	-	-	-	193,304
Closed swap contracts	-	-	-	-
Foreign currency transactions	-	(1,549)	208	-
Net realized gain	1,230,284	9,005,032	2,649,168	13,156,786
Net change in unrealized appreciation (depreciation) on:
Investments	1,843,152	23,280,251	72,449,864	(9,667,891)
Open futures contracts	-	-	-	-
Written options	-	-	-	-
Open swap contracts	-	-	-	-
Translation of assets and liabilities in foreign currencies	-	12	7,282	-
Net unrealized gain (loss)	1,843,152	23,280,263	72,457,146	(9,667,891)
Net realized and unrealized gain	3,073,436	32,285,295	75,106,314	3,488,895
Net increase in net assets resulting from operations	$3,311,524	$34,266,246	$75,862,603	$3,602,133
(a) Net of withholding tax of:	$-	$2,371	$163,420	$4,325
(b) Including securities lending income of:	$1,135	$8,767	$47,884	$10,699

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Operations

For the Six Months Ended April 30, 2006 (Unaudited)

	MassMutual Premier Enhanced Index Growth Fund	MassMutual Premier Mid-Cap Value Fund*	MassMutual Premier Small Capitalization Value Fund	MassMutual Premier Small Company Opportunities Fund
Investment income: (Note 2)
Dividends(a)	$231,622	$72,764	$350,352	$3,291,081
Interest(b)	7,670	9,935	88,559	469,937
Total investment income	239,292	82,699	438,911	3,761,018
Expenses (Note 2):
Investment management fees (Note 3)	92,082	34,924	391,224	2,466,963
Custody fees	10,376	3,824	7,196	36,493
Trustee reporting	2,845	1,139	2,844	939
Audit and legal fees	13,028	11,088	12,581	15,991
Proxy fees	528	483	527	527
Shareholder reporting fees	482	4,813	1,463	11,785
Directors' fees (Note 3)	946	221	2,913	23,582
	120,287	56,492	418,748	2,556,280
Administration fees (Note 3):
Class A	890	133	6,690	552,116
Class L	431	131	4,638	139,340
Class Y	11,390	66	1,019	13,269
Class S	8	2,095	59,363	180,412
Class N	150	196	202	280
Distribution fees (Note 3):
Class N	141	109	138	176
Service fees (Note 3):
Class A	1,038	111	5,310	464,588
Class N	141	109	138	176
Total expenses	134,476	59,442	496,246	3,906,637
Expenses waived (Note 3)	(11,648)	(18,172)	(7,964)	(34,448)
Net Expenses	122,828	41,270	488,282	3,872,189
Net investment income (loss)	116,464	41,429	(49,371)	(111,171)
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	1,075,172	373,345	5,983,094	50,513,456
Foreign currency transactions	-	-	-	-
Net realized gain	1,075,172	373,345	5,983,094	50,513,456
Net change in unrealized appreciation (depreciation) on:
Investments	1,511,102	768,867	11,074,422	60,269,618
Translation of assets and liabilities in foreign currencies	-	-	-	-
Net unrealized gain	1,511,102	768,867	11,074,422	60,269,618
Net realized and unrealized gain	2,586,274	1,142,212	17,057,516	110,783,074
Net increase in net assets resulting from operations	$2,702,738	$1,183,641	$17,008,145	$110,671,903
(a) Net of withholding tax of:	$-	$-	$-	$-
(b) Including securities lending income of:	$1,192	$-	$15,721	$94,446
* Fund commenced operation on December 1, 2005.

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund	MassMutual Premier Focused International Fund*
Investment income: (Note 2)
Dividends(a)	$5,657,686	$8,721,836	$33,615
Interest(b)	347,585	421,862	3,197
Total investment income	6,005,271	9,143,698	36,812
Expenses (Note 2):
Investment management fees (Note 3)	2,821,888	4,463,024	20,749
Custody fees	244,893	526,992	97,850
Trustee reporting	1,259	1,107	1,142
Audit and legal fees	14,757	29,961	24,955
Proxy fees	539	539	493
Shareholder reporting fees	8,912	13,425	3,493
Directors' fees (Note 3)	17,817	26,632	113
	3,110,065	5,061,680	148,795
Administration fees (Note 3):
Class A	26,944	100,893	206
Class L	490,584	388,303	137
Class Y	3,765	52,884	69
Class S	372,614	473,902	1,050
Class N	728	377	205
Distribution fees (Note 3):
Class N	444	256	114
Service fees (Note 3):
Class A	18,711	79,020	172
Class N	444	256	114
Total expenses	4,024,299	6,157,571	150,862
Expenses waived (Note 3)	(500,221)	(70,336)	(123,624)
Net Expenses	3,524,078	6,087,235	27,238
Net investment income (loss)	2,481,193	3,056,463	9,574
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	12,593,320	51,991,919	270,688
Foreign currency transactions	(106,800)	(682,536)	(6,292)
Net realized gain	12,486,520	51,309,383	264,396
Net change in unrealized appreciation (depreciation) on:
Investments	92,575,029	159,035,407	795,628
Translation of assets and liabilities in foreign currencies	31,388	90,868	233
Net unrealized gain	92,606,417	159,126,275	795,861
Net realized and unrealized gain	105,092,937	210,435,658	1,060,257
Net increase in net assets resulting from operations	$107,574,130	$213,492,121	$1,069,831
(a) Net of withholding tax of:	$376,159	$641,569	$1,002
(b) Including securities lending income of:	$156,451	$248,698	$-
* Fund commenced operation on December 1, 2005.

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Money Market Fund		MassMutual Premier Short-Duration Bond Fund
	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$8,640,820	$11,206,248	$10,319,229	$15,971,514
Net realized gain (loss) on investment transactions	-	-	(1,638,740)	(786,727)
Net change in unrealized depreciation on investments	-	-	(697,650)	(9,907,548)
Net increase (decrease) in net assets resulting from operations	8,640,820	11,206,248	7,982,839	5,277,239
Distributions to shareholders (Note 2):
From net investment income:
Class A	(1,836,333)	(1,973,723)	(2,607,347)	(2,063,357)
Class L	(1,260,244)	(1,454,713)	(7,926,728)	(7,468,882)
Class Y	(1,426,750)	(2,309,369)	(2,963,980)	(1,883,818)
Class S	(4,117,493)	(5,468,443)	(7,168,614)	(5,043,737)
Class N	-	-	(3,549)	(3,343)
Total distributions from net investment income	(8,640,820)	(11,206,248)	(20,670,218)	(16,463,137)
From net realized gains:
Class A	-	-	-	(182,675)
Class L	-	-	-	(622,059)
Class Y	-	-	-	(153,857)
Class S	-	-	-	(405,191)
Class N	-	-	-	(328)
Total distributions from net realized gains	-	-	-	(1,364,110)
Net fund share transactions (Note 5):
Class A	10,530,717	7,903,612	5,316,872	6,763,676
Class L	6,718,645	2,117,245	6,647,040	6,541,419
Class Y	2,755,427	(47,000,945)	8,843,950	19,961,701
Class S	8,344,082	(41,683,722)	33,520,675	32,193,103
Class N	-	-	(75)	150
Increase (decrease) in net assets from net fund share transactions	28,348,871	(78,663,810)	54,328,462	65,460,049
Total increase (decrease) in net assets	28,348,871	(78,663,810)	41,641,083	52,910,041
Net assets:
Beginning of period	444,339,485	523,003,295	487,223,251	434,313,210
End of period	$472,688,356	$444,339,485	$528,864,334	$487,223,251
Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of the period	$(5,430)	$(5,430)	$5,775,312	$16,126,301

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier Inflation-Protected Bond Fund		MassMutual Premier Core Bond Fund
	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$5,107,657	$11,133,769	$36,670,573	$64,868,308
Net realized gain (loss) on investment transactions	(10,365)	345,783	(8,173,982)	1,944,051
Net change in unrealized depreciation on investments	(8,536,317)	(7,104,198)	(22,330,587)	(52,415,577)
Net increase (decrease) in net assets resulting from operations	(3,439,025)	4,375,354	6,166,004	14,396,782
Distributions to shareholders (Note 2):
From net investment income:
Class A	(830,309)	(174,865)	(10,072,220)	(1,454,243)
Class L	(258,150)	(113,478)	(17,647,143)	(2,861,146)
Class Y	(4,572,540)	(1,876,983)	(9,352,639)	(1,389,657)
Class S	(8,883,093)	(2,678,619)	(39,495,370)	(5,701,581)
Class N	(5,032)	(2,204)	(56,422)	(7,198)
Total distributions from net investment income	(14,549,124)	(4,846,149)	(76,623,794)	(11,413,825)
From net realized gains:
Class A	(18,292)	(5,668)	-	-
Class L	(5,541)	(3,570)	-	-
Class Y	(95,605)	(58,782)	-	-
Class S	(182,140)	(81,936)	-	-
Class N	(122)	(93)	-	-
Total distributions from net realized gains	(301,700)	(150,049)	-	-
Net fund share transactions (Note 5):
Class A	4,796,223	11,566,292	(5,343,787)	12,630,289
Class L	643,909	2,908,599	35,607,215	(20,154,604)
Class Y	9,417,317	13,034,697	4,065,115	13,084,809
Class S	59,054,250	57,992,898	61,241,245	45,765,779
Class N	467	6,321	17,194	264,614
Increase (decrease) in net assets from net fund share transactions	73,912,166	85,508,807	95,586,982	51,590,887
Total increase (decrease) in net assets	55,622,317	84,887,963	25,129,192	54,573,844
Net assets:
Beginning of period	242,495,238	157,607,275	1,669,193,570	1,614,619,726
End of period	$298,117,555	$242,495,238	$1,694,322,762	$1,669,193,570
Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of the period	$1,015,599	$10,457,066	$20,694,340	$60,647,561

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Changes in Net Assets

	MassMutual Premier Diversified Bond Fund		MassMutual Premier Strategic Income Fund
	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005	Six Months Ended April 30, 2006 (Unaudited)	Period Ended October 31, 2005*
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$7,796,116	$11,939,555	$6,908,648	$8,667,814
Net realized gain (loss) on investment transactions	(2,069,873)	521,035	(1,928,617)	(2,906,154)
Net change in unrealized appreciation (depreciation) on investments	(3,371,792)	(9,792,399)	4,420,947	(4,306,758)
Net increase in net assets resulting from operations	2,354,451	2,668,191	9,400,978	1,454,902
Distributions to shareholders (Note 2):
From net investment income:
Class A	(1,245,943)	(819,778)	(270,661)	-
Class L	(5,453,736)	(4,316,558)	(9,083,066)	-
Class Y	(401,819)	(294,427)	(467,504)	-
Class S	(6,956,518)	(4,007,994)	(4,111)	-
Class N	(43,115)	(3,717)	(3,376)	-
Total distributions from net investment income	(14,101,131)	(9,442,474)	(9,828,718)	-
From net realized gains:
Class A	-	(118,105)	-	-
Class L	-	(587,610)	-	-
Class Y	-	(39,763)	-	-
Class S	-	(534,382)	-	-
Class N	-	(603)	-	-
Total distributions from net realized gains	-	(1,280,463)	-	-
Net fund share transactions (Note 5):
Class A	(4,189,173)	12,926,846	6,072,625	4,889,180
Class L	44,397,610	25,400,525	(1,672,017)	240,022,083
Class Y	(359,066)	3,354,752	121,120	11,276,099
Class S	38,485,157	57,239,440	-	100,100
Class N	61,075	1,123,260	70,693	100,534
Increase in net assets from net fund share transactions	78,395,603	100,044,823	4,592,421	256,387,996
Total increase in net assets	66,648,923	91,990,077	4,164,681	257,842,898
Net assets:
Beginning of period	346,632,797	254,642,720	257,842,898	-
End of period	$413,281,720	$346,632,797	$262,007,579	$257,842,898
Undistributed net investment income included in net assets at end of the period	$5,176,141	$11,481,156	$3,608,755	$6,528,825

*  Fund commenced operations on December 31, 2004.

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier High Yield Fund
	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$3,739,273	$6,255,639
Net realized gain (loss) on investment transactions	244,730	786,454
Net change in unrealized appreciation (depreciation) on investments	1,648,179	(3,844,418)
Net increase in net assets resulting from operations	5,632,182	3,197,675
Distributions to shareholders (Note 2):
From net investment income:
Class A	(465,098)	(1,708)
Class L	(60,398)	(1,163)
Class Y	(4,270,497)	(905,860)
Class S	(1,677,220)	(40,304)
Class N	(6,500)	(1,023)
Total distributions from net investment income	(6,479,713)	(950,058)
From net realized gains:
Class A	(32,206)	-
Class L	(4,102)	-
Class Y	(294,051)	-
Class S	(113,722)	-
Class N	(501)	-
Total distributions from net realized gains	(444,582)	-
Net fund share transactions (Note 5):
Class A	5,027,371	5,626,559
Class L	1,253,626	364,196
Class Y	7,195,576	(16,303,214)
Class S	2,997,632	24,073,704
Class N	42,018	106,408
Increase in net assets from net fund share transactions	16,516,223	13,867,653
Total increase in net assets	15,224,110	16,115,270
Net assets:
Beginning of period	95,016,195	78,900,925
End of period	$110,240,305	$95,016,195
Undistributed net investment income included in net assets at end of the period	$2,573,431	$5,313,871

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Balanced Fund		MassMutual Premier Value Fund
	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$3,089,333	$6,388,874	$4,635,770	$10,409,692
Net realized gain on investment transactions	6,086,021	19,213,506	82,770,962	62,355,711
Net change in unrealized appreciation (depreciation) on investments	5,908,918	(8,420,040)	(47,257,588)	58,534,719
Net increase in net assets resulting from operations	15,084,272	17,182,340	40,149,144	131,300,122
Distributions to shareholders (Note 2):
From net investment income:
Class A	(170,929)	(149,248)	(227,714)	(61,451)
Class L	(47,560)	(54,831)	(1,823,939)	(714,566)
Class Y	(47,299)	(48,112)	(53,633)	(18,288)
Class S	(6,174,607)	(6,332,386)	(7,032,969)	(2,645,547)
Class N	(8,024)	(5,345)	(1,887)	(775)
Total distributions from net investment income	(6,448,419)	(6,589,922)	(9,140,142)	(3,440,627)
From net realized gains:
Class A	-	-	(87,707)	-
Class L	-	-	(616,286)	-
Class Y	-	-	(16,793)	-
Class S	-	-	(2,078,066)	-
Class N	-	-	(991)	-
Total distributions from net realized gains	-	-	(2,799,843)	-
Net fund share transactions (Note 5):
Class A	197,648	(6,949)	3,976,849	15,265,556
Class L	(205,063)	(763,725)	(30,800,037)	(49,352,700)
Class Y	1,308	(245,056)	(14,618)	2,957,793
Class S	(21,477,168)	(40,504,796)	(38,787,955)	366,980,494
Class N	(294,265)	(149,274)	(105,226)	168,865
Increase (decrease) in net assets from net fund share transactions	(21,777,540)	(41,669,800)	(65,730,987)	336,020,008
Total increase (decrease) in net assets	(13,141,687)	(31,077,382)	(37,521,828)	463,879,503
Net assets:
Beginning of period	244,230,814	275,308,196	534,603,881	70,724,378
End of period	$231,089,127	$244,230,814	$497,082,053	$534,603,881
Undistributed net investment income included in net assets at end of the period	$1,622,471	$4,981,557	$2,432,705	$6,937,077

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier Enhanced Index Value Fund		MassMutual Premier Enhanced Index Value Fund II
	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$928,573	$1,158,408	$1,953,854	$3,811,530
Net realized gain on investment transactions	3,580,404	6,065,600	10,680,087	26,686,072
Net change in unrealized appreciation (depreciation) on investments	6,131,997	(1,077,051)	9,455,775	(7,762,567)
Net increase in net assets resulting from operations	10,640,974	6,146,957	22,089,716	22,735,035
Distributions to shareholders (Note 2):
From net investment income:
Class A	(73,387)	(399)	(75,770)	(20,199)
Class L	(29,339)	(9,786)	(379,855)	(91,195)
Class Y	(1,180,697)	(198,677)	(27,006)	(6,469)
Class S	(1,799)	(479)	(3,187,453)	(860,250)
Class N	(905)	(336)	(2,532)	(614)
Total distributions from net investment income	(1,286,127)	(209,677)	(3,672,616)	(978,727)
From net realized gains:
Class A	(354,875)	(567)	(755,526)	(19,469)
Class L	(161,810)	(11,699)	(3,207,275)	(78,638)
Class Y	(5,716,148)	(240,233)	(211,722)	(5,251)
Class S	(8,320)	(558)	(23,792,695)	(670,701)
Class N	(8,320)	(558)	(30,285)	(730)
Total distributions from net realized gains	(6,249,473)	(253,615)	(27,997,503)	(774,789)
Net fund share transactions (Note 5):
Class A	2,812,766	1,458,252	665,582	(39,370)
Class L	1,581,913	2,045,042	3,478,144	(109,015)
Class Y	9,487,407	34,606,002	187,271	(5,440)
Class S	10	100,101	9,390,327	(21,766,359)
Class N	9	100,101	(39,511)	(21,600)
Increase (decrease) in net assets from net fund share transactions	13,882,105	38,309,498	13,681,813	(21,941,784)
Total increase (decrease) in net assets	16,987,479	43,993,163	4,101,410	(960,265)
Net assets:
Beginning of period	82,473,487	38,480,324	181,473,593	182,433,858
End of period	$99,460,966	$82,473,487	$185,575,003	$181,473,593
Undistributed net investment income included in net assets at end of the period	$571,203	$928,757	$1,146,480	$2,865,242

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Enhanced Index Core Equity Fund		MassMutual Premier Main Street Fund
	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005	Six Months Ended April 30, 2006 (Unaudited)	Period Ended October 31, 2005*
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$238,088	$475,036	$1,980,951	$3,193,960
Net realized gain (loss) on investment transactions	1,230,284	3,059,236	9,005,032	(2,936,157)
Net change in unrealized appreciation (depreciation) on investments	1,843,152	(647,566)	23,280,263	5,368,854
Net increase in net assets resulting from operations	3,311,524	2,886,706	34,266,246	5,626,657
Distributions to shareholders (Note 2):
From net investment income:
Class A	(3,624)	(468)	(56,482)	-
Class L	(8,089)	(512)	(1,087,995)	-
Class Y	(394,466)	(161,651)	(1,296)	-
Class S	(1,413)	(547)	(2,985,168)	-
Class N	(608)	(416)	(593)	-
Total distributions from net investment income	(408,200)	(163,594)	(4,131,534)	-
Net fund share transactions (Note 5):
Class A	728,754	330,783	5,673,353	4,476,253
Class L	32,774	685,157	(2,943,146)	97,855,761
Class Y	104,729	(1,092,421)	1	100,100
Class S	1	99,608	(14,576,326)	225,303,663
Class N	1	100,100	1	100,100
Increase (decrease) in net assets from net fund share transactions	866,259	123,227	(11,846,117)	327,835,877
Total increase in net assets	3,769,583	2,846,339	18,288,595	333,462,534
Net assets:
Beginning of period	32,863,680	30,017,341	333,462,534	-
End of period	$36,633,263	$32,863,680	$351,751,129	$333,462,534
Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of the period	$137,431	$307,543	$1,040,500	$3,191,083

*  Fund commenced operations on December 31, 2004.

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier Capital Appreciation Fund		MassMutual Premier Core Growth Fund
	Six Months Ended April 30, 2006 (Unaudited)	Period Ended October 31, 2005*	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$756,289	$1,883,017	$113,238	$723,402
Net realized gain (loss) on investment transactions	2,649,168	(15,507,499)	13,156,786	3,561,976
Net change in unrealized appreciation (depreciation) on investments	72,457,146	20,179,283	(9,667,891)	2,559,115
Net increase in net assets resulting from operations	75,862,603	6,554,801	3,602,133	6,844,493
Distributions to shareholders (Note 2):
From net investment income:
Class A	-	-	(985)	(390)
Class L	(47,326)	-	(418)	(433)
Class Y	(149,540)	-	(576)	(458)
Class S	(1,822,203)	-	(494,400)	(362,242)
Class N	-	-	-	(338)
Total distributions from net investment income	(2,019,069)	-	(496,379)	(363,861)
Net fund share transactions (Note 5):
Class A	2,150,840	291,807,732	132,907	107,611
Class L	6,697,058	9,936,100	2,133	100,100
Class Y	16,196,582	23,599,542	-	100,100
Class S	4,724,510	481,385,291	792,195	1,003,678
Class N	307,873	415,685	182	100,100
Increase (decrease) in net assets from net fund share transactions	30,076,863	807,144,350	927,417	1,411,589
Total increase in net assets	103,920,397	813,699,151	4,033,171	7,892,221
Net assets:
Beginning of period	813,699,151	-	85,196,019	77,303,798
End of period	$917,619,548	$813,699,151	$89,229,190	$85,196,019
Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of the period	$526,143	$1,788,923	$(23,600)	$359,541

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Enhanced Index Growth Fund		MassMutual Premier Mid- Cap Value Fund
	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005	Period Ended April 30, 2006* (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$116,464	$208,795	$41,429
Net realized gain on investment transactions	1,075,172	1,463,051	373,345
Net change in unrealized appreciation on investments	1,511,102	407,631	768,867
Net increase in net assets resulting from operations	2,702,738	2,079,477	1,183,641
Distributions to Shareholders (Note 2):
From net investment income:
Class A	(4,211)	(482)	(50)
Class L	(306)	(526)	(71)
Class Y	(144,650)	(117,661)	(84)
Class S	(521)	(561)	(8,901)
Class N	-	(429)	(16)
Total distributions from net investment income	(149,688)	(119,659)	(9,122)
From net realized gains:
Class A	-	-	-
Class L	-	-	-
Class Y	-	-	-
Class S	-	-	-
Class N	-	-	-
Total distributions from net realized gains	-	-	-
Net fund share transactions (Note 5):
Class A	889,265	215,118	107,639
Class L	910,038	100,101	100,100
Class Y	2,209,987	10,097,702	100,100
Class S	-	100,101	9,600,100
Class N	-	100,100	100,100
Increase (decrease) in net assets from net fund share transactions	4,009,290	10,613,122	10,008,039
Total increase (decrease) in net assets	6,562,340	12,572,940	11,182,558
Net assets:
Beginning of period	33,886,011	21,313,071	-
End of period	$40,448,351	$33,886,011	$11,182,558
Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of the year	$55,563	$88,787	$32,307

*  Fund commenced operations on December 1, 2005.

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier Small Capitalization Value Fund		MassMutual Premier Small Company Opportunities Fund
	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(49,371)	$(80,471)	$(111,171)	$(637,947)
Net realized gain on investment transactions	5,983,094	3,803,918	50,513,456	71,282,898
Net change in unrealized appreciation on investments	11,074,422	2,596,232	60,269,618	70,362,093
Net increase in net assets resulting from operations	17,008,145	6,319,679	110,671,903	141,007,044
Distributions to Shareholders (Note 2):
From net investment income:
Class A	-	-	-	-
Class L	-	-	-	-
Class Y	-	-	-	-
Class S	-	-	-	-
Class N	-	-	-	-
Total distributions from net investment income	-	-	-	-
From net realized gains:
Class A	(175,973)	-	(31,055,957)	(126,187)
Class L	(66,250)	-	(7,501,295)	(22,475)
Class Y	(22,814)	-	(1,080,685)	(3,414)
Class S	(3,404,418)	-	(30,147,037)	(109,065)
Class N	(3,743)	-	(11,953)	(37)
Total distributions from net realized gains	(3,673,198)	-	(69,796,927)	(261,178)
Net fund share transactions (Note 5):
Class A	556,013	2,716,954	(86,976,903)	(146,859,059)
Class L	3,222,087	1,667,947	(5,687,650)	83,362,102
Class Y	1,192,987	632,143	(1,995,566)	13,718,004
Class S	(2,754,854)	(7,955,053)	(6,701,506)	340,099,311
Class N	30	100,386	29	131,357
Increase (decrease) in net assets from net fund share transactions	2,216,263	(2,837,623)	(101,361,596)	290,451,715
Total increase (decrease) in net assets	15,551,210	3,482,056	(60,486,620)	431,197,581
Net assets:
Beginning of period	106,199,452	102,717,396	883,435,307	452,237,726
End of period	$121,750,662	$106,199,452	$822,948,687	$883,435,307
Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of the year	$(49,371)	$-	$(126,554)	$(15,383)

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Global Fund
	Six Months Ended April 30, 2006 (Unaudited)	Period Ended October 31, 2005*
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$2,481,193	$3,505,558
Net realized gain (loss) on investment transactions	12,486,520	(1,209,988)
Net change in unrealized appreciation on investments	92,606,417	32,132,824
Net increase in net assets resulting from operations	107,574,130	34,428,394
Distributions to shareholders (Note 2):
From net investment income:
Class A	(94,992)	-
Class L	(1,713,963)	-
Class Y	(29,266)	-
Class S	(3,170,093)	-
Class N	(451)	-
Total distributions from net investment income	(5,008,765)	-
Net fund share transactions (Note 5):
Class A	12,436,841	6,317,070
Class L	10,953,441	231,954,104
Class Y	496,556	2,992,388
Class S	17,624,419	351,643,412
Class N	64,472	265,352
Increase (decrease) in net assets from net fund share transactions	41,575,729	593,172,326
Total increase in net assets	144,141,094	627,600,720
Net assets:
Beginning of period	627,600,720	-
End of period	$771,741,814	$627,600,720
Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of the year	$628,213	$3,155,785

*  Fund commenced operations on December 31, 2004.

**  Fund commenced operations on December 1, 2005.

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier International Equity Fund		MassMutual Premier Focused International Fund
	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005	Period Ended April 30, 2006** (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$3,056,463	$5,806,118	$9,574
Net realized gain (loss) on investment transactions	51,309,383	60,726,483	264,396
Net change in unrealized appreciation on investments	159,126,275	95,505,982	795,861
Net increase in net assets resulting from operations	213,492,121	162,038,583	1,069,831
Distributions to shareholders (Note 2):
From net investment income:
Class A	(453,512)	-	-
Class L	(2,314,307)	-	-
Class Y	(661,608)	(22,285)	-
Class S	(7,164,613)	(267,749)	-
Class N	(957)	-	-
Total distributions from net investment income	(10,594,997)	(290,034)	-
Net fund share transactions (Note 5):
Class A	7,687,157	(125,971)	769,744
Class L	(76,282,724)	60,228	100,100
Class Y	(1,604,253)	10,907,710	100,100
Class S	31,714,716	(21,633,169)	4,600,100
Class N	(350)	611	100,100
Increase (decrease) in net assets from net fund share transactions	(38,485,454)	(10,790,591)	5,670,144
Total increase in net assets	164,411,670	150,957,958	6,739,975
Net assets:
Beginning of period	946,931,710	795,973,752	-
End of period	$1,111,343,380	$946,931,710	$6,739,975
Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of the year	$(6,124,964)	$1,413,570	$9,574

MassMutual Premier Money Market Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05		Period ended 10/31/04++		Year ended 12/31/03		Year ended 12/31/02†	Year ended 12/31/01†	Year ended 12/31/00†
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	0.02	***	0.02	***	0.00	***††	0.00	***††	0.01 ***	0.03 ***	0.06 ***
Net realized and unrealized gain (loss) on investments	0.00		0.00		0.00	††	0.00	††	0.00 ††	0.00 ††	(0.00)††
Total income from investment operations	0.02		0.02		0.00		0.00		0.01	0.03	0.06
Less distributions to shareholders:
From net investment income	(0.02)		(0.02)		(0.00	)††	(0.00	)††	(0.01)	(0.03)	(0.06)
From net realized gains	-		-		(0.00	)††	(0.00	)††	-	--	-
Total distributions	(0.02)		(0.02)		-		(0.00)		(0.01)	(0.03)	(0.06)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(a)	1.80	% **	2.09%		0.28	% **	0.20%		0.92%	3.62%	5.84%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$100,873		$90,342		$82,439		$78,968		$90,331	$90,121	$29,149
Ratio of expenses to average daily net assets:
Before expense waiver	0.96	% *	0.95%		0.98	% *	0.95%		0.95%	0.96%	0.95%
After expense waiver	0.77	% *#	0.77	% #	0.86	% *#	0.94	% #	N/A	N/A	N/A
Net investment income to average daily net assets	3.60	% *	2.07%		0.34	% *	0.21%		0.92%	3.28%	5.95%
	Class L
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05		Period ended 10/31/04++		Year ended 12/31/03		Year ended 12/31/02†	Year ended 12/31/01†	Year ended 12/31/00†
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$0.99
Income (loss) from investment operations:
Net investment income	0.02	***	0.02	***	0.00	***††	0.00	***††	0.01 ***	0.04 ***	0.07 ***
Net realized and unrealized gain (loss) on investments	0.00		0.00		0.00	††	0.00	††	0.00 ††	0.00 ††	(0.00)††
Total income from investment operations	0.02		0.02		0.00		0.00		0.01	0.04	0.07
Less distributions to shareholders:
From net investment income	(0.02)		(0.02)		(0.00	)††	(0.00	)††	(0.01)	(0.04)	(0.06)
From net realized gains	-		-		(0.00	)††	(0.00	)††	-	-	-
Total distributions	(0.02)		(0.02)		-		(0.00)		(0.01)	(0.04)	(0.06)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(a)	1.93	% **	2.34%		0.47	% **	0.44%		1.19%	3.88%	6.07%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$70,181		$63,462		$61,345		$55,400		$66,906	$53,151	$24,010
Ratio of expenses to average daily net assets:
Before expense waiver	0.71	% *	0.70%		0.74	% *	0.70%		0.70%	0.71%	0.70%
After expense waiver	0.52	% *#	0.52	% #	0.63	% *#	N/A		N/A	N/A	N/A
Net investment income to average daily net assets	3.87	% *	2.32%		0.56	% *	0.44%		1.17%	3.58%	6.25%

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Amounts have been restated to reflect stock splits.

††  Net investment income, net realized and unrealized gain (loss) on investments, distributions from net investment income and distributions from net realized gains are less than $0.01 per share.

++  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Money Market Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05		Period ended 10/31/04++		Year ended 12/31/03	Year ended 12/31/02†	Year ended 12/31/01†	Year ended 12/31/00†
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$0.99
Income (loss) from investment operations:
Net investment income	0.02	***	0.02	***	0.01	***	0.01 ***	0.01 ***	0.04 ***	0.06 ***
Net realized and unrealized gain (loss) on investments	0.00		0.00		0.00	††	0.00 ††	0.01	0.00 ††	(0.00)††
Total income from investment operations	0.02		0.02		0.01		0.01	0.02	0.04	0.06
Less distributions to shareholders:
From net investment income	(0.02)		(0.02)		(0.01)		(0.01)	(0.02)	(0.04)	(0.05)
From net realized gains	-		-		(0.00	)††	(0.00)††	-	-	-
Total distributions	(0.02)		(0.02)		(0.01)		(0.01)	(0.02)	(0.04)	(0.05)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(a)	1.91	% **	2.31%		0.51	% **	0.59%	1.33%	4.04%	6.25%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$79,139		$76,384		$123,384		$90,362	$107,089	$84,481	$62,858
Ratio of expenses to average daily net assets:
Before expense waiver	0.56	% *	0.55%		0.59	% *	0.55%	0.55%	0.56%	0.55%
After expense waiver	0.55	% *#	0.55	% #	N/A		N/A	N/A	N/A	N/A
Net investment income to average daily net assets	3.83	% *	2.20%		0.64	% *	0.59%	1.31%	3.87%	6.15%
	Class S
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05		Period ended 10/31/04++		Year ended 12/31/03	Year ended 12/31/02†	Year ended 12/31/01†	Year ended 12/31/00†
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$0.99
Income (loss) from investment operations:
Net investment income	0.02	***	0.02	***	0.01	***	0.01 ***	0.01 ***	0.04 ***	0.06 ***
Net realized and unrealized gain (loss) on investments	0.00		0.00		0.00	††	0.00 ††	0.01	0.00 ††	(0.00)††
Total income from investment operations	0.02		0.02		0.01		0.01	0.02	0.04	0.06
Less distributions to shareholders:
From net investment income	(0.02)		(0.02)		(0.01)		(0.01)	(0.02)	(0.04)	(0.05)
From net realized gains	-		-		(0.00	)††	(0.00)††	-	-	-
Total distributions	(0.02)		(0.02)		(0.01)		(0.01)	(0.02)	(0.04)	(0.05)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(a)	1.96	% **	2.42%		0.59	% **	0.69%	1.42%	4.14%	6.37%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$222,496		$214,152		$255,835		$269,275	$332,076	$392,587	$389,011
Ratio of expenses to average daily net assets:
Before expense waiver	0.46	% *	0.45%		0.48	% *	0.45%	0.45%	0.45%	0.45%
After expense waiver	0.45	% *#	0.45	% #	N/A		N/A	N/A	N/A	N/A
Net investment income to average daily net assets	3.93	% *	2.36%		0.70	% *	0.70%	1.43%	4.03%	6.22%

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Amounts have been restated to reflect stock splits.

††  Net investment income, net realized and unrealized gain (loss) on investments, distributions from net investment income and distributions from net realized gains are less than $0.01 per share.

++  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$10.21		$10.52		$10.27		$10.34	$10.03	$9.98	$9.98
Income (loss) from investment operations:
Net investment income	0.18	***	0.32	***	0.27	***	0.34 ***	0.40 ***	0.49 ***	0.63 ***
Net realized and unrealized gain (loss) on investments	(0.05)		(0.23)		(0.02)		(0.01)	0.32	0.10	(0.03)
Total income from investment operations	0.13		0.09		0.25		0.33	0.72	0.59	0.60
Less distributions to shareholders:
From net investment income	(0.38)		(0.37)		-		(0.40)	(0.41)	(0.54)	(0.60)
From net realized gains	-		(0.03)		-		-	-	-	-
Total distributions	(0.38)		(0.40)		-		(0.40)	(0.41)	(0.54)	(0.60)
Net asset value, end of period	$9.96		$10.21		$10.52		$10.27	$10.34	$10.03	$9.98
Total Return(a)	1.44	% **(c)	0.88	% (c)	2.43	% (c)**	3.22%	7.19%	5.94%	6.04%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$68,294		$64,617		$59,552		$43,144	$21,199	$11,473	$5,359
Ratio of expenses to average daily net assets:
Before expense waiver	0.99	% *	0.99%		0.99	% *	0.99%	0.99%	0.99%	0.99%
After expense waiver	0.92	% *#	0.92	% #	0.95	% *#	N/A	N/A	N/A	N/A
Net investment income to average daily net assets	3.71	% *	3.17%		3.14	% *	3.20%	3.88%	4.67%	6.08%
Portfolio turnover rate	78	% **	114%		78	% **	41%	19%	24%	55%
	Class L
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$10.23		$10.53		$10.27		$10.32	$10.01	$9.95	$9.92
Income (loss) from investment operations:
Net investment income	0.20	***	0.35	***	0.29	***	0.36 ***	0.43 ***	0.51 ***	0.63 ***
Net realized and unrealized gain (loss) on investments	(0.04)		(0.23)		(0.03)		0.01	0.32	0.10	(0.00)†
Total income from investment operations	0.16		0.12		0.26		0.37	0.75	0.61	0.63
Less distributions to shareholders:
From net investment income	(0.41)		(0.39)		-		(0.42)	(0.44)	(0.55)	(0.60)
From net realized gains	-		(0.03)		-		-	-	-	-
Total distributions	(0.41)		(0.42)		-		(0.42)	(0.44)	(0.55)	(0.60)
Net asset value, end of period	$9.98		$10.23		$10.53		$10.27	$10.32	$10.01	$9.95
Total Return(a)	1.66	% **	1.20%		2.53	% **	3.55%	7.47%	6.16%	6.37%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$198,703		$196,942		$196,397		$183,757	$139,555	$77,789	$45,694
Ratio of expenses to average daily net assets:
Before expense waiver	0.74	% *	0.74%		0.74	% *	0.74%	0.74%	0.74%	0.74%
After expense waiver	0.67	% *#	0.67	% #	0.70	% *#	N/A	N/A	N/A	N/A
Net investment income to average daily net assets	3.95	% *	3.44%		3.35	% *	3.46%	4.13%	4.96%	6.14%
Portfolio turnover rate	78	% **	114%		78	% **	41%	19%	24%	55%

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net realized and unrealized loss on investments is less than $0.01 per share.

+  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income per share of $0.02, an increase to net realized and unrealized gains and losses per share of $0.02, and a decrease of the ratio of net investment income to average net assets of 0.20%

(c)  Total Return excludes a front-end sales charge and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$10.27		$10.58		$10.30		$10.37	$10.05	$9.99	$9.96
Income (loss) from investment operations:
Net investment income	0.20	***	0.36	***	0.30	***	0.38 ***	0.44 ***	0.53 ***	0.65 ***
Net realized and unrealized gain (loss) on investments	(0.04)		(0.24)		(0.02)		(0.02)	0.34	0.10	(0.01)
Total income from investment operations	0.16		0.12		0.28		0.36	0.78	0.63	0.64
Less distributions to shareholders:
From net investment income	(0.42)		(0.40)		-		(0.43)	(0.46)	(0.57)	(0.61)
From net realized gains	-		(0.03)		-		-	-	-	-
Total distributions	(0.42)		(0.43)		-		(0.43)	(0.46)	(0.57)	(0.61)
Net asset value, end of period	$10.01		$10.27		$10.58		$10.30	$10.37	$10.05	$9.99
Total Return(a)	1.75	% **	1.17%		2.72	% **	3.50%	7.73%	6.35%	6.44%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$75,322		$68,287		$49,563		$55,458	$42,750	$14,733	$6,644
Ratio of expenses to average daily net assets:
Before expense waiver	0.59	% *	0.59%		0.59	*	0.59%	0.59%	0.59%	0.58%
After expense waiver	0.59	% *#	0.59	#	N/A		N/A	N/A	N/A	N/A
Net investment income to average daily net assets	4.04	% *	3.48%		3.45	% *	3.60%	4.24%	5.08%	6.26%
Portfolio turnover rate	78	% **	114%		78	% **	41%	19%	24%	55%
	Class S
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$10.34		$10.64		$10.36		$10.41	$10.08	$10.01	$9.97
Income (loss) from investment operations:
Net investment income	0.21	***	0.37	***	0.30	***	0.39 ***	0.45 ***	0.54 ***	0.63 ***
Net realized and unrealized gain (loss) on investments	(0.05)		(0.24)		(0.02)		(0.01)	0.33	0.10	0.02
Total income from investment operations	0.16		0.13		0.28		0.38	0.78	0.64	0.65
Less distributions to shareholders:
From net investment income	(0.42)		(0.40)		-		(0.43)	(0.45)	(0.57)	(0.61)
From net realized gains	-		(0.03)		-		-	-	-	-
Total distributions	(0.42)		(0.43)		-		(0.43)	(0.45)	(0.57)	(0.61)
Net asset value, end of period	$10.08		$10.34		$10.64		$10.36	$10.41	$10.08	$10.01
Total Return(a)	1.68	% **	1.33%		2.70	% **	3.68%	7.75%	6.42%	6.48%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$186,445		$157,275		$128,695		$127,246	$146,276	$161,988	$182,669
Ratio of expenses to average daily net assets:
Before expense waiver	0.54	% *	0.54%		0.54	% *	0.54%	0.54%	0.54%	0.54%
After expense waiver	0.54	% *#	0.54	% #	N/A		N/A	N/A	N/A	N/A
Net investment income to average daily net assets	4.09	% *	3.54%		3.48	% *	3.67%	4.38%	5.19%	6.15%
Portfolio turnover rate	78	% **	114%		78	% **	41%	19%	24%	55%

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income per share of $0.02, an increase to net realized and unrealized gains and losses per share of $0.02, and a decrease of the ratio of net investment income to average net assets of 0.20%.
The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$10.16		$10.47		$10.25		$10.30		$10.31
Income (loss) from investment operations:
Net investment income (loss)	0.17	***	0.24	***	0.25	***	0.31	***	(0.00	) ***†
Net realized and unrealized loss on investments	(0.04)		(0.19)		(0.03)		(0.00	)†	(0.01)
Total income (loss) from investment operations	0.13		0.05		0.22		0.31		(0.01)
Less distributions to shareholders:
From net investment income	(0.35)		(0.33)		-		(0.36)		-
From net realized gains	-		(0.03)		-		-		-
Total distributions	(0.35)		(0.36)		-		(0.36)		-
Net asset value, end of period	$9.94		$10.16		$10.47		$10.25		$10.30
Total Return(a)	1.30	% **(b)	0.62	% (b)	2.15	% (b)**	2.98	% (b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$101		$103		$106		$104		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.29	% *	1.29%		1.29	% *	1.29%		-	‡
After expense waiver	1.22	% *#	1.22	% #	1.25	% *#	N/A		N/A
Net investment income to average daily net assets	3.43	% *	2.39%		2.92	% *	2.92%		-	‡
Portfolio turnover rate	78	% **	114%		78	% **	41%		19%

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment loss and net realized and unrealized loss on investments are less than $0.01 per share.

+  For the period from January 1,2004 through October 31, 2004.

++  Class N commenced operations on December 31, 2002.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes contingent deferred sales charges and would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05		Period ended 10/31/04††		Period ended 12/31/03+
Net asset value, beginning of period	$10.51		$10.60		$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.19	***	0.69	***	0.36	***	-
Net realized and unrealized gain (loss) on investments	(0.31)		(0.48)		0.24		-
Total income (loss) from investment operations	(0.12)		0.21		0.60		0.00
Less distributions to shareholders:
From net investment income	(0.52)		(0.29)		-		-
From net realized gains	(0.01)		(0.01)		-		-
Total distributions	(0.53)		(0.30)		-		-
Net asset value, end of period	$9.86		$10.51		$10.60		$10.00
Total Return(a)	(1.24	)% **(b)	1.95	% (b)	6.00	% **(b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$19,643		$15,983		$4,447		$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.04	% *	1.04%		1.11	% *	-	‡
After expense waiver	N/A		N/A		1.08	% *#	N/A ‡
Net investment income to average daily net assets	3.36	% *	6.52%		4.11	% *	0.00	% ‡
Portfolio turnover rate	0	% **	7%		4	% **	N/A
	Class L
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05		Period ended 10/31/04††		Period ended 12/31/03+
Net asset value, beginning of period	$10.59		$10.66		$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.18	***	0.46	***	0.33	***	-
Net realized and unrealized gain (loss) on investments	(0.30)		(0.23)		0.33		-
Total income (loss) from investment operations	(0.12)		0.23		0.66		0.00
Less distributions to shareholders:
From net investment income	(0.53)		(0.29)		-		-
From net realized gains	(0.01)		(0.01)		-		-
Total distributions	(0.54)		(0.30)		-		-
Net asset value, end of period	$9.93		$10.59		$10.66		$10.00

Total Return(a)	(1.19	)% **	2.22%		6.60	% **	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$5,263		$4,977		$2,095		$1
Ratio of expenses to average daily net assets:
Before expense waiver	0.79	% *	0.79%		0.86	% *	-	‡
After expense waiver	N/A		N/A		0.83	% *#	N/A ‡
Net investment income to average daily net assets	3.39	% *	4.32%		3.82	% *	0.00	% ‡
Portfolio turnover rate	0	% **	7%		4	% **	N/A

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  The Fund commenced operations on December 31, 2003.

††  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

‡  Amounts are de minimis due to short period of operations.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as they set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05	Period ended 10/31/04††		Period ended 12/31/03+
Net asset value, beginning of period	$10.61		$10.67	$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.19	***	0.56 ***	0.34	***	-
Net realized and unrealized gain (loss) on investments	(0.29)		(0.31)	0.33		-
Total income (loss) from investment operations	(0.10)		0.25	0.67		0.00
Less distributions to shareholders:
From net investment income	(0.55)		(0.30)	-		-
From net realized gains	(0.01)		(0.01)	-		-
Total distributions	(0.56)		(0.31)	-		-
Net asset value, end of period	$9.95		$10.61	$10.67		$10.00

Total Return(a)	(1.05	)% **	2.32%	6.70	% **	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$83,761		$79,985	$66,938		$1
Ratio of expenses to average daily net assets:
Before expense waiver	0.64	% *	0.64%	0.71	% *	-	‡
After expense waiver	N/A		N/A	0.68	% *#	N/A ‡
Net investment income to average daily net assets	3.67	% *	5.27%	3.92	% *	0.00	% ‡
Portfolio turnover rate	0	% **	7%	4	% **	N/A
	Class S
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05	Period ended 10/31/04††		Period ended 12/31/03+
Net asset value, beginning of period	$10.63		$10.68	$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.18	***	0.56 ***	0.34	***	-
Net realized and unrealized gain (loss) on investments	(0.28)		(0.30)	0.34		-
Total income (loss) from investment operations	(0.10)		0.26	0.68		0.00
Less distributions to shareholders:
From net investment income	(0.56)		(0.30)	-		-
From net realized gains	(0.01)		(0.01)	-		-
Total distributions	(0.57)		(0.31)	-		-
Net asset value, end of period	$9.96		$10.63	$10.68		$10.00
Total Return(a)	(1.05	)% **	2.49%	6.80	% **	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$189,344		$141,438	$84,021		$10,521
Ratio of expenses to average daily net assets:
Before expense waiver	0.54	% *	0.54%	0.61	% *	-	‡
After expense waiver	N/A		N/A	0.58	% *#	N/A ‡
Net investment income to average daily net assets	3.70	% *	5.24%	3.90	% *	0.00	% ‡
Portfolio turnover rate	0	% **	7%	4	% **	N/A

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  The Fund commenced operations on December 31, 2003.

††  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

‡  Amounts are de minimis due to short period of operations.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as they set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/06		Year ended		Period ended		Period ended
	(Unaudited)		10/31/05		10/31/04††		12/31/03+
Net asset value, beginning of period	$10.55		$10.61		$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.20	***	0.48	***	0.22	***	-
Net realized and unrealized gain (loss) on investments	(0.34)		(0.31)		0.39		-
Total income (loss) from investment operations	(0.14)		0.17		0.61		0.00
Less distributions to shareholders:
From net investment income	(0.47)		(0.22)		-		-
From net realized gains	(0.01)		(0.01)		-		-
Total distributions	(0.48)		(0.23)		-		-
Net asset value, end of period	$9.93		$10.55		$10.61		$10.00
Total Return(a)	(1.41	)% **(b)	1.60	% (b)	6.10	% **(b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$106		$113		$107		$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.34	% *	1.34%		1.41	% *	-	‡
After expense waiver	N/A		N/A		1.38	% *#	N/A ‡
Net investment income to average daily net assets	3.27	% *	4.49%		2.62	% *	0.00	% ‡
Portfolio turnover rate	0	% **	7%		4	% **	N/A

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  The Fund commenced operations on December 31, 2003.

††  For the period from January 1, 2004 through October 31, 2004.

‡  Amounts are de minimis due to short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as they set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a contingent deferred sales charge and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$10.88		$10.88		$10.93		$11.18	$10.76	$10.65	$10.12
Income (loss) from investment operations:
Net investment income	0.21	***	0.39	***	0.31	***	0.36 ***	0.48 ***	0.56 ***	0.65 ***
Net realized and unrealized gain (loss) on investments	(0.18)		(0.32)		0.10		0.17	0.42	0.21	0.42
Total income from investment operations	0.03		0.07		0.41		0.53	0.90	0.77	1.07
Less distributions to shareholders:
From net investment income	(0.47)		(0.07)		(0.36)		(0.63)	(0.45)	(0.57)	(0.54)
From net realized gains	-		-		(0.10)		(0.15)	(0.03)	(0.09)	-
Total distributions	(0.47)		(0.07)		(0.46)		(0.78)	(0.48)	(0.66)	(0.54)
Net asset value, end of period	$10.44		$10.88		$10.88		$10.93	$11.18	$10.76	$10.65
Total Return(a)	0.37	% **(c)	0.64	% (c)	3.74	% **(c)	4.78%	8.28%	7.32%	10.62%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$224,896		$239,708		$227,160		$204,591	$156,727	$61,179	$13,435
Ratio of expenses to average daily net assets:
Before expense waiver	1.04	% *	1.03%		1.05	% *	1.04%	1.04%	1.05%	1.04%
After expense waiver	0.96	% *#	0.95	% #	1.00	% *#	N/A	N/A	N/A	N/A
Net investment income to average daily net assets	4.06	% *	3.62%		3.40	% *	3.17%	4.34%	5.03%	6.02%
Portfolio turnover rate	98	% **	219%		178	% **	146%	187%	68%	39%
	Class L
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$10.95		$10.94		$10.98		$11.22	$10.79	$10.66	$10.11
Income (loss) from investment operations:
Net investment income	0.23	***	0.42	***	0.33	***	0.39 ***	0.52 ***	0.60 ***	0.66 ***
Net realized and unrealized gain (loss) on investments	(0.19)		(0.33)		0.11		0.18	0.40	0.21	0.44
Total income from investment operations	0.04		0.09		0.44		0.57	0.92	0.81	1.10
Less distributions to shareholders:
From net investment income	(0.49)		(0.08)		(0.38)		(0.66)	(0.46)	(0.59)	(0.55)
From net realized gains	-		-		(0.10)		(0.15)	(0.03)	(0.09)	-
Total distributions	(0.49)		(0.08)		(0.48)		(0.81)	(0.49)	(0.68)	(0.55)
Net asset value, end of period	$10.50		$10.95		$10.94		$10.98	$11.22	$10.79	$10.66
Total Return(a)	0.44	% **	0.79%		4.02	% **	5.09%	8.49%	7.62%	10.85%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$405,037		$385,684		$405,695		$348,158	$289,553	$174,896	$66,686
Ratio of expenses to average daily net assets:
Before expense waiver	0.79	% *	0.79%		0.80	% *	0.79%	0.79%	0.80%	0.79%
After expense waiver	0.71	% *#	0.71	% #	0.75	% *#	N/A	N/A	N/A	N/A
Net investment income to average daily net assets	4.31	% *	3.86%		3.62	% *	3.42%	4.62%	5.32%	6.21%
Portfolio turnover rate	98	% **	219%		178	% **	146%	187%	68%	39%

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discount on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of $0.01 per share, an increase to net realized and unrealized gains and losses of $0.01 per share and a decrease of the the ratio of net investment income to average net assets of 0.09%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(c)  Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$10.99		$10.97		$11.01		$11.25	$10.82	$10.68	$10.12
Income (loss) from investment operations:
Net investment income	0.23	***	0.43	***	0.34	***	0.41 ***	0.54 ***	0.62 ***	0.68 ***
Net realized and unrealized gain (loss) on investments	(0.18)		(0.33)		0.11		0.17	0.40	0.21	0.43
Total income from investment operations	0.05		0.10		0.45		0.58	0.94	0.83	1.11
Less distributions to shareholders:
From net investment income	(0.50)		(0.08)		(0.39)		(0.67)	(0.48)	(0.60)	(0.55)
From net realized gains	-		-		(0.10)		(0.15)	(0.03)	(0.09)	-
Total distributions	(0.50)		(0.08)		(0.49)		(0.82)	(0.51)	(0.69)	(0.55)
Net asset value, end of period	$10.54		$10.99		$10.97		$11.01	$11.25	$10.82	$10.68
Total Return(a)	0.50	% **	0.90%		4.11	% **	5.23%	8.61%	7.84%	11.01%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$209,591		$214,159		$200,216		$153,913	$172,997	$108,395	$49,579
Ratio of expenses to average daily net assets:
Before expense waiver	0.64	% *	0.64%		0.65	% *	0.64%	0.64%	0.65%	0.64%
After expense waiver	N/A		0.64	% #	N/A		N/A	N/A	N/A	N/A
Net investment income to average daily net assets	4.38	% *	3.93%		3.71	% *	3.58%	4.79%	5.49%	6.37%
Portfolio turnover rate	98	% **	219%		178	% **	146%	187%	68%	39%
	Class S
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$11.04		$11.02		$11.06		$11.29	$10.85	$10.70	$10.14
Income (loss) from investment operations:
Net investment income	0.24	***	0.44	***	0.35	***	0.42 ***	0.54 ***	0.63 ***	0.68 ***
Net realized and unrealized gain (loss) on investments	(0.18)		(0.34)		0.10		0.18	0.41	0.21	0.43
Total income from investment operations	0.06		0.10		0.45		0.60	0.95	0.84	1.11
Less distributions to shareholders:
From net investment income	(0.51)		(0.08)		(0.39)		(0.68)	(0.48)	(0.60)	(0.55)
From net realized gains	-		-		(0.10)		(0.15)	(0.03)	(0.09)	-
Total distributions	(0.51)		(0.08)		(0.49)		(0.83)	(0.51)	(0.69)	(0.55)
Net asset value, end of period	$10.59		$11.04		$11.02		$11.06	$11.29	$10.85	$10.70
Total Return(a)	0.47	% **	1.00%		4.11	% **	5.32%	8.71%	7.92%	10.99%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$853,470		$828,275		$780,442		$814,837	$1,252,515	$887,641	$758,554
Ratio of expenses to average daily net assets:
Before expense waiver	0.59	% *	0.59%		0.60	% *	0.59%	0.59%	0.60%	0.59%
After expense waiver	N/A		0.59	% #	N/A		N/A	N/A	N/A	N/A
Net investment income to average daily net assets	4.43	% *	3.98%		3.75	% *	3.62%	4.83%	5.61%	6.38%
Portfolio turnover rate	98	% **	219%		178	% **	146%	187%	68%	39%

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discount on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of $0.01 per share, an increase to net realized and unrealized gains and losses of $0.01 per share and a decrease of the the ratio of net investment income to average net assets of 0.09%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05		Period ended 10/31/04++		Year ended 12/31/03		Period ended 12/31/02+
Net asset value, beginning of period	$10.76		$10.79		$10.84		$11.15		$11.16
Income (loss) from investment operations:
Net investment income (loss)	0.20	***	0.36	***	0.29	***	0.34	***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	(0.19)		(0.33)		0.08		0.16		(0.01)
Total income (loss) from investment operations	0.01		0.03		0.37		0.50		(0.01)
Less distributions to shareholders:
From net investment income	(0.43)		(0.06)		(0.32)		(0.66)		-
From net realized gains	-		-		(0.10)		(0.15)		-
Total distributions	(0.43)		(0.06)		(0.42)		(0.81)		-
Net asset value, end of period	$10.34		$10.76		$10.79		$10.84		$11.15

Total Return(a)	0.18	% **(b)	0.30	% (b)	3.45	% **(b)	4.51	% (b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,329		$1,367		$1,107		$1,215		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.36	% *	1.36%		1.34	% *	1.36%		-	‡
After expense waiver	1.28	% *#	1.28	% #	1.30	% *#	N/A		N/A
Net investment income to average daily net assets	3.74	% *	3.30%		3.13	% *	2.94%		-	‡
Portfolio turnover rate	98	% **	219%		178	% **	146%		187%

*  Annualized

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment loss is less than $0.01 per share.

+  Class N commenced operations on December 31, 2002.

++  For the period January 1, 2004 through October 31, 2004.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/06		Year ended		Period ended		Year ended	Year ended		Year ended		Year ended
	(Unaudited)		10/31/05		10/31/04+		12/31/03	12/31/02		12/31/01(b)		12/31/00
Net asset value, beginning of period	$10.75		$11.07		$10.63		$10.04	$9.69		$9.57		$9.56
Income (loss) from investment operations:
Net investment income	0.21	***	0.39	***	0.33	***	0.44 ***	0.46	***	0.57	***	0.62	***
Net realized and unrealized gain (loss) on investments	(0.15)		(0.30)		0.11		0.36	0.29		0.08		0.02
Total income from investment operations	0.06		0.09		0.44		0.80	0.75		0.65		0.64
Less distributions to shareholders:
From net investment income	(0.39)		(0.36)		-		(0.18)	(0.40)		(0.53)		(0.63)
Tax return of capital	-		-		-		-	-		-		(0.00	)†
From net realized gains	-		(0.05)		-		(0.03)	-		-		-
Total distributions	(0.39)		(0.41)		-		(0.21)	(0.40)		(0.53)		(0.63)
Net asset value, end of period	$10.42		$10.75		$11.07		$10.63	$10.04		$9.69		$9.57
Total Return(a)	0.57	% **(c)	0.83	% (c)	4.14	%**(c)	7.95%	7.78%		6.69%		6.81%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$32,941		$38,218		$26,001		$12,221	$18,401		$4,094		$312
Ratio of expenses to average daily net assets:
Before expense waiver	1.15	% *	1.15%		1.11	%*	1.14%	1.16%		1.11%		1.12%
After expense waiver	0.99	% *#	0.99	% #	1.01	%*#	N/A	1.15	% #	1.09	% #	1.11	% #
Net investment income to average daily net assets	4.01	% *	3.61%		3.70	%*	4.17%	4.61%		5.70%		6.27%
Portfolio turnover rate	86	% **	137%		84	%**	105%	76%		62%		15%
	Class L
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02		Year ended 12/31/01(b)		Year ended 12/31/00
Net asset value, beginning of period	$10.71		$11.02		$10.56		$10.10	$9.66		$9.57		$9.56
Income (loss) from investment operations:
Net investment income	0.22	***	0.41	***	0.35	***	0.43 ***	0.51	***	0.58	***	0.64	***
Net realized and unrealized gain (loss) on investments	(0.15)		(0.29)		0.11		0.35	0.33		0.07		0.03
Total income from investment operations	0.07		0.12		0.46		0.78	0.84		0.65		0.67
Less distributions to shareholders:
From net investment income	(0.42)		(0.38)		-		(0.29)	(0.40)		(0.56)		(0.66)
Tax return of capital	-		-		-		-	-		-		(0.00	)†
From net realized gains	-		(0.05)		-		(0.03)	-		-		-
Total distributions	(0.42)		(0.43)		-		(0.32)	(0.40)		(0.56)		(0.66)
Net asset value, end of period	$10.36		$10.71		$11.02		$10.56	$10.10		$9.66		$9.57
Total Return(a)	0.54	% **	1.13%		4.36	%**	8.36%	8.09%		6.87%		6.99%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$178,830		$138,848		$117,093		$64,281	$632		$4,026		$283
Ratio of expenses to average daily net assets:
Before expense waiver	0.91	% *	0.91%		0.86	%*	0.90%	0.90%		0.86%		0.88%
After expense waiver	0.75	% *#	0.75	% #	0.76	%*#	N/A	0.90	% #	0.84	% #	0.88	% #
Net investment income to average daily net assets	4.28	% *	3.84%		3.93	%*	3.99%	5.17%		5.75%		6.53%
Portfolio turnover rate	86	% **	137%		84	%**	105%	76%		62%		15%

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Distributions from tax return of capital is less than $0.01 per share.

+  For the period January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of $0.01 per share, an increase to net realized and unrealized gains and losses of $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.07%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(c)  Total Return excludes a front-end sales charge and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02		Year ended 12/31/01(b)		Year ended 12/31/00
Net asset value, beginning of period	$10.76		$11.07		$10.61		$10.07	$9.70		$9.58		$9.56
Income (loss) from investment operations:
Net investment income	0.22	***	0.43	***	0.36	***	0.47 ***	0.50	***	0.61	***	0.65	***
Net realized and unrealized gain (loss) on investments	(0.15)		(0.31)		0.10		0.39	0.30		0.06		0.02
Total income from investment operations	0.07		0.12		0.46		0.86	0.80		0.67		0.67
Less distributions to shareholders:
From net investment income	(0.42)		(0.38)		-		(0.29)	(0.43)		(0.55)		(0.65)
Tax return of capital	-		-		-		-	-		-		(0.00	)†
From net realized gains	-		(0.05)		-		(0.03)	-		-		-
Total distributions	(0.42)		(0.43)		-		(0.32)	(0.43)		(0.55)		(0.65)
Net asset value, end of period	$10.41		$10.76		$11.07		$10.61	$10.07		$9.70		$9.58
Total Return(a)	0.65	% **	1.15%		4.34	%**	8.41%	8.30%		6.96%		7.15%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$9,638		$10,329		$7,221		$6,975	$3,979		$313		$231
Ratio of expenses to average daily net assets:
Before expense waiver	0.75	% *	0.75%		0.71	%*	0.74%	0.75%		0.71%		0.73%
After expense waiver	0.74	% *#	0.74	% #	N/A		N/A	0.74	% #	0.69	% #	0.72	% #
Net investment income to average daily net assets	4.27	% *	4.00%		3.96	%*	4.44%	4.99%		6.10%		6.64%
Portfolio turnover rate	86	% **	137%		84	%**	105%	76%		62%		15%
	Class S
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02		Year ended 12/31/01(b)		Year ended 12/31/00
Net asset value, beginning of period	$10.79		$11.10		$10.64		$10.10	$9.71		$9.59		$9.56
Income (loss) from investment operations:
Net investment income	0.23	***	0.44	***	0.36	***	0.48 ***	0.53	***	0.61	***	0.66	***
Net realized and unrealized gain (loss) on investments	(0.15)		(0.31)		0.10		0.38	0.29		0.07		0.03
Total income from investment operations	0.08		0.13		0.46		0.86	0.82		0.68		0.69
Less distributions to shareholders:
From net investment income	(0.43)		(0.39)		-		(0.29)	(0.43)		(0.56)		(0.66)
Tax return of capital	-		-		-		-	-		-		(0.00	)†
From net realized gains	-		(0.05)		-		(0.03)	-		-		-
Total distributions	(0.43)		(0.44)		-		(0.32)	(0.43)		(0.56)		(0.66)
Net asset value, end of period	$10.44		$10.79		$11.10		$10.64	$10.10		$9.71		$9.59
Total Return(a)	0.62	% **	1.10%		4.42	%**	8.48%	8.41%		7.11%		7.19%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$190,605		$157,993		$104,200		$74,735	$39,147		$29,054		$26,790
Ratio of expenses to average daily net assets:
Before expense waiver	0.70	% *	0.70%		0.66	%*	0.69%	0.70%		0.66%		0.69%
After expense waiver	0.69	% *#	0.69	% #	N/A		N/A	0.70	% #	0.64	% #	0.68	% #
Net investment income to average daily net assets	4.33	% *	4.06%		4.02	%*	4.57%	5.31%		6.13%		6.71%
Portfolio turnover rate	86	% **	137%		84	%**	105%	76%		62%		15%

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Distributions from tax return of capital is less than $0.01 per share.

+  For the period January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of $0.01 per share, an increase to net realized and unrealized gains and losses of $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.07%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$10.65		$10.96		$10.55		$10.02		$10.03
Income (loss) from investment operations:
Net investment income	0.19	***	0.36	***	0.30	***	0.40	***	0.00	***†
Net realized and unrealized gain (loss) on investments	(0.15)		(0.30)		0.11		0.37		(0.01)
Total income (loss) from investment operations	0.04		0.06		0.41		0.77		(0.01)
Less distributions to shareholders:
From net investment income	(0.37)		(0.32)		-		(0.21)		-
From net realized gains	-		(0.05)		-		(0.03)		-
Total distributions	(0.37)		(0.37)		-		(0.24)		-
Net asset value, end of period	$10.32		$10.65		$10.96		$10.55		$10.02

Total Return(a)	0.36	% **(b)	0.56	% (b)	3.89	%**(b)	7.65	% (b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,267		$1,245		$128		$111		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.45	% *	1.45%		1.41	%*	1.44%		-	‡
After expense waiver	1.29	% *#	1.29	% #	1.32	%*#	N/A		N/A
Net investment income to average daily net assets	3.72	% *	3.33%		3.34	%*	3.86%		-	‡
Portfolio turnover rate	86	% **	137%		84	%**	105%		76	% **

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment income is less than $0.01 per share.

+  For the period January 1, 2004 through October 31, 2004.

++  Class N commenced operations on December 31, 2002.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a contingent deferred sales charge and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A				Class L				Class Y
	Six months ended 4/30/06 (Unaudited)		Period ended 10/31/05†		Six months ended 4/30/06 (Unaudited)		Period ended 10/31/05†		Six months ended 4/30/06 (Unaudited)		Period ended 10/31/05†
Net asset value, beginning of period	$10.03		$10.00		$10.05		$10.00		$10.06		$10.00
Income (loss) from investment operations:
Net investment income	0.25	***	0.28	***	0.27	***	0.35	***	0.27	***	0.36	***
Net realized and unrealized gain (loss) on investments	0.10		(0.25)		0.10		(0.30)		0.10		(0.30)
Total income from investment operations	0.35		0.03		0.37		0.05		0.37		0.06
Less distributions to shareholders:
From net investment income	(0.41)		-		(0.39)		-		(0.41)		-
Net asset value, end of period	$9.97		$10.03		$10.03		$10.05		$10.02		$10.06
Total Return(a)	3.45	% **(b)	0.30	% **(b)	3.66	% **	0.50	% **	3.78	% **	0.60	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$10,949		$4,896		$239,229		$241,273		$11,557		$11,473
Ratio of expenses to average daily net assets:
Before expense waiver	1.23	% *	1.25	% *	0.98	% *	0.98	% *	0.83	% *	0.85	% *
After expense waiver	1.16	% *#	1.16	% *#	0.89	% *#	0.89	% *#	0.76	% *#	0.76	% *#
Net investment income to average daily net assets	5.08	% *	3.30	% *	5.38	% *	4.22	% *	5.51	% *	4.26	% *
Portfolio turnover rate	80	% **	159	% **	80	% **	159	% **	80	% **	159	% **

	Class S				Class N
	Six months ended 4/30/06 (Unaudited)		Period ended 10/31/05†		Six months ended 4/30/06 (Unaudited)		Period ended 10/31/05†
Net asset value, beginning of period	$10.07		$10.00		$10.01		$10.00
Income (loss) from investment operations:
Net investment income	0.28	***	0.36	***	0.24	***	0.31	***
Net realized and unrealized gain (loss) on investments	0.09		(0.29)		0.11		(0.30)
Total income from investment operations	0.37		0.07		0.35		0.01
Less distributions to shareholders:
From net investment income	(0.41)		-		(0.34)		-
Net asset value, end of period	$10.03		$10.07		$10.02		$10.01

Total Return(a)	3.77	% **	0.70	% **	3.42	% **(b)	0.10	% **(b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$100		$101		$172		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.78	% *	0.80	% *	1.54	% *	1.47	% *
After expense waiver	0.71	% *#	0.71	% *#	1.38	% *#	1.38	% *#
Net investment income to average daily net assets	5.56	% *	4.33	% *	4.89	% *	3.67	% *
Portfolio turnover rate	80	% **	159	% **	80	% **	159	% **

*  Annualized.

**  Percentage represents the results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  For the period from December 31, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.

(b)  Total Return exludes a front-end sales charge for Class A and a contingent deferred sales charge for Class N and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Financial Statements (Continued)

The accompanying notes are an integral part of the financial statements.

Financial Highlights (For a share outstanding throughout each period)

	Class A				Class L
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05†		Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05†
Net asset value, beginning of period	$10.64		$10.39		$10.67		$10.39
Income (loss) from investment operations:
Net investment income	0.37	***	0.74	***	0.38	***	0.76	***
Net realized and unrealized gain (loss) on investments	0.19		(0.37)		0.19		(0.36)
Total income from investment operations	0.56		0.37		0.57		0.40
Less distributions to shareholders:
From net investment income	(0.71)		(0.12)		(0.72)		(0.12)
From net realized gains	(0.05)		-		(0.05)		-
Total distributions	(0.76)		(0.12)		(0.77)		(0.12)
Net asset value, end of period	$10.44		$10.64		$10.47		$10.67

Total Return(a)	5.50	% **(b)	3.56	% (b)	5.62	% **	3.78%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$10,623		$5,660		$1,623		$369
Ratio of expenses to average daily net assets:
Before expense waiver	1.15	% *	1.16%		0.90	% *	0.91%
After expense waiver	1.15	% *#	1.15	% #	0.90	% *#	0.90	% #
Net investment income to average daily net assets	7.14	% *	6.98%		7.44	% *	7.18%
Portfolio turnover rate	31	% **	59%		31	% **	59%

	Class Y
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05		Year ended 10/31/04	Year ended 10/31/03	Year ended 10/31/02(c)	Year ended 10/31/01
Net asset value, beginning of period	$10.67		$10.39		$10.05	$8.27	$8.94	$9.88
Income (loss) from investment operations:
Net investment income	0.39	***	0.77	***	0.84	0.82	0.74	0.79
Net realized and unrealized gain (loss) on investments	0.20		(0.37)		0.35	1.79	(0.67)	(0.94)
Total income (loss) from investment operations	0.59		0.40		1.19	2.61	0.07	(0.15)
Less distributions to shareholders:
From net investment income	(0.71)		(0.12)		(0.85)	(0.83)	(0.74)	(0.79)
From net realized gains	(0.05)		-		-	-	- +	-
Total distributions	(0.76)		(0.12)		(0.85)	(0.83)	(0.74)	(0.79)
Net asset value, end of period	$10.50		$10.67		$10.39	$10.05	$8.27	$8.94
Total Return	5.72	% **(a)	3.92	% (a)	12.32%	33.04%	0.48%	(1.58)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$70,547		$64,235		$78,901	$50,552	$25,704	$24,637
Ratio of expenses to average daily net assets:
Before expense waiver	0.75	% *	0.75%		0.78%	1.02%	1.04%	1.07%
After expense waiver	0.75	% *#	0.75	% #	0.75%	0.75%	0.75%	0.75%
Net investment income to average daily net assets	7.49	% *	7.29%		8.30%	8.98%	8.43%	8.35%
Portfolio turnover rate	31	% **	59%		70%	103%	73%	77%

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Class A and Class L commenced operations on November 1, 2004.

+  Distributions from net realized gains are less than $0.01 per share.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

(c)  The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was a decrease to net investment income of less than $0.01 per share, an increase to net realized and unrealized gains and losses of less than $0.01 per share, and a decrease of the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

MassMutual Premier High Yield Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class S				Class N
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05†		Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05†
Net asset value, beginning of period	$10.67		$10.39		$10.62		$10.39
Income (loss) from investment operations:
Net investment income	0.39	***	0.78	***	0.35	***	0.70	***
Net realized and unrealized gain (loss) on investments	0.20		(0.37)		0.19		(0.36)
Total income from investment operations	0.59		0.41		0.54		0.34
Less distributions to shareholders:
From net investment income	(0.72)		(0.13)		(0.63)		(0.11)
From net realized gains	(0.05)		-		(0.05)		-
Total distributions	(0.77)		(0.13)		(0.68)		(0.11)
Net asset value, end of period	$10.49		$10.67		$10.48		$10.62

Total Return(a)	5.73	% **	3.96%		5.27	% **(b)	3.25	% (b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$27,296		$24,644		$151		$109
Ratio of expenses to average daily net assets:
Before expense waiver	0.70	% *	0.70%		1.45	% *	1.45%
After expense waiver	0.70	% *#	0.70	% #	1.45	% *#	1.45	% #
Net investment income to average daily net assets	7.55	% *	7.37%		6.83	% *	6.60%
Portfolio turnover rate	31	% **	59%		31	% **	59%

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Class S and Class N commenced operations on November 1, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a contingent deferred sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$9.45		$9.10		$8.84		$7.66	$8.93	$9.81	$13.21
Income (loss) from investment operations:
Net investment income	0.10	***	0.17	***	0.11	***	0.14 ***	0.17 ***	0.20 ***	0.35 ***
Net realized and unrealized gain (loss) on investments	0.47		0.36		0.15		1.20	(1.24)	(0.84)	(0.41)
Total income (loss) from investment operations	0.57		0.53		0.26		1.34	(1.07)	(0.64)	(0.06)
Less distributions to shareholders:
From net investment income	(0.21)		(0.18)		-		(0.16)	(0.20)	(0.24)	(0.49)
From net realized gains	-		-		-		-	-	(0.00)†	(2.85)
Total distributions	(0.21)		(0.18)		-		(0.16)	(0.20)	(0.24)	(3.34)
Net asset value, end of period	$9.81		$9.45		$9.10		$8.84	$7.66	$8.93	$9.81
Total Return(a)	6.06	% **(c)	5.84	% (c)	2.94	%**(c)	17.52%	(11.98)%	(6.51)%	(0.58)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$8,346		$7,838		$7,555		$7,287	$5,490	$7,168	$4,095
Ratio of expenses to average daily net assets:
Before expense waiver	1.18	% *	1.17%		1.20	%*	1.16%	1.16%	1.16%	1.15%
After expense waiver	1.16	% *	1.16	% #	N/A		N/A	N/A	N/A	N/A
Net investment income to average daily net assets	2.03	% *	1.84%		1.43	%*	1.70%	2.08%	2.20%	2.64%
Portfolio turnover rate	69	% **	139%		104	%**	95%	94%	85%	100%
	Class L
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$9.55		$9.18		$8.91		$7.71	$8.98	$9.85	$13.22
Income (loss) from investment operations:
Net investment income	0.11	***	0.20	***	0.13	***	0.16 ***	0.20 ***	0.23 ***	0.39 ***
Net realized and unrealized gain (loss) on investments	0.48		0.36		0.14		1.21	(1.25)	(0.85)	(0.42)
Total income (loss) from investment operations	0.59		0.56		0.27		1.37	(1.05)	(0.62)	(0.03)
Less distributions to shareholders:
From net investment income	(0.22)		(0.19)		-		(0.17)	(0.22)	(0.25)	(0.49)
From net realized gains	-		-		-		-	-	(0.00)+	(2.85)
Total distributions	(0.22)		(0.19)		-		(0.17)	(0.22)	(0.25)	(3.34)
Net asset value, end of period	$9.92		$9.55		$9.18		$8.91	$7.71	$8.98	$9.85
Total Return(a)	6.29	% **	6.02%		3.14	%**	17.77%	(11.67)%	(6.31)%	(0.35)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,993		$2,119		$2,779		$2,393	$3,280	$3,976	$4,721
Ratio of expenses to average daily net assets:
Before expense waiver	0.93	% *	0.92%		0.94	%*	0.91%	0.91%	0.91%	0.90%
After expense waiver	0.91	% *	0.91	% #	N/A		N/A	N/A	N/A	N/A
Net investment income to average daily net assets	2.29	% *	2.14%		1.70	%*	1.97%	2.33%	2.47%	2.97%
Portfolio turnover rate	69	% **	139%		104	%**	95%	94%	85%	100%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Distributions from net realized gains are less than $0.01 per share.

+  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of less than $0.01 per share, an increase to net realized and unrealized gains and losses of less than $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.01%.

(c)  Total Return excludes a front-end sales charge and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$9.86		$9.48		$9.18		$7.94	$9.25	$10.14	$13.24
Income (loss) from investment operations:
Net investment income	0.12	***	0.22	***	0.14	***	0.18 ***	0.21 ***	0.25 ***	0.42 ***
Net realized and unrealized gain (loss) on investments	0.49		0.38		0.16		1.25	(1.29)	(0.88)	(0.44)
Total income (loss) from investment operations	0.61		0.60		0.30		1.43	(1.08)	(0.63)	(0.02)
Less distributions to shareholders:
From net investment income	(0.24)		(0.22)		-		(0.19)	(0.23)	(0.26)	(0.23)
From net realized gains	-		-		-		-	-	(0.00)†	(2.85)
Total distributions	(0.24)		(0.22)		-		(0.19)	(0.23)	(0.26)	(3.08)
Net asset value, end of period	$10.23		$9.86		$9.48		$9.18	$7.94	$9.25	$10.14
Total Return(a)	6.29	% **	6.31%		3.27	%**	18.02%	(11.64)%	(6.19)%	(0.22)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,997		$1,923		$2,083		$2,138	$2,438	$3,087	$3,587
Ratio of expenses to average daily net assets:
Before expense waiver	0.78	% *	0.77%		0.80	%*	0.76%	0.76%	0.76%	0.74%
After expense waiver	0.76	% *	0.76	% #	N/A		N/A	N/A	N/A	N/A
Net investment income to average daily net assets	2.44	% *	2.26%		1.84	%*	2.09%	2.48%	2.62%	3.20%
Portfolio turnover rate	69	% **	139%		104	%**	95%	94%	85%	100%
	Class S
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$9.59		$9.22		$8.93		$7.72	$9.00	$9.88	$13.25
Income (loss) from investment operations:
Net investment income	0.13	***	0.23	***	0.15	***	0.19 ***	0.22 ***	0.26 ***	0.43 ***
Net realized and unrealized gain (loss) on investments	0.47		0.37		0.14		1.22	(1.25)	(0.86)	(0.41)
Total income (loss) from investment operations	0.60		0.60		0.29		1.41	(1.03)	(0.60)	0.02
Less distributions to shareholders:
From net investment income	(0.26)		(0.23)		-		(0.20)	(0.25)	(0.28)	(0.54)
From net realized gains	-		-		-		-	-	(0.00)†	(2.85)
Total distributions	(0.26)		(0.23)		-		(0.20)	(0.25)	(0.28)	(3.39)
Net asset value, end of period	$9.93		$9.59		$9.22		$8.93	$7.72	$9.00	$9.88
Total Return(a)	6.44	% **	6.43%		3.36	%**	18.30%	(11.47)%	(6.07)%	0.00%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$218,623		$231,935		$262,347		$277,665	$261,137	$350,187	$432,619
Ratio of expenses to average daily net assets:
Before expense waiver	0.62	% *	0.61%		0.63	%*	0.60%	0.60%	0.60%	0.59%
After expense waiver	0.60	% *	0.60	% #	N/A		N/A	N/A	N/A	N/A
Net investment income to average daily net assets	2.60	% *	2.43%		1.99	%*	2.26%	2.64%	2.78%	3.28%
Portfolio turnover rate	69	% **	139%		104	%**	95%	94%	85%	100%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Distributions from net realized gains are less than $0.01 per share.

+  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of less than $0.01 per share, an increase to net realized and unrealized gains and losses of less than $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.01%.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$9.37		$9.00		$8.77		$7.63		$7.63
Income (loss) from investment operations:
Net investment income (loss)	0.09	***	0.15	***	0.08	***	0.12	***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	0.45		0.34		0.15		1.19		(0.00	)†
Total income (loss) from investment operations	0.54		0.49		0.23		1.31		(0.00)
Less distributions to shareholders:
From net investment income	(0.18)		(0.12)		-		(0.17)		-
Net asset value, end of period	$9.73		$9.37		$9.00		$8.77		$7.63
Total Return(a)	5.81	% **(b)	5.49	% (b)	2.62	%**(b)	17.22	% (b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$130		$416		$544		$523		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.49	% *	1.48%		1.49	%*	1.47%		-	‡
After expense waiver	1.47	% *	1.47	% #	N/A		N/A		N/A
Net investment income to average daily net assets	1.84	% *	1.60%		1.13	%*	1.38%		-	‡
Portfolio turnover rate	69	% **	139%		104	%**	95%		94	% **

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment loss and net realized and unrealized loss on investments are less than $0.01 per share.

+  For the period from January 1, 2004 through October 31, 2004.

++  Class N commenced operations on December 31, 2002.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a contingent deferred sales charge and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05†
Net asset value, beginning of period	$16.82		$15.87
Income (loss) from investment operations:
Net investment income	0.11	***	0.22	***
Net realized and unrealized gain on investments	1.18		0.82
Total income from investment operations	1.29		1.04
Less distributions to shareholders:
From net investment income	(0.24)		(0.09)
From net realized gains	(0.09)		-
Total distributions	(0.33)		(0.09)
Net asset value, end of period	$17.78		$16.82

Total Return(a)	7.82	% **(b)	6.52	% (b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$20,962		$15,932
Ratio of expenses to average daily net assets:
Before expense waiver	1.09	% *	1.09%
After expense waiver	1.09	% *#	N/A
Net investment income to average daily net assets	1.31	% *	1.32%
Portfolio turnover rate	98	% **	53%

	Class L
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03	Year ended 10/31/02	Year ended 10/31/01
Net asset value, beginning of period	$16.86		$15.87	$14.15	$12.25	$12.96	$13.72
Income (loss) from investment operations:
Net investment income	0.14	***	0.28 ***	0.23	0.18	0.15	0.21
Net realized and unrealized gain (loss) on investments	1.18		0.80	1.87	1.87	(0.67)	(0.69)
Total income (loss) from investment operations	1.32		1.08	2.10	2.05	(0.52)	(0.48)
Less distributions to shareholders:
From net investment income	(0.27)		(0.09)	(0.38)	(0.15)	(0.19)	(0.28)
From net realized gains	(0.09)		-	-	-	-	-
Total distributions	(0.36)		(0.09)	(0.38)	(0.15)	(0.19)	(0.28)
Net asset value, end of period	$17.82		$16.86	$15.87	$14.15	$12.25	$12.96
Total Return(a)	7.95	% **	6.82%	15.00%	16.87%	(4.08)%	(3.69)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$96,649		$121,377	$70,724	$68,306	$52,339	$49,835
Ratio of expenses to average daily net assets:
Before expense waiver	0.80	% *	0.80%	0.80%	0.82%	0.83%	0.86%
After expense waiver	0.80	% *#	N/A	0.80%	0.80%	0.80%	0.80%
Net investment income to average daily net assets	1.62	% *	1.66%	1.38%	1.43%	1.14%	1.49%
Portfolio turnover rate	98	% **	53%	30%	49%	24%	26%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Class A commenced operations on November 1, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y			Class S			Class N
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05†	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05†	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05†
Net asset value, beginning of period	$16.87		$15.87	$16.89		$15.87	$16.78		$15.87
Income (loss) from investment operations:
Net investment income	0.15	***	0.30 *	0.16	***	0.32 ***	0.11	***	0.19	***
Net realized and unrealized gain on investments	1.18		0.80	1.18		0.80	1.15		0.79
Total income from investment operations	1.33		1.10	1.34		1.12	1.26		0.98
Less distributions to shareholders:
From net investment income	(0.29)		(0.10)	(0.31)		(0.10)	(0.17)		(0.07)
From net realized gains	(0.09)		-	(0.09)		-	(0.09)		-
Total distributions	(0.38)		(0.10)	(0.40)		(0.10)	(0.26)		(0.07)
Net asset value, end of period	$17.82		$16.87	$17.83		$16.89	$17.78		$16.78
Total Return(a)	8.01	% **	6.97%	8.06	% **	7.05%	7.62	% **(b)	6.18	% (b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$3,313		$3,147	$376,077		$393,965	$82		$182
Ratio of expenses to average daily net assets:
Before expense waiver	0.69	% *	0.69%	0.59	% *	0.59%	1.40	% *	1.40%
After expense waiver	0.69	% *#	N/A	0.59	% *#	N/A	1.40	% *#	N/A
Net investment income to average daily net assets	1.74	% *	1.78%	1.85	% *	1.89%	1.24	% *	1.13%
Portfolio turnover rate	98	% **	53%	98	% **	53%	98	% **	53%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Class Y, Class S and Class N commenced operations on November 1, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a contingent deferred sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A				Class L
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05†		Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05†
Net asset value, beginning of period	$12.20		$10.96		$12.20		$10.96
Income (loss) from investment operations:
Net investment income	0.09	***	0.18	***	0.11	***	0.21	***
Net realized and unrealized gain on investments	1.33		1.16		1.33		1.14
Total income from investment operations	1.42		1.34		1.44		1.35
Less distributions to shareholders:
From net investment income	(0.19)		(0.04)		(0.17)		(0.05)
From net realized gains	(0.91)		(0.06)		(0.91)		(0.06)
Total distributions	(1.10)		(0.10)		(1.08)		(0.11)
Net asset value, end of period	$12.52		$12.20		$12.56		$12.20

Total Return(a)	12.33	% **(b)	12.30	% (b)	12.36	% **	12.47%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$4,302		$1,509		$3,896		$2,192
Ratio of expenses to average daily net assets:
Before expense waiver	1.14	% *	1.16%		0.88	% *	0.91%
After expense waiver	1.09	% *#	1.09	% #	0.84	% *#	0.84	% #
Net investment income to average daily net assets	1.54	% *	1.47%		1.83	% *	1.74%
Portfolio turnover rate	55	% **	150%		55	% **	150%

	Class Y
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05		Year ended 10/31/04	Year ended 10/31/03	Year ended 10/31/02	Period ended 10/31/01††
Net asset value, beginning of period	$12.24		$10.96		$10.01	$8.35	$9.18	$10.00
Income (loss) from investment operations:
Net investment income	0.13	***	0.23	***	0.18	0.17	0.14	0.11
Net realized and unrealized gain (loss) on investments	1.31		1.16		1.34	1.63	(0.83)	(0.93)
Total income (loss) from investment operations	1.44		1.39		1.52	1.80	(0.69)	(0.82)
Less distributions to shareholders:
From net investment income	(0.19)		(0.05)		(0.31)	(0.14)	(0.14)	-
From net realized gains	(0.91)		(0.06)		(0.26)	-	-	-
Total distributions	(1.10)		(0.11)		(0.57)	(0.14)	(0.14)	-
Net asset value, end of period	$12.58		$12.24		$10.96	$10.01	$8.35	$9.18
Total Return	12.46	% **(a)	12.74	% (a)	15.31%	21.87%	(7.79)%	(8.20	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$91,033		$78,550		$38,480	$28,342	$22,061	$22,951
Ratio of expenses to average daily net assets:
Before expense waiver	0.73	% *	0.76%		0.98%	1.22%	1.19%	1.16	% *
After expense waiver	0.69	% *#	0.69	% #	0.70%	0.70%	0.70%	0.70	% *
Net investment income to average daily net assets	2.08	% *	1.95%		1.80%	1.86%	1.49%	1.26	% *
Portfolio turnover rate	55	% **	150%		102%	94%	115%	65	% **

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Class A and Class L commenced operations on November 1, 2004.

††  Class Y commenced operations on December 19, 2000.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund. Fees and expenses waived prior to November 1, 2004 were done at the discretion of the former manager of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class S				Class N
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05†		Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05†
Net asset value, beginning of period	$12.25		$10.96		$12.16		$10.96
Income (loss) from investment operations:
Net investment income	0.13	***	0.25	***	0.08	***	0.15	***
Net realized and unrealized gain on investments	1.33		1.15		1.33		1.15
Total income from investment operations	1.46		1.40		1.41		1.30
Less distributions to shareholders:
From net investment income	(0.20)		(0.05)		(0.10)		(0.04)
From net realized gains	(0.91)		(0.06)		(0.91)		(0.06)
Total distributions	(1.11)		(0.11)		(1.01)		(0.10)
Net asset value, end of period	$12.60		$12.25		$12.56		$12.16

Total Return(a)	12.61	% **	12.85%		12.14	% **(b)	11.96	% (b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$115		$112		$115		$111
Ratio of expenses to average daily net assets:
Before expense waiver	0.64	% *	0.66%		1.44	% *	1.47%
After expense waiver	0.59	% *#	0.59	% #	1.40	% *#	1.40	% #
Net investment income to average daily net assets	2.19	% *	2.08%		1.38	% *	1.27%
Portfolio turnover rate	55	% **	150%		55	% **	150%

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Class S and Class N commenced operations on November 1, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a contingent deferred sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A						Class L
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05		Period ended 10/31/04+		Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05		Period ended 10/31/04+
Net asset value, beginning of period	$11.29		$10.14		$10.00		$11.31		$10.14		$10.00
Income (loss) from investment operations:
Net investment income	0.09	***	0.17	***	0.00	†	0.10	***	0.20	***	0.01
Net realized and unrealized gain on investments	1.15		1.06		0.14		1.15		1.06		0.13
Total income from investment operations	1.24		1.23		0.14		1.25		1.26		0.14
Less distributions to shareholders:
From net investment income	(0.18)		(0.04)		-		(0.21)		(0.05)		-
From net realized gains	(1.78)		(0.04)		-		(1.78)		(0.04)		-
Total distributions	(1.96)		(0.08)		-		(1.99)		(0.09)		-
Net asset value, end of period	$10.57		$11.29		$10.14		$10.57		$11.31		$10.14
Total Return(a)	12.36	% **(b)	12.24	% (b)	1.40	%**	12.49	% **	12.49%		1.40	%***
Ratios / Supplemental Data:
Net assets, end of period (000's)	$5,422		$4,987		$4,504		$22,800		$20,364		$18,347
Ratio of expenses to average daily net assets:
Before expense waiver	1.11	% *	1.10%		1.35	%*	0.86	% *	0.85%		1.10	%*
After expense waiver	1.09	% *#	1.09	% #	1.09	%*#	0.84	% *#	0.84	% #	0.84	%*#
Net investment income to average daily net assets	1.66	% *	1.54%		1.26	%*	1.91	% *	1.79%		1.52	%*
Portfolio turnover rate	53	% **	120%		6	%**	53	% **	120%		6	%**
	Class Y						Class S
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05		Period ended 10/31/04+		Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05		Period ended 10/31/04+
Net asset value, beginning of period	$11.33		$10.14		$10.00		$11.34		$10.14		$10.00
Income (loss) from investment operations:
Net investment income	0.11	***	0.22	***	0.01		0.11	***	0.23	***	0.01
Net realized and unrealized gain on investments	1.15		1.06		0.13		1.15		1.07		0.13
Total income from investment operations	1.26		1.28		0.14		1.26		1.30		0.14

Less distributions to shareholders:

From net investment income	(0.23)		(0.05)		-		(0.24)		(0.06)		-
From net realized gains	(1.78)		(0.04)		-		(1.78)		(0.04)		-
Total distributions	(2.01)		(0.09)		-		(2.02)		(0.10)		-
Net asset value, end of period	$10.58		$11.33		$10.14		$10.58		$11.34		$10.14
Total Return(a)	12.56	% **	12.73%		1.40	%**	12.67	% **	12.85%		1.40	%**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,476		$1,359		$1,219		$155,741		$154,573		$158,172
Ratio of expenses to average daily net assets:
Before expense waiver	0.71	% *	0.70%		0.95	%*	0.61	% *	0.60%		0.85	%*
After expense waiver	0.69	% *#	0.69	% #	0.69	%*#	0.59	% *#	0.59	% #	0.59	%*#
Net investment income to average daily net assets	2.06	% *	1.95%		1.64	%*	2.17	% *	2.05%		1.77	%*
Portfolio turnover rate	53	% **	120%		6	%**	53	% **	120%		6	%**

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment income was less than $0.01.

+  For the period October 15, 2004 (commencement of operations) through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as they set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these changes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05		Period ended 10/31/04+
Net asset value, beginning of period	$11.26		$10.13		$10.00
Income (loss) from investment operations:
Net investment income	0.08	***	0.14	***	0.00	†
Net realized and unrealized gain on investments	1.14		1.07		0.13
Total income from investment operations	1.22		1.21		0.13
Less distributions to shareholders:
From net investment income	(0.15)		(0.04)		-
From net realized gains	(1.78)		(0.04)		-
Total distributions	(1.93)		(0.08)		-
Net asset value, end of period	$10.55		$11.26		$10.13

Total Return(a)	12.18	% **(b)	11.97	% (b)	1.30	%**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$136		$191		$192
Ratio of expenses to average daily net assets:
Before expense waiver	1.42	% *	1.41%		1.66	%*
After expense waiver	1.40	% *#	1.40	% #	1.40	%*#
Net investment income to average daily net assets	1.43	% *	1.25%		0.74	%*
Portfolio turnover rate	53	% **	120%		6	%**

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment income was less than $0.01.

+  For the period October 15, 2004 (commencement of operations) through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as they set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a contingent deferred sales charge and would be lower for the period presented if it reflected these changes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A				Class L
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05+		Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05+
Net asset value, beginning of period	$10.80		$9.95		$10.82		$9.95
Income (loss) from investment operations:
Net investment income	0.05	***	0.09	***	0.07	***	0.12	***
Net realized and unrealized gain on investments	1.00		0.81		1.00		0.80
Total income from investment operations	1.05		0.90		1.07		0.92
Less distributions to shareholders:
From net investment income	(0.10)		(0.05)		(0.12)		(0.05)
Net asset value, end of period	$11.75		$10.80		$11.77		$10.82

Total Return(a)	9.82	% **(b)	9.02	% (b)	9.96	% **	9.26%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,118		$344		$817		$720
Ratio of expenses to average daily net assets:
Before expense waiver	1.21	% *	1.20%		0.95	% *	0.95%
After expense waiver	1.09	% *#	1.09	% #	0.84	% *#	0.84	% #
Net investment income to average daily net assets	0.86	% *	0.86%		1.22	% *	1.08%
Portfolio turnover rate	64	% **	154%		64	% **	154%

	Class Y
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05		Year ended 10/31/04	Year ended 10/31/03	Year ended 10/31/02	Year ended 10/31/01
Net asset value, beginning of period	$10.83		$9.95		$9.28	$7.82	$9.29	$17.36
Income (loss) from investment operations:
Net investment income	0.08	***	0.16	***	0.11	0.09	0.08	0.05
Net realized and unrealized gain (loss) on investments	1.01		0.77		0.74	1.45	(1.48)	(5.22)
Total income (loss) from investment operations	1.09		0.93		0.85	1.54	(1.40)	(5.17)
Less distributions to shareholders:
From net investment income	(0.14)		(0.05)		(0.18)	(0.08)	(0.07)	-
From net realized gains	-		-		-	-	-	(2.90)
Total distributions	(0.14)		(0.05)		(0.18)	(0.08)	(0.07)	(2.90)
Net asset value, end of period	$11.78		$10.83		$9.95	$9.28	$7.82	$9.29
Total Return	10.09	% **(a)	9.39	% (a)	9.17%	19.93%	(15.22)%	(33.06)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$34,461		$31,582		$30,017	$27,402	$23,920	$28,236
Ratio of expenses to average daily net assets:
Before expense waiver	0.80	% *	0.80%		1.00%	1.18%	1.08%	1.06%
After expense waiver	0.69	% *#	0.69	% #	0.70%	0.70%	0.70%	0.73	% (c)
Net investment income to average daily net assets	1.38	% *	1.46%		1.06%	1.11%	0.91%	0.45%
Portfolio turnover rate	64	% **	154%		116%	90%	101%	220%

*  Annualized.

**  Percentage represents the results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  Class A and Class L commenced operations on November 1, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

(c)  Ratio of expenses to average net assets for the year ended October 31, 2001 reflects an expense limitation of 0.70% commencing December 18, 2000 and 0.90% from November 1, 2000 and December 17, 2000.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class S				Class N
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05+		Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05+
Net asset value, beginning of period	$10.85		$9.95		$10.77		$9.95
Income (loss) from investment operations:
Net investment income	0.08	***	0.17	***	0.04	***	0.08	***
Net realized and unrealized gain on investments	1.01		0.78		1.00		0.78
Total income from investment operations	1.09		0.95		1.04		0.86
Less distributions to shareholders:
From net investment income	(0.14)		(0.05)		(0.06)		(0.04)
Net asset value, end of period	$11.80		$10.85		$11.75		$10.77

Total Return(a)	10.02	% **	9.70%		9.69	% **(b)	8.66	% (b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$119		$109		$118		$108
Ratio of expenses to average daily net assets:
Before expense waiver	0.75	% *	0.70%		1.50	% *	1.51%
After expense waiver	0.59	% *#	0.59	% #	1.40	% *#	1.40	% #
Net investment income to average daily net assets	1.48	% *	1.56%		0.67	% *	0.75%
Portfolio turnover rate	64	% **	154%		64	% **	154%

*  Annualized.

**  Percentage represents the results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  Class S and Class N commenced operations on November 1, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total return excludes contingent deferred sales charge and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A				Class L				Class Y
	Six months ended 4/30/06 (Unaudited)		Period ended 10/31/05†		Six months ended 4/30/06 (Unaudited)		Period ended 10/31/05†		Six months ended 4/30/06 (Unaudited)		Period ended 10/31/05†
Net asset value, beginning of period	$10.15		$10.00		$10.17		$10.00		$10.17		$10.00
Income (loss) from investment operations:
Net investment income	0.03	***	0.05	***	0.05	***	0.08	***	0.05	***	0.08	***
Net realized and unrealized gain on investments	0.99		0.10		0.98		0.09		1.00		0.09
Total income from investment operations	1.02		0.15		1.03		0.17		1.05		0.17
Less distributions to shareholders:
From net investment income	(0.12)		-		(0.11)		-		(0.13)		-
Net asset value, end of period	$11.05		$10.15		$11.09		$10.17		$11.09		$10.17
Total Return(a)	10.07	% **(b)	1.50	% **(b)	10.22	% **	1.70	% **	10.39	% **	1.70	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$10,826		$4,562		$105,463		$99,450		$111		$102
Ratio of expenses to average daily net assets:
Before expense waiver	1.26	% *	1.25	% *	1.01	% *	1.01	% *	0.86	% *	0.85	% *
After expense waiver	1.23	% *#	1.23	% *#	0.93	% *#	0.93	% *#	0.83	% *#	0.83	% *#
Net investment income to average daily net assets	0.54	% *	0.54	% *	0.93	% *	0.93	% *	1.03	% *	1.01	% *
Portfolio turnover rate	41	% **	78	% **	41	% **	78	% **	41	% **	78	% **
	Class S				Class N
	Six months ended 4/30/06 (Unaudited)		Period ended 10/31/05†		Six months ended 4/30/06 (Unaudited)		Period ended 10/31/05†
Net asset value, beginning of period	$10.19		$10.00		$10.11		$10.00
Income (loss) from investment operations:
Net investment income	0.07	***	0.10	***	0.02	***	0.03	***
Net realized and unrealized gain on investments	0.99		0.09		0.99		0.08
Total income from investment operations	1.06		0.19		1.01		0.11
Less distributions to shareholders:
From net investment income	(0.13)		-		(0.06)		-
Net asset value, end of period	$11.12		$10.19		$11.06		$10.11
Total Return(a)	10.52	% **	1.90	% **	9.90	% **(b)	1.20	% **(b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$235,241		$229,247		$111		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.81	% *	0.81	% *	1.56	% *	1.55	% *
After expense waiver	0.60	% *#	0.60	% *#	1.53	% *#	1.53	% *#
Net investment income to average daily net assets	1.26	% *	1.26	% *	0.32	% *	0.31	% *
Portfolio turnover rate	41	% **	78	% **	41	% **	78	% **

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average share method.

†  For the period December 31, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge for Class A and a contingent deferred sales charge for Class N and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A				Class L				Class Y
	Six months ended 4/30/06 (Unaudited)		Period ended 10/31/05+		Six months ended 4/30/06 (Unaudited)		Period ended 10/31/05+		Six months ended 4/30/06 (Unaudited)		Period ended 10/31/05+
Net asset value, beginning of period	$10.06		$10.00		$10.07		$10.00		$10.07		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†	0.00	***	0.00	***†	0.00	***	0.01	***	0.02	***
Net realized and unrealized gain on investments	0.91		0.06		0.93		0.07		0.92		0.05
Total income from investment operations	0.91		0.06		0.93		0.07		0.93		0.07
Less distributions to shareholders:
From net investment income	-		-		(0.04)		-		(0.04)		-
Net asset value, end of period	$10.97		$10.06		$10.96		$10.07		$10.96		$10.07
Total Return(a)	9.15	% **(b)	0.60	% **(b)	9.20	% **	0.70	% **	9.29	% **	0.70	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$322,952		$294,065		$17,968		$10,104		$42,565		$23,856
Ratio of expenses to average daily net assets:
Before expense waiver	1.23	% *	1.23	% *	0.98	% *	0.98	% *	0.83	% *	0.84	% *
After expense waiver	1.09	% *#	1.09	% *#	0.97	% *#	0.97	% *#	0.82	% *#	0.82	% *#
Net investment income (loss) to average daily net assets	(0.06	)% *	0.06	% *	0.07	% *	0.00	% *	0.21	% *	0.20	% *
Portfolio turnover rate	30	% **	59	% **	30	% **	59	% **	30	% **	59	% **
	Class S				Class N
	Six months 4/30/06 (Unaudited)		ended Period ended 10/31/05+		Six months 4/30/06 (Unaudited)		ended Period ended 10/31/05+
Net asset value, beginning of period	$10.09		$10.00		$10.03		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.04	***	(0.02	)***	(0.02	)***
Net realized and unrealized gain on investments	0.92		0.05		0.91		0.05
Total income from investment operations	0.94		0.09		0.89		0.03
Less distributions to shareholders:
From net investment income	(0.04)		-		-		-
Net asset value, end of period	$10.99		$10.09		$10.92		$10.03
Total Return(a)	9.31	% **	0.90	% **	8.87	% **(b)	0.30	% **(b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$533,359		$485,248		$776		$426
Ratio of expenses to average daily net assets:
Before expense waiver	0.78	% *	0.78	% *	1.53	% *	1.53	% *
After expense waiver	0.71	% *#	0.71	% *#	1.46	% *#	1.46	% *#
Net investment income (loss) to average daily net assets	0.31	% *	0.45	% *	(0.42	)% *	(0.29	)% *
Portfolio turnover rate	30	% **	59	% **	30	% **	59	% **

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment income (loss) is less than $0.01 per share.

+  For the period from December 31, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee benfit plans that invest plan assets in Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge for Class A and a contingent deferred sales charge for Class N and would be lower for the period presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A				Class L				Class Y
	Six months ended 4/30/06 (Unaudited)		Period ended 10/31/05†		Six months ended 4/30/06 (Unaudited)		Period ended 10/31/05†		Six months ended 4/30/06 (Unaudited)		Period ended 10/31/05†
Net asset value, beginning of period	$9.06		$8.39		$9.08		$8.39		$9.09		$8.39
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.04	***	0.00	***+	0.06	***	0.01	***	0.07	***
Net realized and unrealized gain on investments	0.37		0.66		0.38		0.67		0.37		0.67
Total income from investment operations	0.36		0.70		0.38		0.73		0.38		0.74
Less distributions to shareholders:
From net investment income	(0.04)		(0.03)		(0.04)		(0.04)		(0.05)		(0.04)
Net asset value, end of period	$9.38		$9.06		$9.42		$9.08		$9.42		$9.09
Total Return(a)	3.95	% **(b)	8.39	% (b)	4.13	% **	8.68%		4.17	% **	8.82%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$253		$116		$114		$108		$112		$108
Ratio of expenses to average daily net assets:
Before expense waiver	1.22	% *	1.22%		0.97	% *	0.97%		0.82	% *	0.82%
After expense waiver	1.20	% *#	1.20	% #	0.95	% *#	0.95	% #	0.80	% *#	0.80	% #
Net investment income (loss) to average daily net assets	(0.28	)% *	0.44%		0.06	% *	0.70%		0.21	% *	0.85%
Portfolio turnover rate	103	% **	35%		103	% **	35%		103	% **	35%
	Class S
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05		Year ended 10/31/04		Year ended 10/31/03		Year ended 10/31/02		Year ended 10/31/01
Net asset value, beginning of period	$9.10		$8.39		$7.83		$6.85		$8.33		$14.65
Income (loss) from investment operations:
Net investment income	0.01	***	0.08	***	0.04		0.04		0.02		0.00 +
Net realized and unrealized gain (loss) on investments	0.37		0.67		0.59		0.96		(1.49)		(4.85)
Total income (loss) from investment operations	0.38		0.75		0.63		1.00		(1.47)		(4.85)
Less distributions to shareholders:
From net investment income	(0.05)		(0.04)		(0.07)		(0.02)		(0.01)		(0.00	)+
From net realized gains	-		-		-		-		-		(1.47)
Total distributions	(0.05)		(0.04)		(0.07)		(0.02)		(0.01)		(1.47)
Net asset value, end of period	$9.43		$9.10		$8.39		$7.83		$6.85		$8.33
Total Return	4.21	% **(a)	8.95	% (a)	8.05%		14.56%		(17.71)%		(35.74)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$88,637		$84,756		$77,304		$101,530		$92,479		$112,222
Ratio of expenses to average daily net assets:
Before expense waiver	0.77	% *	0.77%		-		-		-		-
After expense waiver	0.75	% *#	0.75	% #	0.77%		0.75%		0.74%		0.73%
Net investment income to average daily net assets	0.26	% *	0.90%		0.33%		0.41%		0.16%		0.05%
Portfolio turnover rate	103	% **	35%		28%		83%		43%		51%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Class A, Class L and Class Y commenced operations on November 1, 2004.

+  Net investment income and distributions from net investment income are less than $0.01 per share.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/06 (Unaudited)		Period ended 10/31/05+
Net asset value, beginning of period	$9.04		$8.39
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	0.01	***
Net realized and unrealized gain on investments	0.36		0.67
Total income from investment operations	0.34		0.68
Less distributions to shareholders:
From net investment income	-		(0.03)
Net asset value, end of period	$9.38		$9.04
Total Return(a)	3.76	% **(b)	8.10	% (b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$112		$108
Ratio of expenses to average daily net assets:
Before expense waiver	1.52	% *	1.52%
After expense waiver	1.50	% *#	1.50	% #
Net investment income (loss) to average daily net assets	(0.49	)% *	0.15%
Portfolio turnover rate	103	% **	35%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  Class N commenced operations on November 1, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a contingent deferred sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A				Class L
	Six months ended 4/30/06 (Unaudited)		Period ended 10/31/05†		Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05†
Net asset value, beginning of period	$8.24		$7.65		$8.26		$7.65
Income (loss) from investment operations:
Net investment income	0.01	***	0.02	***	0.01	***	0.06	***
Net realized and unrealized gain on investments	0.63		0.61		0.63		0.59
Total income from investment operations	0.64		0.63		0.64		0.65
Less distributions to shareholders:
From net investment income	(0.03)		(0.04)		(0.02)		(0.04)
Net asset value, end of period	$8.85		$8.24		$8.88		$8.26

Total Return(a)	7.80	% **(b)	8.20	% (b)	7.80	% **	8.50%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,144		$226		$1,030		$108
Ratio of expenses to average daily net assets:
Before expense waiver	1.11	% *	1.15%		0.91	% *	0.91%
After expense waiver	1.05	% *	1.09	% #	0.83	% *#	0.84	% #
Net investment income to average daily net assets	0.28	% *	0.28%		0.26	% *	0.70%
Portfolio turnover rate	52	% **	127%		52	% **	127%

	Class Y
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05		Year ended 10/31/04	Year ended 10/31/03	Year ended 10/31/02	Period ended 10/31/01††
Net asset value, beginning of period	$8.27		$7.65		$7.41	$6.12	$7.66	$10.00
Income (loss) from investment operations:
Net investment income	0.03	***	0.06	*	0.02	0.03	0.02	0.00 +
Net realized and unrealized gain (loss) on investments	0.63		0.60		0.26	1.28	(1.55)	(2.34)
Total income (loss) from investment operations	0.66		0.66		0.28	1.31	(1.53)	(2.34)
Less distributions to shareholders:
From net investment income	(0.04)		(0.04)		(0.04)	(0.02)	(0.01)	-
Net asset value, end of period	$8.89		$8.27		$7.65	$7.41	$6.12	$7.66
Total Return	7.95	% **(a)	8.66	% (a)	3.83%	21.42%	(20.03)%	(23.40	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$38,043		$33,336		$21,313	$20,154	$15,416	$19,186
Ratio of expenses to average daily net assets:
Before expense waiver	0.72	% *	0.76%		1.15%	1.40%	1.29%	1.24	% *
After expense waiver	0.65	% *#	0.69	% #	0.70%	0.70%	0.70%	0.70	% *
Net investment income (loss) to average daily net assets	0.65	% *	0.78%		0.36%	0.41%	0.20%	(0.02	)% *
Portfolio turnover rate	52	% **	127%		112%	69%	65%	68	% **

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  Net investment income is less than $0.01 per share.

†  Class A and Class L commenced operations on November 1, 2004.

††  For the period from December 19, 2000 (commencement of operations) through October 21, 2001.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return exludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class S				Class N
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05†		Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05†
Net asset value, beginning of period	$8.28		$7.65		$8.22		$7.65
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.08	***	(0.00	)***+	0.01	***
Net realized and unrealized gain on investments	0.63		0.59		0.62		0.59
Total income from investment operations	0.66		0.67		0.62		0.60
Less distributions to shareholders:
From net investment income	(0.04)		(0.04)		-		(0.03)
Net asset value, end of period	$8.90		$8.28		$8.84		$8.22

Total Return(a)	7.98	% **	8.80%		7.54	% **(b)	7.88	% (b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$116		$108		$116		$108
Ratio of expenses to average daily net assets:
Before expense waiver	0.67	% *	0.71%		1.42	% *	1.46%
After expense waiver	0.55	% *#	0.59	% #	1.36	% *#	1.40	% #
Net investment income (loss) to average daily net assets	0.75	% *	0.95%		(0.05	)%*	0.14%
Portfolio turnover rate	52	% **	127%		52	% **	127%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  Net investment loss is less than $0.01 per share.

†  Class S and Class N commenced operations on November 1, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes contingent deferred sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Mid-Cap Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A		Class L		Class Y		Class S		Class N
	Period ended 4/30/06 (Unaudited)†		Period ended 4/30/06 (Unaudited)†		Period ended 4/30/06 (Unaudited)†		Period ended 4/30/06 (Unaudited)†		Period ended 4/30/06 (Unaudited)†
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.02	***	0.03	***	0.04	***	0.04	***	0.01	***
Net realized and unrealized gain on investments	1.15		1.15		1.14		1.14		1.14
Total income from investment operations	1.17		1.18		1.18		1.18		1.15
Less distributions to shareholders:
From net investment income	(0.01)		(0.01)		(0.01)		(0.01)		(0.00	)††
Net asset value, end of period	$11.16		$11.17		$11.17		$11.17		$11.15

Total Return(a)	11.66	% (b)**	11.78	% **	11.79	% **	11.90	% **	11.52	% (b)**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$119		$112		$112		$10,728		$112
Ratio of expenses to average daily net assets:
Before expense waiver	1.84	% *	1.59	% *	1.44	% *	1.34	% *	2.24	% *
After expense waiver	1.40	% *#	1.15	% *#	1.00	% *#	0.93	% *#	1.70	% *#
Net investment income to average daily net assets	0.49	% **	0.74	% **	0.89	% **	0.96	% **	0.19	% **
Portfolio turnover rate	59%		59%		59%		59%		59%

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  The Fund commenced operations on December 1, 2005.

††  Distributions from net investment income are less then $0.01 per share.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses for the Fund.

(a)  Employee benefit plans that invest plan assets in Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.

(b)  Total return excludes a front-end sales charge for Class A and a contigent deferred sales charge for Class N and would be lower for the period presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Capitalization Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A				Class L				Class Y
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05†		Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05†		Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05†
Net asset value, beginning of period	$14.71		$13.95		$14.75		$13.95		$14.77		$13.95
Income (loss) from investment operations:
Net investment loss	(0.04	)***	(0.08	)***	(0.02	)***	(0.04	)***	(0.01	)***	(0.02	)***
Net realized and unrealized gain on investments	2.34		0.84		2.34		0.84		2.35		0.84
Total income from investment operations	2.30		0.76		2.32		0.80		2.34		0.82
Less distributions to shareholders:
From net realized gains	(0.52)		-		(0.52)		-		(0.52)		-
Net asset value, end of period	$16.49		$14.71		$16.55		$14.75		$16.59		$14.77

Total Return(a)	16.12	% **(b)	5.45	% (b)	16.21	% **	5.73%		16.32	% **	5.88%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$3,765		$2,724		$5,267		$1,726		$2,004		$641
Ratio of expenses to average daily net assets:
Before expense waiver	1.31	% *	1.32%		1.06	% *	1.07%		0.91	% *	0.92%
After expense waiver	1.30	% *#	1.30	% #	1.05	% *#	1.05	% #	0.90	% *#	0.90	% #
Net investment loss to average daily net assets	(0.53	)% *	(0.51)%		(0.26	)% *	(0.27)%		(0.10	)% *	(0.11)%
Portfolio turnover rate	13	% **	32%		13	% **	32%		13	% **	32%
	Class S
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05		Year ended 10/31/04		Year ended 10/31/03		Year ended 10/31/02		Period ended 10/31/01††
Net asset value, beginning of period	$14.78		$13.95		$12.80		$9.31		$9.71		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†††	(0.01	)***	0.02		0.03		0.06		0.06
Net realized and unrealized gain (loss) on investments	2.34		0.84		2.22		3.50		(0.14)		(0.34)
Total income (loss) from investment operations	2.34		0.83		2.24		3.53		(0.08)		(0.28)
Less distributions to shareholders:
From net investment income	-		-		(0.04)		(0.04)		(0.07)		(0.01)
From net realized gains	(0.52)		-		(1.05)		-		(0.25)		-
Total distributions	(0.52)		-		(1.09)		(0.04)		(0.32)		(0.01)
Net asset value, end of period	$16.60		$14.78		$13.95		$12.80		$9.31		$9.71

Total Return	16.31	% **(a)	5.95	% (a)	17.48%		38.13%		(1.08)%		(2.90	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$110,597		$101,002		$102,717		$83,165		$59,322		$59,343
Ratio of expenses to average daily net assets:
Before expense waiver	0.86	% *	0.87%		0.90%		0.98%		0.99%		0.99	% *
After expense waiver	0.85	% *#	0.85	% #	0.85%		0.85%		0.85%		0.85	% *
Net investment income (loss) to average daily net assets	(0.06	)% *	(0.07)%		0.17%		0.39%		0.52%		0.66	% *
Portfolio turnover rate	13	% **	32%		66%		65%		40%		31	% **

*  Annualized.

**  Percentages represent results from the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Class A, Class L and Class Y commenced operations on November 1, 2004.

††  Class S commenced operations on December 19, 2000.

†††  Net investment loss was less than $0.01.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total Return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Capitalization Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05†
Net asset value, beginning of period	$14.67		$13.95
Income (loss) from investment operations:
Net investment loss	(0.06	)***	(0.12	)***
Net realized and unrealized gain on investments	2.32		0.84
Total income from investment operations	2.26		0.72
Less distributions to shareholders:
From net realized gains	(0.52)		-
Net asset value, end of period	$16.41		$14.67
Total Return(a)	15.88	% **(b)	5.16	% (b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$118		$106
Ratio of expenses to average daily net assets:
Before expense waiver	1.61	% *	1.62%
After expense waiver	1.60	% *#	1.60	% #
Net investment loss to average daily net assets	(0.81	)% *	(0.82)%
Portfolio turnover rate	13	% **	32%

*  Annualized

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Class N commenced operations on November 1, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total Return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a contingent deferred sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05		Year ended 10/31/04		Year ended 10/31/03		Year ended 10/31/02		Period ended 10/31/01
Net asset value, beginning of period	$16.84		$15.79		$15.16		$11.76		$13.95		$12.72
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	(0.05	)***	(0.08)		(0.04)		(0.03)		0.02
Net realized and unrealized gain (loss) on investments	2.18		1.10		1.31		3.74		(1.13)		2.57
Total income (loss) from investment operations	2.16		1.05		1.23		3.70		(1.16)		2.59
Less distributions to shareholders:
From net investment income	-		-		-		-		(0.02)		(0.02)
Tax return of capital	-		-		-		(0.00	)†	-		-
From net realized gains	(1.44)		(0.00	)†	(0.60)		(0.30)		(1.01)		(1.34)
Total distributions	(1.44)		(0.00)		(0.60)		(0.30)		(1.03)		(1.36)
Net asset value, end of period	$17.56		$16.84		$15.79		$15.16		$11.76		$13.95
Total Return(a)	13.49	% (b)**	6.74%		8.13%		32.08%		(9.66)%		23.02%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$342,230		$411,467		$452,238		$450,972		$299,885		$220,957
Ratio of expenses to average daily net assets:
Before expense waiver	1.15	% *	1.15%		1.13%		1.14%		1.15%		1.19%
After expense waiver	1.14	% *#	1.14	% #	N/A		N/A		N/A		N/A
Net investment income (loss) to average daily net assets	(0.25	)% *	(0.28)%		(0.45)%		(0.37)%		(0.26)%		0.20%
Portfolio turnover rate	11	% **	45%		43%		53%		51%		115%
	Class L				Class Y				Class S
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05+		Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05+		Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05+
Net asset value, beginning of period	$16.89		$15.79		$16.91		$15.79		$16.92		$15.79
Income (loss) from investment operations:
Net investment loss	(0.00	)†***	(0.01	)***	0.01	***	0.01	***	0.02	***	0.03	***
Net realized and unrealized gain on investments	2.18		1.11		2.18		1.11		2.19		1.10
Total income from investment operations	2.18		1.10		2.19		1.12		2.21		1.13
Less distributions to shareholders:
From net realized gains	(1.44)		(0.00	)†	(1.44)		(0.00	)†	(1.44)		(0.00	)†
Net asset value, end of period	$17.63		$16.89		$17.66		$16.91		$17.69		$16.92

Total Return(a)	13.64	% **	6.99%		13.69	% **	7.12%		13.73	% **	7.25%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$87,440		$88,802		$13,369		$14,667		$379,765		$368,359
Ratio of expenses to average daily net assets:
Before expense waiver	0.90	% *	0.90%		0.80	% *	0.80%		0.70	% *	0.70%
After expense waiver	0.89	% *#	0.89	% #	0.79	% *#	0.79	% #	0.69	% *#	0.69	% #
Net investment income (loss) to average daily net assets	(0.00	)% *†	(0.03)%		0.09	% *	0.07%		0.19	% *	0.17%
Portfolio turnover rate	11	% **	45%		11	% **	45%		11	% **	45%

*  Annualized.

**  Percentages represent the results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Distributions from net realized gains, tax return of capital and net investment loss are less than $0.01 per share.

+  Class L, Class Y and Class S commenced operations on November 1, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge and would be lower for the period presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05+
Net asset value, beginning of period	$16.79		$15.79
Income (loss) from investment operations:
Net investment loss	(0.05	)***	(0.11	)***
Net realized and unrealized gain on investments	2.16		1.11
Total income from investment operations	2.11		1.00
Less distributions to shareholders:
From net realized gains	(1.44)		(0.00	)†
Net asset value, end of period	$17.46		$16.79
Total Return(a)	13.28	% (b)**	6.36	% (b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$145		$140
Ratio of expenses to average daily net assets:
Before expense waiver	1.50	% *	1.50%
After expense waiver	1.49	% *#	1.49	% #
Net investment loss to average daily net assets	(0.61	)% *	(0.63)%
Portfolio turnover rate	11	% **	45%

*  Annualized.

**  Percentages represent the results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Distributions from net realized gains are less than $0.01 per share.

+  Class N commenced operations on November 1, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a contingent deferred sales charge and would be lower for the period presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A				Class L				Class Y
	Six months ended 4/30/06 (Unaudited)		Period ended 10/31/05†		Six months ended 4/30/06 (Unaudited)		Period ended 10/31/05†		Six months ended 4/30/06 (Unaudited)		Period ended 10/31/05†
Net asset value, beginning of period	$10.58		$10.58		$10.60		$10.60		$10.61		$10.61
Income (loss) from investment operations:
Net investment income	0.01	***	0.00	***	0.03	***	0.05	***	0.04	***	0.06	***
Net realized and unrealized gain on investments	1.73		0.58		1.73		0.55		1.73		0.55
Total income from investment operations	1.74		0.58		1.76		0.60		1.77		0.61
Less distributions to shareholders:
From net investment income	(0.09)		-		(0.07)		-		(0.10)		-
Net asset value, end of period	$12.23		$11.16		$12.29		$11.20		$12.28		$11.22

Total Return(a)	16.50	% **(b)	5.80	% **(b)	16.69	% **	6.00	% **	16.77	% **	6.10	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$20,872		$6,539		$296,148		$245,413		$4,104		$3,099
Ratio of expenses to average daily net assets:
Before expense waiver	1.50	% *	1.50	% *	1.24	% *	1.25	% *	1.09	% *	1.12	% *
After expense waiver	1.43	% *#	1.43	% *#	1.14	% *#	1.14	% *#	1.03	% *#	1.03	% *#
Net investment income to average daily net assets	0.25	% *	0.00	% *	0.56	% *	0.59	% *	0.67	% *	0.66	% *
Portfolio turnover rate	11	% **	25	% **	11	% **	25	% **	11	% **	25	% **

	Class S				Class N
	Six months ended 4/30/06 (Unaudited)		Period ended 10/31/05†		Six months ended 4/30/06 (Unaudited)		Period ended 10/31/05†
Net asset value, beginning of period	$10.62		$10.62		$10.56		$10.56
Income (loss) from investment operations:
Net investment income	0.05	***	0.07	***	0.01	***	0.02	***
Net realized and unrealized gain on investments	1.74		0.55		1.74		0.54
Total income from investment operations	1.79		0.62		1.75		0.56
Less distributions to shareholders:
From net investment income	(0.09)		-		(0.02)		-
Net asset value, end of period	$12.32		$11.24		$12.29		$11.12

Total Return(a)	16.93	% **	6.20	% **	16.55	% **(b)	5.60	% **(b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$450,212		$372,258		$406		$291
Ratio of expenses to average daily net assets:
Before expense waiver	1.06	% *	1.06	% *	1.79	% *	1.79	% *
After expense waiver	0.89	% *#	0.89	% *#	1.52	% *#	1.52	% *#
Net investment income to average daily net assets	0.81	% *	0.85	% *	0.18	% *	0.27%
Portfolio turnover rate	11	% **	25	% **	11	% **	25	% **

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  For the period from December 31, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge for Class A and a contingent deferred sales charge for Class N and would be lower for the period presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Financial Statements (Continued)

The accompanying notes are an integral part of the financial statements.

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05††		Period ended 10/31/04+		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Year ended 12/31/00
Net asset value, beginning of period	$11.61		$9.64		$9.46		$6.32		$9.12		$12.06		$16.91
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.03	***	0.02	***	0.01	***	0.05	***	0.04	***	(0.13	)***
Net realized and unrealized gain (loss) on investments	2.58		1.94		0.20		3.16		(2.80)		(2.98)		(1.50)
Total income (loss) from investment operations	2.60		1.97		0.22		3.17		(2.75)		(2.94)		(1.63)
Less distributions to shareholders:
From net investment income	(0.09)		-		(0.04)		(0.03)		(0.05)		(0.00	)†	(0.02)
Tax return of capital	-		-		-		-		(0.00	)†	-		-
From net realized gains	-		-		-		-		-		-		(3.20)
Total distributions	(0.09)		-		(0.04)		(0.03)		(0.05)		(0.00)		(3.22)
Net asset value, end of period	$14.12		$11.61		$9.64		$9.46		$6.32		$9.12		$12.06
Total Return(a)	22.54	% **(c)	20.44	% (c)	2.33	% **(c)	49.88%		(30.11)%		(24.37)%		(9.30)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$75,847		$55,809		$46,831		$50,817		$30,849		$39,762		$26,246
Ratio of expenses to average daily net assets:
Before expense waiver	1.53	% *	1.54%		1.53	% *	1.52%		1.53%		1.51%		1.67%
After expense waiver	1.52	% *#	1.52	% #	1.52	% *(b)	1.50	% (b)	1.52	% (b)#	1.50	% #	N/A
Net investment income (loss) to average daily net assets	0.24	% *	0.28%		0.31	% *	0.15%		0.67%		0.42%		(0.81)%
Portfolio turnover rate	13	% **	26%		32	% **	70%		40%		38%		69%
	Class L
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05††		Period ended 10/31/04+		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Year ended 12/31/00
Net asset value, beginning of period	$11.69		$9.69		$9.48		$6.34		$9.13		$12.07		$16.89
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.06	***	0.04	***	0.03	***	0.08	***	0.07	***	(0.06	)***
Net realized and unrealized gain (loss) on investments	2.60		1.94		0.21		3.15		(2.81)		(2.99)		(1.54)
Total income (loss) from investment operations	2.63		2.00		0.25		3.18		(2.73)		(2.92)		(1.60)
Less distributions to shareholders:
From net investment income	(0.12)		-		(0.04)		(0.04)		(0.06)		(0.02)		(0.02)
Tax return of capital	-		-		-		-		(0.00	)†	-		-
From net realized gains	-		-		-		-		-		-		(3.20)
Total distributions	(0.12)		-		(0.04)		(0.04)		(0.06)		(0.02)		(3.22)
Net asset value, end of period	$14.20		$11.69		$9.69		$9.48		$6.34		$9.13		$12.07
Total Return(a)	22.64	% **	20.64%		2.66	% **	50.23%		(29.89)%		(24.18)%		(9.12)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$192,663		$223,255		$185,394		$183,493		$95,876		$106,987		$67,113
Ratio of expenses to average daily net assets:
Before expense waiver	1.28	% *	1.29%		1.28	% *	1.27%		1.28%		1.26%		1.37%
After expense waiver	1.27	% *#	1.27	% #	1.27	% *(b)	1.25	% (b)	1.27	% (b)#	1.25	% #	N/A
Net investment income (loss) to average daily net assets	0.46	% *	0.54%		0.53	% *	0.34%		0.97%		0.66%		(0.37)%
Portfolio turnover rate	13	% **	26%		32	% **	70%		40%		38%		69%

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Distributions from net investment income and tax return of capital are less than $0.01 per share.

††  Effective November 1, 2004, brokerage commissions are included with realized gain or loss on investment transactions. Prior to November 1, 2004, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

+  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain changes as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

(c)  Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

MassMutual Premier International Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05††		Period ended 10/31/04+		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Year ended 12/31/00
Net asset value, beginning of period	$11.80		$9.76		$9.54		$6.37		$9.18		$12.14		$16.95
Income (loss) from investment operations:
Net investment income	0.04	***	0.08	***	0.05	***	0.05	***	0.08	***	0.08	***	0.00	***†
Net realized and unrealized gain (loss) on investments	2.63		1.97		0.21		3.17		(2.81)		(3.01)		(1.58)
Total income (loss) from investment operations	2.67		2.05		0.26		3.22		(2.73)		(2.93)		(1.58)
Less distributions to shareholders:
From net investment income	(0.14)		(0.01)		(0.04)		(0.05)		(0.08)		(0.03)		(0.03)
Tax return of capital	-		-		-		-		(0.00	)†	-		-
From net realized gains	-		-		-		-		-		-		(3.20)
Total distributions	(0.14)		(0.01)		(0.04)		(0.05)		(0.08)		(0.03)		(3.23)
Net asset value, end of period	$14.33		$11.80		$9.76		$9.54		$6.37		$9.18		$12.14
Total Return(a)	22.74	% **	20.95%		2.75	% **	50.60%		(29.82)%		(24.10)%		(8.97)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$69,964		$59,211		$39,106		$44,227		$41,795		$51,999		$31,651
Ratio of expenses to average daily net assets:
Before expense waiver	1.13	% *	1.14%		1.13	% *	1.12%		1.12%		1.11%		1.18%
After expense waiver	1.12	% *#	1.12	% #	1.11	% *(b)	1.10	% (b)	1.11	% (b)#	1.10	% #	N/A
Net investment income to average daily net assets	0.61	% *	0.69%		0.66	% *	0.64%		1.07%		0.79%		0.02%
Portfolio turnover rate	13	% **	26%		32	% **	70%		40%		38%		69%
	Class S
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05††		Period ended 10/31/04+		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Year ended 12/31/00
Net asset value, beginning of period	$11.82		$9.78		$9.56		$6.39		$9.21		$12.16		$16.96
Income (loss) from investment operations:
Net investment income	0.04	***	0.08	***	0.06	***	0.04	***	0.09	***	0.08	***	0.04	***
Net realized and unrealized gain (loss) on investments	2.63		1.97		0.20		3.19		(2.83)		(3.00)		(1.61)
Total income (loss) from investment operations	2.67		2.05		0.26		3.23		(2.74)		(2.92)		(1.57)
Less distributions to shareholders:
From net investment income	(0.14)		(0.01)		(0.04)		(0.06)		(0.08)		(0.03)		(0.03)
Tax return of capital	-		-		-		-		(0.00	)†	-		-
From net realized gains	-		-		-		-		-		-		(3.20)
Total distributions	(0.14)		(0.01)		(0.04)		(0.06)		(0.08)		(0.03)		(3.23)
Net asset value, end of period	$14.35		$11.82		$9.78		$9.56		$6.39		$9.21		$12.16
Total Return(a)	22.83	% **	20.91%		2.75	% **	50.49%		(29.82)%		(23.99)%		(8.95)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$772,643		$608,471		$524,488		$587,883		$441,475		$721,113		$1,027,623
Ratio of expenses to average daily net assets:
Before expense waiver	1.10	% *	1.11%		1.10	% *	1.09%		1.10%		1.08%		1.12%
After expense waiver	1.09	% *#	1.09	% #	1.08	% *(b)	1.07	% (b)	1.09	% (b)#	1.07	% #	N/A
Net investment income to average daily net assets	0.66	% *	0.72%		0.70	% *	0.58%		1.18%		0.82%		0.22%
Portfolio turnover rate	13	% **	26%		32	% **	70%		40%		38%		69%

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment income and distributions from tax return of capital are less than $0.01 per share.

††  Effective November 1, 2004, brokerage commissions are included with realized gain or loss on investment transactions. Prior to November 1, 2004, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

+  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain changes as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/06 (Unaudited)		Year ended 10/31/05††		Period ended 10/31/04+		Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$11.50		$9.58		$9.42		$6.30		$6.26
Income (loss) from investment operations:
Net investment loss	(0.01	)***	(0.00	)***†	(0.00	)***†	(0.01	)***	(0.00	)***†
Net realized and unrealized gain on investments	2.56		1.92		0.20		3.13		0.04
Total income from investment operations	2.55		1.92		0.20		3.12		0.04
Less distributions to shareholders:
From net investment income	(0.06)		-		(0.04)		(0.00	)†	-
Net asset value, end of period	$13.99		$11.50		$9.58		$9.42		$6.30
Total Return(a)	22.32	% **(c)	20.04	% (c)	2.22	% **(c)	49.44	% (c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$226		$186		$155		$152		$102
Ratio of expenses to average daily net assets:
Before expense waiver	1.83	% *	1.84%		1.83	% *	1.82%		-	‡
After expense waiver	1.82	% *#	1.82	% #	1.82	% *(b)	1.81	% (b)	-	‡
Net investment loss to average daily net assets	(0.08	)% *	(0.01)%		(0.02	)% *	(0.16)%		-	‡
Portfolio turnover rate	13	% **	26%		32	% **	70%		40	% **

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment loss and distributions from net investment income are less than $0.01 per share.

††  Effective November 1, 2004, brokerage commissions are included with realized gain or loss on investment transactions. Prior to November 1, 2004, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

+  For the period from January 1, 2004 through October 31, 2004.

++  Class N commenced operations on December 31, 2002.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain changes as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

(c)  Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A		Class L		Class Y		Class S		Class N
	Period ended 4/30/06 (Unaudited)†		Period ended 4/30/06 (Unaudited)†		Period ended 4/30/06 (Unaudited)†		Period ended 4/30/06 (Unaudited)†		Period ended 4/30/06 (Unaudited)†
Net asset value, beginning of period	$10.00		$10.00	†	$10.00		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.01	***	0.01	***	0.02	***	0.02	***	(0.01	)***
Net realized and unrealized gain on investments	2.08		2.10		2.10		2.10		2.09
Total income from investment operations	2.09		2.11		2.12		2.12		2.08
Net asset value, end of period	$12.09		$12.11		$12.12		$12.12		$12.08

Total Return(a)	21.00	%(b)**	21.10	%**	21.20	%**	21.20	%**	20.80	% (b)**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$802		$121		$121		$5,574		$121
Ratio of expenses to average daily net assets:
Before expense waiver	5.61	%*	6.79	%*	6.65	%*	6.55	%*	7.45	% *
After expense waiver	1.58	%*#	1.33	%*#	1.18	%*#	1.15	%*#	1.88	% *#
Net investment income (loss) to average daily net assets	0.20	%*	0.26	%**	0.41	%*	0.44	%*	(0.29	)% *
Portfolio turnover rate	69	%**	69	%**	69	%**	69	%**	69	% **

*  Annualized.

**  Percentages represent the results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Fund commenced operations on December 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lowerfor the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge for Class A and a contigent deferred sales charge for Class N and would be lower for the period presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1. The Fund	MassMutual Premier Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended. The Trust consists of the following series (each individually referred to as a "Fund" or collectively as the "Funds"): MassMutual Premier Money Market Fund ("Money Market Fund"), MassMutual Premier Short-Duration Bond Fund ("Short-Duration Bond Fund"), MassMutual Premier Inflation-Protected Bond Fund ("Inflation-Protected Bond Fund"), MassMutual Premier Core Bond Fund ("Core Bond Fund"), MassMutual Premier Diversified Bond Fund ("Diversified Bond Fund"), MassMutual Premier Strategic Income Fund ("Strategic Income Fund"), MassMutual Premier High Yield Fund ("High Yield Fund"), MassMutual Premier Balanced Fund ("Balanced Fund"), MassMutual Premier Value Fund ("Value Fund"), MassMutual Premier Enhanced Index Value Fund ("Enhanced Index Value Fund"), MassMutual Premier Enhanced Index Value Fund II ("Enhanced Index Value Fund II"), MassMutual Premier Enhanced Index Core Equity Fund ("Enhanced Index Core Equity Fund"), MassMutual Premier Main Street Fund ("Main Street Fund"), MassMutual Premier Capital Appreciation Fund ("Capital Appreciation Fund"), MassMutual Premier Core Growth Fund ("Core Growth Fund"), MassMutual Premier Enhanced Index Growth Fund ("Enhanced Index Growth Fund"), MassMutual Premier Mid-Cap Value Fund ("Mid-Cap Value Fund"), MassMutual Premier Small Capitalization Value Fund ("Small Capitalization Value Fund"), MassMutual Premier Small Company Opportunities Fund ("Small Company Opportunities Fund"), MassMutual Premier Global Fund ("Global Fund"), MassMutual Premier International Equity Fund ("International Equity Fund"), and MassMutual Premier Focused International Fund ("Focused International Fund").
The Mid-Cap Value Fund and Focused International Fund commenced operations on December 1, 2005.
During the reporting period, each Fund had five classes of shares: Class A, Class L, Class Y, Class S and Class N. Class N shares of the Money Market Fund are not currently available. The principal economic difference among the classes is the level of service and administration fees borne by the classes. The classes of shares are offered to different types of investors, as outlined in the Trust's Prospectus.

2. Significant Accounting Policies	The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation	Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees ("Trustees"), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. For all Funds, excluding the Money Market Fund, short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. The Money Market Fund's portfolio securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a per-share net asset value of $1.00. All other securities and other

Notes to Financial Statements (Unaudited) (Continued)

assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. Securities are typically valued on the basis of valuations furnished by a primary pricing service or, if no such valuation is available, from a secondary pricing service. However, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, for each of the Trust's foreign funds, a fair value pricing service is used to assist in the pricing of foreign securities. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.
Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

Securities Lending	Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Funds taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities. At April 30, 2006, the Funds loaned securities having the following market values, collateralized by cash, which was invested in short-term instruments in the following amounts:

	Securities on Loan	Collateral
Short-Duration Bond Fund	$31,188,459	$31,889,338
Core Bond Fund	285,653,583	294,022,703
Diversified Bond Fund	88,159,280	90,452,312
Strategic Income Fund	17,423,342	17,869,838
High Yield Fund	14,947,967	15,331,885
Balanced Fund	21,813,776	22,483,156
Value Fund	82,120,502	85,075,009
Enhanced Index Value Fund	9,977,968	10,302,275
Enhanced Index Value Fund II	12,535,530	12,914,555
Enhanced Index Core Equity Fund	4,885,677	5,044,356
Main Street Fund	25,522,338	26,406,363
Capital Appreciation Fund	120,032,075	124,079,240
Core Growth Fund	9,766,216	10,037,283
Enhanced Index Growth Fund	4,192,527	4,336,722
Small Capitalization Value Fund	19,449,117	20,223,221
Small Company Opportunities Fund	124,522,833	128,903,624
Global Fund	121,481,433	127,254,477
International Equity Fund	254,839,825	268,054,000

Notes to Financial Statements (Unaudited) (Continued)

For each Fund, the amount of securities on loan indicated in the table above may not correspond with the securities on loan identified on the Portfolio of Investments because securities with pending sales are in the process of recall from the brokers. At April 30, 2006, the Funds had no securities on loan with pending sales.
The Trust receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended April 30, 2006, the Trust earned securities lending agent fees as follows:

	Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
Short-Duration Bond Fund	$465,312	$443,572	$21,740
Core Bond Fund	5,845,844	5,620,251	225,593
Diversified Bond Fund	869,792	839,561	30,231
Strategic Income Fund	243,221	210,484	32,737
High Yield Fund	350,149	314,269	35,880
Balanced Fund	488,195	472,594	15,601
Value Fund	754,119	739,982	14,137
Enhanced Index Value Fund	168,821	163,933	4,888
Enhanced Index Value Fund II	306,938	297,933	9,005
Enhanced Index Core Equity Fund	54,773	53,638	1,135
Main Street Fund	481,199	472,432	8,767
Capital Appreciation Fund	1,837,772	1,789,888	47,884
Core Growth Fund	175,497	164,798	10,699
Enhanced Index Growth Fund	61,957	60,765	1,192
Small Capitalization Value Fund	281,230	265,509	15,721
Small Company Opportunities Fund	1,943,025	1,848,579	94,446
Global Fund	1,933,826	1,777,375	156,451
International Equity Fund	2,816,507	2,567,809	248,698

Repurchase Agreements	Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Accounting for Investments	Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Federal Income Tax	It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no Federal income tax provision is required.

Notes to Financial Statements (Unaudited) (Continued)

Dividends and Distributions to Shareholders	Dividends from net investment income of each Fund, other than the Money Market Fund, are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to investments in forward contracts, passive foreign investment companies, the deferral of wash sale losses, and paydowns on certain mortgage-backed securities. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ significantly from distributions during such period.
Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting the net asset value of the Funds.

Foreign Currency Translation	The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign Currency Contracts	Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.
Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.
The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Notes to Financial Statements (Unaudited) (Continued)

A summary of open forward foreign currency contracts for the Strategic Income Fund at April 30, 2006 is as follows:

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Income Fund
BUYS
05/03/06	Argentinian Peso	3,200,000	$1,037,950	$1,051,335	$13,385
05/08/06	Australian Dollar	3,000,000	2,247,825	2,269,650	21,825
05/19/06	Australian Dollar	400,000	296,420	302,620	6,200
02/21/07	Brazilian Real	7,660,000	3,308,851	3,406,158	97,307
05/03/06	Brazilian Real	2,300,000	1,027,937	1,092,844	64,907
06/02/06	Brazilian Real	2,300,000	1,079,964	1,092,844	12,880
09/22/06	Brazilian Real	10,365,000	4,001,930	4,773,098	771,168
09/25/06	Brazilian Real	4,320,000	1,671,180	1,987,928	316,748
10/27/06	Brazilian Real	650,000	292,529	296,820	4,291
10/31/06	Brazilian Real	2,500,000	985,317	1,140,522	155,205
06/15/06	British Pound Sterling	940,000	1,656,630	1,703,993	47,363
09/05/06	British Pound Sterling	600,000	1,050,147	1,092,603	42,456
07/28/06	Canadian Dollar	2,010,000	1,783,303	1,797,842	14,539
07/05/06	Chilean Peso	155,000,000	294,509	300,805	6,296
05/03/06	Czech Republic Koruna	25,000,000	1,106,195	1,103,624	(2,571)
05/02/06	Euro Dollar	2,030,000	2,420,174	2,548,362	128,188
05/03/06	Euro Dollar	1,810,000	2,214,182	2,272,185	58,003
05/15/06	Euro Dollar	3,110,000	3,751,913	3,904,141	152,228
06/15/06	Euro Dollar	2,250,000	2,701,688	2,831,416	129,728
07/06/06	Euro Dollar	1,660,000	2,045,601	2,099,233	53,632
07/07/06	Euro Dollar	2,080,000	2,629,500	2,630,527	1,027
08/07/06	Euro Dollar	40,000	48,917	50,683	1,766
09/05/06	Euro Dollar	3,000,000	3,687,600	3,807,341	119,741
05/08/06	Indian Rupee	47,000,000	1,053,221	1,044,062	(9,159)
05/02/06	Japanese Yen	82,000,000	698,586	718,007	19,421
06/05/06	Japanese Yen	78,000,000	667,717	683,551	15,834
06/13/06	Japanese Yen	220,000,000	1,913,657	1,932,255	18,598
06/14/06	Japanese Yen	614,000,000	5,290,600	5,394,248	103,648
06/15/06	Japanese Yen	426,000,000	3,737,788	3,743,631	5,843
06/16/06	Japanese Yen	506,000,000	4,375,808	4,447,898	72,090
09/05/06	Japanese Yen	300,000,000	2,585,093	2,672,866	87,773
05/17/06	Mexican Peso	11,000,000	992,959	991,214	(1,745)
07/25/06	Mexican Peso	8,100,000	729,401	726,320	(3,081)
01/24/08	New Turkish Lira	2,765,000	1,850,736	1,875,694	24,958
05/08/06	New Turkish Lira	415,000	305,446	314,275	8,829
05/17/06	New Turkish Lira	1,400,000	1,027,221	1,060,204	32,983
05/05/06	New Zealand Dollar	1,700,000	1,042,044	1,077,627	35,583
05/08/06	New Zealand Dollar	2,900,000	1,899,181	1,838,305	(60,876)
05/03/06	Norwegian Krone	15,240,000	2,293,829	2,461,678	167,849
06/14/06	Norwegian Krone	20,810,000	3,180,460	3,367,518	187,058
05/04/06	Peruvian Sol	1,680,000	506,405	506,100	(305)
05/02/06	Republic of Korea Won	698,000,000	719,632	740,034	20,402
06/05/06	Republic of Korea Won	654,000,000	674,651	693,384	18,733

Notes to Financial Statements (Unaudited) (Continued)

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
08/02/06	Republic of Korea Won	698,000,000	$743,463	$741,901	$(1,562)
05/15/06	Swedish Krona	17,950,000	2,337,240	2,423,481	86,241
05/16/06	Swedish Krona	10,550,000	1,403,024	1,424,386	21,362
05/02/06	Swiss Franc	4,310,000	3,388,365	3,442,630	54,265
06/09/06	Swiss Franc	2,980,000	2,292,142	2,383,693	91,551
07/17/06	Thai Baht	39,000,000	1,023,003	1,037,995	14,992
					$3,227,597
SELLS
05/03/06	Argentinian Peso	3,200,000	1,035,194	1,051,335	(16,141)
05/08/06	Australian Dollar	3,000,000	2,205,411	2,269,650	(64,239)
05/19/06	Australian Dollar	2,770,000	2,014,178	2,095,643	(81,465)
02/21/07	Brazilian Real	4,935,000	2,162,103	2,194,437	(32,334)
05/03/06	Brazilian Real	2,300,000	1,090,047	1,092,844	(2,797)
09/22/06	Brazilian Real	10,365,000	4,276,872	4,773,098	(496,226)
10/27/06	Brazilian Real	650,000	296,262	296,820	(558)
10/31/06	Brazilian Real	1,560,000	710,868	711,686	(818)
05/02/06	British Pound Sterling	377	680	682	(2)
06/15/06	British Pound Sterling	2,260,000	3,944,748	4,096,834	(152,086)
08/07/06	British Pound Sterling	460,000	807,516	837,268	(29,752)
09/05/06	British Pound Sterling	750,000	1,316,538	1,365,754	(49,216)
08/17/06	Canadian Dollar	565,000	489,771	505,638	(15,867)
05/17/06	Chinese Yuan Renminbi	8,300,000	1,041,275	1,035,688	5,587
05/03/06	Czech Republic Koruna	25,000,000	1,058,600	1,103,624	(45,024)
06/05/06	Czech Republic Koruna	25,000,000	1,109,198	1,103,624	5,574
05/02/06	Euro Dollar	2,030,000	2,446,749	2,548,362	(101,613)
05/03/06	Euro Dollar	1,810,000	2,200,381	2,272,185	(71,804)
05/15/06	Euro Dollar	3,110,000	3,725,609	3,904,141	(178,532)
05/18/06	Euro Dollar	250,000	295,250	313,838	(18,588)
06/15/06	Euro Dollar	2,250,000	2,724,705	2,831,416	(106,711)
07/06/06	Euro Dollar	780,000	963,043	986,387	(23,344)
07/31/06	Euro Dollar	1,005,000	1,237,351	1,272,889	(35,538)
08/07/06	Euro Dollar	900,000	1,099,935	1,140,372	(40,437)
09/05/06	Euro Dollar	3,000,000	3,627,855	3,807,341	(179,486)
09/06/06	Euro Dollar	1,500,000	1,818,690	1,903,775	(85,085)
05/02/06	Japanese Yen	82,000,000	701,415	718,007	(16,592)
05/17/06	Japanese Yen	120,000,000	1,017,579	1,050,742	(33,163)
06/05/06	Japanese Yen	78,000,000	678,367	683,551	(5,184)
06/14/06	Japanese Yen	266,000,000	2,261,597	2,336,922	(75,325)
06/16/06	Japanese Yen	286,000,000	2,451,519	2,514,029	(62,510)
07/31/06	Japanese Yen	55,000,000	484,564	487,648	(3,084)
08/07/06	Japanese Yen	92,000,000	806,137	816,478	(10,341)
09/05/06	Japanese Yen	450,000,000	3,944,292	4,009,298	(65,006)
05/01/06	Mexican Peso	10,034	901	904	(3)
05/08/06	New Zealand Dollar	2,900,000	1,904,894	1,838,305	66,589
05/03/06	Norwegian Krone	15,240,000	2,274,905	2,461,678	(186,773)
06/14/06	Norwegian Krone	9,260,000	1,437,918	1,498,473	(60,555)
05/03/06	Peruvian Sol	439,422	132,788	132,376	412
05/04/06	Peruvian Sol	1,680,000	496,895	506,100	(9,205)

Notes to Financial Statements (Unaudited) (Continued)

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
05/02/06	Republic of Korea Won	698,000,000	$738,078	$740,034	$(1,956)
05/15/06	Swedish Krona	15,290,000	2,034,329	2,064,347	(30,018)
05/02/06	Swiss Franc	4,310,000	3,290,720	3,442,630	(151,910)
05/18/06	Swiss Franc	1,400,000	1,082,059	1,118,256	(36,197)
06/09/06	Swiss Franc	2,530,000	1,952,796	2,023,739	(70,943)
05/17/06	Taiwan Dollar	33,000,000	1,015,282	1,034,288	(19,006)
					$(2,587,272)

Delayed Delivery Transactions, When Issued Securities, and Forward Commitments	Each Fund may purchase or sell securities on a "when issued" or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.
A summary of open obligations for the Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, Strategic Income Fund and Balanced Fund under these forward commitments at April 30, 2006 is as follows:

Forward Commitment Contracts to Buy	Expiration of Contracts	Aggregate Face Value of Contracts	Cost	Market Value	Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund
FNMA TBA
4.5% 5/01/2021	May-06	$4,350,000	$4,192,313	$4,140,996	$(51,317)
5.5% 5/01/2036	May-06	25,539,000	24,895,263	24,800,765	(94,498)
					$(145,815)
Core Bond Fund
FNMA TBA
4.5% 5/01/2021	May-06	$15,900,000	$15,353,625	$15,136,054	$(217,571)
5.0% 5/01/2036	May-06	25,150,000	23,908,219	23,788,364	(119,855)
5.5% 5/01/2036	May-06	127,788,000	124,562,792	124,094,134	(468,658)
					$(806,084)

Notes to Financial Statements (Unaudited) (Continued)

Forward Commitment Contracts to Buy	Expiration of Contracts	Aggregate Face Value of Contracts	Cost	Market Value	Unrealized Appreciation (Depreciation)
Diversified Bond Fund
FNMA TBA
4.5% 5/01/2021	May-06	$9,700,000	$9,348,375	$9,233,945	$(114,430)
5.0% 5/01/2036	May-06	9,500,000	9,030,937	8,985,664	(45,273)
5.5% 5/01/2036	May-06	34,887,000	33,872,673	33,878,549	5,876
					$(153,827)
Strategic Income Fund
FNMA
5.0% 05/01/2036	May-06	$3,500,000	$3,342,759	$3,310,508	$(32,251)
5.5% 05/01/2021	May-06	1,730,000	1,713,974	1,716,755	2,781
5.5% 05/01/2036	May-06	3,799,000	3,692,023	3,689,185	(2,838)
7.0% 05/01/2036	May-06	362,000	372,860	372,181	(679)
FHLMC
5.0% 05/01/2036	May-06	205,000	195,198	193,789	(1,409)
					$(34,396)
Balanced Fund
FNMA TBA
4.5% 5/01/2021	May-06	$2,400,000	$2,317,500	$2,284,687	$(32,813)
5.0% 5/01/2036	May-06	1,700,000	1,618,424	1,607,961	(10,463)
5.5% 5/01/2036	May-06	2,125,000	2,074,457	2,063,574	(10,883)
					$(54,159)

Financial Futures
Contracts
   The Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Strategic Income Fund, the High Yield Fund, the Balanced Fund, the Enhanced Index Value Fund, the Enhanced Index Value Fund II, the Enhanced Index Core Equity Fund, the Main Street Fund, the Capital Appreciation Fund, the Enhanced Index Growth Fund, the Mid-Cap Value Fund, the Small Capitalization Value Fund, the Global Fund, the International Equity Fund and the Focused International Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Notes to Financial Statements (Unaudited) (Continued)

A summary of open futures contracts for the Core Bond Fund, Diversified Bond Fund, Strategic Income Fund and Balanced Fund at April 30, 2006 is as follows:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation/ (Depreciation)
Core Bond Fund
BUYS
1,570	U.S Treasury Note 5 year	6/30/2006	$163,525,312	$(1,373,750)
Diversified Bond Fund
BUYS
325	U.S Treasury Note 5 year	6/30/2006	$34,136,623	$(284,375)
Strategic Income Fund
BUYS
3	Hang Seng Index	5/29/2006	$319,753	$(2,283)
2	IBEX 35 Index	5/19/2006	297,129	5,457
6	Japanese Government Bond 10 year	6/20/2006	6,966,420	(111,602)
1	Long Gilt Index	6/30/2006	198,469	(4,428)
9	MSCI Taiwan Index	5/29/2006	273,690	2,646
25	NASDAQ 100 Index	6/16/2006	855,500	1,737
25	OMXS 30 Index	5/26/2006	349,683	(2,476)
1	S&P/MIB Index	6/17/2006	234,600	(4,016)
3	SPI 200 Index	6/16/2006	298,062	16,726
11	U.S. Long Bond	6/30/2006	1,175,281	(3,156)
				$(101,395)
SELLS
12	CAC40 Index	5/19/2006	772,643	1,958
2	Dax Index	6/16/2006	378,112	(5,154)
8	Euro Bund	6/10/2006	1,161,652	10,060
8	FTSE 100 Index	6/17/2006	871,890	(3,607)
3	Mini JGB 10 year	6/8/2006	348,426	(686)
8	Nikkei 225 Index	6/8/2006	1,189,440	(67,846)
80	S&P 500 Index	6/16/2006	5,263,600	(103,225)
2	S&P/TSE 60 Index	6/16/2006	244,459	(3,786)
57	U.S. Treasury Note 2 year	6/30/2006	11,612,859	17,408
196	U.S. Treasury Note 5 year	7/6/2006	20,414,625	211,813
14	U.S. Treasury Note 10 year	6/30/2006	1,478,094	7,045
				$63,980
Balanced Fund
BUYS
45	U.S Treasury Note 5 year	6/30/2006	$4,687,031	$(39,375)

Options  The Funds may purchase put and call options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium).

Notes to Financial Statements (Unaudited) (Continued)

Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of security prices, indexes of interest rates and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a Fund will lose the entire premium it paid. Premiums paid for purchasing options which expire are treated as realized losses. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities.
The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option. See the Portfolio of Investments of the Strategic Income Fund for open purchased option contracts as of April 30, 2006.
The Funds may also "write" put and call options. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option a Fund has written, however, a Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.
If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.
Writing a call option obligates a Fund to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.
The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Notes to Financial Statements (Unaudited) (Continued)

A summary of open written option contracts for the Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, Strategic Income Fund and Balanced Fund at April 30, 2006, is as follows:

Notional Amount	Expiration Date	Market Description	Premiums	Value
Short-Duration Bond Fund
$11,055,000	4/14/2008	Goldman Swaption, Strike 5.68%	$643,971	$609,134
Core Bond Fund
$35,376,000	4/14/2008	Goldman Swaption, Strike 5.68%	$2,060,709	$1,949,229
Diversified Bond Fund
$7,839,000	4/14/2008	Goldman Swaption, Strike 5.68%	$456,634	$431,928
Strategic Income Fund
$1,206,000	9/21/2006	Japanese Yen, Put, Strike 124.000	$25,287	$6,862
Balanced Fund
$1,507,500	4/14/2008	Goldman Swaption, Strike 5.68%	$87,814	$83,063

Transactions in options written for the Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, Strategic Income Fund and Balanced Fund during the six months ended April 30, 2006 were as follows:

	Number of Contracts	Premiums Received
Short-Duration Bond Fund
Options outstanding at October 31, 2005	-	$-
Options written	16,255,000	648,755
Options terminated in closing purchase transactions	(5,200,000)	(4,784)
Options outstanding at April 30, 2006	11,055,000	$643,971
Core Bond Fund
Options outstanding at October 31, 2005	-	$-
Options written	51,776,000	2,075,797
Options terminated in closing purchase transactions	(16,400,000)	(15,088)
Options outstanding at April 30, 2006	35,376,000	$2,060,709
Diversified Bond Fund
Options outstanding at October 31, 2005	-	$-
Options written	11,389,000	459,900
Options terminated in closing purchase transactions	(3,550,000)	(3,266)
Options outstanding at April 30, 2006	7,839,000	$456,634
Strategic Income Fund
Options outstanding at October 31, 2005	2,680,000	$10,988
Options written	1,206,000	25,287
Options terminated in closing purchase transactions	(2,680,000)	(10,988)
Options outstanding at April 30, 2006	1,206,000	$25,287
Balanced Fund
Options outstanding at October 31, 2005	-	$-
Options written	2,257,500	88,504
Options terminated in closing purchase transactions	(750,000)	(690)
Options outstanding at April 30, 2006	1,507,500	$87,814

  Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Trust.

Notes to Financial Statements (Unaudited) (Continued)

Swaps	The Funds may engage in swap transactions, including, but not limited to, interest rate, currency, credit default, indices, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on swaps (collectively defined as "swap transactions").
Each Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuation, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.
Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated by reference to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a "basket" of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchase of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.
The amount of a Fund's potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on a Fund's potential loss if it sells a cap or collar. If the Fund buys a cap, floor or collar, however, the Fund's potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.
The Funds will maintain cash or liquid assets in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund's accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund's accrued obligation under the agreement.
During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund's basis in the contract.

Notes to Financial Statements (Unaudited) (Continued)

A summary of open swap agreements for the Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, Strategic Income Fund and Balanced Fund at April 30, 2006, is as follows:

Short-Duration Bond Fund

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
2,500,000 USD	12/20/2010	Agreement with Barclays Bank PLC, dated 9/21/05 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	$(34,424)
5,000,000 USD	12/20/2010	Agreement with Goldman Sachs, dated 10/07/05 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(75,728)
5,000,000 USD	12/20/2010	Agreement with Barclays Bank PLC, dated 10/27/05 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(84,802)
1,250,000 USD	12/20/2009	Agreement with Barclays Bank PLC, dated 12/14/05 to pay 0.55% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Note.	(8,567)
6,000,000 USD	3/20/2011	Agreement with Bank of America, dated 1/6/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Citigroup, Inc. - X.	(6,975)
6,000,000 USD	3/20/2011	Agreement with Goldman Sachs, dated 1/6/06 to pay 0.34% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. Senior Unsecured Note.	(28,943)
6,000,000 USD	3/20/2011	Agreement with Bank of America, dated 1/9/06 to pay 0.12% times the notional amount. The Fund receives payment only upon a default event of Wells Fargo & Co. Note.	(1,715)
6,000,000 USD	3/20/2011	Agreement with Goldman Sachs, dated 1/9/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Bank of America Corp. Senior Note.	(5,640)
6,000,000 USD	3/20/2011	Agreement with Barclays Bank PLC, dated 1/9/06 to pay 0.23% times the notional amount. The Fund receives payment only upon a default event of JP Morgan Senior Note	(20,334)

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (continued)
6,000,000 USD	3/20/2011	Agreement with Bank of America, dated 1/10/06 to pay 0.13% times the notional amount. The Fund receives payment only upon a default event of Wachovia Corp. Senior Note.	$(4,367)
5,200,000 USD	3/20/2011	Agreement with Barclays Bank PLC, dated 2/4/06 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(49,190)
18,000,000 USD	10/12/2052	Agreement with Goldman Sachs, dated 3/7/06 to pay 0.35% times the notional amount. The Fund receives payment only upon a default event of Lehman Brothers CMBS Index NA.A.1.	(45,906)
5,200,000 USD	12/20/2010	Agreement with Barclays Bank PLC, dated 3/21/06 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(52,805)
875,000 USD	6/20/2013	Agreement with Barclays Bank PLC, dated 3/30/06 to pay 0.71% times the notional amount. The Fund receives payment only upon a default event of Sara Lee Corp. Medium Term Note.	(4,145)
875,000 USD	6/20/2013	Agreement with Goldman Sachs, dated 4/13/06, to pay 0.82% times the notional amount. The Fund receives payment only upon a default event of Tribune Co. notes.	(3,565)
1,900,000 USD	6/20/2013	Agreement with Barclays Bank PLC, dated 3/30/06 to pay 0.70% times the notional amount. The Fund receives payment only upon a default event of Sara Lee Corp. Medium Term Note.	(17,748)
Interest Rate Swaps
21,150,000 USD	12/14/2009	Agreement with Bank of America, dated 12/8/05 to pay the notional amount multiplied by 4.498% and to receive the notional amount multiplied by the 3 Month Floating LIBOR	677,374
38,670,000 USD	12/12/2012	Agreement with Bank of America, dated 12/8/05 to receive the notional amount multiplied by 4.764% and to pay the notional amount multiplied by the 3 Month Floating LIBOR.	(1,469,234)
47,430,000 USD	12/12/2025	Agreement with Bank of America, dated 12/8/05 to pay the notional amount multiplied by 5.214% and to receive the notional amount multiplied by the 3 Month Floating LIBOR.	2,742,992

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Interest Rate Swaps (continued)
28,560,000 USD	12/12/2035	Agreement with Bank of America, dated 12/8/05 to receive the notional amount multiplied by 5.267% and to pay the notional amount multiplied by the 3 Month Floating LIBOR	$(1,843,735)
Total Return Swaps
18,000,000 USD	4/1/2007	Agreement with Goldman Sachs, dated 3/16/06, to receive 0.296% times the notional amount and pay the difference between the Lehman Brothers CMBS AAA 8.5 Index and LIBOR.	58,111
			$(279,346)
Core Bond Fund Credit Default Swaps
8,500,000 USD	12/20/2010	Agreement with Barclays Bank PLC, dated 9/21/05 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	$(117,042)
17,000,000 USD	12/20/2010	Agreement with Barclays Bank PLC, dated 10/27/05 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(288,328)
17,000,000 USD	12/20/2010	Agreement with Goldman Sachs, dated 10/07/05 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(257,476)
4,200,000 USD	12/20/2009	Agreement with Barclays Bank PLC, dated 12/14/05 to pay 0.55% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Note.	(28,787)
20,000,000 USD	3/20/2011	Agreement with Bank of America, dated 1/6/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Citigroup, Inc.	(23,253)
20,000,000 USD	3/20/2011	Agreement with Goldman Sachs, dated 1/6/06 to pay 0.34% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. Senior Unsecured Note.	(96,475)
20,000,000 USD	3/20/2011	Agreement with Bank of America, dated 1/9/06 to pay 0.12% times the notional amount. The Fund receives payment only upon a default event of Wells Fargo & Company Note.	(5,716)

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (continued)
20,000,000 USD	3/20/2011	Agreement with Goldman Sachs, dated 1/9/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Bank of America Corporation Senior Note.	$(18,802)
20,000,000 USD	3/20/2011	Agreement with Barclays Bank PLC, dated 1/9/06 to pay 0.23% times the notional amount. The Fund receives payment only upon a default event of JP Morgan Senior Note.	(67,777)
20,000,000 USD	3/20/2011	Agreement with Goldman Sachs, dated 1/6/06 to pay 0.34% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. Senior Unsecured Note.	(14,556)
16,400,000 USD	3/20/2011	Agreement with Barclays Bank PLC, dated 2/04/06, to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(155,138)
59,000,000 USD	10/12/2052	Agreement with Goldman Sachs, dated 3/7/06 to pay 0.35% times the notional amount. The Fund receives payment only upon a default event of Lehman Brothers CMBS Index NA.A.1.	(150,468)
16,400,000 USD	12/20/2010	Agreement with Barclays Bank PLC, dated 3/21/06 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Note.	(166,540)
3,125,000 USD	6/20/2013	Agreement with Barclays Bank PLC, dated 3/30/06 to pay 0.71% times the notional amount. The Fund receives payment only upon a default event of Sara Lee Corp. Medium Term Note.	(14,805)
3,125,000 USD	6/20/2013	Agreement with Barclays Bank PLC, dated 4/07/06, to pay 0.70% times the notional amount. The Fund receives payment only upon a default event of Sara Lee Corp. Medium Term Note.	(12,731)
6,100,000 USD	6/20/2013	Agreement with Goldman Sachs, dated 4/13/06 to pay 0.82% times the notional amount. The Fund receives payment only upon a default event of Tribune Co. Note.	(56,981)
Interest Rate Swaps
63,450,000 USD	12/14/2009	Agreement with Bank of America, dated 12/8/05 to pay the notional amount multiplied by 4.498% and to receive the notional amount multiplied by the 3 Month Floating LIBOR.	2,032,119

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Interest Rate Swaps (continued)
116,010,000 USD	12/12/2012	Agreement with Bank of America, dated 12/8/05 to receive the notional amount multiplied by 4.764% and to pay the notional amount multiplied by the 3 Month Floating LIBOR.	$(4,407,700)
142,290,000 USD	12/12/2025	Agreement with Bank of America, dated 12/8/05 to pay the notional amount multiplied by 5.214% and to receive the notional amount multiplied by the 3 Month Floating LIBOR.	8,228,975
85,680,000 USD	12/12/2035	Agreement with Bank of America, dated 12/8/05 to receive the notional amount multiplied by 5.267% and to pay the notional amount multiplied by the 3 Month Floating LIBOR.	(5,531,203)
Total Return Swap
59,000,000 USD	4/1/2007	Agreement with Goldman Sachs, dated 3/16/06, to receive 0.296% times the notional amount and pay the difference between the Lehman Brothers CMBS AAA 8.5 Index and LIBOR.	190,476
			$(962,208)
Diversified Bond Fund Credit Default Swaps
1,700,000 USD	12/20/10	Agreement with Barclays Bank PLC, dated 9/21/05 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(23,408)
3,500,000 USD	12/20/10	Agreement with Goldman Sachs, dated 10/07/05 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(53,010)
3,500,000 USD	12/20/10	Agreement with Barclays Bank PLC, dated 10/27/05 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(59,361)
900,000 USD	12/20/09	Agreement with Barclays Bank PLC, dated 12/14//05 to pay 0.55% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Note.	(6,169)
4,500,000 USD	3/20/11	Agreement with Bank of America, dated 1/6/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Citigroup, Inc. - X.	(5,232)

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (continued)
4,500,000 USD	3/20/11	Agreement with Goldman Sachs, dated 1/6/06 to pay 0.34% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. Senior Unsecured Note.	$(21,707)
4,500,000 USD	3/20/11	Agreement with Bank of America, dated 1/9/06 to pay 0.12% times the notional amount. The Fund receives payment only upon a default event of Wells Fargo & Company Note.	(1,286)
4,500,000 USD	3/20/11	Agreement with Goldman Sachs, dated 1/9/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Bank of America Senior Note.	(4,231)
4,500,000 USD	3/20/11	Agreement with Barclays Bank PLC, dated 1/9/06 to pay 0.23% times the notional amount. The Fund receives payment only upon a default event of JP Morgan Senior Note.	(15,250)
4,500,000 USD	3/20/11	Agreement with Bank of America, dated 1/10/06 to pay 0.13% times the notional amount. The Fund receives payment only upon a default event of Wachovia Corporation Senior Note.	(3,275)
3,550,000 USD	3/20/11	Agreement with Barclays Bank PLC, dated 2/4/06 to pay 0.85% the notional amount. The fund receives payment only upon a default of an entity in the Dow Jones CDX.NA.HVol.5 Index.	(33,665)
13,000,000 USD	10/12/52	Agreement with Goldman Sachs, dated 3/7/06 to pay 0.350% times the notional amount. The Fund receives payment only upon a default event of an entity in the Lehman 8 + year AAA CMBS Index.	(33,154)
3,550,000 USD	12/20/10	Agreement with Barclays Bank PLC, dated 3/21/06 to pay 0.85% times the notional amount. The fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(36,050)
750,000 USD	6/20/13	Agreement with Barclays Bank PLC, dated 3/30/06 to pay 0.71% times the notional amount. The Fund receives payment only upon a default event of Sara Lee Corp. Medium Term Note.	(3,553)
750,000 USD	6/20/13	Agreement with Barclays Bank PLC, dated 4/7/06 to pay 0.70% times the notional amount. The Fund receives payment only upon a default event of Sara Lee Corp. Medium Term Note.	(3,055)

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (continued)
1,400,000 USD	6/20/13	Agreement with Goldman Sachs, dated 4/13/06 to pay 0.82% times the notional amount. The Fund receives payment only upon a default event of Tribune Company Note.	$(13,077)
Interest Rate Swaps
5,287,500 USD	5/4/09	Agreement with Bank of America, dated 4/29/05 to pay the notional amount multiplied by 4.498% and to receive the notional amount multiplied by the 3 month Floating Rate LIBOR.	119,775
11,857,500 USD	5/4/25	Agreement with Bank of America, dated 4/29/05 to pay the notional amount multiplied by 5.214% and to receive the notional amount multiplied by the 3 month Floating Rate LIBOR.	677,460
9,667,500 USD	5/4/12	Agreement with Bank of America, dated 4/29/05 to receive the notional amount multiplied by 4.764% and to pay the notional amount multiplied by the 3 month Floating Rate LIBOR.	(334,011)
7,140,000 USD	5/4/35	Agreement with Bank of America, dated 4/29/05 to receive the notional amount multiplied by 5.267% and to pay the notional amount multiplied by the 3 month Floating Rate LIBOR.	(462,812)
8,812,500 USD	12/14/09	Agreement with Bank of America, dated 12/8/05 to pay the notional amount multiplied by 4.498% and to receive the notional amount multiplied by the 3 month Floating Rate LIBOR.	276,277
16,112,500 USD	12/12/12	Agreement with Bank of America, dated 12/8/05 to receive the notional amount multiplied by 4.764% and to pay the notional amount multiplied by the 3 month Floating Rate LIBOR.	(612,181)
19,762,500 USD	12/12/25	Agreement with Bank of America, dated 12/8/05 to pay the notional amount multiplied by 5.214% and to receive the notional amount multiplied by the 3 month Floating Rate LIBOR.	1,142,913
11,900,000 USD	12/12/35	Agreement with Bank of America, dated 12/8/05 to pay the notional amount multiplied by 5.267% and to receive the notional amount multiplied by the 3 month Floating Rate LIBOR.	(768,223)

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Total Return Swaps
13,000,000 USD	4/01/07	Agreement with Goldman Sachs, dated 3/16/06 to receive 0.296% the notional amount and pay the difference between the Lehman CMBS AAA 8.5 Index and LIBOR.	$41,969
			$(234,316)
Strategic Income Fund Credit Default Swaps
260,000 USD	5/20/2011	Agreement with Citigroup, dated 4/26/06 to pay 1.30% times the notional amount. The Fund receives payment only upon a default event of Citigroup CDS Long Bond due 5/20/11.	(523)
505,000 USD	1/20/2011	Agreement with Citigroup, dated 1/14/06 to pay 0.6475% times the notional amount. The Fund receives payment only upon a default event of Mexico International Bond, due 1/20/11.	(1,024)
505,000 USD	1/20/2011	Agreement with Citigroup, dated 1/14/06 to pay 0.6475% times the notional amount. The Fund receives payment only upon a default event of Russia International Bond, due 1/20/2011.	(5,372)
515,000 USD	12/20/2015	Agreement with Citigroup, dated 12/7/05 to pay 0.40% times the notional amount. The Fund makes payment only upon a default event of Hungary Bond, due 12/20/15.	(3,657)
960,000 USD	3/20/2011	Agreement with Deutsche Bank, dated 3/14/06 to pay 1.82% times the notional amount. The Fund receives payment only upon a default event of Republic of Peru Bond, due 3/20/11.	4,334
960,000 USD	3/20/2011	Agreement with Deutsche Bank, dated 3/14/06 to pay 1.32% times the notional amount. The Fund receives payment only upon a default event of Republic of Colombia Bond, due 3/20/11.	(4,128)
405,000 USD	3/20/2011	Agreement with Deutsche Bank, dated 3/15/06 to pay 1.84% times the notional amount. The Fund receives payment only upon a default event of Ukraine Bond, due 3/20/11.	(2,554)
405,000 USD	3/20/2011	Agreement with Deutsche Bank, dated 3/15/06 to pay 1.88% times the notional amount. The Fund receives payment only upon a default event of Ukraine Bond, due 3/20/11.	(1,804)

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (continued)
990,000 USD	9/20/2015	Agreement with Deutsche Bank, dated 11/30/05 to pay 3.69% times the notional amount. The Fund receives payment only upon a default event of Philippine Bond, due 9/20/15.	$(45,728)
2,100,000 USD	10/20/2010	Agreement with Morgan Stanley, dated 10/01/05 to pay 1.65% times the notional amount. The Fund receives payment only upon a default event of 5 year Ukraine CD, due 10/20/10.	576
620,000 USD	1/20/2011	Agreement with Morgan Stanley, dated 1/11/06 to pay 1.77% times the notional amount. The Fund makes payment only upon a default event of Ukraine Bond, due 1/20/11.	(1,983)
855,000 USD	3/20/2011	Agreement with Morgan Stanley, dated 3/15/06 to pay 0.645% per year times the notional amount. The Fund receives payment only upon a default event of United Mexican States Bond, due 3/20/11.	(1,087)
300,000 USD	3/20/2011	Agreement with Morgan Stanley, dated 3/17/06 to pay 1.68% per year times the notional amount. The Fund receives payment only upon a default event of Republic of Indonesia, due 3/20/11.	(549)
300,000 USD	6/20/2011	Agreement with Morgan Stanley, dated 3/22/06 to pay 1.67% per year times the notional amount. The Fund receives payment only upon a default event of Republic of Indonesia, due 6/20/11.	(412)
350,000 USD	8/20/2015	Agreement with Morgan Stanley, dated 7/29/05 to pay 3.70% times the notional amount. The Fund receives payment only upon a default event of Republic of Colombia Bond, 10.375% due 8/20/15.	(42,860) (13,668)
590,000 USD	3/20/2016	Agreement with Morgan Stanley, dated 2/27/06 to pay 2.98% per year times the notional amount. The Fund receives payment only upon a default event of Philippine Bond, due 3/20/16.
Interest Rate Swaps
490,000 USD	5/13/2015	Agreement with Deutsche Bank, dated 5/13/05 to receive the notional amount multiplied by 5.46% and to pay the notional amount multiplied by the 6 month Floating Rate LIBOR.	42,743
270,000 USD	6/23/2015	Agreement with Deutsche Bank, dated 6/21/05 to receive the notional amount multiplied by 5.25% and to pay the notional amount multiplied by the 6 month Floating Rate LIBOR.	14,969

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Interest Rate Swaps (continued)
385,000 PLN	7/1/2010	Agreement with First Boston Corp., dated 6/29/05 to receive the notional amount multiplied by 4.48% and to pay the notional amount multiplied by the 6 month Floating Rate LIBOR.	$(1,382)
2,670,000 MXN	7/9/2015	Agreement with First Boston Corp., dated 7/20/05 to receive the notional amount multiplied by 10.00% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	10,694
870,000 USD	1/2/2007	Agreement with Goldman Sachs, dated 3/17/05 to receive the notional amount multiplied by 18.00% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	15,118
722,000 BRL	1/2/2008	Agreement with Goldman Sachs, dated 4/12/05 to receive the notional amount multiplied by 18.16% and to pay the notional amount multiplied by the Brazilian Floating Rate CDI.	20,077
1,100,000 MXN	3/5/2015	Agreement with Goldman Sachs, dated 3/16/05 to receive the notional amount multiplied by 10.85% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	10,158
2,710,000 MXN	5/8/2015	Agreement with Goldman Sachs, dated 5/19/05 to receive the notional amount multiplied by 10.70% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	23,570
2,325,000 MXN	5/29/2015	Agreement with Goldman Sachs, dated 6/09/05 to receive the notional amount multiplied by 10.43% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	15,962
2,325,000 MXN	6/1/2015	Agreement with Goldman Sachs, dated 6/10/05 to receive the notional amount multiplied by 10.30% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	14,232
360,000 MXN	6/14/2015	Agreement with Goldman Sachs, dated 6/15/05 to receive the notional amount multiplied by 10.29% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	2,183
712,582 BRL	1/2/2008	Agreement with Goldman Sachs, dated 6/17/05 to receive the notional amount multiplied by 17.18% and to pay the notional amount multiplied by the Floating Rate BZDIOVRA Index.	16,890

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Interest Rate Swaps (continued)
1,340,000 MXN	6/24/2015	Agreement with Goldman Sachs, dated 7/05/05 to receive the notional amount multiplied by 10.00% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	$5,884
11,000,000 MXN	2/5/2016	Agreement with J. Aron & Co., dated 2/17/06 to receive the notional amount multiplied by 8.70% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	(38,803)
1,570,000 MXN	8/31/2020	Agreement with J. Aron & Co., dated 9/19/05 to receive the notional amount multiplied by 9.41% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	(730)
4,700,000 MXN	8/26/2025	Agreement with J. Aron & Co, dated 9/20/05 to receive the notional amount multiplied by 9.51% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	(2,095)
3,120,000 MXN	8/28/2025	Agreement with J. Aron & Co, dated 9/22/05 to receive the notional amount multiplied by 9.50% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	(1,258)
16,000,000 USD	9/1/2010	Agreement with JP Morgan, dated 9/01/05 to receive the notional amount multiplied by 4.43% and to pay the notional amount multiplied by the 3 month Floating Rate LIBOR.	(596,301)
2,600,000 MXN	8/17/2015	Agreement with JP Morgan, dated 8/29/05 to receive the notional amount multiplied by 9.76% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	6,623
1,340,000 PLN	7/5/2010	Agreement with Lehman Brothers, dated 6/30/05 to receive the notional amount multiplied by 4.53% and to pay the notional amount multiplied by the 6 month Floating Rate LIBOR.	2,191
2,650,000 MXN	7/9/2015	Agreement with Lehman Brothers, dated 7/20/05 to receive the notional amount multiplied by 9.99% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	11,650
1,000,000 USD	1/2/2007	Agreement with Morgan Stanley, dated 7/07/05 to receive the notional amount multiplied by 17.590% and to pay the notional amount multiplied by the Floating Rate BZDIOVRA Index.	32,618

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Interest Rate Swaps (continued)
2,100,000 JPY	10/5/2008	Agreement with Morgan Stanley, dated 10/05/05 to receive the notional amount multiplied by 0.67% and to pay the notional amount multiplied by the JY0006M Index.	$(11,759)
1,470,000 ZAR	5/18/2010	Agreement with Morgan Stanley, dated 5/18/05 to receive the notional amount multiplied by 8.14% and to pay the notional amount multiplied by the Floating Rate JIBA3M Index.	6,067
2,100,000 JPY	10/5/2013	Agreement with Morgan Stanley, dated 10/05/05 to pay the notional amount multiplied by 1.522% and to receive the notional amount multiplied by the JPY0006M Index.	13,758
80,000 PLN	3/24/2010	Agreement with Salomon Brothers dated 3/22/05 to receive the notional amount multiplied by 5.52% and to pay the notional amount multiplied by the 6 month Floating Rate WIBO Index.	(649)
128,000 PLN	3/24/2010	Agreement with Salomon Brothers dated 3/24/05 to receive the notional amount multiplied by 5.55% and to pay the notional amount multiplied by the 6 month Floating Rate WIBO Index.	1,176
14,590,000 NOK	2/6/2012	Agreement with UBS dated 2/01/06 to receive the notional amount multiplied by 4.22% and to pay the notional amount multiplied by the 6 month NOK-NIBOR-NIBR.	60,130
			$(446,723)
Balanced Fund Credit Default Swaps
400,000 USD	12/20/2010	Agreement with Barclays Bank PLC, dated 9/21/05 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(5,508)
750,000 USD	12/20/2010	Agreement with Goldman Sachs, dated 10/07/05 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(11,359)
800,000 USD	12/20/2010	Agreement with Barclays Bank PLC, dated 10/27/05 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(13,568)
200,000 USD	12/20/2009	Agreement with Barclays Bank PLC, dated 12/14//05 to pay 0.55% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Note.	(1,389)

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (continued)
1,000,000 USD	3/20/2011	Agreement with Bank of America, dated 1/06/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Citigroup, Inc.	$(1,163)
1,000,000 USD	3/20/2011	Agreement with Goldman Sachs, dated 1/06/06 to pay 0.34% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. Senior Unsecured Note.	(4,824)
1,000,000 USD	3/20/2011	Agreement with Bank of America, dated 1/09/06 to pay 0.12% times the notional amount. The Fund receives payment only upon a default event of Wells Fargo & Company Note.	(286)
1,000,000 USD	3/20/2011	Agreement with Goldman Sachs, dated 1/09/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Bank of America Senior Note.	(940)
1,000,000 USD	3/20/2011	Agreement with Barclays Bank PLC, dated 1/09/06 to pay 0.23% times the notional amount. The Fund receives payment only upon a default event of JP Morgan Senior Note.	(3,388)
1,000,000 USD	3/20/2011	Agreement with Bank of America, dated 1/10/06 to pay 0.13% times the notional amount. The Fund receives payment only upon a default event of Wachovia Corporation Senior Note.	(728)
750,000 USD	3/20/2011	Agreement with Barclays Bank PLC, dated 2/04/06 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(7,095)
3,000,000 USD	10/12/2052	Agreement with Goldman Sachs, dated 3/7/06 to pay 0.35% times the notional amount. The Fund receives payment only upon a default event of Lehman Brothers CMBS Index NA.A.1.	(7,651)
750,000 USD	12/20/2010	Agreement with Barclays Bank PLC, dated 2/4/06 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(7,716)
125,000 USD	6/20/2013	Agreement with Barclays Bank PLC, dated 3/30/06 to pay 0.71% times the notional amount. The Fund receives payment only upon a default event of Sara Lee Corp. Medium Term Note.	(592)

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (continued)
125,000 USD	6/20/2013	Agreement with Barclays Bank PLC, dated 4/07/06 to pay 0.70% times the notional amount. The Fund receives payment only upon a default event of Sara Lee Corp. Medium Term Note.	$(509)
250,000 USD	6/20/2013	Agreement with Goldman Sachs, dated 4/12/06 to pay 0.82% times the notional amount. The Fund receives payment only upon a default event of Tribune Co. Note.	(2,335)
Total Return Swaps
3,000,000 USD	4/1/2007	Agreement with Goldman Sachs, dated 3/16/06 to receive 0.296% times the notional amount and pay the difference between the Lehman Brothers CMBS AAA 8.5 Index and LIBOR.	9,685
			$(59,366)

BRL Brazilian Lira JPY Japanese Yen MXN Mexican Peso PLN Polish Zloty USD United States Dollar ZAR South African Rand

Dollar Roll Transactions	The Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed security to a financial institution, such as a bank or broker-dealer, concurrent with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive the interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund. A Fund is compensated for agreeing to repurchase the security by the difference between the current sales price and the price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may be renewed over a period of several months with a different repurchaser or repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, a Fund may enter into a dollar roll transaction involving a security not then in the Fund's portfolio.
A Fund will segregate cash or other liquid securities in an amount sufficient to meet its obligations under dollar roll transactions or otherwise cover its obligations as permitted by applicable law. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. For example, if the counterparty were to become insolvent, the Fund's right to purchase from the counterparty may be restricted. Additionally, the market value of the securities sold by the Fund may decline below the repurchase price of those securities to be purchased.
For the six months ended April 30, 2006, the Funds did not engage in dollar roll transactions.

Notes to Financial Statements (Unaudited) (Continued)

Inflation-Indexed Bonds	The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a periodic coupon.
Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.
The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Allocation of Operating Activity	In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, which are directly attributable to a class of shares, are charged to that class' operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities	The Global Fund invests a significant amount of its assets and each of the International Equity Fund and Focused International Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Notes to Financial Statements (Unaudited) (Continued)

3. Management Fees and Other Transactions

Investment Management Fees	Under agreements between the Trust and Massachusetts Mutual Life Insurance Company ("MassMutual") on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for this service, MassMutual received advisory fees monthly based upon each Fund's average daily net assets at the following annual rates:

Money Market Fund	0.35%	Enhanced Index Core Equity Fund	0.50%

Short-Duration Bond Fund	0.40%	Main Street Fund	0.65%

Inflation-Protected Bond Fund	0.48%	Capital Appreciation Fund	0.65%

Core Bond Fund	0.48%	Core Growth Fund	0.55%

Diversified Bond Fund	0.50%	Enhanced Index Growth Fund	0.50%

Strategic Income Fund	0.55%	Mid-Cap Value Fund	0.80%

High Yield Fund	0.50%	Small Capitalization Value Fund	0.70%

Balanced Fund	0.48%	Small Company Opportunities Fund	0.58%

Value Fund	0.50%	Global Fund	0.80%

Enhanced Index Value Fund	0.50%	International Equity Fund	0.85%

Enhanced Index Value Fund II	0.50%	Focused International Fund	0.90%

  MassMutual has entered into investment sub-advisory agreements with Babson Capital Management LLC ("Babson Capital") pursuant to which Babson Capital serves as certain Funds' sub-adviser providing day-to-day management of the Funds' investments. Babson Capital is a wholly-owned subsidiary of MassMutual Holding LLC, which is a controlled subsidiary of MassMutual. During the period, Babson Capital received a sub-advisory fee from MassMutual equal to an annual rate of 0.05% of the average daily net assets of the Money Market Fund, 0.08% of the average daily net assets of the Short-Duration Bond Fund, 0.08% of the average daily net assets of the Inflation-Protected Bond Fund, 0.10% of the average daily net assets of the Core Bond Fund, 0.10% of the average daily net assets of the Diversified Bond Fund, 0.20% of the average daily net assets of the High Yield Fund, 0.09% of the average daily net assets of the fixed income portion of the Balanced Fund and 0.25% of the average daily net assets of the equity portion of the Balanced Fund, 0.25% of the average daily net assets of the Enhanced Index Value Fund, 0.25% of the average daily net assets of the Enhanced Index Value Fund II, 0.25% of the average daily net assets of the Enhanced Index Core Equity Fund and 0.25% of the average daily net assets of the Enhanced Index Growth Fund.
MassMutual has entered into investment sub-advisory agreements with its indirect subsidiary OppenheimerFunds, Inc. ("OFI") on behalf of the Strategic Income Fund, Main Street Fund, Capital Appreciation Fund, Global Fund and International Equity Fund. MassMutual has also entered into interim investment sub-advisory agreements with OFI on behalf of the Value Fund and Core Growth Fund. These agreements provide that OFI manage the investment and reinvestment of the assets of the Strategic Income Fund, Value Fund, Main Street Fund, Capital Appreciation Fund, Core Growth Fund, Global Fund and International Equity Fund. OFI received a fee equal to an annual rate of 0.49% of the first $225 million, 0.32% of the next $275 million and 0.25% on any excess over $500 million of the average daily net assets of the Strategic Income Fund, 0.25% of the first $600 million and 0.15% on any excess over $600 million of the average daily net assets of the Value Fund, 0.33% of the first $1 billion and 0.30% on any excess over $1 billion of the average daily net assets of the Main Street Fund, 0.42% of the first $700 million, 0.40% of the next $300 million and 0.375% on any excess over $1 billion of the average daily net assets of the Capital Appreciation Fund, 0.25% of the average daily net assets of the Core Growth Fund, 0.58% of the first $475 million, 0.50% of the next $525 million and 0.45% on any excess over $1 billion of the average daily net assets of the Global Fund and 0.50% of the average daily net assets of the International Equity Fund. Prior to January 27, 2006, Babson Capital managed the investment and reinvestment of the assets of the Value Fund and Core Growth Fund and received fees equal to the annual rates listed above for each Fund.

Notes to Financial Statements (Unaudited) (Continued)

MassMutual has entered into interim investment sub-advisory agreements with OFI Institutional Asset Management, Inc. ("OFI Institutional"), a wholly-owned subsidiary of OFI. These agreements provide that OFI Institutional manage the investment and reinvestment of the assets of the Mid-Cap Value Fund, Small Capitalization Value Fund and Small Company Opportunities Fund. OFI Institutional received a fee equal to an annual rate of 0.40% of the average daily net assets of the Mid-Cap Value Fund, 0.40% of the average daily net assets of the Small Capitalization Value Fund and 0.40% of the first $1 billion and 0.30% on any excess over $1 billion of the average daily net assets of the Small Company Opportunities Fund. Prior to April 1, 2006, Babson Capital managed the investment and reinvestment of the assets of the Mid-Cap Value Fund, Small Capitalization Value Fund and Small Company Opportunities Fund and received fees equal to the annual rates listed above for each Fund.
MassMutual has entered into an investment sub-advisory agreement with its indirect subsidiary Baring International Investment Limited ("Baring"). This agreement provides that Baring manage the investment and reinvestment of the assets of the Focused International Fund. Baring received a fee equal to an annual rate of 0.55% of the average daily net assets of the Focused International Fund.

Administration Fees	Under separate administrative and shareholder services agreements between each Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual received an administrative services fee monthly based upon the average daily net assets of the applicable class of shares of the Fund at the following annual rates:

	Class A	Class L	Class Y	Class S	Class N
Money Market Fund	0.3266%	0.3266%	0.1766%	0.0766%	N/A
Short-Duration Bond Fund	0.3189%	0.3189%	0.1689%	0.1189%	0.3689%
Inflation-Protected Bond Fund	0.2808%	0.2808%	0.1308%	0.0308%	0.3308%
Core Bond Fund	0.2851%	0.2851%	0.1351%	0.0851%	0.3551%
Diversified Bond Fund	0.3660%	0.3760%	0.2160%	0.1660%	0.4160%
Strategic Income Fund	0.3400%	0.3400%	0.1900%	0.1400%	0.3900%
High Yield Fund	0.3443%	0.3443%	0.1943%	0.1443%	0.3943%
Balanced Fund	0.3968%	0.3968%	0.2468%	0.0868%	0.4568%
Value Fund	0.3158%	0.2758%	0.1658%	0.0658%	0.3758%
Enhanced Index Value Fund	0.3085%	0.3085%	0.1585%	0.0585%	0.3685%
Enhanced Index Value Fund II	0.3085%	0.3085%	0.1585%	0.0585%	0.3685%
Enhanced Index Core Equity Fund	0.2663%	0.2663%	0.1163%	0.0663%	0.3163%
Main Street Fund	0.3100%	0.3100%	0.1600%	0.1100%	0.3600%
Capital Appreciation Fund	0.3000%	0.3000%	0.1500%	0.1000%	0.3500%
Core Growth Fund	0.3571%	0.3571%	0.2071%	0.1571%	0.4071%
Enhanced Index Growth Fund	0.2144%	0.2144%	0.0644%	0.0144%	0.2644%
Mid-Cap Value Fund	0.3000%	0.3000%	0.1500%	0.0500%	0.4500%
Small Capitalization Value Fund	0.3150%	0.3150%	0.1650%	0.1150%	0.3650%
Small Company Opportunities Fund	0.2971%	0.2971%	0.1971%	0.0971%	0.3971%
Global Fund	0.3600%	0.3600%	0.2100%	0.1800%	0.4100%
International Equity Fund	0.3192%	0.3192%	0.1692%	0.1392%	0.3692%
Focused International Fund	0.3000%	0.3000%	0.1500%	0.0500%	0.4500%

Distribution and Service Fees
   MML Distributors, LLC (the "Distributor") acts as distributor to each Fund. Pursuant to separate 12b-1 Plans adopted by the Funds, Class A shares of each fund pay a fee of 0.25% of the average daily net asset value of the Fund to: (i) the Distributor for services provided and expenses incurred by its connection with the distribution of Class A shares of the Fund; and (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class A shareholders. Pursuant to separate 12b-1 Plans adopted by the Funds, Class N shares of each fund pay a fee of 0.50% of the average daily net asset value of the Fund as follows: 0.25% of the average daily net asset value of the Fund to the Distributor for services provided and expenses incurred

Notes to Financial Statements (Unaudited) (Continued)

by its connection with the distribution of Class N shares of the Fund; and 0.25% of the average daily net asset value of the Fund to MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class N shareholders. The Distribution fee may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class A or Class N shares of the Fund. The Servicing Fee may be spent by MassMutual on personal services rendered to Class A or Class N shareholders of a Fund and/or maintenance of Class A or Class N shareholder accounts. The Distributor is a majority owned subsidiary of MassMutual. In addition, OppenheimerFunds Distributor, Inc. (the "Sub-Distributor") acts as sub-distributor to each Fund. The Sub-Distributor is an affiliate of the Distributor and an indirect majority owned subsidiary of MassMutual.

Expense Caps and Waivers	MassMutual agreed to cap the fees and expenses of the following Funds through February 28, 2007, as follows:

	Class A	Class L	Class Y	Class S	Class N
Money Market Fund	0.77%	0.52%	0.55%	0.45%	N/A
Short-Duration Bond Fund	0.92%	0.67%	0.59%	0.54%	1.22%
Inflation-Protected Bond Fund*	1.08%	0.83%	0.68%	0.58%	1.38%
Core Bond Fund	0.96%	0.71%	0.64%	0.59%	1.28%
Diversified Bond Fund	0.99%	0.75%	0.74%	0.69%	1.29%
Strategic Income Fund	1.16%	0.89%	0.76%	0.71%	1.38%
High Yield Fund*	1.15%	0.90%	0.75%	0.70%	1.45%
Balanced Fund	1.16%	0.91%	0.76%	0.60%	1.47%
Value Fund*	1.09%	0.80%	0.69%	0.59%	1.40%
Enhanced Index Value Fund	1.09%	0.84%	0.69%	0.59%	1.40%
Enhanced Index Value Fund II	1.09%	0.84%	0.69%	0.59%	1.40%
Enhanced Index Core Equity Fund	1.09%	0.84%	0.69%	0.59%	1.40%
Main Street Fund	1.23%	0.93%	0.83%	0.60%	1.53%
Capital Appreciation Fund	1.09%	0.97%	0.82%	0.71%	1.46%
Core Growth Fund	1.20%	0.95%	0.80%	0.75%	1.50%
Enhanced Index Growth Fund	1.09%	0.84%	0.69%	0.59%	1.40%
Mid-Cap Value Fund	1.40%	1.15%	1.00%	0.93%	1.70%
Small Capitalization Value Fund	1.30%	1.05%	0.90%	0.85%	1.60%
Small Company Opportunities Fund	1.14%	0.89%	0.79%	0.69%	1.49%
Global Fund	1.43%	1.14%	1.03%	0.89%	1.52%
International Equity Fund	1.52%	1.27%	1.12%	1.09%	1.82%
Focused International Fund	1.58%	1.33%	1.18%	1.15%	1.88%

*   Expense Caps in effect through March 1, 2006.

For the Money Market Fund, MassMutual has agreed to voluntarily waive some or all of its fees and, if necessary, a portion of its management fees, to allow each class of the Fund to maintain a 7-day yield of at least approximately 0.10%. Payments made to intermediaries will be unaffected. MassMutual may amend or discontinue this waiver at any time without advance notice.
Effective March 1, 2006, MassMutual agreed to voluntarily waive, through February 28, 2007, Administration fees for Classes A, L and N, as follows: 0.18% for the Money Market Fund, 0.07% for the Short-Duration Bond Fund, 0.08% for the Core Bond Fund, and 0.15% for the Diversified Bond Fund.
Effective October 29, 2004, MassMutual agreed to voluntarily waive, through March 1, 2006, expenses for the Enhanced Index Core Equity Fund and the Enhanced Index Growth Fund, as follows: 0.06% for Class A, Class L and Class Y, 0.11% for Class S and 0.05% for Class N.

Notes to Financial Statements (Unaudited) (Continued)

Other	Certain officers and trustees of the Funds are also officers of MassMutual. The compensation of each trustee who is not an officer of MassMutual is borne by the Funds.
The following table shows certain concentrations of principal shareholders of each Fund with record or beneficial ownership as of April 30, 2006. Investment activities of these shareholders could have a material effect on the respective Fund.

Fund	Shareholders Holding in Excess of 10% of Fund's Outstanding Shares ("Principal Shareholders")	Total % owned by Principal Shareholders	Total Ownership by Related Parties
Money Market Fund	4	86.5%	92.7%
Short-Duration Bond Fund	4	57.9%	98.5%
Inflation-Protected Bond Fund	3	65.6%	98.0%
Core Bond Fund	4	73.2%	95.8%
Diversified Bond Fund	3	35.9%	98.1%
Strategic Income Fund	3	84.2%	98.7%
High Yield Fund	3	75.3%	93.9%
Balanced Fund	1	93.5%	99.1%
Value Fund	2	80.9%	98.8%
Enhanced Index Value Fund	2	89.7%	98.2%
Enhanced Index Value Fund II	1	77.1%	100.0%
Enhanced Index Core Equity Fund	1	79.5%	97.9%
Main Street Fund	2	96.8%	98.8%
Capital Appreciation Fund	2	91.1%	97.3%
Core Growth Fund	3	56.4%	99.0%
Enhanced Index Growth Fund	2	89.2%	95.2%
Mid-Cap Value Fund	1	95.9%	100.0%
Small Capitalization Value Fund	2	84.4%	96.6%
Small Company Opportunities Fund	2	72.9%	94.6%
Global Fund	2	96.7%	99.0%
International Equity Fund	1	67.4%	98.1%
Focused International Fund	2	92.8%	100.0%

Notes to Financial Statements (Unaudited) (Continued)

4. Purchases and Sales of Investments	Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the six months ended April 30, 2006, were as follows:

		Long-Term U.S. Government Securities	Other Long-Term Securities
Purchases	Short-Duration Bond Fund	$216,144,879	$10,654,050
	Inflation-Protected Bond Fund	60,960,592	-
	Core Bond Fund	1,524,220,736	56,409,787
	Diversified Bond Fund	343,703,720	25,201,663
	Strategic Income Fund	100,084,757	102,966,609
	High Yield Fund	-	37,084,190
	Balanced Fund	59,863,326	90,492,699
	Value Fund	-	499,328,254
	Enhanced Index Value Fund	-	55,333,431
	Enhanced Index Value Fund II	-	97,007,307
	Enhanced Index Core Equity Fund	-	22,546,403
	Main Street Fund	-	141,900,604
	Capital Appreciation Fund	-	290,949,024
	Core Growth Fund	-	90,316,294
	Enhanced Index Growth Fund	-	22,332,149
	Mid-Cap Value Fund	-	15,744,692
	Small Capitalization Value Fund	-	14,300,191
	Small Company Opportunities Fund	-	94,496,876
	Global Fund	-	112,459,343
	International Equity Fund	-	135,512,819
	Focused International Fund	-	9,645,201
Sales	Short-Duration Bond Fund	$251,160,683	$34,315,794
	Inflation-Protected Bond Fund	646,229	-
	Core Bond Fund	1,402,814,183	190,678,561
	Diversified Bond Fund	274,863,672	30,099,934
	Strategic Income Fund	98,935,900	94,996,959
	High Yield Fund	-	29,369,887
	Balanced Fund	51,207,509	118,808,845
	Value Fund	-	585,236,637
	Enhanced Index Value Fund	-	50,070,500
	Enhanced Index Value Fund II	-	115,131,607
	Enhanced Index Core Equity Fund	-	22,271,289
	Main Street Fund	-	158,618,734
	Capital Appreciation Fund	-	254,261,669
	Core Growth Fund	-	89,942,946
	Enhanced Index Growth Fund	-	19,129,252
	Mid-Cap Value Fund	-	5,958,902
	Small Capitalization Value Fund	-	19,651,877
	Small Company Opportunities Fund	-	233,206,244
	Global Fund	-	75,986,477
	International Equity Fund	-	176,180,060
	Focused International Fund	-	3,981,427

Notes to Financial Statements (Unaudited) (Continued)

5. Capital Share Transactions	The Funds are authorized to issue an unlimited number of shares, with no par value in each class of shares. Changes in shares outstanding for each Fund are as follows:

	Class A
	Six months ended April 30, 2006		Year ended October 31, 2005
	Shares	Amount	Shares	Amount
Money Market Fund
Sold	1,006,290,721	$1,006,290,721	1,694,166,064	$1,694,166,064
Issued as reinvestment of dividends	1,830,449	1,830,449	2,032,659	2,032,658
Redeemed	(997,590,453)	(997,590,453)	(1,688,295,110)	(1,688,295,110)
Net increase (decrease)	10,530,717	$10,530,717	7,903,613	$7,903,612
Short-Duration Bond Fund
Sold	1,386,184	$13,949,389	2,358,457	$24,050,638
Issued as reinvestment of dividends	263,634	2,607,347	222,196	2,244,183
Redeemed	(1,126,003)	(11,239,864)	(1,912,984)	(19,531,145)
Net increase (decrease)	523,815	$5,316,872	667,669	$6,763,676
Inflation-Protected Bond Fund
Sold	681,315	$6,936,131	1,210,290	$12,721,929
Issued as reinvestment of dividends	84,103	848,598	17,180	179,194
Redeemed	(293,093)	(2,988,506)	(126,470)	(1,334,831)
Net increase (decrease)	472,325	$4,796,223	1,101,000	$11,566,292
Core Bond Fund
Sold	3,444,010	$36,717,083	7,126,929	$77,604,138
Issued as reinvestment of dividends	953,804	10,072,166	134,906	1,454,243
Redeemed	(4,896,220)	(52,133,036)	(6,098,706)	(66,428,092)
Net increase (decrease)	(498,406)	$(5,343,787)	1,163,129	$12,630,289
Diversified Bond Fund
Sold	444,172	$4,703,372	1,929,972	$20,783,847
Issued as reinvestment of dividends	118,661	1,245,943	87,899	937,883
Redeemed	(955,575)	(10,138,488)	(812,713)	(8,794,884)
Net increase (decrease)	(392,742)	$(4,189,173)	1,205,158	$12,926,846
Strategic Income Fund*
Sold	720,767	$7,175,645	573,989	$5,748,290
Issued as reinvestment of dividends	27,314	266,586	-	-
Redeemed	(137,819)	(1,369,606)	(85,677)	(859,110)
Net increase (decrease)	610,262	$6,072,625	488,312	$4,889,180
High Yield Fund
Sold	530,729	$5,507,481	587,178	$6,213,636
Issued as reinvestment of dividends	48,857	490,043	33	350
Redeemed	(94,215)	(970,153)	(55,322)	(587,427)
Net increase (decrease)	485,371	$5,027,371	531,889	$5,626,559
Balanced Fund
Sold	153,361	$1,482,236	172,957	$1,620,791
Issued as reinvestment of dividends	17,898	170,929	15,945	149,248
Redeemed	(150,043)	(1,455,517)	(189,956)	(1,776,988)
Net increase (decrease)	21,216	$197,648	(1,054)	$(6,949)

Notes to Financial Statements (Unaudited) (Continued)

	Class A
	Six months ended April 30, 2006		Year ended October 31, 2005
	Shares	Amount	Shares	Amount
Value Fund
Sold	387,283	$6,669,087	395,215	$6,659,095
Issued - Merger	-	-	707,765	11,232,232
Issued as reinvestment of dividends	18,609	315,421	3,621	61,451
Redeemed	(174,535)	(3,007,659)	(159,241)	(2,687,222)
Net increase (decrease)	231,357	$3,976,849	947,360	$15,265,556
Enhanced Index Value Fund
Sold	333,870	$4,215,793	124,743	$1,470,236
Issued as reinvestment of dividends	35,993	418,231	2	16
Redeemed	(149,891)	(1,821,258)	(1,009)	(12,000)
Net increase (decrease)	219,972	$2,812,766	123,736	$1,458,252
Enhanced Index Value Fund II
Sold	74,475	$758,361	79,473	$876,926
Issued as reinvestment of dividends	82,738	811,658	3,558	38,786
Redeemed	(86,056)	(904,437)	(85,600)	(955,082)
Net increase (decrease)	71,157	$665,582	(2,569)	$(39,370)
Enhanced Index Core Equity Fund
Sold	70,886	$815,065	32,094	$333,822
Issued as reinvestment of dividends	230	2,571	-	-
Redeemed	(7,751)	(88,882)	(283)	(3,039)
Net increase (decrease)	63,365	$728,754	31,811	$330,783
Main Street Fund*
Sold	635,007	$6,806,139	495,142	$4,934,809
Issued as reinvestment of dividends	5,269	55,322	-	-
Redeemed	(110,496)	(1,188,108)	(45,466)	(458,556)
Net increase (decrease)	529,780	$5,673,353	449,676	$4,476,253
Capital Appreciation Fund*
Sold	5,319,204	$57,039,783	35,283,522	$351,720,081
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(5,126,454)	(54,888,943)	(6,047,156)	(59,912,349)
Net increase (decrease)	192,750	$2,150,840	29,236,366	$291,807,732
Core Growth Fund
Sold	25,908	$243,397	12,807	$107,878
Issued as reinvestment of dividends	58	537	-	-
Redeemed	(11,804)	(111,027)	(30)	(267)
Net increase (decrease)	14,162	$132,907	12,777	$107,611
Enhanced Index Growth Fund
Sold	216,870	$1,901,999	29,771	$235,102
Issued as reinvestment of dividends	438	3,795	-	-
Redeemed	(115,496)	(1,016,529)	(2,397)	(19,984)
Net increase (decrease)	101,812	$889,265	27,374	$215,118
Mid-Cap Value Fund**
Sold	10,708	$107,643	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	-	(4)	-	-
Net increase (decrease)	10,708	$107,639	-	$-
Small Capitalization Value Fund
Sold	264,376	$4,080,597	223,891	$3,288,541
Issued as reinvestment of dividends	11,879	172,250	-	-
Redeemed	(233,069)	(3,696,834)	(38,734)	(571,587)
Net increase (decrease)	43,186	$556,013	185,157	$2,716,954
Small Company Opportunities Fund
Sold	3,230,730	$55,440,422	7,228,440	$46,423,492
Issued - Merger	-	-	562,186	8,876,919
Issued as reinvestment of dividends	1,924,038	31,053,975	7,186	126,181
Redeemed	(10,090,130)	(173,471,300)	(12,017,632)	(202,285,651)
Net increase (decrease)	(4,935,362)	$(86,976,903)	(4,219,820)	$(146,859,059)

Notes to Financial Statements (Unaudited) (Continued)

	Class A
	Six months ended April 30, 2006		Year ended October 31, 2005
	Shares	Amount	Shares	Amount
Global Fund*
Sold	1,528,309	$17,645,398	746,256	$7,605,481
Issued as reinvestment of dividends	8,320	94,103	-	-
Redeemed	(448,248)	(5,302,660)	(128,080)	(1,288,411)
Net increase (decrease)	1,088,381	$12,436,841	618,176	$6,317,070
International Equity Fund
Sold	1,596,613	$20,807,841	1,666,395	$18,491,029 †
Issued as reinvestment of dividends	36,395	453,478	-	-
Redeemed	(1,067,175)	(13,574,162)	(1,715,391)	(18,617,000)
Net increase (decrease)	565,833	$7,687,157	(48,996)	$(125,971)
Focused International Fund**
Sold	66,840	$775,883	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(508)	(6,139)	-	-
Net increase (decrease)	66,332	$769,744	-	$-
	Class L
	Six months ended April 30, 2006		Year ended October 31, 2005
	Shares	Amount	Shares	Amount
Money Market Fund
Sold	226,072,727	$226,072,727	457,440,324	$457,440,324
Issued as reinvestment of dividends	1,259,952	1,259,952	1,509,856	1,509,861
Redeemed	(220,614,034)	(220,614,034)	(456,832,940)	(456,832,940)
Net increase (decrease)	6,718,645	$6,718,645	2,117,240	$2,117,245
Short-Duration Bond Fund
Sold	1,288,912	$12,973,114	3,783,860	$38,939,761
Issued as reinvestment of dividends	800,680	7,926,728	801,083	8,090,941
Redeemed	(1,426,137)	(14,252,802)	(3,972,903)	(40,489,283)
Net increase (decrease)	663,455	$6,647,040	612,040	$6,541,419
Inflation-Protected Bond Fund
Sold	218,842	$2,225,545	302,378	$3,217,547
Issued as reinvestment of dividends	25,953	263,691	11,158	117,048
Redeemed	(184,906)	(1,845,327)	(40,042)	(425,996)
Net increase (decrease)	59,889	$643,909	273,494	$2,908,599
Core Bond Fund
Sold	8,001,667	$85,100,582	10,624,418	$116,381,306
Issued as reinvestment of dividends	1,663,256	17,647,143	264,187	2,861,146
Redeemed	(6,311,320)	(67,140,510)	(12,769,546)	(139,397,056)
Net increase (decrease)	3,353,603	$35,607,215	(1,880,941)	$(20,154,604)
Diversified Bond Fund
Sold	5,769,143	$59,918,030	5,547,833	$59,976,686
Issued as reinvestment of dividends	522,889	5,453,736	462,657	4,904,168
Redeemed	(1,995,401)	(20,974,156)	(3,668,531)	(39,480,329)
Net increase (decrease)	4,296,631	$44,397,610	2,341,959	$25,400,525
Strategic Income Fund*
Sold	3,168,233	$31,651,508	29,458,500	$294,586,611
Issued as reinvestment of dividends	925,894	9,083,027	-	-
Redeemed	(4,236,775)	(42,406,552)	(5,454,056)	(54,564,528)
Net increase (decrease)	(142,648)	$(1,672,017)	24,004,444	$240,022,083
High Yield Fund
Sold	140,964	$1,467,741	37,727	$397,216
Issued as reinvestment of dividends	5,682	57,107	-	1
Redeemed	(26,164)	(271,222)	(3,087)	(33,021)
Net increase (decrease)	120,482	$1,253,626	34,640	$364,196

Notes to Financial Statements (Unaudited) (Continued)

	Class L
	Six months ended April 30, 2006		Year ended October 31, 2005
	Shares	Amount	Shares	Amount
Balanced Fund
Sold	17,913	$175,641	25,556	$241,463
Issued as reinvestment of dividends	4,929	47,560	5,808	54,831
Redeemed	(43,678)	(428,264)	(112,225)	(1,060,019)
Net increase (decrease)	(20,836)	$(205,063)	(80,861)	$(763,725)
Value Fund
Sold	380,766	$6,580,866	1,373,834	$23,146,410
Issued - Merger	-	-	3,026,051	48,023,425
Issued as reinvestment of dividends	143,659	2,437,891	42,072	713,963
Redeemed	(2,299,754)	(39,818,794)	(1,698,443)	(121,236,498)
Net increase (decrease)	(1,775,329)	$(30,800,037)	2,743,514	$(49,352,700)
Enhanced Index Value Fund
Sold	145,508	$1,777,393	191,491	$2,188,134
Issued as reinvestment of dividends	15,551	181,329	1,740	20,462
Redeemed	(30,583)	(376,809)	(13,644)	(163,554)
Net increase (decrease)	130,476	$1,581,913	179,587	$2,045,042
Enhanced Index Value Fund II
Sold	4,024	$41,731	21,950	$239,777
Issued as reinvestment of dividends	363,997	3,567,168	15,495	168,899
Redeemed	(12,235)	(130,755)	(47,139)	(517,691)
Net increase (decrease)	355,786	$3,478,144	(9,694)	$(109,015)
Enhanced Index Core Equity Fund
Sold	2,282	$25,907	66,550	$685,156
Issued as reinvestment of dividends	614	6,867	-	1
Redeemed	-	-	-	-
Net increase (decrease)	2,896	$32,774	66,550	$685,157
Main Street Fund*
Sold	877,000	$9,470,932	11,924,436	$119,142,819
Issued as reinvestment of dividends	103,322	1,087,984	-	-
Redeemed	(1,256,728)	(13,502,062)	(2,141,327)	(21,287,058)
Net increase (decrease)	(276,406)	$(2,943,146)	9,783,109	$97,855,761
Capital Appreciation Fund*
Sold	808,344	$8,545,492	1,118,078	$11,080,045
Issued as reinvestment of dividends	4,457	46,973	-	-
Redeemed	(176,306)	(1,895,407)	(114,580)	(1,143,945)
Net increase (decrease)	636,495	$6,697,058	1,003,498	$9,936,100
Core Growth Fund
Sold	226	$2,133	11,931	$100,100
Issued as reinvestment of dividends	-	-	-	-
Redeemed	-	-	-	-
Net increase (decrease)	226	$2,133	11,931	$100,100
Enhanced Index Growth Fund
Sold	104,688	$926,599	13,085	$100,100
Issued as reinvestment of dividends	-	-	-	1
Redeemed	(1,862)	(16,561)	-	-
Net increase (decrease)	102,826	$910,038	13,085	$100,101
Mid-Cap Value Fund**
Sold	10,010	$100,100	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	-	-	-	-
Net increase (decrease)	10,010	$100,100	-	$-
Small Capitalization Value Fund
Sold	215,439	$3,455,714	138,550	$1,990,537
Issued as reinvestment of dividends	4,297	62,527	-	-
Redeemed	(18,521)	(296,154)	(21,483)	(322,590)
Net increase (decrease)	201,215	$3,222,087	117,067	$1,667,947

Notes to Financial Statements (Unaudited) (Continued)

	Class L
	Six months ended April 30, 2006		Year ended October 31, 2005
	Shares	Amount	Shares	Amount
Small Company Opportunities Fund
Sold	500,406	$8,536,853	1,124,181	$19,091,602
Issued - Merger			4,950,860	78,174,072
Issued as reinvestment of dividends	463,043	7,501,295	1,279	22,475
Redeemed	(1,261,387)	(21,725,798)	(818,721)	(13,926,047)
Net increase (decrease)	(297,938)	$(5,687,650)	5,257,599	$83,362,102
Global Fund*
Sold	4,342,207	$50,614,805	27,654,257	$276,908,026
Issued as reinvestment of dividends	150,876	1,713,956	-	-
Redeemed	(3,552,030)	(41,375,320)	(4,504,230)	(44,953,922)
Net increase (decrease)	941,053	$10,953,441	23,150,027	$231,954,104
International Equity Fund
Sold	941,261	$12,092,921	1,265,324	$14,235,486 †
Issued as reinvestment of dividends	184,701	2,314,307	-	-
Redeemed	(6,658,310)	(90,689,952)	(1,309,200)	(14,175,258)
Net increase (decrease)	(5,532,348)	$(76,282,724)	(43,876)	$60,228
Focused International Fund**
Sold	10,010	$100,100	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	-	-	-	-
Net increase (decrease)	10,010	$100,100	-	$-
	Class Y
	Six months ended April 30, 2006		Year ended October 31, 2005
	Shares	Amount	Shares	Amount
Money Market Fund
Sold	581,114,802	$581,114,802	1,275,358,977	$1,275,358,977
Issued as reinvestment of dividends	1,427,172	1,427,172	2,418,330	2,418,331
Redeemed	(579,786,547)	(579,786,547)	(1,324,778,253)	(1,324,778,253)
Net increase (decrease)	2,755,427	$2,755,427	(47,000,946)	$(47,000,945)
Short-Duration Bond Fund
Sold	1,382,376	$13,981,264	3,622,133	$36,998,228
Issued as reinvestment of dividends	298,488	2,963,980	200,954	2,037,675
Redeemed	(807,541)	(8,101,294)	(1,860,711)	(19,074,202)
Net increase (decrease)	873,323	$8,843,950	1,962,376	$19,961,701
Inflation-Protected Bond Fund
Sold	1,693,317	$17,641,670	3,530,288	$37,343,495
Issued as reinvestment of dividends	459,012	4,668,145	184,358	1,935,765
Redeemed	(1,270,891)	(12,892,498)	(2,451,375)	(26,244,563)
Net increase (decrease)	881,438	$9,417,317	1,263,271	$13,034,697
Core Bond Fund
Sold	2,997,139	$32,264,442	9,934,273	$108,727,872
Issued as reinvestment of dividends	879,008	9,352,639	127,959	1,389,657
Redeemed	(3,472,179)	(37,551,966)	(8,826,841)	(97,032,720)
Net increase (decrease)	403,968	$4,065,115	1,235,391	$13,084,809
Diversified Bond Fund
Sold	81,713	$863,842	452,065	$4,922,963
Issued as reinvestment of dividends	38,342	401,819	31,380	334,191
Redeemed	(154,189)	(1,624,727)	(175,635)	(1,902,402)
Net increase (decrease)	(34,134)	$(359,066)	307,810	$3,354,752
Strategic Income Fund*
Sold	12,412	$124,106	1,195,145	$11,826,741
Issued as reinvestment of dividends	47,285	463,395	-	-
Redeemed	(46,736)	(466,381)	(54,518)	(550,642)
Net increase (decrease)	12,961	$121,120	1,140,627	$11,276,099

Notes to Financial Statements (Unaudited) (Continued)

	Class Y
	Six months ended April 30, 2006		Year ended October 31, 2005
	Shares	Amount	Shares	Amount
High Yield Fund
Sold	769,480	$8,023,922	1,648,615	$17,389,638
Issued as reinvestment of dividends	439,566	4,426,432	84,009	881,214
Redeemed	(505,106)	(5,254,778)	(3,308,754)	(34,574,066)
Net increase (decrease)	703,940	$7,195,576	(1,576,130)	$(16,303,214)
Balanced Fund
Sold	12,456	$126,113	25,528	$248,906
Issued as reinvestment of dividends	4,759	47,299	4,945	48,112
Redeemed	(16,978)	(172,104)	(55,188)	(542,074)
Net increase (decrease)	237	$1,308	(24,715)	$(245,056)
Value Fund
Sold	13,884	$239,907	68,585	$1,153,660
Issued - Merger	-	-	187,772	2,979,947
Issued as reinvestment of dividends	4,150	70,426	1,078	18,288
Redeemed	(18,695)	(324,951)	(70,910)	(1,194,102)
Net increase (decrease)	(661)	$(14,618)	186,525	$2,957,793
Enhanced Index Value Fund
Sold	727,133	$8,808,435	3,470,529	$41,409,422
Issued as reinvestment of dividends	590,990	6,896,846	37,291	438,909
Redeemed	(503,235)	(6,217,874)	(600,292)	(7,242,329)
Net increase (decrease)	814,888	$9,487,407	2,907,528	$34,606,002
Enhanced Index Value Fund II
Sold	8,363	$88,387	38,686	$423,738
Issued as reinvestment of dividends	22,306	218,603	986	10,754
Redeemed	(11,165)	(119,719)	(39,916)	(439,932)
Net increase (decrease)	19,504	$187,271	(244)	$(5,440)
Enhanced Index Core Equity Fund
Sold	36,491	$418,748	94,971	$999,531
Issued as reinvestment of dividends	35,179	393,654	15,106	161,329
Redeemed	(61,353)	(707,673)	(212,516)	(2,253,281)
Net increase (decrease)	10,317	$104,729	(102,439)	$(1,092,421)
Main Street Fund*
Sold	-	$-	10,010	$100,100
Issued as reinvestment of dividends	-	1	-	-
Redeemed	-	-	-	-
Net increase (decrease)	-	$1	10,010	$100,100
Capital Appreciation Fund*
Sold	1,665,333	$17,798,160	2,743,031	$27,313,383
Issued as reinvestment of dividends	14,147	149,106	-	-
Redeemed	(163,973)	(1,750,684)	(374,806)	(3,713,841)
Net increase (decrease)	1,515,507	$16,196,582	2,368,225	$23,599,542
Core Growth Fund
Sold	-	$-	11,931	$100,100
Issued as reinvestment of dividends	-	-	-	-
Redeemed	-	-	-	-
Net increase (decrease)	-	$-	11,931	$100,100
Enhanced Index Growth Fund
Sold	437,877	$3,861,756	1,355,419	$11,013,896
Issued as reinvestment of dividends	16,646	144,649	14,384	117,661
Redeemed	(205,973)	(1,796,418)	(125,468)	(1,033,855)
Net increase (decrease)	248,550	$2,209,987	1,244,335	$10,097,702
Mid-Cap Value Fund**
Sold	10,010	$100,100	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	-	-	-	-
Net increase (decrease)	10,010	$100,100	-	$-

Notes to Financial Statements (Unaudited) (Continued)

	Class Y
	Six months ended April 30, 2006		Year ended October 31, 2005
	Shares	Amount	Shares	Amount
Small Capitalization Value Fund
Sold	77,936	$1,203,758	44,161	$643,218
Issued as reinvestment of dividends	1,309	19,091	-	-
Redeemed	(1,862)	(29,862)	(749)	(11,075)
Net increase (decrease)	77,383	$1,192,987	43,412	$632,143
Small Company Opportunities Fund
Sold	70,896	$1,219,414	355,179	$5,961,581
Issued - Merger	-	-	792,067	12,506,732
Issued as reinvestment of dividends	66,627	1,080,685	194	3,414
Redeemed	(248,050)	(4,295,665)	(279,889)	(4,753,723)
Net increase (decrease)	(110,527)	$(1,995,566)	867,551	$13,718,004
Global Fund*
Sold	78,992	$913,758	307,780	$3,151,371
Issued as reinvestment of dividends	2,492	28,261	-	-
Redeemed	(39,379)	(445,463)	(15,661)	(158,983)
Net increase (decrease)	42,105	$496,556	292,119	$2,992,388
International Equity Fund
Sold	745,336	$9,835,107	2,596,406	$28,426,834 †
Issued as reinvestment of dividends	52,384	661,608	2,013	22,285
Redeemed	(933,489)	(12,100,968)	(1,584,906)	(17,541,409)
Net increase (decrease)	(135,769)	$(1,604,253)	1,013,513	$10,907,710
Focused International Fund**
Sold	10,010	$100,100	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	-	-	-	-
Net increase (decrease)	10,010	$100,100	-	$-
	Class S
	Six months ended April 30, 2006		Year ended October 31, 2005
	Shares	Amount	Shares	Amount
Money Market Fund
Sold	384,961,674	$384,961,674	702,064,426	$702,064,424
Issued as reinvestment of dividends	4,116,812	4,116,812	5,714,285	5,714,293
Redeemed	(380,734,404)	(380,734,404)	(749,462,440)	(749,462,439)
Net increase (decrease)	8,344,082	$8,344,082	(41,683,729)	$(41,683,722)
Short-Duration Bond Fund
Sold	4,115,447	$42,032,639	7,139,563	$73,755,460
Issued as reinvestment of dividends	717,579	7,168,614	534,732	5,448,928
Redeemed	(1,547,867)	(15,680,578)	(4,550,999)	(47,011,285)
Net increase (decrease)	3,285,159	$33,520,675	3,123,296	$32,193,103
Inflation-Protected Bond Fund
Sold	5,189,676	$53,893,001	6,663,659	$71,078,614
Issued as reinvestment of dividends	836,641	8,517,001	234,176	2,461,186
Redeemed	(325,575)	(3,355,752)	(1,458,342)	(15,546,902)
Net increase (decrease)	5,700,742	$59,054,250	5,439,493	$57,992,898
Core Bond Fund
Sold	14,778,960	$160,362,748	23,586,329	$260,706,065
Issued as reinvestment of dividends	3,690,698	39,453,555	521,705	5,691,834
Redeemed	(12,853,429)	(138,575,058)	(19,945,790)	(220,632,120)
Net increase (decrease)	5,616,229	$61,241,245	4,162,244	$45,765,779
Diversified Bond Fund
Sold	3,400,354	$36,208,143	6,262,034	$68,189,680
Issued as reinvestment of dividends	533,991	5,612,248	297,057	3,172,572
Redeemed	(314,466)	(3,335,234)	(1,302,445)	(14,122,812)
Net increase (decrease)	3,619,879	$38,485,157	5,256,646	$57,239,440

Notes to Financial Statements (Unaudited) (Continued)

	Class S
	Six months ended April 30, 2006		Year ended October 31, 2005
	Shares	Amount	Shares	Amount
Strategic Income Fund*
Sold	-	$-	10,010	$100,100
Issued as reinvestment of dividends	-	-	-	-
Redeemed	-	-	-	-
Net increase (decrease)	-	$-	10,010	$100,100
High Yield Fund
Sold	212,630	$2,204,440	2,593,670	$27,073,569
Issued as reinvestment of dividends	177,290	1,783,537	3,721	39,068
Redeemed	(95,658)	(990,345)	(288,619)	(3,038,933)
Net increase (decrease)	294,262	$2,997,632	2,308,772	$24,073,704
Balanced Fund
Sold	2,070,289	$20,284,995	4,500,322	$42,592,993
Issued as reinvestment of dividends	639,856	6,174,607	670,094	6,332,386
Redeemed	(4,887,593)	(47,936,770)	(9,420,314)	(89,430,175)
Net increase (decrease)	(2,177,448)	$(21,477,168)	(4,249,898)	$(40,504,796)
Value Fund
Sold	139,205	$2,395,721	922,377	$15,568,129
Issued - Merger	-	-	26,798,217	425,287,692
Issued as reinvestment of dividends	537,207	9,111,035	155,895	2,645,547
Redeemed	(2,909,987)	(50,294,711)	(4,548,011)	(76,520,874)
Net increase (decrease)	(2,233,575)	$(38,787,955)	23,328,478	$366,980,494
Enhanced Index Value Fund
Sold	-	$-	9,133	$100,100
Issued as reinvestment of dividends	1	10	-	1
Redeemed	-	-	-	-
Net increase (decrease)	1	$10	9,133	$100,101
Enhanced Index Value Fund II
Sold	74,898	$772,890	466,439	$5,096,179
Issued as reinvestment of dividends	2,751,011	26,959,909	140,364	1,529,964
Redeemed	(1,748,894)	(18,342,472)	(2,573,365)	(28,392,502)
Net increase (decrease)	1,077,015	$9,390,327	(1,966,562)	$(21,766,359)
Enhanced Index Core Equity Fund
Sold	-	$-	12,959	$130,100
Issued as reinvestment of dividends	-	1	-	1
Redeemed	-	-	(2,899)	(30,493)
Net increase (decrease)	-	$1	10,060	$99,608
Main Street Fund*
Sold	2,318,353	$25,052,449	30,087,528	$300,840,622
Issued as reinvestment of dividends	283,222	2,985,155	-	-
Redeemed	(3,938,209)	(42,613,930)	(7,597,704)	(75,536,959)
Net increase (decrease)	(1,336,634)	$(14,576,326)	22,489,824	$225,303,663
Capital Appreciation Fund*
Sold	5,013,295	$53,901,682	58,461,658	$583,434,721
Issued as reinvestment of dividends	172,557	1,822,199	-	-
Redeemed	(4,745,260)	(50,999,371)	(10,367,563)	(102,049,430)
Net increase (decrease)	440,592	$4,724,510	48,094,095	$481,385,291
Core Growth Fund
Sold	384,588	$3,629,705	702,784	$6,171,539
Issued as reinvestment of dividends	52,877	494,400	41,637	362,242
Redeemed	(351,446)	(3,331,910)	(638,589)	(5,530,103)
Net increase (decrease)	86,019	$792,195	105,832	$1,003,678
Enhanced Index Growth Fund
Sold	-	$-	13,085	$100,100
Issued as reinvestment of dividends	-	-	-	1
Redeemed	-	-	-	-
Net increase (decrease)	-	$-	13,085	$100,101

Notes to Financial Statements (Unaudited) (Continued)

	Class S
	Six months ended April 30, 2006		Year ended October 31, 2005
	Shares	Amount	Shares	Amount
Mid-Cap Value Fund**
Sold	960,010	$9,600,100	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	-	-	-	-
Net increase (decrease)	960,010	$9,600,100	-	$-
Small Capitalization Value Fund
Sold	901,934	$14,294,816	2,134,940	$31,342,803
Issued as reinvestment of dividends	233,339	3,404,419	-	-
Redeemed	(1,307,158)	(20,454,089)	(2,662,432)	(39,297,856)
Net increase (decrease)	(171,885)	$(2,754,854)	(527,492)	$(7,955,053)
Small Company Opportunities Fund
Sold	2,391,547	$41,179,655	9,120,870	$151,556,598
Issued - Merger	-	-	22,220,065	350,854,833
Issued as reinvestment of dividends	1,856,345	30,147,036	6,204	109,065
Redeemed	(4,544,317)	(78,028,197)	(9,580,728)	(162,421,185)
Net increase (decrease)	(296,425)	$(6,701,506)	21,766,411	$340,099,311
Global Fund*
Sold	7,020,747	$81,869,866	44,356,652	$444,478,969
Issued as reinvestment of dividends	278,811	3,170,084	-	-
Redeemed	(5,785,836)	(67,415,531)	(9,313,756)	(92,835,557)
Net increase (decrease)	1,513,722	$17,624,419	35,042,896	$351,643,412
International Equity Fund
Sold	10,711,796	$141,751,152	14,777,400	$166,043,647 †
Issued as reinvestment of dividends	565,925	7,164,613	24,143	267,749
Redeemed	(8,919,843)	(117,201,049)	(16,954,242)	(187,944,565)
Net increase (decrease)	2,357,878	$31,714,716	(2,152,699)	$(21,633,169)
Focused International Fund**
Sold	460,010	$4,600,100	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	-	-	-	-
Net increase (decrease)	460,010	$4,600,100	-	$-
	Class N
	Six months ended April 30, 2006		Year ended October 31, 2005
	Shares	Amount	Shares	Amount
Short-Duration Bond Fund
Sold	-	$-	11	$115
Issued as reinvestment of dividends	4	40	4	36
Redeemed	(11)	(115)	-	(1)
Net increase (decrease)	(7)	$(75)	15	$150
Inflation-Protected Bond Fund
Sold	14	$146	1,120	$11,739
Issued as reinvestment of dividends	32	321	1	11
Redeemed	-	-	(510)	(5,429)
Net increase (decrease)	46	$467	611	$6,321
Core Bond Fund
Sold	12,156	$129,328	36,337	$391,999
Issued as reinvestment of dividends	5,394	56,422	673	7,198
Redeemed	(16,122)	(168,556)	(12,440)	(134,583)
Net increase (decrease)	1,428	$17,194	24,570	$264,614
Diversified Bond Fund
Sold	13,162	$137,995	120,842	$1,290,243
Issued as reinvestment of dividends	3,778	39,330	52	557
Redeemed	(11,071)	(116,250)	(15,631)	(167,540)
Net increase (decrease)	5,869	$61,075	105,263	$1,123,260

Notes to Financial Statements (Unaudited) (Continued)

	Class N
	Six months ended April 30, 2006		Year ended October 31, 2005
	Shares	Amount	Shares	Amount
Strategic Income Fund*
Sold	7,252	$71,886	10,053	$100,534
Issued as reinvestment of dividends	2	18	-	-
Redeemed	(122)	(1,211)	-	-
Net increase (decrease)	7,132	$70,693	10,053	$100,534
High Yield Fund
Sold	4,087	$41,593	10,756	$111,844
Issued as reinvestment of dividends	42	425	-	1
Redeemed	-	-	(510)	(5,437)
Net increase (decrease)	4,129	$42,018	10,246	$106,408
Balanced Fund
Sold	141	$1,344	903	$8,394
Issued as reinvestment of dividends	592	5,616	397	3,695
Redeemed	(31,775)	(301,225)	(17,370)	(161,363)
Net increase (decrease)	(31,042)	$(294,265)	(16,070)	$(149,274)
Value Fund
Sold	514	$8,685	127	$2,148
Issued - Merger	-	-	14,354	227,797
Issued as reinvestment of dividends	98	1,667	26	445
Redeemed	(6,831)	(115,578)	(3,660)	(61,525)
Net increase (decrease)	(6,219)	$(105,226)	10,847	$168,865
Enhanced Index Value Fund
Sold	-	$-	9,133	$100,100
Issued as reinvestment of dividends	1	9	-	1
Redeemed	-	-	-	-
Net increase (decrease)	1	$9	9,133	$100,101
Enhanced Index Value Fund II
Sold	6	$72	64	$704
Issued as reinvestment of dividends	805	7,894	29	318
Redeemed	(4,854)	(47,477)	(2,114)	(22,622)
Net increase (decrease)	(4,043)	$(39,511)	(2,021)	$(21,600)
Enhanced Index Core Equity Fund
Sold	-	$-	10,060	$100,100
Issued as reinvestment of dividends	-	1	-	-
Redeemed	-	-	-	-
Net increase (decrease)	-	$1	10,060	$100,100
Main Street Fund*
Sold	-	$-	10,010	$100,100
Issued as reinvestment of dividends	-	1	-	-
Redeemed	-	-	-	-
Net increase (decrease)	-	$1	10,010	$100,100
Capital Appreciation Fund*
Sold	34,438	$369,872	52,701	$516,024
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(5,810)	(61,999)	(10,235)	(100,339)
Net increase (decrease)	28,628	$307,873	42,466	$415,685
Core Growth Fund
Sold	19	$182	11,931	$100,100
Issued as reinvestment of dividends	-	-	-	-
Redeemed	-	-	-	-
Net increase (decrease)	19	$182	11,931	$100,100
Enhanced Index Growth Fund
Sold	-	$-	13,085	$100,100
Issued as reinvestment of dividends	-	-	-	-
Redeemed	-	-	-	-
Net increase (decrease)	-	$-	13,085	$100,100

Notes to Financial Statements (Unaudited) (Continued)

	Class N
	Six months ended April 30, 2006		Year ended October 31, 2005
	Shares	Amount	Shares	Amount
Mid-Cap Value Fund**
Sold	10,010	$100,100	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	-	-	-	-
Net increase (decrease)	10,010	$100,100	-	$-
Small Capitalization Value Fund
Sold	1	$10	7,693	$107,705
Issued as reinvestment of dividends	1	20	-	-
Redeemed	-	-	(486)	(7,319)
Net increase (decrease)	2	$30	7,207	$100,386
Small Company Opportunities Fund
Sold	-	$5	5	$80
Issued - Merger	-	-	8,314	131,280
Issued as reinvestment of dividends	4	66	-	-
Redeemed	(2)	(42)	-	(3)
Net increase (decrease)	2	$29	8,319	$131,357
Global Fund*
Sold	5,862	$69,143	33,337	$321,262
Issued as reinvestment of dividends	25	288	-	-
Redeemed	(425)	(4,959)	(5,798)	(55,910)
Net increase (decrease)	5,462	$64,472	27,539	$265,352
International Equity Fund
Sold	4	$52	29	$613 †
Issued as reinvestment of dividends	1	11	-	-
Redeemed	(34)	(413)	-	(2)
Net increase (decrease)	(29)	$(350)	29	$611
Focused International Fund**
Sold	10,010	$100,100	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	-	-	-	-
Net increase (decrease)	10,010	$100,100	-	$-

*  Fund commenced operations on December 31, 2004.

**  Fund commenced operations on December 1, 2005.

†  Reflects a voluntary contribution of $1.5 million made by MassMutual in connection with the level of services provided by MassMutual under the Administrative and Shareholder Services Agreement between MassMutual and the Fund.

Redemptions or exchanges of Class N shares made within eighteen months of purchase are subject to a contingent deferred sales charge of 1% of the amount redeemed. The distributor receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended April 30, 2006 were all waived.

6. Federal Income Tax Information	At April 30, 2006, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Short-Duration Bond Fund	$596,529,909	$1,038,724	$(7,171,354)	$(6,132,630)
Inflation-Protected Bond Fund	311,399,470	20,968	(15,093,869)	(15,072,901)
Core Bond Fund	2,192,868,133	8,476,968	(42,607,598)	(34,130,630)
Diversified Bond Fund	568,160,088	943,018	(9,738,978)	(8,795,960)
Strategic Income Fund	284,903,185	5,075,674	(5,209,583)	(133,909)
High Yield Fund	122,558,110	2,511,539	(1,239,512)	1,272,027
Balanced Fund	250,317,372	13,334,053	(4,008,364)	9,325,689
Value Fund	543,168,933	33,906,141	(8,281,939)	25,624,202
Enhanced Index Value Fund	101,220,599	9,288,614	(894,607)	8,394,007

Notes to Financial Statements (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Enhanced Index Value Fund II	$180,346,940	$19,758,366	$(1,855,397)	$17,902,969
Enhanced Index Core Equity Fund	38,939,859	3,259,842	(526,448)	2,733,394
Main Street Fund	348,905,075	35,631,664	(6,982,547)	28,649,117
Capital Appreciation Fund	947,840,157	113,620,958	(20,998,032)	92,622,926
Core Growth Fund	97,026,603	4,985,246	(2,832,446)	2,152,800
Enhanced Index Growth Fund	42,167,002	3,508,751	(862,828)	2,645,923
Mid-Cap Value Fund	10,348,361	881,613	(112,746)	768,867
Small Capitalization Value Fund	111,115,963	34,580,442	(3,355,635)	31,224,807
Small Company Opportunities Fund	754,968,974	238,267,217	(36,260,292)	202,006,925
Global Fund	770,678,527	138,203,979	(13,500,013)	124,703,966
International Equity Fund	1,003,178,077	388,152,472	(15,031,384)	373,121,088
Focused International Fund	6,101,150	825,783	(30,155)	795,628

Note: The aggregate cost for investments for the Money Market Fund as of April 30, 2006, is the same for financial reporting and Federal income tax purposes.

At October 31, 2005, the following Funds had available, for Federal income tax purposes, unused capital losses:

	Expiring 2008	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013
Money Market Fund	$-	$-	$-	$-	$-	$7,548
Short-Duration Bond Fund	-	-	-	-	-	2,291,778
Core Bond Fund	341,509	-	-	-	-	3,826,480
Diversified Bond Fund	-	-	-	-	-	103,204
Strategic Income Fund	-	-	-	-	-	18,378
Balanced Fund	-	-	12,732,356	11,296,270	-	-
Value Fund	-	23,408,260	65,382,695	-	-	-
Enhanced Index Core Equity Fund	-	2,639,247	3,373,077	1,901,023	-	-
Main Street Fund	-	-	-	-	-	2,111,361
Capital Appreciation Fund	-	-	-	-	-	14,320,774
Core Growth Fund	-	20,282,859	26,380,390	9,485,389	-	-
Enhanced Index Growth Fund	-	-	3,134,150	1,400,569	-	-
Global Fund	-	-	-	-	-	811,835
International Equity Fund	-	-	105,351,985	77,867,569	-	-

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.
Certain differences exist from the amounts reflected in the Statement of Changes in Net Assets primarily due to the character of short-term capital gains treated as ordinary income for tax purposes. The tax character of distributions paid during the year ended October 31, 2005 was as follows:

	Ordinary Income	Long Term Capital Gain	Short Term Capital Gain	Return of Capital
Money Market Fund	$11,206,248	$-	$-	$-
Short-Duration Bond Fund	16,463,137	1,364,110	-	-
Inflation-Protected Bond Fund	4,846,149	-	150,049	-

Notes to Financial Statements (Unaudited) (Continued)

	Ordinary Income	Long Term Capital Gain	Short Term Capital Gain	Return of Capital
Core Bond Fund	$11,413,825	$-	$-	$-
Diversified Bond Fund	9,442,473	127,882	1,152,582	-
High Yield Fund	950,058	-	-	-
Balanced Fund	6,589,922	-	-	-
Value Fund	3,440,627	-	-	-
Enhanced Index Value Fund	209,677	253,615	-	-
Enhanced Index Value Fund II	1,241,830	511,686	-	-
Enhanced Index Core Equity Fund	163,594	-	-	-
Core Growth Fund	363,861	-	-	-
Enhanced Index Growth Fund	119,659	-	-	-
Small Company Opportunities Fund	-	211,843	49,335	-
International Equity Fund	290,034	-	-	-

The tax character of distributions paid during the year ended October 31, 2004 was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Money Market Fund	$2,543,753	$-	$-
Core Bond Fund	57,209,569	11,022,278	-
International Equity Fund	3,280,264	-	-

At October 31, 2005, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Long Term Capital Gain/ (Capital Loss Carryover	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Money Market Fund	$11,547	$(7,548)	$(16,977)	$-
Short-Duration Bond Fund	16,136,334	(2,291,778)	42,682	(10,386,623)
Inflation-Protected Bond Fund	10,477,818	281,613	(664)	(7,390,208)
Core Bond Fund	60,936,063	(4,167,989)	424,055	(23,749,001)
Diversified Bond Fund	11,485,174	(103,204)	73,737	(7,318,955)
Strategic Income Fund	7,158,449	(18,378)	(749,792)	(5,221,572)
High Yield Fund	5,297,525	444,582	-	(411,163)
Balanced Fund	5,100,490	(24,028,626)	6,779	(1,004,964)
Value Fund	6,970,527	(2,799,843)	(88,824,405)*	70,614,088
Enhanced Index Value Fund	4,004,981	3,165,376	-	1,536,428
Enhanced Index Value Fund II	13,460,047	17,385,598	-	7,218,127
Enhanced Index Core Equity Fund	307,491	(7,913,347)	-	(53,276)
Main Street Fund	3,191,071	(2,111,361)	12	4,546,935
Capital Appreciation Fund	1,788,923	(14,320,774)	-	19,086,652
Core Growth Fund	359,541	(56,148,638)	-	10,964,492
Enhanced Index Growth Fund	88,732	(4,534,719)	-	802,900
Small Capitalization Value Fund	48,181	3,625,018	-	19,956,928
Small Company Opportunities Fund	10,497,048	59,271,829	(15,383)	141,105,720
Global Fund	3,548,945	(811,835)	-	31,691,284
International Equity Fund	9,823,984	(283,219,554)	(25,138)	198,134,895

*  Includes capital loss carryforward of $88,790,955 subject to loss limitations under Internal Revenue Code Sections 381-384.

Notes to Financial Statements (Unaudited) (Continued)

Pursuant to Section 852 of the Internal Revenue Code, the Funds have no designations of capital gain dividends for the year ended October 31, 2005.

Long Term Capital Dividend
Short-Duration Bond Fund	$1,364,110
Diversified Bond Fund	127,882
Enhanced Index Value Fund	253,615
Enhanced Index Value Fund II	511,686
Small Company Opportunities Fund	211,843

7. Proxy Voting (Unaudited)	A description of the policies and procedures that each Fund's investment adviser and sub-advisers use to vote proxies relating to the Fund's portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission's website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/retire and on the Securities and Exchange Commission's website at http://www.sec.gov.

8. Quarterly Reporting (Unaudited)	The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

9. Legal Proceedings (Unaudited)	On November 6, 2003, the MassMutual Prime Fund (now known as the MassMutual Premier Money Market Fund), the MassMutual Core Bond Fund (now known as the MassMutual Premier Core Bond Fund), and the MassMutual Balanced Fund (now known as the MassMutual Premier Balanced Fund) (the "Funds") were each named as a defendant in an adversary proceeding brought by Enron, Corp. ("Enron"), as debtor and debtor-in-possession, in the U.S. Bankruptcy Court for the Southern District of New York, in connection with Enron's Chapter 11 bankruptcy proceeding (In re Enron, Corp.). Enron alleges that the approximately 80 parties named as defendants, including these Funds and certain affiliates of these Funds and MassMutual, were initial transferees of early redemptions or prepayments of Enron commercial paper made shortly before Enron's bankruptcy in December 2001, or were parties for whose benefit such redemptions or prepayments were made, or were immediate or mediate transferees of such redemptions or prepayments. It is alleged that these Funds and the other defendants urged Enron to make these prepayments or redemptions prior to the stated maturity of the commercial paper and contrary to the terms of the commercial paper's original issuing documents, that the transactions depleted Enron's estate, and that they had the effect of unfairly preferring the holders of commercial paper at the expense of other general unsecured creditors. Enron seeks to set aside each of these transactions and recover these payments, plus interest and court costs, so that all similarly situated creditors of Enron can equally and ratably share the monies.

Notes to Financial Statements (Unaudited) (Continued)

While these Funds believe that they have valid defenses to all claims raised by Enron, these Funds cannot predict the outcome of this proceeding. The amounts sought to be recovered from the Money Market Fund, the Balanced Fund and the Core Bond Fund, plus interest and Enron's court costs, are approximately $9.7 million, $5.5 million and $3.2 million, respectively. If the proceeding were to be decided in a manner adverse to these Funds, or if these Funds enter into a settlement agreement with Enron, the payment of such judgment or settlement could have a material adverse effect on each Fund's net asset value. To remove any doubt that the Money Market Fund will be able to maintain a net asset value of $1.00 per share due to this proceeding, the Money Market Fund and MassMutual have entered into an indemnification agreement whereby MassMutual has agreed to indemnify the Money Market Fund, to the extent necessary, in order for the Money Market Fund to maintain a net asset value of $1.00 per share, in the event that any liability is incurred or settlement payment is made by the Money Market Fund in connection with this proceeding.

10. Trustees' Approval of Investment Advisory Contracts (Unaudited)	At a meeting held on September 22, 2005, the Board of Trustees of the Trust, including the Trustees who are not "interested persons" (as such term is defined in the 1940 Act) of the Trust, the Adviser or Sub-Advisers (the "Independent Trustees"), approved the Advisory Agreements and Sub-Advisory Agreements for each of the Mid-Cap Value Fund and Focused International Fund, subject to approval by the shareholders of each of the Funds of the Advisory Agreements and Sub-Advisory Agreements. In preparation for the meeting, the Trustees requested, and the Adviser and Sub-Advisers provided in advance of the meeting, certain materials relevant to the consideration of the Advisory Agreements and Sub-Advisory Agreements. The Trustees also requested, and received in advance of the meeting, a fee study report with respect to each Fund prepared by the Adviser using information provided by an independent third-party vendor. This fee study identified relevant peer group funds and presented comparative information concerning advisory fees and total expense ratios. The Trustees also received in board materials in advance of the meeting memoranda prepared by counsel to the Independent Trustees addressing their duties and responsibilities in approving the Advisory Agreements and Sub-Advisory Agreements, including identification of types of information relevant to such consideration.
At the meeting, representatives of the Adviser made an extensive presentation concerning the Adviser's operations and capabilities as well as the investment strategy to be pursued by each Fund and each Sub-Adviser's capabilities in managing such a strategy.
In approving the Advisory Agreements, the Trustees took note of the fact that the Adviser would delegate substantially all responsibility for furnishing a continuous investment program for the Funds, and making investment decisions with respect to a Fund's assets, to the relevant Sub-Adviser. The Trustees examined the Adviser's ability to provide investment oversight, administrative and shareholder services to the Funds. The Trustees also considered the experience and qualifications of the personnel of the Adviser that would be performing, or overseeing the performance of, the services to be provided to the Funds and the needs of the Funds for administrative and shareholder services. Based on the above, the Trustees concluded that the resources to be devoted by the Adviser were appropriate to fulfill effectively its duties under the Advisory Agreements.
The Trustees considered a number of factors they believed to be relevant to the interests of shareholders of the Funds. Such factors included (i) the ability of the Adviser to monitor the operations and performance of each Fund's Sub-Adviser, (ii) the financial condition, stability and business strategy of the Adviser, (iii) the ability of the Adviser with respect to regulatory compliance and the ability to monitor compliance with the investment policies of the Funds, (iv) possible economies of scale, and (v) any conditions affecting the Adviser's future provision of high quality services to the Funds. The Trustees concluded that the anticipated scope and quality of the services to be provided by the Adviser were satisfactory, in light of market conditions, the resources to be dedicated by the Adviser and its integrity, personnel, and financial resources, to merit approval of the Advisory Agreements.

Notes to Financial Statements (Unaudited) (Continued)
The Trustees took into account not only the actual dollar amount of fees to be paid by the Funds to the Adviser, but also took into account the estimated profitability of the Funds to the Adviser and the so-called "fallout benefits" to the Adviser, such as any reputational value derived from serving as investment adviser to the Funds. The Trustees considered the fact that the advisory fees did not contain breakpoints due to the Adviser choosing to price for the long-term.
Based on the foregoing, the Trustees concluded that the fees to be paid to the Adviser under the Advisory Agreements and the Funds' total expenses were fair and reasonable, given the anticipated scope and quality of the services to be rendered by the Adviser.
In approving the Sub-Advisory Agreements with respect to the Funds, the Trustees considered a wide range of information about, among other things: each Sub-Adviser and its personnel with responsibilities for providing services to the respective Fund; the terms of the Sub-Advisory Agreements; the scope and quality of services to be provided to each Fund under the Sub-Advisory Agreements; and the fees payable to each Sub-Adviser by the Adviser. In addition, the Trustees reviewed historical performance information of accounts managed by each Sub-Adviser with investment objectives, policies and investment strategies similar to that of the Funds. Such information showed that these accounts had outperformed their respective benchmark indices over extended periods of time. The Trustees were informed that the sub-advisory fees were negotiated at arm's length. The Trustees were also informed that each Sub-Adviser may receive research services from brokers in connection with portfolio securities transactions for the Funds and that research services furnished by brokers through which the Funds effect securities transactions may be used by each Sub-Adviser in advising other accounts that it advises. Conversely, research services furnished to each Sub-Adviser in connection with other accounts each Sub-Adviser advises may be used by a Sub-Adviser in advising the Funds.
Based on the foregoing, the Trustees concluded that the investment processes, research capabilities and philosophies of each Sub-Adviser would be well suited to each Fund, given their investment objectives and policies.
Following their review, the Trustees determined that the terms of the Advisory Agreements and Sub-Advisory Agreements were fair and reasonable with respect to each Fund and were in the best interests of each Fund's shareholders. After carefully considering the information summarized above, the Trustees, including the Independent Trustees voting separately, unanimously voted to approve the Advisory Agreements and the Sub-Advisory Agreements.
Prior to the votes being taken to approve the Advisory Agreements and Sub-Advisory Agreements, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. In their deliberations with respect to these matters, the Independent Trustees were advised by their independent legal counsel. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.
At meetings held on January 18, 2006 and February 23, 2006, respectively, the Trustees, including the Independent Trustees, approved the termination of the existing Sub-Advisory Agreements with Babson Capital Management LLC ("Babson Capital") for the Core Growth Fund, Mid-Cap Value Fund, Small Capitalization Value Fund, Small Company Opportunities Fund and Value Fund (the "Prior Sub-Advisory Agreements"). In coming to this recommendation, the Trustees considered the recent performance and investment style of each Fund, as well as an internal restructuring that was taking place at Babson Capital. Babson Capital, an indirect, wholly-owned subsidiary of MassMutual and sub-adviser to numerous equity and fixed-income investment options for MassMutual's proprietary mutual funds, including the Trust, had announced a plan to sharpen its business focus and concentrate on the core investment areas that provide the greatest opportunity for growth. As a result of this internal restructuring, it was proposed that a change in sub-adviser occur with respect to certain Babson Capital sub-advised mutual funds in the Trust, so that OFI Institutional Asset Management, Inc. ("OFI Institutional") could become the sub-adviser. OFI Institutional is a majority-owned, indirect subsidiary of MassMutual.

Notes to Financial Statements (Unaudited) (Continued)

In addition to approving the termination of the Prior Sub-Advisory Agreement for each Fund, the Trustees unanimously approved interim Sub-Advisory Agreements between the Adviser and OFI Institutional or OppenheimerFunds, Inc. ("OFI"), an affiliate of OFI Institutional (the "Interim Sub-Advisory Agreements"), pursuant to Rule 15a-4 under the Investment Company Act. In general, a mutual fund cannot enter into a new advisory agreement unless the shareholders of that fund vote to approve that agreement. Rule 15a-4, however, allows a fund to operate under an interim advisory agreement during the period between the termination of a prior advisory agreement and the date on which the requisite shareholder approval is obtained for a new advisory agreement. The compensation to be received by OFI Institutional or OFI, as applicable, under the Interim Sub-Advisory Agreements was the same compensation as would have been received by Babson Capital under the Prior Sub-Advisory Agreements, as required by Rule 15a-4.
On January 27, 2006, the Prior Sub-Advisory Agreements for the Core Growth Fund and the Value Fund terminated, and the Interim Sub-Advisory Agreements with OFI became effective. For the Mid-Cap Value Fund, the Small Capitalization Value Fund and the Small Company Opportunities Fund, the Prior Sub-Advisory Agreements terminated on April 1, 2006, at which time the Interim Sub-Advisory Agreements for these Funds with OFI Institutional became effective.
At their meeting on February 23, 2006, the Trustees also approved final Sub-Advisory Agreements for the Funds with OFI Institutional (the "New Sub-Advisory Agreements"). The Interim Sub-Advisory Agreements could not have a term of more than 150 days after the termination of the Prior Sub-Advisory Agreement and thus would have expired on the earlier of (i) 150 days from the respective termination dates or (ii) the date on which the New Sub-Advisory Agreements were approved by a "majority" of the Fund's outstanding voting securities (as such term is defined in the 1940 Act). Upon shareholder approval of the New Sub-Advisory Agreements, each Interim Sub-Advisory Agreement would terminate pursuant to its terms, and the relevant New Sub-Advisory Agreement would become effective.
In approving the Interim Sub-Advisory Agreements and the New Sub-Advisory Agreements, the Trustees considered a wide range of information of the type they regularly consider when determining whether to continue a Fund's Sub-Advisory Agreement as in effect from year to year. The Trustees considered information about, among other things: OFI Institutional, OFI and their respective personnel (including particularly those personnel with responsibilities for providing services to the Funds), resources and investment process; the terms of the relevant advisory agreement (in this case, the Interim Sub-Advisory Agreements and the New Sub-Advisory Agreements); the scope and quality of services that OFI Institutional or OFI, as applicable, would provide to the Funds; the investment performance of OFI Institutional or OFI, as applicable; the advisory fee rates payable to OFI Institutional by the Adviser and by other funds and client accounts managed or sub-advised by OFI Institutional, and payable by similar funds managed by other Advisers; the estimated change in profitability of the Funds to the Adviser; and OFI Institutional's and OFI's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Funds, and the brokers' and dealers' provision of brokerage and research services to OFI Institutional and OFI. The Trustees did not generally review the profitability of OFI Institutional based on the fact that the sub-advisory fees were paid by the Adviser and on the conclusion that, accordingly, the sub-advisory fees were being negotiated at arm's length.
Based on the foregoing, the Trustees concluded that the investment process, research capability and philosophy of OFI Institutional or OFI, as applicable, would be well suited to each Fund, given its investment objective and policies.
Following their review, the Trustees determined that the terms of the Interim Sub-Advisory Agreements and the New Sub-Advisory Agreements were fair and reasonable with respect to the Funds and were in the best interests of each Fund's shareholders. After carefully considering the information summarized above, the Trustees, including the Independent Trustees voting separately, unanimously voted to approve the Interim Sub-Advisory Agreements and the New Sub-Advisory Agreements.

Notes to Financial Statements (Unaudited) (Continued)

Prior to the votes being taken to approve the New Sub-Advisory Agreements, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. In their deliberations with respect to these matters, the Independent Trustees were advised by their independent legal counsel. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

11. Subsequent Event (Unaudited)	OFI Institutional replaced OFI as the Sub-Adviser to the Core Growth Fund and the Value Fund on May 1, 2006, pursuant to the approval of the New Sub-Advisory Agreements by the shareholders of each Fund.
The New Sub-Advisory Agreements with OFI Institutional for the Mid-Cap Value Fund, Small Capitalization Value Fund and Small Company Opportunities Fund also became effective on May 1, 2006, pursuant to the approval by the shareholders of each Fund.
Pursuant to the New Sub-Advisory Agreements OFI Institutional will receive fees equal to an annual rate of 0.23% of the average daily net assets of the Core Growth Fund, 0.23% of the average daily net assets of the Value Fund, 0.40% of the average daily net assets of the Mid-Cap Value Fund, 0.40% of the average daily net assets of the Small Capitalization Value Fund and 0.40% of the first $1 billion and 0.30% on any excess over $1 billion of the average daily net assets of the Small Company Opportunities Fund.

Other Information (Unaudited)

Fund Expenses April 30, 2006

Expense Examples	The following information is in regards to expenses for the six month period ended April 30, 2006:
As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested for the six month period ended April 30, 2006.

Actual Expenses	The first line of each table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Operating Expenses Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes	The second line of each table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Other Information (Unaudited) (Continued)

The Funds incur ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees, other expenses. The following tables, assuming a $1,000 investment in a class of shares, disclose the ending account value and operating expenses incurred for the six months ended April 30, 2006, based on, (1) the classes' actual return and actual expenses, and (2) a hypothetical annualized 5% return and the classes' actual expenses:

Money Market Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,018.00	$3.85
2) Hypothetical	1,000.00	1,020.98	3.86

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.77%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,019.30	$2.60
2) Hypothetical	1,000.00	1,022.22	2.61

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.52%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,019.10	$2.75
2) Hypothetical	1,000.00	1,022.07	2.76

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.55%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,019.60	$2.25
2) Hypothetical	1,000.00	1,022.56	2.26

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.45%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Short-Duration Bond Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,014.40	$4.60
2) Hypothetical	1,000.00	1,020.23	4.61

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.92%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,016.60	$3.35
2) Hypothetical	1,000.00	1,021.47	3.36

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.67%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,017.50	$2.95
2) Hypothetical	1,000.00	1,021.87	2.96

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.59%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,016.80	$2.70
2) Hypothetical	1,000.00	1,022.12	2.71

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.54%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,013.00	$6.09
2) Hypothetical	1,000.00	1,018.74	6.11

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.22%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Inflation-Protected Bond Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$987.60	$5.13
2) Hypothetical	1,000.00	1,019.64	5.21

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.04%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$988.10	$3.89
2) Hypothetical	1,000.00	1,020.88	3.96

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.79%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$989.50	$3.16
2) Hypothetical	1,000.00	1,021.62	3.21

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.64%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$989.50	$2.66
2) Hypothetical	1,000.00	1,022.12	2.71

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.54%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$985.90	$6.60
2) Hypothetical	1,000.00	1,018.15	6.71

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.34%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Core Bond Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,003.70	$4.77
2) Hypothetical	1,000.00	1,020.03	4.81

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.96%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,004.40	$3.53
2) Hypothetical	1,000.00	1,021.27	3.56

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.71%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,005.00	$3.18
2) Hypothetical	1,000.00	1,021.62	3.21

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.64%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,004.70	$2.93
2) Hypothetical	1,000.00	1,021.87	2.96

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.59%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,001.80	$6.35
2) Hypothetical	1,000.00	1,018.45	6.41

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.28%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Diversified Bond Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,005.70	$4.92
2) Hypothetical	1,000.00	1,019.89	4.96

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.99%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,005.40	$3.73
2) Hypothetical	1,000.00	1,021.08	3.76

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.75%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,006.50	$3.68
2) Hypothetical	1,000.00	1,021.12	3.71

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.74%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,006.20	$3.43
2) Hypothetical	1,000.00	1,021.37	3.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.69%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,003.60	$6.41
2) Hypothetical	1,000.00	1,018.40	6.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.29%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Strategic Income Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,034.50	$5.85
2) Hypothetical	1,000.00	1,019.04	5.81

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.16%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,036.60	$4.49
2) Hypothetical	1,000.00	1,020.38	4.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.89%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,037.80	$3.84
2) Hypothetical	1,000.00	1,021.03	3.81

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.76%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,037.70	$3.59
2) Hypothetical	1,000.00	1,021.27	3.56

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.71%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,034.20	$6.96
2) Hypothetical	1,000.00	1,017.95	6.90

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.38%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

High Yield Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,055.00	$5.86
2) Hypothetical	1,000.00	1,019.09	5.76

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.15%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,056.20	$4.59
2) Hypothetical	1,000.00	1,020.33	4.51

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.90%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,057.20	$3.83
2) Hypothetical	1,000.00	1,021.08	3.76

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.75%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,057.30	$3.57
2) Hypothetical	1,000.00	1,021.32	3.51

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.70%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,052.70	$7.38
2) Hypothetical	1,000.00	1,017.60	7.25

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.45%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Balanced Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,060.60	$5.93
2) Hypothetical	1,000.00	1,019.04	5.81

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.16%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,062.90	$4.65
2) Hypothetical	1,000.00	1,020.28	4.56

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.91%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,062.90	$3.89
2) Hypothetical	1,000.00	1,021.03	3.81

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.76%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,064.40	$3.07
2) Hypothetical	1,000.00	1,021.82	3.01

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.60%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,058.10	$7.50
2) Hypothetical	1,000.00	1,017.50	7.35

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.47%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Value Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,078.20	$5.62
2) Hypothetical	1,000.00	1,019.39	5.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.09%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,079.50	$4.12
2) Hypothetical	1,000.00	1,020.83	4.01

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.80%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,080.10	$3.56
2) Hypothetical	1,000.00	1,021.37	3.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.69%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,080.60	$3.04
2) Hypothetical	1,000.00	1,021.87	2.96

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.59%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,076.20	$7.21
2) Hypothetical	1,000.00	1,017.85	7.00

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.40%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Enhanced Index Value Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,123.30	$5.74
2) Hypothetical	1,000.00	1,019.39	5.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.09%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,123.60	$4.42
2) Hypothetical	1,000.00	1,020.63	4.21

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.84%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,124.60	$3.63
2) Hypothetical	1,000.00	1,021.37	3.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.69%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,126.10	$3.11
2) Hypothetical	1,000.00	1,021.87	2.96

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.59%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,121.40	$7.36
2) Hypothetical	1,000.00	1,017.85	7.00

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.40%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Enhanced Index Value Fund II

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,123.60	$5.74
2) Hypothetical	1,000.00	1,019.39	5.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.09%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,124.90	$4.43
2) Hypothetical	1,000.00	1,020.63	4.21

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.84%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,125.60	$3.64
2) Hypothetical	1,000.00	1,021.37	3.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.69%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,126.70	$3.11
2) Hypothetical	1,000.00	1,021.87	2.96

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.59%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,121.80	$7.37
2) Hypothetical	1,000.00	1,017.85	7.00

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.40%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Enhanced Index Core Equity Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,098.20	$5.67
2) Hypothetical	1,000.00	1,019.39	5.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.09%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,099.60	$4.37
2) Hypothetical	1,000.00	1,020.63	4.21

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.84%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,100.90	$3.59
2) Hypothetical	1,000.00	1,021.37	3.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.69%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,100.20	$3.07
2) Hypothetical	1,000.00	1,021.87	2.96

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.59%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,096.90	$7.28
2) Hypothetical	1,000.00	1,017.85	7.00

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.40%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Main Street Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,100.70	$6.41
2) Hypothetical	1,000.00	1,018.70	6.16

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.23%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,102.20	$4.85
2) Hypothetical	1,000.00	1,020.18	4.66

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.93%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,103.90	$4.33
2) Hypothetical	1,000.00	1,020.68	4.16

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.83%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,105.20	$3.13
2) Hypothetical	1,000.00	1,021.82	3.01

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.60%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,099.00	$7.96
2) Hypothetical	1,000.00	1,017.21	7.65

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.53%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Capital Appreciation Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,091.50	$5.65
2) Hypothetical	1,000.00	1,019.39	5.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.09%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,092.00	$5.03
2) Hypothetical	1,000.00	1,019.98	4.86

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.97%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,092.90	$4.26
2) Hypothetical	1,000.00	1,020.73	4.11

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.82%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,093.10	$3.68
2) Hypothetical	1,000.00	1,021.27	3.56

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.71%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,088.70	$7.56
2) Hypothetical	1,000.00	1,017.55	7.30

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.46%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Core Growth Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,039.50	$6.07
2) Hypothetical	1,000.00	1,018.84	6.01

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.20%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,041.30	$4.81
2) Hypothetical	1,000.00	1,020.08	4.76

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.95%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,041.70	$4.05
2) Hypothetical	1,000.00	1,020.83	4.01

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.80%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,042.10	$3.80
2) Hypothetical	1,000.00	1,021.08	3.76

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.75%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,037.60	$7.58
2) Hypothetical	1,000.00	1,017.36	7.50

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.50%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Enhanced Index Growth Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,078.00	$5.41
2) Hypothetical	1,000.00	1,019.59	5.26

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.05%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,078.00	$4.28
2) Hypothetical	1,000.00	1,020.68	4.16

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.83%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,079.50	$3.35
2) Hypothetical	1,000.00	1,021.57	3.26

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.65%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,079.80	$2.84
2) Hypothetical	1,000.00	1,022.07	2.76

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.55%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,075.40	$7.00
2) Hypothetical	1,000.00	1,018.05	6.80

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.36%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Mid-Cap Value Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred
1) Actual	$1,000.00	$1,116.60	$6.13	*
2) Hypothetical	1,000.00	1,017.85	7.00	**

*  Expenses are calculated using the annualized expense ratio for the period December 1, 2005 (commencement of operations) through April 30, 2006 of 1.40%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.40% multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred
1) Actual	$1,000.00	$1,117.80	$5.04	*
2) Hypothetical	1,000.00	1,019.09	5.76	**

*  Expenses are calculated using the annualized expense ratio for the period December 1, 2005 (commencement of operations) through April 30, 2006 of 1.15%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.15% multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred
1) Actual	$1,000.00	$1,117.90	$4.38	*
2) Hypothetical	1,000.00	1,019.84	5.01	**

*  Expenses are calculated using the annualized expense ratio for the period December 1, 2005 (commencement of operations) through April 30, 2006 of 1.00%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.00% multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred
1) Actual	$1,000.00	$1,119.00	$4.08	*
2) Hypothetical	1,000.00	1,020.18	4.66	**

*  Expenses are calculated using the annualized expense ratio for the period December 1, 2005 (commencement of operations) through April 30, 2006 of 0.93%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.93% multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred
1) Actual	$1,000.00	$1,115.20	$7.44	*
2) Hypothetical	1,000.00	1,016.36	8.50	**

*  Expenses are calculated using the annualized expense ratio for the period December 1, 2005 (commencement of operations) through April 30, 2006 of 1.70%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.70% multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Small Capitalization Value Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,161.20	$6.97
2) Hypothetical	1,000.00	1,018.35	6.51

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.30%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,162.10	$5.63
2) Hypothetical	1,000.00	1,019.59	5.26

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.05%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,163.20	$4.83
2) Hypothetical	1,000.00	1,020.33	4.51

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.90%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,163.10	$4.56
2) Hypothetical	1,000.00	1,020.58	4.26

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.85%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,158.80	$8.56
2) Hypothetical	1,000.00	1,016.86	8.00

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.60%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Small Company Opportunities Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,134.90	$6.03
2) Hypothetical	1,000.00	1,019.14	5.71

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.14%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,136.40	$4.71
2) Hypothetical	1,000.00	1,020.38	4.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.89%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,136.90	$4.19
2) Hypothetical	1,000.00	1,020.88	3.96

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.79%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,137.30	$3.66
2) Hypothetical	1,000.00	1,021.37	3.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.69%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,132.80	$7.88
2) Hypothetical	1,000.00	1,017.41	7.45

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.49%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Global Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,165.00	$7.68
2) Hypothetical	1,000.00	1,017.70	7.15

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.43%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,166.90	$6.12
2) Hypothetical	1,000.00	1,019.14	5.71

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.14%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,167.70	$5.54
2) Hypothetical	1,000.00	1,019.69	5.16

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.03%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,169.30	$4.79
2) Hypothetical	1,000.00	1,020.38	4.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 0.89%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,165.50	$8.16
2) Hypothetical	1,000.00	1,017.26	7.60

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.52%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

International Equity Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,225.40	$8.39
2) Hypothetical	1,000.00	1,017.26	7.60

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.52%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,226.40	$7.01
2) Hypothetical	1,000.00	1,018.50	6.36

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.27%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,227.40	$6.19
2) Hypothetical	1,000.00	1,019.24	5.61

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.12%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,228.30	$6.02
2) Hypothetical	1,000.00	1,019.39	5.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.09%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,223.20	$10.03
2) Hypothetical	1,000.00	1,015.77	9.10

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.82%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Focused International Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred
1) Actual	$1,000.00	$1,210.00	$7.22	*
2) Hypothetical	1,000.00	1,016.96	7.90	**

*  Expenses are calculated using the annualized expense ratio for the period December 1, 2005 (commencement of operations) through April 30, 2006 of 1.58%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.58% multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred
1) Actual	$1,000.00	$1,211.00	$6.08	*
2) Hypothetical	1,000.00	1,018.20	6.66	**

*  Expenses are calculated using the annualized expense ratio for the period December 1, 2005 (commencement of operations) through April 30, 2006 of 1.33%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.33% multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred
1) Actual	$1,000.00	$1,212.00	$5.40	*
2) Hypothetical	1,000.00	1,018.94	5.91	**

*  Expenses are calculated using the annualized expense ratio for the period December 1, 2005 (commencement of operations) through April 30, 2006 of 1.18%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.18% multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred
1) Actual	$1,000.00	$1,212.00	$5.26	*
2) Hypothetical	1,000.00	1,019.09	5.76	**

*  Expenses are calculated using the annualized expense ratio for the period December 1, 2005 (commencement of operations) through April 30, 2006 of 1.15%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.15% multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred
1) Actual	$1,000.00	$1,208.00	$8.59	*
2) Hypothetical	1,000.00	1,015.47	9.39	**

*  Expenses are calculated using the annualized expense ratio for the period December 1, 2005 (commencement of operations) through April 30, 2006 of 1.88%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2006 of 1.88% multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

MassMutual
FINANCIAL GROUP℠

Massachusetts Mutual Life Insurance Company
and affiliated companies
Springfield MA 01111-0001

www.massmutual.com

Distributor
MML Distributors, LLC
1295 State Street
Springfield, MA 01111-0001

June 29, 2006

MassMutual Financial Group is a marketing designation (or fleet name) for
Massachusetts Mutual Life Insurance Company (MassMutual) and its subsidiaries.

L4544 406

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Items 5. Audit Committee of Listed Registrants

Not applicable to this filing.

Item 6. Schedule of Investments.

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds

By (Signature and Title)	/s/ Frederick C. Castellani
Frederick C. Castellani, President and Principal Executive Officer
Date	6/22/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Frederick C. Castellani
Frederick C. Castellani, President and Principal Executive Officer

Date	6/22/06

By (Signature and Title)	/s/ James S. Collins
James S. Collins, Treasurer and Principal Financial Officer

Date	6/22/06